                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1
                                PROSPECTUS FOR
             FLEXIBLE PREMIUM VARIABLE DEFERRED ANNUITY CONTRACTS
                                FORM P1151 1/99

                                  ISSUED BY:
                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY
                                 HOME OFFICE:
                            6610 WEST BROAD STREET
                           RICHMOND, VIRGINIA 23230
                           TELEPHONE: (800) 352-9910

--------------------------------------------------------------------------------

This prospectus, dated May 1, 2012, describes an individual flexible premium variable deferred annuity contract (the "contract" or "contracts") for individuals and qualified and non-qualified retirement plans. Genworth Life and Annuity Insurance Company (the "Company," "we," "us," or "our") issues the contract. This contract may be referred to as "RetireReady/SM/ Freedom" in our marketing materials. This contract (RetireReady/SM/ Freedom) is no longer offered or sold.

This prospectus describes all material features and benefits of the contract and provides details about the Genworth Life & Annuity VA Separate Account 1 (the "Separate Account") and the Guarantee Account you should know before investing. (The Guarantee Account is not available for contracts issued on or after May 1, 2003.) Please read this prospectus carefully and keep it for future reference.

The contract offers you the opportunity to accumulate Contract Value and provides for the payment of periodic annuity benefits. We may pay these annuity benefits on a variable or fixed basis.

The minimum amount you need to purchase this contract is $25,000.

You may allocate your premium payments to the Separate Account. Each Subaccount of the Separate Account invests in shares of Portfolios of the Funds listed below. (If your contract was issued prior to May 1, 2003, you may allocate your premium payments to the Separate Account, the Guarantee Account or both.)

AIM VARIABLE INSURANCE FUNDS
(INVESCO VARIABLE INSURANCE FUNDS):
Invesco V.I. Core Equity Fund -- Series I shares
Invesco V.I. International Growth Fund -- Series II shares
Invesco Van Kampen V.I. American Franchise Fund --Series I shares (formerly,
  Invesco V.I. Capital Appreciation Fund -- Series I shares)
Invesco Van Kampen V.I. Comstock Fund -- Series II shares
Invesco Van Kampen V.I. Equity and Income Fund -- Series II shares

ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.:
AllianceBernstein Balanced Wealth Strategy Portfolio --  Class B
AllianceBernstein Global Thematic Growth Portfolio --  Class B
AllianceBernstein Growth and Income Portfolio
   -- Class B
AllianceBernstein International Value Portfolio -- Class B
AllianceBernstein Large Cap Growth Portfolio -- Class B
AllianceBernstein Small Cap Growth Portfolio -- Class B

AMERICAN CENTURY VARIABLE PORTFOLIOS II, INC.:
VP Inflation Protection Fund -- Class II

BLACKROCK VARIABLE SERIES FUNDS, INC.:
BlackRock Basic Value V.I. Fund -- Class III Shares
BlackRock Global Allocation V.I. Fund -- Class III Shares
BlackRock Value Opportunities V.I. Fund -- Class III Shares

COLUMBIA FUNDS VARIABLE INSURANCE TRUST I:
Columbia Variable Portfolio -- Marsico Growth Fund --Class 1 (formerly,
  Columbia Marsico Growth Fund, Variable Series -- Class A)
Columbia Variable Portfolio -- Marsico International Opportunities
  Fund -- Class 2 (formerly, Columbia Marsico International Opportunities Fund, Variable Series --Class B)

EATON VANCE VARIABLE TRUST:
VT Floating-Rate Income Fund

FEDERATED INSURANCE SERIES:
Federated High Income Bond Fund II -- Service Shares
Federated Kaufmann Fund II -- Service Shares

FIDELITY VARIABLE INSURANCE PRODUCTS FUND:
VIP Balanced Portfolio -- Service Class 2

VIP Contrafund(R) Portfolio -- Service Class 2
VIP Dynamic Capital Appreciation Portfolio -- Service Class 2
VIP Equity-Income Portfolio -- Service Class 2
VIP Growth Portfolio -- Service Class 2
VIP Growth & Income Portfolio -- Service Class 2
VIP Growth Opportunities Portfolio -- Service Class 2
VIP Growth Stock Portfolio -- Service Class 2
VIP Investment Grade Bond Portfolio -- Service Class 2
VIP Mid Cap Portfolio -- Service Class 2
VIP Value Strategies Portfolio -- Service Class 2

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST:
Mutual Shares Securities Fund -- Class 2 Shares
Templeton Growth Securities Fund -- Class 2 Shares

GE INVESTMENTS FUNDS, INC.:
Core Value Equity Fund -- Class 1 Shares
Money Market Fund
Real Estate Securities Fund -- Class 1 Shares
Small-Cap Equity Fund -- Class 1 Shares
Total Return Fund -- Class 1 Shares/1/
Total Return Fund -- Class 3 Shares/1/
U.S. Equity Fund -- Class 1 Shares

JANUS ASPEN SERIES:
Balanced Portfolio -- Service Shares
Forty Portfolio -- Service Shares

MFS(R) VARIABLE INSURANCE TRUST:
MFS(R) Investors Growth Stock Series -- Service Class Shares
MFS(R) Total Return Series -- Service Class Shares
MFS(R) Utilities Series -- Service Class Shares

OPPENHEIMER VARIABLE ACCOUNT FUNDS:
Oppenheimer Balanced Fund/VA -- Service Shares
Oppenheimer Capital Appreciation Fund/VA -- Service Shares
Oppenheimer Global Securities Fund/VA -- Service Shares
Oppenheimer Main Street Fund/VA -- Service Shares
Oppenheimer Main Street Small- & Mid- Cap Fund(R)/VA -- Service Shares

PIMCO VARIABLE INSURANCE TRUST:
All Asset Portfolio -- Advisor Class Shares
High Yield Portfolio -- Administrative Class Shares
Long-Term U.S. Government Portfolio -- Administrative Class Shares Low Duration Portfolio -- Administrative Class Shares
Total Return Portfolio -- Administrative Class Shares

THE PRUDENTIAL SERIES FUND:
Jennison Portfolio -- Class II Shares
Jennison 20/20 Focus Portfolio -- Class II Shares
Natural Resources Portfolio -- Class II Shares

WELLS FARGO VARIABLE TRUST:
Wells Fargo Advantage VT Omega Growth Fund -- Class 2

THE FOLLOWING PORTFOLIOS ARE NOT AVAILABLE TO CONTRACTS ISSUED ON OR AFTER MAY 1, 2003:

DREYFUS:
The Dreyfus Socially Responsible Growth Fund, Inc. -- Initial Shares

GOLDMAN SACHS VARIABLE INSURANCE TRUST:
Goldman Sachs Large Cap Value Fund -- Institutional Shares

JANUS ASPEN SERIES:
Enterprise Portfolio -- Service Shares
Global Technology Portfolio -- Service Shares
Janus Portfolio -- Service Shares
Worldwide Portfolio -- Service Shares

PIMCO VARIABLE INSURANCE TRUST:
Foreign Bond Portfolio (U.S. Dollar Hedged) -- Administrative Class Shares

/1/ The Subaccount invests in Class 1 shares of the Total Return Fund for contracts issued before May 1, 2006. Class 1 shares of the Total Return Fund are not available for contracts issued on or after May 1, 2006. The Subaccount invests in Class 3 shares of the Total Return Fund, for contracts issued on or after May 1, 2006.

THE FOLLOWING PORTFOLIO IS NOT AVAILABLE FOR NEW PREMIUM PAYMENTS OR TRANSFERS OR FOR NEW CONTRACTS ISSUED ON OR AFTER NOVEMBER 15, 2004:

JANUS ASPEN SERIES:
Overseas Portfolio -- Service Shares

THE FOLLOWING PORTFOLIOS ARE NOT AVAILABLE TO CONTRACTS ISSUED ON OR AFTER MAY 1, 2006:

FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND:
VIP Asset Manager/SM/ Portfolio -- Service Class 2

GOLDMAN SACHS VARIABLE INSURANCE TRUST:
Goldman Sachs Mid Cap Value Fund

MFS(R) VARIABLE INSURANCE TRUST:
MFS(R) New Discovery Series -- Service Class Shares

THE FOLLOWING PORTFOLIOS ARE NOT AVAILABLE TO CONTRACTS ISSUED ON OR AFTER MAY 1, 2007:

AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS):
Invesco Van Kampen V.I. American Franchise Fund -- Series II shares (formerly,
  Invesco Van Kampen V.I. Capital Growth Fund -- Series II shares)

LEGG MASON PARTNERS VARIABLE EQUITY TRUST:
Legg Mason ClearBridge Variable Equity Income Builder Portfolio -- Class II

THE FOLLOWING PORTFOLIOS ARE NOT AVAILABLE TO CONTRACTS ISSUED ON OR AFTER SEPTEMBER 8, 2008:

AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS):
Invesco Van Kampen V.I. Value Opportunities Fund -- Series II shares (formerly,
  Invesco V.I. Basic Value Fund -- Series II shares)

BLACKROCK VARIABLE SERIES FUNDS, INC.:
BlackRock Large Cap Growth V.I. Fund -- Class III Shares

GE INVESTMENTS FUNDS, INC:
Income Fund -- Class 1 Shares
Mid-Cap Equity Fund -- Class 1 Shares
Premier Growth Equity Fund -- Class 1 Shares
S&P 500(R) Index Fund

LEGG MASON PARTNERS VARIABLE EQUITY TRUST:
Legg Mason ClearBridge Variable Aggressive Growth Portfolio -- Class II
Legg Mason ClearBridge Variable Fundamental All Cap Value Portfolio -- Class I

MFS(R) VARIABLE INSURANCE TRUST:
MFS(R) Investors Trust Series -- Service Class Shares

OPPENHEIMER VARIABLE ACCOUNT FUNDS:
Oppenheimer Small- & Mid-Cap Growth Fund/VA -- Service Shares

RYDEX VARIABLE TRUST:
NASDAQ-100(R) Fund

THE FOLLOWING PORTFOLIOS ARE NOT AVAILABLE AS INVESTMENT OPTIONS UNDER CONTRACTS ISSUED ON OR AFTER JANUARY 5, 2009:

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST:
Franklin Income Securities Fund -- Class 2 Shares
Franklin Templeton VIP Founding Funds Allocation Fund -- Class 2 Shares.

Not all of these Portfolios may be available in all states or in all markets.

THE SECURITIES AND EXCHANGE COMMISSION ("SEC") HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Your contract:

  .  Is NOT a bank deposit

  .  Is NOT FDIC insured

  .  Is NOT insured or endorsed by a bank or any federal government agency

  .  Is NOT available in every state

  .  MAY go down in value.

Except for amounts in the Guarantee Account, both the value of a contract before the Maturity Date and the amount of monthly income afterwards will depend upon the investment performance of the Portfolios(s) you select. YOU BEAR THE INVESTMENT RISK OF INVESTING IN THE PORTFOLIOS.

This contract has optional benefits, for an additional charge, available to contract owners. Not all benefits may be available in all states or in all markets. Should you not be able to obtain a certain feature explained in this prospectus through your current representative, please contact our Home Office at the telephone number or address listed below to inquire as to whether a particular optional benefit is available in your state and, if so, for a list of firms that will permit such an optional benefit for sale. Please note that some optional benefits may have requirements that differ from or are in addition to the base contract. Before deciding to invest in an optional benefit, you should weigh its costs and benefits against the possibility that, had you not purchased the optional benefit, your Contract Value may have been higher.

We may offer other contracts with features that are substantially similar to those offered in this contract and in this prospectus. These other contracts may be priced differently and may be offered exclusively to customers of one or more particular financial institutions or brokerage firms.

This contract is also offered to customers of various financial institutions and brokerage firms. No financial institution or brokerage firm is responsible for the guarantees under the contract. Guarantees under the contract are the sole responsibility of the Company.

In the future, additional portfolios managed by certain financial institutions or brokerage firms may be added to the Separate Account. These portfolios may be offered exclusively to purchasing customers of the financial institution or brokerage firm.

This contract may be used with certain tax qualified retirement plans. The contract includes attributes such as tax deferral on accumulated earnings. Qualified retirement plans provide their own tax deferral benefit; the purchase of this contract does not provide additional tax deferral benefits beyond those provided in the qualified retirement plan. Accordingly, if you are purchasing this contract as a Qualified Contract, you should consider purchasing this contract for its death benefit, income benefits, and other non-tax-related benefits. Please consult a tax adviser for information specific to your circumstances in order to determine whether this contract is an appropriate investment for you.

A Statement of Additional Information, dated May 1, 2012, which contains additional information about the contract has been filed with the SEC and is incorporated by reference into this prospectus. A table of contents for the Statement of Additional Information appears on the last page of this prospectus. If you would like a free copy of the Statement of Additional Information, call us at:

                                (800) 352-9910;

                                or write us at:

                            6610 West Broad Street
                              Richmond, VA 23230

The Statement of Additional Information and other material incorporated by reference can be found on the SEC's website at:

                                  www.sec.gov

This prospectus does not constitute an offering in any jurisdiction in which such offering may not lawfully be made.

TABLE OF CONTENTS

DEFINITIONS................................................................  8

FEE TABLES................................................................. 11
   Examples................................................................ 17

SYNOPSIS................................................................... 19

CONDENSED FINANCIAL INFORMATION............................................ 23

THE COMPANY................................................................ 23

FINANCIAL CONDITION OF THE COMPANY......................................... 23

THE SEPARATE ACCOUNT....................................................... 24
   The Portfolios.......................................................... 25
   Subaccounts............................................................. 26
   Voting Rights........................................................... 35
   Asset Allocation Program................................................ 35

CHARGES AND OTHER DEDUCTIONS............................................... 44
   Deductions from the Separate Account.................................... 44
   Charges for the Living Benefit Rider Options............................ 44
   Charges for the Death Benefit Rider Options............................. 47
   Other Charges........................................................... 49

THE CONTRACT............................................................... 49
   Purchase of the Contract................................................ 49
   Ownership............................................................... 50
   Assignment.............................................................. 51
   Premium Payments........................................................ 51
   Valuation Day and Valuation Period...................................... 51
   Allocation of Premium Payments.......................................... 51
   Valuation of Accumulation Units......................................... 52

TRANSFERS.................................................................. 52
   Transfers Before the Maturity Date...................................... 52
   Transfers from the Guarantee Account to the Subaccounts................. 53
   Transfers from the Subaccounts to the Guarantee Account................. 53
   Transfers Among the Subaccounts......................................... 53
   Telephone/Internet Transactions......................................... 54
   Confirmation of Transactions............................................ 54
   Special Note on Reliability............................................. 54
   Transfers By Third Parties.............................................. 55
   Special Note on Frequent Transfers...................................... 55
   Dollar Cost Averaging Program........................................... 57
   Defined Dollar Cost Averaging Program................................... 57
   Portfolio Rebalancing Program........................................... 58
   Guarantee Account Interest Sweep Program................................ 58

SURRENDERS AND PARTIAL SURRENDERS.......................................... 59
   Surrenders and Partial Surrenders....................................... 59
   Restrictions on Distributions from Certain Contracts.................... 60
   Systematic Withdrawal Program........................................... 60

   Guaranteed Minimum Withdrawal Benefit Rider Options....................  61
       Lifetime Income Plus Solution......................................  61
       Lifetime Income Plus 2008..........................................  74
       Lifetime Income Plus 2007..........................................  86
       Lifetime Income Plus (for contracts issued on or after the later of May 1, 2006, or the date of state insurance
         department approval).............................................  94
       Lifetime Income Plus (for contracts issued prior to May 1,
         2006, or prior to the date of state insurance department
         approval)........................................................ 101
       Guaranteed Withdrawal Advantage.................................... 107
       Investment Strategy for the Guaranteed Minimum Withdrawal
         Benefit Rider Options............................................ 111
   Annuity Cross Funding Program.......................................... 112

DEATH OF OWNER AND/OR ANNUITANT (FOR CONTRACTS ISSUED ON OR AFTER THE
  LATER OF MAY 1, 2003, OR THE DATE OF STATE INSURANCE DEPARTMENT
  APPROVAL)............................................................... 113
   Distribution Provisions Upon Death of Owner or Joint Owner............. 113
   Death Benefit at Death of Any Annuitant Before the Maturity Date....... 114
   Basic Death Benefit.................................................... 114
   Annual Step-Up Death Benefit Rider Option.............................. 114
   5% Rollup Death Benefit Rider Option................................... 115
   Earnings Protector Death Benefit Rider Option.......................... 116
   The Earnings Protector and Greater of Annual Step-Up and 5% Rollup
     Death Benefit Rider Option........................................... 117
   Termination of Death Benefit Rider Options When Contract Assigned
     or Sold.............................................................. 117
   How to Claim Proceeds and/or Death Benefit Payments.................... 117
   Distribution Rules..................................................... 119

DEATH OF OWNER AND/OR ANNUITANT (FOR CONTRACTS ISSUED PRIOR TO MAY 1,
  2003, OR PRIOR TO THE DATE OF STATE INSURANCE DEPARTMENT APPROVAL)...... 120
   Death Benefit at Death of Any Annuitant Before the Maturity Date....... 120
   Optional Enhanced Death Benefit........................................ 121
   When We Calculate the Death Benefit.................................... 122
   Death of an Owner, Joint Owner or Annuitant Before the Maturity
     Date................................................................. 122
   Death of an Owner, Joint Owner or Annuitant On or After the
     Maturity Date........................................................ 125

INCOME PAYMENTS........................................................... 125
   Optional Payment Plans................................................. 127
   Variable Income Payments............................................... 127
   Transfers After the Maturity Date...................................... 128
   Guaranteed Income Advantage............................................ 128
   Payment Protection Rider Options....................................... 136
       Payment Optimizer Plus............................................. 136
       Principal Protection Advantage..................................... 145

TAX MATTERS............................................................... 151
   Introduction........................................................... 151
   Taxation of Non-Qualified Contracts.................................... 151
   Section 1035 Exchanges................................................. 154
   Qualified Retirement Plans............................................. 155
   Federal Income Tax Withholding......................................... 159
   State Income Tax Withholding........................................... 159
   Tax Status of the Company.............................................. 159
   Federal Estate, Gift and Generation-Skipping Transfer Taxes............ 159
   Federal Defense of Marriage Act........................................ 159
   Annuity Purchases by Residents of Puerto Rico.......................... 160

   Annuity Purchases by Nonresident Aliens and Foreign Corporations... 160
   Foreign Tax Credits................................................ 160
   Changes in the Law................................................. 160

REQUESTING PAYMENTS................................................... 160

SALE OF THE CONTRACTS................................................. 161

ADDITIONAL INFORMATION................................................ 162
   Owner Questions.................................................... 162
   Return Privilege................................................... 162
   State Regulation................................................... 162
   Evidence of Death, Age, Gender, Marital Status or Survival......... 162
   Records and Reports................................................ 162
   Other Information.................................................. 163
   Exemption to File Periodic Reports................................. 163
   Legal Proceedings.................................................. 163

APPENDIX A............................................................ A-1
   Examples of the Available Death Benefits........................... A-1

APPENDIX B............................................................ B-1
   Condensed Financial Information.................................... B-1

APPENDIX C............................................................ C-1
   The Guarantee Account.............................................. C-1

TABLE OF CONTENTS FOR STATEMENT OF ADDITIONAL INFORMATION

DEFINITIONS

The following terms are used throughout the prospectus:

ACCUMULATION UNIT -- An accounting unit of measure we use to calculate the value in the Separate Account before income payments commence.

ANNUITANT -- The person named in the contract upon whose age and, where appropriate, gender, we use to determine monthly income benefits.

ANNUITY UNIT -- An accounting unit of measure we use to calculate the amount of the second and each subsequent variable income payment.

ASSET ALLOCATION MODEL -- A component of the Investment Strategy for the Payment Protection Rider Options and the Guaranteed Minimum Withdrawal Benefit Rider Options.

BENEFIT DATE -- For the Guaranteed Minimum Withdrawal Benefit Rider Options (except for Lifetime Income Plus 2008 and Lifetime Income Plus Solution), the date that will be the later of the Contract Date and the Valuation Day of the most recent reset.

BENEFIT YEAR -- For the Guaranteed Minimum Withdrawal Benefit Rider Options (except for Lifetime Income Plus 2008 and Lifetime Income Plus Solution), each one-year period following the Benefit Date and each anniversary of that date. For Lifetime Income Plus 2008 and Lifetime Income Plus Solution, each one-year period following the Contract Date and each anniversary of that date.

CODE -- The Internal Revenue Code of 1986, as amended.

CONTRACT DATE -- The date we issue your contract and your contract becomes effective. Your Contract Date is shown in your contract. We use the Contract Date to determine contract years and anniversaries.

CONTRACT VALUE -- The total value of all your Accumulation Units in the Subaccounts and any amounts you hold in the Guarantee Account, if available.

DESIGNATED SUBACCOUNTS -- The Subaccounts available under the Investment Strategy for the Payment Protection Rider Options and the Guaranteed Minimum Withdrawal Benefit Rider Options.

FUND -- Any open-end management investment company or any unit investment trust in which the Separate Account invests.

FUNDING ANNUITY -- The variable deferred annuity issued by Genworth Life and Annuity Insurance Company; this contract becomes a Funding Annuity when it is purchased on the same date as a Scheduled Purchase Payment Variable Deferred Annuity Contract issued by Genworth Life and Annuity Insurance Company. The assets of the Funding Annuity are withdrawn and immediately allocated to the Scheduled Purchase Payment Variable Deferred Annuity Contract.

GENERAL ACCOUNT -- Assets of the Company other than those allocated to the Separate Account or any other segregated asset account of the Company.

GIS SUBACCOUNT -- A division of the Separate Account that invests exclusively in shares of the GE Investments Funds, Inc. -- Total Return Fund. This Subaccount is only available when Guaranteed Income Advantage is elected at the time of application. Premium payments may not be made directly to the GIS Subaccount. Allocations must be made pursuant to scheduled transfers from all other Subaccounts in which you have allocated assets.

GROSS WITHDRAWAL -- For Lifetime Income Plus, Lifetime Income Plus 2007, Lifetime Income Plus 2008 and Lifetime Income Plus Solution, an amount withdrawn from Contract Value, including any surrender charge, any taxes withheld and any premium taxes assessed.

GUARANTEE ACCOUNT -- Part of our General Account that provides a guaranteed interest rate for a specified interest rate guarantee period. The General Account is not part of and does not depend on the investment performance of the Separate Account. The Guarantee Account is not available for contracts issued on or after May 1, 2003.

GUARANTEED INCOME ADVANTAGE -- The marketing name for the Guaranteed Income Rider. This rider may be referred to by either name in this prospectus.

GUARANTEED WITHDRAWAL ADVANTAGE -- The marketing name for the Guaranteed Minimum Withdrawal Benefit Rider, which is one of the Guaranteed Minimum Withdrawal Benefit Rider Options discussed in this prospectus. This rider may be referred to by either name in this prospectus. Guaranteed Withdrawal Advantage is not available for contracts issued on or after May 1, 2007.

HOME OFFICE -- Our office located at 6610 West Broad Street, Richmond, Virginia 23230.

INCOME START DATE -- For Guaranteed Income Advantage, the date income payments begin from one or more segments pursuant to the terms of Guaranteed Income Advantage. For Principal Protection Advantage, the date income payments begin from one or more Payment Protection Plans pursuant to the terms of Principal Protection Advantage.

INCOME START VALUE -- For Principal Protection Advantage, the portion of Contract Value applied to a Payment Protection Plan that provides for monthly income as of the Income Start Date.

INVESTMENT STRATEGY -- The Designated Subaccounts and/or Asset Allocation Model required for the Payment Protection Rider Options and the Guaranteed Minimum Withdrawal Benefit Rider Options. The Investment Strategy is required in order to receive the full benefit under these rider options.

JOINT ANNUITANT -- For the Payment Protection Rider Options, the additional life on which monthly income is based. For the Guaranteed Minimum Withdrawal Benefit Rider Options, the additional life on which the Withdrawal Factor may be based.

LIFETIME INCOME PLUS -- The marketing name for one of the Guaranteed Minimum Withdrawal Benefit for Life Riders, which is one of the Guaranteed Minimum Withdrawal Benefit Rider Options discussed in this prospectus. Lifetime Income Plus is not available for contracts issued on or after May 1, 2008.

LIFETIME INCOME PLUS 2007 -- The marketing name for one of the Guaranteed Minimum Withdrawal Benefit for Life Riders, which is one of the Guaranteed Minimum Withdrawal Benefit Rider Options discussed in this prospectus. Lifetime Income Plus 2007 is not available for contracts issued on or after September 8, 2008.

LIFETIME INCOME PLUS 2008 -- The marketing name for one of the Guaranteed Minimum Withdrawal Benefit for Life Riders, which is one of the Guaranteed Minimum Withdrawal Benefit Rider Options discussed in the prospectus. The rider may be issued with or without the Principal Protection Death Benefit. For purposes of this prospectus, references to Lifetime Income Plus 2008 include a rider issued with or without the Principal Protection Death Benefit, as applicable, unless stated otherwise.

LIFETIME INCOME PLUS SOLUTION -- The marketing name for one of the Guaranteed Minimum Withdrawal Benefit for Life Riders, which is one of the Guaranteed Minimum Withdrawal Benefit Rider Options discussed in the prospectus. The rider may be issued with or without the Principal Protection Death Benefit. For purposes of this prospectus, references to Lifetime Income Plus Solution include a rider issued with or without the Principal Protection Death Benefit, as applicable, unless stated otherwise.

MATURITY DATE -- The date on which your income payments will commence, if any Annuitant is living on that date. The Maturity Date is stated in your contract, unless changed by you in writing in a form acceptable to us.

MAXIMUM ANNIVERSARY VALUE -- For Lifetime Income Plus Solution, an amount used to calculate the benefit base for benefits provided under the rider.

PAYMENT OPTIMIZER PLUS -- The marketing name for the Payment Protection with Commutation Immediate and Deferred Variable Annuity Rider, which is one of the Payment Protection Rider Options discussed in this prospectus. Payment Optimizer Plus is not available for contracts issued after October 17, 2008.

PAYMENT PROTECTION PLAN -- A series of variable income payments that are provided pursuant to the terms of Principal Payment Protection Advantage.

PORTFOLIO -- A division of a Fund, the assets of which are separate from other Portfolios that may be available in the Fund. Each Portfolio has its own investment objective. Not all Portfolios may be available in all states or markets.

PRINCIPAL PROTECTION ADVANTAGE -- The marketing name for the Payment Protection Rider, which is one of the Payment Protection Rider Options discussed in this prospectus. Principal Protection Advantage is not available for contracts issued on or after May 1, 2007.

PRINCIPAL PROTECTION DEATH BENEFIT -- The death benefit provided under Lifetime Income Plus 2008 and Lifetime Income Plus Solution, if elected at the time of application, for an additional charge.

PURCHASE PAYMENT BENEFIT AMOUNT -- For Lifetime Income Plus Solution, an amount used to calculate the benefit base for benefits provided under the rider.

RIDER DEATH BENEFIT -- The death benefit payable under Lifetime Income Plus and Lifetime Income Plus 2007.

ROLL-UP VALUE -- An amount used to calculate the Withdrawal Limit for benefits provided under Lifetime Income Plus 2007 and Lifetime Income Plus 2008. For Lifetime Income Plus Solution, the Roll-Up Value is an amount used to calculate the benefit base for benefits provided under the rider.

SEPARATE ACCOUNT -- Genworth Life & Annuity VA Separate Account 1, a separate account we established to receive Subaccount allocations. The Separate Account is divided into Subaccounts, each of which invests in shares of a separate Portfolio.

SUBACCOUNT -- A division of the Separate Account which invests exclusively in shares of a designated Portfolio. Not all Subaccounts may be available in all states or markets. A Subaccount may be referred to as an Investment Subdivision in the contract and/or marketing materials.

SURRENDER VALUE -- The value of the contract as of the date we receive your written request to surrender at our Home Office, less any applicable premium tax, contract maintenance charge, and any optional benefit charge if applicable.

VALUATION DAY -- Any day on which the New York Stock Exchange is open for regular trading, except for days on which a Portfolio does not value its shares.

VALUATION PERIOD -- The period that starts at the close of regular trading on the New York Stock Exchange on any Valuation Day and ends at the close of regular trading on the next succeeding Valuation Day.

WITHDRAWAL BASE -- An amount used to establish the Withdrawal Limit for benefits provided under the Guaranteed Minimum Withdrawal Benefit Rider Options (except for Lifetime Income Plus Solution).

WITHDRAWAL FACTOR -- The percentage used to establish the Withdrawal Limit for benefits provided under the Guaranteed Minimum Withdrawal Benefit Rider Options.

WITHDRAWAL LIMIT -- The total amount that you may withdraw in a Benefit Year without reducing the benefit provided under the Guaranteed Minimum Withdrawal Benefit Rider Options.

FEE TABLES

The following tables describe fees and expenses that you will pay when buying, owning or partially surrendering assets or fully surrendering the contract. The first table describes the fees and expenses that you will pay when you buy the contract, take a partial surrender, fully surrender your contract or transfer assets among the investment options. State premium taxes may also be deducted.

CONTRACT OWNER TRANSACTION EXPENSES
------------------------------------------------------------
Surrender Charge                                     None
------------------------------------------------------------
 Transfer Charge                                   $10.00/1/
------------------------------------------------------------

/1/We currently do not assess a transfer charge. However, we reserve the right to assess a transfer charge for each transfer among the Subaccounts.

The next table describes the fees and expenses that you will pay periodically during the time you own the contract, not including Portfolio fees and expenses.

The following charges apply to contracts issued on or after the later of May 1, 2006, or the date on which state insurance authorities approve applicable contract modifications.

PERIODIC CHARGES OTHER THAN PORTFOLIO
EXPENSES
---------------------------------------------------------------------------
Annual Contract Maintenance Charge                 $25.00/1/
---------------------------------------------------------------------------
SEPARATE ACCOUNT ANNUAL EXPENSES (AS A PERCENTAGE OF
 YOUR AVERAGE DAILY NET ASSETS IN THE SEPARATE ACCOUNT)
---------------------------------------------------------------------------
 Mortality and Expense Risk Charge                   1.35%
---------------------------------------------------------------------------
 Administrative Expense Charge                       0.25%
---------------------------------------------------------------------------
MAXIMUM TOTAL SEPARATE ACCOUNT ANNUAL
 EXPENSES                                            1.60%
---------------------------------------------------------------------------
LIVING BENEFIT RIDER OPTIONS/2/ (AS A
 PERCENTAGE OF YOUR AVERAGE DAILY NET
 ASSETS IN THE SEPARATE ACCOUNT)
---------------------------------------------------------------------------
                                         Current Charge  Maximum Charge/3/
                                         ----------------------------------
Guaranteed Withdrawal Advantage/4/           0.50%            1.00%
---------------------------------------------------------------------------
Lifetime Income Plus/5/
 Single Annuitant Contract                   0.60%            2.00%
                                         -------------------------------
 Joint Annuitant Contract                    0.75%            2.00%
---------------------------------------------------------------------------
Lifetime Income Plus 2007/6/
 Single Annuitant Contract                   0.75%            2.00%
                                         -------------------------------
 Joint Annuitant Contract                    0.85%            2.00%
---------------------------------------------------------------------------
Guaranteed Income Advantage                  0.50%            0.50%
---------------------------------------------------------------------------
Principal Protection Advantage/7/            0.40%            1.00%
---------------------------------------------------------------------------
Payment Optimizer Plus/8/
 Single Annuitant Contract                   0.50%            1.25%
                                         -------------------------------
 Joint Annuitant Contract                    0.65%            1.25%
---------------------------------------------------------------------------

LIVING BENEFIT RIDER OPTIONS/2,9/
--------------------------------------------------------------------------------------------------
                                               Current Charge             Maximum Charge/3/
                                         ---------------------------------------------------------
Lifetime Income Plus 2008 without the
 Principal Protection Death Benefit
 Single Annuitant Contract               0.75% of benefit base        2.00% of benefit base
--------------------------------------------------------------------------------------------------
 Joint Annuitant Contract                0.85% of benefit base        2.00% of benefit base
--------------------------------------------------------------------------------------------------
Lifetime Income Plus 2008 with the
 Principal Protection Death Benefit --
 Annuitant Age 45-70
 Single Annuitant Contract               0.75% of benefit base PLUS   2.00% of benefit base PLUS
                                         0.15% of value of Principal  0.50% of value of Principal
                                         Protection Death Benefit     Protection Death Benefit
--------------------------------------------------------------------------------------------------
 Joint Annuitant Contract                0.85% of benefit base PLUS   2.00% of benefit base PLUS
                                         0.15% of value of Principal  0.50% of value of Principal
                                         Protection Death Benefit     Protection Death Benefit
--------------------------------------------------------------------------------------------------
Lifetime Income Plus 2008 with the
Principal Protection Death Benefit --
Annuitant Age 71-85
 Single Annuitant Contract               0.75% of benefit base PLUS   2.00% of benefit base PLUS
                                         0.40% of value of Principal  0.50% of value of Principal
                                         Protection Death Benefit     Protection Death Benefit
--------------------------------------------------------------------------------------------------
 Joint Annuitant Contract                0.85% of benefit base PLUS   2.00% of benefit base PLUS
                                         0.40% of value of Principal  0.50% of value of Principal
                                         Protection Death Benefit     Protection Death Benefit
--------------------------------------------------------------------------------------------------
                                             Current Charge/10/          Maximum Charge/3,10/
                                         ---------------------------------------------------------
Lifetime Income Plus Solution without
 the Principal Protection Death Benefit
 Single or Joint Annuitant Contract      0.95% of benefit base        2.00% of benefit base
--------------------------------------------------------------------------------------------------
Lifetime Income Plus Solution with the
Principal Protection Death Benefit --
Annuitant Age 45-70
 Single or Joint Annuitant Contract      0.95% of benefit base PLUS   2.00% of benefit base PLUS
                                         0.20% of value of Principal  0.50% of value of Principal
                                         Protection Death Benefit     Protection Death Benefit
--------------------------------------------------------------------------------------------------
Lifetime Income Plus Solution with the
 Principal Protection Death Benefit --
 Annuitant Age 71-85
 Single or Joint Annuitant Contract      0.95% of benefit base PLUS   2.00% of benefit base PLUS
                                         0.50% of value of Principal  0.50% of value of Principal
                                         Protection Death Benefit     Protection Death Benefit
--------------------------------------------------------------------------------------------------

DEATH BENEFIT RIDER OPTIONS/11/ (AS A PERCENTAGE OF
 YOUR CONTRACT VALUE AT THE TIME THE CHARGE IS
 TAKEN)/12/
---------------------------------------------------------------------------
                                         Current Charge  Maximum Charge/3/
                                         ----------------------------------
Annual Step-Up Death Benefit Rider
 Option                                      0.20%            0.20%
---------------------------------------------------------------------------
5% Rollup Death Benefit Rider Option         0.30%            0.30%
---------------------------------------------------------------------------
Earnings Protector Death Benefit Rider
 Option                                      0.30%            0.30%
---------------------------------------------------------------------------
Earnings Protector and Greater of
 Annual Step-Up and 5% Rollup Death
 Benefit Rider Option                        0.70%            0.70%
---------------------------------------------------------------------------

/1/This charge is taken on each contract anniversary and at the time the contract is surrendered. We will not assess this charge if your Contract Value is $25,000 or more at the time the charge is assessed.

/2/None of the living benefit rider options may be elected together or in any combination. Only one may be elected and it must be elected at the time of application. Not all riders may be available in all states or in all markets. We reserve the right to discontinue offering these riders at any time and for any reason.

/3/The maximum charge reflects the charge that the rider is guaranteed never to exceed.

/4/Guaranteed Withdrawal Advantage is not available for contracts issued on or after May 1, 2007.

/5/Lifetime Income Plus is not available for contracts issued on or after May
   1, 2008.

/6/Lifetime Income Plus 2007 is not available for contracts issued on or after September 8, 2008.

/7/Principal Protection Advantage is not available for contracts issued on or after May 1, 2007.

/8/Payment Optimizer Plus is not available for contracts issued after October
   17, 2008.

/9/You may purchase Lifetime Income Plus 2008 or Lifetime Income Plus Solution with or without the Principal Protection Death Benefit. We assess a charge for the guaranteed minimum withdrawal benefit provided by each rider. The charge for the guaranteed minimum withdrawal benefit is calculated quarterly as a percentage of the benefit base, as defined and determined under each rider, and deducted quarterly from the Contract Value. On the Contract Date, the benefit base equals the initial premium payment. The benefit base will change and may be higher than the Contract Value on any given day.

 If you purchase Lifetime Income Plus 2008 or Lifetime Income Plus Solution with the Principal Protection Death Benefit, another charge will be assessed for the Principal Protection Death Benefit. The charge for the Principal Protection Death Benefit is calculated quarterly as a percentage of the value of the Principal Protection Death Benefit, as defined and determined under each rider, and deducted quarterly from the Contract Value. On the Contract Date, the value of the Principal Protection Death Benefit equals the initial premium payment. The charge for the Principal Protection Death Benefit is higher if any Annuitant is age 71 or older at the time of application or when an Annuitant is added to the contract.

 The charges for each rider will be deducted at the end of the calendar quarter.

/10/The current and maximum charges reflected in the fee table for Lifetime
    Income Plus Solution are for contracts issued on or after January 5, 2009. The current and maximum charges for Lifetime Income Plus Solution for contracts issued before January 5, 2009 are as follows:

                                                                                                        Current Charge
                                                                                                  ----------------------------
Lifetime Income Plus Solution without the Principal Protection Death Benefit
  Single or Joint Annuitant Contract                                                              0.85% of benefit base
------------------------------------------------------------------------------------------------------------------------------
Lifetime Income Plus Solution with the Principal Protection Death Benefit -- Annuitant Age 45-70
  Single or Joint Annuitant Contract                                                              0.85% of benefit base PLUS
                                                                                                  0.15% of value of
                                                                                                  Principal Protection
                                                                                                  Death Benefit
------------------------------------------------------------------------------------------------------------------------------
Lifetime Income Plus Solution with the Principal Protection Death Benefit -- Annuitant Age 71-85
  Single or Joint Annuitant Contract                                                              0.85% of benefit base PLUS
                                                                                                  0.40% of value of
                                                                                                  Principal Protection
                                                                                                  Death Benefit
------------------------------------------------------------------------------------------------------------------------------

                                                                                                        Maximum Charge
                                                                                                  ---------------------------
Lifetime Income Plus Solution without the Principal Protection Death Benefit
  Single or Joint Annuitant Contract                                                              2.00% of benefit base
-----------------------------------------------------------------------------------------------------------------------------
Lifetime Income Plus Solution with the Principal Protection Death Benefit -- Annuitant Age 45-70
  Single or Joint Annuitant Contract                                                              2.00% of benefit base PLUS
                                                                                                  0.50% of value of
                                                                                                  Principal Protection
                                                                                                  Death Benefit
-----------------------------------------------------------------------------------------------------------------------------
Lifetime Income Plus Solution with the Principal Protection Death Benefit -- Annuitant Age 71-85
  Single or Joint Annuitant Contract


                                                                                                  2.00% of benefit base PLUS
-----------------------------------------------------------------------------------------------------------------------------

/11/The Annual Step-Up Death Benefit Rider may be elected with Lifetime Income
    Plus, Lifetime Income Plus 2007, Lifetime Income Plus 2008 or Lifetime Income Plus Solution at the time of application. None of the other death benefit rider options are available with Lifetime Income Plus, Lifetime Income Plus 2007, Lifetime Income Plus 2008 or Lifetime Income Plus Solution.

 You may purchase the Earnings Protector Death Benefit Rider with either the Annual Step-Up Death Benefit Rider or the 5% Rollup Death Benefit Rider. You may not, however, purchase the Annual Step-Up Death Benefit Rider and the 5% Rollup Death Benefit Rider together or in any combination. The Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death Benefit Rider may not be purchased with any other death benefit rider option.

/12/All charges for the death benefit rider options are taken in arrears on each contract anniversary and at the time the contract is surrendered.

The next table describes the fees and expenses that you will pay periodically during the time you own the contract, not including Portfolio fees and expenses.

The following charges apply to contracts issued on or after the later of April 29, 2005, or the date on which state insurance authorities approve applicable contract modifications, but prior to May 1, 2006, or prior to the date on which state insurance authorities approve applicable contract modifications.

PERIODIC CHARGES OTHER THAN PORTFOLIO
EXPENSES
---------------------------------------------------------------------------
Annual Contract Maintenance Charge                 $25.00/1/
---------------------------------------------------------------------------
SEPARATE ACCOUNT ANNUAL EXPENSES (AS A PERCENTAGE OF
 YOUR AVERAGE DAILY NET ASSETS IN THE SEPARATE ACCOUNT)
---------------------------------------------------------------------------
 Mortality and Expense Risk Charge                   1.35%
---------------------------------------------------------------------------
 Administrative Expense Charge                       0.25%
---------------------------------------------------------------------------
LIVING BENEFIT RIDER OPTIONS/2/ (AS A PERCENTAGE OF
 YOUR AVERAGE DAILY NET ASSETS IN THE SEPARATE ACCOUNT)
---------------------------------------------------------------------------
                                         Current Charge  Maximum Charge/3/
                                         ----------------------------------
Guaranteed Withdrawal Advantage              0.50%            1.00%
---------------------------------------------------------------------------
Lifetime Income Plus                         0.60%            2.00%
---------------------------------------------------------------------------
Guaranteed Income Advantage                  0.50%            0.50%
---------------------------------------------------------------------------
Principal Protection Advantage               0.40%            1.00%
---------------------------------------------------------------------------
DEATH BENEFIT RIDER OPTIONS/4/ (AS A PERCENTAGE OF YOUR
 CONTRACT VALUE AT THE TIME THE CHARGE IS TAKEN)/5/
---------------------------------------------------------------------------
                                         Current Charge  Maximum Charge
                                         ----------------------------------
Annual Step-Up Death Benefit Rider
 Option                                      0.20%            0.20%
---------------------------------------------------------------------------
5% Rollup Death Benefit Rider Option         0.30%            0.30%
---------------------------------------------------------------------------
Earnings Protector Death Benefit Rider
 Option                                      0.30%            0.30%
---------------------------------------------------------------------------
Earnings Protector and Greater of
 Annual Step-Up and 5% Rollup Death
 Benefit Rider Option                        0.70%            0.70%
---------------------------------------------------------------------------
                                            Current          Maximum
                                         ----------------------------------
MAXIMUM TOTAL SEPARATE ACCOUNT ANNUAL
 EXPENSES/6/                                 2.80%            3.80%
---------------------------------------------------------------------------

/1/This charge is taken on each contract anniversary and at the time the contract is surrendered. We will not assess this charge if your Contract Value is $25,000 or more at the time the charge is assessed.

/2/None of the living benefit rider options may be elected together or in any combination. Only one may be elected and it must be elected at the time of application. Not all riders may be available in all states or in all markets. We reserve the right to discontinue offering these riders at any time and for any reason.

/3/The maximum charge reflects the charge that the rider is guaranteed never to exceed.

/4/The Annual Step-Up Death Benefit Rider may be elected with Lifetime Income
   Plus at the time of application. None of the other death benefit rider options are available with Lifetime Income Plus.

/5/All charges for the death benefit rider options are taken in arrears on each contract anniversary and at the time the contract is surrendered.

/6/The Maximum Total Separate Account Annual Expenses for the current charges assume that the owner elects the Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death Benefit Rider and either Guaranteed Withdrawal Advantage or Guaranteed Income Advantage. The Maximum Total Separate Account Annual Expenses for the maximum charges assume that the owner elects the Annual Step-Up Death Benefit Rider and Lifetime Income Plus. If another combination of optional benefits is elected, or if no optional benefit is elected, the total Separate Account annual expenses would be lower.

The next table describes the fees and expenses that you will pay periodically during the time you own the contract, not including Portfolio fees and expenses.

The following charges apply to contracts issued on or after the later of May 1, 2003, or the date on which state insurance authorities approve applicable contract modifications, but prior to April 29, 2005, or prior to the date on which state insurance authorities approve applicable contract modifications.

PERIODIC CHARGES OTHER THAN PORTFOLIO
EXPENSES
---------------------------------------------------------------------------
Annual Contract Maintenance Charge                 $25.00/1/
---------------------------------------------------------------------------
SEPARATE ACCOUNT ANNUAL EXPENSES (AS A PERCENTAGE OF
 YOUR AVERAGE DAILY NET ASSETS IN THE SEPARATE ACCOUNT)
---------------------------------------------------------------------------
 Mortality and Expense Risk Charge                   1.35%
---------------------------------------------------------------------------
 Administrative Expense Charge                       0.25%
---------------------------------------------------------------------------
LIVING BENEFIT RIDER OPTIONS/2/ (AS A PERCENTAGE OF
 YOUR AVERAGE DAILY NET ASSETS IN THE SEPARATE ACCOUNT)
---------------------------------------------------------------------------
                                         Current Charge  Maximum Charge/3/
                                         ----------------------------------
Guaranteed Withdrawal Advantage              0.50%            1.00%
---------------------------------------------------------------------------
Guaranteed Income Advantage                  0.40%            0.40%
---------------------------------------------------------------------------
Principal Protection Advantage               0.40%            1.00%
---------------------------------------------------------------------------
DEATH BENEFIT RIDER OPTIONS (AS A PERCENTAGE OF
 CONTRACT VALUE AT THE TIME THE CHARGE IS TAKEN)/4/
---------------------------------------------------------------------------
                                         Current Charge  Maximum Charge
                                         ----------------------------------
Annual Step-Up Death Benefit Rider
 Option                                      0.20%            0.20%
---------------------------------------------------------------------------
5% Rollup Death Benefit Rider Option/5/      0.30%            0.30%
---------------------------------------------------------------------------
Earnings Protector Death Benefit Rider
 Option                                      0.30%            0.30%
---------------------------------------------------------------------------
Earnings Protector and Greater of
 Annual Step-Up and 5% Rollup Death
 Benefit Rider Option/5/                     0.70%            0.70%
---------------------------------------------------------------------------
                                            Current          Maximum
                                         ----------------------------------
MAXIMUM TOTAL SEPARATE ACCOUNT ANNUAL
 EXPENSES/6/                                 2.80%            3.30%
---------------------------------------------------------------------------

/1/This charge is taken on each contract anniversary and at the time the contract is surrendered. We will not assess this charge if your Contract Value is $25,000 or more at the time the charge is assessed.

/2/None of the living benefit rider options may be elected together or in any combination. Only one may be elected and it must be elected at the time of application. Not all riders may be available in all states or in all markets. We reserve the right to discontinue offering these riders at any time and for any reason.

/3/The maximum charge reflects the charge that the rider is guaranteed never to exceed.

/4/All charges for the death benefit rider options are taken in arrears on each contract anniversary and at the time the contract is surrendered.

/5/The 5% Rollup Death Benefit Rider and the Earnings Protector and Greater of
   Annual Step-Up and 5% Rollup Death Benefit Rider are not available for contracts issued on or after September 2, 2003 as a Funding Annuity under the Annuity Cross Funding Program. The Annuity Cross Funding Program is not available to contracts issued on or after August 17, 2004.

/6/The Maximum Total Separate Account Annual Expenses for the current charges assume that the owner elects the Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death Benefit Rider and Guaranteed Withdrawal Advantage. The Maximum Total Separate Account Annual Expenses for the maximum charges assume that the owner elects the Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death Benefit Rider Option and either Guaranteed Withdrawal Advantage or Principal Protection Advantage. If another combination of optional benefits is elected, or if no optional benefit is elected, the total Separate Account annual expenses would be lower.

The next table describes the fees and expenses that you will pay periodically during the time you own the contract, not including Portfolio fees and expenses.

The following charges apply to contracts issued prior to May 1, 2003, or prior to the date on which state insurance authorities approve applicable contract modifications.

PERIODIC CHARGES OTHER THAN PORTFOLIO
EXPENSES
---------------------------------------------------
Annual Contract Maintenance Charge       $25.00/1/
---------------------------------------------------
SEPARATE ACCOUNT ANNUAL EXPENSES (AS A
 PERCENTAGE OF YOUR AVERAGE DAILY NET
 ASSETS IN THE SEPARATE ACCOUNT)
---------------------------------------------------
 Mortality and Expense Risk Charge         1.35%
---------------------------------------------------
 Administrative Expense Charge             0.25%
---------------------------------------------------
OPTIONAL BENEFITS (AS A PERCENTAGE OF
 YOUR PRIOR CONTRACT YEAR'S AVERAGE
 CONTRACT VALUE)/2/
---------------------------------------------------
 Optional Enhanced Death Benefit Rider     0.35%
---------------------------------------------------
MAXIMUM TOTAL SEPARATE ACCOUNT ANNUAL
 EXPENSES                                1.95%/3/
---------------------------------------------------

/1/This charge is taken on each contract anniversary and at the time the contract is surrendered. We will not assess this charge if your Contract Value is $25,000 or more at the time the charge is assessed.

/2/This charge is taken in arrears on each contract anniversary and at the time the contract is surrendered.

/3/The Maximum Total Separate Account Annual Expenses assume that the owner elects the Optional Enhanced Death Benefit Rider. If the Optional Enhanced Death Benefit Rider is not elected, the total Separate Account annual expenses would be lower.

For information concerning compensation paid for the sale of the contract, see the "Sale of the Contracts" provision of the prospectus.

The next item shows the minimum and maximum total annual operating expenses charged by the Portfolios that you may pay periodically during the time that you own the contract. These are expenses that are deducted from Portfolio assets, which may include management fees, distribution and/or service
(Rule 12b-1) fees, and other expenses. Portfolio expenses are the responsibility of the Portfolio or Fund. They are not fixed or specified under the terms of the contract and are not the responsibility of the Company. More detail concerning each Portfolio's fees and expenses appears in the prospectus for each Portfolio.

ANNUAL PORTFOLIO EXPENSES/1/                                                      MINIMUM MAXIMUM
-------------------------------------------------------------------------------------------------
Total Annual Portfolio Operating Expenses (before fee waivers or reimbursements)   0.45%   2.32%
-------------------------------------------------------------------------------------------------

/1/The Portfolio expenses used to prepare this table were provided to the Company by the Funds. The Company has not independently verified such information. The expenses shown are those incurred for the year ended December 31, 2011, or restated to reflect Portfolio expenses estimated for the current fiscal year, subject to possible adjustment for material changes. Current or future expenses may be greater or less than those shown. The range of expenses above does not show the effect of any fee waiver or expense reimbursement arrangements. The advisers and/or other service providers of certain Portfolios have agreed to waive their fees and/or reimburse the Portfolios' expenses in order to keep the Portfolios' expenses below specified limits. In some cases, these expense limitations are contractual. In other cases, these expense limitations are voluntary and may be terminated at any time. The minimum and maximum Total Annual Portfolio Operating Expenses for all the Portfolios after all fee waivers and expense reimbursements (whether voluntary or contractual) are 0.40% and 1.78%, respectively. Please see the prospectus for each Portfolio for information regarding the expenses for each Portfolio, including fee reduction and/or expense reimbursement arrangements, if applicable.

EXAMPLES

FOR CONTRACTS ISSUED ON OR AFTER THE LATER OF MAY 1, 2006, OR THE DATE ON WHICH STATE INSURANCE AUTHORITIES APPROVE APPLICABLE CONTRACT MODIFICATIONS, THE FOLLOWING EXAMPLES APPLY:

These Examples are intended to help you compare the costs of investing in the contract with the costs of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract and optional rider charges, and Portfolio fees and expenses.

The Examples show the dollar amount of expenses you would bear directly or indirectly if you:

  .  invested $10,000 in the contract for the time periods indicated;

  .  earned a 5% annual return on your investment;

  . elected either Lifetime Income Plus 2008 with the Principal Protection Death Benefit or Lifetime Income Plus Solution with the Principal Protection Death Benefit;

  .  elected the Annual Step-Up Death Benefit Rider; and

  .  surrendered your contract at the end of the stated period.

Each Example assumes that the maximum fees and expenses of any of the Portfolios are charged. Your actual expenses may be higher or lower than those shown below. The Example does not include the effect of any taxes or tax penalties that may be assessed upon surrender of the contract.

COSTS BASED ON MAXIMUM ANNUAL PORTFOLIO EXPENSES
------------------------------------------------
1 YEAR      3 YEARS     5 YEARS     10 YEARS
------      -------     -------     --------
 $702       $2,117      $3,549       $7,214

The next Example uses the same assumptions as the prior Example, except that it assumes you decide to annuitize your contract at the end of the stated time period.

COSTS BASED ON MAXIMUM ANNUAL PORTFOLIO EXPENSES
------------------------------------------------
1 YEAR      3 YEARS     5 YEARS     10 YEARS
------      -------     -------     --------
 $591       $2,001      $3,428       $7,077

The next Example uses the same assumptions as the prior Example, except that it assumes you do not surrender your contract.

COSTS BASED ON MAXIMUM ANNUAL PORTFOLIO EXPENSES
------------------------------------------------
1 YEAR      3 YEARS     5 YEARS     10 YEARS
------      -------     -------     --------
 $702       $2,117      $3,549       $7,214

Please remember that you are looking at Examples and not a representation of past or future expenses. Your rate of return may be higher or lower than 5%, which is not guaranteed. The Examples do not assume that any Portfolio expense waivers or fee reimbursement arrangements are in effect for the periods presented. The above Examples assume:

  . Separate Account charges of 1.60% (deducted daily at an effective annual rate of the assets in the Separate Account);

  . an annual contract maintenance charge of $25 (assumed to be equivalent to 0.25% of the Contract Value);

  . for Lifetime Income Plus 2008 with the Principal Protection Death Benefit or Lifetime Income Plus Solution with the Principal Protection Death Benefit, a charge of 2.00% of benefit base PLUS a charge of 0.50% of the value of the Principal Protection Death Benefit (deducted quarterly from Contract Value); and

  . a charge of 0.20% for the Annual Step-Up Death Benefit Rider (deducted annually in arrears as a percentage of the Contract Value).

If the optional riders are not elected, the expense figures shown above would be lower.

FOR CONTRACTS ISSUED ON OR AFTER THE LATER OF APRIL 29, 2005, OR THE DATE ON WHICH STATE INSURANCE AUTHORITIES APPROVE APPLICABLE CONTRACT MODIFICATIONS, BUT PRIOR TO MAY 1, 2006, OR PRIOR TO THE DATE ON WHICH STATE INSURANCE AUTHORITIES APPROVE APPLICABLE CONTRACT MODIFICATIONS, THE FOLLOWING EXAMPLES
APPLY:

This Example is intended to help you compare the costs of investing in the contract with the costs of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract and optional rider charges, and Portfolio fees and expenses.

The Example shows the dollar amount of expenses you would bear directly or indirectly if you:

  .  invested $10,000 in the contract for the time periods indicated;

  .  earned a 5% annual return on your investment;

  .  elected Lifetime Income Plus;

  .  elected the Annual Step-Up Death Benefit Rider Option; and

  .  surrendered your contract at the end of the stated period.

The Example assumes that the maximum fees and expenses of any of the Portfolios are charged. Your actual expenses may be higher or lower than those shown below. The Example does not include any taxes or tax penalties that may be assessed upon surrender of the contract.

COSTS BASED ON MAXIMUM ANNUAL PORTFOLIO EXPENSES
------------------------------------------------
1 YEAR      3 YEARS     5 YEARS     10 YEARS
------      -------     -------     --------
 $634       $1,876      $3,084       $5,963

The next Example uses the same assumptions as the prior Example, except that it assumes you decide to annuitize your contract at the end of the stated time period.

COSTS BASED ON MAXIMUM ANNUAL PORTFOLIO EXPENSES
------------------------------------------------
1 YEAR      3 YEARS     5 YEARS     10 YEARS
------      -------     -------     --------
 $589       $1,832      $3,042       $5,923

The next Example uses the same assumptions as the prior Example, except that it assumes you do not surrender your contract.

COSTS BASED ON MAXIMUM ANNUAL PORTFOLIO EXPENSES
------------------------------------------------
1 YEAR      3 YEARS     5 YEARS     10 YEARS
------      -------     -------     --------
 $634       $1,876      $3,084       $5,963

Please remember that you are looking at an Example and not a representation of past or future expenses. Your rate of return may be higher or lower than 5%, which is not guaranteed. The Example does not assume that any Portfolio expense waivers or fee reimbursement arrangements are in effect for the periods presented. The above Example assumes:

  . Separate Account charges of 1.60% (deducted daily at an effective annual rate of the assets in the Separate Account);

  . an annual contract maintenance charge of $25 (assumed to be equivalent to 0.25% of the Contract Value);

  . a maximum charge of 2.00% for Lifetime Income Plus (deducted daily at an effective annual rate of your assets in the Separate Account); and

  . a charge of 0.20% for the Annual Step-Up Death Benefit Rider Option (deducted annually as a percentage of Contract Value).

If the optional riders are not elected, the expense figures shown above would be lower.

FOR CONTRACTS ISSUED ON OR AFTER THE LATER OF MAY 1, 2003, OR THE DATE ON WHICH STATE INSURANCE AUTHORITIES APPROVE APPLICABLE CONTRACT MODIFICATIONS, BUT PRIOR TO APRIL 29, 2005, OR PRIOR TO THE DATE ON WHICH STATE INSURANCE AUTHORITIES APPROVE APPLICABLE CONTRACT MODIFICATIONS, THE FOLLOWING EXAMPLE
APPLIES:

This Example is intended to help you compare the costs of investing in the contract with the costs of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract and optional rider charges, and Portfolio fees and expenses.

The Example shows the dollar amount of expenses you would bear directly or indirectly if you:

  .  invested $10,000 in the contract for the time periods indicated;

  .  earned a 5% annual return on your investment;

  .  elected Guaranteed Withdrawal Advantage or Principal Protection Advantage;

  . elected the Earnings Protector and the Greater of Annual Step-Up and 5% Rollup Death Benefit Rider Option; and

  .  surrendered your contract at the end of the stated period.

The Example assumes that the maximum fees and expenses of any of the Portfolios are charged. Your actual expenses may be higher or lower than those shown below. The Example does not include any taxes or tax penalties that may be assessed upon surrender of the contract.

COSTS BASED ON MAXIMUM ANNUAL PORTFOLIO EXPENSES
------------------------------------------------
1 YEAR      3 YEARS     5 YEARS     10 YEARS
------      -------     -------     --------
 $587       $1,747      $2,886       $5,648

The next Example uses the same assumptions as the prior Example, except that it assumes you decide to annuitize your contract at the end of the stated time period.

COSTS BASED ON MAXIMUM ANNUAL PORTFOLIO EXPENSES
------------------------------------------------
1 YEAR      3 YEARS     5 YEARS     10 YEARS
------      -------     -------     --------
 $492       $1,653      $2,794       $5,560

The next Example uses the same assumptions as the prior Example, except that it assumes you do not surrender your contract.

COSTS BASED ON MAXIMUM ANNUAL PORTFOLIO EXPENSES
------------------------------------------------
1 YEAR      3 YEARS     5 YEARS     10 YEARS
------      -------     -------     --------
 $587       $1,747      $2,886       $5,648

Please remember that you are looking at an Example and not a representation of past or future expenses. Your rate of return may be higher or lower than 5%, which is not guaranteed. The Example does not assume that any Portfolio expense waivers or fee reimbursement arrangements are in effect for the periods presented. The above Example assumes:

  . Separate Account charges of 1.60% (deducted daily at an effective annual rate of the assets in the Separate Account);

  . an annual contract maintenance charge of $25 (assumed to be equivalent to 0.25% of the Contract Value); and

  . a charge of 1.00% for Guaranteed Withdrawal Advantage or Principal Protection Advantage (deducted daily at an effective annual rate of your assets in the Separate Account); and

  . a charge of 0.70% for the Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death Benefit Rider Option (deducted annually as a percentage of Contract Value).

If one or both of the optional riders are not elected, the expense figures shown above would be lower.

FOR CONTRACTS ISSUED PRIOR TO MAY 1, 2003, OR PRIOR TO THE DATE STATE INSURANCE AUTHORITIES APPROVE APPLICABLE CONTRACT MODIFICATIONS, THE FOLLOWING EXAMPLE
APPLIES:

This Example is intended to help you compare the costs of investing in the contract with the costs of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract and optional rider charges, and Portfolio fees and expenses.

The Example shows the dollar amount of expenses you would bear directly or indirectly if you:

  .  invested $10,000 in the contract for the time periods indicated;

  .  earned a 5% annual return on your investment;

  .  elected the Optional Enhanced Death Benefit Rider; and

  .  surrendered your contract at the end of the stated period.

The Example assumes that the maximum fees and expenses of any of the Portfolios are charged. Your actual expenses may be higher or lower than those shown below. The Example does not include any taxes or tax penalties that may be assessed upon surrender of the contract.

COSTS BASED ON MAXIMUM ANNUAL PORTFOLIO EXPENSES
------------------------------------------------
1 YEAR      3 YEARS     5 YEARS     10 YEARS
------      -------     -------     --------
 $455       $1,370      $2,295       $4,644

The next Example uses the same assumptions as the prior Example, except that it assumes you decide to annuitize your contract at the end of the stated time period.

COSTS BASED ON MAXIMUM ANNUAL PORTFOLIO EXPENSES
------------------------------------------------
1 YEAR      3 YEARS     5 YEARS     10 YEARS
------      -------     -------     --------
 $394       $1,309      $2,233       $4,581

The next Example uses the same assumptions as the prior Example, except that it assumes you do not surrender your contract.

COSTS BASED ON MAXIMUM ANNUAL PORTFOLIO EXPENSES
------------------------------------------------
1 YEAR      3 YEARS     5 YEARS     10 YEARS
------      -------     -------     --------
 $455       $1,370      $2,295       $4,644

Please remember that you are looking at an Example and not a representation of past or future expenses. Your rate of return may be higher or lower than 5%, which is not guaranteed. The Example does not assume that any Portfolio expense waivers or fee reimbursement arrangements are in effect for the periods presented. The above Example assumes:

  . total Separate Account charges of 1.60% (deducted daily at an annual effective rate of assets in the Separate Account);

  . an annual contract maintenance charge of $25 (assumed to be equivalent to 0.25% of the Contract Value); and

  . a charge of 0.35% for the Optional Enhancement Death Benefit Rider (deducted annually as a percentage of prior contract year's average Contract Value).

If the Optional Enhancement Death Benefit Rider is not elected, the expense figures shown above would be lower.

SYNOPSIS

WHAT TYPE OF CONTRACT AM I BUYING? The contract is an individual flexible premium variable deferred annuity contract. We may issue it as a contract qualified ("Qualified Contract") under the Code, or as a contract that is not qualified under the Code ("Non-Qualified Contract"). Because this contract may be used with certain tax qualified retirement plans that offer their own tax deferral benefit, you should consider purchasing the contract for a reason other than tax deferral if you are purchasing this contract as a Qualified Contract. This prospectus only provides disclosure about the contract. Certain features described in this prospectus may vary from your contract. See "The Contract" provision of this prospectus.

HOW DOES THE CONTRACT WORK? Once we approve your application, we will issue a contract to you. During the accumulation period, you can use your premium payments to buy Accumulation Units under the Separate Account (or interests in the Guarantee Account if your contract was issued prior to May 1, 2003). Should you decide to receive income payments (annuitize the contract or a portion thereof) we will convert all or a portion of the contract being annuitized from Accumulation Units to Annuity Units. You can choose fixed or variable income payments, unless you are taking income payments from the GIS Subaccount(s) pursuant to the election of Guaranteed Income Advantage or you are taking income payments pursuant to the election of one of the Payment Protection Rider Options. All income payments made from the GIS Subaccount(s) will be made in accordance with the terms of Guaranteed Income Advantage. All income payments made from a Payment Protection Rider Option will be made in accordance with the terms of the applicable Payment Protection Rider Option. If you choose variable income payments, we will base each periodic income payment upon the number of Annuity Units to which you became entitled at the time you decided to annuitize and the value of each unit on the date the payment is determined. See "The Contract," the "Income Payments -- Guaranteed Income Advantage," and the "Income Payments -- Payment Protection Rider Options" provisions of this prospectus.

WHAT IS THE SEPARATE ACCOUNT? The Separate Account is a segregated asset account established under Virginia insurance law, and registered with the SEC as a unit investment trust. We allocate the assets of the Separate Account to one or more Subaccounts in accordance with your instructions. We do not charge the assets in the Separate Account with liabilities arising out of any other business we may conduct. Amounts you allocate to the Separate Account will reflect the investment performance of the Portfolios you select. You bear the risk of investment gain or loss with respect to amounts allocated to the Separate Account. See "The Separate Account" provision of this prospectus.

WHAT ARE MY VARIABLE INVESTMENT CHOICES? Through its Subaccounts, the Separate Account uses your premium payments to purchase shares, at your direction, in one or more of the Portfolios. In turn, each Portfolio holds securities consistent with its own particular investment objective. See "The Separate Account" provision of this prospectus.

WHAT IS THE GUARANTEE ACCOUNT? For contracts issued prior to May 1, 2003, we offer fixed investment choices through our Guarantee Account. The Guarantee Account is part of our General Account and pays interest at declared rates we guarantee for selected periods of time. We also guarantee the principal, after any deductions of applicable contract charges. Since the Guarantee Account is part of the General Account, we assume the risk of investment gain or loss on amounts allocated to it.

The Guarantee Account is not part of and does not depend on the investment performance of the Separate Account. If your contract was issued prior to May 1, 2003, you may transfer assets between the Guarantee Account and the Separate Account subject to certain restrictions. The Guarantee Account may not be available in all states or markets and is not available if your contract is issued on or after May 1, 2003. See "Appendix C -- The Guarantee Account" and the "Transfers" provisions of this prospectus.

WHAT CHARGES ARE ASSOCIATED WITH THIS CONTRACT? We assess annual charges in the aggregate at an effective annual rate of 1.60% against the daily net asset value of the Separate Account. These charges consist of an administrative expense charge of 0.25% and a mortality and expense risk charge of 1.35%. There is also a $25 annual contract maintenance charge which we will waive if the Contract Value is $25,000 or more at the time the charge is assessed. We also charge for the optional riders. For a complete discussion of the charges associated with the contract, see the "Charges and Other Deductions" provision of this prospectus.

If your state assesses a premium tax with respect to your contract, then at the time we incur the tax (or at such other time as we may choose), we will deduct these amounts from premium payments or the Contract Value, as applicable. See the "Charges and Other Deductions" and the "Deductions for Premium Taxes" provisions of this prospectus.

There are expenses associated with the Portfolios. These include management fees and other expenses associated with the daily operation of each Portfolio as well as Rule 12b-1 fees or service share fees, if applicable. See the "Fee Tables" provision of this prospectus. A Portfolio may also impose a redemption charge on Subaccount assets that are redeemed from the Portfolio in connection with a transfer. Portfolio expenses, including any redemption charges, are more fully described in the prospectus for each Portfolio.

We pay compensation to broker-dealers who sell the contracts. For a discussion of this compensation, see the "Sale of the Contracts" provision of this prospectus.

We also offer other variable annuity contracts through the Separate Account (and our other separate accounts) that also invest in the same Portfolios (or many of the same) offered under the contract. These other contracts have different and may offer different benefits more suitable to your needs. To obtain more information about these contracts, including a prospectus, contact your registered representative, or call (800) 352-9910.

HOW MUCH MUST I PAY AND HOW OFTEN? Subject to certain minimum and maximum payments, the amount and frequency of your premium payments are flexible. See "The Contract -- Premium Payments" provision of this prospectus.

HOW WILL MY INCOME PAYMENTS BE CALCULATED? We will pay you a monthly income beginning on the Maturity Date (or the earlier of the Income Start Date and the Maturity Date if Guaranteed Income Advantage or Principal Protection Advantage is elected at the time of application) provided any Annuitant is still living on that date. You may also decide to take income payments under one of the Optional Payment Plans. We will base your initial payment on the Contract Value and other factors. See the "Income Payments" provision of this prospectus.

WHAT HAPPENS IF I DIE BEFORE THE MATURITY DATE? Before the Maturity Date, if an owner, joint owner, or Annuitant dies while the contract is in force, we will treat the designated beneficiary as the sole owner of the contract, subject to certain distribution rules. We may pay a death benefit to the designated beneficiary. See "The Death of Owner and/or Annuitant" provision of this prospectus.

MAY I TRANSFER ASSETS AMONG THE INVESTMENT OPTIONS? Yes, however, there are limitations imposed by your contract on both the number of transfers that may be made per calendar year, as well as limitations on allocations. Riders elected by the contract owner may impose additional limitations on transfer rights. The minimum transfer amount is currently $100 or the entire balance in the Subaccount if the transfer will leave a balance of less than $100. (If your contract was issued prior to May 1, 2003, you may make transfers among the Subaccounts, as well as to and from the Guarantee Account, subject to certain restrictions.) See the "Transfers," "Income Payments -- Transfers After the Maturity Date," "Income Payments --Guaranteed Income Advantage," "Income Payments -- Payment Protection Rider Options" and "Appendix C -- The Guarantee Account" provisions of this prospectus. In addition, if you elect one of the Payment Protection Rider Options or one of the Guaranteed Minimum Withdrawal Benefit Rider Options (except for Lifetime Income Plus 2008 and Lifetime Income Plus Solution), the benefits you receive under those riders may be reduced if, after a transfer, your assets are not allocated in accordance with the Investment Strategy as outlined in your rider. Contract owners that own Lifetime Income Plus 2008 or Lifetime Income Plus Solution must always allocate assets in accordance with the Investment Strategy. See the "Surrenders and Partial Withdrawals -- Guaranteed Minimum Withdrawal Benefit Rider Options" and "Income Payments -- Payment Protection Rider Options" provisions of this prospectus.

MAY I SURRENDER THE CONTRACT OR TAKE PARTIAL SURRENDERS? Yes, subject to contract requirements and restrictions imposed under certain retirement plans.

When taking a full or partial surrender, you will ordinarily be subject to income tax (except for qualified distributions from a Roth IRA) and, if you are younger than age 59 1/2 at the time of the surrender or partial surrender, a 10% IRS penalty tax. A total surrender or a partial surrender may also be subject to tax withholding. See the "Tax Matters" provision of this prospectus. Certain withdrawals, depending on the amount and timing, may negatively impact the benefits and guarantees provided by your contract. For example, a partial surrender may reduce the death benefit by the proportion that the partial surrender (including any premium tax assessed) reduces your Contract Value. See the "Death of Owner and/or Annuitant" provision of this prospectus for more information. In addition, if you elect Guaranteed Income Advantage and you take a withdrawal from the GIS Subaccount(s), you will lose your right to make any additional scheduled transfers to that segment and your guaranteed income floor will be adjusted to reflect the withdrawal made. See the "Income Payments -- Guaranteed Income Advantage" provision of this prospectus. If you elect Guaranteed Income Advantage or one of the Payment Protection Rider Options, partial surrenders may affect the benefit you receive under that rider. See the "Surrenders and Partial Surrenders -- Guaranteed Income Rider" and "Income Payments -- Payment Protection Rider Options" provisions of this prospectus.

You should carefully consider whether a withdrawal under a particular circumstance will have any negative impact to your benefits or guarantees. The impact of withdrawals generally on your benefits and guarantees is discussed in the corresponding sections of the prospectus describing such benefits and guarantees.

DO I GET A FREE LOOK AT THIS CONTRACT? Yes. You have the right to return the contract to us at our Home Office at the address listed on page 1 of this prospectus, and have us cancel the contract within a certain number of days (usually 10 days from the date you receive the contract, but some states require different periods).

If you exercise this right, we will cancel the contract as of the Valuation Day we receive it and send you a refund equal to your Contract Value plus any charges we have deducted from premium payments prior to their allocation to the Separate Account (excluding any charges the Portfolios may have deducted) on or before the Valuation Day we received the returned contract at our Home Office. Or, if required by the law of your state, we will refund your premium payments (less any partial surrenders previously taken). See the "Return Privilege" provision of this prospectus for more information.

WHAT OPTIONAL BENEFITS ARE AVAILABLE UNDER THIS CONTRACT? We offer several optional benefits by rider under this prospectus. The riders may not be available in all states or markets.

THE LIVING BENEFIT RIDER OPTIONS. We currently offer three "living benefit rider options" under this prospectus. You may not purchase the riders together or in any combination. Five other living benefit riders, Guaranteed Withdrawal Advantage, Lifetime Income Plus, Lifetime Income Plus 2007, Principal Protection Advantage and Payment Optimizer Plus, are no longer offered for sale.

Five Guaranteed Minimum Withdrawal Benefit Rider Options are discussed in this prospectus: Guaranteed Withdrawal Advantage, Lifetime Income Plus, Lifetime Income Plus 2007, Lifetime Income Plus 2008 and Lifetime Income Plus Solution. Lifetime Income Plus, Lifetime Income Plus 2007, Lifetime Income Plus 2008 and Lifetime Income Plus Solution provide guaranteed withdrawals until the last death of an Annuitant, with upside potential, provided you meet certain conditions. Guaranteed Withdrawal Advantage provides guaranteed withdrawals, with upside potential, provided you meet certain conditions. Guaranteed Withdrawal Advantage is not available for contracts issued on or after May 1, 2007. Lifetime Income Plus is not available for contracts issued on or after May 1, 2008. Lifetime Income Plus 2007 is not available for contracts issued on or after September 8, 2008. To receive the full benefit provided by each of the Guaranteed Minimum Withdrawal Benefit Rider Options, you must allocate all premium payments and Contract Value in accordance with the Investment Strategy prescribed by the particular rider. If you purchase Lifetime Income Plus 2008 or Lifetime Income Plus Solution, you must always allocate premium payments and Contract Value in accordance with the Investment Strategy prescribed by that rider. Under certain circumstances, the benefit provided under the Guaranteed Minimum Withdrawal Benefit Rider Options may be reduced or lost. In addition, if you terminate the contract or rider, you will lose your benefit. Please see the "Surrenders and Partial Surrenders -- Guaranteed Minimum Withdrawal Benefit Rider Options" provision of this prospectus for more information about the riders and their features.

We also offer Guaranteed Income Advantage, which provides a guaranteed income benefit that is based on the amount of assets you invest in the GIS Subaccount(s). You may not allocate premium payments or assets in your contract directly into the GIS Subaccount(s). Rather, allocations to the GIS Subaccount(s) must be made through a series of scheduled transfers from other Subaccounts in which you have allocated assets. If income payments have not begun and you terminate the contract, you will lose your benefit. Please see the "Income Payments -- Guaranteed Income Advantage" provision of this prospectus for more information about the rider and its features.

Finally, we discuss two Payment Protection Rider Options in this prospectus:
Payment Optimizer Plus and Principal Protection Advantage. These riders provide for a guaranteed income benefit that is based on the amount of premium payments you make to your contract. Principal Protection Advantage is not available for contracts issued on or after May 1, 2007. Payment Optimizer Plus is not available for contracts issued after October 17, 2008. To receive the full benefit provided by either of the Payment Protection Rider Options, you must allocate all premium payments and assets in your contract in accordance with the Investment Strategy prescribed by the particular rider. If income payments have not begun and you terminate the contract, you will lose your benefit. Please see the "Income Payments -- Payment Protection Rider Options" provision of this prospectus for more information about the rider and its features.

Each of the riders offered in this prospectus is available at an additional charge if elected when you apply for the contract.

THE DEATH BENEFIT RIDER OPTIONS. We offer the following four optional death benefits by rider in addition to the Basic Death Benefit provided under the contract: (i) the Annual Step-Up Death Benefit Rider; (ii) the 5% Rollup Death Benefit Rider; (iii) the Earnings Protector Death Benefit Rider; and (iv) the Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death Benefit Rider.

Each of these optional death benefit riders is available at an additional charge if elected when you apply for the contract. The Basic Death Benefit is provided to you automatically and at no additional charge.

Please see the "Death of Owner and/or Annuitant" provision of this prospectus for more information about these optional death benefit riders and their features.

ARE THERE ANY RISKS TO PURCHASING ONE OF THE LIVING BENEFIT RIDER OPTIONS OR DEATH BENEFIT RIDER OPTIONS? Guaranteed benefits provided under the living benefit rider options and death benefit rider options, as well as any other contractual guarantee, are guaranteed by the claims paying ability of the Company's General Account and our long-term ability to make payments. See the "Financial Condition of the Company" provision of this prospectus for more information.

WHEN ARE MY ALLOCATIONS EFFECTIVE WHEN PURCHASING THIS CONTRACT? Within two business days after we receive all the information necessary to process your purchase order, we will allocate your initial premium payment directly to the Subaccounts that correspond to the Portfolios you choose. For contract owners that have elected one of the Payment Protection Rider Options or one of the Guaranteed Minimum Withdrawal Benefit Rider Options (except for Lifetime Income Plus 2008 and Lifetime Income Plus Solution), all premium payments must be allocated in accordance with the Investment Strategy as outlined in each rider in order to receive the full benefit provided by the rider. Contract owners that own Lifetime Income Plus 2008 or Lifetime Income Plus Solution must always allocate assets in accordance with the Investment Strategy. For contract owners that have elected Guaranteed Income Advantage, premium payments may not be allocated directly to the GIS Subaccount(s), but must be made pursuant to scheduled transfers from all other Subaccounts in which you have allocated assets. See the "The Contract -- Allocation of Premium Payments," "Surrenders and Partial Surrenders -- Guaranteed Minimum Withdrawal Benefit Rider Options," "Income Payments -- Guaranteed Income Advantage" and "Income Payments -- Payment Protection Rider Options" provisions of this prospectus.

WHAT ARE THE FEDERAL TAX IMPLICATIONS OF MY INVESTMENT IN THE
CONTRACT? Generally, all investment earnings under the contract are tax-deferred until withdrawn or until income payments begin. A distribution from the contract, which includes a full or partial surrender or payment of a death benefit, will generally result in taxable income (except for a qualified distribution from a Roth IRA) if there has been an increase in the Contract Value. In certain circumstances, a 10% IRS penalty tax may also apply. All amounts includable in income with respect to the contract are taxed as ordinary income; no amounts are taxed at the special lower rates applicable to long term capital gains and corporate dividends. See the "Tax Matters" provision of this prospectus.

CONDENSED FINANCIAL INFORMATION

The value of an Accumulation Unit is determined on the basis of changes in the per share value of the Portfolios and the assessment of Separate Account charges which may vary from contract to contract. Please refer to the Statement of Additional Information for more information on the calculation of Accumulation Unit values.

Please see Appendix B of this prospectus for tables of Accumulation Unit values.

THE COMPANY

We are a stock life insurance company operating under a charter granted by the Commonwealth of Virginia on March 21, 1871. We principally offer life insurance policies and annuity contacts. We do business in 49 states, the District of Columbia and Bermuda. Our principal offices are at 6610 West Broad Street, Richmond, Virginia 23230. We are obligated to pay all amounts promised under the contract.

Capital Brokerage Corporation serves as principal underwriter for the contracts and is a broker/dealer registered with the SEC. Genworth North America Corporation (formerly, GNA Corporation) directly owns the stock of Capital Brokerage Corporation and the Company. Genworth North America Corporation is directly owned by Genworth Financial, Inc., a public company.

We have met the certification requirements of the Insurance Marketplace Standards Association ("IMSA"). We may use the IMSA membership logo and language in our advertisements, as outlined in IMSA's Marketing and Graphics Guidelines. IMSA certified companies subscribe to a set of ethical standards covering the various aspects of sales and service for individually sold life insurance and annuities.

FINANCIAL CONDITION OF THE COMPANY

Many financial services companies, including insurance companies, continue to face challenges in this unprecedented market environment, and we are not immune to those challenges. We know it is important for you to understand how this market environment may impact your Contract Value and our ability to meet the guarantees under your contract.

ASSETS IN THE SEPARATE ACCOUNT. You assume all of the investment risk for Contract Value allocated to the Subaccounts. Your Contract Value in the Subaccounts is part of the assets of the Separate Account. These assets may not be charged with liabilities arising from any other business that we may conduct. The assets of the Separate Account will, however, be available to cover the liabilities of our General Account to the extent that the Separate Account assets exceed the Separate Account liabilities arising under the contracts supported by it. This means that, with very limited exceptions, all assets in the Separate Account attributable to your Contract Value and that of all other contract owners would receive a priority of payment status over other claims in the event of an insolvency or receivership. See "The Separate Account" provision of this prospectus.

ASSETS IN THE GENERAL ACCOUNT. Depending on when you purchased your contract, you also may be permitted to make allocations to the Guarantee Account, which is part of our General Account. In addition, any guarantees under the contract that exceed your Contract Value, such as those associated with the living benefit rider options or the death benefit rider options, are paid from our General Account (not the Separate Account). Therefore, any amounts that we may pay under the contract in excess of your value in the Separate Account are subject to our financial strength and claims-paying ability and our long-term ability to make such payments. We issue other types of insurance policies and financial products as well, such as group variable annuities offered through retirement plans, term and universal life insurance, Medicare supplement insurance, funding agreements, funding agreements backing notes and guaranteed investment contracts ("GICs"), and we also pay our obligations under these products from our assets in the General Account. In the event of an insolvency or receivership, payments we make from our General Account to satisfy claims under the contract would generally receive the same priority as our other policy holder obligations. This means that in the event of an insolvency or receivership, you may receive only a portion, or none, of the payments you are due under the contract. See "Appendix C -- The Guarantee Account" provision of this prospectus.

OUR FINANCIAL CONDITION. As an insurance company, we are required by state insurance regulation to hold a specified amount of reserves in order to meet all the contractual obligations of our General Account to our contract owners. In order to meet our claims-paying obligations, we regularly monitor our reserves to ensure we hold sufficient amounts to cover actual or expected contract and claims payments. In addition, we actively hedge our investments in our General Account, while also requiring contract owners to allocate premium payments to an Investment Strategy if a living benefit rider option has been elected. However, it is important to note that there is no guarantee that we will always be able to meet our claims paying obligations, and that there are risks to purchasing any insurance product.

State insurance regulators also require insurance companies to maintain a minimum amount of capital, which acts as a cushion in the event that the insurer suffers a financial impairment, based on the inherent risks in the insurer's operations. These risks include those associated with losses that we may incur as the result of defaults on the payment of interest or principal on our General Account assets, which include, but are not limited to, bonds, mortgages, general real estate investments, and stocks, as well as the loss in value of these investments resulting from a loss in their market value.

The market effects on our investment portfolio have caused us to re-evaluate product offerings. We continue to evaluate our investment portfolio to mitigate market risk and actively manage the investments in the portfolio.

HOW TO OBTAIN MORE INFORMATION. We encourage both existing and prospective contract owners to read and understand our financial statements. We prepare our financial statements on both a statutory basis and according to Generally Accepted Accounting Principles ("GAAP"). Our audited GAAP financial statements, as well as the financial statements of the Separate Account, are located in the Statement of Additional Information. If you would like a free copy of the Statement of Additional Information, call (800) 352-9910 or write to our Home Office at the address listed on page 1 of this prospectus. In addition, the Statement of Additional Information is available on the SEC's website at www.sec.gov. You may obtain our audited statutory financial statements and any unaudited statutory financial statements that may be available by visiting our website at www.genworth.com.

You also will find on our website information on ratings assigned to us by one or more independent rating organizations. These ratings are opinions of an operating insurance company's financial capacity to meet the obligations of its insurance and annuity contracts based on its financial strength and/or claims-paying ability.

THE SEPARATE ACCOUNT

We established the Separate Account as a separate investment account on August 19, 1987. The Separate Account may invest in mutual funds, unit investment trusts, managed separate account, and other portfolios. We use the Separate Account to support the contract as well as for other purposes permitted by law.

Currently, there are multiple Subaccounts of the Separate Account available under the contract. Each Subaccount invests exclusively in shares representing an interest in a separate corresponding Portfolio of the Funds.

The assets of the Separate Account belong to us. Nonetheless, we do not charge the assets in the Separate Account attributable to the contracts with liabilities arising out of any other business which we may conduct. The assets of the Separate Account will, however, be available to cover the liabilities of our General Account to the extent that the assets of the Separate Account exceed its liabilities arising under the contracts supported by it. Income and both realized and unrealized gains or losses from the assets of the Separate Account are credited to or charged against the Separate Account without regard to the income, gains or losses arising out of any other business we may conduct. Guarantees made under the contract, including any rider options, are based on the claims paying ability of the Company to the extent that the amount of the guarantee exceeds the assets available in the Separate Account.

We registered the Separate Account with the SEC as a unit investment trust under the Investment Company Act of 1940 ("1940 Act"). The Separate Account meets the definition of a separate account under the federal securities laws. Registration with the SEC does not involve supervision of the management or investment practices or policies of the Separate Account by the SEC. You assume the full investment risk for all amounts you allocate to the Separate Account.

If permitted by law, we may deregister the Separate Account under the 1940 Act in the event registration is no longer required, manage the Separate Account under the direction of a committee, or combine the Separate Account with one of our other separate accounts. Further, to the extent permitted by applicable law, we may transfer the assets of the Separate Account to another separate account.

THE PORTFOLIOS

There is a separate Subaccount which corresponds to each Portfolio of a Fund offered in this contract. You select the Subaccounts to which you allocate premium payments and Contract Value. If you elect one of the Payment Protection Rider Options or one of the Guaranteed Minimum Withdrawal Benefit Rider Options (except for Lifetime Income Plus 2008 and Lifetime Income Plus Solution), however, the benefits you receive under the rider may be reduced if your assets are not allocated in accordance with the Investment Strategy outlined in each rider. Contract owners that own Lifetime Income Plus 2008 or Lifetime Income Plus Solution must always allocate assets in accordance with the Investment Strategy. You currently may change your future premium payment allocation without penalty or charges. However, certain benefits provided by one of the optional riders may be reduced if allocations are not made in accordance with the prescribed Investment Strategy. In addition, there are limitations on the number of transfers that may be made each calendar year. See the "Transfers" provision of this prospectus for additional information.

Each Fund is registered with the SEC as an open-end management investment company under the 1940 Act. The assets of each Portfolio are separate from other portfolios of a Fund and each Portfolio has separate investment objectives and policies. As a result, each Portfolio operates as a separate Portfolio and the investment performance of one Portfolio has no effect on the investment performance of any other Portfolio.

BEFORE CHOOSING A SUBACCOUNT TO WHICH YOU WILL ALLOCATE YOUR PREMIUM PAYMENTS AND CONTRACT VALUE, CAREFULLY READ THE PROSPECTUS FOR EACH PORTFOLIO, ALONG WITH THIS PROSPECTUS. YOU MAY OBTAIN THE MOST RECENT PROSPECTUS FOR EACH PORTFOLIO BY CALLING US AT (800) 352-9910, OR WRITING US AT 6610 WEST BROAD STREET, RICHMOND, VIRGINIA 23230. You may also obtain copies of the prospectus for each Portfolio on our website at www.genworth.com and click on "Products." We summarize the investment objectives of each Portfolio below. There is no assurance that any Portfolio will meet its objective. We do not guarantee any minimum value for the amounts you allocate to the Separate Account. You bear the investment risk of investing in the Subaccounts.

The investment objectives and policies of certain Portfolios are similar to the investment objectives and policies of other portfolios that may be managed by the same investment adviser or manager. The investment results of the Portfolios, however, may be higher or lower than the results of such other portfolios. There can be no assurance, and no representation is made, that the investment results of any of the Portfolios will be comparable to the investment results of any other portfolio, even if the other portfolio has the same investment adviser or manager, or if the other portfolio has a similar name.

SUBACCOUNTS

You may allocate premium payments and Contract Value to Subaccounts that invest in the Portfolios listed below in addition to the Guarantee Account (if available) at any one time. For contract owners that have elected Guaranteed Income Advantage, you may not allocate premium payments directly to the GIS Subaccount(s). Such allocations must be made pursuant to scheduled transfers from all other Subaccounts in which you have allocated assets. See the "Income Payments -- Guaranteed Income Advantage" provision of this prospectus. If you elect one of the Payment Protection Rider Options or one of the Guaranteed Minimum Withdrawal Benefit Rider Options (except for Lifetime Income Plus 2008 and Lifetime Income Plus Solution), the benefits you receive under the rider may be reduced if your assets are not allocated in accordance with the Investment Strategy outlined in each rider. Contract owners that own Lifetime Income Plus 2008 or Lifetime Income Plus Solution must always allocate premium payments and Contract Value in accordance with the Investment Strategy. See the "Surrenders and Partial Surrenders -- Guaranteed Minimum Withdrawal Benefit Rider Options" and "Income Payments -- Payment Protection Rider Options" provisions of this prospectus.


                          SUBACCOUNT                                  INVESTMENT OBJECTIVE
                          ---------------------------------------------------------------------------
AIM VARIABLE INSURANCE    INVESCO V.I. CORE EQUITY FUND --    Long-term growth of capital.
FUNDS (INVESCO VARIABLE   SERIES I SHARES
INSURANCE FUNDS)          ---------------------------------------------------------------------------
                          INVESCO V.I. INTERNATIONAL GROWTH   Long-term growth of capital.
                          FUND -- SERIES II SHARES
                          ---------------------------------------------------------------------------
                          INVESCO VAN KAMPEN V.I.             to seek capital growth.
                          AMERICAN FRANCHISE FUND --
                          SERIES I SHARES (FORMERLY, INVESCO
                          V.I. CAPITAL APPRECIATION FUND --
                          SERIES I SHARES)
                          ---------------------------------------------------------------------------
                          INVESCO VAN KAMPEN V.I.             Seeks capital growth and income
                          COMSTOCK FUND -- SERIES II SHARES   through investments in equity
                                                              securities, including common stocks,
                                                              preferred stocks and securities
                                                              convertible into common and preferred
                                                              stocks.
                          ---------------------------------------------------------------------------
                          INVESCO VAN KAMPEN V.I. EQUITY      Seeks both capital appreciation and
                          AND INCOME FUND -- SERIES II        current income.
                          SHARES
                          ---------------------------------------------------------------------------
ALLIANCEBERNSTEIN         ALLIANCEBERNSTEIN BALANCED          Seeks to maximize total return
VARIABLE PRODUCTS SERIES  WEALTH STRATEGY PORTFOLIO --        consistent with the adviser's
FUND, INC.                CLASS B                             determination of reasonable risk.
                          ---------------------------------------------------------------------------
                          ALLIANCEBERNSTEIN GLOBAL            Long-term growth of capital.
                          THEMATIC GROWTH PORTFOLIO --
                          CLASS B
                          ---------------------------------------------------------------------------
                          ALLIANCEBERNSTEIN GROWTH AND        Long-term growth of capital.
                          INCOME PORTFOLIO -- CLASS B
                          ---------------------------------------------------------------------------
                          ALLIANCEBERNSTEIN INTERNATIONAL     Long-term growth of capital.
                          VALUE PORTFOLIO -- CLASS B
                          ---------------------------------------------------------------------------
                          ALLIANCEBERNSTEIN LARGE CAP         Long-term growth of capital.
                          GROWTH PORTFOLIO -- CLASS B
                          ---------------------------------------------------------------------------
                          ALLIANCEBERNSTEIN SMALL CAP         Long-term growth of capital.
                          GROWTH PORTFOLIO -- CLASS B
                          ---------------------------------------------------------------------------
AMERICAN CENTURY          VP INFLATION PROTECTION FUND --     The fund pursues long-term total
VARIABLE PORTFOLIOS II,   CLASS II                            return using a strategy that seeks to
INC.                                                          protect against U.S. inflation.
                          ---------------------------------------------------------------------------
BLACKROCK VARIABLE        BLACKROCK BASIC VALUE V.I.          Seeks capital appreciation and,
SERIES FUNDS, INC.        FUND -- CLASS III SHARES            secondarily, income.

                          ---------------------------------------------------------------------------

                                       ADVISER (AND SUB-ADVISER(S),
        INVESTMENT OBJECTIVE                 AS APPLICABLE)
--------------------------------------------------------------------
Long-term growth of capital.           Invesco Advisers, Inc.

--------------------------------------------------------------------
Long-term growth of capital.           Invesco Advisers, Inc.

--------------------------------------------------------------------
to seek capital growth.                Invesco Advisers, Inc.




--------------------------------------------------------------------
Seeks capital growth and income        Invesco Advisers, Inc.
through investments in equity
securities, including common stocks,
preferred stocks and securities
convertible into common and preferred
stocks.
--------------------------------------------------------------------
Seeks both capital appreciation and    Invesco Advisers, Inc.
current income.

--------------------------------------------------------------------
Seeks to maximize total return         AllianceBernstein, L.P.
consistent with the adviser's
determination of reasonable risk.
--------------------------------------------------------------------
Long-term growth of capital.           AllianceBernstein, L.P.


--------------------------------------------------------------------
Long-term growth of capital.           AllianceBernstein, L.P.

--------------------------------------------------------------------
Long-term growth of capital.           AllianceBernstein, L.P.

--------------------------------------------------------------------
Long-term growth of capital.           AllianceBernstein, L.P.

--------------------------------------------------------------------
Long-term growth of capital.           AllianceBernstein, L.P.

--------------------------------------------------------------------
The fund pursues long-term total       American Century Investment
return using a strategy that seeks to  Management, Inc.
protect against U.S. inflation.
--------------------------------------------------------------------
Seeks capital appreciation and,        BlackRock Advisors, LLC
secondarily, income.                   (subadvised by BlackRock
                                       Investment Management, LLC)
--------------------------------------------------------------------


                         SUBACCOUNT                                   INVESTMENT OBJECTIVE
                         -----------------------------------------------------------------------------
                         BLACKROCK GLOBAL ALLOCATION V.I.   Seeks high total investment return.
                         FUND -- CLASS III SHARES


                         -----------------------------------------------------------------------------
                         BLACKROCK VALUE OPPORTUNITIES      Seeks long-term growth of capital.
                         V.I. FUND -- CLASS III SHARES

                         -----------------------------------------------------------------------------
COLUMBIA FUNDS VARIABLE  COLUMBIA VARIABLE PORTFOLIO --     The fund seeks long-term growth of
INSURANCE TRUST I        MARSICO GROWTH FUND -- CLASS 1     capital.
                         (FORMERLY, COLUMBIA MARSICO
                         GROWTH FUND, VARIABLE SERIES --
                          CLASS A)
                         -----------------------------------------------------------------------------
                         COLUMBIA VARIABLE PORTFOLIO --     The fund seeks long-term growth of
                         MARSICO INTERNATIONAL              capital.
                         OPPORTUNITIES FUND -- CLASS 2
                         (FORMERLY, COLUMBIA MARSICO
                         INTERNATIONAL OPPORTUNITIES FUND,
                         VARIABLE SERIES -- CLASS B)
                         -----------------------------------------------------------------------------
EATON VANCE VARIABLE     VT FLOATING-RATE INCOME FUND       To provide a high level of current
TRUST                                                       income.
                         -----------------------------------------------------------------------------
FEDERATED INSURANCE      FEDERATED HIGH INCOME BOND         Seeks high current income by
SERIES                   FUND II -- SERVICE SHARES          investing in a diversified portfolio of
                                                            high yield, lower-rated corporate
                                                            bonds commonly referred to as "junk
                                                            bonds."
                         -----------------------------------------------------------------------------
                         FEDERATED KAUFMANN FUND II --      Seeks capital appreciation.
                         SERVICE SHARES


                         -----------------------------------------------------------------------------
FIDELITY(R) VARIABLE     VIP BALANCED PORTFOLIO -- SERVICE  Seeks income and capital growth
INSURANCE PRODUCTS FUND  CLASS 2                            consistent with reasonable risk.











                         -----------------------------------------------------------------------------
                         VIP CONTRAFUND(R) PORTFOLIO --     Seeks long-term capital appreciation.
                         SERVICE CLASS 2

                         -----------------------------------------------------------------------------
                         VIP DYNAMIC CAPITAL                Seeks capital appreciation.
                         APPRECIATION PORTFOLIO -- SERVICE
                         CLASS 2
                         -----------------------------------------------------------------------------
                         VIP EQUITY-INCOME PORTFOLIO --     Seeks reasonable income. The fund
                         SERVICE CLASS 2                    will also consider the potential for
                                                            capital appreciation. The fund's goal is
                                                            to achieve a yield which exceeds the
                                                            composite yield on the securities
                                                            comprising the S&P 500(R) Index.
                         -----------------------------------------------------------------------------

                                             ADVISER (AND SUB-ADVISER(S),
          INVESTMENT OBJECTIVE                      AS APPLICABLE)
------------------------------------------------------------------------------
Seeks high total investment return.       BlackRock Advisors, LLC
        (subadvised by BlackRock
                                          Investment Management, LLC and
                                          BlackRock International Limited)
------------------------------------------------------------------------------
Seeks long-term growth of capital.        BlackRock Advisors, LLC
        (subadvised by BlackRock
                                          Investment Management, LLC)
------------------------------------------------------------------------------
The fund seeks long-term growth of        Columbia Management Investment
capital.                                  Advisers, LLC (subadvised by
        Marsico Capital Management, LLC)


------------------------------------------------------------------------------
The fund seeks long-term growth of        Columbia Management Investment
capital.                                  Advisers, LLC (subadvised by
        Marsico Capital Management, LLC)



------------------------------------------------------------------------------
To provide a high level of current        Eaton Vance Management
income.
------------------------------------------------------------------------------
Seeks high current income by              Federated Investment Management
investing in a diversified portfolio of   Company
high yield, lower-rated corporate
bonds commonly referred to as "junk
bonds."
------------------------------------------------------------------------------
Seeks capital appreciation.               Federated Equity Management
        Company of Pennsylvania
        (Subadvised by Federated Global
        Investment Management Corp.)
------------------------------------------------------------------------------
Seeks income and capital growth           Fidelity Management & Research
consistent with reasonable risk.          Company (FMR) (subadvised by
                                          Fidelity Investments Money
                                          Management, Inc. (FIMM), FMR
                                          Co., Inc. (FMRC), Fidelity Research
                                          & Analysis Company (FRAC),
                                          Fidelity Management & Research
                                          (U.K.) Inc. (FMR U.K.), Fidelity
                                          International Investment Advisors
                                          (FIIA), Fidelity International
                                          Investment Advisors (U.K.) Limited
                                          (FIIA(U.K.)L), and Fidelity
                                          Investments Japan Limited (FIJ))
------------------------------------------------------------------------------
Seeks long-term capital appreciation.     FMR (subadvised by FMRC, FRAC,
        FMR U.K., FIIA, FIIA(U.K.)L, and
                                          FIJ)
------------------------------------------------------------------------------
Seeks capital appreciation.               FMR (subadvised by FMRC, FRAC,
        FMR U.K., FIIA, FIIA(U.K.)L, and
        FIJ)
------------------------------------------------------------------------------
Seeks reasonable income. The fund         FMR (subadvised by FMRC, FRAC,
will also consider the potential for      FMR U.K., FIIA, FIIA(U.K.)L, and
capital appreciation. The fund's goal is  FIJ)
to achieve a yield which exceeds the
composite yield on the securities
comprising the S&P 500(R) Index.
------------------------------------------------------------------------------


                       SUBACCOUNT                                   INVESTMENT OBJECTIVE
                       ------------------------------------------------------------------------------
                       VIP GROWTH PORTFOLIO -- SERVICE    Seeks to achieve capital appreciation.
                       CLASS 2

                       ------------------------------------------------------------------------------
                       VIP GROWTH & INCOME                Seeks high total return through a
                       PORTFOLIO -- SERVICE CLASS 2       combination of current income and
                                                          capital appreciation.
                       ------------------------------------------------------------------------------
                       VIP GROWTH OPPORTUNITIES           The fund seeks to provide capital
                       PORTFOLIO -- SERVICE CLASS 2       growth.




                       ------------------------------------------------------------------------------
                       VIP GROWTH STOCK PORTFOLIO --      The fund seeks capital appreciation.
                       SERVICE CLASS 2
                       ------------------------------------------------------------------------------
                       VIP INVESTMENT GRADE BOND          Seeks as high a level of current income
                       PORTFOLIO -- SERVICE CLASS 2       as is consistent with the preservation of
                                                          capital.
                       ------------------------------------------------------------------------------
                       VIP MID CAP PORTFOLIO -- SERVICE   Seeks long-term growth of capital.
                       CLASS 2

                       ------------------------------------------------------------------------------
                       VIP VALUE STRATEGIES PORTFOLIO --  Seeks capital appreciation.
                       SERVICE CLASS 2

                       ------------------------------------------------------------------------------
FRANKLIN TEMPLETON     MUTUAL SHARES SECURITIES FUND --   Seeks capital appreciation, with
VARIABLE INSURANCE     CLASS 2 SHARES                     income as a secondary goal. The fund
PRODUCTS TRUST                                            normally invests primarily in U.S. and
                                                          foreign equity securities that the
                                                          manager believes are undervalued.
                       ------------------------------------------------------------------------------
                       TEMPLETON GROWTH SECURITIES        Seeks long-term capital growth. The
                       FUND -- CLASS 2 SHARES             fund normally invests primarily in
                                                          equity securities of companies located
                                                          anywhere in the world, including those
                                                          in the U.S. and in emerging markets.
                       ------------------------------------------------------------------------------
GE INVESTMENTS FUNDS,  CORE VALUE EQUITY FUND --          Seeks long-term growth capital and
INC.                   CLASS 1 SHARES                     future income.
                       ------------------------------------------------------------------------------
                       MONEY MARKET FUND/1/               Seeks a high level of current income
                                                          consistent with the preservation of
                                                          capital and the maintenance of
                                                          liquidity.
                       ------------------------------------------------------------------------------
                       REAL ESTATE SECURITIES FUND --     Seeks maximum total return through
                       CLASS 1 SHARES                     current income and capital
                                                          appreciation.
                       ------------------------------------------------------------------------------
                       SMALL-CAP EQUITY FUND -- CLASS 1   Seeks long-term growth of capital.
                       SHARES






                       ------------------------------------------------------------------------------

                                             ADVISER (AND SUB-ADVISER(S),
          INVESTMENT OBJECTIVE                      AS APPLICABLE)
-----------------------------------------------------------------------------
Seeks to achieve capital appreciation.     FMR (subadvised by FMRC, FRAC,
         FMR U.K., FIIA, FIIA(U.K.)L, and
                                           FIJ)
-----------------------------------------------------------------------------
Seeks high total return through a          FMR (subadvised by FMRC, FRAC,
combination of current income and          FMR U.K., FIIA, FIIA(U.K.)L, and
capital appreciation.                      FIJ)
-----------------------------------------------------------------------------
The fund seeks to provide capital          FMR (subadvised by FMRC, FMR
growth.                                    U.K., Fidelity Management &
                                           Research (Hong Kong) Limited
                                           (FMR H.K.), and Fidelity
                                           Management & Research (Japan)
                                           Inc. (FMR Japan)
-----------------------------------------------------------------------------
The fund seeks capital appreciation.       FMR (subadvised by FMRC, FMR
         U.K., FMR H.K., and FMR Japan)
-----------------------------------------------------------------------------
Seeks as high a level of current income    FMR (subadvised by FIMM, FRAC,
as is consistent with the preservation of  FIIA and FIIA(U.K.)L)
capital.
-----------------------------------------------------------------------------
Seeks long-term growth of capital.         FMR (subadvised by FMRC, FRAC,
         FMR U.K., FIIA, FIIA(U.K.)L, and
                                           FIJ)
-----------------------------------------------------------------------------
Seeks capital appreciation.                FMR (subadvised by FMRC, FRAC,
         FMR U.K., FIIA, FIIA(U.K.)L, and
                                           FIJ)
-----------------------------------------------------------------------------
Seeks capital appreciation, with           Franklin Mutual Advisors, LLC
income as a secondary goal. The fund
normally invests primarily in U.S. and
foreign equity securities that the
manager believes are undervalued.
-----------------------------------------------------------------------------
Seeks long-term capital growth. The        Templeton Global Advisors Limited
fund normally invests primarily in
equity securities of companies located
anywhere in the world, including those
in the U.S. and in emerging markets.
-----------------------------------------------------------------------------
Seeks long-term growth capital and         GE Asset Management Incorporated
future income.
-----------------------------------------------------------------------------
Seeks a high level of current income       GE Asset Management Incorporated
consistent with the preservation of
capital and the maintenance of
liquidity.
-----------------------------------------------------------------------------
Seeks maximum total return through         GE Asset Management Incorporated
current income and capital                 (subadvised by Urdang Securities
appreciation.                              Management, Inc.)
-----------------------------------------------------------------------------
Seeks long-term growth of capital.         GE Asset Management Incorporated
         (subadvised by Palisade Capital
                                           Management L.L.C., Champlain
                                           Investment Partners, LLC,
                                           GlobeFlex Capital, LP, Kennedy
                                           Capital Management, Inc. and
                                           SouthernSun Asset Management,
                                           Inc.)
-----------------------------------------------------------------------------

                    /1/ During extended periods of low interest rates, the
                        yields of the Money Market Fund may become extremely low and possibly negative.


                           SUBACCOUNT                                   INVESTMENT OBJECTIVE
                           ------------------------------------------------------------------------------
                           TOTAL RETURN FUND/1/               Seeks the highest total return
                                                              composed of current income and
                                                              capital appreciation, as is consistent
                                                              with prudent investment risk.



                           ------------------------------------------------------------------------------
                           U.S. EQUITY FUND -- CLASS 1        Seeks long-term growth of capital.
                           SHARES
                           ------------------------------------------------------------------------------
JANUS ASPEN SERIES         BALANCED PORTFOLIO -- SERVICE      Seeks long-term capital growth,
                           SHARES                             consistent with preservation of capital
                                                              and balanced by current income.
                           ------------------------------------------------------------------------------
                           FORTY PORTFOLIO -- SERVICE SHARES  A non-diversified portfolio/2/ that seeks long-term growth of capital.
                           ------------------------------------------------------------------------------
MFS(R) VARIABLE INSURANCE  MFS(R) INVESTORS GROWTH STOCK      The fund's investment objective is to
TRUST                      SERIES -- SERVICE CLASS SHARES     seek capital appreciation.
                           ------------------------------------------------------------------------------
                           MFS(R) TOTAL RETURN SERIES --      The fund's investment objective is to
                           SERVICE CLASS SHARES               seek total return.
                           ------------------------------------------------------------------------------
                           MFS(R) UTILITIES SERIES --         The fund's investment objective is to
                           SERVICE CLASS SHARES               seek total return.
                           ------------------------------------------------------------------------------
OPPENHEIMER VARIABLE       OPPENHEIMER BALANCED               The fund seeks a high total investment
ACCOUNT FUNDS              FUND/VA -- SERVICE SHARES          return, which includes current income
                                                              and capital appreciation.
                           ------------------------------------------------------------------------------
                           OPPENHEIMER CAPITAL                The fund seeks capital appreciation by
                           APPRECIATION FUND/VA -- SERVICE    investing in securities of well-known,
                           SHARES                             established companies.
                           ------------------------------------------------------------------------------
                           OPPENHEIMER GLOBAL SECURITIES      The fund seeks long-term capital
                           FUND/VA -- SERVICE SHARES          appreciation by investing a substantial
                                                              portion of its assets in securities of
                                                              foreign issuers, "growth-type"
                                                              companies, cyclical industries and
                                                              special situations that are considered to
                                                              have appreciation possibilities.
                           ------------------------------------------------------------------------------
                           OPPENHEIMER MAIN STREET            The fund seeks high total return.
                           FUND/VA -- SERVICE SHARES
                           ------------------------------------------------------------------------------
                           OPPENHEIMER MAIN STREET SMALL-     The fund seeks capital appreciation.
                           & MID- CAP FUND(R)/VA -- SERVICE
                           SHARES
                           ------------------------------------------------------------------------------
PIMCO VARIABLE             ALL ASSET PORTFOLIO -- ADVISOR     Seeks maximum real return consistent
INSURANCE TRUST            CLASS SHARES                       with preservation of real capital and
                                                              prudent investment management.
                           ------------------------------------------------------------------------------
                           HIGH YIELD PORTFOLIO --            Seeks maximum total return,
                           ADMINISTRATIVE CLASS SHARES        consistent with preservation of capital
                                                              and prudent investment management.
                           ------------------------------------------------------------------------------
                           LONG-TERM U.S. GOVERNMENT          Seeks maximum total return,
                           PORTFOLIO -- ADMINISTRATIVE CLASS  consistent with preservation of capital
                           SHARES                             and prudent investment management.
                           ------------------------------------------------------------------------------

                                             ADVISER (AND SUB-ADVISER(S),
          INVESTMENT OBJECTIVE                      AS APPLICABLE)
-----------------------------------------------------------------------------
Seeks the highest total return             GE Asset Management Incorporated
composed of current income and             (subadvised by Urdang Securities
capital appreciation, as is consistent     Management, Inc. (for real estate
with prudent investment risk.              related investments only) and
                                           Palisade Capital Management,
                                           L.L.C. (for small-cap equity
                                           investments only))
-----------------------------------------------------------------------------
Seeks long-term growth of capital.         GE Asset Management
         Incorporated
-----------------------------------------------------------------------------
Seeks long-term capital growth,            Janus Capital Management LLC
consistent with preservation of capital
and balanced by current income.
-----------------------------------------------------------------------------
A non-diversified portfolio/2/ that seeks  Janus Capital Management LLC long-term growth of capital.
-----------------------------------------------------------------------------
The fund's investment objective is to      Massachusetts Financial Services
seek capital appreciation.                 Company
-----------------------------------------------------------------------------
The fund's investment objective is to      Massachusetts Financial Services
seek total return.                         Company
-----------------------------------------------------------------------------
The fund's investment objective is to      Massachusetts Financial Services
seek total return.                         Company
-----------------------------------------------------------------------------
The fund seeks a high total investment     OppenheimerFunds, Inc.
return, which includes current income
and capital appreciation.
-----------------------------------------------------------------------------
The fund seeks capital appreciation by     OppenheimerFunds, Inc.
investing in securities of well-known,
established companies.
-----------------------------------------------------------------------------
The fund seeks long-term capital           OppenheimerFunds, Inc.
appreciation by investing a substantial
portion of its assets in securities of
foreign issuers, "growth-type"
companies, cyclical industries and
special situations that are considered to
have appreciation possibilities.
-----------------------------------------------------------------------------
The fund seeks high total return.          OppenheimerFunds, Inc.

-----------------------------------------------------------------------------
The fund seeks capital appreciation.       OppenheimerFunds, Inc.


-----------------------------------------------------------------------------
Seeks maximum real return consistent       Pacific Investment Management
with preservation of real capital and      Company LLC
prudent investment management.
-----------------------------------------------------------------------------
Seeks maximum total return,                Pacific Investment Management
consistent with preservation of capital    Company LLC
and prudent investment management.
-----------------------------------------------------------------------------
Seeks maximum total return,                Pacific Investment Management
consistent with preservation of capital    Company LLC
and prudent investment management.
-----------------------------------------------------------------------------

                    /1/ For contracts issued on or after May 1, 2006, only
                        Class 3 Shares of the Total Return Fund are available. If your contract was issued prior to May 1, 2006, Class 1 Shares of the Total Return Fund are available.

                    /2/ A non-diversified portfolio is a portfolio that may
                        hold a larger position in a smaller number of securities than a diversified portfolio. This means that a single security's increase or decrease in value may have a greater impact on the return and net asset value of a non-diversified portfolio than a diversified portfolio.


                       SUBACCOUNT                                  INVESTMENT OBJECTIVE
                       ----------------------------------------------------------------------------
                       LOW DURATION PORTFOLIO --          Seeks maximum total return,
                       ADMINISTRATIVE CLASS SHARES        consistent with preservation of capital
                                                          and prudent investment management.
                       ----------------------------------------------------------------------------
                       TOTAL RETURN PORTFOLIO --          Seeks maximum total return,
                       ADMINISTRATIVE CLASS SHARES        consistent with preservation of capital
                                                          and prudent investment management.
                       ----------------------------------------------------------------------------
THE PRUDENTIAL SERIES  JENNISON PORTFOLIO -- CLASS II     Seeks long-term growth of capital.
FUND                   SHARES

                       ----------------------------------------------------------------------------
                       JENNISON 20/20 FOCUS PORTFOLIO --  Seeks long-term growth of capital.
                       CLASS II SHARES

                       ----------------------------------------------------------------------------
                       NATURAL RESOURCES PORTFOLIO --     Seeks long-term growth of capital.
                       CLASS II SHARES

                       ----------------------------------------------------------------------------
WELLS FARGO VARIABLE   WELLS FARGO ADVANTAGE VT OMEGA     The fund seeks long-term capital
TRUST                  GROWTH FUND -- CLASS 2             appreciation.

                       ----------------------------------------------------------------------------

                                            ADVISER (AND SUB-ADVISER(S),
         INVESTMENT OBJECTIVE                     AS APPLICABLE)
----------------------------------------------------------------------------
Seeks maximum total return,              Pacific Investment Management
consistent with preservation of capital  Company LLC
and prudent investment management.
----------------------------------------------------------------------------
Seeks maximum total return,              Pacific Investment Management
consistent with preservation of capital  Company LLC
and prudent investment management.
----------------------------------------------------------------------------
Seeks long-term growth of capital.       Prudential Investments LLC
 (subadvised by Jennison Associate
                                         LLC)
----------------------------------------------------------------------------
Seeks long-term growth of capital.       Prudential Investments LLC
       (subadvised by Jennison Associates
                                         LLC)
----------------------------------------------------------------------------
Seeks long-term growth of capital.       Prudential Investments LLC
       (subadvised by Jennison Associates
                                         LLC)
----------------------------------------------------------------------------
The fund seeks long-term capital         Wells Fargo Funds Management,
appreciation.                            LLC (sub-advised by Wells Capital
                                         Management Incorporated)
----------------------------------------------------------------------------

The following Portfolios are not available to contracts issued on or after May 1, 2003:


                        SUBACCOUNT                                  INVESTMENT OBJECTIVE
                        ----------------------------------------------------------------------------
DREYFUS                 THE DREYFUS SOCIALLY RESPONSIBLE   Seeks capital growth, with current
                        GROWTH FUND, INC. -- INITIAL       income as a secondary goal.
                        SHARES
                        ----------------------------------------------------------------------------
GOLDMAN SACHS VARIABLE  GOLDMAN SACHS LARGE CAP VALUE      Seeks long-term capital appreciation.
INSURANCE TRUST         FUND -- INSTITUTIONAL SHARES
                        ----------------------------------------------------------------------------
JANUS ASPEN SERIES      ENTERPRISE PORTFOLIO -- SERVICE    Seeks long-term growth of capital.
                        SHARES
                        ----------------------------------------------------------------------------
                        GLOBAL TECHNOLOGY                  Seeks long-term growth of capital.
                        PORTFOLIO -- SERVICE SHARES
                        ----------------------------------------------------------------------------
                        JANUS PORTFOLIO -- SERVICE SHARES  Seeks long-term growth of capital
                        ----------------------------------------------------------------------------
                        WORLDWIDE PORTFOLIO -- SERVICE     Seeks long-term growth of capital.
                        SHARES
                        ----------------------------------------------------------------------------
PIMCO VARIABLE          FOREIGN BOND PORTFOLIO (U.S.       Seeks maximum total return,
INSURANCE TRUST         DOLLAR HEDGED) -- ADMINISTRATIVE   consistent with preservation of capital
                        CLASS SHARES                       and prudent investment management.
                        ----------------------------------------------------------------------------

                                          ADVISER (AND SUB-ADVISER(S),
         INVESTMENT OBJECTIVE                    AS APPLICABLE)
-------------------------------------------------------------------------
Seeks capital growth, with current       The Dreyfus Corporation
income as a secondary goal.

-------------------------------------------------------------------------
Seeks long-term capital appreciation.    Goldman Sachs Asset Management,
 L.P.
-------------------------------------------------------------------------
Seeks long-term growth of capital.       Janus Capital Management LLC

-------------------------------------------------------------------------
Seeks long-term growth of capital.       Janus Capital Management LLC

-------------------------------------------------------------------------
Seeks long-term growth of capital        Janus Capital Management LLC
-------------------------------------------------------------------------
Seeks long-term growth of capital.       Janus Capital Management LLC

-------------------------------------------------------------------------
Seeks maximum total return,              Pacific Investment Management
consistent with preservation of capital  Company LLC
and prudent investment management.
-------------------------------------------------------------------------

The following Portfolio is not available for new premium payments or transfers or for new contracts issued on or after November 15, 2004:

                                                                                       ADVISER (AND SUB-ADVISER(S),
                    SUBACCOUNT                            INVESTMENT OBJECTIVE               AS APPLICABLE)
                    ------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES  OVERSEAS PORTFOLIO -- SERVICE  Seeks long-term growth of capital.  Janus Capital Management LLC
                    SHARES
                    ------------------------------------------------------------------------------------------------

The following Portfolios are not available to contracts issued on or after May 1, 2006:


                           SUBACCOUNT                                   INVESTMENT OBJECTIVE
                           ----------------------------------------------------------------------------
FIDELITY(R) VARIABLE       VIP ASSET MANAGER/SM/ PORTFOLIO --  Seeks to obtain high total return with
INSURANCE PRODUCTS         SERVICE CLASS 2                     reduced risk over the long term by
FUND                                                           allocating its assets among stocks,
                                                               bonds, and short-term instruments.









                           ----------------------------------------------------------------------------
GOLDMAN SACHS VARIABLE     GOLDMAN SACHS MID CAP VALUE         Seeks long-term capital appreciation.
INSURANCE TRUST            FUND
                           ----------------------------------------------------------------------------
MFS(R) VARIABLE INSURANCE  MFS(R) NEW DISCOVERY SERIES --      The fund's investment objective is to
TRUST                      SERVICE CLASS SHARES                seek capital appreciation.
                           ----------------------------------------------------------------------------

                                           ADVISER (AND SUB-ADVISER(S),
         INVESTMENT OBJECTIVE                     AS APPLICABLE)
----------------------------------------------------------------------------
Seeks to obtain high total return with  Fidelity Management & Research
reduced risk over the long term by      Company (FMR) (subadvised by
allocating its assets among stocks,     Fidelity Investments Money
bonds, and short-term instruments.      Management, Inc. (FIMM), FMR
                                        Co., Inc. (FMRC), Fidelity Research
                                        & Analysis Company (FRAC),
                                        Fidelity Management & Research
                                        (U.K.) Inc. (FMR U.K.), Fidelity
                                        International Investment Advisors
                                        (FIIA), Fidelity International
                                        Investment Advisors (U.K.) Limited
                                        (FIIA(U.K.)L), and Fidelity
                                        Investments Japan Limited (FIJ))
----------------------------------------------------------------------------
Seeks long-term capital appreciation.   Goldman Sachs Asset Management,
 L.P.
----------------------------------------------------------------------------
The fund's investment objective is to   Massachusetts Financial Services
seek capital appreciation.              Company
----------------------------------------------------------------------------

The following Portfolios are not available to contracts issued on or after May 1, 2007:


                         SUBACCOUNT INVESTING IN                      INVESTMENT OBJECTIVE
                         ----------------------------------------------------------------------------
AIM VARIABLE INSURANCE   INVESCO VAN KAMPEN V.I.              to seek capital growth.
FUNDS (INVESCO VARIABLE  AMERICAN FRANCHISE FUND --
INSURANCE FUNDS)         SERIES II SHARES (FORMERLY, INVESCO
                         VAN KAMPEN V.I. CAPITAL GROWTH
                         FUND -- SERIES II SHARES)
                         ----------------------------------------------------------------------------
LEGG MASON PARTNERS      LEGG MASON CLEARBRIDGE               Seeks a high level of current income.
VARIABLE EQUITY TRUST    VARIABLE EQUITY INCOME BUILDER       Long-term capital appreciation is a
                         PORTFOLIO -- CLASS II                secondary objective.
                         ----------------------------------------------------------------------------

                                         ADVISER (AND SUB-ADVISER(S),
        INVESTMENT OBJECTIVE                    AS APPLICABLE)
-------------------------------------------------------------------------
to seek capital growth.                Invesco Advisers, Inc.




-------------------------------------------------------------------------
Seeks a high level of current income.  Legg Mason Partners Fund Advisor,
Long-term capital appreciation is a    LLC (subadvised by ClearBridge
secondary objective.                   Advisors, LLC)
-------------------------------------------------------------------------

The following Portfolios are not available to contracts issued on or after September 8, 2008:


                         SUBACCOUNT INVESTING IN                  INVESTMENT OBJECTIVE
                         ------------------------------------------------------------------------
AIM VARIABLE INSURANCE   INVESCO VAN KAMPEN V.I. VALUE    Long-term growth of capital.
FUNDS (INVESCO VARIABLE  OPPORTUNITIES FUND -- SERIES II
INSURANCE FUNDS)         SHARES (FORMERLY, INVESCO V.I.
                         BASIC VALUE FUND -- SERIES II
                         SHARES)
                         ------------------------------------------------------------------------
BLACKROCK VARIABLE       BLACKROCK LARGE CAP GROWTH V.I.  Seeks long-term capital growth.
SERIES FUNDS, INC.       FUND -- CLASS III SHARES

                         ------------------------------------------------------------------------
GE INVESTMENTS FUNDS,    INCOME FUND -- CLASS 1 SHARES    Seeks maximum income consistent
INC.                                                      with prudent investment management
                                                          and the preservation of capital.
                         ------------------------------------------------------------------------
                         MID-CAP EQUITY FUND -- CLASS 1   Seeks long-term growth of capital and
                         SHARES/1/                        future income.
                         ------------------------------------------------------------------------
                         PREMIER GROWTH EQUITY            Seeks long-term growth of capital and
                         FUND -- CLASS 1 SHARES           future income rather than current
                                                          income.
                         ------------------------------------------------------------------------

                                         ADVISER (AND SUB-ADVISER(S),
        INVESTMENT OBJECTIVE                   AS APPLICABLE)
------------------------------------------------------------------------
Long-term growth of capital.           Invesco Advisers, Inc.




------------------------------------------------------------------------
Seeks long-term capital growth.        BlackRock Advisors, LLC
 (subadvised by BlackRock
                                       Investment Management, LLC)
------------------------------------------------------------------------
Seeks maximum income consistent        GE Asset Management Incorporated
with prudent investment management
and the preservation of capital.
------------------------------------------------------------------------
Seeks long-term growth of capital and  GE Asset Management Incorporated future income.
------------------------------------------------------------------------
Seeks long-term growth of capital and  GE Asset Management Incorporated future income rather than current
income.
------------------------------------------------------------------------

                    /1/ The Russell MidCap Index is constructed to provide an
                        unbiased barometer for the mid-cap segment and is reconstituted annually. The capitalization range, however, may change significantly intra-year due to changes in the market capitalization of securities held in the Index.


                       SUBACCOUNT INVESTING IN                   INVESTMENT OBJECTIVE
                       --------------------------------------------------------------------------
                       S&P 500(R) INDEX FUND/1/         Seeks growth of capital and
                                                        accumulation of income that
                                                        corresponds to the investment return of
                                                        the S&P 500(R) Composite Stock Index.
                       --------------------------------------------------------------------------
LEGG MASON PARTNERS    LEGG MASON CLEARBRIDGE VARIABLE  Seeks capital appreciation.
VARIABLE EQUITY TRUST  AGGRESSIVE GROWTH PORTFOLIO --
                       CLASS II
                       --------------------------------------------------------------------------
                       LEGG MASON CLEARBRIDGE VARIABLE  Seeks long-term capital growth.
                       FUNDAMENTAL ALL CAP VALUE        Current income is a secondary
                       PORTFOLIO -- CLASS I             consideration.
                       --------------------------------------------------------------------------
MFS(R) VARIABLE        MFS(R) INVESTORS TRUST           The fund's investment objective is to
INSURANCE TRUST        SERIES -- SERVICE CLASS SHARES   seek capital appreciation.
                       --------------------------------------------------------------------------
OPPENHEIMER VARIABLE   OPPENHEIMER SMALL- & MID-CAP     The Fund seeks capital appreciation by
ACCOUNT FUNDS          GROWTH FUND/VA -- SERVICE        investing in "growth type" companies.
                       SHARES
                       --------------------------------------------------------------------------
RYDEX VARIABLE TRUST   NASDAQ -- 100(R) FUND/2/         Seeks to provide investment results
                                                        that correspond to a benchmark for
                                                        over-the-counter securities. The
                                                        portfolio's current benchmark is the
                                                        NASDAQ 100 Index(TM).
                       --------------------------------------------------------------------------

                                           ADVISER (AND SUB-ADVISER(S),
         INVESTMENT OBJECTIVE                     AS APPLICABLE)
---------------------------------------------------------------------------
Seeks growth of capital and              GE Asset Management Incorporated
accumulation of income that              (subadvised by SSgA Funds
corresponds to the investment return of  Management, Inc.)
the S&P 500(R) Composite Stock Index.
---------------------------------------------------------------------------
Seeks capital appreciation.              Legg Mason Partners Fund Advisor,
 LLC (subadvised by ClearBridge
         Advisors, LLC)
---------------------------------------------------------------------------
Seeks long-term capital growth.          Legg Mason Partners Fund Advisor,
Current income is a secondary            LLC (subadvised by ClearBridge
consideration.                           Advisors, LLC)
---------------------------------------------------------------------------
The fund's investment objective is to    Massachusetts Financial Services
seek capital appreciation.               Company
---------------------------------------------------------------------------
The Fund seeks capital appreciation by   OppenheimerFunds, Inc.
investing in "growth type" companies.

---------------------------------------------------------------------------
Seeks to provide investment results      Guggenheim Investments
that correspond to a benchmark for
over-the-counter securities. The
portfolio's current benchmark is the
NASDAQ 100 Index(TM).
---------------------------------------------------------------------------

The following Portfolios are not available to contracts issued on or after January 5, 2009:

                                                                                              ADVISER (AND SUB-ADVISER(S),
                    SUBACCOUNT INVESTING IN                   INVESTMENT OBJECTIVE                  AS APPLICABLE)
                    ---------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON  FRANKLIN INCOME SECURITIES        Seeks to maximize income while        Franklin Advisers, Inc.
VARIABLE INSURANCE  FUND --CLASS 2 SHARES             maintaining prospects for capital
PRODUCTS TRUST                                        appreciation. The fund normally
                                                      invests in both equity and debt
                                                      securities.
                    ---------------------------------------------------------------------------------------------------------
                    FRANKLIN TEMPLETON VIP FOUNDING   Seeks capital appreciation, with      Franklin Templeton Services, LLC
                    FUNDS ALLOCATION FUND -- CLASS 2  income as a secondary goal. The fund  (the fund's administrator)
                    SHARES/3/                         normally invests equal portions in
                                                      Class 1 shares of Franklin Income
                                                      Securities Fund; Mutual Shares
                                                      Securities Fund; and Templeton
                                                      Growth Securities Fund.
                    ---------------------------------------------------------------------------------------------------------

                    /1/ "Standard & Poor's," "S&P," and "S&P 500" are
                        trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by GE Asset Management Incorporated. The S&P 500(R) Index Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's, and Standard & Poor's makes no representation or warranty, express or implied, regarding the advisability of investing in this portfolio or the Policy.

                    /2/ The NASDAQ 100 Index(TM) is an unmanaged index that is a widely recognized indicator of OTC Market performance.

                    /3/ Please see the provision below under the heading
                        "Information about the Franklin Templeton VIP Founding Funds Allocation Fund" for important information about this Portfolio.

Not all of these Portfolios may be available in all states or in all markets.

We will purchase shares of the Portfolios at net asset value and direct them to the appropriate Subaccounts. We will redeem sufficient shares of the appropriate Portfolios at net asset value to pay death benefits and surrender or partial surrender proceeds; to make income payments; or for other purposes described in the contract. We automatically reinvest all dividend and capital gain distributions of the Portfolios in shares of the distributing Portfolios at their net asset value on the date of distribution. In other words, we do not pay Portfolio dividends or Portfolio distributions out to owners as additional units, but instead reflect them in unit values.

Shares of the Portfolios are not sold directly to the general public. They are sold to us, and they may also be sold to other insurance companies that issue variable annuity contracts and variable life insurance policies. In addition, they may be sold to retirement plans.

When a Fund sells shares in any of its Portfolios both to variable annuity and to variable life insurance separate accounts, it engages in mixed funding. When a Fund sells shares in any of its Portfolios to separate accounts of unaffiliated life insurance companies, it engages in shared funding.

Each Fund may engage in mixed and shared funding. Therefore, due to differences in redemption rates or tax treatment, or other considerations, the interests of various shareholders participating in a Fund could conflict. A Fund's Board of Directors will monitor for the existence of any material conflicts, and determine what action, if any, should be taken. See the prospectuses for the Portfolios for additional information.

We reserve the right, within the law, to make additions, deletions and substitutions for the Portfolios. We may substitute shares of other portfolios for shares already purchased, or to be purchased in the future, under the contract. This substitution might occur if shares of a Portfolio should no longer be available, or if investment in any Portfolio's shares should become inappropriate for the purposes of the contract, in the judgment of our management. The new Portfolios may have higher fees and charges than the ones they replaced. No substitution or deletion will be made without prior notice to you in accordance with the 1940 Act.

We also reserve the right to establish additional Subaccounts, each of which would invest in a separate Portfolio of a Fund, or in shares of another investment company, with a specified investment objective. We may also eliminate one or more Subaccounts if, in our sole discretion, marketing, tax, or investment conditions warrant. We will not eliminate a Subaccount without prior notice to you and, if required, before approval of the SEC. Not all Subaccounts may be available to all classes of contracts.

There are a number of factors that are considered when deciding what Portfolios are made available in your variable annuity contract. Such factors include:

   (1) the investment objective of the Portfolio;

   (2) the Portfolio's performance history;

   (3) the Portfolio's holdings and strategies it uses to try and meet its objectives; and

   (4) the Portfolio's servicing agreement.

The investment objective is critical because we want to have Portfolios with diverse objectives so that an investor may diversify his or her investment holdings, from a conservative to an aggressive investment portfolio, depending on the advice of his or her investment adviser and risk assessment. There is no assurance, however, that a Portfolio will achieve its stated investment objective. When selecting a Portfolio for our products, we also consider the Portfolio's performance history compared to its peers and whether its holdings and strategies are consistent with its objectives. Please keep in mind that past performance does not guarantee future results. Finally, it is important for us to be able to provide you with a wide array of the services that facilitate your investment program relating to your allocation in Subaccounts that invest in the Portfolios. THE
COMPANY DOES NOT PROVIDE INVESTMENT ADVICE AND DOES NOT RECOMMEND OR ENDORSE ANY PARTICULAR SUBACCOUNT OR PORTFOLIO. YOU BEAR THE ENTIRE RISK OF ANY DECLINE IN YOUR CONTRACT VALUE RESULTING FROM THE INVESTMENT PERFORMANCE OF THE SUBACCOUNTS YOU HAVE CHOSEN.

PAYMENTS FROM FUNDS AND FUND AFFILIATES. We have entered into agreements with either the investment adviser or distributor of each of the Funds and/or, in certain cases, a Portfolio, under which the Portfolio, the adviser or distributor may make payments to us and/or to certain of our affiliates. We consider these payments and fees among a number of factors when deciding to add or keep a Portfolio on the menu of Portfolios that we offer through the contract. These payments may be made in connection with certain administrative and other services we provide relating to the Portfolios. Such administrative services we provide or obtain include but are not limited to: accounting transactions for variable owners and then providing one daily purchase and sale order on behalf of each Portfolio; providing copies of Portfolio prospectuses, Statements of Additional Information and any supplements thereto; forwarding proxy voting information, gathering the information and providing vote totals to the Portfolio on behalf of our owners; and providing customer service on behalf of the Portfolios, including the provision of teleservicing support in connection with the Portfolios and the provision of office space, equipment, facilities and personnel as may be reasonably required or beneficial in order to provide these services to contract owners. The amount of the payments is based on a percentage of the average annual aggregate net amount we have invested in the Portfolio on behalf of the Separate Account and other separate accounts funding certain variable insurance contracts that we and our affiliates issue. These percentages differ, and some Portfolios, investment advisers or distributors pay us a greater percentage than other Portfolios, advisers or distributors based on the level of administrative and other services provided. The availability of these types of arrangements may create an incentive for us to seek and to add as an investment option under the contract funds or portfolios (and classes of shares of such portfolios) that pay us higher amounts. Other funds or portfolios (or available classes of shares of such portfolios) with substantially similar investment objectives may have lower fees and better overall investment performance than the Funds and Portfolios offered through your contract.

We may realize a profit from payments received from a Portfolio or from the adviser and/or the distributor. We may use the proceeds of such payment to pay for the services described above or for any corporate purpose, including payment of expenses (i) that we and/or our affiliates incur in promoting, marketing and administering the contracts, and (ii) that we incur, in our role as intermediary, in maintaining the Portfolios as investment options and facilitating the Subaccounts' investment in the Portfolios.

The amount received from certain Portfolios for the assets allocated to the Portfolios from the Separate Account during 2011 ranged from 0.10% to 0.25% of annualized average daily net assets. The Portfolios that pay a service fee to us are:

Eaton Vance Variable Trust:
  VT Floating-Rate Income Fund

GE Investments Funds, Inc.:
  Total Return Fund -- Class 1 Shares
  Total Return Fund -- Class 3 Shares

PIMCO Variable Insurance Trust:
  All Asset Portfolio -- Advisor Class Shares
  Foreign Bond Portfolio (U.S. Dollar Hedged) -- Administrative Class Shares High Yield Portfolio -- Administrative Class Shares
  Long-Term U.S. Government Portfolio -- Administrative Class Shares
  Low Duration Portfolio -- Administrative Class Shares
  Total Return Portfolio -- Administrative Class Shares

The Prudential Series Fund:
  Jennison Portfolio -- Class II
  Jennison 20/20 Portfolio -- Class II
  Natural Resources Portfolio -- Class II

Wells Fargo Variable Trust:
  Wells Fargo Advantage VT Omega Growth Fund -- Class 2

As noted above, an investment adviser or distributor of a Portfolio, or its affiliates, may make payments to us and/or certain of our affiliates. These payments may be derived, in whole or in part, from the profits the investment adviser or sub-adviser receives on the advisory fee deducted from Portfolio assets. Contract owners, through their indirect investment in the Portfolios, bear the costs of these advisory fees (see the prospectuses for the Portfolios for more information). The amount received from the adviser and/or the distributor for the assets allocated to the Portfolios from the Separate Account during 2011 ranged from 0.05% to 0.50%. Payment of these amounts is not an additional charge to you by the Funds or by us, but comes from the Fund's investment adviser or distributor. These payments may vary by Portfolio. Therefore, the amount of such payments paid to us may be greater or smaller based on the Portfolios you select.

In addition to the asset-based payments for administrative and other services described above, the investment adviser or the distributor of the Fund may also pay us, or our affiliate Capital Brokerage Corporation, to participate in periodic sales meetings, for expenses relating to the production of promotional sales literature and for other expenses or services. The amount paid to us, or our affiliate Capital Brokerage Corporation, may be significant. Payments to participate in sales meetings may provide a Fund's investment adviser or distributor with greater access to our internal and external wholesalers to provide training, marketing support and educational presentations.

In consideration of services provided and expenses incurred by Capital Brokerage Corporation in distributing shares of the Funds, Capital Brokerage Corporation also receives Rule 12b-1 fees from AIM Variable Insurance Funds (Invesco Variable Insurance Funds), AllianceBernstein Variable Products Series Fund, Inc., American Century Variable Portfolios II, Inc., BlackRock Variable Series Funds, Inc., Columbia Funds Variable Insurance Trust I, Eaton Vance Variable Trust, Federated Insurance Series, Fidelity Variable Insurance Products Fund, Franklin Templeton Variable Insurance Products Trust, GE Investments Funds, Inc., Janus Aspen Series, Legg Mason Partners Variable Equity Trust, MFS(R) Variable Insurance Trust, Oppenheimer Variable Account Funds, PIMCO Variable Insurance Trust, The Prudential Series Fund, and Wells Fargo Variable Trust. See the "Fee Tables" provision of this prospectus and the Fund prospectuses. These payments range up to 0.25% of Separate Account assets invested in the particular Portfolio. Certain Portfolios may accrue Rule 12b-1 fees at a higher rate (as disclosed in the prospectus for the Portfolio), but payments to us and/or Capital Brokerage Corporation may be made in a lower amount. Not all of the Portfolios may pay the same amount of Rule 12b-1 fees or shareholder servicing fees. Therefore, the amount of such fees paid to us and/or Capital Brokerage Corporation may be greater or smaller based on the Portfolios you select.

INFORMATION ABOUT THE FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION
FUND. The Franklin Templeton VIP Founding Funds Allocation Fund (the "Allocation Fund") invests in Class 1 shares of three other series of the Franklin Templeton Variable Insurance Products Trust: Franklin Income Securities Fund, Mutual Shares Securities Fund and Templeton Growth Securities Fund (the "underlying funds"). The

Allocation Fund seeks to maintain equal investments in each of the three underlying funds.

The investment results of the underlying funds will vary. Because of this, the Allocation Fund's administrator, Franklin Templeton Services, LLC, will monitor the Allocation Fund's investments in the underlying funds and will seek to rebalance those investments when they are more than three percent above or below the goal of equal allocations to each of these underlying funds.

The Allocation Fund pays Franklin Templeton Services, LLC a monthly fee equal to an annual rate of 0.10% of the Allocation Fund's average daily net assets for its services, including the monitoring of the Allocation Fund's investments in the underlying funds and the rebalancing of those investments. Franklin Templeton Services, LLC may receive assistance, at no charge to the Allocation Fund, from its corporate affiliate, Franklin Advisers, Inc., in monitoring the underlying funds and the Allocation Fund's investment in the underlying funds.

Because the Allocation Fund pursues its goals by investing in the underlying funds, you will bear a proportionate share of the Allocation Fund's operating expenses and, also, indirectly, the operating expenses of the underlying funds. The Allocation Fund, as a shareholder in the underlying funds, will indirectly bear its proportionate share of any management fees and other expenses paid by the underlying funds.

More information about the Allocation Fund and the underlying funds, including information about the fees and expenses of the Allocation Fund and the underlying funds, can be found in the prospectus for the Allocation Fund.

VOTING RIGHTS

As required by law, we will vote the shares of the Portfolios held in the Separate Account at special shareholder meetings based on instructions from you. However, if the law changes and we are permitted to vote in our own right, we may elect to do so.

Whenever a Fund calls a shareholder meeting, owners with voting interests in a Portfolio will be notified of issues requiring the shareholders' vote as soon as possible before the shareholder meeting. Persons having a voting interest in the Portfolio will be provided with proxy voting materials, reports, other materials, and a form with which to give voting instructions.

We will determine the number of votes which you have the right to cast by applying your percentage interest in a Subaccount to the total number of votes attributable to the Subaccount. In determining the number of votes, we will recognize fractional shares.

We will vote Portfolio shares for which no instructions are received (or instructions are not received timely) in the same proportion to those that are received. Therefore, because of proportional voting, a small number of contract owners may control the outcome of a vote. We will apply voting instructions to abstain on any item to be voted on a pro-rata basis to reduce the number of votes eligible to be cast.

ASSET ALLOCATION PROGRAM

THE FOLLOWING IS A GENERAL DESCRIPTION OF THE ASSET ALLOCATION PROGRAM AVAILABLE UNDER THE CONTRACT. A COMPLETE DESCRIPTION IS AVAILABLE IN THE BROCHURE FOR THE PROGRAM. THE PROGRAM MAY BE REFERRED TO AS "EFFICIENT EDGE" IN THE BROCHURE OR OTHER MATERIALS.

General

The Asset Allocation Program is an asset allocation service that we make available at no additional charge for use within the contract. Asset allocation is an investment strategy for distributing assets among asset classes to help attain an investment goal. For your contract, the Asset Allocation Program can help with decisions you need to make about how to allocate your Contract Value among available Subaccounts (and their corresponding Portfolios). The theory behind an asset allocation strategy is that diversification among asset classes can help reduce volatility over the long term.

Genworth Financial Wealth Management, Inc. ("GFWM"), one of our affiliates, provides investment advice for the Asset Allocation Program. GFWM is an investment adviser that is registered under the Investment Advisers Act of 1940. We may compensate GFWM for services it provides related to the Asset Allocation Program. As part of the Asset Allocation Program, GFWM has developed five asset allocation models ("Asset Allocation Models" or "Models"), each based on different profiles of an investor's investment time horizon and willingness to accept investment risk. Another Asset Allocation Model is a "build your own" Asset Allocation Model. We will refer to this Asset Allocation Model as the "Build Your Own Asset Allocation Model" when necessary to distinguish it from the other Asset Allocation Models. The distinguishing features of the Build Your Own Asset Allocation Model are discussed in the "Build Your Own Asset Allocation Model" provision below. The Asset Allocation Models are designed for use in two different circumstances, as discussed below.

  . Certain of the optional riders available for purchase under the contract are designed to provide protection against market downturns. To ensure that contract owners' assets protected under one of these riders are invested in accordance with an investment strategy involving an appropriate level of risk, we require the assets to be invested only in an Investment Strategy. For contract owners that purchase Lifetime Income Plus 2008 or Lifetime Income Plus Solution, the contract owner may elect Asset Allocation Model A, B, C, or D or the Build Your Own Asset Allocation Model (or invest in one or more of the Designated Subaccounts) as the Investment Strategy. A contract owner, however, may not elect Asset Allocation Model E. For contract owners that purchase one of the other Guaranteed Minimum Withdrawal Benefit for Life Riders or Payment Optimizer Plus, the contract owner may elect only Asset Allocation Model C (or invest in one or more of the Designated Subaccounts). Asset Allocation Model A, B, D, and E and the Build Your Own Asset Allocation Model are not available as Investment Strategies for these contract owners.

  . Contract owners that do not purchase one of the Guaranteed Minimum Withdrawal Benefit Rider Options or one of the Payment Protection Rider Options may also elect to participate in the Asset Allocation Program. These contract owners may choose Asset Allocation Model A, B, C, D or E. The Build Your Own Asset Allocation Model, however, is not available to these contract owners.

The Asset Allocation Program is not available to contract owners who have elected Guaranteed Income Advantage.

If you elect to participate in the Asset Allocation Program, your initial premium payment will be allocated to the Subaccounts corresponding to the Portfolios in the Asset Allocation Model you select. Any subsequent premium payments you make will also be allocated accordingly, unless you instruct us otherwise in writing. The Build Your Own Asset Allocation Model works a little differently, as discussed in the "Build Your Own Asset Allocation Model" provision below.

If you participate in the Asset Allocation Program, GFWM will serve as your investment adviser solely for the purposes of the development of the Asset Allocation Models (except for the Build Your Own Asset Allocation Model) and periodic updates of the Models. The Asset Allocation Models are updated on a periodic basis (generally annually), as discussed below. If you elect to participate in the Asset Allocation Program, we will reallocate your Contract Value or premium payments, as applicable, in accordance with the Model you select as it is updated from time to time based on limited discretionary authority that you grant to us, unless you instruct us otherwise. For more information on GFWM's role as investment adviser for the Asset Allocation Program, you may review GFWM's disclosure brochure, which will be delivered to you at the time you apply for a contract. Please contact us if you would like to receive a copy of this brochure. We may change the investment adviser that we use to develop and periodically update the Asset Allocation Models, or to the extent permissible under applicable law, use no investment adviser at all. We may perform certain administrative functions on behalf of GFWM. However, we are not registered as an investment adviser and are not providing any investment advice in making the Asset Allocation Program available to contract owners.

The Asset Allocation Models

There are six Asset Allocation Models, each comprised of a carefully selected combination of Portfolios offered under the contract. Development of the Asset Allocation Models involves a multi-step process designed to optimize the selection of Portfolios, for a given level of risk tolerance, in an effort to maximize returns and limit the effects of market volatility. The discussion in this section generally applies to all of the Asset Allocation Models, although certain distinguishing features of the Build Your Own Asset Allocation Model are discussed in the "Build Your Own Asset Allocation Model" provision below.

Asset allocation strategies reflect the theory that diversification among asset classes can help reduce volatility and potentially enhance returns over the long term. An asset class may be a category of investments having similar characteristics, such as stocks and other equity investments and bonds and other fixed income investments. There also may be further divisions within asset classes, such as divisions according to the size of the issuer (e.g., large cap, mid cap, or small cap), the type of issuer (e.g., government, municipal, or corporate), or the location of the issuer (e.g., domestic or foreign). GFWM has identified target allocations, between equities and fixed income investments, for the level of risk, investment time horizon and investment objective specified for Asset Allocation Model A, B, C, D and E.

To provide further diversification benefits beyond the broad asset class allocations, GFWM conducts an optimization analysis to determine the appropriate allocations to sub-asset classes for each Asset Allocation Model. While, generally, GFWM exercises its own broad discretion in allocating to sub-asset classes, we may require GFWM to target certain levels of sub-asset class allocations in order to achieve a level of risk consistent with certain of our optional riders that require assets to be invested in an Investment Strategy, which may include one or more of the Asset Allocation Models.

After the asset class and sub-asset class exposures have been identified for each Asset Allocation Model, a determination is made as to how available Portfolios can be used to implement the asset class allocations. Part of the allocation process used by

GFWM in determining the allocation to Portfolios in the Asset Allocation Models is an evaluation of the asset and/or sub-asset class(es) exposures presented by each Portfolio in order to combine Portfolios to arrive at the desired asset and sub-asset class allocation levels. The Portfolios considered by GFWM are all those currently available for contributions of new premium payments by all contract owners.

GFWM considers various factors in determining allocations to each Portfolio for each Asset Allocation Model, which may include historical style analysis and asset performance and multiple regression analyses, as well as qualitative assessments of a Portfolio's portfolio manager and expected future market and economic conditions. While Portfolios are not required to report their current securities holdings directly to GFWM, this analysis is generally made based on the historic security holdings of the Portfolios as described in public documents.

In addition, GFWM may consider (but is not obligated to follow) recommendations we may make regarding what Portfolios to use. These recommendations may be based on various factors, including whether the investment adviser or distributor of a Portfolio pays us a fee in connection with certain administrative and other services we provide relating to the Portfolio, and whether our affiliate Capital Brokerage Corporation receives Rule 12b-1 fees from the Portfolio. Based on this analysis, Portfolios are selected in a manner that is intended to optimize potential returns of each Model, given a particular level of risk tolerance. This process could, in some cases, result in the inclusion of a Portfolio in a Model based on its specific asset class exposure or other specific optimization factors, even when another Portfolio may have better investment performance. In addition, this may also result in the inclusion of Portfolios with higher fees that may adversely affect performance.

BUILD YOUR OWN ASSET ALLOCATION MODEL. The Build Your Own Asset Allocation Model allows for more flexibility than the other five Asset Allocation Models, enabling you, in consultation with your registered representative, to construct your own asset allocation that you believe best meets your individual investment objectives. We have constructed the Build Your Own Asset Allocation Model to require that you invest between 20% and 80% of your assets in the "Core" asset class, between 20% and 60% of your assets in the "Fixed Income" asset class, and no more than 20% of your assets in the "Specialty" asset class, for a total of 100% of assets invested in accordance with the Model. In constructing the parameters for the Build Your Own Asset Allocation Model, we defined the asset classes among which assets should be allocated, and determined an appropriate percentage range for each asset class. In making these determinations, our goal is to permit any asset allocation that is appropriate for contract owners with moderately conservative to moderately aggressive risk tolerance levels.

GFWM's role for the Build Your Own Asset Allocation Model is to make determinations as to how available Portfolios fit within each asset class. GFWM considers various factors in assigning Portfolios to an asset class, which may include historical style analysis and asset performance and multiple regression analyses.

As with the other Asset Allocation Models, GFWM may be subject to certain conflicts of interests in categorizing the Portfolios for the Build Your Own Asset Allocation Model, including recommendations from us on which Portfolios to include in the Model or a specific asset class based on the fees we receive in connection with a Portfolio (see the discussion in "The Asset Allocation Models" provision above) and the need by certain Portfolios for additional assets (see the discussion in the "Risks" provision below). It is possible that such conflicts of interest could affect, among other matters, GFWM's decisions as to which asset class to categorize a Portfolio.

Periodic Updates of Asset Allocation Models and Notices of Updates

Each of the Asset Allocation Models is evaluated periodically (generally annually) to assess whether the combination of Portfolios within each Model should be changed to better seek to optimize the potential return for the level of risk tolerance intended for the Model. As a result of such periodic analysis, each Model may change, such as by receiving the percentages allocated to each Portfolio. In addition, Portfolios may be added to a Model (including Portfolios not currently available in the contract), or Portfolios may be deleted from a Model.

We evaluate the Build Your Own Asset Allocation Model periodically to assess whether the asset allocation parameters should be changed to better ensure that resulting asset allocations are in an appropriate risk tolerance range. If, as a result of such periodic analysis, we determine that the Build Your Own Asset Allocation Model must change (for example by adding, removing or modifying asset classes or by changing the percentage range of investments allocable to an asset class), then we will make a new Build Your Own Asset Allocation Model available for new contract owners.

GFWM will also evaluate the Build Your Own Asset Allocation Model to assess whether the Portfolios are appropriately categorized within each asset class. As a result of this evaluation, GFWM may determine that certain Portfolios should be placed in a different asset class or, perhaps, removed from the Model, or that other Portfolios should be added to the Model (including Portfolios not currently available in the contract).

When your Asset Allocation Model is updated (as described below), we will reallocate your Contract Value (and subsequent premium payments, if applicable) in accordance with any changes to the Model you have selected. This means the allocation of your Contract Value, and potentially the Portfolios in which you are invested, will change and your Contract Value (and subsequent premium payments, if applicable) will be reallocated among the Portfolios in your updated Model (independently of monthly rebalancing, as discussed below). As discussed below, in the case of the Build Your Own Asset Allocation Model, it is possible that a change may be made to the Build Your Own Asset Allocation Model that will require a contract owner to provide us with new allocation instructions.

When Asset Allocation Models are to be updated, we will send you written notice of the updates to the Models at least 30 days in advance of the date the updated version of the Model is intended to be effective. Contract owners purchasing contracts who elect to participate in the Asset Allocation Program within the two week period prior to a date that Asset Allocation Models are to be updated, will be provided with information regarding the composition of both the current Asset Allocation Model as well as the proposed changes to the Model. You should carefully review these notices. If you wish to accept the changes to your selected Model, you will not need to take any action, as your Contract Value (and subsequent premium payments, if applicable) will be reallocated in accordance with the updated Model. If you do not wish to accept the changes to your selected Model, you have the following alternatives. If you elected one of the Guaranteed Minimum Withdrawal Benefit Rider Options (except for Lifetime Income Plus 2008 and Lifetime Income Plus Solution, as discussed below) or one of the Payment Protection Rider Options, you can transfer your Contract Value to one or more of the Designated Subaccounts (as described in the sections of this prospectus discussing the riders), or you can notify us in writing that you have elected to reject the change. IF YOU REJECT THE CHANGE AND, AS A RESULT, YOUR TOTAL CONTRACT VALUE IS NO LONGER INVESTED IN ACCORDANCE WITH THE PRESCRIBED INVESTMENT STRATEGY, YOUR BENEFITS UNDER THE APPLICABLE RIDER WILL BE REDUCED BY 50%. If you elected Lifetime Income Plus 2008 or Lifetime Income Plus Solution, you must transfer your Contract Value to one or more of the Designated Subaccounts (as described in the sections of this prospectus discussing the riders), or one of the other available Asset Allocation Models. CONTRACT OWNERS THAT OWN LIFETIME INCOME PLUS 2008 OR LIFETIME INCOME PLUS SOLUTION MUST ALWAYS ALLOCATE ASSETS IN ACCORDANCE WITH THE INVESTMENT STRATEGY, AND ANY ATTEMPT TO ALLOCATE ASSETS OTHERWISE WILL BE CONSIDERED NOT IN GOOD ORDER AND REJECTED.

Please note, also, that changes may be made to the Build Your Own Asset Allocation Model that will require contract owners whose existing allocations will not meet the parameters of the revised Model to provide us with new allocation instructions. For example, a Portfolio may be moved from one asset class to another or shares of a Portfolio may become unavailable under the contract or in the Model. If we do not receive new allocation instructions from the contract owner in these circumstances in a timely manner after we request such new instructions, the contract owner's assets will be re-allocated to Asset Allocation Model C until we receive new instructions.

When a Portfolio in which your assets are invested is closed to new investments but remains in your contract, your investment in that Portfolio at the time of the closing will remain, and you will not be re-allocated to Asset Allocation Model C. However, any subsequent premium payments or transfers requesting an allocation to such a Portfolio will be considered not in good order, and you will be asked to provide us with updated allocation instructions.

If you did not elect one of the Guaranteed Minimum Withdrawal Benefit Rider Options or one of the Payment Protection Rider Options, you may change to a different Asset Allocation Model or reject the change.

If you choose to reject a change in an Asset Allocation Model in accordance with the procedures described above, you create your own portfolio (a "self-directed portfolio"), you have terminated your advisory relationship with GFWM and GFWM provides no investment advice related to the creation of a self-directed portfolio. Further, once you have rejected a change in a Model, you are considered to have elected to reject all future changes in the Model. Therefore, if you reject a Model change and thereby create a self-directed portfolio, you will not receive a periodic review of or changes to your portfolio, as would be provided by GFWM with respect to the Asset Allocation Models. You will, however, continue to receive a quarterly statement with information about your Contract Value, as well as written materials from GFWM about any changes proposed to be made to the Models, and you can notify us in writing to allocate your Contract Value in accordance with such changes.

Selecting an Asset Allocation Model

For contract owners who have not elected one of the Guaranteed Minimum Withdrawal Benefit Rider Options or one of the Payment Protection Rider Options.

If you purchase one of the Guaranteed Minimum Withdrawal Benefit Rider Options (except for Lifetime Income Plus 2008 and Lifetime Income Plus Solution, as discussed below) or one of the Payment Protection Rider Options and elect to participate in the Asset Allocation Program, you are required to allocate your Contract Value (and subsequent premium payments, if applicable) to Asset Allocation Model C. If you purchased Lifetime Income
Plus 2008 or Lifetime Income Plus Solution and elect to participate in the Asset Allocation Program, you must allocate your Contract Value (and subsequent premium payments, if applicable) to Asset Allocation Model A, B, C, or D or the Build Your Own Asset Allocation Model. If you elect to participate in the Asset Allocation Program and you have not purchased one of the Guaranteed Minimum Withdrawal Benefit Rider Options or one of the Payment Protection Rider Options, you must choose Asset Allocation Model A, B, C, D or E for your allocations. We will not make this decision, nor will GFWM. The following paragraphs provide some information you may want to consider in making this decision.

You should consult with your registered representative and/or your financial adviser on your decision regarding which Asset Allocation Model to select. Your registered representative can assist you in determining which Model may be best suited to your financial needs, investment time horizon, and willingness to accept investment risk, and can help you complete the proper forms to participate in the Asset Allocation Program. You should also periodically review these factors with your registered representative to consider whether you should change Models (or, if you have purchased one of the Guaranteed Minimum Withdrawal Benefit Rider Options or one of the Payment Protection Rider Options, whether you should transfer your Contract Value to one or more of the Designated Subaccounts) to reflect any changes in your personal circumstances. Your registered representative can help you complete the proper forms to change to a different Model or transfer to Designated Subaccounts.

In light of our potential payment obligations under the riders, we will not permit contract owners who have selected a rider to allocate their assets in either a highly aggressive or highly conservative manner. In deciding whether to purchase a rider, you and your registered representative should consider whether an asset allocation not permitted under the rider would best meet your investment objectives.

You may, in consultation with your registered representative, utilize an investor profile questionnaire we make available, which asks questions intended to help you or your registered representative assess your financial needs, investment time horizon, and willingness to accept investment risk. However, even if you utilize the investor profile questionnaire, it is your decision, in consultation with your registered representative, which Model to choose initially or whether to change to a different Model or transfer to Designated Subaccounts, as the case may be, at a later time. Neither we nor GFWM bear any responsibility for this decision. You may change to a different Model or transfer to Designated Subaccounts, as the case may be, at any time with a proper written request or by telephone or electronic instructions, provided a valid telephone/electronic authorization is on file with us.

Monthly Rebalancing

Each calendar month (on the "monthly anniversary" of your Contract Date), and on any Valuation Day after any transaction involving a withdrawal, receipt of a premium payment or a transfer of Contract Value, we rebalance your Contract Value to maintain the Subaccounts and their corresponding Portfolios, and the relative percentages of the Subaccounts, for your selected Asset Allocation Model. This monthly rebalancing takes account of:

  . increases and decreases in Contract Value in each Subaccount due to Subaccount performance; and

  . increases and decreases in Contract Value in each Subaccount due to Subaccount transfers, withdrawals (particularly if taken from specific Subaccounts you have designated), and premium payments (particularly if allocated to specific Subaccounts you have designated).

The first monthly rebalancing will occur on the first "monthly anniversary" of the Contract Date.

We will not rebalance self-directed portfolios (discussed above) unless the contract owner elects the Portfolio Rebalancing program. For self-directed portfolios, future premium payments for which no specific allocation instructions are received will be allocated in accordance with the last allocation instructions we received, which may have been a prior version of their Asset Allocation Model. Accordingly, if you have a self-directed portfolio you should consider providing specific allocation instructions with each premium payment or contacting us to update your default allocation instructions.

Quarterly Reports

If you elect to participate in the Asset Allocation Program, you will be sent quarterly reports that provide information about the Subaccounts within your Model, as part of your usual quarterly statement. Information concerning the current Models is provided below.

Risks

Although the Asset Allocation Models are designed to optimize returns given the various levels of risk, there is no assurance that a Model portfolio will not lose money or not experience volatility. Investment performance of your Contract Value could be better or worse by participating in an Asset Allocation Model than if you had not participated. A Model may perform better or worse than any single Portfolio, Subaccount or asset class or other combinations of Portfolios, Subaccounts or asset classes. Model performance is dependent upon the performance of the component Portfolios. Your Contract Value will fluctuate, and when redeemed, may be worth more or less than the original cost.

An Asset Allocation Model may not perform as intended. Although the Models are intended to optimize returns given various levels of risk tolerance, portfolio, market and asset class performance may differ in the future from the historical performance and assumptions upon which the Models are based, which could cause the Models to be ineffective or less effective in reducing volatility.

Periodic updating of the Asset Allocation Models can cause the underlying Portfolios to incur transactional expenses to raise cash for money flowing out of the Portfolios or to buy securities with money flowing into the Portfolios. These expenses can adversely affect performance of the related Portfolios and the Models.

GFWM may be subject to competing interests that have the potential to influence its decision making with regard to the Asset Allocation Program. For example, GFWM's affiliates (including us) may believe that certain Portfolios could benefit from additional assets or could be harmed by redemptions.

In addition, the Portfolios underlying the Subaccounts may invest, depending upon their investment objective and decisions by their investment managers, in securities issued by Genworth Financial, Inc., GFWM's ultimate parent, or its affiliates. GFWM will not have any role in determining whether a Portfolio should purchase or sell Genworth securities. GFWM may allocate portions of the Asset Allocation Models to Portfolios which have held, hold or may hold Genworth securities. GFWM's decision to allocate a percentage of a Model to such a Portfolio will be based on the merits of investing in such a Portfolio and a determination that such an investment is appropriate for the Model.

The Models

Information concerning the Asset Allocation Models is provided on the following pages. A table disclosing the Model percentage allocations and Portfolio selections for Asset Allocation Models A, B, C, D and E is provided on the next page. You should review this information carefully before selecting or changing a Model.

                         MODERATELY                                MODERATELY
   CONSERVATIVE         CONSERVATIVE           MODERATE            AGGRESSIVE           AGGRESSIVE
    ALLOCATION           ALLOCATION           ALLOCATION           ALLOCATION           ALLOCATION
     "MODEL A"            "MODEL B"            "MODEL C"            "MODEL D"            "MODEL E"
--------------------------------------------------------------------------------------------------------
                                           INVESTOR PROFILE
--------------------------------------------------------------------------------------------------------
Investor is willing  Investor is willing  Investor is willing  Investor is willing  Investor is willing
to accept a low      to accept a low to   to accept a          to accept a          to accept a high
level of risk, has   moderate level of    moderate level of    moderate to high     level of risk, has
a short term (less   risk, has a          risk, has a          level of risk, has   a long term (more
than five years)     moderately short     moderately long      a long term (15 to   than 15 years)
investment time      term (less than ten  term (10 to 20       20 years)            investment time
horizon and is       years) investment    years) investment    investment time      horizon and has the
looking for an       time horizon and is  time horizon and is  horizon and is       temperament to ride
investment that is   looking for an       looking for an       looking for a        out market swings.
relatively stable    investment to keep   investment with the  growth oriented
in value.            pace with inflation. opportunity for      investment.
                                          long term moderate
                                          growth.
--------------------------------------------------------------------------------------------------------

                                          INVESTOR OBJECTIVE
-------------------------------------------------------------------------------------------------------------
High level of         Growth and current    Growth of capital     Growth of capital     Growth of capital.
current income with   income. Target        with a low to         but without the       Target allocation
preservation of       allocation mix is     moderate level of     price swings of an    mix is 100%
capital. Target       40% equities and      current income.       all equity            equities.
allocation mix is     60% fixed income.     Target allocation     portfolio. Target
20% equities and                            mix is 60% equities   allocation mix is
80% fixed income.                           and 40% fixed         80% equities and
                                            income.               20% fixed income.
-------------------------------------------------------------------------------------------------------------


                                  BUILD YOUR OWN
                              ASSET ALLOCATION MODEL
----------------------------------------------------------------------------------------
The Build Your Own Asset Allocation Model is constructed, generally, to allow for the creation of an equity to fixed income allocation that ranges between 40% equities/60%
fixed income to 80% equities/20% fixed income. These ranges generally fall within the
Investor Profile and Investor Objective for Asset Allocation Model B (Moderately
Conservative Allocation) on one end of the spectrum and for Asset Allocation Model D
(Moderately Aggressive Allocation) on the other. Of course, the Investor Profile and
Investor Objective that your allocation will most closely correspond to will depend on your actual allocation.
----------------------------------------------------------------------------------------

             MODEL PERCENTAGE ALLOCATIONS AND PORTFOLIO SELECTIONS

                                       PORTFOLIOS            MODEL A MODEL B MODEL C MODEL D MODEL E
----------------------------------------------------------------------------------------------------
EQUITIES
----------------------------------------------------------------------------------------------------
Large Cap Growth              Fidelity VIP Growth
                              Opportunities Portfolio --
                              Service Class 2                   1%      1%      2%      2%      2%
                              ----------------------------------------------------------------------
                              Fidelity VIP Growth Stock
                               Portfolio -- Service Class 2     1%      2%      3%      4%      5%
                              ----------------------------------------------------------------------
                              Janus Aspen Forty Portfolio
                              -- Service Shares                 1%      2%      3%      3%      2%
----------------------------------------------------------------------------------------------------
Large Cap Value               Fidelity VIP Equity-Income
                              Portfolio -- Service Class 2      2%      4%      6%      9%     11%
----------------------------------------------------------------------------------------------------
Large Cap Core                Fidelity VIP Contrafund(R)
                              Portfolio -- Service Class 2      3%      8%     13%     19%     27%
                              ----------------------------------------------------------------------
                              Oppenheimer Main Street
                              Fund/VA -- Service Shares         2%      4%      6%     10%     17%
----------------------------------------------------------------------------------------------------
Mid Cap Core                  Fidelity VIP Mid Cap
                               Portfolio -- Service Class 2     2%      4%      6%      8%     10%
----------------------------------------------------------------------------------------------------
Small Cap Core                Oppenheimer Main Street
                              Small- & Mid- Cap Fund(R)/VA
                              -- Service Shares                 1%      4%      6%      8%      8%
----------------------------------------------------------------------------------------------------
Global Equity                 Oppenheimer Global Securities
                              Fund/VA -- Service Shares         1%      2%      3%      4%      5%
----------------------------------------------------------------------------------------------------
Foreign Large Cap Growth      Columbia Variable Portfolio
                              -- Marsico International
                              Opportunities Fund -- Class 2
                              (formerly, Columbia Marsico
                              International Opportunities
                              Fund, Variable Series --
                              Class B)                          1%      1%      2%      2%      2%
                              ----------------------------------------------------------------------
                              Invesco V.I. International
                              Growth Fund -- Series II
                              shares                            2%      2%      3%      3%      3%
----------------------------------------------------------------------------------------------------
Foreign Large Cap Value       AllianceBernstein
                              International Value Portfolio
                              -- Class B                        2%      4%      5%      6%      6%
----------------------------------------------------------------------------------------------------
Natural Resources             Prudential Series Natural
                              Resources Portfolio -- Class
                              II Shares                         0%      1%      1%      1%      1%
----------------------------------------------------------------------------------------------------
Real Estate (U.S. REITs)      GE Investments Funds Real
                              Estate Securities Fund --
                              Class 1 Shares                    1%      1%      1%      1%      1%
----------------------------------------------------------------------------------------------------

    TOTAL % EQUITIES                                           20%     40%     60%     80%    100%
----------------------------------------------------------------------------------------------------

FIXED INCOME
----------------------------------------------------------------------------------------------------
Medium Duration               Fidelity VIP Investment Grade
                              Bond Portfolio -- Service
                              Class 2                          19%     14%      9%      4%      0%
                              ----------------------------------------------------------------------
                              PIMCO VIT Total Return
                              Portfolio -- Administrative
                              Class Shares                     19%     14%      9%      4%      0%
----------------------------------------------------------------------------------------------------
Short Duration                PIMCO VIT Low Duration
                              Portfolio -- Administrative
                              Class Shares                     25%     17%     12%      5%      0%
----------------------------------------------------------------------------------------------------
Treasury Inflation-Protected  American Century VP Inflation
Securities                    Protection Fund -- Class II      10%      8%      5%      3%      0%
----------------------------------------------------------------------------------------------------
Domestic High Yield           PIMCO VIT High Yield
                              Portfolio -- Administrative
                              Class Shares                      3%      3%      2%      2%      0%
----------------------------------------------------------------------------------------------------
Bank Loans                    Eaton Vance VT Floating-Rate
                              Income Fund                       4%      4%      3%      2%      0%
----------------------------------------------------------------------------------------------------

    TOTAL % FIXED INCOME                                       80%     60%     40%     20%      0%
----------------------------------------------------------------------------------------------------

             MODEL PERCENTAGE ALLOCATIONS AND PORTFOLIO SELECTIONS
                     BUILD YOUR OWN ASSET ALLOCATION MODEL

                     CORE ASSET CLASS                               SPECIALTY ASSET CLASS            FIXED INCOME ASSET CLASS
                      (20% TO 80%)                                        (0% TO 20%)                      (20% TO 60%)
------------------------------------------------------------------------------------------------------------------------------
AllianceBernstein Balanced Wealth Strategy Portfolio --     AllianceBernstein Global Thematic        Fidelity VIP Investment
 Class B                                                     Growth Portfolio -- Class B              Grade Bond Portfolio --
AllianceBernstein Growth and Income Portfolio -- Class B    AllianceBernstein International Value     Service Class 2
BlackRock Basic Value V.I. Fund -- Class III Shares          Portfolio -- Class B                    PIMCO VIT Long-Term U.S.
BlackRock Global Allocation V.I. Fund -- Class III Shares   AllanceBernstein Small Cap Growth         Government Portfolio --
Columbia Variable Portfolio -- Marsico Growth Fund --        Portfolio -- Class B                     Administrative Class
 Class 1 (formerly, Columbia Marsico Growth Fund,           American Century VP Inflation             Shares
 Variable Series -- Class A)                                 Protection Fund -- Class II             PIMCO VIT Low Duration
Fidelity VIP Balanced Portfolio -- Service Class 2          BlackRock Value Opportunities V.I. Fund   Portfolio --
Fidelity VIP Contrafund(R) Portfolio -- Service Class 2      -- Class III Shares                      Administrative Class
Fidelity VIP Equity-Income Portfolio -- Service Class 2     Columbia Variable Portfolio -- Marsico    Shares
Fidelity VIP Growth & Income Portfolio -- Service Class 2    International Opportunities Fund --     PIMCO VIT Total Return
Franklin Templeton VIP Mutual Shares Securities Fund --      Class 2 (formerly, Columbia Marsico      Portfolio --
 Class 2 Shares                                              International Opportunities Fund,        Administrative Class
Franklin Templeton VIP Templeton Growth Securities           Variable Series -- Class B)              Shares
 Fund -- Class 2 Shares                                     Eaton Vance VT Floating-Rate Income Fund
GE Investments Funds Core Value Equity Fund --              Federated High Income Bond Fund II --
 Class 1 Shares                                              Service Shares
GE Investments Funds Total Return Fund -- Class 3 Shares    Federated Kaufmann Fund II -- Service
GE Investments Funds U.S. Equity Fund -- Class 1 Shares      Shares
Invesco V.I. Core Equity Fund -- Series I shares            Fidelity VIP Dynamic Capital
Invesco V.I. International Growth Fund -- Series II shares   Appreciation Portfolio -- Service
Invesco Van Kampen V.I. Comstock Fund -- Series II shares    Class 2
Invesco Van Kampen V.I. Equity and Income Fund --           Fidelity VIP Growth Portfolio --
 Series II shares                                            Service Class 2
Janus Aspen Balanced Portfolio -- Service Shares            Fidelity VIP Growth Opportunities
MFS(R) Total Return Series -- Service Class Shares           Portfolio -- Service Class 2
Oppenheimer Balanced Fund/VA -- Service Shares              Fidelity VIP Growth Stock Portfolio --
Oppenheimer Capital Appreciation Fund/VA -- Service          Service Class 2
 Shares                                                     Fidelity VIP Mid Cap Portfolio --
Oppenheimer Global Securities Fund/VA -- Service Shares      Service Class 2
Oppenheimer Main Street Fund/VA -- Service Shares           Fidelity VIP Value Strategies Portfolio
                                                             -- Service Class 2
                                                            GE Investments Funds Real Estate
                                                             Securities Fund -- Class 1 Shares
                                                            GE Investments Funds Small-Cap Equity
                                                             Fund -- Class 1 Shares
                                                            Invesco Van Kampen V.I. American
                                                             Franchise Fund -- Series I shares
                                                             (formerly, Invesco V.I. Capital
                                                             Appreciation Fund -- Series I shares)
                                                            Janus Aspen Forty Portfolio -- Service
                                                             Shares
                                                            MFS(R) Utilities Series -- Service
                                                             Class Shares
                                                            Oppenheimer Main Street Small- & Mid-
                                                             Cap Fund(R)/ VA -- Service Shares
                                                            PIMCO VIT All Asset Portfolio --
                                                             Advisor Class Shares
                                                            PIMCO VIT High Yield Portfolio --
                                                             Administrative Class Shares
                                                            Prudential Jennison Portfolio -- Class
                                                             II Shares
                                                            Prudential Jennison 20/20 Focus
                                                             Portfolio -- Class II Shares
                                                            Prudential Natural Resources Portfolio
                                                             -- Class II Shares
                                                            Wells Fargo Advantage VT Omega Growth
                                                             Fund -- Class 2


CHARGES AND OTHER DEDUCTIONS

We sell the contracts through registered representatives of broker-dealers. These registered representatives are also appointed and licensed as insurance agents of the Company. We pay commissions to the broker-dealers for selling the contracts. We intend to recover commissions, marketing, administrative and other costs of contract benefits, and other incentives we pay, through fees and charges imposed under the contracts and other corporate revenue. See the "Sale of the Contracts" provision of this prospectus.

All of the charges described in this section apply to assets allocated to the Separate Account. If the Guarantee Account is available, all assets in the Guarantee Account are subject to all of the charges described in this section except for the mortality and expense risk charge and the administrative expense charge.

We will deduct the charges described below to cover our costs and expenses, services provided and risks assumed under the contracts. We incur certain costs and expenses for the distribution and administration of the contracts and for providing the benefits payable thereunder. Our administrative services include:

  .  processing applications for and issuing the contracts;

  .  maintaining records;

  .  administering income payments;

  . furnishing accounting and valuation services (including the calculation and monitoring of daily Subaccount values);

  .  reconciling and depositing cash receipts;

  .  providing tax forms;

  .  providing contract confirmations and periodic statements;

  .  providing toll-free inquiry services; and

  .  furnishing telephone and internet transaction services.

The risks we assume include:

  .  the risk that the death benefit will be greater than the Surrender Value;

  . the risk that withdrawals taken pursuant to a living benefit rider will be greater than the Surrender Value;

  . the risk that the actual life-span of persons receiving income payments under contract will exceed the assumptions reflected in our guaranteed rates (these rates are incorporated in the contract and cannot be changed); and

  . the risk that our costs in providing the services will exceed our revenues from contract charges (which cannot be changed by us).

The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge. We may also realize a profit on one or more of the charges. We may use any such profits for any corporate purpose, including the payment of sales expenses.

DEDUCTIONS FROM THE SEPARATE ACCOUNT

We deduct from the Separate Account an amount, computed daily, equal to an annual rate of 1.60% of the daily net assets of the Separate Account. The charge consists of an administrative expense charge at an effective annual rate of 0.25% and a mortality and expense risk charge at an effective annual rate of 1.35%. These deductions from the Separate Account are reflected in your Contract Value.

CHARGES FOR THE LIVING BENEFIT RIDER OPTIONS

Charge for Guaranteed Income Advantage

We charge you for expenses related to Guaranteed Income Advantage, if you elect this option at the time of application. This charge is deducted from the Separate Account, computed daily. For contracts issued on or after the later of April 29, 2005 or the date on which state insurance authorities approve applicable contract modifications, the charge currently is equal to (and will never exceed) an annual rate of 0.50% of the daily net assets of the Separate Account. For contracts issued on or after the later of May 1, 2003 or the date on which state insurance authorities approve applicable contract modifications, but prior to April 29, 2005 or the date on which state insurance authorities approve applicable contract modifications, the charge currently is equal to an annual rate of 0.40% (0.50% maximum) of the daily net assets of the Separate Account. The deduction from the Separate Account is reflected in your Contract Value. You may elect to receive monthly income under this rider or you may elect to transfer the value in the GIS Subaccount(s) to another investment option under your contract and receive income payments. If you elect to transfer the value in the GIS Subaccount(s) to another investment option and receive income payments, the rider charge will end. Guaranteed Income Advantage may not be available in all states or in all markets.

Charges for the Guaranteed Minimum Withdrawal Benefit Rider Options

We charge you for expenses related to Guaranteed Withdrawal Advantage, Lifetime Income Plus, Lifetime Income Plus 2007, Lifetime Income Plus 2008 and Lifetime Income Plus Solution.

Each rider is a separate rider with a separate charge. You cannot purchase these riders together or in any combination. If you wish to elect Guaranteed Withdrawal Advantage, Lifetime Income Plus, Lifetime Income Plus 2007, Lifetime Income Plus 2008 or Lifetime Income Plus Solution, you must do so at the time of application.

LIFETIME INCOME PLUS SOLUTION

You may purchase Lifetime Income Plus Solution with or without the Principal Protection Death Benefit. We assess a charge for the guaranteed minimum withdrawal benefit provided by the rider. The charge for the guaranteed minimum withdrawal benefit is calculated quarterly as a percentage of the benefit base, as defined and determined under the rider, and deducted quarterly from the Contract Value. On the Contract Date, the benefit base equals the initial premium payment. The benefit base will change and may be higher than the Contract Value on any given day.

If you purchase Lifetime Income Plus Solution with the Principal Protection Death Benefit, then you will be assessed a charge for the Principal Protection Death Benefit that is in addition to the charge for the guaranteed minimum withdrawal benefit under the rider. The charge for the Principal Protection Death Benefit is calculated quarterly as a percentage of the value of the Principal Protection Death Benefit, as defined and determined under the rider, and deducted quarterly from the Contract Value. On the Contract Date, the value of the Principal Protection Death Benefit equals your initial premium payment. The charge for the Principal Protection Death Benefit is higher if any Annuitant is age 71 or older at the time of application.

If you reset your benefits under the rider, we will reset the charges for the rider, which may be higher than your previous charges.

For contracts issued with Lifetime Income Plus Solution ON OR AFTER JANUARY 5, 2009, we currently assess the following charges for the rider, calculated and deducted as described above:


Lifetime Income Plus Solution without the Principal Protection Death
 Benefit

   Single or Joint Annuitant Contract         0.95% of benefit base
------------------------------------------------------------------------------

Lifetime Income Plus Solution with the Principal Protection Death Benefit --
 Annuitant Age 45-70

   Single or Joint Annuitant Contract         0.95% of benefit base PLUS
                                              0.20% of value of Principal
                                              Protection Death Benefit
------------------------------------------------------------------------------

Lifetime Income Plus Solution with the Principal Protection Death Benefit --
 Annuitant Age 71-85

   Single or Joint Annuitant Contract         0.95% of benefit base PLUS
                                              0.50% of value of Principal
                                              Protection Death Benefit
------------------------------------------------------------------------------

For contracts issued with Lifetime Income Plus Solution BEFORE JANUARY 5, 2009, we currently assess the following charges for the rider, calculated and deducted as described above:


Lifetime Income Plus Solution without the Principal Protection Death
 Benefit

   Single or Joint Annuitant Contract         0.85% of benefit base
------------------------------------------------------------------------------

Lifetime Income Plus Solution with the Principal Protection Death Benefit --
 Annuitant Age 45-70

   Single or Joint Annuitant Contract         0.85% of benefit base PLUS
                                              0.15% of value of Principal
                                              Protection Death Benefit
------------------------------------------------------------------------------

Lifetime Income Plus Solution with the Principal Protection Death Benefit --
 Annuitant Age 71-85

   Single or Joint Annuitant Contract         0.85% of benefit base PLUS
                                              0.40% of value of Principal
                                              Protection Death Benefit
------------------------------------------------------------------------------

The charges for Lifetime Income Plus Solution without the Principal Protection Death Benefit will never exceed 2.00% of benefit base. The charges for Lifetime Income Plus Solution with the Principal Protection Death Benefit will never exceed 2.00% of benefit base PLUS 0.50% of the value of the Principal Protection Death Benefit.

On the day the rider and/or the contract terminates, the charges for this rider will be calculated, pro rata, and deducted.

Lifetime Income Plus Solution and the Principal Protection Death Benefit may not be available in all states or markets. We reserve the right to discontinue offering Lifetime Income Plus Solution and/or the Principal Protection Death Benefit at any time and for any reason.

LIFETIME INCOME PLUS 2008

You may purchase Lifetime Income Plus 2008 with or without the Principal Protection Death Benefit. We assess a charge for the guaranteed minimum withdrawal benefit provided by the rider. The charge for the guaranteed minimum withdrawal benefit is calculated quarterly as a percentage of the benefit base, as defined and determined under the rider, and deducted quarterly from the Contract Value. On the Contract Date, the benefit base equals the initial premium payment. The benefit base will change and may be higher than the Contract Value on any given day.

If you purchase Lifetime Income Plus 2008 with the Principal Protection Death Benefit, then you will be assessed a charge for the Principal Protection Death Benefit that is in addition to the charge for the guaranteed minimum withdrawal benefit under the rider. The charge for the Principal Protection Death Benefit is calculated quarterly as a percentage of the value of the

Principal Protection Death Benefit, as defined and determined under the rider, and deducted quarterly from the Contract Value. On the Contract Date, the value of the Principal Protection Death Benefit equals the initial premium payment. The charge for the Principal Protection Death Benefit is higher if any Annuitant is age 71 or older at the time of application.

We also apply different charges for the rider for a contract that is a single Annuitant contract and a contract that is a Joint Annuitant contract. Once a contract is a Joint Annuitant contract and the Joint Annuitant rider charge is applied, the Joint Annuitant rider charge will continue while the rider is in effect. If a spouse is added as Joint Annuitant after the contract is issued, new charges may apply. These new charges may be higher than the charges previously applicable to your contract.

If you reset your benefits under the rider, we will reset the charges for the rider, which may be higher than your previous charges.

We currently assess the following charges for the rider, calculated and deducted as described above:


Lifetime Income Plus 2008 without the Principal Protection Death Benefit

   Single Annuitant Contract           0.75% of benefit base
--------------------------------------------------------------------------
   Joint Annuitant Contract            0.85% of benefit base
--------------------------------------------------------------------------

Lifetime Income Plus 2008 with the Principal Protection Death Benefit --
 Annuitant Age 45-70

   Single Annuitant Contract           0.75% of benefit base PLUS
                                       0.15% of value of Principal
                                       Protection Death Benefit
--------------------------------------------------------------------------
   Joint Annuitant Contract            0.85% of benefit base PLUS
                                       0.15% of value of Principal
                                       Protection Death Benefit
--------------------------------------------------------------------------

Lifetime Income Plus 2008 with the Principal Protection Death Benefit --
 Annuitant Age 71-85

   Single Annuitant Contract           0.75% of benefit base PLUS
                                       0.40% of value of Principal
                                       Protection Death Benefit
--------------------------------------------------------------------------
   Joint Annuitant Contract            0.85% of benefit base PLUS
                                       0.40% of value of Principal
                                       Protection Death Benefit
--------------------------------------------------------------------------

The charges for Lifetime Income Plus 2008 without the Principal Protection Death Benefit will never exceed 2.00% of benefit base. The charges for Lifetime Income Plus 2008 with the Principal Protection Death Benefit will never exceed 2.00% of benefit base PLUS 0.50% of the value of the Principal Protection Death Benefit.

On the day the rider and/or the contract terminates, the charges for this rider will be calculated, pro rata, and deducted.

Lifetime Income Plus 2008 and the Principal Protection Death Benefit may not be available in all states and markets. We reserve the right to discontinue offering Lifetime Income Plus 2008 and/or the Principal Protection Death Benefit at any time and for any reason.

LIFETIME INCOME PLUS 2007

We assess a charge for Lifetime Income Plus 2007 currently equal to an annualized rate of 0.75% of the daily net assets of the Separate Account for single Annuitant contracts and 0.85% of the daily net assets of the Separate Account for Joint Annuitant contracts. Once a contract is a Joint Annuitant contract, and the Joint Annuitant rider charge is applied, the Joint Annuitant rider charge will continue while the rider is in effect.

The deduction for the rider charge from the Separate Account is reflected in your Contract Value. The charge for this rider continues even if you do not allocate assets in accordance with the prescribed Investment Strategy and the benefits you are eligible to receive are reduced. If you reset your benefit and allocate assets in accordance with the prescribed Investment Strategy available at that time, we will reset the charge for the rider, which may be higher than your previous charge, but will never exceed an annualized rate of 2.00% of your daily net assets in the Separate Account.

Lifetime Income Plus 2007 is not available for contracts issued on or after September 8, 2008.

LIFETIME INCOME PLUS

For contracts issued on or after the later of October 7, 2005 or the date on which state insurance authorities approve applicable contract modifications, but prior to May 1, 2006 or the date on which state insurance authorities approve applicable contract modifications, we assess a charge for Lifetime Income Plus currently equal to an annualized rate of 0.60% of the daily net assets of the Separate Account. For contracts issued on or after the later of May 1, 2006 or the date on which state insurance authorities approve applicable contract modifications, we assess a charge for Lifetime Income Plus currently equal to an annualized rate of 0.60% of the daily net assets of the Separate Account for single Annuitant contracts and 0.75% of the daily net assets of the Separate Account for Joint Annuitant contracts. Once a contract is a Joint Annuitant contract, and the Joint Annuitant rider charge is applied, the Joint Annuitant rider charge will continue while the rider is in effect.

The deduction for the rider charge from the Separate Account is reflected in your Contract Value. The charge for this rider continues even if you do not allocate assets in accordance with the prescribed Investment Strategy and the benefits you are eligible to receive are reduced. If you reset your benefit and allocate assets in accordance with the prescribed Investment Strategy available at that time, we will reset the charge for the rider, which may be higher than your previous charge, but will never exceed an annualized rate of 2.00% of your daily net assets in the Separate Account.

Lifetime Income Plus is not available for contracts issued on or after May 1, 2008.

GUARANTEED WITHDRAWAL ADVANTAGE

We assess a charge for Guaranteed Withdrawal Advantage equal to an annualized rate of 0.50% of the daily net assets of the Separate Account. The deduction from the Separate Account is reflected in your Contract Value. The charge for this rider continues even if you do not allocate assets in accordance with the prescribed Investment Strategy and the benefits you are eligible to receive are reduced. If you reset your benefit and allocate assets in accordance with the prescribed Investment Strategy available at that time, we will reset the charge for the rider, which may be higher than your previous charge, but will never exceed an annualized rate of 1.00% of your daily net assets in the Separate Account.

Guaranteed Withdrawal Advantage is not available for contracts issued on or after May 1, 2007.

Charges for the Payment Protection Rider Options

We charge you for expenses related to Principal Protection Advantage and Payment Optimizer Plus. Each rider is a separate rider with a separate charge. You cannot purchase both riders together. If you wish to elect either Principal Protection Advantage or Payment Optimizer Plus, you must do so at the time of application.

PRINCIPAL PROTECTION ADVANTAGE

We assess a charge for Principal Protection Advantage currently equal to an annualized rate of 0.40% of the daily net assets of the Separate Account. The deduction for the rider charge from the Separate Account is reflected in your Contract Value and the value of your Annuity Units. The charge for this rider continues even if you do not allocate assets in accordance with the prescribed Investment Strategy and the benefits you are eligible to receive are reduced. If you reset your benefit and allocate assets in accordance with the prescribed Investment Strategy available at that time, we will reset the charge for the rider, which may be higher than your previous charge, but will never exceed an annual rate of 1.00%.

Principal Protection Advantage is not available for contracts issued on or after May 1, 2007.

PAYMENT OPTIMIZER PLUS

We assess a charge for Payment Optimizer Plus currently equal to an annualized rate of 0.50% of the daily net assets of the Separate Account for single Annuitant contracts and 0.65% of the daily net assets of the Separate Account for Joint Annuitant contracts. Once a contract is a Joint Annuitant contract, and the Joint Annuitant rider charge is applied, the Joint Annuitant rider charge will continue while the rider is in effect.

The deduction for the rider charge from the Separate Account is reflected in your Contract Value and the value of your Annuity Units. The charge for this rider continues even if you do not allocate assets in accordance with the prescribed Investment Strategy and the benefits you are eligible to receive are reduced. If you reset your benefit and allocate assets in accordance with the prescribed Investment Strategy available at that time, we will reset the charge for the rider, which may be higher than your previous charge, but will never exceed an annual rate of 1.25%.

If you purchase Payment Optimizer Plus, after the Maturity Date you may request to terminate your contract and the rider and (assuming the right to cancel period has ended) receive the commuted value of your income payments in a lump sum (the "commutation value").

Payment Optimizer Plus is not available for contracts issued after October 17, 2008.

CHARGES FOR THE DEATH BENEFIT RIDER OPTIONS

FOR CONTRACTS ISSUED ON OR AFTER THE LATER OF MAY 1, 2003, OR THE DATE ON WHICH STATE INSURANCE AUTHORITIES APPROVE THE APPLICABLE CONTRACT MODIFICATIONS, THE FOLLOWING PROVISIONS APPLY:

Charge for the Annual Step-Up Death Benefit Rider Option

We charge you for expenses related to the Annual Step-Up Death Benefit Rider Option if you elect this option at the time of application. The Annual Step-Up Death Benefit Rider Option may not be elected if any Annuitant is 85 or older. We deduct this charge against your assets in the Separate Account at each contract anniversary and at surrender to compensate us for the increased risks and expenses associated with providing this death benefit rider. We will allocate the charge for the Annual Step-Up Death Benefit Rider Option among the Subaccounts in the same proportion that your assets in each Subaccount bear to your total assets in the Separate Account at the time we take the charge. At surrender, we will charge you a pro-rata portion of the annual charge. The charge for the Annual Step-Up Death Benefit Rider Option is an annual rate of 0.20% of your Contract Value at the time of the deduction.

Charge for the 5% Rollup Death Benefit Rider Option

We charge you for expenses related to the 5% Rollup Death Benefit Rider Option if you elect this option at the time of application. We deduct this charge against your assets in the Separate Account at each contract anniversary and at surrender to compensate us for the increased risks and expenses associated with providing this death benefit rider. We will allocate the charge for the 5% Rollup Death Benefit Rider Option among the Subaccounts in the same proportion that your assets in each Subaccount bear to your total assets in the Separate Account at the time we take the charge. At surrender, we will charge you a pro-rata portion of the annual charge. The charge for the 5% Rollup Death Benefit Rider Option is an annual rate of 0.30% of your Contract Value at the time of the deduction. The 5% Rollup Death Benefit Option is not available for contracts issued on or after September 2, 2003 as a Funding Annuity under the Annuity Cross Funding Program.

Charge for the Earnings Protector Death Benefit Rider Option

We charge you for expenses related to the Earnings Protector Death Benefit Rider Option if you elect this rider at the time of application. We deduct this charge against your assets in the Separate Account on each contract anniversary and at surrender to compensate us for the increased risks and expenses associated with providing this death benefit rider. We will allocate the charge for the Earnings Protector Death Benefit Rider Option among the Subaccounts in the same proportion that your assets in each Subaccount bear to your total assets in the Separate Account at the time we take the charge. At surrender we will charge you a pro-rata portion of the annual charge. The charge for the Earnings Protector Death Benefit Rider Option is 0.30% of your Contract Value at the time of the deduction.

Charge for the Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death Benefit Rider Option

We charge you for expenses related to the Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death Benefit Rider Option if you elect this rider at the time of application. We deduct this charge against your assets in the Separate Account at each contract anniversary and at surrender to compensate us for the increased risks and expenses associated with providing this death benefit rider. We will allocate the charge for the Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death Benefit Rider option among the Subaccounts in the same proportion that your assets in each Subaccount bear to your total assets in the Separate Account at the time we take the charge. At surrender, we will charge you a pro-rata portion of the annual charge. The charge for the Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death Benefit Rider Option is an annual rate of 0.70% of your Contract Value at the time of the deduction. The Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death Benefit Rider Option is not available for contracts issued on or after September 2, 2003 as a Funding Annuity under the Annuity Cross Funding Program.

FOR CONTRACTS ISSUED PRIOR TO MAY 1, 2003, OR PRIOR TO THE DATE ON WHICH STATE INSURANCE AUTHORITIES APPROVE APPLICABLE CONTRACT MODIFICATIONS, THE FOLLOWING PROVISION APPLIES:

Charge for Optional Enhanced Death Benefit

We charge you for expenses related to the Optional Enhanced Death Benefit. At the beginning of each contract year after the first Contract Year, we deduct a charge against the average of:

   (1) your Contract Value at the beginning of the previous contract year; and

   (2) your Contract Value at the end of the previous contract year.

At surrender, a charge is made against the average of:

   (1) your Contract Value at the beginning of the current contract year; and

   (2) your Contract Value at surrender.

The charge at surrender will be a pro rata portion of the annual charge.

We currently charge an annual rate of 0.20% of the average of your Contract Value as described above. However, we guarantee that this charge will never exceed an annual rate of 0.35% of your average prior contract year's Contract Value, as described above. (The rate that applies to your contract will be fixed at issue.) We will allocate the annual charge among the Subaccounts in the same proportion that your assets in each Subaccount bear to your total value in all Subaccounts at the time we take the charge. If there are insufficient assets in the Subaccounts to cover the charge, we will deduct the charge first from your assets in the Subaccounts, if any, and then from the

Guarantee Account (if available). Deductions from the Guarantee Account will be taken first from the amounts (including any interest earned) that have been in the Guarantee Account for the longest period of time.

THE FOLLOWING PROVISIONS APPLY TO ALL CONTRACTS:

OTHER CHARGES

Annual Contract Maintenance Charge

We will deduct an annual contract maintenance charge of $25 from your Contract Value to compensate us for certain administrative expenses incurred in connection with the contract. We will deduct the charge at each contract anniversary and at full surrender. We will waive this charge if your Contract Value at the time of deduction is $25,000 or more.

We will allocate the annual contract maintenance charge among the Subaccounts in the same proportion that your assets in each Subaccount bear to your total assets in the Separate Account at the time the charge is taken. If the Guarantee Account is available, and there are insufficient assets allocated to the Separate Account, we will deduct any remaining portion of the charge from the Guarantee Account proportionally from all assets in the Guarantee Account.

Deductions for Premium Taxes

We will deduct charges for any premium tax or other tax levied by any governmental entity from premium payments or Contract Value when the premium tax is incurred or when we pay proceeds under the contract (proceeds include surrenders, partial surrenders, income payments and death benefit payments).

The applicable premium tax rates that states and other governmental entities impose on the purchase of an annuity are subject to change by legislation, by administrative interpretation or by judicial action. These premium taxes generally depend upon the law of your state of residence. The tax generally ranges from 0.0% to 3.5%.

Portfolio Charges

Each Portfolio incurs certain fees and expenses. These include management fees and other expenses associated with the daily operation of each Portfolio, as well as Rule 12b-1 fees and/or service share fees, if applicable. To pay for these expenses, the Portfolio makes deductions from its assets. A Portfolio may also impose a redemption charge on Subaccount assets that are redeemed from the Portfolio. Portfolio expenses, including any redemption charges, are more fully described in the prospectus for each Portfolio. Portfolio expenses are the responsibility of the Portfolio or Fund. They are not fixed or specified under the terms of the contract and are not the responsibility of the Company.

Transfer Charges

We reserve the right to impose a charge of up to $10 per transfer. This charge represents the costs we incur for effecting any such transfer. We will not realize a profit from imposing this charge.

THE CONTRACT

The contract is an individual flexible premium variable deferred annuity contract. We describe your rights and benefits below and in the contract. There may be differences in your contract (such as differences in fees, charges and benefits) because of requirements of the state where we issued your contract. We will include any such differences in your contract.

PURCHASE OF THE CONTRACT

If you wish to purchase a contract, you must apply for it through an authorized sales representative. The sales representative will send your completed application to us, and we will decide whether to accept or reject it. If we accept your application, our legally authorized officers prepare and execute a contract. We then send the contract to you either directly or through your sales representative. See the "Sale of the Contracts" provision of this prospectus.

If we receive a completed application and all other information necessary for processing a purchase order, we will apply your initial premium payment no later than two Valuation Days after we receive the order. While attempting to finish an incomplete application, we may hold the initial premium payment for no more than five Valuation Days. If the incomplete application cannot be completed within five days, we will inform you of the reasons, and will return your premium payment immediately, unless you specifically authorize us to keep it until the application is complete. Once you complete your application, we must apply the initial premium payment within two Valuation Days. We apply any additional premium payments you make on the Valuation Day we receive them at our Home Office.

There may be delays in our receipt of an application that are outside of our control (for example, because of the failure of the selling broker-dealer or authorized sales representative to forward the application to us promptly). Any such delays will affect when your contract can be issued and your premium payment applied.

To apply for a contract, you must be of legal age in a state where we may lawfully sell the contracts and, if part of a plan, you must also be eligible to participate in any of the qualified or non-qualified retirement plans for which we designed the contracts. The Annuitant(s) cannot be older than age 85 at the time of application, unless we approve a different age. Various firms and financial institutions that sell our products have their own guidelines on when certain products are suitable and may impose issue age restrictions that are younger than those stated in our contracts and/or riders. We neither influence, nor agree or disagree with the age restrictions imposed by firms and financial institutions.

This contract may be used with certain tax qualified retirement plans. The contract includes attributes such as tax deferral on accumulated earnings. Qualified retirement plans provide their own tax deferral benefit; the purchase of this contract does not provide additional tax deferral benefits beyond those provided in the qualified retirement plan. Accordingly, if you are purchasing this contract as a Qualified Contract, you should consider purchasing this contract for its death benefit, income benefits, and other non-tax-related benefits. Please consult a tax adviser for information specific to your circumstances in order to determine whether this contract is an appropriate investment for you.

PURCHASING THE CONTRACT THROUGH A TAX-FREE "SECTION 1035" EXCHANGE. Section 1035 of the Code generally permits you to exchange one annuity contract for another in a "tax-free exchange." Therefore, you can use the proceeds from another annuity contract to make premium payments for this contract. Before making an exchange to acquire this contract, you should carefully compare this contract to your current contract. You may have to pay a surrender charge under your current contract to exchange it for this contract. The fees and charges under this contract may be higher (or lower), and the benefits may be different, than those of your current contract. In addition, you may have to pay federal income and penalty taxes on the exchange if it does not qualify for
Section 1035 treatment. You should not exchange another contract for this contract unless you determine, after evaluating all of the facts, that the exchange is in your best interest. Please note that the person who sells you this contract generally will earn a commission on the sale.

OWNERSHIP

As owner, you have all rights under the contract, subject to the rights of any irrevocable beneficiary. Two persons may apply as joint owners for a Non-Qualified Contract. A joint owner may not be named for a Qualified Contract. Joint owners have equal undivided interests in their contract. That means that each may exercise any ownership rights on behalf of the other, except ownership changes. Joint owners also have the right of survivorship. This means if a joint owner dies, his or her interest in the contract passes to the surviving owner. You must have our approval to add a joint owner after we issue the contract. We may require additional information, if joint ownership is requested after the contract is issued.

Subject to certain restrictions imposed by electable rider options and as otherwise stated below, before the Maturity Date, you may change:

  . your Maturity Date (your Maturity Date must be a date at least 12 months from the date the contract is issued);

  .  your Optional Payment Plan;

  . the allocation of your investments among the Subaccounts and/or the Guarantee Account, if available (subject to certain restrictions listed in your contract as in the "Transfers" provision); and

  . the owner, joint owner, primary beneficiary, contingent beneficiary (unless the primary beneficiary or contingent beneficiary is named as an irrevocable beneficiary), and contingent Annuitant upon written notice to our Home Office, provided the Annuitant is living at the time of the request. If you change a beneficiary, your plan selection will no longer be in effect unless you request that it continue. In addition, during the Annuitant's life, you can change any non-natural owner to another non-natural owner. Changing the owner or joint owner may have tax consequences and you should consult a tax adviser before doing so.

Neither the Annuitant nor the Joint Annuitant can be changed.

We must receive your request for a change at our Home Office and in a form satisfactory to us. The change will take effect as of the date you sign the request. The change will be subject to any payment made before we recorded the change. Please note that if you elect Guaranteed Income Advantage at the time of application, you may not change your scheduled income start date or your Optional Payment Plan. In addition, withdrawals and/or transfers from the GIS Subaccount(s) will lower your guaranteed income floor and cause you to lose your right to continue to make scheduled transfers into the segment from which the withdrawal and/or transfer was made. If you elect one of the Payment Protection Rider Options or one of the Guaranteed Minimum Withdrawal Benefit Rider Options (except for Lifetime Income Plus 2008 and Lifetime Income Plus Solution) at the time of application, the benefits you receive under such rider may be reduced if your assets are not allocated in accordance with the Investment Strategy prescribed by your rider. Contract owners that own Lifetime Income Plus

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2008 or Lifetime Income Plus Solution must always allocate assets in accordance with the Investment Strategy. If you elect the Principal Protection Advantage, you may change the Income Start Date as long as the new Income Start Date occurs on a contract anniversary at least 36 months after the latest reset date of the benefit base or 36 months after the date we receive your last premium payment. You may not however, change the Optional Payment Plan once elected at the time of application.

ASSIGNMENT

An owner of a Non-Qualified Contract may assign some or all of his or her rights under the contract with our consent. However, an assignment may terminate certain death benefits provided by rider option. An assignment must occur before any income payments begin and while the Annuitant is still living. Once proper notice of the assignment is recorded by our Home Office, the assignment will become effective as of the date the written request was signed.

Qualified Contracts, IRAs and Tax Sheltered Annuity Contracts may not be assigned, pledged or otherwise transferred except where allowed by law.

If you elect one of the Payment Protection Rider Options or one of the Guaranteed Minimum Withdrawal Benefit Rider Options, our Home Office must approve any assignment, unless such assignment was made pursuant to a court order.

Guaranteed Income Advantage will terminate upon assignment of the contract unless such assignment is a result of legal process. Upon termination of Guaranteed Income Advantage, all assets in the GIS Subaccount(s) will be transferred to the GE Investments Funds, Inc. -- Money Market Fund as of the Valuation Day the assignment is received. (If the assignment is received on a non-Valuation Day, the assets will be transferred on the next Valuation Day.)

We are not responsible for the validity or tax consequences of any assignment. We are not liable for any payment or settlement made before the assignment is recorded. Assignments will not be recorded until our Home Office receives sufficient direction from the owner and the assignee regarding the proper allocation of contract rights.

Amounts pledged or assigned will be treated as distributions and will be included in gross income to the extent that the Contract Value exceeds the investment in the contract for the taxable year in which it was pledged or assigned.

Assignment of the entire Contract Value may cause the portion of the contract exceeding the total investment in the contract and previously taxed amounts to be included in gross income for federal income tax purposes each year that the assignment is in effect.

Amounts assigned may be subject to an IRS tax penalty equal to 10% of the amount included in gross income.

PREMIUM PAYMENTS

You may make premium payments to us at any frequency and in the amount you select, subject to certain restrictions, including restrictions that may be imposed by terms of elected riders. You must obtain our prior approval before you make total premium payments for an Annuitant age 79 or younger that exceed $2,000,000 in the aggregate in any variable annuity contracts issued by the Company or any of its affiliates. If any Annuitant is age 80 or older at the time of payment, the total amount not subject to prior approval is $1,000,000 in the aggregate in any variable annuity contracts issued by the Company or any of its affiliates. Premium payments may be made at any time prior the Maturity Date, the surrender of the contract, or the death of the owner (or joint owner, if applicable), whichever comes first. We reserve the right to refuse to accept a premium payment for any lawful reason and in a manner that does not unfairly discriminate against similarly situated purchasers.

The minimum initial premium payment is $25,000. We may accept a lower initial premium payment in the case of certain group sales. Each additional premium payment must be at least $1,000 for Non-Qualified Contracts ($200 if paid by electronic fund transfers), $50 for IRA contracts, and $100 for other Qualified Contracts. If a Non-Qualified Contract is being used to fund another deferred annuity as a Funding Annuity pursuant to an approved Annuity Cross Funding Program, the minimum additional premium payment is $100. See the "Annuity Cross Funding Program" provision of this prospectus.

VALUATION DAY AND VALUATION PERIOD

We will value Accumulation and Annuity Units once daily at the close of regular trading (currently 4:00 p.m. Eastern Time) on each day the New York Stock Exchange is open except for days on which a Portfolio does not value its shares. If a Valuation Period contains more than one day, the unit values will be the same for each day in the Valuation Period.

ALLOCATION OF PREMIUM PAYMENTS

We place premium payments into the Subaccounts, each of which invests in shares of a corresponding Portfolio and/or the Guarantee Account (if available), according to your instructions. You may allocate premium payments to the Subaccounts PLUS the Guarantee Account (if available) at any one time. If you have elected Guaranteed Income Advantage, you may not allocate premium payments directly to the GIS

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Subaccount(s); such allocations to the GIS Subaccount(s) must be made by scheduled transfers pursuant to pro rata scheduled transfers from all other Subaccounts in which you have assets.

If you have elected one of the Payment Protection Rider Options or one of the Guaranteed Minimum Withdrawal Benefit Rider Options (except for Lifetime Income Plus 2008 and Lifetime Income Plus Solution), you must allocate all premium payments in accordance with the Investment Strategy prescribed by the rider in order to obtain the full benefit of the rider. The benefits you receive under the rider may be reduced if your premium payments are not allocated in accordance with the Investment Strategy. Contract owners that own Lifetime Income Plus 2008 or Lifetime Income Plus Solution must always allocate assets in accordance with the Investment Strategy. See the "Surrenders and Partial Surrenders -- Guaranteed Minimum Withdrawal Benefit Rider Options" and "Income Payments -- Payment Protection Rider Options" provisions of this prospectus. The percentage of any premium payment that you can put into any one Subaccount or guarantee period must equal a whole percentage and cannot be less than $100.

Upon allocation to the appropriate Subaccounts, we convert premium payments into Accumulation Units. We determine the number of Accumulation Units credited by dividing the amount allocated to each Subaccount by the value of an Accumulation Unit for that Subaccount on the Valuation Day on which we receive any additional premium payment at our Home Office. The number of Accumulation Units determined in this way is not changed by any subsequent change in the value of an Accumulation Unit. However, the dollar value of an Accumulation Unit will vary depending not only upon how well the Portfolio's investments perform, but also upon the expenses of the Separate Account and the Portfolios.

You may change the allocation of subsequent premium payments at any time, without charge, by sending us acceptable notice in writing or over the phone. The new allocation will apply to any premium payments made after we receive notice of the change at our Home Office.

VALUATION OF ACCUMULATION UNITS

Partial surrenders, surrenders and/or payment of a death benefit all result in the cancellation of an appropriate number of Accumulation Units. We cancel Accumulation Units as of the end of the Valuation Period in which we receive notice or instructions with regard to the partial surrender, surrender or payment of a death benefit. The Accumulation Unit value at the end of every Valuation Day equals the Accumulation Unit value at the end of the preceding Valuation Day multiplied by the net investment factor (described below). We arbitrarily set the Accumulation Unit value at the inception of the Subaccount at $10. On any Valuation Day, we determine your Subaccount value by multiplying the number of Accumulation Units attributable to your contract by the Accumulation Unit value for that day.

The net investment factor is an index used to measure the investment performance of a Subaccount from one Valuation Period to the next. The net investment factor for any Subaccount for any Valuation Period reflects the change in the net asset value per share of the Portfolio held in the Subaccount from one Valuation Period to the next, adjusted for the daily deduction of the administrative expense charges, any applicable optional rider charges (but not any optional death benefit rider charges), and mortality and expense risk charges from assets in the Subaccount. The charges for Lifetime Income Plus 2008, Lifetime Income Plus Solution and the Death Benefit Rider Options, however, are deducted from your Contract Value. If any "ex-dividend" date occurs during the Valuation Period, we take into account the per share amount of any dividend or capital gain distribution so that the unit value is not impacted. Also, if we need to reserve money for taxes, we take into account a per share charge or credit for any taxes reserved for which we determine to have resulted from the operations of the Subaccount.

The value of an Accumulation Unit may increase or decrease based on the net investment factor. Changes in the net investment factor may not be directly proportional to changes in the net asset value of the Portfolio because of the deduction of Separate Account charges. Though the number of Accumulation Units will not change as a result of investment experience, the value of an Accumulation Unit may increase or decrease from Valuation Period to Valuation Period. See the Statement of Additional Information for more details.

TRANSFERS

TRANSFERS BEFORE THE MATURITY DATE

All owners may transfer all or a portion of their assets between and among the Subaccounts of the Separate Account and if your contract was issued prior to May 1, 2003, the Guarantee Account, on any Valuation Day prior to the Maturity Date, subject to certain conditions imposed by the contract and as stated below. In addition, if you elect Guaranteed Income Advantage, once you make a transfer from a segment that corresponds to a GIS Subaccount, you may not make subsequent premium payments or transfers to that segment corresponding to that GIS Subaccount. If you elect one of the Payment Protection Rider Options or one of the Guaranteed Minimum Withdrawal Benefit Rider Options (except for

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Lifetime Income Plus 2008 and Lifetime Income Plus Solution), the benefits you receive under the rider may be reduced if, after a transfer, your assets are not allocated in accordance with the prescribed Investment Strategy. Contract owners that own Lifetime Income Plus 2008 or Lifetime Income Plus Solution must always allocate assets in accordance with the Investment Strategy. If the Guarantee Account is available, owners may not transfer assets in the Guarantee Account from one interest rate guarantee period to another interest rate guarantee period.

We process transfers among the Subaccounts and between the Subaccounts and the Guarantee Account as of the end of the Valuation Period that we receive the transfer request in good order at our Home Office. There may be limitations placed on multiple transfer requests made at different times during the same Valuation Period involving the same Subaccounts or the Guarantee Account. We may postpone transfers to, from or among the Subaccounts and/or the Guarantee Account under certain circumstances. See the "Requesting Payments" provision of this prospectus.

TRANSFERS FROM THE GUARANTEE ACCOUNT TO THE SUBACCOUNTS

Please remember that the Guarantee Account is only available to contracts issued prior to May 1, 2003. Where the Guarantee Account is available, we may limit and/or restrict transfers from the Guarantee Account to the Subaccounts. For any allocation from the Guarantee Account to the Subaccounts, the limited amount will not be less than any accrued interest on that allocation plus 25% of the original amount of that allocation. Unless you are participating in a Dollar Cost Averaging program (see the "Dollar Cost Averaging Program" provision) you may make such transfers only during the 30 day period beginning with the end of the preceding interest rate guarantee period applicable to that particular allocation. We also may limit the amount that you may transfer to the Subaccounts.

TRANSFERS FROM THE SUBACCOUNTS TO THE GUARANTEE ACCOUNT

We may also restrict certain transfers from the Subaccounts to the Guarantee Account (if available). We reserve the right to prohibit or limit transfers from a Subaccount to the Guarantee Account during the six-month period following the transfer of any amount from the Guarantee Account to any Subaccount.

TRANSFERS AMONG THE SUBACCOUNTS

All owners may submit 12 Subaccount transfers each calendar year by voice response, Internet, telephone, facsimile, U.S. Mail or overnight delivery service. Once such 12 Subaccount transfers have been executed, a letter will be sent notifying owners that they may submit additional transfers only in writing by U.S. Mail or by overnight delivery service. Transfer requests sent by same day mail, courier service, Internet, telephone or facsimile will not be accepted under any circumstances. Once we receive your mailed transfer request at our Home Office, such transfer cannot be cancelled. We also will not cancel transfer requests that have not yet been received, i.e., you may not call to cancel a transfer request sent by U.S. Mail or overnight delivery service. If you wish to change a transfer request sent by U.S. Mail or overnight delivery service, such change must also be sent in writing by U.S. Mail or by overnight delivery service. We will process that transfer request as of the Valuation Day the new transfer request is received at our Home Office.

Currently, we do not charge for transfers. However, we reserve the right to assess a charge of up to $10 for each transfer. The minimum transfer amount is $100 or the entire balance in the Subaccount or interest rate guarantee period if the transfer will leave a balance of less than $100.

We also reserve the right to not honor your transfer request if your transfer is a result of more than one trade involving the same Subaccount within a 30 day period. We will generally invoke this right when either the Portfolio(s) or we see a pattern of frequent transfers between the same Portfolios within a short period of time (i.e., transfers among the same Subaccounts occur within five to 15 days of each other).

In addition, we may not honor transfers made by third parties. See the "Transfers by Third Parties" provision of this prospectus.

If a transfer request is not processed, a letter will be sent notifying you that your transfer request was not honored. If we do not honor a transfer request, we will not count that request as a transfer for purposes of the 12 transfers allowed each calendar year as described in the previous paragraphs.

When thinking about a transfer of assets, you should consider the inherent risks involved. Frequent transfers based on short-term expectations may increase the risk that you will make a transfer at an inopportune time. Also, because certain restrictions on transfers are applied at the discretion of the Portfolios in which the Subaccount invests, it is possible that owners will be treated differently and there could be inequitable treatment among owners if a Portfolio does not apply equal treatment to all shareholders. See the "Special Note on Frequent Transfers" provision of this prospectus.

These restrictions will apply to all owners and their designated third party(ies), unless such transfer is being made pursuant to:

   (1) a Dollar Cost Averaging program;

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   (2) a Portfolio Rebalancing program;

   (3) the terms of an approved Fund substitution or Fund liquidation; or

   (4) a Portfolio's refusal to allow the purchase of shares, either on behalf of an individual owner or the entire Separate Account, in which case, the Portfolio's refusal to allow the purchase of shares will not be considered a transfer for calculation of the 12 transfers allowed per calendar year by voice response, Internet, telephone, facsimile, U.S. Mail or overnight delivery service.

In addition, the restrictions and charges listed above do not apply to any:

   (1) scheduled transfers made to the GIS Subaccount(s) pursuant to the terms of Guaranteed Income Advantage; or

   (2) transfers made among the Subaccounts pursuant to automatic rebalancing of assets made under the terms of one of the Payment Protection Rider Options or one of the Guaranteed Minimum Withdrawal Benefit Rider Options.

Sometimes, we will not honor transfer requests. We will not honor a transfer request if:

   (1) any Subaccount that would be affected by the transfer is unable to purchase or to redeem shares of the Portfolio in which the Subaccount invests; or

   (2) the transfer would adversely affect unit values.

The affected Portfolio(s) determine whether these items apply.

We will treat all owners equally with respect to transfer requests.

TELEPHONE/INTERNET TRANSACTIONS

All owners may make their first 12 transfers in any calendar year among the Subaccounts or between the Subaccounts and, if their contract was issued prior to May 1, 2003, the Guarantee Account, by calling or electronically contacting us. Transactions that can be conducted over the telephone and Internet include, but are not limited to:

   (1) the first 12 transfers of assets among the Subaccounts or between the Subaccounts and the Guarantee Account in any calendar year (this includes any changes in premium payment allocations when such changes include a transfer of assets);

   (2) Dollar Cost Averaging; and

   (3) Portfolio Rebalancing.

We employ reasonable procedures to confirm that instructions we receive are genuine. Such procedures may include, but are not limited to:

   (1) requiring you or a third party to provide some form of personal identification before we act on the telephone/Internet instructions;

   (2) confirming the telephone/Internet transaction in writing to you or a third party you authorized; and/or

   (3) tape recording telephone instructions or retaining a record of your electronic request.

We reserve the right to limit or prohibit telephone and Internet transactions.

We will delay making a payment or processing a transfer request if:

   (1) the disposal or valuation of the Separate Account's assets is not reasonably practicable because the New York Stock Exchange is closed;

   (2) on nationally recognized holidays, trading is restricted by the New York Stock Exchange;

   (3) an emergency exists making the disposal or valuation of securities held in the Separate Account impracticable; or

   (4) the SEC by order permits postponement to protect our owners.

Rules and regulations of the SEC will govern as to when the conditions described in (3) and (4) above exist. If we are closed on days when the New York Stock Exchange is open, Contract Value may be affected since owners will not have access to their account.

CONFIRMATION OF TRANSACTIONS

We will not be liable for following instructions that we reasonably determine to be genuine. We will send you a confirmation of any transfer we process. You are responsible for verifying transfer confirmations and notifying us of any errors within 30 days of receiving the confirmation statement.

SPECIAL NOTE ON RELIABILITY

Please note that the Internet or our telephone system may not always be available. Any computer or telephone system, whether it is ours, yours, your Internet service provider's, or your registered representative's, can experience unscheduled outages or slowdowns for a variety of reasons. These outages or

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slowdowns may delay or prevent our processing your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you can make your transaction request by writing our Home Office.

TRANSFERS BY THIRD PARTIES

As a general rule and as a convenience to you, we allow you to give third parties the right to conduct transfers on your behalf. However, when the same third party possesses this ability on behalf of many owners, the result can be simultaneous transfers involving large amounts of assets. Such transfers can disrupt the orderly management of the Portfolios underlying the contract, can result in higher costs to owners, and are generally not compatible with the long-range goals of owners. We believe that such simultaneous transfers effected by such third parties are not in the best interests of all beneficial shareholders of the Portfolios, and the management of the Portfolios share this position.

We have procedures to assure that the transfer requests that we receive have, in fact, been made by the owners in whose names they are submitted.

Consequently, we may refuse transfers made by third parties on behalf of an owner in a number of circumstances, which include but are not limited to:

   (1) transfers made on behalf of many owners by one third party (or several third parties who belong to the same firm) where the transfer involves the same Subaccounts and large amounts of assets;

   (2) when we have not received adequate authorization from the owner allowing a third party to make transfers on his or her behalf; and

   (3) when we believe, under all facts and circumstances received, that the owner or his or her authorized agent is not making the transfer.

We require documentation to provide sufficient proof that the third party making the trade is in fact duly authorized by the owner. This information includes, but is not limited to:

   (1) documentation signed by the owner or a court authorizing a third party to act on the owner's behalf;

   (2) passwords and encrypted information;

   (3) additional owner verification when appropriate; and

   (4) recorded conversations.

We will not be held liable for refusing a transfer made by a third party when we have a reasonable basis for believing such third party is not authorized to make a transfer on the owner's behalf or we have a reasonable basis for believing the third party is acting in a fraudulent manner.

SPECIAL NOTE ON FREQUENT TRANSFERS

The Separate Account does not accommodate frequent transfers of Contract Value among Subaccounts. When owners or someone on their behalf submit requests to transfer all or a portion of their assets between Subaccounts, the requests result in the purchase and redemption of shares of the Portfolios in which the Subaccounts invest. Frequent Subaccount transfers, therefore, cause corresponding frequent purchases and redemptions of shares of the Portfolios.

Frequent purchases and redemptions of shares of the Portfolios can dilute the value of a Portfolio's shares, disrupt the management of the Portfolio's investment portfolio, and increase brokerage and administrative costs. Accordingly, when an owner or someone on their behalf engages in frequent Subaccount transfers, other owners and persons with rights under the contracts (such as the beneficiaries) may be harmed.

The Separate Account discourages frequent transfers, purchases and redemptions. To discourage frequent Subaccount transfers, we adopted the policy described in the "Transfers Among the Subaccounts" section. This policy requires owners who request more than 12 Subaccount transfers in a calendar year to submit such requests in writing by U.S. Mail or by overnight delivery service (the "U.S. Mail requirement"). The U.S. Mail requirement creates a delay of at least one day between the time transfer decisions are made and the time such transfers are processed. This delay is intended to discourage frequent Subaccount transfers by limiting the effectiveness of abusive "market timing" strategies (in particular, "time-zone" arbitrage) that rely on "same-day" processing of transfer requests.

In addition, we will not honor transfer requests if any Subaccount that would be affected by the transfer is unable to purchase or redeem shares of the Portfolio in which the Subaccount invests or if the transfer would adversely affect Accumulation Unit values. Whether these restrictions apply is determined by the affected Portfolio(s), and although we apply the restrictions uniformly when we receive information from the Portfolio(s), we cannot guarantee that the Portfolio(s) will apply their policies and procedures in a uniform basis.

There can be no assurance that the U.S. Mail requirement will be effective in limiting frequent Subaccount transfers or that we can prevent all frequent Subaccount transfer activity that may adversely affect owners, other persons with material rights under the contracts, or Portfolio shareholders generally. For instance, imposing the U.S. Mail requirement

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after 12 Subaccount transfers may not be restrictive enough to deter owners seeking to engage in abusing market timing strategies.

We may revise our frequent Subaccount transfer policy and related procedures, at our sole discretion, at any time and without prior notice, as we deem necessary or appropriate to better detect and deter frequent transfer activity that may adversely affect owners, other persons with material rights under the contracts, or Portfolio shareholders generally, to comply with state or federal regulatory requirements, or to impose additional or alternative restrictions on owners engaging in frequent Subaccount transfers. For example, we may invoke our right to refuse transfers if the transfer involves the same Subaccount within a 30 day period and/or we may change our procedures to monitor for a different number of transfers within a specified time period or to impose a minimum time period between each transfer.

There are inherent risks that changing our policies and procedures in the future may not be effective in limiting frequent Subaccount transfers. We will not implement any policy and procedure at the contract level that discriminates among owners; however, we may be compelled to adopt policies and procedures adopted by the Portfolios on behalf of the Portfolios and we will do so unless we cannot service such policies and procedures or we believe such policies and procedures contradict state or federal regulations or such policies and procedures contradict with the terms of your contract.

As stated in the previous paragraph, each of the Portfolios in which the Subaccounts invest may have its own policies and procedures with respect to frequent purchases and redemption of Portfolio shares. The prospectuses for the Portfolios describe any such policies and procedures. For example, a Portfolio may assess redemption fees (which we reserve the right to collect) on shares held for a relatively short period of time. The frequent trading policies and procedures of a Portfolio may be different, and more or less restrictive, than the frequent trading policies and procedures of other Portfolios and the policies and procedures we have adopted to discourage frequent Subaccount transfers. Owners should be aware that we may not have the operational capability to monitor owners' Subaccount transfer requests and apply the frequent trading policies and procedures of the respective Portfolios that would be affected by the transfers. Accordingly, owners and other persons who have material rights under the contracts should assume that the sole protection they may have against potential harm from frequent Subaccount transfers is the protection, if any, provided by the policies and procedures we have adopted to discourage frequent Subaccount transfers.

Under rules recently adopted by the SEC, we are required to enter into a written agreement with each Portfolio or its principal underwriter that will obligate us to provide promptly, upon request by the Portfolio, certain information to the Portfolio about the trading activity of individual contract owners. Under these circumstances, we may be required to provide your tax identification number or social security number to the Fund and/or its manager. We must then execute any instructions from the Portfolio to restrict or prohibit further purchases or transfers by a specific contract owner of Accumulation Units or Annuity Units of the Subaccount that invests in that Portfolio, where such contract owner has been identified by the Portfolio as having engaged in transactions (indirectly through such Subaccount) that violate policies established by the Portfolio for the purpose of eliminating or reducing any dilution of the value of the outstanding shares of the Portfolio for the purpose of eliminating or reducing any dilution of the value of the outstanding shares of the Portfolio. We will inform any contract owners whose future purchases and transfers of a Subaccount's units have been restricted or prohibited by a Portfolio.

Owners and other persons with material rights under the contracts also should be aware that the purchase and redemption orders received by the Portfolios generally are "omnibus" orders from intermediaries such as broker-dealers, retirement plans or separate accounts funding variable insurance contracts. These omnibus orders reflect the aggregation and netting of multiple orders from individual retirement plan participants and/or individual owners of variable insurance contracts. The omnibus nature of these orders may limit the Portfolios' ability to apply their respective frequent trading policies and procedures. We cannot guarantee that the Portfolios will not be harmed by transfer activity relating to the retirement plans and/or other insurance companies that may invest in the Portfolios. In addition, if a Portfolio believes an omnibus order we submit may reflect one or more Subaccount transfer requests from owners engaged in frequent transfer activity, the Portfolio may reject a portion of or the entire omnibus order. If a Portfolio rejects part of an omnibus order it believes is attributable to transfers that exceed its market timing policies and procedures, it will return the amount to us, and we will credit the amount to the owner as of the Valuation Day of our receipt of the amount. You may realize a loss if the unit value on the Valuation Day we credit the amount back to your account has increased since the original date of your transfer.

We apply our policies and procedures without exception, waiver, or special arrangement.

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DOLLAR COST AVERAGING PROGRAM

Dollar Cost Averaging permits you to systematically transfer on a monthly or quarterly basis a set dollar amount from the Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund and/or if your contract was issued prior to May 1, 2003, the Guarantee Account, to any combination of other Subaccounts (as long as the total number of Subaccounts used does not exceed the maximum number allowed under the contract). The Dollar Cost Averaging method of investment is designed to reduce the risk of making purchases only when the price of units is high, but you should carefully consider your financial ability to continue the program over a long enough period of time to purchase Accumulation Units when their value is low as well as when it is high. Dollar Cost Averaging does not assure a profit or protect against a loss.

You may participate in the Dollar Cost Averaging program by:

   (1) electing it on your application;

   (2) contacting an authorized sales representative; or

   (3) contacting us at (800) 352-9910.

To use the program, you must transfer at least $100 from the Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund and/or interest rate guarantee period with each transfer.

The Dollar Cost Averaging program will begin 30-days after we receive all required forms with your instructions and any necessary premium payment unless we allow an earlier date. We will discontinue your participation in the Dollar Cost Averaging program:

  . on the business day we receive your request to discontinue the program in writing or by telephone (assuming we have your telephone authorization form on file); or

  . when the assets in the Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund and/or interest rate guarantee period from which transfers are being made are depleted.

If your contract was issued prior to May 1, 2003 and if you Dollar Cost Average from the Guarantee Account, we reserve the right to determine the amount of each automatic transfer. We reserve the right to transfer any remaining portion of an allocation used for Dollar Cost Averaging to a new guarantee period upon termination of the Dollar Cost Averaging program for that allocation. You may not transfer from one interest rate guarantee period to another interest rate guarantee period. We also reserve the right to credit a higher rate of interest on premium payments allocated to the Guarantee Account that participate in the Dollar Cost Averaging program. We refer to this higher rate of interest as Enhanced Dollar Cost Averaging. The Dollar Cost Averaging program and/or the Enhanced Dollar Cost Averaging program may not be available in all states and in all markets or through all broker-dealers who sell the contracts. If you terminate the Enhanced Dollar Cost Averaging program prior to the depletion of assets from the Guarantee Account, we have the right to credit the remaining assets in the Guarantee Account the current interest rate being credited to all other Guarantee Account assets not participating in Enhanced Dollar Cost Averaging as of that Valuation Day.

There is no additional charge for Dollar Cost Averaging. A transfer under this program is not a transfer for purposes of assessing a transfer charge or calculating the minimum number of transfers we may allow in a calendar year.

We may, from time to time, offer various Dollar Cost Averaging programs. We reserve the right to discontinue new Dollar Cost Averaging programs or to modify such programs at any time and for any reason. We also reserve the right to prohibit simultaneous participation in the Dollar Cost Averaging program and Systematic Withdrawals program.

Dollar Cost Averaging is not available if you have elected one of the Payment Protection Rider Options or one of the Guaranteed Minimum Withdrawal Benefit Rider Options and you are allocating assets in accordance with the prescribed Investment Strategy. If you have elected Lifetime Income Plus 2008, Lifetime Income Plus Solution or Payment Optimizer Plus, you can, however, participate in the Defined Dollar Cost Averaging program, as described below.

Owners considering participating in a Dollar Cost Averaging program should call
(800) 352-9910 or an authorized sales representative to verify the availability of Dollar Cost Averaging.

DEFINED DOLLAR COST AVERAGING PROGRAM

The Defined Dollar Cost Averaging program permits you to systematically transfer a fixed dollar amount on a monthly basis for twelve months from the Subaccount investing in the GE Investments Funds, Inc. - Money Market Fund to an Asset Allocation Model or, if you have elected Lifetime Income Plus 2008, Lifetime Income Plus Solution or Payment Optimizer Plus, from the Designated Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund to one of the other available Investment Strategy options. The Dollar Cost Averaging method of investment is designed to reduce the risk of making purchases only when the price of units is high, but you should carefully consider your financial ability to continue the program over a long enough period of time to purchase

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Accumulation Units when their value is low as well as when it is high. Dollar
Cost Averaging does not assure a profit or protect against a loss.

You may participate in the Defined Dollar Cost Averaging program only if you elect it when you apply for the contract. To use the program, you must transfer at least $100 from the Subaccount (or Designated Subaccount) investing in the GE Investments Funds, Inc. - Money Market Fund. If elected at application, the Defined Dollar Cost Averaging program will begin 30 days after the Contract Date. You may accelerate the amount you transfer. You may also terminate the program at any time.

We will discontinue your participation in the Defined Dollar Cost Averaging program at the first instance of one of the following events:

   (1) on the business day we receive your request to discontinue the program in writing or by telephone (assuming we have your telephone authorization form on file);

   (2) when the assets in the Subaccount (or Designated Subaccount) investing in the GE Investments Funds, Inc. -- Money Market Fund are depleted; or

   (3) at the end of the twelfth month following the Contract Date.

Upon termination of the program, any remaining assets in the Subaccount (or Designated Subaccount) investing in the GE Investments Funds, Inc. -- Money Market Fund will be transferred to the specified Asset Allocation Model or Investment Strategy option.

There is no additional charge to participate in the Defined Dollar Cost Averaging program. A transfer under this program is not a transfer for purposes of assessing a transfer charge or for calculating the maximum number of transfers we may allow in a calendar year. Any withdrawals taken from your contract while the Defined Dollar Cost Averaging program is in effect will be applied on a pro rata basis from all investments, including the GE Investments Funds, Inc. -- Money Market Fund. If you request a withdrawal from a specific Portfolio, however, we will terminate your Defined Dollar Cost Averaging program and treat the transfer as a transfer for purposes of assessing a transfer charge or for calculating the maximum number of transfers we may allow in a calendar year.

We reserve the right to discontinue the Defined Dollar Cost Averaging program or to modify the program at any time and for any reason.

PORTFOLIO REBALANCING PROGRAM

Once your premium payment has been allocated among the Subaccounts, the performance of each Subaccount may cause your allocation to shift. You may instruct us to automatically rebalance on a quarterly, semi-annual or annual basis your assets among the Subaccounts to return to the percentages specified in your allocation instructions. Your percentage allocations must be in whole percentages. The program does not include allocations to the Guarantee Account. You may elect to participate in the Portfolio Rebalancing program at any time by submitting the completed Portfolio Rebalancing form to our Home Office. You may not participate in the Portfolio Rebalancing program if you have elected one of the Payment Protection Rider Options or one of the Guaranteed Minimum Withdrawal Benefit Rider Options and you are allocating assets in accordance with the prescribed Investment Strategy.

Subsequent changes to your percentage allocations may be made at any time by written or telephone instructions to the Home Office. Once elected, Portfolio Rebalancing remains in effect from the date we receive your written request until you instruct us to discontinue Portfolio Rebalancing. There is no additional charge for using Portfolio Rebalancing, and we do not consider Portfolio Rebalancing a transfer for purposes of assessing a transfer charge or calculating the maximum number of transfers permitted in a calendar year. We reserve the right to discontinue offering or modify the Portfolio Rebalancing program at any time and for any reason. We also reserve the right to exclude specific Subaccounts from Portfolio Rebalancing. We will discontinue your participation in Portfolio Rebalancing if:

  . you elected one of the Payment Protection Rider Options or one of the Guaranteed Minimum Withdrawal Benefit Rider Options at the time of application; and

  . you reset your benefit by reallocating assets in accordance with a prescribed Investment Strategy following a period of allocating assets outside of the prescribed Investment Strategy.

We will discontinue your participation as of the Valuation Day the reset occurs. Portfolio Rebalancing does not guarantee a profit or protect against a loss.

GUARANTEE ACCOUNT INTEREST SWEEP PROGRAM

If your contract was issued prior to May 1, 2003, you may instruct us to transfer interest earned on your assets in the Guarantee Account to the Subaccounts to which you are allocating premium payments, in accordance with your allocation instructions in effect on the date of the transfer any

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time before the Maturity Date. You must specify the frequency of the transfers
(either quarterly, semi-annually, or annually).

The minimum amount in the Guarantee Account required to elect this option is $1,000, but may be reduced at our discretion. The transfers under this program will take place on the last calendar day of each period.

You may participate in the interest sweep program at the same time you participate in either the Dollar Cost Averaging program or the Portfolio Rebalancing program. If any interest sweep transfer is scheduled for the same day as a Portfolio Rebalancing transfer, we will process the interest sweep transfer first.

We limit the amount you may transfer from the Guarantee Account to the Subaccounts for any particular allocation. See the "Transfers" provision of this prospectus. We will not process an interest sweep transfer if that transfer would exceed the amount permitted to be transferred.

You may cancel your participation in the interest sweep program at any time by writing or calling our Home Office at the address or telephone number listed on page 1 of this prospectus. We will automatically cancel your participation in the program if your assets in the Guarantee Account are less than $1,000 or such lower amount as we may determine. There is no additional charge for the interest sweep program. We do not consider interest sweep transfers a transfer for purposes of assessing a transfer charge or for calculating the maximum number of transfers permitted in a calendar year. The interest sweep program does not assure a profit or protect against a loss.

SURRENDERS AND PARTIAL SURRENDERS

SURRENDERS AND PARTIAL SURRENDERS

We will allow you to totally surrender your contract or surrender of a portion of your Contract Value at any time before the Maturity Date upon your written request, subject to the conditions discussed below.

We will not permit a partial surrender that is less than $100 or a partial surrender which would reduce your Contract Value to less than $1,000. If your partial surrender request would reduce your Contract Value to less than $1,000, we will surrender your contract in full. Different limits and other restrictions may apply to Qualified Contracts.

The amount payable on surrender of the contract is the Surrender Value at the end of the Valuation Period during which we receive the request. The Surrender Value equals:

   (1) the Contract Value (after deduction of the annual contract maintenance charge, if applicable, and any optional rider charge(s)) on the Valuation Day we receive a request for surrender; less

   (2) any applicable premium tax.

We may pay the Surrender Value in a lump sum or under one of the Optional Payment Plans specified in the contract, based on your instructions.

If you are taking a partial surrender, you may indicate, in writing, electronically, or by calling our Home Office, from which Subaccounts or interest rate guarantee periods we are to take your partial surrender. If you do not so specify, we will deduct the amount of the partial surrender first from the Subaccounts (excluding the GIS Subaccount(s) if Guaranteed Income Advantage is elected at the time of application) on a pro-rata basis, in proportion to your assets allocated to the Separate Account. (If your contract was issued prior to May 1, 2003, we will deduct any remaining amount from the Guarantee Account. We will take deductions from the Guarantee Account from the amounts (including any interest credited to such amounts) which have been in the Guarantee Account for the longest period of time.) If you elect one of the Payment Protection Rider Options or one of the Guaranteed Minimum Withdrawal Benefit Rider Options and take a partial surrender, we will rebalance the Contract Value to the Subaccounts in accordance with the allocation of Contract Value in effect prior to the partial surrender, unless you instruct us otherwise. If, after a partial surrender and such instructions, your Contract Value is not allocated in accordance with the prescribed Investment Strategy, the benefit you receive under the rider may be reduced. Contract owners that own Lifetime Income Plus 2008 or Lifetime Income Plus Solution must always allocate assets in accordance with the Investment Strategy. If Guaranteed Income Advantage is elected at the time of application, withdrawals will then be deducted from the GIS Subaccount(s) from the segment that has been in effect for the shortest period of time.

A Portfolio may impose a redemption charge. The charge is retained by or paid to the Portfolio. The charge is not retained by or paid to us. The redemption charge may affect the number and/or value of Accumulation Units withdrawn from the Subaccount that invests in that Portfolio and may affect Contract Value. When taking a partial surrender, any applicable surrender charges and/or applicable premium tax will be taken from the amount surrendered, unless otherwise requested.

We will delay making a payment if:

   (1) the disposal or valuation of the Separate Account's assets is not reasonably practicable because the New York Stock Exchange is closed;

   (2) on nationally recognized holidays, trading is restricted by the New York Stock Exchange;

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   (3) an emergency exists making the disposal or valuation of securities held in the Separate Account impracticable; or

   (4) the SEC by order permits postponement of payment to protect our owners.

Rules and regulations of the SEC will govern as to when the conditions described in (3) and (4) above exist. If we are closed on days when the New York Stock Exchange is open, Contract Value may be affected since owners will not have access to their account.

Please remember that partial surrenders (including partial surrenders immediately allocated to a Scheduled Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program, as well as partial surrenders taken pursuant to the terms of a Guaranteed Minimum Withdrawal Benefit Rider Option) will reduce your death benefit by the proportion that the partial surrender (including any applicable premium tax assessed) reduces your Contract Value. See the "Death of Owner and/or Annuitant" provision of this prospectus.

Partial surrenders and surrenders may also be subject to income tax and, if taken prior to age 59 1/2, an additional 10% IRS penalty tax. See the "Tax Matters" provision of this prospectus.

RESTRICTIONS ON DISTRIBUTIONS FROM CERTAIN CONTRACTS

Under Code Section 403(b) tax sheltered annuities, distributions of (1) salary reduction contributions made in years beginning after December 31, 1988;
(2) earnings on those contributions; and (3) earnings on amounts held as of the last year beginning before January 1, 1989, are not allowed prior to age
59 1/2, severance from employment, death or disability. Salary reduction contributions may also be distributed upon hardship, but would generally be subject to penalties. For contracts issued after 2008, amounts attributable to nonelective contributions may be subject to distribution restrictions specified in the employer's Section 403(b) plan.

If your contract was issued pursuant to a 403(b) plan, we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that surrenders or transfers you request comply with applicable tax requirements and to decline requests that are not in compliance. We will defer such payments you request until all information required under the tax law has been received. By requesting a surrender or transfer, you consent to the sharing of confidential information about you, the contract, and transactions under the contract and any other 403(b) contracts or accounts you have under the 403(b) plan among us, your employer or plan sponsor, any plan administrator or recordkeeper, and other product providers.

Section 830.105 of the Texas Government Code permits participants in the Texas Optional Retirement Program to surrender their interest in a variable annuity contract issued under the Texas Optional Retirement Program only upon:

   (1) termination of employment in the Texas public institutions of higher education;

   (2) retirement;

   (3) death; or

   (4) the participant's attainment of age 70 1/2.

If your contract is issued to a Texas Optional Retirement Program, you must furnish us proof that one of these four events has occurred before we distribute any amounts from your contract.

SYSTEMATIC WITHDRAWAL PROGRAM

The Systematic Withdrawal program allows you to take Systematic Withdrawals of a specified dollar amount (in equal installments of at least $100) on a monthly, quarterly, semi-annual or annual basis. Your payments can begin at any time after 30 days from the date your contract is issued (unless we allow an earlier date). To participate in the program, your Contract Value must initially be at least $25,000 and you must submit a completed Systematic Withdrawal form to our Home Office. You can obtain the form from an authorized sales representative or our Home Office.

We will deduct the Systematic Withdrawal amounts first from any gain in the contract and then from premiums paid. You may provide specific instructions as to which Subaccounts (excluding the GIS Subaccount(s) if Guaranteed Income Advantage is elected at the time of application) and/or interest rate guarantee periods (if your contract was issued prior to May 1, 2003) from which we are to take Systematic Withdrawals. If you have not provided specific instructions, or if your specific instructions cannot be carried out, we will process the withdrawals by cancelling Accumulation Units on a pro-rata basis from all of the Subaccounts (excluding the GIS Subaccount(s) of Guaranteed Income Advantage is elected at the time of application) in which you have an interest. For contracts issued prior to May 1, 2003, to the extent that your assets in the Separate Account are not sufficient to accomplish this withdrawal, we will take the remaining amount of the withdrawal from any assets you have in the Guarantee Account. We will take deductions from the Guarantee Account from the amounts (including any interest credited to such amounts) that have been in the Guarantee Account for the longest period of

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time. If Guaranteed Income Advantage is elected at the time of application, any remaining amounts will be taken from the GIS Subaccount(s) from the segment that has been in effect for the shortest period of time.

After your Systematic Withdrawals begin, you may change the frequency and/or amount of your payments subject to the following:

  .  you may request only one such change in a calendar quarter; and

  . if you did not elect the maximum amount you could withdraw under this program at the time you elected the current series of Systematic Withdrawals, then you may increase the remaining payments up to the maximum amount.

A Systematic Withdrawal program will terminate automatically when a Systematic Withdrawal would cause the remaining Contract Value to be less than $1,000. If a Systematic Withdrawal would cause the Contract Value to be less than $1,000, then we will not process that Systematic Withdrawal transaction. If any of your Systematic Withdrawals would be or become less than $100, we reserve the right to reduce the frequency of payments to an interval that would result in each payment being at least $100. You may discontinue Systematic Withdrawals at any time by notifying us in writing at our Home Office or by telephone. You may request that we pay any remaining payments in a lump sum. In addition, your Systematic Withdrawal amount may be affected if you take an additional partial surrender. See the "Requesting Payments" provision of this prospectus.

Each Systematic Withdrawal is subject to federal income taxes on the taxable portion considered gain for tax purposes. In addition, you may be assessed a 10% IRS penalty tax on Systematic Withdrawals if you are under age 59 1/2 at the time of the withdrawal.

Systematic Withdrawals (including any Systematic Withdrawal immediately allocated to a Scheduled Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program as well as partial surrenders taken pursuant to the terms of one of the Guaranteed Minimum Withdrawal Benefit Rider Options) will reduce your death benefit by the proportion that each Systematic Withdrawal (including any premium tax assessed) reduces your Contract Value. See the "Death of Owner and/or Annuitant" provision of this prospectus.

If you elect one of the Guaranteed Minimum Withdrawal Benefit Rider Option, partial surrenders and partial surrenders under a Systematic Withdrawal program may reduce the amount of the guaranteed minimum withdrawal benefit you are eligible to receive under the terms of the rider. See the "Guaranteed Minimum Withdrawal Benefit Rider Options" provision below.

There is no charge for participation in the Systematic Withdrawal program, however, we reserve the right to prohibit participation in Systematic Withdrawals and Dollar Cost Averaging programs at the same time. We also reserve the right to discontinue and/or modify the Systematic Withdrawal program upon 30-days written notice to owners.

GUARANTEED MINIMUM WITHDRAWAL BENEFIT RIDER OPTIONS

We currently offer two Guaranteed Minimum Withdrawal Benefit Rider Options under this prospectus: Lifetime Income Plus 2008 and Lifetime Income Plus Solution. Three other Guaranteed Minimum Withdrawal Benefit Riders, Guaranteed Withdrawal Advantage, Lifetime Income Plus and Lifetime Income Plus 2007, are no longer available for contracts issued on or after May 1, 2007, May 1, 2008 and September 8, 2008, respectively. We have designed the Guaranteed Minimum Withdrawal Benefit Rider Options to protect you from outliving your Contract Value by providing for a guaranteed minimum withdrawal benefit that is not affected by the market performance of the Subaccounts in which your assets are allocated. Prior to the Maturity Date, if you meet the conditions of the respective rider, as discussed more fully below, you will be eligible to make these guaranteed withdrawals for the life of your contract. These Guaranteed Minimum Withdrawal Benefit Rider Options are discussed in separate sections below.

Lifetime Income Plus Solution

Lifetime Income Plus Solution provides guaranteed withdrawals for the life of the Annuitant(s), with upside potential, provided you meet certain conditions. First, you must allocate all premium payments and Contract Value to the prescribed Investment Strategy. You must also limit total Gross Withdrawals in each Benefit Year to an amount no greater than the Withdrawal Limit. Then, you will be eligible to receive total Gross Withdrawals in each Benefit Year equal to the Withdrawal Limit until the last death of an Annuitant.

You may purchase Lifetime Income Plus Solution with or without the Principal Protection Death Benefit. The Principal Protection Death Benefit is a feature available only with Lifetime Income Plus Solution. It cannot be elected separately from Lifetime Income Plus Solution. We assess a charge for the guaranteed minimum withdrawal benefit provided by the rider. If you purchase Lifetime Income Plus Solution with the Principal Protection Death Benefit, a charge will be assessed for the Principal Protection Death Benefit that is in addition to the

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charge for the guaranteed minimum withdrawal benefit under the rider.

THE GUARANTEED MINIMUM WITHDRAWAL BENEFIT PROVIDED UNDER THE RIDER MAY BE REDUCED OR LOST BASED ON THE WITHDRAWALS YOU TAKE FROM THE CONTRACT. FOR EXAMPLE, YOUR GUARANTEED MINIMUM WITHDRAWAL BENEFIT WILL BE REDUCED IF YOU TAKE EXCESS WITHDRAWALS IN A BENEFIT YEAR. SEE THE "IMPACT OF WITHDRAWALS" PROVISION BELOW. YOU WILL ALSO LOSE THE GUARANTEED MINIMUM WITHDRAWAL BENEFIT IF YOU ANNUITIZE OR SURRENDER THE CONTRACT OR IF YOU ELECT TO TERMINATE THE RIDER ON ANY CONTRACT ANNIVERSARY ON OR AFTER THE FIFTH CONTRACT ANNIVERSARY. IN ADDITION, YOU WILL NO LONGER RECEIVE LIFETIME PAYMENTS OF YOUR GUARANTEED MINIMUM WITHDRAWAL BENEFIT IF (I)(A) AFTER A WITHDRAWAL, YOUR CONTRACT VALUE IS LESS THAN THE AMOUNT REQUIRED TO KEEP YOUR CONTRACT IN EFFECT OR (B) YOUR CONTRACT VALUE IS REDUCED TO $100 AND (II) YOUR WITHDRAWAL LIMIT IS LESS THAN $100. INSTEAD, YOU COULD RECEIVE, AT LEAST, A LUMP SUM EQUAL TO THE PRESENT VALUE OF FUTURE LIFETIME PAYMENTS IN THE AMOUNT OF THE WITHDRAWAL LIMIT.

THE PRINCIPAL PROTECTION DEATH BENEFIT PROVIDED UNDER THE RIDER, IF ELECTED, WILL BE REDUCED AND MAY BE LOST BASED ON WITHDRAWALS YOU TAKE FROM THE CONTRACT. YOU WILL ALSO LOSE THE PRINCIPAL PROTECTION DEATH BENEFIT IF YOU ANNUITIZE OR SURRENDER THE CONTRACT OR IF YOU ELECT TO TERMINATE THE RIDER ON ANY CONTRACT ANNIVERSARY ON OR AFTER THE FIFTH CONTRACT ANNIVERSARY.

Lifetime Income Plus Solution and the Principal Protection Death Benefit may not be available in all states or markets. We reserve the right to discontinue offering Lifetime Income Plus Solution and the Principal Protection Death Benefit at any time and for any reason. If you wish to elect Lifetime Income Plus Solution, with or without the Principal Protection Death Benefit, you must do so at the time of application. Lifetime Income Plus Solution, with or without the Principal Protection Death Benefit, may be purchased with the Annual Step-Up Death Benefit Rider, but not with any of the other death benefit rider options.

References to Lifetime Income Plus Solution include a rider issued with or without the Principal Protection Death Benefit, as applicable, unless stated otherwise.

You may terminate this rider without terminating the contract on any contract anniversary on or after the fifth contract anniversary.

INVESTMENT STRATEGY FOR LIFETIME INCOME PLUS SOLUTION. In order to receive the full benefit provided by Lifetime Income Plus Solution, you must invest all premium payments and allocations in accordance with a prescribed Investment Strategy.

Investment Strategies may change from time to time. You may allocate your assets in accordance with your Investment Strategy prescribed at the time the contract was issued, or in accordance with the Investment Strategy in effect at the time you reset your benefit. Therefore, you may have assets allocated to an Investment Strategy that is different than the Investment Strategy described in this prospectus. Your ability to choose different Investment Strategies is limited, as described below.

The Investment Strategy includes Designated Subaccounts and five of the Asset Allocation Models (Asset Allocation Models A, B, C and D and the Build Your Own Asset Allocation Model). Under this Investment Strategy, contract owners may allocate assets to EITHER one of the four available Asset Allocation Models OR to one or more Designated Subaccounts OR to the Build Your Own Asset Allocation Model. Contract owners, however, may elect to participate in the Defined Dollar Cost Averaging program, which permits the owner to systematically transfer a fixed dollar amount on a monthly basis for twelve months from the Designated Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund to one of the available Investment Strategy options. The Designated Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund is only available as part of the Defined Dollar Cost Averaging program. For more information about the Defined Dollar Cost Averaging program, the Asset Allocation Models and the Subaccounts comprising each of the Asset Allocation Models and the Designated Subaccounts, please see the "Defined Dollar Cost Averaging Program," "Subaccounts" and "Asset Allocation Program" provisions of this prospectus.

On a monthly basis, we will rebalance your Contract Value to the Subaccounts in accordance with the percentages that you have chosen to invest in the Designated Subaccounts or the Build Your Own Asset Allocation Model or in accordance with the allocations that comprise the applicable Asset Allocation Model. In addition, we will also rebalance your Contract Value on any Valuation Day after any transaction involving a withdrawal, receipt of a premium payment or a transfer of Contract Value, unless you instruct us otherwise. If you are participating in the Defined Dollar Cost Averaging program, rebalancing will not affect the assets allocated to the Designated Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund. YOUR ALLOCATION INSTRUCTIONS MUST ALWAYS COMPLY WITH THE INVESTMENT STRATEGY.

Shares of a Portfolio may become unavailable under the contract for new premium payments, transfers and asset rebalancing. As a result, shares of a Portfolio may also become unavailable under your Investment Strategy. Investment Strategies may be modified to respond to such events by

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removing unavailable Portfolios and adding new Portfolios as appropriate.
Because such changes may affect your allocation instructions, you will need to provide updated allocation instructions to comply with the modified Investment Strategy. If you do not provide updated allocation instructions, any subsequent premium payments or transfers requesting payment to an unavailable Portfolio will be considered not in good order. Assets will remain invested as allocated at the time the Portfolio became unavailable, except in a situation where the affected Portfolio is removed. In that case, the assets that were invested in the removed Portfolio will be invested in a new Portfolio consistent with SEC precedent (appropriate no-action relief, substitution order, etc.), unless you are invested in the Build Your Own Asset Allocation Model. If you are invested in the Build Your Own Asset Allocation Model, all of the assets you have invested in the Build Your Own Asset Allocation Model will be moved from the Model to Asset Allocation Model C. Your assets will remain in Asset Allocation Model C, and any subsequent premium payments or transfer requests will be applied accordingly. You will need to provide us with updated allocation instructions if you want to invest in the Build Your Own Asset Allocation Model or another available Investment Strategy option.

Periodic rebalancing to unavailable Portfolios will cease until we receive updated allocation instructions that comply with the modified Investment Strategy.

The current Investment Strategy for Lifetime Income Plus Solution is as follows:

   (1) owners may allocate assets to the following Designated Subaccounts:

       AIM Variable Insurance Funds (Invesco Variable Insurance Funds) -- Invesco Van Kampen V.I. Equity and Income Fund -- Series II shares;

       AllianceBernstein Variable Products Series Fund, Inc. --
       AllianceBernstein Balanced Wealth Strategies Portfolio -- Class B;

       BlackRock Variable Series Funds, Inc. -- BlackRock Global Allocation V.I. Fund -- Class III Shares;

       Fidelity Variable Insurance Products Fund -- VIP Balanced Portfolio -- Service Class 2;

       GE Investments Funds, Inc. -- Total Return Fund -- Class 3 Shares;

       Janus Aspen Series -- Balanced Portfolio -- Service Shares;

       MFS(R) Variable Insurance Trust -- MFS(R) Total Return Series -- Service Class Shares; and/or

       Oppenheimer Variable Account Funds -- Oppenheimer Balanced Fund/VA -- Service Shares;

       OR

   (2) owners may allocate assets to Asset Allocation Model A, B, C OR D;

       OR

   (3) owners may allocate assets to the Build Your Own Asset Allocation Model.

Contract owners may elect to participate in the Defined Dollar Cost Averaging program when they apply for the contract. Defined Dollar Cost Averaging permits the owner to systematically transfer a fixed dollar amount on a monthly basis for twelve months from the Designated Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund to one of the available Investment Strategy options. The Designated Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund is only available as part of the Defined Dollar Cost Averaging program.

WITHDRAWAL LIMIT. The Withdrawal Limit is calculated on each Valuation Day. The Withdrawal Limit is the benefit base multiplied by the Withdrawal Factor. The Withdrawal Factor percentages will be provided in your contract.

The Withdrawal Factor is based on the age of the younger Annuitant. The Withdrawal Factor will be fixed on the earlier of the Valuation Day of the first withdrawal and the Valuation Day when the Contract Value is reduced to $100.

BENEFIT BASE. The benefit base is an amount used to establish the Withdrawal Limit. The benefit base on the Contract Date is equal to the initial premium payment. On each Valuation Day, the benefit base is the greatest of the Purchase Payment Benefit Amount, the Roll-Up Value and the Maximum Anniversary Value. The benefit base may change as a result of a premium payment, withdrawal, or reset as described below.

PREMIUM PAYMENTS. Any premium payment applied to your contract will adjust your Purchase Payment Benefit Amount and Principal Protection Death Benefit (if applicable), and may adjust your Roll-Up Value as described in the "Roll-Up Value" provision below. You must allocate all premium payments and Contract Value to the Investment Strategy at all times.

WE RESERVE THE RIGHT TO NOT ADJUST THE PURCHASE PAYMENT BENEFIT AMOUNT, PRINCIPAL PROTECTION DEATH BENEFIT (IF APPLICABLE), AND/OR THE ROLL-UP VALUE FOR ANY SUBSEQUENT PREMIUM PAYMENTS. PLEASE SEE THE "IMPORTANT NOTE" PROVISION BELOW.

PURCHASE PAYMENT BENEFIT AMOUNT. The Purchase Payment Benefit Amount will equal your premium payments unless adjusted as described in this provision.

If no withdrawals are taken prior to the later of the tenth anniversary of the Contract Date and the date the older Annuitant turns age 65, your Purchase Payment Benefit Amount will equal the sum of (a) plus (b), where:

   (a) is 200% of premium payments made in the first contract year; and

   (b) is premium payments received after the first contract year.

On any Valuation Day you make a Gross Withdrawal, if that Gross Withdrawal plus all prior Gross Withdrawals within that Benefit Year is in excess of the Withdrawal Limit, your Purchase Payments Benefit Amount will be reduced on a pro-rata basis by the excess amount as described in the "Impact of Withdrawals" provision below.

ROLL-UP VALUE. Your Roll-Up Value on the Contract Date is equal to the amount of your initial premium payment. We will increase your Roll-Up Value on each day. The new Roll-Up Value is equal to the sum of (a) and (b), multiplied by
(c), where:

   (a) is the Roll-Up Value on the prior day;

   (b) is any premium payment(s) made on the prior Valuation Day; and

   (c) is the daily roll-up factor, as shown in your contract.

On each contract anniversary, if the Maximum Anniversary Value is greater than the current Roll-Up Value, the Roll-Up Value will be increased to the Maximum Anniversary Value. If this day is not a Valuation Day, this adjustment will occur on the next Valuation Day. The Roll-Up Value will continue to increase until the date of the first withdrawal or the later of the tenth anniversary of the Contract Date and the date the older Annuitant turns age 65. The Roll-Up Value will not increase after this date.

On any Valuation Day you make a Gross Withdrawal, if that Gross Withdrawal plus all prior Gross Withdrawals within that Benefit Year is in excess of the Withdrawal Limit, your Roll-Up Value will be reduced on a pro-rata basis by the excess amount as described in the "Impact of Withdrawals" provision below. The Roll-Up Value will not increase after this date.

MAXIMUM ANNIVERSARY VALUE AND RESET. The Maximum Anniversary Value on the Contract Date is equal to the initial premium payment. On each contract anniversary, if the Contract Value is greater than the current Maximum Anniversary Value, the Maximum Anniversary Value will be increased to the Contract Value. If this day is not a Valuation Day, this reset will occur on the next Valuation Day.

On any Valuation Day you make a Gross Withdrawal, if that Gross Withdrawal plus all prior Gross Withdrawals within that Benefit Year is in excess of the Withdrawal Limit, your Maximum Anniversary Value will be reduced on a pro-rata basis by the excess amount as described in the "Impact of Withdrawals" provision below.

On the Valuation Day we reset your Maximum Anniversary Value, we will reset the Investment Strategy to the current Investment Strategy and reset the charges for this rider. For Lifetime Income Plus Solution without the Principal Protection Death Benefit, the new charges, which may be higher than your previous charges, will never exceed 2.00% of the benefit base. For Lifetime Income Plus Solution with the Principal Protection Death Benefit, the new charges, which may be higher than your previous charges, will never exceed 2.00% of the benefit base PLUS 0.50% of the value of the Principal Protection Death Benefit. Resets will occur automatically unless such automatic resets are or have been terminated.

Any change to the charges or to the required Investment Strategy for this rider will be communicated to you in writing prior to the contract anniversary date. Upon reset, these changes will apply. THE RESET PROVISION IS NOT AVAILABLE ON OR AFTER THE LATEST PERMITTED MATURITY DATE.

Automatic resets will continue until and unless:

   (a) the owner (or owners) submits a written request to our Home Office to terminate automatic resets (such a request must be received at least 15 days prior to the contract anniversary date);

   (b) the Investment Strategy changes, allocations are affected, and we do not receive confirmation of new allocations from you at our Home Office;

   (c) income payments begin via annuitization; or

   (d) ownership of the contract changes.

If automatic resets have terminated, you may later reinstate automatic resets for any future contract anniversary by submitting a written request to do so; provided you are following the Investment Strategy and income payments have not begun.

PLEASE NOTE THAT AN AUTOMATIC RESET WILL OCCUR ON A CONTRACT ANNIVERSARY IF CONTRACT VALUE IS EVEN NOMINALLY HIGHER THAN THE MAXIMUM ANNIVERSARY VALUE (E.G., AS LITTLE AS $1.00 HIGHER) AND, THEREFORE, AN AUTOMATIC RESET MAY NOT BE IN YOUR BEST INTEREST BECAUSE: (I) THE CHARGES FOR THIS RIDER MAY

BE HIGHER THAN YOUR PREVIOUS CHARGES AND (II) THE INVESTMENT STRATEGY WILL BE RESET TO THE CURRENT INVESTMENT STRATEGY (THE INVESTMENT STRATEGY OFFERED ON THE RESET DATE). PLEASE CAREFULLY CONSIDER THE IMPACT OF AUTOMATIC RESETS WHEN YOU ELECT LIFETIME INCOME PLUS SOLUTION AND WHILE THE RIDER IS IN EFFECT. AS INDICATED ABOVE, YOU MAY TERMINATE THE AUTOMATIC RESET FEATURE OF THE RIDER AT ANY TIME BY SUBMITTING A WRITTEN REQUEST TO US AT OUR HOME OFFICE AT LEAST 15 DAYS PRIOR TO THE CONTRACT ANNIVERSARY DATE.

IMPORTANT NOTE. WE RESERVE THE RIGHT TO NOT ADJUST THE PURCHASE PAYMENT BENEFIT AMOUNT, PRINCIPAL PROTECTION DEATH BENEFIT (IF APPLICABLE), AND/OR ROLL-UP VALUE FOR ANY SUBSEQUENT PREMIUM PAYMENTS RECEIVED. As a result, it is possible that you would not be able to make subsequent premium payments after the initial premium payment to take advantage of the benefits provided by Lifetime Income Plus Solution that would be associated with such additional premium payments. Before making premium payments that do not increase the Purchase Payment Benefit Amount, Principal Protection Death Benefit (if applicable) or Roll-Up Value, you should consider that: (i) the guaranteed amounts provided by the Purchase Payment Benefit Amount, Principal Protection Death Benefit (if applicable) and Roll-Up Value will not include such premium payments; and (ii) this rider may not make sense for you if you intend to make subsequent premium payments that will not increase the Purchase Payment Benefit Amount, Principal Protection Death Benefit (if applicable) and Roll-Up Value.

IMPACT OF WITHDRAWALS. If a Gross Withdrawal PLUS all prior Gross Withdrawals within a Benefit Year is in excess of the Withdrawal Limit, your Purchase Payment Benefit Amount, Principal Protection Death Benefit (if applicable), Roll-Up Value, and Maximum Anniversary Value will be recalculated to reflect a pro-rata reduction for each dollar that is in excess of your Withdrawal Limit. Your new Purchase Payment Benefit Amount, Principal Protection Death Benefit (if applicable), Roll-Up Value and Maximum Anniversary Value after such a withdrawal will be calculated by multiplying each of (a) by (b), divided by
(c), where:

   (a) is the Purchase Payment Benefit Amount, Principal Protection Death Benefit (if applicable), Roll-Up Value and Maximum Anniversary Value before the Gross Withdrawal;

   (b) is the Contract Value after the Gross Withdrawal; and

   (c) is the Contract Value before the Gross Withdrawal reduced by any remaining Withdrawal Limit.

For purposes of (c) above, "any remaining Withdrawal Limit" is the Gross Withdrawal that could have been taken without exceeding the Withdrawal Limit.

When requesting an excess withdrawal, we will attempt to contact you or your representative to confirm that you understand the implications of the excess withdrawal and would like to proceed with the request.

If the total Gross Withdrawals in a Benefit Year are less than or equal to the Withdrawal Limit, we will waive any surrender charge on the Gross Withdrawal.

The Withdrawal Limit will be increased for any Benefit Year to the extent necessary to meet any minimum distribution requirements based on life expectancy under federal tax law. This increase applies only to the required minimum distribution based on the Contract Value for the calendar year ending within the Benefit Year.

You should carefully manage withdrawals because excess withdrawals will have adverse consequences on the benefits provided under Lifetime Income Plus Solution, particularly in down markets. Over the period of time during which you take withdrawals, there is the risk that you may need funds in excess of the Withdrawal Limit and, if you do not have other sources of income available, you may need to take (excess) withdrawals that will reduce your Purchase Payment Benefit Amount, the Principal Protection Death Benefit (if applicable), your Roll-Up Value and your Maximum Anniversary Value (and, consequently, your Withdrawal Limit).

You also should carefully consider when to begin taking withdrawals if you elected Lifetime Income Plus Solution. The longer you wait before beginning to take withdrawals, the higher the Withdrawal Factor will be, which is one of the components used to determine the amount of your Withdrawal Limit. If you delay taking withdrawals too long, however, you may limit the number of years available for you to take withdrawals in the future (due to life expectancy) and you may be paying for a benefit you are not using.

Your Contract Value after taking a withdrawal may be less than the amount required to keep your contract in effect. In this event, or if your Contract Value is reduced to $100, the following will occur:

  . IF THE WITHDRAWAL LIMIT IS LESS THAN $100, WE WILL PAY YOU THE GREATEST OF THE FOLLOWING:

     (A) THE CONTRACT VALUE;

     (B) A LUMP SUM EQUAL TO THE PRESENT VALUE OF FUTURE LIFETIME PAYMENTS IN THE AMOUNT OF THE WITHDRAWAL LIMIT CALCULATED USING THE 2000 ANNUITY MORTALITY TABLE AND AN INTEREST RATE OF 3%; AND

     (C) THE PRINCIPAL PROTECTION DEATH BENEFIT (IF APPLICABLE).

  . IF THE WITHDRAWAL LIMIT IS GREATER THAN OR EQUAL TO $100, WE WILL BEGIN INCOME PAYMENTS. WE WILL MAKE PAYMENTS OF A FIXED AMOUNT FOR THE LIFE OF THE ANNUITANT OR, IF THERE ARE JOINT ANNUITANTS, THE LAST SURVIVING ANNUITANT. THE FIXED AMOUNT PAYABLE ANNUALLY WILL EQUAL THE MOST RECENTLY CALCULATED WITHDRAWAL LIMIT. WE WILL MAKE PAYMENTS MONTHLY OR ON ANOTHER PERIODIC BASIS AGREED BY US. IF THE MONTHLY AMOUNT IS LESS THAN $100, WE WILL REDUCE THE FREQUENCY SO THAT THE PAYMENT WILL BE AT LEAST $100. THE PRINCIPAL PROTECTION DEATH BENEFIT (IF APPLICABLE) WILL CONTINUE UNDER THIS PROVISION. THE PRINCIPAL PROTECTION DEATH BENEFIT WILL BE REDUCED BY EACH PAYMENT. THE PRINCIPAL PROTECTION DEATH BENEFIT, IF ANY, WILL BE PAYABLE ON THE DEATH OF THE LAST SURVIVING ANNUITANT.

PRINCIPAL PROTECTION DEATH BENEFIT. You may purchase Lifetime Income Plus Solution with the Principal Protection Death Benefit. The Principal Protection Death Benefit is a feature available only with Lifetime Income Plus Solution. It cannot be elected separately from Lifetime Income Plus Solution.

The Principal Protection Death Benefit is used to determine the death benefit, if any, payable under the contract and rider as described in the "Death Provisions" section below. The Principal Protection Death Benefit on the Contract Date is equal to the initial premium payment. Premium payments in a Benefit Year increase the Principal Protection Death Benefit. The Principal Protection Death Benefit, if any, will be payable on the death of the last surviving Annuitant.

Gross Withdrawals in a Benefit Year decrease the Principal Protection Death Benefit. If a Gross Withdrawal plus all prior Gross Withdrawals within a Benefit Year is less than or equal to the Withdrawal Limit, the Principal Protection Death Benefit will be reduced by the Gross Withdrawal. If a Gross Withdrawal plus all prior Gross Withdrawals within a Benefit Year is in excess of the Withdrawal Limit, your Principal Protection Death Benefit will be reduced on a pro-rata basis for each dollar that is in excess of your Withdrawal Limit, as described in the "Impact of Withdrawals" provision above.

At the death of the last surviving Annuitant, a death benefit may be payable under this contract and rider. The amount of any death benefit payable will be the greatest of (a), (b) and (c), where:

   (a) is the death benefit as calculated under the base contract;

   (b) is the Principal Protection Death Benefit (if applicable); and

   (c) is any amount payable by any other optional death benefit rider (if applicable).

DEATH PROVISIONS. At the death of any Annuitant, a death benefit may be payable under the contract. The death benefit payable, if any, will be paid according to the distribution rules under the contract.

If the designated beneficiary is a surviving spouse who is not an Annuitant, whose age is 45 through 85, and who elects to continue the contract as the new owner, this rider will continue. The Purchase Payment Benefit Amount, Principal Protection Death Benefit (if applicable), Roll-Up Value and Maximum Anniversary Value for the new owner will be the death benefit determined as of the first Valuation Day we receive at our Home Office due proof of death and all required forms. The Withdrawal Factor for the new owner will be based on the age of that owner on the date of the first Gross Withdrawal for that owner.

If the designated beneficiary is a surviving spouse who is an Annuitant and who elects to continue the contract as the owner, this rider will continue. The Purchase Payment Benefit Amount, Principal Protection Death Benefit (if applicable), Roll-Up Value and Maximum Anniversary Value will be the same as it was under the contract for the deceased owner. If no withdrawals were taken prior to the first Valuation Day we receive due proof of death and all required forms at our Home Office, the Withdrawal Factor for the surviving spouse will be established based on the age of the surviving spouse on the date of the first Gross Withdrawal for the surviving spouse. Otherwise, the Withdrawal Factor will continue as it was under the contract for the deceased owner.

If the surviving spouse cannot continue the rider, the rider and the rider charges will terminate. The charges for this rider will be calculated, pro rata, and deducted.

Proceeds that were transferred to the GE Investments Funds, Inc. -- Money Market Fund upon the death of the owner will be reallocated to the Investment Strategy and the asset percentages then in effect at the time of the death of the owner. Such reallocations will not be counted as a transfer for the purpose of the number of transfers allowed under the contract in a calendar year.

CONSIDERATIONS. While the rider is designed to provide life-time withdrawal benefits, these benefits are only guaranteed to the extent you comply with the limits, conditions and restrictions set forth in the contract.

RIDER CHARGE. We assess a charge for the guaranteed minimum withdrawal benefit provided by the rider. The charge for the guaranteed minimum withdrawal benefit is calculated quarterly as a percentage of the benefit base, as defined and determined under the rider, and deducted quarterly from the Contract Value. Please note that, if your benefit base increases, the amount deducted from your Contract Value will increase.

If you purchase Lifetime Income Plus Solution with the Principal Protection Death Benefit, a charge will be assessed for the Principal Protection Death Benefit that is in addition to the charge for the guaranteed minimum withdrawal benefit under the rider. The charge for the Principal Protection Death Benefit is calculated quarterly as a percentage of the value of the Principal Protection Death Benefit, as defined and determined under the rider, and deducted quarterly from the Contract Value. Please note that, if the value of the Principal Protection Death Benefit increases through additional premium payments, the amount deducted from your Contract Value will increase. The charge for the Principal Protection Death Benefit is higher if any annuitant is age 71 or older at the time of application.

If you reset your benefits under the rider, we will reset the charges for the rider, which may be higher than your previous charges.

For contracts issued with Lifetime Income Plus Solution ON OR AFTER JANUARY 5, 2009, we currently assess the following charges for the rider, calculated and deducted as described above:


Lifetime Income Plus Solution without the Principal Protection Death
 Benefit

             Single or Joint Annuitant     0.95% of benefit base
             Contract
-------------------------------------------------------------------------

Lifetime Income Plus Solution with the Principal Protection Death Benefit
 -- Annuitant Age 45-70

             Single or Joint Annuitant     0.95% of benefit base PLUS
             Contract                      0.20% of value of Principal
                                           Protection Death Benefit
-------------------------------------------------------------------------

Lifetime Income Plus Solution with the Principal Protection Death Benefit
 -- Annuitant Age 71-85

             Single or Joint Annuitant     0.95% of benefit base PLUS
             Contract                      0.50% of value of Principal
                                           Protection Death Benefit
-------------------------------------------------------------------------

For contracts issued with Lifetime Income Plus Solution BEFORE JANUARY 5, 2009, we currently assess the following charges for the rider, calculated and deducted as described above:


Lifetime Income Plus Solution without the Principal Protection Death
 Benefit

             Single or Joint Annuitant     0.85% of benefit base
             Contract
-------------------------------------------------------------------------

Lifetime Income Plus Solution with the Principal Protection Death Benefit
 -- Annuitant Age 45-70

             Single or Joint Annuitant     0.85% of benefit base PLUS
             Contract                      0.15% of value of Principal
                                           Protection Death Benefit
-------------------------------------------------------------------------

Lifetime Income Plus Solution with the Principal Protection Death Benefit
 -- Annuitant Age 71-85

          Single or Joint Annuitant      0.85% of benefit base PLUS
          Contract                       0.40% of value of Principal
                                         Protection Death Benefit
-------------------------------------------------------------------------

The charges for Lifetime Income Plus Solution without the Principal Protection Death Benefit will never exceed 2.00% of benefit base. The charges for Lifetime Income Plus Solution with the Principal Protection Death Benefit will never exceed 2.00% of benefit base PLUS 0.50% of the value of the Principal Protection Death Benefit.

On the day the rider and/or the contract terminates, the charges for this rider will be calculated, pro rata, and deducted.

Please note that you will begin paying the rider charge (including the applicable charge associated with the Principal Protection Death Benefit if you have elected that option) as of the date the rider takes effect, even if you do not begin taking withdrawals under the rider for many years, or ever. We will not refund the charges you have paid under the rider if you never choose to take withdrawals and/or if you never receive any payments under the rider; nor will we refund charges if the Principal Protection Death Benefit feature under a contract does not pay out.

WHEN THE RIDER IS EFFECTIVE

If available, Lifetime Income Plus Solution and the Principal Protection Death Benefit must be elected at application. The rider will remain in effect while the contract is in force and before the Maturity Date. You may terminate this rider (without terminating the contract) on any contract anniversary on or after the fifth contract anniversary. Otherwise this rider and the corresponding charges will terminate on the Maturity Date.

At any time before the Maturity Date, you can elect to annuitize under current annuity rates in lieu of continuing Lifetime Income Plus Solution. This may provide a higher income amount and/or more favorable tax treatment than payments made under this rider.

CHANGE OF OWNERSHIP

We must approve any assignment or sale of this contract unless the assignment is a court ordered assignment.

GENERAL PROVISIONS

For purposes of this rider:

  . A non-natural entity owner must name an Annuitant and may name the Annuitant's spouse as a Joint Annuitant.

  . An individual owner must also be an Annuitant and may name his or her spouse as a Joint Annuitant at issue.

  .  A joint owner must be the owner's spouse.

  . If you marry after issue, you may add your spouse as a joint owner and Joint Annuitant or as a Joint Annuitant only, subject to our approval.

  . Under federal tax law civil union partners and same-sex spouses are not permitted to continue the contract without taking required distributions upon the death of an owner. Therefore, even if named a joint owner/Joint Annuitant, a same-sex spouse or civil union partner will have to take required distributions upon the death of the other joint owner/Joint Annuitant. See the "Distribution Rules" provision of this prospectus. If this situation applies to you, you should consult a tax adviser.

EXAMPLES

The following examples show how Lifetime Income Plus Solution works based on hypothetical values. The examples are for illustrative purposes only and are not intended to depict investment performance of the contract and, therefore, should not be relied upon in making a decision to invest in the rider or contract. The examples assume current rider charges for all periods shown. If an owner resets the benefits under the rider, we reset the charges for the rider, which may be higher than the previous charges. Higher rider charges would produce lower values in the examples.

This example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract with $100,000 and elects Lifetime Income Plus Solution without the Principal Protection Death Benefit;

   (2) the owner makes no additional premium payments;

   (3) the owner is age 55 at issue, waits until after reaching age 65 before taking a withdrawal, and has a Withdrawal Factor of 5.5%;

   (4) the Roll-Up Value increases until age 65 and the Purchase Payment Benefit Amount after the owner turns age 65 equals $200,000 (200% of premium payments made in the first contract year);

   (5) the contract earns a net return of -2% before rider charges are deducted; and

   (6) the owner dies upon reaching age 90.

                                                            PURCHASE
                                          CONTRACT VALUE -   PAYMENT     MAXIMUM
                              WITHDRAWALS  END OF YEAR -     BENEFIT   ANNIVERSARY   ROLL-UP                     DEATH
   AGE -    CONTRACT VALUE -    TAKEN -     AFTER RIDER     AMOUNT -     VALUE -     VALUE -   BENEFIT BASE -  BENEFIT -
END OF YEAR BEGINNING OF YEAR END OF YEAR     CHARGES      END OF YEAR END OF YEAR END OF YEAR  END OF YEAR   END OF YEAR
-------------------------------------------------------------------------------------------------------------------------
    55          $100,000        $     0       $97,022       $100,000    $100,000    $106,000      $106,000     $100,000
    56            97,022              0        94,045        100,000     100,000     112,360       112,360      100,000
    57            94,045              0        91,065        100,000     100,000     119,102       119,102      100,000
    58            91,065              0        88,079        100,000     100,000     126,248       126,248      100,000
    59            88,079              0        85,083        100,000     100,000     133,823       133,823      100,000
    60            85,083              0        82,072        100,000     100,000     141,852       141,852      100,000
    61            82,072              0        79,043        100,000     100,000     150,363       150,363      100,000
    62            79,043              0        75,992        100,000     100,000     159,385       159,385      100,000
    63            75,992              0        72,913        100,000     100,000     168,948       168,948      100,000
    64            72,913              0        69,802        100,000     100,000     179,085       179,085      100,000
    65            69,802         11,000        55,631        200,000     100,000     189,830       200,000       83,491
    66            55,631         11,000        41,632        200,000     100,000     189,830       200,000       66,042
    67            41,632         11,000        27,914        200,000     100,000     189,830       200,000       47,373
    68            27,914         11,000        14,470        200,000     100,000     189,830       200,000       26,914
    69            14,470         11,000         1,270        200,000     100,000     189,830       200,000        2,786
    70             1,270         11,000             0        200,000     100,000     189,830       200,000            0
    71                 0         11,000             0        200,000     100,000     189,830       200,000            0
    72                 0         11,000             0        200,000     100,000     189,830       200,000            0
    73                 0         11,000             0        200,000     100,000     189,830       200,000            0
    74                 0         11,000             0        200,000     100,000     189,830       200,000            0
    75                 0         11,000             0        200,000     100,000     189,830       200,000            0
    76                 0         11,000             0        200,000     100,000     189,830       200,000            0
    77                 0         11,000             0        200,000     100,000     189,830       200,000            0
    78                 0         11,000             0        200,000     100,000     189,830       200,000            0
    79                 0         11,000             0        200,000     100,000     189,830       200,000            0
    80                 0         11,000             0        200,000     100,000     189,830       200,000            0
    81                 0         11,000             0        200,000     100,000     189,830       200,000            0
    82                 0         11,000             0        200,000     100,000     189,830       200,000            0
    83                 0         11,000             0        200,000     100,000     189,830       200,000            0
    84                 0         11,000             0        200,000     100,000     189,830       200,000            0
    85                 0         11,000             0        200,000     100,000     189,830       200,000            0
    86                 0         11,000             0        200,000     100,000     189,830       200,000            0
    87                 0         11,000             0        200,000     100,000     189,830       200,000            0
    88                 0         11,000             0        200,000     100,000     189,830       200,000            0
    89                 0         11,000             0        200,000     100,000     189,830       200,000            0
    90                 0         11,000             0        200,000     100,000     189,830       200,000            0
-------------------------------------------------------------------------------------------------------------------------

This example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract with $100,000 and elects Lifetime Income Plus Solution with the Principal Protection Death Benefit;

   (2) the owner makes no additional premium payments;

   (3) the owner is age 55 at issue, waits until after reaching age 65 before taking a withdrawal, and has a Withdrawal Factor of 5.5%;

   (4) the Roll-Up Value increases until age 65 and the Purchase Payment Benefit Amount after the owner turns age 65 equals $200,000 (200% of premium payments made in the first contract year);

   (5) the contract earns a net return of -2% before rider charges are deducted; and

   (6) the owner dies upon reaching age 90.

                                                            PURCHASE
                                          CONTRACT VALUE -   PAYMENT     MAXIMUM
                              WITHDRAWALS  END OF YEAR -     BENEFIT   ANNIVERSARY   ROLL-UP                     DEATH
   AGE -    CONTRACT VALUE -    TAKEN -     AFTER RIDER     AMOUNT -     VALUE -     VALUE -   BENEFIT BASE -  BENEFIT -
END OF YEAR BEGINNING OF YEAR END OF YEAR     CHARGES      END OF YEAR END OF YEAR END OF YEAR  END OF YEAR   END OF YEAR
-------------------------------------------------------------------------------------------------------------------------
    55          $100,000        $     0       $96,823       $100,000    $100,000    $106,000      $106,000     $100,000
    56            96,823              0        93,652        100,000     100,000     112,360       112,360      100,000
    57            93,652              0        90,481        100,000     100,000     119,102       119,102      100,000
    58            90,481              0        87,308        100,000     100,000     126,248       126,248      100,000
    59            87,308              0        84,129        100,000     100,000     133,823       133,823      100,000
    60            84,129              0        80,939        100,000     100,000     141,852       141,852      100,000
    61            80,939              0        77,734        100,000     100,000     150,363       150,363      100,000
    62            77,734              0        74,511        100,000     100,000     159,385       159,385      100,000
    63            74,511              0        71,263        100,000     100,000     168,948       168,948      100,000
    64            71,263              0        67,987        100,000     100,000     179,085       179,085      100,000
    65            67,987         11,000        53,653        200,000     100,000     189,830       200,000       89,000
    66            53,653         11,000        39,518        200,000     100,000     189,830       200,000       78,000
    67            39,518         11,000        25,687        200,000     100,000     189,830       200,000       67,000
    68            25,687         11,000        12,129        200,000     100,000     189,830       200,000       56,000
    69            12,129         11,000             0        200,000     100,000     189,830       200,000       45,000
    70                 0         11,000             0        200,000     100,000     189,830       200,000       34,000
    71                 0         11,000             0        200,000     100,000     189,830       200,000       23,000
    72                 0         11,000             0        200,000     100,000     189,830       200,000       12,000
    73                 0         11,000             0        200,000     100,000     189,830       200,000        1,000
    74                 0         11,000             0        200,000     100,000     189,830       200,000            0
    75                 0         11,000             0        200,000     100,000     189,830       200,000            0
    76                 0         11,000             0        200,000     100,000     189,830       200,000            0
    77                 0         11,000             0        200,000     100,000     189,830       200,000            0
    78                 0         11,000             0        200,000     100,000     189,830       200,000            0
    79                 0         11,000             0        200,000     100,000     189,830       200,000            0
    80                 0         11,000             0        200,000     100,000     189,830       200,000            0
    81                 0         11,000             0        200,000     100,000     189,830       200,000            0
    82                 0         11,000             0        200,000     100,000     189,830       200,000            0
    83                 0         11,000             0        200,000     100,000     189,830       200,000            0
    84                 0         11,000             0        200,000     100,000     189,830       200,000            0
    85                 0         11,000             0        200,000     100,000     189,830       200,000            0
    86                 0         11,000             0        200,000     100,000     189,830       200,000            0
    87                 0         11,000             0        200,000     100,000     189,830       200,000            0
    88                 0         11,000             0        200,000     100,000     189,830       200,000            0
    89                 0         11,000             0        200,000     100,000     189,830       200,000            0
    90                 0         11,000             0        200,000     100,000     189,830       200,000            0
-------------------------------------------------------------------------------------------------------------------------

This example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract with $100,000 and elects Lifetime Income Plus Solution without the Principal Protection Death Benefit;

   (2) the owner makes no additional premium payments;

   (3) the owner is age 52 at issue, waits until after reaching age 65 before taking a withdrawal, and has a Withdrawal Factor of 5.5%;

   (4) the Roll-Up Value increases until age 65 and the Purchase Payment Benefit Amount after the owner turns age 65 equals $200,000 (200% of premium payments made in the first contract year);

   (5) at age 70, the owner takes an excess withdrawal of $10,000;

   (6) the contract earns a net return of 8% before rider charges are deducted; and

   (7) the owner dies upon reaching age 90.

                                                            PURCHASE
                                          CONTRACT VALUE -   PAYMENT     MAXIMUM
                              WITHDRAWALS  END OF YEAR -     BENEFIT   ANNIVERSARY   ROLL-UP                     DEATH
   AGE -    CONTRACT VALUE -    TAKEN -     AFTER RIDER     AMOUNT -     VALUE -     VALUE -   BENEFIT BASE -  BENEFIT -
END OF YEAR BEGINNING OF YEAR END OF YEAR     CHARGES      END OF YEAR END OF YEAR END OF YEAR  END OF YEAR   END OF YEAR
-------------------------------------------------------------------------------------------------------------------------
    52          $100,000        $     0       $106,986      $100,000    $100,000    $106,000      $106,000     $106,986
    53           106,986              0        114,460       100,000     106,986     113,405       113,405      114,460
    54           114,460              0        122,456       100,000     114,460     121,327       121,327      122,456
    55           122,456              0        131,011       100,000     122,456     129,803       129,803      131,011
    56           131,011              0        140,163       100,000     131,011     138,871       138,871      140,163
    57           140,163              0        149,954       100,000     140,163     148,573       148,573      149,954
    58           149,954              0        160,430       100,000     149,954     158,952       158,952      160,430
    59           160,430              0        171,638       100,000     160,430     170,056       170,056      171,638
    60           171,638              0        183,628       100,000     171,638     181,936       181,936      183,628
    61           183,628              0        196,456       100,000     183,628     194,646       194,646      196,456
    62           196,456              0        210,180       100,000     196,456     208,243       208,243      210,180
    63           210,180              0        224,863       100,000     210,180     222,791       222,791      224,863
    64           224,863              0        240,572       100,000     224,863     238,355       238,355      240,572
    65           240,572         14,025        243,353       200,000     240,572     255,006       255,006      243,353
    66           243,353         14,025        246,302       200,000     243,353     255,006       255,006      246,302
    67           246,302         14,025        249,486       200,000     246,302     255,006       255,006      249,486
    68           249,486         14,025        252,926       200,000     249,486     255,006       255,006      252,926
    69           252,926         14,025        256,640       200,000     252,926     255,006       255,006      256,640
    70           256,640         24,115        250,546       200,000     256,640     255,006       256,640      250,546
    71           250,546         13,573        254,603       192,324     246,790     245,219       246,790      254,603
    72           254,603         14,003        260,968       192,324     254,603     245,219       254,603      260,968
    73           260,968         14,353        267,492       192,324     260,968     245,219       260,968      267,492
    74           267,492         14,712        274,180       192,324     267,492     245,219       267,492      274,180
    75           274,180         15,080        281,034       192,324     274,180     245,219       274,180      281,034
    76           281,034         15,457        288,060       192,324     281,034     245,219       281,034      288,060
    77           288,060         15,843        295,261       192,324     288,060     245,219       288,060      295,261
    78           295,261         16,239        302,643       192,324     295,261     245,219       295,261      302,643
    79           302,643         16,645        310,209       192,324     302,643     245,219       302,643      310,209
    80           310,209         17,061        317,964       192,324     310,209     245,219       310,209      317,964
    81           317,964         17,488        325,913       192,324     317,964     245,219       317,964      325,913
    82           325,913         17,925        334,061       192,324     325,913     245,219       325,913      334,061
    83           334,061         18,373        342,413       192,324     334,061     245,219       334,061      342,413
    84           342,413         18,833        350,973       192,324     342,413     245,219       342,413      350,973
    85           350,973         19,304        359,747       192,324     350,973     245,219       350,973      359,747
    86           359,747         19,786        368,741       192,324     359,747     245,219       359,747      368,741
    87           368,741         20,281        377,960       192,324     368,741     245,219       368,741      377,960
    88           377,960         20,788        387,409       192,324     377,960     245,219       377,960      387,409
    89           387,409         21,307        397,094       192,324     387,409     245,219       387,409      397,094
    90           397,094         21,840        407,021       192,324     397,094     245,219       397,094      407,021
-------------------------------------------------------------------------------------------------------------------------

This example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract with $100,000 and elects Lifetime Income Plus Solution without the Principal Protection Death Benefit;

   (2) the owner makes no additional premium payments;

   (3) the owner is age 72 at issue, waits ten years before taking a withdrawal, and has a Withdrawal Factor of 7%;

   (4) the Roll-Up Value increases for ten years and the Purchase Payment Benefit Amount at the end of ten years equals $200,000 (200% of premium payments made in the first contract year);

   (5) the contract earns a net return of 8% before rider charges are deducted; and

   (6) the owner dies upon reaching age 90.

                                                            PURCHASE
                                          CONTRACT VALUE -   PAYMENT     MAXIMUM
                              WITHDRAWALS  END OF YEAR -     BENEFIT   ANNIVERSARY   ROLL-UP                     DEATH
   AGE -    CONTRACT VALUE -    TAKEN -     AFTER RIDER     AMOUNT -     VALUE -     VALUE -   BENEFIT BASE -  BENEFIT -
END OF YEAR BEGINNING OF YEAR END OF YEAR     CHARGES      END OF YEAR END OF YEAR END OF YEAR  END OF YEAR   END OF YEAR
-------------------------------------------------------------------------------------------------------------------------
    72          $100,000        $     0       $106,986      $100,000    $100,000    $106,000      $106,000     $106,986
    73           106,986              0        114,460       100,000     106,986     113,405       113,405      114,460
    74           114,460              0        122,456       100,000     114,460     121,327       121,327      122,456
    75           122,456              0        131,011       100,000     122,456     129,803       129,803      131,011
    76           131,011              0        140,163       100,000     131,011     138,871       138,871      140,163
    77           140,163              0        149,954       100,000     140,163     148,573       148,573      149,954
    78           149,954              0        160,430       100,000     149,954     158,952       158,952      160,430
    79           160,430              0        171,638       100,000     160,430     170,056       170,056      171,638
    80           171,638              0        183,628       100,000     171,638     181,936       181,936      183,628
    81           183,628              0        196,456       100,000     183,628     194,646       194,646      196,456
    82           196,456         14,577        195,603       200,000     196,456     208,243       208,243      195,603
    83           195,603         14,577        194,638       200,000     196,456     208,243       208,243      194,638
    84           194,638         14,577        193,595       200,000     196,456     208,243       208,243      193,595
    85           193,595         14,577        192,469       200,000     196,456     208,243       208,243      192,469
    86           192,469         14,577        191,253       200,000     196,456     208,243       208,243      191,253
    87           191,253         14,577        189,939       200,000     196,456     208,243       208,243      189,939
    88           189,939         14,577        188,521       200,000     196,456     208,243       208,243      188,521
    89           188,521         14,577        186,988       200,000     196,456     208,243       208,243      186,988
    90           186,988         14,577        185,334       200,000     196,456     208,243       208,243      185,334
-------------------------------------------------------------------------------------------------------------------------

This example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract with $100,000 and elects Lifetime Income Plus Solution with the Principal Protection Death Benefit;

   (2) the owner makes no additional premium payments;

   (3) the owner is age 72 at issue, waits ten years before taking a withdrawal, and has a Withdrawal Factor of 7%;

   (4) the Roll-Up Value increases for ten years and the Purchase Payment Benefit Amount at the end of ten years equals $200,000 (200% of premium payments made in the first contract year);

   (5) the contract earns a net return of 8% before rider charges are deducted; and

   (6) the owner dies upon reaching age 90.

                                                            PURCHASE
                                          CONTRACT VALUE -   PAYMENT     MAXIMUM
                              WITHDRAWALS  END OF YEAR -     BENEFIT   ANNIVERSARY   ROLL-UP                     DEATH
   AGE -    CONTRACT VALUE -    TAKEN -     AFTER RIDER     AMOUNT -     VALUE -     VALUE -   BENEFIT BASE -  BENEFIT -
END OF YEAR BEGINNING OF YEAR END OF YEAR     CHARGES      END OF YEAR END OF YEAR END OF YEAR  END OF YEAR   END OF YEAR
-------------------------------------------------------------------------------------------------------------------------
    72          $100,000        $     0       $106,471      $100,000    $100,000    $106,000      $106,000     $106,471
    73           106,471              0        113,394       100,000     106,471     112,859       112,859      113,394
    74           113,394              0        120,801       100,000     113,394     120,198       120,198      120,801
    75           120,801              0        128,726       100,000     120,801     128,049       128,049      128,726
    76           128,726              0        137,203       100,000     128,726     136,449       136,449      137,203
    77           137,203              0        146,274       100,000     137,203     145,436       145,436      146,274
    78           146,274              0        155,977       100,000     146,274     155,050       155,050      155,977
    79           155,977              0        166,359       100,000     155,977     165,336       165,336      166,359
    80           166,359              0        177,466       100,000     166,359     176,340       176,340      177,466
    81           177,466              0        189,349       100,000     177,466     188,114       188,114      189,349
    82           189,349         14,050        188,012       200,000     189,349     200,710       200,710      188,012
    83           188,012         14,050        186,598       200,000     189,349     200,710       200,710      186,598
    84           186,598         14,050        185,143       200,000     189,349     200,710       200,710      185,143
    85           185,143         14,050        183,644       200,000     189,349     200,710       200,710      183,644
    86           183,644         14,050        182,097       200,000     189,349     200,710       200,710      182,097
    87           182,097         14,050        180,499       200,000     189,349     200,710       200,710      180,499
    88           180,499         14,050        178,845       200,000     189,349     200,710       200,710      178,845
    89           178,845         14,050        177,132       200,000     189,349     200,710       200,710      177,132
    90           177,132         14,050        175,290       200,000     189,349     200,710       200,710      175,290
-------------------------------------------------------------------------------------------------------------------------

Lifetime Income Plus 2008

Lifetime Income Plus 2008 provides guaranteed withdrawals for the life of the Annuitant(s), with upside potential, provided you meet certain conditions. First, you must allocate all Contract Value to the prescribed Investment Strategy. You must also limit total Gross Withdrawals in each Benefit Year to an amount no greater than the Withdrawal Limit. Then, you will be eligible to receive total Gross Withdrawals in each Benefit Year equal to the Withdrawal Limit until the last death of an Annuitant.

You may purchase Lifetime Income Plus 2008 with or without the Principal Protection Death Benefit. The Principal Protection Death Benefit is a feature available only with Lifetime Income Plus 2008. It cannot be elected separately from Lifetime Income Plus 2008. We assess a charge for the guaranteed minimum withdrawal benefit provided by the rider. If you purchase Lifetime Income Plus 2008 with the Principal Protection Death Benefit, a charge will be assessed for the Principal Protection Death Benefit that is in addition to the charge for the guaranteed minimum withdrawal benefit under the rider.

THE GUARANTEED MINIMUM WITHDRAWAL BENEFIT PROVIDED UNDER THE RIDER MAY BE REDUCED OR LOST BASED ON THE WITHDRAWALS YOU TAKE FROM THE CONTRACT. FOR EXAMPLE, YOUR GUARANTEED MINIMUM WITHDRAWAL BENEFIT WILL BE REDUCED IF YOU TAKE EXCESS WITHDRAWALS IN A BENEFIT YEAR. SEE THE "IMPACT OF WITHDRAWALS" PROVISION BELOW. YOU WILL ALSO LOSE THE GUARANTEED MINIMUM WITHDRAWAL BENEFIT IF YOU ANNUITIZE OR SURRENDER THE CONTRACT OR IF YOU ELECT TO TERMINATE THE RIDER ON ANY CONTRACT ANNIVERSARY ON OR AFTER THE FIFTH CONTRACT ANNIVERSARY. IN ADDITION, YOU WILL NO LONGER RECEIVE LIFETIME PAYMENTS OF YOUR GUARANTEED MINIMUM WITHDRAWAL BENEFIT IF (I)(A) AFTER A WITHDRAWAL, YOUR CONTRACT VALUE IS LESS THAN THE AMOUNT REQUIRED TO KEEP YOUR CONTRACT IN EFFECT OR (B) YOUR CONTRACT VALUE IS REDUCED TO $100 AND (II) YOUR WITHDRAWAL LIMIT IS LESS THAN $100. INSTEAD, YOU COULD RECEIVE, AT LEAST, A LUMP SUM EQUAL TO THE PRESENT VALUE OF FUTURE LIFETIME PAYMENTS IN THE AMOUNT OF THE WITHDRAWAL LIMIT.

THE PRINCIPAL PROTECTION DEATH BENEFIT PROVIDED UNDER THE RIDER, IF ELECTED, WILL BE REDUCED AND MAY BE LOST BASED ON WITHDRAWALS YOU TAKE FROM THE CONTRACT. YOU WILL ALSO LOSE THE PRINCIPAL PROTECTION DEATH BENEFIT IF YOU ANNUITIZE OR SURRENDER THE CONTRACT OR IF YOU ELECT TO TERMINATE THE RIDER ON ANY CONTRACT ANNIVERSARY ON OR AFTER THE FIFTH CONTRACT ANNIVERSARY.

Lifetime Income Plus 2008 and the Principal Protection Death Benefit may not be available in all states or markets. We reserve the right to discontinue offering Lifetime Income Plus 2008 and the Principal Protection Death Benefit at any time and for any reason. If you wish to elect Lifetime Income Plus 2008, with or without the Principal Protection Death Benefit, you must do so at the time of application. Lifetime Income Plus 2008, with or without the Principal Protection Death Benefit, may be purchased with the Annual Step-Up Death Benefit Rider, but not with any of the other death benefit rider options.

References to Lifetime Income Plus 2008 include a rider issued with or without the Principal Protection Death Benefit, as applicable, unless stated otherwise.

You may terminate this rider without terminating the contract on any contract anniversary on or after the fifth contract anniversary.

INVESTMENT STRATEGY FOR LIFETIME INCOME PLUS 2008. In order to receive the full benefit provided by Lifetime Income Plus 2008, you must invest all premium payments and allocations in accordance with a prescribed Investment Strategy.

Investment Strategies may change from time to time. You may allocate your assets in accordance with your Investment Strategy prescribed at the time the contract was issued, or in accordance with the Investment Strategy in effect at the time you reset your benefit. Therefore, you may have assets allocated to an Investment Strategy that is different than the Investment Strategy described in this prospectus. Your ability to choose different Investment Strategies is limited, as described below.

The Investment Strategy includes Designated Subaccounts and five of the Asset Allocation Models (Asset Allocation Models A, B, C and D and the Build Your Own Asset Allocation Model). Under this Investment Strategy, contract owners may allocate assets to EITHER one of the four available Asset Allocation Models OR to one or more Designated Subaccounts OR to the Build Your Own Asset Allocation Model. Contract owners, however, may elect to participate in the Defined Dollar Cost Averaging program, which permits the owner to systematically transfer a fixed dollar amount on a monthly basis for twelve months from the Designated Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund to one of the available Investment Strategy options. The Designated Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund is only available as part of the Defined Dollar Cost Averaging program. For more information about the Defined Dollar Cost Averaging program, the Asset Allocation Models and the Subaccounts comprising each of the Asset Allocation Models and the Designated Subaccounts, please see the "Defined Dollar Cost Averaging Program," "Subaccounts" and "Asset Allocation Program" provisions of this prospectus.

On a monthly basis, we will rebalance your Contract Value to the Subaccounts in accordance with the percentages that you have chosen to invest in the Designated Subaccounts or the Build Your Own Asset Allocation Model or in accordance with the allocations that comprise the applicable Asset Allocation Model. In addition, we will also rebalance your Contract Value on any Valuation Day after any transaction involving a withdrawal, receipt of a premium payment or a transfer of Contract Value, unless you instruct us otherwise. If you are participating in the Defined Dollar Cost Averaging program, rebalancing will not affect the assets allocated to the Designated Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund. YOUR ALLOCATION INSTRUCTIONS MUST ALWAYS COMPLY WITH THE INVESTMENT STRATEGY.

Shares of a Portfolio may become unavailable under the contract for new premium payments, transfers and asset rebalancing. As a result, shares of a Portfolio may also become unavailable under your Investment Strategy. Investment Strategies may be modified to respond to such events by removing unavailable Portfolios and adding new Portfolios as appropriate. Because such changes may affect your allocation instructions, you will need to provide updated allocation instructions to comply with the modified Investment Strategy. If you do not provide updated allocation instructions, any subsequent premium payments or transfers requesting payment to an unavailable Portfolio will be considered not in good order. Assets will remain invested as allocated at the time the Portfolio became unavailable, except in a situation where the affected Portfolio is removed. In that case, the assets that were invested in the removed Portfolio will be invested in a new Portfolio consistent with SEC precedent (appropriate no-action relief, substitution order, etc.), unless you are invested in the Build Your Own Asset Allocation Model. If you are invested in the Build Your Own Asset Allocation Model, all of the assets you have invested in the Build Your Own Asset Allocation Model will be moved from the Model to Asset Allocation Model C. Your assets will remain in Asset Allocation Model C, and any subsequent premium payments or transfer requests will be applied accordingly. You will need to provide us with updated allocation instructions if you want to invest in the Build Your Own Asset Allocation Model or another available Investment Strategy option.

Periodic rebalancing to unavailable Portfolios will cease until we receive updated allocation instructions that comply with the modified Investment Strategy.

The current Investment Strategy is as follows:

   (1) owners may allocate assets to the following Designated Subaccounts:

       AIM Variable Insurance Funds (Invesco Variable Insurance Funds) -- Invesco Van Kampen V.I. Equity and Income Fund -- Series II shares;

       AllianceBernstein Variable Products Series Fund, Inc. --
       AllianceBernstein Balanced Wealth Strategies Portfolio -- Class B;

       BlackRock Variable Series Funds, Inc. -- BlackRock Global Allocation V.I. Fund -- Class III Shares;

       Fidelity Variable Insurance Products Fund -- VIP Balanced Portfolio -- Service Class 2;

       GE Investments Funds, Inc. -- Total Return Fund -- Class 3 Shares;

       Janus Aspen Series -- Balanced Portfolio -- Service Shares;

       MFS(R) Variable Insurance Trust -- MFS(R) Total Return Series -- Service Class Shares; and/or

       Oppenheimer Variable Account Funds -- Oppenheimer Balanced Fund/VA -- Service Shares;

       OR

   (2) owners may allocate assets to Asset Allocation Model A, B, C OR D.

       OR

   (3) owners may allocate assets to the Build Your Own Asset Allocation Model.

Contract owners may elect to participate in the Defined Dollar Cost Averaging program when they apply for the contract. Defined Dollar Cost Averaging permits the owner to systematically transfer a fixed dollar amount on a monthly basis for twelve months from the Designated Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund to one of the available Investment Strategy options. The Designated Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund is only available as part of the Defined Dollar Cost Averaging program.

WITHDRAWAL LIMIT. The Withdrawal Limit is calculated on each Valuation Day. The Withdrawal Limit is the benefit base multiplied by the Withdrawal Factor. On each Valuation Day, the benefit base is the greatest of the Contract Value on the prior contract anniversary, the Withdrawal Base, and the Roll-Up Value.

The Withdrawal Factor is established based on the age of the younger Annuitant on the earlier of the Valuation Day of the first Gross Withdrawal and the Valuation Day when the Contract Value is reduced to $100. The Withdrawal Factor percentages will be provided in your contract.

WITHDRAWAL BASE. Your initial Withdrawal Base is equal to your initial premium payment received and is adjusted when any subsequent premium payment is received, as described in the "Premium Payments" provision. It may also change as a result of a withdrawal or reset, as described below.

ROLL-UP VALUE. Your initial Roll-Up Value is equal to your initial premium payment received. We will increase your Roll-Up Value on each day. The new Roll-Up Value is equal to the sum of (a) and (b), multiplied by (c), where:

   (a) is the Roll-Up Value on the prior day;

   (b) is any premium payment(s) made on the prior Valuation Day; and

   (c) is the daily roll-up factor, as shown in your contract.

On each contract anniversary, if the Withdrawal Base is greater than the current Roll-Up Value, the Roll-Up Value will be increased to the Withdrawal Base. The Roll-Up Value will continue to increase until the date of the first withdrawal or the later of the tenth anniversary of the Contract Date and the date the older Annuitant turns age 65. The Roll-Up Value will not increase after this date.

On any Valuation Day you make a Gross Withdrawal, if that Gross Withdrawal plus all prior Gross Withdrawals in a Benefit Year is in excess of the Withdrawal Limit, your Roll-Up Value will be reduced to zero. The Roll-Up Value will not increase after this date. When requesting an excess withdrawal, you will be asked if you understand the implications of the excess withdrawal and if you would like to proceed with the request.

PREMIUM PAYMENTS. Any premium payment applied to your contract will be added to your Withdrawal Base and your Principal Protection Death Benefit (if applicable), and may be added to your Roll-Up Value as described in the "Roll-Up Value" provision above. YOU MUST ALLOCATE ALL ASSETS TO THE PRESCRIBED INVESTMENT STRATEGY.

IMPORTANT NOTE. WE RESERVE THE RIGHT TO NOT ADJUST THE WITHDRAWAL BASE, PRINCIPAL PROTECTION DEATH BENEFIT (IF APPLICABLE), AND/OR ROLL-UP VALUE FOR ANY SUBSEQUENT PREMIUM PAYMENTS RECEIVED. As a result, it is possible that you would not be able to make subsequent premium payments after the initial premium payment to take advantage of the benefits provided by Lifetime Income Plus 2008 that would be associated with such additional premium payments. Before making premium payments that do not increase the Withdrawal Base, Principal Protection Death Benefit (if applicable) or Roll-Up Value, you should consider that:
(i) the guaranteed amounts provided by the Withdrawal Base, Principal Protection Death Benefit (if applicable) and Roll-Up Value will not include such premium payments; and (ii) this rider may not make sense for you if you intend to make premium payments that will not increase the Withdrawal Base, Principal Protection Death Benefit (if applicable) and Roll-Up Value.

RESET OF THE BENEFIT. You may reset your Withdrawal Base on an annual anniversary of the Contract Date when your Contract Value is higher than the Withdrawal Base. If such contract anniversary is not a Valuation Day, the reset will occur on the next Valuation Day. On the Valuation Day you reset your benefit, we will reset the Investment Strategy to the current Investment Strategy and reset the charges for this rider. For Lifetime Income Plus without the Principal Protection Death Benefit, the new charges, which may be higher than your previous charges, will never exceed 2.00% of the benefit base. For Lifetime Income Plus with the Principal Protection Death Benefit, the new charges, which may be higher than your previous charges, will never exceed 2.00% of the benefit base PLUS 0.50% of the value of the Principal Protection Death Benefit. The reset date must be at least 12 months after the later of the Contract Date and the last reset date. Resets will occur automatically unless such automatic resets are or have been terminated.

Any change to the charges or to the required Investment Strategy for this rider will be communicated to you in writing prior to the contract anniversary date. Upon reset, these changes will apply. THE RESET PROVISION IS NOT AVAILABLE ON OR AFTER THE LATEST PERMITTED MATURITY DATE.

Automatic resets will continue until and unless:

   (a) the owner (or owners) submits a written request to our Home Office to terminate automatic resets (such a request must be received at least 15 days prior to the contract anniversary date);

   (b) the Investment Strategy changes, allocations are affected, and we do not receive confirmation of new allocations from you at our Home Office;

   (c) income payments begin via annuitization; or

   (d) ownership of the contract changes.

If automatic resets have terminated, you may later reinstate automatic resets for any future contract anniversary by submitting a written request to do so; provided you are following the Investment Strategy and income payments have not begun.

PLEASE NOTE THAT AN AUTOMATIC RESET WILL OCCUR ON A CONTRACT ANNIVERSARY IF CONTRACT VALUE IS EVEN NOMINALLY HIGHER THAN THE WITHDRAWAL BASE (E.G., AS LITTLE AS $1.00 HIGHER) AND, THEREFORE, AN AUTOMATIC RESET MAY NOT BE IN YOUR BEST INTEREST BECAUSE: (I) THE CHARGES FOR THIS RIDER MAY BE HIGHER THAN YOUR PREVIOUS CHARGES AND (II) THE INVESTMENT STRATEGY WILL BE RESET TO THE CURRENT INVESTMENT STRATEGY (THE INVESTMENT STRATEGY OFFERED ON THE RESET DATE). PLEASE CAREFULLY CONSIDER THE IMPACT OF AUTOMATIC RESETS WHEN YOU ELECT LIFETIME INCOME PLUS 2008 AND WHILE THE RIDER IS IN EFFECT.

IMPACT OF WITHDRAWALS. If a Gross Withdrawal PLUS all prior Gross Withdrawals in a Benefit Year is in excess of the Withdrawal Limit, your Withdrawal Base, Principal Protection Death Benefit (if applicable) and Roll-Up Value are REDUCED. The new Withdrawal Base equals the lesser of (a) and (b), where:

   (a) is the Contract Value on the Valuation Day after the Gross Withdrawal;
       and

   (b) is the prior Withdrawal Base MINUS the Gross Withdrawal.

The new Principal Protection Death Benefit (if applicable) equals the lesser of
(a) and (b), where:

   (a) is the Contract Value on the Valuation Day after the Gross Withdrawal;
       and

   (b) is the prior Principal Protection Death Benefit MINUS the Gross
       Withdrawal.

The new Roll-Up Value will be zero. Additional premium payments will not increase the Roll-Up Value.

If the total Gross Withdrawals in a Benefit Year are less than or equal to the Withdrawal Limit, we will waive any surrender charge on the Gross Withdrawal.

The Withdrawal Limit will be increased for any Benefit Year to the extent necessary to meet any minimum distribution requirements based on life expectancy under federal tax law. This increase applies only to the required minimum distribution based on the Contract Value for the calendar year ending within the Benefit Year.

You should carefully manage withdrawals because excess withdrawals will have adverse consequences on the benefits provided under Lifetime Income Plus 2008, particularly in down markets. Over the period of time during which you take withdrawals, there is the risk that you may need funds in excess of the Withdrawal Limit and, if you do not have other sources of income available, you may need to take (excess) withdrawals that will reduce your Withdrawal Base (and, consequently, your Withdrawal Limit), the Principal Protection Death Benefit (if applicable), and your Roll-Up Value.

You also should carefully consider when to begin taking withdrawals if you elected Lifetime Income Plus 2008. The longer you wait before beginning to take withdrawals, the higher the Withdrawal Factor will be, which is one of the components used to determine the amount of your Withdrawal Limit. If you delay taking withdrawals too long, however, you may limit the number of years available for you to take withdrawals in the future (due to life expectancy) and you may be paying for a benefit you are not using.

YOUR CONTRACT VALUE AFTER TAKING A WITHDRAWAL MAY BE LESS THAN THE AMOUNT REQUIRED TO KEEP YOUR CONTRACT IN EFFECT. IN THIS EVENT, OR IF YOUR CONTRACT VALUE IS REDUCED TO $100, THE FOLLOWING WILL OCCUR:

  . IF THE WITHDRAWAL LIMIT IS LESS THAN $100, WE WILL PAY YOU THE GREATEST OF THE FOLLOWING:

     (A) THE CONTRACT VALUE;

     (B) A LUMP SUM EQUAL TO THE PRESENT VALUE OF FUTURE LIFETIME PAYMENTS IN THE AMOUNT OF THE WITHDRAWAL LIMIT CALCULATED USING THE 2000 ANNUITY MORTALITY TABLE AND AN INTEREST RATE OF 3%; AND

     (C) THE PRINCIPAL PROTECTION DEATH BENEFIT (IF APPLICABLE).

  . IF THE WITHDRAWAL LIMIT IS GREATER THAN OR EQUAL TO $100, WE WILL BEGIN INCOME PAYMENTS. WE WILL MAKE PAYMENTS OF A FIXED AMOUNT FOR THE LIFE OF THE ANNUITANT OR, IF THERE ARE JOINT ANNUITANTS, THE LAST SURVIVING ANNUITANT. THE FIXED AMOUNT PAYABLE ANNUALLY WILL EQUAL THE MOST RECENTLY CALCULATED WITHDRAWAL LIMIT. WE WILL MAKE PAYMENTS MONTHLY OR ON ANOTHER PERIODIC BASIS AGREED BY US. IF THE MONTHLY AMOUNT IS LESS THAN $100, WE WILL REDUCE THE FREQUENCY SO THAT THE PAYMENT WILL BE AT LEAST $100. THE PRINCIPAL PROTECTION DEATH BENEFIT (IF APPLICABLE) WILL CONTINUE UNDER THIS PROVISION. THE PRINCIPAL PROTECTION DEATH BENEFIT WILL BE REDUCED BY EACH PAYMENT. THE PRINCIPAL PROTECTION DEATH BENEFIT, IF ANY, WILL BE PAYABLE ON THE DEATH OF THE LAST SURVIVING ANNUITANT.

PRINCIPAL PROTECTION DEATH BENEFIT. You may purchase Lifetime Income Plus 2008 with the Principal Protection Death Benefit. The Principal Protection Death Benefit is a feature available only with Lifetime Income Plus 2008. It cannot be elected separately from Lifetime Income Plus 2008.

The Principal Protection Death Benefit is used to determine the death benefit, if any, payable under the contract and rider as described in the "Death Provisions" section below. The Principal Protection Death Benefit on the Contract Date is equal to the initial premium payment. Premium payments in a Benefit Year increase the Principal Protection Death Benefit.

Gross Withdrawals in a Benefit Year decrease the Principal Protection Death Benefit. If a Gross Withdrawal plus all prior Gross Withdrawals in a Benefit Year is less than or equal to the Withdrawal Limit, the Principal Protection Death Benefit will be reduced by the Gross Withdrawal. If a Gross Withdrawal plus all prior Gross Withdrawals in a Benefit Year is in excess of the Withdrawal Limit, your Principal Protection Death Benefit will equal the lesser of (a) and (b), where:

   (a) is the Contract Value on the Valuation Day after the Gross Withdrawal;
       and

   (b) is the prior Principal Protection Death Benefit minus the Gross
       Withdrawal.

DEATH PROVISIONS. At the death of the last surviving Annuitant, a death benefit may be payable under this contract and rider. The amount of any death benefit payable will be the greatest of (a), (b) and (c), where:

   (a) is the death benefit as calculated under the base contract;

   (b) is the Principal Protection Death Benefit (if applicable); and

   (c) is any amount payable by any other optional death benefit rider (if applicable).

The death benefit payable will be paid according to the distribution rules under the contract.

If the designated beneficiary is a surviving spouse who is not an Annuitant, whose age is 45 through 85, and who elects to continue the contract as the new owner, this rider will continue. The Withdrawal Base and Roll-Up Value for the new owner will be the death benefit determined as of the first Valuation Day we receive at our Home Office due proof of death and all required forms. The Withdrawal Factor for the new owner will be based on the age of that owner on the date of the first Gross Withdrawal for that owner.

If the designated beneficiary is a surviving spouse who is an Annuitant and who elects to continue the contract as the owner, this rider will continue. The Withdrawal Base and Roll-Up Value will be the same as it was under the contract for the deceased owner. If no withdrawals were taken prior to the first Valuation Day we receive due proof of death and all required forms at our Home Office, the Withdrawal Factor for the surviving spouse will be established based on the attained age of the surviving spouse on the date of the first Gross Withdrawal for the surviving spouse. Otherwise, the Withdrawal Factor will continue as it was under the contract for the deceased owner.

If the surviving spouse cannot continue the rider, the rider and the rider charges will terminate. The charges for this rider will be calculated, pro rata, and deducted.

Proceeds that were transferred to the GE Investments Funds, Inc. -- Money Market Fund upon the death of the owner will be reallocated to the Investment Strategy and the asset percentages then in effect at the time of the death of the owner. Such reallocations will not be counted as a transfer for the purpose of the number of transfers allowed under the contract in a calendar year.

CONSIDERATIONS. While the rider is designed to provide life-time withdrawal benefits, these benefits are only guaranteed to the extent you comply with the limits, conditions and restrictions set forth in the contract.

RIDER CHARGE. We assess a charge for the guaranteed minimum withdrawal benefit provided by the rider. The charge for the guaranteed minimum withdrawal benefit is calculated quarterly as a percentage of the benefit base, as defined and determined under the rider, and deducted quarterly from the Contract Value. Please note that, if your benefit base increases, the amount deducted from your Contract Value will increase.

If you purchase Lifetime Income Plus 2008 with the Principal Protection Death Benefit, a charge will be assessed for the Principal Protection Death Benefit that is in addition to the charge for the guaranteed minimum withdrawal benefit under the rider. The charge for the Principal Protection Death Benefit is calculated quarterly as a percentage of the value of the Principal Protection Death Benefit, as defined and determined under the rider, and deducted quarterly from the Contract Value. Please note that, if the value of the Principal Protection Death Benefit increases through additional premium payments, the amount deducted from your Contract Value will increase. The charge for the Principal Protection Death Benefit is higher if any annuitant is age 71 or older at the time of application.

We also apply different charges for the rider for a contract that is a single Annuitant contract and a contract that is a Joint Annuitant contract. Once a contract is a Joint Annuitant contract and the Joint Annuitant rider charge is applied, the Joint Annuitant rider charge will continue while the rider is in effect. If a spouse is added as Joint Annuitant after the contract is issued, new charges may apply. These new charges may be higher than the charges previously applicable to your contract.

If you reset your benefits under the rider, we will reset the charges for the rider, which may be higher than your previous charges.

We currently assess the following charges for the rider, calculated and deducted as described above:


Lifetime Income Plus 2008 without the Principal Protection Death Benefit

   Single Annuitant Contract           0.75% of benefit base
--------------------------------------------------------------------------
   Joint Annuitant Contract            0.85% of benefit base
--------------------------------------------------------------------------

Lifetime Income Plus 2008 with the Principal Protection Death Benefit --
 Annuitant Age 45-70

   Single Annuitant Contract           0.75% of benefit base PLUS
                                       0.15% of value of Principal
                                       Protection Death Benefit
--------------------------------------------------------------------------
   Joint Annuitant Contract            0.85% of benefit base PLUS
                                       0.15% of value of Principal
                                       Protection Death Benefit
--------------------------------------------------------------------------

Lifetime Income Plus 2008 with the Principal Protection Death Benefit --
 Annuitant Age 71-85

   Single Annuitant Contract           0.75% of benefit base PLUS
                                       0.40% of value of Principal
                                       Protection Death Benefit
--------------------------------------------------------------------------
   Joint Annuitant Contract            0.85% of benefit base PLUS
                                       0.40% of value of Principal
                                       Protection Death Benefit
--------------------------------------------------------------------------

The charges for Lifetime Income Plus 2008 without the Principal Protection Death Benefit will never exceed 2.00% of benefit base. The charges for Lifetime Income Plus 2008 with the Principal Protection Death Benefit will never exceed 2.00% of benefit base PLUS 0.50% of the value of the Principal Protection Death Benefit.

On the day the rider and/or the contract terminates, the charges for this rider will be calculated, pro rata, and deducted.

Please note that you will begin paying the rider charge (including the applicable charge associated with the Principal Protection Death Benefit if you have elected that option) as of the date the rider takes effect, even if you do not begin taking withdrawals under the rider for many years, or ever. We will not refund the charges you have paid under the rider if you never choose to take withdrawals and/or if you never receive any payments under the rider; nor will we refund charges if the Principal Protection Death Benefit feature under a contract does not pay out.

WHEN THE RIDER IS EFFECTIVE

If available, Lifetime Income Plus 2008 and the Principal Protection Death Benefit must be elected at application. The rider will remain in effect while the contract is in force and before the Maturity Date. You may terminate this rider (without terminating the contract) on any contract anniversary on or after the 5th contract anniversary. Otherwise this rider and the corresponding charges will terminate on the Maturity Date.

At any time before the Maturity Date, you can elect to annuitize under current annuity rates in lieu of continuing Lifetime Income Plus 2008. This may provide a higher income amount and/or more favorable tax treatment than payments made under this rider.

CHANGE OF OWNERSHIP

We must approve any assignment or sale of this contract unless the assignment is a court ordered assignment.

GENERAL PROVISIONS

For purposes of this rider:

  . A non-natural entity owner must name an Annuitant and may name the Annuitant's spouse as a Joint Annuitant.

  . An individual owner must also be an Annuitant and may name his or her spouse as a Joint Annuitant at issue.

  .  A joint owner must be the owner's spouse.

  . If you marry after issue, you may add your spouse as a joint owner and Joint Annuitant or as a Joint Annuitant only, subject to our approval.

  . Under federal tax law civil union partners and same-sex spouses are not permitted to continue the contract without taking required distributions upon the death of an owner. Therefore, even if named a joint owner/Joint Annuitant, a same-sex spouse or civil union partner will have to take required distributions upon the death of the other joint owner/Joint Annuitant. See the "Distribution Rules" provision of this prospectus. If this situation applies to you, you should consult a tax adviser.

EXAMPLES

The following examples show how Lifetime Income Plus 2008 works based on hypothetical values. The examples are for illustrative purposes only and are not intended to depict investment performance of the contract and, therefore, should not be relied upon in making a decision to invest in the rider or contract. The examples assume current rider charges for all periods shown. If an owner resets the benefits under the rider, we reset the charges for the rider, which may be higher than the previous charges. Higher rider charges would produce lower values in the examples.

This example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract for $100,000 and elects Lifetime Income Plus 2008 without the Principal Protection Death Benefit;

   (2) the owner makes no additional premium payments;

   (3) the owner is age 52 at issue, waits 13 years to take a withdrawal, and has a Withdrawal Factor of 5.5%;

   (4) the Roll-Up Value increases until age 65;

   (5) the contract earns a net return of -2%, before rider charges are deducted;

   (6) the owner takes partial withdrawals equal to the Withdrawal Limit (which is the Withdrawal Factor multiplied by the benefit base) for the rest of the owner's life;

   (7) The Withdrawal Base is reset annually on the contract anniversary; and

   (8) the owner dies upon reaching age 90.

                                          CONTRACT VALUE -
                              WITHDRAWALS  END OF YEAR -   WITHDRAWAL    ROLL-UP                     DEATH
   AGE -    CONTRACT VALUE -    TAKEN -     AFTER RIDER      BASE -      VALUE -   BENEFIT BASE -  BENEFIT -
END OF YEAR BEGINNING OF YEAR END OF YEAR     CHARGES      END OF YEAR END OF YEAR  END OF YEAR   END OF YEAR
-------------------------------------------------------------------------------------------------------------
    53          $100,000        $    --       $97,205       $100,000    $106,000      $106,000     $100,000
    54            97,205             --        94,418        100,000     112,360       112,360      100,000
    55            94,418             --        91,637        100,000     119,102       119,102      100,000
    56            91,637             --        88,857        100,000     126,248       126,248      100,000
    57            88,857             --        86,076        100,000     133,823       133,823      100,000
    58            86,076             --        83,291        100,000     141,852       141,852      100,000
    59            83,291             --        80,497        100,000     150,363       150,363      100,000
    60            80,497             --        77,692        100,000     159,385       159,385      100,000
    61            77,692             --        74,871        100,000     168,948       168,948      100,000
    62            74,871             --        72,030        100,000     179,085       179,085      100,000
    63            72,030             --        69,166        100,000     189,830       189,830      100,000
    64            69,166             --        66,274        100,000     201,220       201,220      100,000
    65            66,274         11,731        51,617        100,000     213,293       213,293       81,482
    66            51,617         11,731        37,254        100,000     213,293       213,293       61,968
    67            37,254         11,731        23,153        100,000     213,293       213,293       41,129
    68            23,153         11,731         9,334        100,000     213,293       213,293       18,225
    69             9,334         11,731            --        100,000     213,293       213,293           --
    70                --         11,731            --        100,000     213,293       213,293           --
    71                --         11,731            --        100,000     213,293       213,293           --
    72                --         11,731            --        100,000     213,293       213,293           --
    73                --         11,731            --        100,000     213,293       213,293           --
    74                --         11,731            --        100,000     213,293       213,293           --
    75                --         11,731            --        100,000     213,293       213,293           --
    76                --         11,731            --        100,000     213,293       213,293           --
    77                --         11,731            --        100,000     213,293       213,293           --
    78                --         11,731            --        100,000     213,293       213,293           --
    79                --         11,731            --        100,000     213,293       213,293           --
    80                --         11,731            --        100,000     213,293       213,293           --
    81                --         11,731            --        100,000     213,293       213,293           --
    82                --         11,731            --        100,000     213,293       213,293           --
    83                --         11,731            --        100,000     213,293       213,293           --
    84                --         11,731            --        100,000     213,293       213,293           --
    85                --         11,731            --        100,000     213,293       213,293           --
    86                --         11,731            --        100,000     213,293       213,293           --
    87                --         11,731            --        100,000     213,293       213,293           --
    88                --         11,731            --        100,000     213,293       213,293           --
    89                --         11,731            --        100,000     213,293       213,293           --
    90                --         11,731            --        100,000     213,293       213,293           --
-------------------------------------------------------------------------------------------------------------

This example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract for $100,000 and elects Lifetime Income Plus 2008 with the Principal Protection Death Benefit;

   (2) the owner makes no additional premium payments;

   (3) the owner is age 52 at issue, waits 13 years to take a withdrawal, and has a Withdrawal Factor of 5.5%;

   (4) the Roll-Up Value increases until age 65;

   (5) the contract earns a net return of -2%, before rider charges are deducted;

   (6) the owner takes partial withdrawals equal to the Withdrawal Limit (which is the Withdrawal Factor multiplied by the benefit base) for the rest of the owner's life;

   (7) The Withdrawal Base is reset annually on the contract anniversary; and

   (8) the owner dies upon reaching age 90.

                                          CONTRACT VALUE -
                              WITHDRAWALS  END OF YEAR -   WITHDRAWAL    ROLL-UP                     DEATH
   AGE -    CONTRACT VALUE -    TAKEN -     AFTER RIDER      BASE -      VALUE -   BENEFIT BASE -  BENEFIT -
END OF YEAR BEGINNING OF YEAR END OF YEAR     CHARGES      END OF YEAR END OF YEAR  END OF YEAR   END OF YEAR
-------------------------------------------------------------------------------------------------------------
    53          $100,000        $    --       $97,055       $100,000    $106,000      $106,000     $100,000
    54            97,055             --        94,121        100,000     112,360       112,360      100,000
    55            94,121             --        91,196        100,000     119,102       119,102      100,000
    56            91,196             --        88,275        100,000     126,248       126,248      100,000
    57            88,275             --        85,356        100,000     133,823       133,823      100,000
    58            85,356             --        82,435        100,000     141,852       141,852      100,000
    59            82,435             --        79,508        100,000     150,363       150,363      100,000
    60            79,508             --        76,573        100,000     159,385       159,385      100,000
    61            76,573             --        73,624        100,000     168,948       168,948      100,000
    62            73,624             --        70,658        100,000     179,085       179,085      100,000
    63            70,658             --        67,672        100,000     189,830       189,830      100,000
    64            67,672             --        64,659        100,000     201,220       201,220      100,000
    65            64,659         11,731        49,903        100,000     213,293       213,293       88,269
    66            49,903         11,731        35,459        100,000     213,293       213,293       76,538
    67            35,459         11,731        21,297        100,000     213,293       213,293       64,807
    68            21,297         11,731         7,435        100,000     213,293       213,293       53,076
    69             7,435         11,731            --        100,000     213,293       213,293       41,344
    70                --         11,731            --        100,000     213,293       213,293       29,613
    71                --         11,731            --        100,000     213,293       213,293       17,882
    72                --         11,731            --        100,000     213,293       213,293        6,151
    73                --         11,731            --        100,000     213,293       213,293           --
    74                --         11,731            --        100,000     213,293       213,293           --
    75                --         11,731            --        100,000     213,293       213,293           --
    76                --         11,731            --        100,000     213,293       213,293           --
    77                --         11,731            --        100,000     213,293       213,293           --
    78                --         11,731            --        100,000     213,293       213,293           --
    79                --         11,731            --        100,000     213,293       213,293           --
    80                --         11,731            --        100,000     213,293       213,293           --
    81                --         11,731            --        100,000     213,293       213,293           --
    82                --         11,731            --        100,000     213,293       213,293           --
    83                --         11,731            --        100,000     213,293       213,293           --
    84                --         11,731            --        100,000     213,293       213,293           --
    85                --         11,731            --        100,000     213,293       213,293           --
    86                --         11,731            --        100,000     213,293       213,293           --
    87                --         11,731            --        100,000     213,293       213,293           --
    88                --         11,731            --        100,000     213,293       213,293           --
    89                --         11,731            --        100,000     213,293       213,293           --
    90                --         11,731            --        100,000     213,293       213,293           --
-------------------------------------------------------------------------------------------------------------

This next example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract for $100,000 and elects Lifetime Income Plus 2008 without the Principal Protection Death Benefit;

   (2) the owner makes no additional premium payments;

   (3) the owner is age 72 at issue, waits 10 years to take a withdrawal, and has a Withdrawal Factor of 7%;

   (4) the Roll-Up Value increases for 10 years;

   (5) the contract earns a net return of -2%, before rider charges are deducted;

   (6) the owner takes partial withdrawals equal to the Withdrawal Limit (which is the Withdrawal Factor multiplied by the benefit base) for the rest of the owner's life;

   (7) The Withdrawal Base is reset annually on the contract anniversary; and

   (8) the owner dies upon reaching age 90.

                                          CONTRACT VALUE -
                              WITHDRAWALS  END OF YEAR -   WITHDRAWAL    ROLL-UP                     DEATH
   AGE -    CONTRACT VALUE -    TAKEN -     AFTER RIDER      BASE -      VALUE -   BENEFIT BASE -  BENEFIT -
END OF YEAR BEGINNING OF YEAR END OF YEAR     CHARGES      END OF YEAR END OF YEAR  END OF YEAR   END OF YEAR
-------------------------------------------------------------------------------------------------------------
    73          $100,000        $    --       $97,205       $100,000    $106,000      $106,000     $100,000
    74            97,205             --        94,418        100,000     112,360       112,360      100,000
    75            94,418             --        91,637        100,000     119,102       119,102      100,000
    76            91,637             --        88,857        100,000     126,248       126,248      100,000
    77            88,857             --        86,076        100,000     133,823       133,823      100,000
    78            86,076             --        83,291        100,000     141,852       141,852      100,000
    79            83,291             --        80,497        100,000     150,363       150,363      100,000
    80            80,497             --        77,692        100,000     159,385       159,385      100,000
    81            77,692             --        74,871        100,000     168,948       168,948      100,000
    82            74,871         12,536        59,494        100,000     179,085       179,085       82,596
    83            59,494         12,536        44,426        100,000     179,085       179,085       64,419
    84            44,426         12,536        29,658        100,000     179,085       179,085       45,280
    85            29,658         12,536        15,161        100,000     179,085       179,085       24,785
    86            15,161         12,536           953        100,000     179,085       179,085        1,752
    87               953         12,536            --        100,000     179,085       179,085           --
    88                --         12,536            --        100,000     179,085       179,085           --
    89                --         12,536            --        100,000     179,085       179,085           --
    90                --         12,536            --        100,000     179,085       179,085           --
-------------------------------------------------------------------------------------------------------------

This next example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract for $100,000 and elects Lifetime Income Plus 2008 with the Principal Protection Death Benefit;

   (2) the owner makes no additional premium payments;

   (3) the owner is age 72 at issue, waits 10 years to take a withdrawal, and has a Withdrawal Factor of 7%;

   (4) the Roll-Up Value increases for 10 years;

   (5) the contract earns a net return of -2%, before rider charges are deducted;

   (6) the owner takes partial withdrawals equal to the Withdrawal Limit (which is the Withdrawal Factor multiplied by the benefit base) for the rest of the owner's life;

   (7) The Withdrawal Base is reset annually on the contract anniversary; and

   (8) the owner dies upon reaching age 90.

                                          CONTRACT VALUE -
                              WITHDRAWALS  END OF YEAR -   WITHDRAWAL    ROLL-UP                     DEATH
   AGE -    CONTRACT VALUE -    TAKEN -     AFTER RIDER      BASE -      VALUE -   BENEFIT BASE -  BENEFIT -
END OF YEAR BEGINNING OF YEAR END OF YEAR     CHARGES      END OF YEAR END OF YEAR  END OF YEAR   END OF YEAR
-------------------------------------------------------------------------------------------------------------
    73          $100,000        $    --       $96,805       $100,000    $106,000      $106,000     $100,000
    74            96,805             --        93,626        100,000     112,360       112,360      100,000
    75            93,626             --        90,460        100,000     119,102       119,102      100,000
    76            90,460             --        87,304        100,000     126,248       126,248      100,000
    77            87,304             --        84,155        100,000     133,823       133,823      100,000
    78            84,155             --        81,008        100,000     141,852       141,852      100,000
    79            81,008             --        77,860        100,000     150,363       150,363      100,000
    80            77,860             --        74,707        100,000     159,385       159,385      100,000
    81            74,707             --        71,546        100,000     168,948       168,948      100,000
    82            71,546         12,536        55,886        100,000     179,085       179,085       87,464
    83            55,886         12,536        40,590        100,000     179,085       179,085       74,928
    84            40,590         12,536        25,649        100,000     179,085       179,085       62,392
    85            25,649         12,536        11,033        100,000     179,085       179,085       49,856
    86            11,033         12,536            --        100,000     179,085       179,085       37,320
    87                --         12,536            --        100,000     179,085       179,085       24,784
    88                --         12,536            --        100,000     179,085       179,085       12,248
    89                --         12,536            --        100,000     179,085       179,085           --
    90                --         12,536            --        100,000     179,085       179,085           --
-------------------------------------------------------------------------------------------------------------

This next example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract for $100,000 and elects Lifetime Income Plus 2008 without the Principal Protection Death Benefit;

   (2) the owner makes no additional premium payments;

   (3) the owner is age 65 at issue and has a Withdrawal Factor of 5.5%;

   (4) the Roll-Up Value increases for 1 year;

   (5) the contract earns a net return of 8%, before rider charges are deducted;

   (6) the owner takes partial withdrawals equal to the Withdrawal Limit (which is the Withdrawal Factor multiplied by the benefit base) for the rest of the owner's life;

   (7) the Withdrawal Base is reset annually on the contract anniversary; and

   (8) the owner dies upon reaching age 90.

                                          CONTRACT VALUE -
                              WITHDRAWALS  END OF YEAR -   WITHDRAWAL    ROLL-UP                     DEATH
   AGE -    CONTRACT VALUE -    TAKEN -     AFTER RIDER      BASE -      VALUE -   BENEFIT BASE -  BENEFIT -
END OF YEAR BEGINNING OF YEAR END OF YEAR     CHARGES      END OF YEAR END OF YEAR  END OF YEAR   END OF YEAR
-------------------------------------------------------------------------------------------------------------
    66          $100,000        $5,830        $101,375      $100,000    $106,000      $106,000     $101,375
    67           101,375         5,830         102,860       101,375     106,000       106,000      102,860
    68           102,860         5,830         104,464       102,860     106,000       106,000      104,464
    69           104,464         5,830         106,196       104,464     106,000       106,000      106,196
    70           106,196         5,841         108,054       106,196     106,000       106,196      108,054
    71           108,054         5,943         109,945       108,054     106,000       108,054      109,945
    72           109,945         6,047         111,869       109,945     106,000       109,945      111,869
    73           111,869         6,153         113,827       111,869     106,000       111,869      113,827
    74           113,827         6,260         115,819       113,827     106,000       113,827      115,819
    75           115,819         6,370         117,846       115,819     106,000       115,819      117,846
    76           117,846         6,482         119,908       117,846     106,000       117,846      119,908
    77           119,908         6,595         122,007       119,908     106,000       119,908      122,007
    78           122,007         6,710         124,142       122,007     106,000       122,007      124,142
    79           124,142         6,828         126,314       124,142     106,000       124,142      126,314
    80           126,314         6,947         128,525       126,314     106,000       126,314      128,525
    81           128,525         7,069         130,774       128,525     106,000       128,525      130,774
    82           130,774         7,193         133,062       130,774     106,000       130,774      133,062
    83           133,062         7,318         135,391       133,062     106,000       133,062      135,391
    84           135,391         7,447         137,760       135,391     106,000       135,391      137,760
    85           137,760         7,577         140,171       137,760     106,000       137,760      140,171
    86           140,171         7,709         142,624       140,171     106,000       140,171      142,624
    87           142,624         7,844         145,120       142,624     106,000       142,624      145,120
    88           145,120         7,982         147,660       145,120     106,000       145,120      147,660
    89           147,660         8,121         150,244       147,660     106,000       147,660      150,244
    90           150,244         8,263         152,873       150,244     106,000       150,244      152,873
-------------------------------------------------------------------------------------------------------------

This next example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract for $100,000 and elects Lifetime Income Plus 2008 with the Principal Protection Death Benefit;

   (2) the owner makes no additional premium payments;

   (3) the owner is age 65 at issue and has a Withdrawal Factor of 5.5%;

   (4) the Roll-Up Value increases for 1 year;

   (5) the contract earns a net return of 8%, before rider charges are deducted;

   (6) the owner takes partial withdrawals equal to the Withdrawal Limit (which is the Withdrawal Factor multiplied by the benefit base) for the rest of the owner's life;

   (7) the Withdrawal Base is reset annually on the contract anniversary; and

   (8) the owner dies upon reaching age 90.

                                          CONTRACT VALUE -
                              WITHDRAWALS  END OF YEAR -   WITHDRAWAL    ROLL-UP                     DEATH
   AGE -    CONTRACT VALUE -    TAKEN -     AFTER RIDER      BASE -      VALUE -   BENEFIT BASE -  BENEFIT -
END OF YEAR BEGINNING OF YEAR END OF YEAR     CHARGES      END OF YEAR END OF YEAR  END OF YEAR   END OF YEAR
-------------------------------------------------------------------------------------------------------------
    66          $100,000        $5,830        $101,223      $100,000    $106,000      $106,000     $101,223
    67           101,223         5,830         102,541       101,223     106,000       106,000      102,541
    68           102,541         5,830         103,963       102,541     106,000       106,000      103,963
    69           103,963         5,830         105,496       103,963     106,000       106,000      105,496
    70           105,496         5,830         107,148       105,496     106,000       106,000      107,148
    71           107,148         5,893         108,859       107,148     106,000       107,148      108,859
    72           108,859         5,987         110,596       108,859     106,000       108,859      110,596
    73           110,596         6,083         112,361       110,596     106,000       110,596      112,361
    74           112,361         6,180         114,153       112,361     106,000       112,361      114,153
    75           114,153         6,278         115,974       114,153     106,000       114,153      115,974
    76           115,974         6,379         117,824       115,974     106,000       115,974      117,824
    77           117,824         6,480         119,703       117,824     106,000       117,824      119,703
    78           119,703         6,584         121,611       119,703     106,000       119,703      121,611
    79           121,611         6,689         123,550       121,611     106,000       121,611      123,550
    80           123,550         6,795         125,519       123,550     106,000       123,550      125,519
    81           125,519         6,904         127,520       125,519     106,000       125,519      127,520
    82           127,520         7,014         129,552       127,520     106,000       127,520      129,552
    83           129,552         7,125         131,616       129,552     106,000       129,552      131,616
    84           131,616         7,239         133,712       131,616     106,000       131,616      133,712
    85           133,712         7,354         135,842       133,712     106,000       133,712      135,842
    86           135,842         7,471         138,005       135,842     106,000       135,842      138,005
    87           138,005         7,590         140,203       138,005     106,000       138,005      140,203
    88           140,203         7,711         142,435       140,203     106,000       140,203      142,435
    89           142,435         7,834         144,702       142,435     106,000       142,435      144,702
    90           144,702         7,959         147,005       144,702     106,000       144,702      147,005
-------------------------------------------------------------------------------------------------------------

Lifetime Income Plus 2007

Lifetime Income Plus 2007 provides guaranteed withdrawals for the life of the Annuitant(s), with upside potential, provided you meet certain conditions. If you:

  .  allocate all Contract Value to the prescribed Investment Strategy; and

  . limit total Gross Withdrawals in each Benefit Year to an amount no greater than the Withdrawal Limit;

then you will be eligible to receive total Gross Withdrawals in each Benefit Year equal to the Withdrawal Limit until the last death of an Annuitant.

For important information about the Investment Strategy, please see the "Investment Strategy for the Guaranteed Minimum Withdrawal Benefit Rider Options" provision below.

THE GUARANTEED MINIMUM WITHDRAWAL BENEFIT PROVIDED UNDER THE RIDER MAY BE REDUCED OR LOST BASED ON THE WITHDRAWALS YOU TAKE FROM THE CONTRACT. FOR EXAMPLE, YOUR GUARANTEED MINIMUM WITHDRAWAL BENEFIT WILL BE REDUCED IF YOU TAKE EXCESS WITHDRAWALS IN A BENEFIT YEAR. SEE THE "WITHDRAWALS" PROVISION BELOW. YOUR BENEFIT WILL ALSO BE REDUCED IF YOU CHOOSE NOT TO FOLLOW THE INVESTMENT STRATEGY. SEE THE "IMPACT OF VIOLATING THE INVESTMENT STRATEGY ON THE
WITHDRAWAL FACTOR AND RIDER DEATH BENEFIT" PROVISION BELOW. YOU WILL ALSO LOSE THE GUARANTEED MINIMUM WITHDRAWAL BENEFIT IF YOU ANNUITIZE OR SURRENDER THE CONTRACT. IN ADDITION, YOU WILL NO LONGER RECEIVE LIFETIME PAYMENTS OF YOUR GUARANTEED MINIMUM WITHDRAWAL BENEFIT IF (I)(A) AFTER A WITHDRAWAL, YOUR CONTRACT VALUE IS LESS THAN THE AMOUNT REQUIRED TO KEEP YOUR CONTRACT IN EFFECT OR (B) YOUR CONTRACT VALUE IS REDUCED TO $100 AND (II) YOUR WITHDRAWAL LIMIT IS LESS THAN $100. INSTEAD, YOU COULD RECEIVE, AT LEAST, A LUMP SUM EQUAL TO THE PRESENT VALUE OF FUTURE LIFETIME PAYMENTS IN THE AMOUNT OF THE WITHDRAWAL LIMIT.

THE RIDER DEATH BENEFIT PROVIDED UNDER THE RIDER, IF ELECTED, WILL BE REDUCED AND MAY BE LOST BASED ON WITHDRAWALS YOU TAKE FROM THE CONTRACT. YOUR BENEFIT WILL ALSO BE REDUCED IF YOU CHOOSE NOT TO FOLLOW THE INVESTMENT STRATEGY. SEE THE "IMPACT OF VIOLATING THE INVESTMENT STRATEGY ON THE WITHDRAWAL FACTOR AND RIDER DEATH BENEFIT" PROVISION BELOW. YOU WILL ALSO LOSE THE RIDER DEATH BENEFIT IF YOU ANNUITIZE OR SURRENDER THE CONTRACT.

Lifetime Income Plus 2007 is not available for contracts issued on or after September 8, 2008.

WITHDRAWAL LIMIT. The Withdrawal Limit is calculated on each Valuation Day. The Withdrawal Limit is (a) multiplied by (b) where:

   (a) is the greatest of:

      (1) the Contract Value on the prior contract anniversary;

      (2) the Withdrawal Base; and

      (3) the Roll-Up Value; and

   (b) is the Withdrawal Factor.

The Withdrawal Base and the Roll-Up Value are amounts used to calculate and establish the Withdrawal Limit. The Withdrawal Factor is established based on the age of the younger Annuitant on the earlier of the Valuation Day of the first Gross Withdrawal and the Valuation Day when the Contract Value is reduced to $100.

WITHDRAWAL BASE. Your initial Withdrawal Base is equal to your initial premium payment received and is adjusted when any subsequent premium payment is received, as described in the "Premium Payments" provision.

ROLL-UP VALUE. Your initial Roll-Up Value is equal to your initial premium payment received. On each Valuation Day your Roll-Up Value will be adjusted. The new Roll-Up Value will equal (a) plus (b) plus (c), where:

   (a) is the Roll-Up Value on the prior Valuation Day;

   (b) is any premium payment made on the current Valuation Day;

   (c) is the daily roll-up rate, as shown in your contract, multiplied by the cumulative premium payments.

The Roll-Up Value will continue to increase until the earlier of (i) the "last roll-up date" or (ii) the date of the first withdrawal. The "last roll-up date" is the later of the fifth contract anniversary or the first contract anniversary on or after the day the older Annuitant turns 70 years old. On the last roll-up date or the date of the first withdrawal, whichever comes first, the Roll-Up Value will equal the Roll-Up Value on the prior Valuation Day. After this date, additional premium payments will not increase the Roll-Up Value.

On any Valuation Day you make a Gross Withdrawal, if that Gross Withdrawal plus all prior Gross Withdrawals in a Benefit Year is in excess of the Withdrawal Limit, your Roll-Up Value will be reduced to zero. After this date, additional premium payments will not increase the Roll-Up Value.

PREMIUM PAYMENTS. Any premium payment applied to your contract will adjust your Withdrawal Base and your Rider Death Benefit, and may adjust your Roll-Up Value as described in the "Roll-Up Value" provision above. In order to obtain the full benefit provided by this rider, you must allocate all assets to the prescribed Investment Strategy from the Benefit Date.

Except as noted below, if you have allocated all assets to the Investment Strategy from the Benefit Date, any subsequent premium payment will be added to the Withdrawal Base and the Rider Death Benefit and may be added to the Roll-Up Value. If you have not allocated all assets to the Investment Strategy, the premium payment will be added to the Withdrawal Base and, if applicable, the Roll-Up Value, but the Rider Death Benefit will be increased by 50% of the premium payment.

IMPORTANT NOTE. WE RESERVE THE RIGHT TO NOT ADJUST THE WITHDRAWAL BASE, RIDER DEATH BENEFIT, AND/OR ROLL-UP VALUE FOR ANY SUBSEQUENT PREMIUM PAYMENTS
RECEIVED.   As a result, it is possible that you would not be able to make subsequent premium payments after the initial premium payment to take advantage of the benefits provided by Lifetime Income Plus 2007 that would be associated with such additional premium payments. Before making premium payments that do not increase the Withdrawal Base, Rider Death Benefit or Roll-Up Value, you should consider that: (i) the guaranteed amounts provided by the Withdrawal Base, Rider Death Benefit and Roll-Up Value will not include such premium payments; and (ii) this rider may not make sense for you if you intend to make premium payments that will not increase the Withdrawal Base, Rider Death Benefit and Roll-Up Value.

IMPACT OF VIOLATING THE INVESTMENT STRATEGY ON THE WITHDRAWAL FACTOR AND RIDER DEATH BENEFIT. Beginning on the first Valuation Day after you choose not to follow the Investment Strategy, your Withdrawal Factor and Rider Death Benefit will be reduced by 50%.

You may elect to resume participation in the Investment Strategy, as described in the "Restoration or Reset of the Benefit" provision below, provided we receive notice of your election in a form acceptable to us.

WE WILL NOT REDUCE YOUR WITHDRAWAL FACTOR OR RIDER DEATH BENEFIT IF YOU ARE NOT FOLLOWING THE INVESTMENT STRATEGY DUE TO A PORTFOLIO LIQUIDATION OR A PORTFOLIO DISSOLUTION AND THE ASSETS ARE TRANSFERRED FROM THE LIQUIDATED OR DISSOLVED PORTFOLIO TO ANOTHER PORTFOLIO.

RESTORATION OR RESET OF THE BENEFIT

RESTORATION. If your Withdrawal Factor and Rider Death Benefit have been reduced because you have not allocated all assets to the prescribed Investment Strategy, you will have a one-time opportunity to restore your Withdrawal Factor and Rider Death Benefit on a contract anniversary. If such contract anniversary is not a Valuation Day, the restoration will occur on the next Valuation Day. THE RESTORE FEATURE UNDER THIS RIDER MAY BE USED ONLY ONCE AND IS NOT AVAILABLE ON OR AFTER THE LATEST PERMITTED MATURITY DATE.

On the Valuation Day we restore your benefit, we will:

   (a) restore the Withdrawal Factor to 100% of the Withdrawal Factor established as of the date of the first withdrawal;

   (b) calculate your Rider Death Benefit to equal the lesser of (i) the total premium payments less Gross Withdrawals and (ii) current Contract Value;

   (c) calculate your Withdrawal Base to equal the lesser of (i) the Withdrawal Base as of the date of the restore, determined as if you have not allocated outside of the prescribed Investment Strategy and (ii) the current Contract Value;

   (d) allocate your assets to the Investment Strategy in effect as of the last Benefit Date prior to the reduction in benefits, in accordance to your instructions; and

   (e) assess a rider charge equal to the charge that was in effect as of your last Benefit Date prior to the reduction in benefits.

If you want to restore your benefit, we must receive notice of your election at our Home Office in a form acceptable to us at least 15 days prior to your next contract anniversary.

RESET. You may reset your Withdrawal Base on an annual anniversary of the Contract Date when your Contract Value is higher than the Withdrawal Base. If such contract anniversary is not a Valuation Day, the reset will occur on the next Valuation Day. The reset date must be at least 12 months after the later of the Contract Date and the last reset date. Resets will occur automatically unless such automatic resets are or have been terminated.

On the Valuation Day we reset your benefit, we will:

   (a) reset the Withdrawal Factor to 100% of the Withdrawal Factor established as of the date of first withdrawal;

   (b) reset the Rider Death Benefit to the lesser of (i) the total premium payments less Gross Withdrawals and (ii) current Contract Value;

   (c) reset the Withdrawal Base to your Contract Value;

   (d) reset the Investment Strategy to the current Investment Strategy; and

   (e) reset the charge for this rider (the new charge, which may be higher than your previous charge, will never exceed 2.00%).

Any change to the charge or to the required Investment Strategy for this rider will be communicated to you in writing prior to the contract anniversary date. THE RESET PROVISION IS NOT AVAILABLE ON OR AFTER THE LATEST PERMITTED MATURITY DATE.

Automatic resets will continue until and unless:

   (a) the owner (or owners) submits a written request to our Home Office to terminate automatic resets (such a request must be received at least 15 days prior to the contract anniversary date);

   (b) the Investment Strategy is violated;

   (c) the Investment Strategy changes, allocations are affected, and we do not receive confirmation of new allocations from you at our Home Office;

   (d) income payments begin via annuitization; or

   (e) ownership of the contract changes.

If automatic resets have terminated, you may later reinstate automatic resets for any future contract anniversary by submitting a written request to our Home Office to do so; provided you are following the Investment Strategy and income payments have not begun.

PLEASE NOTE THAT AN AUTOMATIC RESET WILL OCCUR ON A CONTRACT ANNIVERSARY IF CONTRACT VALUE IS EVEN NOMINALLY HIGHER THAN THE WITHDRAWAL BASE (E.G., AS LITTLE AS $1.00 HIGHER) AND, THEREFORE, AN AUTOMATIC RESET MAY NOT BE IN YOUR BEST INTEREST BECAUSE: (I) THE CHARGE FOR THIS RIDER MAY BE HIGHER THAN YOUR PREVIOUS CHARGE AND (II) THE INVESTMENT STRATEGY WILL BE RESET TO THE CURRENT INVESTMENT STRATEGY (THE INVESTMENT STRATEGY OFFERED ON THE RESET DATE). PLEASE CAREFULLY CONSIDER THE IMPACT OF AUTOMATIC RESETS WHEN YOU ELECT LIFETIME INCOME PLUS 2007 AND WHILE THE RIDER IS IN EFFECT.

WITHDRAWALS. If a Gross Withdrawal PLUS all prior Gross Withdrawals in a Benefit Year is in excess of the Withdrawal Limit, your Withdrawal Base, Rider Death Benefit and Roll-Up Value are REDUCED. The new Withdrawal Base equals the lesser of (a) and (b), where:

   (a) is the Contract Value on the Valuation Day after the Gross Withdrawal;
       and

   (b) is the prior Withdrawal Base MINUS the Gross Withdrawal.

The new Rider Death Benefit equals the lesser of (a) and (b), where:

   (a) is the Contract Value on the Valuation Day after the Gross Withdrawal;
       and

   (b) is the prior Rider Death Benefit MINUS the Gross Withdrawal.

The new Roll-Up Value will be zero. Additional premium payments will not increase the Roll-Up Value.

If the total Gross Withdrawals in a Benefit Year are less than or equal to the Withdrawal Limit, we will waive any surrender charge on such total Gross Withdrawals.

If all Contract Value is allocated to the Investment Strategy, the Withdrawal Limit will be increased for any Benefit Year to the extent necessary to meet any minimum distribution requirements based on life expectancy under federal tax law. This increase applies only to the required minimum distribution based on the Contract Value.

You should carefully consider when to begin taking withdrawals if you elected Lifetime Income Plus 2007. The longer you wait before beginning to take withdrawals, the higher the Withdrawal Factor will be, which is one of the components used to determine the amount of your Withdrawal Limit. If you delay taking withdrawals too long, however, you may limit the number of years available for you to take withdrawals in the future (due to life expectancy) and you may be paying for a benefit you are not using.

YOUR CONTRACT VALUE AFTER TAKING A WITHDRAWAL MAY BE LESS THAN THE AMOUNT REQUIRED TO KEEP YOUR CONTRACT IN EFFECT. IN THIS EVENT, OR IF YOUR CONTRACT VALUE IS REDUCED TO $100, THE FOLLOWING WILL OCCUR:

  . IF THE WITHDRAWAL LIMIT IS LESS THAN $100, WE WILL PAY YOU THE GREATEST OF THE RIDER DEATH BENEFIT, THE CONTRACT VALUE AND THE PRESENT VALUE OF THE WITHDRAWAL LIMIT IN A LUMP SUM, CALCULATED USING THE ANNUITY 2000 MORTALITY TABLE AND AN INTEREST RATE OF 3%.

  . IF THE WITHDRAWAL LIMIT IS GREATER THAN OR EQUAL TO $100, WE WILL BEGIN INCOME PAYMENTS. WE WILL MAKE PAYMENTS OF A FIXED AMOUNT FOR THE LIFE OF THE ANNUITANT OR, IF THERE ARE JOINT ANNUITANTS, THE LAST SURVIVING ANNUITANT. THE FIXED AMOUNT PAYABLE ANNUALLY WILL EQUAL THE MOST RECENTLY CALCULATED WITHDRAWAL LIMIT. WE WILL MAKE PAYMENTS MONTHLY OR ON ANOTHER PERIODIC BASIS AGREED BY US. IF THE MONTHLY AMOUNT IS LESS THAN $100, WE WILL REDUCE THE FREQUENCY SO THAT THE PAYMENT WILL BE AT LEAST $100. THE RIDER DEATH BENEFIT WILL CONTINUE UNDER THIS PROVISION. THE RIDER DEATH BENEFIT WILL BE REDUCED BY EACH PAYMENT. THE RIDER DEATH BENEFIT, IF ANY, WILL BE PAYABLE ON THE DEATH OF THE LAST SURVIVING ANNUITANT.

DEATH PROVISIONS. At the death of the last surviving Annuitant, a death benefit may be payable under this contract and rider. The amount of any death benefit payable will be the greatest of (a), (b) and (c), where:

   (a) is the death benefit as calculated under the base Contract;

   (b) is the Rider Death Benefit; and

   (c) is any amount payable by any other optional death benefit rider.

The death benefit payable will be paid according to the distribution rules under the contract.

If the designated beneficiary is a surviving spouse who is not an Annuitant, whose age is 45 through 85, and who elects to continue the contract as the new owner, this rider will continue. The Withdrawal Base and Roll-Up Value for the new owner will be the death benefit determined as of the first Valuation Day we receive at our Home Office due proof of death and all required forms. The Withdrawal Factor for the new owner will be based on the age of that owner on the date of the first Gross Withdrawal for that owner.

If the designated beneficiary is a surviving spouse who is an Annuitant and who elects to continue the contract as the owner, this rider will continue. The Withdrawal Base and Roll-Up Value will be the same as it was under the contract for the deceased owner. If no withdrawals were taken prior to the first Valuation Day we receive due proof of death and all required forms at our Home Office, the Withdrawal Factor for the surviving spouse will be established based on the attained age of the surviving spouse on the date of the first Gross Withdrawal for the surviving spouse. Otherwise, the Withdrawal Factor will continue as it was under the contract for the deceased Owner.

If the surviving spouse cannot continue the rider, the rider and the rider charge will terminate on the next contract anniversary.

Proceeds that were transferred to the GE Investments Funds, Inc. -- Money Market Fund upon the death of the owner will be reallocated to the Investment Strategy, if applicable, and the asset percentages then in effect at the time of the death of the owner. Such reallocations will not be counted as a transfer for the purpose of the number of transfers allowed under the contract in a calendar year.

RIDER DEATH BENEFIT. This rider provides for a death benefit (the "Rider Death Benefit") that, on the Contract Date, is equal to the initial premium payment. The Rider Death Benefit is used to determine the death benefit, if any, payable upon the death of the last surviving Annuitant as described in the "Death Provisions" section above.

Premium payments applied to your contract in a Benefit Year increase the Rider Death Benefit. If you have allocated all assets to the Investment Strategy from the Benefit Date, any subsequent premium payment will be added to the Rider Death Benefit. Otherwise, the Rider Death Benefit will be increased only by 50% of the premium payment.

Gross Withdrawals in a Benefit Year decrease the Rider Death Benefit. If a Gross Withdrawal PLUS all prior Gross Withdrawals in a Benefit Year is less than or equal to the Withdrawal Limit, the Rider Death Benefit will be reduced by the Gross Withdrawal. If a Gross Withdrawal PLUS all prior Gross Withdrawals in a Benefit Year is in excess of the Withdrawal Limit, your Rider Death Benefit will equal the lesser of (a) and (b), where:

   (a) is the Contract Value on the Valuation Day after the Gross Withdrawal;
       and

   (b) is the prior Rider Death Benefit MINUS the Gross Withdrawal.

If you choose not to follow the Investment Strategy, your Rider Death Benefit will be reduced as described in the "Impact of Violating the Investment Strategy on the Withdrawal Factor and Rider Death Benefit" provision above.

CONSIDERATIONS. While the rider is designed to provide life-time withdrawal benefits, these benefits are only guaranteed to the extent you comply with the limits, conditions and restrictions set forth in the contract.

WHEN THE RIDER IS EFFECTIVE

If available, Lifetime Income Plus 2007 must be elected at application. The rider will remain in effect while the contract is in force and before the Maturity Date. The rider may not be terminated prior to the Maturity Date. On the Maturity Date, the rider, and the benefits you are eligible to receive thereunder, will terminate.

At any time before the Maturity Date, you can elect to annuitize under current annuity rates in lieu of continuing Lifetime Income Plus 2007. This may provide a higher income amount and/or more favorable tax treatment than payments made under this rider.

CHANGE OF OWNERSHIP

We must approve any assignment or sale of this contract unless the assignment is a court ordered assignment.

GENERAL PROVISIONS

For purposes of this rider:

  . A non-natural entity owner must name an Annuitant and may name the Annuitant's spouse as a Joint Annuitant.

  . An individual owner must also be an Annuitant and may name his or her spouse as a Joint Annuitant at issue.

  .  A joint owner must be the owner's spouse.

  . If you marry after issue, you may add your spouse as a joint owner and Joint Annuitant or as a Joint Annuitant only, subject to our approval.

  . Under federal tax law civil union partners and same-sex spouses are not permitted to continue the contract without taking required distributions upon the death of an owner. Therefore, even if named a joint owner/Joint Annuitant, a same-sex spouse or civil union partner will have to take required distributions upon the death of the other joint owner/Joint Annuitant. See the "Distribution Rules" provision of this prospectus. If this situation applies to you, you should consult a tax adviser.

EXAMPLES

The following examples show how Lifetime Income Plus 2007 works based on hypothetical values. The examples are for illustrative purposes only and are not intended to depict investment performance of the contract and, therefore, should not be relied upon in making a decision to invest in the rider or contract.

This example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract for $100,000;

   (2) the owner makes no additional premium payments;

   (3) all Contract Value is allocated in accordance with the prescribed Investment Strategy at all times;

   (4) the owner is age 62 at issue, waits 8 years to take a withdrawal, and has a Withdrawal Factor of 6%;

   (5) the Roll-Up Value increases until age 70;

   (6) the contract earns a net return of -2%;

   (7) the owner takes partial withdrawals equal to the Withdrawal Limit (which is the Withdrawal Factor multiplied by the greater of the Contract Value as of the prior contract anniversary, the Withdrawal Base and the Rollup Value) for the rest of the owner's life; and

   (8) the owner dies upon reaching age 90.

                              WITHDRAWALS                  WITHDRAWAL    ROLL-UP   RIDER DEATH
   AGE -    CONTRACT VALUE -    TAKEN -   CONTRACT VALUE -   BASE -      VALUE -    BENEFIT -
END OF YEAR BEGINNING OF YEAR END OF YEAR   END OF YEAR    END OF YEAR END OF YEAR END OF YEAR
----------------------------------------------------------------------------------------------
    63          $100,000        $   --        $98,000       $100,000    $105,000    $100,000
    64            98,000            --         96,040        100,000     110,000     100,000
    65            96,040            --         94,119        100,000     115,000     100,000
    66            94,119            --         92,237        100,000     120,000     100,000
    67            92,237            --         90,392        100,000     125,000     100,000
    68            90,392            --         88,584        100,000     130,000     100,000
    69            88,584            --         86,813        100,000     135,000     100,000
    70            86,813         8,400         76,676        100,000     140,000      91,600
    71            76,676         8,400         66,743        100,000     140,000      83,200
    72            66,743         8,400         57,008        100,000     140,000      74,800
    73            57,008         8,400         47,468        100,000     140,000      66,400
    74            47,468         8,400         38,118        100,000     140,000      58,000
    75            38,118         8,400         28,956        100,000     140,000      49,600
    76            28,956         8,400         19,952        100,000     140,000      41,200
    77            19,952         8,400         11,128        100,000     140,000      32,800
    78            11,128         8,400          2,480        100,000     140,000      24,400
    79             2,480         8,400             --        100,000     140,000      16,000
    80                --         8,400             --        100,000     140,000       7,600
    81                --         8,400             --        100,000     140,000          --
    82                --         8,400             --        100,000     140,000          --
    83                --         8,400             --        100,000     140,000          --
    84                --         8,400             --        100,000     140,000          --
    85                --         8,400             --        100,000     140,000          --
    86                --         8,400             --        100,000     140,000          --
    87                --         8,400             --        100,000     140,000          --
    88                --         8,400             --        100,000     140,000          --
    89                --         8,400             --        100,000     140,000          --
    90                --         8,400             --        100,000     140,000          --
----------------------------------------------------------------------------------------------

This next example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract for $100,000;

   (2) the owner makes no additional premium payments;

   (3) all Contract Value is allocated in accordance with the prescribed Investment Strategy at all times;

   (4) the owner is age 77 at issue, waits 5 years to take a withdrawal, and has a Withdrawal Factor of 7%;

   (5) the Roll-Up Value increases for 5 years;

   (6) the contract earns a net return of -2%;

   (7) the owner takes partial withdrawals equal to the Withdrawal Limit (which is the Withdrawal Factor multiplied by the greater of the Contract Value as of the prior contract anniversary, the Withdrawal Base and the Rollup Value) for the rest of the owner's life; and

   (8) the owner dies upon reaching age 90.

                              WITHDRAWALS                  WITHDRAWAL    ROLL-UP   RIDER DEATH
   AGE -    CONTRACT VALUE -    TAKEN -   CONTRACT VALUE -   BASE -      VALUE -    BENEFIT -
END OF YEAR BEGINNING OF YEAR END OF YEAR   END OF YEAR    END OF YEAR END OF YEAR END OF YEAR
----------------------------------------------------------------------------------------------
    78          $100,000        $   --        $98,000       $100,000    $105,000    $100,000
    79            98,000            --         96,040        100,000     110,000     100,000
    80            96,040            --         94,119        100,000     115,000     100,000
    81            94,119            --         92,237        100,000     120,000     100,000
    82            92,237         8,750         81,642        100,000     125,000      91,250
    83            81,642         8,750         71,259        100,000     125,000      82,500
    84            71,259         8,750         61,084        100,000     125,000      73,750
    85            61,084         8,750         51,112        100,000     125,000      65,000
    86            51,112         8,750         41,340        100,000     125,000      56,250
    87            41,340         8,750         31,763        100,000     125,000      47,500
    88            31,763         8,750         22,353        100,000     125,000      38,750
    89            22,353         8,750         13,131        100,000     125,000      30,000
    90            13,131         8,750          4,093        100,000     125,000      21,250
----------------------------------------------------------------------------------------------

This next example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract for $100,000;

   (2) the owner makes no additional premium payments;

   (3) all Contract Value is allocated in accordance with the prescribed Investment Strategy at all times;

   (4) the owner is age 65 at issue and has a Withdrawal Factor of 5.5%;

   (5) the Roll-Up Value increases for 1 year;

   (6) the contract earns a net return of 8%;

   (7) the owner takes partial withdrawals equal to the Withdrawal Limit (which is the Withdrawal Factor multiplied by the greater of the Contract Value as of the prior contract anniversary, the Withdrawal Base and the Rollup Value) for the rest of the owner's life;

   (8) the Withdrawal Base is systematically reset annually on the contract anniversary; and

   (9) the owner dies upon reaching age 90.

                              WITHDRAWALS                  WITHDRAWAL    ROLL-UP   RIDER DEATH
   AGE -    CONTRACT VALUE -    TAKEN -   CONTRACT VALUE -   BASE -      VALUE -    BENEFIT -
END OF YEAR BEGINNING OF YEAR END OF YEAR   END OF YEAR    END OF YEAR END OF YEAR END OF YEAR
----------------------------------------------------------------------------------------------
    66          $100,000        $5,775        $102,225      $100,000    $105,000    $102,225
    67           102,225         5,775         104,628       102,225     105,000     104,628
    68           104,628         5,775         107,223       104,628     105,000     107,223
    69           107,223         5,897         109,904       107,223     105,000     109,904
    70           109,904         6,045         112,651       109,904     105,000     112,651
    71           112,651         6,196         115,468       112,651     105,000     115,468
    72           115,468         6,351         118,354       115,468     105,000     118,354
    73           118,354         6,509         121,313       118,354     105,000     121,313
    74           121,313         6,672         124,346       121,313     105,000     124,346
    75           124,346         6,839         127,455       124,346     105,000     127,455
    76           127,455         7,010         130,641       127,455     105,000     130,641
    77           130,641         7,185         133,907       130,641     105,000     133,907
    78           133,907         7,365         137,255       133,907     105,000     137,255
    79           137,255         7,549         140,686       137,255     105,000     140,686
    80           140,686         7,738         144,203       140,686     105,000     144,203
    81           144,203         7,931         147,808       144,203     105,000     147,808
    82           147,808         8,129         151,504       147,808     105,000     151,504
    83           151,504         8,333         155,291       151,504     105,000     155,291
    84           155,291         8,541         159,174       155,291     105,000     159,174
    85           159,174         8,755         163,153       159,174     105,000     163,153
    86           163,153         8,973         167,232       163,153     105,000     167,232
    87           167,232         9,198         171,412       167,232     105,000     171,412
    88           171,412         9,428         175,698       171,412     105,000     175,698
    89           175,698         9,663         180,090       175,698     105,000     180,090
    90           180,090         9,905         184,592       180,090     105,000     184,592
----------------------------------------------------------------------------------------------

Lifetime Income Plus

FOR CONTRACTS ISSUED ON OR AFTER THE LATER OF MAY 1, 2006, OR THE DATE ON WHICH STATE INSURANCE AUTHORITIES APPROVE APPLICABLE CONTRACT MODIFICATIONS.

The disclosure for Lifetime Income Plus in this section applies to contracts issued on or after the later of May 1, 2006, or the date on which state insurance authorities approve applicable contract modifications. For contracts issued prior to that date, please see the disclosure for Lifetime Income Plus in the following section.

Lifetime Income Plus is not available for contracts issued on or after May 1, 2008.

Lifetime Income Plus provides guaranteed withdrawals for the life of the Annuitant(s), with upside potential, provided you meet certain conditions. If you:

  .  allocate all Contract Value to the prescribed Investment Strategy; and

  . limit total Gross Withdrawals in each Benefit Year to an amount no greater than the Withdrawal Limit;

then you will be eligible to receive total Gross Withdrawals in each Benefit Year equal to the Withdrawal Limit until the last death of an Annuitant.

For important information about the Investment Strategy, please see the "Investment Strategy for the Guaranteed Minimum Withdrawal Benefit Rider Options" provision below.

THE GUARANTEED MINIMUM WITHDRAWAL BENEFIT PROVIDED UNDER THE RIDER MAY BE REDUCED OR LOST BASED ON THE WITHDRAWALS YOU TAKE FROM THE CONTRACT. FOR EXAMPLE, YOUR GUARANTEED MINIMUM WITHDRAWAL BENEFIT WILL BE REDUCED IF YOU TAKE EXCESS WITHDRAWALS IN A BENEFIT YEAR. SEE THE "WITHDRAWALS" PROVISION BELOW. YOUR BENEFIT WILL ALSO BE REDUCED IF YOU CHOOSE NOT TO FOLLOW THE INVESTMENT STRATEGY. SEE THE "IMPACT OF VIOLATING THE INVESTMENT STRATEGY ON THE
WITHDRAWAL FACTOR AND RIDER DEATH BENEFIT" PROVISION BELOW. YOU WILL ALSO LOSE THE GUARANTEED MINIMUM WITHDRAWAL BENEFIT IF YOU ANNUITIZE OR SURRENDER THE CONTRACT. IN ADDITION, YOU WILL NO LONGER RECEIVE LIFETIME PAYMENTS OF YOUR GUARANTEED MINIMUM WITHDRAWAL BENEFIT IF (I)(A) AFTER A WITHDRAWAL, YOUR CONTRACT VALUE IS LESS THAN THE AMOUNT REQUIRED TO KEEP YOUR CONTRACT IN EFFECT OR (B) YOUR CONTRACT VALUE IS REDUCED TO $0 AND (II) YOUR WITHDRAWAL LIMIT IS LESS THAN $100. INSTEAD, YOU COULD RECEIVE, AT LEAST, A LUMP SUM EQUAL TO THE PRESENT VALUE OF FUTURE LIFETIME PAYMENTS IN THE AMOUNT OF THE WITHDRAWAL LIMIT.

THE RIDER DEATH BENEFIT PROVIDED UNDER THE RIDER, IF ELECTED, WILL BE REDUCED AND MAY BE LOST BASED ON WITHDRAWALS YOU TAKE FROM THE CONTRACT. YOUR BENEFIT WILL ALSO BE REDUCED IF YOU CHOOSE NOT TO FOLLOW THE INVESTMENT STRATEGY. SEE THE "IMPACT OF VIOLATING THE INVESTMENT STRATEGY ON THE WITHDRAWAL FACTOR AND RIDER DEATH BENEFIT" PROVISION BELOW. YOU WILL ALSO LOSE THE RIDER DEATH BENEFIT IF YOU ANNUITIZE OR SURRENDER THE CONTRACT.

WITHDRAWAL LIMIT. The Withdrawal Limit is calculated on each Valuation Day. The Withdrawal Limit is (a) multiplied by (b) where:

   (a) is the greater of the Contract Value on the prior contract anniversary and the Withdrawal Base; and

   (b) is the Withdrawal Factor.

WITHDRAWAL BASE. The Withdrawal Base is an amount used to establish the Withdrawal Limit. The Withdrawal Factor is established based on the attained age of the younger Annuitant on the earlier of the Valuation Day of the first Gross Withdrawal and the Valuation Day when the Contract Value is reduced to zero.

Your initial Withdrawal Base is equal to your initial premium payment received and is adjusted when any subsequent premium payment is received, as described in the "Premium Payments" provision.

PREMIUM PAYMENTS. Any premium payment applied to your contract will adjust your Withdrawal Base and your Rider Death Benefit. In order to obtain the full benefit provided by this rider, you must allocate all assets to the prescribed Investment Strategy since the Benefit Date. If you have allocated all assets to the prescribed Investment Strategy since the Benefit Date, any subsequent premium payment will be added to the Withdrawal Base and the Rider Death Benefit. If you have not allocated all assets to the prescribed Investment Strategy, the Withdrawal Base still will be increased by the amount of the premium payment, but the Rider Death Benefit will be increased only by 50% of the premium payment.

IMPORTANT NOTE. WE RESERVE THE RIGHT TO NOT ADJUST THE WITHDRAWAL BASE AND/OR THE RIDER DEATH BENEFIT FOR ANY SUBSEQUENT PREMIUM PAYMENTS RECEIVED. As a result, it is possible that you would not be able to make subsequent premium payments after the initial premium payment to take advantage of the benefits provided by Lifetime Income Plus that would be associated with such additional premium payments. For example, if you make premium payments that are not included in the calculation of your Withdrawal Base or the Rider Death Benefit, you will pay a higher rider charge to the extent that the premium payments increase the Contract Value upon which the charge is imposed. Also, to the extent your Contract Value is increased by such premium payments, you are less likely to realize any benefit under Lifetime Income Plus, because it is less likely that your Contract Value will be less than the Withdrawal Base. Before making premium payments that do not increase the Withdrawal Base or Rider Death Benefit, you should consider that: (i) the guaranteed amounts provided by the Withdrawal Base and the Rider Death Benefit will not include such premium payments; (ii) any such premium payments make it less likely that you will receive a benefit in the form of an additional amount even if your Contract Value has declined; and (iii) this rider may not make sense for you if you intend to make premium payments that will not increase the Withdrawal Base and the Rider Death Benefit.

IMPACT OF VIOLATING THE INVESTMENT STRATEGY ON THE WITHDRAWAL FACTOR AND RIDER DEATH BENEFIT. Beginning on the first Valuation Day after you choose not to follow the Investment Strategy, your Withdrawal Factor and Rider Death Benefit will be reduced by 50%.

You may elect to resume participation in the Investment Strategy, as described in the "Restoration or Reset of the Benefit" provision below, provided we receive notice of your election at our Home Office in a form acceptable to us.

WE WILL NOT REDUCE YOUR WITHDRAWAL FACTOR OR RIDER DEATH BENEFIT IF YOU ARE NOT FOLLOWING THE INVESTMENT STRATEGY DUE TO A PORTFOLIO LIQUIDATION OR A PORTFOLIO DISSOLUTION AND THE ASSETS ARE TRANSFERRED FROM THE LIQUIDATED OR DISSOLVED PORTFOLIO TO ANOTHER PORTFOLIO.

RESTORATION OR RESET OF THE BENEFIT

RESTORATION. If your Withdrawal Factor and Rider Death Benefit have been reduced because you have not allocated all assets to the prescribed Investment Strategy, you will have a one-time opportunity to restore your Withdrawal Factor and Rider Death Benefit.

RESET. For contracts issued on or after November 6, 2006. If all of the Annuitants are age 50 through 85, you may choose to reset your Withdrawal Base on an annual anniversary of the Contract Date that is at least 12 months after the later of the Contract Date and the last reset date.

For contracts issued prior to November 6, 2006. If all of the Annuitants are age 50 through 59, you may choose to reset your Withdrawal Base on an annual anniversary of the Contract Date that is at least 12 months after the later of the Contract Date and the last reset date. If the older of the Annuitants is age 60 through 85, you may choose to reset your Withdrawal Base on an annual anniversary of the Contract Date that is at least 36 months after the later of the Contract Date and the last reset date.

If you do reset your Withdrawal Base, as of that date, we will:

  .  reset the Withdrawal Base to your Contract Value;

  . reset the charge for this rider. The new charge, which may be higher than your previous charge, will never exceed 2.00% annually; and

  .  reset the Investment Strategy to the current Investment Strategy.

There are similarities as well as distinct differences between restoring your Withdrawal Factor and resetting your Withdrawal Base and Withdrawal Factor. The following provides a comparison of those similarities and differences:

         -------------------------------------------------------------
               RESTORE PROVISION               RESET PROVISION
         -------------------------------------------------------------
         You may restore on a contract  You may reset on a contract
         anniversary once during the    anniversary periodically
         life of this rider.            after your Benefit Date.
         -------------------------------------------------------------
         You must allocate all assets   You must allocate all assets
         to the prescribed Investment   to the prescribed Investment
         Strategy in effect as of the   Strategy available as of the
         last Benefit Date prior to     date of the reset.
         the reduction in benefits.
         -------------------------------------------------------------
         Your rider charge assessed     Your rider charge may
         will remain the same as the    increase, not to exceed an
         charge that was in effect as   annualized rate of 2.00% of
         of your last Benefit Date      assets in the Separate
         prior to the reduction in      Account, calculated on a
         benefits.                      daily basis.
         -------------------------------------------------------------
         Your Withdrawal Base will be   Your Withdrawal Base will be
         the lesser of the current      reset to equal your Contract
         Contract Value and your prior  Value as of the date you
         Withdrawal Base.               reset your benefit.
         -------------------------------------------------------------
         The Withdrawal Factor will be  The Withdrawal Factor will be
         restored to 100% of the        reset to 100% of the original
         original age Withdrawal        age Withdrawal Factor.
         Factor.
         -------------------------------------------------------------
         The Rider Death Benefit will   The Rider Death Benefit will
         be the lesser of Contract      be the lesser of Contract
         Value and total premium        Value and total premium
         payments less Gross            payments less Gross
         Withdrawals.                   Withdrawals.
         -------------------------------------------------------------

For either a restoration of your Withdrawal Factor, or a reset of your Withdrawal Base, we must receive notice of your election in writing at our Home Office, at least 15 days prior to your next contract anniversary. You may restore your Withdrawal Factor and Rider Death Benefit once during the life of your contract.

YOU MAY NOT USE THE RESTORE OR RESET PROVISION IF ANY ANNUITANT IS OLDER THAN AGE 85 ON THE CONTRACT ANNIVERSARY. WE RESERVE THE RIGHT TO LIMIT THE RESTORATION DATE TO A CONTRACT ANNIVERSARY ON OR AFTER THREE COMPLETE YEARS FROM THE BENEFIT DATE.

SYSTEMATIC RESETS. You may elect to reset your Withdrawal Base automatically on an available contract anniversary (a "systematic reset"). If you have not previously elected to systematically reset your benefit, or if your election has terminated, we must receive written notice of your election to systematically reset your benefit at our Home Office at least 15 days prior to your next contract anniversary.

A systematic reset of your Withdrawal Base will occur when your contract value is higher than the Withdrawal Base as of the available contract anniversary or, if the contract anniversary is not a Valuation Day, as of the next Valuation Day. By "available contract anniversary" we mean a contract anniversary on which you are eligible to reset your benefit, as such requirements (age and otherwise) are described herein.

Systematic resets will continue until and unless:

   (a) the Investment Strategy is violated;

   (b) the owner (or owners) submits a written request to our Home Office to terminate systematic resets;

   (c) income payments begin via annuitization;

   (d) the Investment Strategy changes, allocations are affected, and we do not receive confirmation from you at our Home Office of new allocations; or

   (e) ownership changes.

PLEASE NOTE THAT A SYSTEMATIC RESET WILL OCCUR ON AN AVAILABLE CONTRACT ANNIVERSARY IF CONTRACT VALUE IS EVEN NOMINALLY HIGHER THAN THE WITHDRAWAL BASE (E.G., AS LITTLE AS $1.00 HIGHER) AND, THEREFORE, A SYSTEMATIC RESET MAY NOT BE IN YOUR BEST INTEREST BECAUSE: (I) THE CHARGE FOR THIS RIDER MAY BE HIGHER THAN YOUR PREVIOUS CHARGE; (II) THE INVESTMENT STRATEGY WILL BE RESET TO THE CURRENT INVESTMENT STRATEGY (THE INVESTMENT STRATEGY OFFERED ON THE RESET DATE); AND
(III) IF YOUR CONTRACT RESTRICTS RESETS TO A FREQUENCY OF THREE YEARS, YOU WILL NOT BE ABLE TO AGAIN RESET YOUR BENEFIT FOR THREE YEARS. PLEASE CAREFULLY CONSIDER WHETHER IT IS IN YOUR BEST INTEREST TO ELECT TO SYSTEMATICALLY RESET YOUR WITHDRAWAL BASE.

WITHDRAWALS. If a Gross Withdrawal PLUS all prior Gross Withdrawals in a Benefit Year is in excess of the Withdrawal Limit, your Withdrawal Base and Rider Death Benefit are REDUCED. The new Withdrawal Base equals the lesser of
(a) and (b), where:

   (a) is the Contract Value on the Valuation Day after the Gross Withdrawal;
       and

   (b) is the prior Withdrawal Base MINUS the Gross Withdrawal.

The new Rider Death Benefit equals the lesser of (a) and (b), where:

   (a) is the Contract Value on the Valuation Day after the Gross Withdrawal;
       and

   (b) is the prior Rider Death Benefit MINUS the Gross Withdrawal.

If the total Gross Withdrawals in a Benefit Year are less than or equal to the Withdrawal Limit, we will waive any surrender charge on such total Gross Withdrawals.

If all Contract Value is allocated to the Investment Strategy, the Withdrawal Limit will be increased for any Benefit Year to the extent necessary to meet any minimum distribution requirements based on life expectancy under federal tax law. This increase applies only to the required minimum distribution based on the Contract Value.

You should carefully consider when to begin taking withdrawals if you elected Lifetime Income Plus. The longer you wait before beginning to take withdrawals, the higher the Withdrawal Factor will be, which is one of the components used to determine the amount of your Withdrawal Limit. If you delay taking withdrawals too long, however, you may limit the number of years available for you to take withdrawals in the future (due to life expectancy) and you may be paying for a benefit you are not using.

YOUR CONTRACT VALUE AFTER TAKING A WITHDRAWAL MAY BE LESS THAN THE AMOUNT REQUIRED TO KEEP YOUR CONTRACT IN EFFECT. IN THIS EVENT OR IF YOUR CONTRACT VALUE BECOMES ZERO, YOUR CONTRACT AND ALL RIDERS AND ENDORSEMENTS, INCLUDING THIS RIDER, WILL TERMINATE AND THE FOLLOWING WILL OCCUR:

  . IF THE WITHDRAWAL LIMIT IS LESS THAN $100, WE WILL PAY YOU THE GREATEST OF THE RIDER DEATH BENEFIT, CONTRACT VALUE AND THE PRESENT VALUE OF THE WITHDRAWAL LIMIT IN A LUMP SUM CALCULATED USING THE ANNUITY 2000 MORTALITY TABLE AND AN INTEREST RATE OF 3%.

  . IF THE WITHDRAWAL LIMIT IS GREATER THAN OR EQUAL TO $100, WE WILL ISSUE YOU A SUPPLEMENTAL CONTRACT. WE

     WILL CONTINUE TO PAY YOU THE WITHDRAWAL LIMIT UNTIL THE LAST DEATH OF AN ANNUITANT. WE WILL MAKE PAYMENTS MONTHLY OR ON ANOTHER PERIODIC BASIS AGREED TO BY US. IF THE MONTHLY AMOUNT IS LESS THAN $100, WE WILL REDUCE THE FREQUENCY SO THAT THE PAYMENT WILL BE AT LEAST $100. THE RIDER DEATH BENEFIT WILL CONTINUE UNDER THE SUPPLEMENTAL CONTRACT. THE RIDER DEATH BENEFIT WILL BE REDUCED BY EACH PAYMENT MADE UNDER THE SUPPLEMENTAL CONTRACT. THE RIDER DEATH BENEFIT, IF ANY, WILL BE PAYABLE ON THE LAST DEATH OF AN ANNUITANT.

RIDER DEATH BENEFIT. This rider provides for a death benefit (the "Rider Death Benefit") that, on the Contract Date, is equal to the initial premium payment. The Rider Death Benefit is used to determine the death benefit payable upon the death of the last Annuitant as described in the "Death Provisions" section below.

Premium payments applied to your contract in a Benefit Year increase the Rider Death Benefit. If you have allocated all assets to the Investment Strategy since the Benefit Date, any subsequent premium payment will be added to the Rider Death Benefit. Otherwise, the Rider Death Benefit will be increased only by 50% of the premium payment.

Gross Withdrawals in a Benefit Year decrease the Rider Death Benefit. If a Gross Withdrawal plus all prior Gross Withdrawals in a Benefit Year is less than or equal to the Withdrawal Limit, the Rider Death Benefit will be reduced by the Gross Withdrawal. If a Gross Withdrawal plus all prior Gross Withdrawals in a Benefit Year is in excess of the Withdrawal Limit, your Rider Death Benefit will equal the lesser of (a) and (b), where:

   (a) is the Contract Value on the Valuation Day after the Gross Withdrawal;
       and

   (b) is the prior Rider Death Benefit MINUS the Gross Withdrawal.

If you choose not to follow the Investment Strategy, your Rider Death Benefit will be reduced as described in the "Impact of Violating the Investment Strategy on the Withdrawal Factor and Rider Death Benefit" provision above.

CONSIDERATIONS. While the rider is designed to provide life-time withdrawal benefits, these benefits are only guaranteed to the extent you comply with the limits, conditions and restrictions set forth in the contract.

WHEN THE RIDER IS EFFECTIVE

Lifetime Income Plus must be elected at application. Lifetime Income Plus is not available for contracts issued on or after May 1, 2008. The rider will remain in effect while the contract is in force and before the Maturity Date. The rider may not be terminated prior to the Maturity Date. On the Maturity Date, the rider, and the benefits you are eligible to receive thereunder, will terminate.

At any time before the Maturity Date, you can elect to annuitize under current annuity rates in lieu of continuing Lifetime Income Plus. This may provide a higher income amount and/or more favorable tax treatment than payments made under this rider.

CHANGE OF OWNERSHIP

We must approve any assignment or sale of this contract unless the assignment is a court ordered assignment.

GENERAL PROVISIONS

For purposes of this rider:

  . A non-natural entity owner must name an Annuitant and may name the Annuitant's spouse as a Joint Annuitant.

  .  An individual owner must also be an Annuitant.

  .  You may name only your spouse as a joint owner.

  . If there is only one owner, that owner may name only his or her spouse as a Joint Annuitant at issue.

  . If you marry after issue, you may add your spouse as a joint owner and Joint Annuitant or as a Joint Annuitant only, subject to our approval.

  . Under federal tax law civil union partners and same-sex spouses are not permitted to continue the contract without taking required distributions upon the death of an owner. Therefore, even if named a joint owner/Joint Annuitant, a same-sex spouse or civil union partner will have to take required distributions upon the death of the other joint owner/Joint Annuitant. See the "Distribution Rules" provision of this prospectus. If this situation applies to you, you should consult a tax adviser.

DEATH PROVISIONS

At the death of the last Annuitant, a death benefit may be payable under this contract and rider. The amount of any death benefit payable will be the greatest of (a), (b) and (c), where:

   (a) is the death benefit as calculated under the base Contract;

   (b) is the Rider Death Benefit; and

   (c) is any amount payable by any other optional death benefit rider.

The death benefit payable will be paid according to the distribution rules under the contract.

If the designated beneficiary is a surviving spouse who is not an Annuitant, whose age is 50 through 85, and who elects to continue the contract as the new owner, this rider will continue. The Withdrawal Base for the new owner will be the death benefit determined as of the first Valuation Day we have receipt of due proof of death and all required forms at our Home Office. The Withdrawal Factor for the new owner will be based on the age of that owner on the date of the first Gross Withdrawal for that owner.

If the designated beneficiary is a surviving spouse who is an Annuitant and who elects to continue the contract as the owner, this rider will continue. The Withdrawal Base will be the same as it was under the contract for the deceased owner. If no withdrawals were taken prior to the first Valuation Day we receive due proof of death and all required forms at our Home Office, the Withdrawal Factor for the surviving spouse will be established based on the attained age of the surviving spouse on the date of the first Gross Withdrawal for the surviving spouse. Otherwise, the Withdrawal Factor will continue as it was under the contract for the deceased Owner.

If the surviving spouse cannot continue the rider, the rider and the rider charge will terminate on the next contract anniversary.

Proceeds that were transferred to the GE Investments Funds, Inc. -- Money Market Fund upon the death of the owner will be reallocated to the Investment Strategy, if applicable, and the asset percentages then in effect at the time of the death of the owner. Such reallocations will not be counted as a transfer for the purpose of the number of transfers allowed under the contract in a calendar year.

EXAMPLES

The following examples show how Lifetime Income Plus works based on hypothetical values. The examples are for illustrative purposes only and are not intended to depict investment performance of the contract and, therefore, should not be relied upon in making a decision to invest in the rider or contract.

This example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract for $100,000;

   (2) the owner makes no additional premium payments;

   (3) all Contract Value is allocated in accordance with the prescribed Investment Strategy at all times;

   (4) the owner is age 65 at issue and has a Withdrawal Factor of 5.5%;

   (5) the contract earns a net return of -2%;

   (6) the owner takes partial withdrawals equal to the Withdrawal Limit (which is the Withdrawal Factor multiplied by the greater of the Contract Value as of the prior contract anniversary and the Withdrawal Base) until the Contract Value reduces to zero, at which time a supplemental contract is issued which pays the Withdrawal Limit for the rest of the owner's life; and

   (7) the owner dies upon reaching age 90.

                         WITHDRAWALS                  WITHDRAWAL  RIDER DEATH
       CONTRACT VALUE -    TAKEN -   CONTRACT VALUE -   BASE -     BENEFIT -
   AGE BEGINNING OF YEAR END OF YEAR   END OF YEAR    END OF YEAR END OF YEAR
   --------------------------------------------------------------------------
   65      $100,000        $5,500        $92,500       $100,000     $94,500
   66        92,500         5,500         85,150        100,000      89,000
   67        85,150         5,500         77,947        100,000      83,500
   68        77,947         5,500         70,888        100,000      78,000
   69        70,888         5,500         63,970        100,000      72,500
   70        63,970         5,500         57,191        100,000      67,000
   71        57,191         5,500         50,547        100,000      61,500
   72        50,547         5,500         44,036        100,000      56,000
   73        44,036         5,500         37,655        100,000      50,500
   74        37,655         5,500         31,402        100,000      45,000
   75        31,402         5,500         25,274        100,000      39,500
   76        25,274         5,500         19,244        100,000      34,000
   77        19,244         5,500         13,334        100,000      28,500
   78        13,334         5,500          7,542        100,000      23,000
   79         7,542         5,500          1,866        100,000      17,500
   80         1,866         5,500             --        100,000      12,000
   81            --         5,500             --        100,000       6,500
   82            --         5,500             --        100,000       1,000
   83            --         5,500             --        100,000          --
   84            --         5,500             --        100,000          --
   85            --         5,500             --        100,000          --
   86            --         5,500             --        100,000          --
   87            --         5,500             --        100,000          --
   88            --         5,500             --        100,000          --
   89            --         5,500             --        100,000          --
   --------------------------------------------------------------------------

This next example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract for $100,000;

   (2) the owner makes no additional premium payments;

   (3) all Contract Value is allocated in accordance with the prescribed Investment Strategy at all times;

   (4) the owner is age 65 at issue and has a Withdrawal Factor of 5.5%;

   (5) the contract earns a net return of 8%;

   (6) the owner takes partial withdrawals equal to the Withdrawal Limit (which is the Withdrawal Factor multiplied by the greater of the Contract Value as of the prior contract anniversary and the Withdrawal Base) for the rest of the owner's life;

   (7) the owner resets the Withdrawal Base on every third contract anniversary; and

   (8) the owner dies upon reaching age 90.

                      WITHDRAWALS                     WITHDRAWAL     RIDER DEATH
    CONTRACT VALUE -    TAKEN -   CONTRACT VALUE -      BASE -        BENEFIT -
AGE BEGINNING OF YEAR END OF YEAR   END OF YEAR    BEGINNING OF YEAR END OF YEAR
--------------------------------------------------------------------------------
65      $100,000        $5,500        $102,500         $100,000        $94,500
66       102,500         5,638         105,063          102,500         88,863
67       105,063         5,778         107,689          105,063         83,084
68       107,689         5,923         110,381          107,689         77,161
69       110,381         6,071         113,141          110,381         71,090
70       113,141         6,223         115,969          113,141         64,867
71       115,969         6,378         118,869          115,969         58,489
72       118,869         6,538         121,840          118,869         51,951
73       121,840         6,701         124,886          121,840         45,250
74       124,886         6,869         128,008          124,886         38,381
75       128,008         7,040         131,209          128,008         31,341
76       131,209         7,216         134,489          131,209         24,124
77       134,489         7,397         137,851          134,489         16,728
78       137,851         7,582         141,297          137,851          9,146
79       141,297         7,771         144,830          141,297          1,374
80       144,830         7,966         148,451          144,830             --
81       148,451         8,165         152,162          148,451             --
82       152,162         8,369         155,966          152,162             --
83       155,966         8,578         159,865          155,966             --
84       159,865         8,793         163,862          159,865             --
85       163,862         9,012         167,958          163,862             --
86       167,958         9,238         172,157          167,958             --
87       172,157         9,469         176,461          172,157             --
88       176,461         9,705         180,873          176,461             --
89       180,873         9,948         185,394          180,873             --
--------------------------------------------------------------------------------

Lifetime Income Plus

FOR CONTRACTS ISSUED PRIOR TO MAY 1, 2006, OR THE DATE ON WHICH STATE INSURANCE AUTHORITIES APPROVE APPLICABLE CONTRACT MODIFICATIONS.

The disclosure for Lifetime Income Plus in this section applies to contracts prior to May 1, 2006, or the date on which state insurance authorities approve applicable contract modifications. For contracts issued after that date, please see the disclosure for Lifetime Income Plus in the previous section.

Lifetime Income Plus is not available for contracts issued on or after May 1, 2008.

Lifetime Income Plus provides guaranteed withdrawals until the first death of an Annuitant, with upside potential, provided you meet certain conditions. If you:

  .  allocate all Contract Value to the prescribed Investment Strategy; and

  . limit total Gross Withdrawals in each Benefit Year to an amount no greater than the Withdrawal Limit;

then you will be eligible to receive total Gross Withdrawals in each Benefit Year equal to the Withdrawal Limit until the first death of an Annuitant.

For important information about the Investment Strategy, please see the "Investment Strategy for the Guaranteed Minimum Withdrawal Benefit Rider Options" provision below.

THE GUARANTEED MINIMUM WITHDRAWAL BENEFIT PROVIDED UNDER THE RIDER MAY BE REDUCED OR LOST BASED ON THE WITHDRAWALS YOU TAKE FROM THE CONTRACT. FOR EXAMPLE, YOUR GUARANTEED MINIMUM WITHDRAWAL BENEFIT WILL BE REDUCED IF YOU TAKE EXCESS WITHDRAWALS IN A BENEFIT YEAR. SEE THE "WITHDRAWALS" PROVISION BELOW. YOUR BENEFIT WILL ALSO BE REDUCED IF YOU CHOOSE NOT TO FOLLOW THE INVESTMENT STRATEGY. SEE THE "PREMIUM PAYMENTS" PROVISION BELOW. YOU WILL ALSO LOSE THE GUARANTEED MINIMUM WITHDRAWAL BENEFIT IF YOU ANNUITIZE OR SURRENDER THE CONTRACT. IN ADDITION, YOU WILL NO LONGER RECEIVE LIFETIME PAYMENTS OF YOUR GUARANTEED MINIMUM WITHDRAWAL BENEFIT IF (I)(A) AFTER A WITHDRAWAL, YOUR CONTRACT VALUE IS LESS THAN THE AMOUNT REQUIRED TO KEEP YOUR CONTRACT IN EFFECT OR (B) YOUR CONTRACT VALUE IS REDUCED TO $0 AND (II) YOUR WITHDRAWAL LIMIT IS LESS THAN $100. INSTEAD, YOU COULD RECEIVE, AT LEAST, A LUMP SUM EQUAL TO THE PRESENT VALUE OF FUTURE LIFETIME PAYMENTS IN THE AMOUNT OF THE WITHDRAWAL LIMIT.

THE RIDER DEATH BENEFIT PROVIDED UNDER THE RIDER, IF ELECTED, WILL BE REDUCED AND MAY BE LOST BASED ON WITHDRAWALS YOU TAKE FROM THE CONTRACT. YOUR BENEFIT WILL ALSO BE REDUCED IF YOU CHOOSE NOT TO FOLLOW THE INVESTMENT STRATEGY. SEE THE "PREMIUM PAYMENTS" PROVISION BELOW. YOU WILL ALSO LOSE THE RIDER DEATH BENEFIT IF YOU ANNUITIZE OR SURRENDER THE CONTRACT.

WITHDRAWAL LIMIT. The Withdrawal Limit is calculated on each Valuation Day. The Withdrawal Limit is (a) multiplied by (b) where:

   (a) is the greater of the Contract Value on the prior contract anniversary and the Withdrawal Base; and

   (b) is the Withdrawal Factor.

WITHDRAWAL BASE. The Withdrawal Base is an amount used to establish the Withdrawal Limit. The Withdrawal Factor is based on the age of the younger Annuitant on the earlier of the Valuation Day of the first Gross Withdrawal or the Valuation Day when the Contract Value is reduced to zero. Age will be determined as of the later of the Contract Date and the previous contract anniversary.

Your initial Withdrawal Base is equal to your initial premium payment received and is adjusted when any subsequent premium payment is received (see "Premium Payments" below). Your Withdrawal Base can never exceed $2,000,000. This maximum amount applies to all contracts that you own with us and our affiliated companies.

DEATH PROVISIONS UNDER LIFETIME INCOME PLUS. This rider provides a death benefit equal to premium payments, MINUS Gross Withdrawals (the "Rider Death Benefit"). At the death of any Annuitant, a death benefit is payable under the contract. The death benefit payable is the greatest of (a), (b), and (c), where:

   (a) is the death benefit as calculated under the base contract;

   (b) is the Rider Death Benefit;

   (c) is any amount payable by any other optional death benefit rider.

The death benefit payable will be paid in accordance with the distribution rules under the contract. (See the "Distribution Rules When Death Occurs Before Income Payments Begin" in this prospectus.)

If the designated beneficiary is a surviving spouse whose age is at least 60 and not more than 85 on the date of the death of the first Annuitant, and such spouse elects to continue the contract as the new owner, this rider will continue. As of the first Valuation Day on which we have receipt of due proof of death and all required forms at our Home Office, the Withdrawal Base for the new owner will be the equal to the death benefit as calculated in the paragraph above.

The new Withdrawal Factor for the new owner will be based on the age of that owner on the date of the first Gross Withdrawal for that owner.

If the surviving spouse cannot or does not, continue the rider, or if the designated beneficiary is not a spouse, the rider and the rider charge will terminate on the next contract anniversary.

PREMIUM PAYMENTS. Any premium payment applied to your contract will adjust your Withdrawal Base and your Rider Death Benefit. In order to obtain the full benefit provided by this rider, you must allocate all assets to the prescribed Investment Strategy since the Benefit Date. If you have allocated all assets to the prescribed Investment Strategy since the Benefit Date, any subsequent premium payment will be added to the Withdrawal Base and the Rider Death Benefit.

Beginning on the first Valuation Day after you choose not to follow the Investment Strategy, your Withdrawal Factor and Rider Death Benefit will be reduced by 50%.

In addition, the Rider Death Benefit will be REDUCED by (a) MINUS (b), where:

   (a) is the Rider Death Benefit; and

   (b) is the Rider Death Benefit multiplied by 50%.

WE WILL NOT REDUCE YOUR WITHDRAWAL FACTOR OR RIDER DEATH BENEFIT IF YOU ARE NOT FOLLOWING THE INVESTMENT STRATEGY DUE TO A PORTFOLIO LIQUIDATION OR A PORTFOLIO DISSOLUTION AND THE ASSETS ARE TRANSFERRED FROM THE LIQUIDATED OR DISSOLVED PORTFOLIO TO ANOTHER PORTFOLIO.

If you have not allocated assets to a prescribed Investment Strategy, which consequently caused a reduction in your Withdrawal Factor and Rider Death Benefit and then you make a subsequent premium payment, only 50% of the subsequent premium payment will be added to the Withdrawal Base and the Rider Death Benefit.

IMPORTANT NOTE. WE RESERVE THE RIGHT TO NOT ADJUST THE WITHDRAWAL BASE AND/OR THE RIDER DEATH BENEFIT FOR ANY SUBSEQUENT PREMIUM PAYMENTS RECEIVED. As a result, it is possible that you would not be able to make subsequent premium payments after the initial premium payment to take advantage of the benefits provided by Lifetime Income Plus that would be associated with such additional premium payments. For example, if you make premium payments that are not included in the calculation of your Withdrawal Base or the Rider Death Benefit, you will pay a higher rider charge to the extent that the premium payments increase the Contract Value upon which the charge is imposed. Also, to the extent your Contract Value is increased by such premium payments, you are less likely to realize any benefit under Lifetime Income Plus, because it is less likely that your Contract Value will be less than the Withdrawal Base. Before making premium payments that do not increase the Withdrawal Base or Rider Death Benefit, you should consider that: (i) the guaranteed amounts provided by the Withdrawal Base and the Rider Death Benefit will not include such premium payments; (ii) any such premium payments make it less likely that you will receive a benefit in the form of an additional amount even if your Contract Value has declined; and (iii) this rider may not make sense for you if you intend to make premium payments that will not increase the Withdrawal Base and the Rider Death Benefit.

RESTORATION OR RESET OF THE BENEFIT. If your Withdrawal Factor and Rider Death Benefit have been reduced because you have not allocated all assets to the prescribed Investment Strategy, you will have a one-time opportunity to restore your Withdrawal Factor and Rider Death Benefit.

You may also reset your Withdrawal Base to the Contract Value as of the contract anniversary, at least three years after your Benefit Date. We may assess an increased charge, not to exceed an annualized rate of 2.00% of your assets in the Separate Account.

There are similarities as well as distinct differences between restoring your Withdrawal Factor and resetting your Withdrawal Base and Withdrawal Factor. The following provides a comparison of those similarities and differences:

         -------------------------------------------------------------
               RESTORE PROVISION               RESET PROVISION
         -------------------------------------------------------------
         May only be restored one time  May be reset on any contract
         and must be restored on a      anniversary at least three
         contract anniversary           years after your Benefit Date
         -------------------------------------------------------------
         You must allocate all assets   You must allocate all assets
         to the prescribed Investment   to the prescribed Investment
         Strategy in effect as of the   Strategy available as of the
         last Benefit Date prior to     date of the reset
         the reduction in benefits
         -------------------------------------------------------------
         Your rider charge assessed     Your rider charge may
         will remain the same as the    increase, not to exceed an
         charge that was in effect as   annualized rate of 2.00% of
         of your last Benefit Date      assets in the Separate
         prior to the reduction in      Account, calculated on a
         benefits                       daily basis
         -------------------------------------------------------------
         Your Withdrawal Base will be   Your Withdrawal Base will be
         the lesser of the current      reset to equal your Contract
         Contract Value and your prior  Value as of the date you
         Withdrawal Base                reset your benefit
         -------------------------------------------------------------
         The Withdrawal Factor will be  The Withdrawal Factor will be
         restored to 100% of the        reset to 100% of the original
         original age Withdrawal Factor age Withdrawal Factor
         -------------------------------------------------------------
         The Rider Death Benefit will   The Rider Death Benefit will
         be the lesser of Contract      be the lesser of Contract
         Value and total premium        Value and total premium
         payments, less Gross           payments, less Gross
         Withdrawals                    Withdrawals
         -------------------------------------------------------------

For either a restoration of your Withdrawal Factor, or a reset of a new Withdrawal Base, we must receive notice of your election in writing at our Home Office, at least 15 days prior to your next contract anniversary. You may restore your Withdrawal Factor and Rider Death Benefit only once during the life of your contract.

YOU MAY NOT USE THE RESTORE OR RESET PROVISION IF ANY ANNUITANT IS AGE 86 OR OLDER ON THE CONTRACT ANNIVERSARY PRIOR TO THE RECEIPT OF THAT REQUEST. WE RESERVE THE RIGHT TO LIMIT THE NEXT AVAILABLE RESTORATION DATE TO A CONTRACT ANNIVERSARY ON OR AFTER THREE COMPLETE YEARS FROM THE BENEFIT DATE.

SYSTEMATIC RESETS. You may elect to reset your Withdrawal Base automatically on an available contract anniversary (a "systematic reset"). If you have not previously elected to systematically reset your benefit, or if your election has terminated, we must receive written notice of your election to systematically reset your benefit at our Home Office at least 15 days prior to your next contract anniversary.

A systematic reset of your Withdrawal Base will occur when your contract value is higher than the Withdrawal Base as of the available contract anniversary or, if the contract anniversary is not a Valuation Day, as of the next Valuation Day. By "available contract anniversary" we mean a contract anniversary on which you are eligible to reset your benefit, as such requirements (age and otherwise) are described herein.

Systematic resets will continue until and unless:

   (a) the Investment Strategy is violated;

   (b) the owner (or owners) submits a written request to terminate systematic resets;

   (c) income payments begin via annuitization;

   (d) the Investment Strategy changes, allocations are affected, and we do not receive confirmation of new allocations; or

   (e) ownership changes.

PLEASE NOTE THAT A SYSTEMATIC RESET WILL OCCUR ON AN AVAILABLE CONTRACT ANNIVERSARY IF CONTRACT VALUE IS EVEN NOMINALLY HIGHER THAN THE WITHDRAWAL BASE (E.G., AS LITTLE AS $1.00 HIGHER) AND, THEREFORE, A SYSTEMATIC RESET MAY NOT BE IN YOUR BEST INTEREST BECAUSE: (I) THE CHARGE FOR THIS RIDER MAY BE HIGHER THAN YOUR PREVIOUS CHARGE; (II) THE INVESTMENT STRATEGY WILL BE RESET TO THE CURRENT INVESTMENT STRATEGY (THE INVESTMENT STRATEGY OFFERED ON THE RESET DATE); AND
(III) YOU WILL NOT BE ABLE TO AGAIN RESET YOUR BENEFIT FOR THREE YEARS. PLEASE CAREFULLY CONSIDER WHETHER IT IS IN YOUR BEST INTEREST TO ELECT TO SYSTEMATICALLY RESET YOUR WITHDRAWAL BASE.

WITHDRAWALS. If a Gross Withdrawal, PLUS all prior Gross Withdrawals in a Benefit Year is in excess of the Withdrawal Limit, your Withdrawal Base and Rider Death Benefit are REDUCED. The new Withdrawal Base equals the lesser of
(a) and (b), where:

   (a) is the Contract Value on the Valuation Day after the Gross Withdrawal;
       and

   (b) is the prior Withdrawal Base MINUS the Gross Withdrawal.

The new Rider Death Benefit equals the lesser of (a) and (b), where:

   (a) is the Contract Value on the Valuation Day after the Gross Withdrawal;
       and

   (b) is the prior Rider Death Benefit MINUS the Gross Withdrawal.

If the total Gross Withdrawals in a Benefit Year are less than or equal to the Withdrawal Limit, we will waive any surrender charge on such total Gross Withdrawals.

The Withdrawal Limit will be increased for any Benefit Year to the extent necessary to meet any minimum distribution requirements based on life expectancy under federal tax law. This increase applies only to the required minimum distribution based on the Contract Value.

You should carefully consider when to begin taking withdrawals if you elected Lifetime Income Plus. The longer you wait before beginning to take withdrawals, the higher the Withdrawal Factor will be, which is one of the components used to determine the amount of your Withdrawal Limit. If you delay taking withdrawals too long, however, you may limit the number of years available for you to take withdrawals in the future (due to life expectancy) and you may be paying for a benefit you are not using.

YOUR CONTRACT VALUE AFTER TAKING A WITHDRAWAL MAY BE LESS THAN THE AMOUNT REQUIRED TO KEEP YOUR CONTRACT IN EFFECT. IN THIS EVENT YOUR CONTRACT, ALL RIDERS AND ENDORSEMENTS, INCLUDING THIS RIDER, WILL TERMINATE AND THE FOLLOWING WILL OCCUR:

  . IF THE WITHDRAWAL LIMIT IS LESS THAN $100, WE WILL PAY YOU THE GREATEST OF THE RIDER DEATH BENEFIT, THE CONTRACT VALUE AND THE PRESENT VALUE OF THE WITHDRAWAL LIMIT IN A LUMP SUM CALCULATED USING THE ANNUITY 2000 MORTALITY TABLE AND AN INTEREST RATE OF 3%.

  . IF THE WITHDRAWAL LIMIT IS GREATER THAN OR EQUAL TO $100, WE WILL ISSUE YOU A SUPPLEMENTAL CONTRACT. WE WILL CONTINUE TO PAY YOU THE WITHDRAWAL LIMIT UNTIL

     THE FIRST DEATH OF AN ANNUITANT. WE WILL MAKE PAYMENTS MONTHLY OR ON ANOTHER PERIODIC BASIS AGREED TO BY US. IF THE MONTHLY AMOUNT IS LESS THAN $100, WE WILL REDUCE THE FREQUENCY SO THAT THE PAYMENT WILL BE AT LEAST $100.

CONSIDERATIONS. While the rider is designed to provide life-time withdrawal benefits, these benefits are only guaranteed to the extent you comply with the limits, conditions and restrictions set forth in the contract.

WHEN THE RIDER IS EFFECTIVE

Lifetime Income Plus must be elected at application. Lifetime Income Plus is not available for contracts issued on or after May 1, 2008. The rider will remain in effect while the contract is in force and before income payments begin. The rider may not be terminated prior to the Maturity Date. On the Maturity Date, the rider, and the benefits you are eligible to receive thereunder, will terminate.

At any time before the Maturity Date, you can elect to annuitize under current annuity rates in lieu of continuing Lifetime Income Plus. This may provide a higher income amount and/or more favorable tax treatment than payments made under this rider.

OWNERSHIP AND CHANGE OF OWNERSHIP

We must approve any assignment or sale of this contract unless the assignment is a court ordered assignment.

If you marry after issue, you may add your spouse as a joint owner and Joint Annuitant or as a Joint Annuitant only, subject to our approval.

Under federal tax law civil union partners and same-sex spouses are not permitted to continue the contract without taking required distributions upon the death of an owner. Therefore, even if name a joint owner/Joint Annuitant, a same-sex spouse or civil union partner will have to take required distributions upon the death of the other joint owner/Joint Annuitant. See the "Distribution Rules" provision of this prospectus. If this situation applies to you, you should consult a tax adviser.

SPOUSAL CONTINUATION

If the designated beneficiary is a surviving spouse who elects to continue the contract as the new owner, this rider will continue.

Proceeds that were transferred to the GE Investments Funds, Inc. -- Money Market Fund upon the death of the owner will be reallocated to the Investment Strategy, if applicable, and the asset percentages then in effect at the time of the death of the owner. Such reallocations will not be counted as a transfer for the purpose of the number of transfers allowed under the contract in a calendar year.

EXAMPLES

The following examples show how Lifetime Income Plus works based on hypothetical values. The examples are for illustrative purposes only and are not intended to depict investment performance of the contract and, therefore, should not be relied upon in making a decision to invest in the rider or contract.

This example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract for $100,000;

   (2) the owner makes no additional premium payments;

   (3) all Contract Value is allocated in accordance with the prescribed Investment Strategy at all times;

   (4) the owner is age 65 at issue and has a Withdrawal Factor of 5%;

   (5) the contract earns a net return of -2%;

   (6) the owner takes partial withdrawals equal to the Withdrawal Limit (which is the Withdrawal Factor multiplied by the greater of the Withdrawal Base and the Contract Value as of the prior contract anniversary) until the Contract Value reduces to below $1,000, at which time a supplemental contract is issued which pays the Withdrawal Limit for the rest of the owner's life; and

   (7) the owner dies upon reaching age 90.

                         WITHDRAWALS                  WITHDRAWAL  RIDER DEATH
       CONTRACT VALUE -    TAKEN -   CONTRACT VALUE -   BASE -     BENEFIT -
   AGE BEGINNING OF YEAR END OF YEAR   END OF YEAR    END OF YEAR END OF YEAR
   --------------------------------------------------------------------------
   65      $100,000        $5,000        $93,000       $100,000     $95,000
   66        93,000         5,000         86,140        100,000      90,000
   67        86,140         5,000         79,417        100,000      85,000
   68        79,417         5,000         72,829        100,000      80,000
   69        72,829         5,000         66,372        100,000      75,000
   70        66,372         5,000         60,045        100,000      70,000
   71        60,045         5,000         53,844        100,000      65,000
   72        53,844         5,000         47,767        100,000      60,000
   73        47,767         5,000         41,812        100,000      55,000
   74        41,812         5,000         35,975        100,000      50,000
   75        35,975         5,000         30,256        100,000      45,000
   76        30,256         5,000         24,626        100,000      40,000
   77        24,626         5,000         19,108        100,000      35,000
   78        19,108         5,000         13,701        100,000      30,000
   79        13,701         5,000          8,402        100,000      25,000
   80         8,402         5,000          3,209        100,000      20,000
   81         3,209         5,000             --        100,000      15,000
   82            --         5,000             --        100,000      10,000
   83            --         5,000             --        100,000       5,000
   84            --         5,000             --        100,000          --
   85            --         5,000             --        100,000          --
   86            --         5,000             --        100,000          --
   87            --         5,000             --        100,000          --
   88            --         5,000             --        100,000          --
   89            --         5,000             --        100,000          --
   --------------------------------------------------------------------------

This next example assumes:

   (1) the owner, who is also the Annuitant, premium the contract for $100,000;

   (2) the owner makes no additional premium payments;

   (3) all Contract Value is allocated in accordance with the prescribed Investment Strategy at all times;

   (4) the owner is age 65 at issue and has a Withdrawal Factor of 5%;

   (5) the contract earns a net return of 8%;

   (6) the owner takes partial withdrawals equal to the Withdrawal Limit (which is the Withdrawal Factor multiplied by the greater of the Withdrawal Base and the Contract Value as of the prior contract anniversary) for the rest of the owner's life;

   (7) the owner dies upon reaching age 90; and

   (8) the Withdrawal Base is reset every three contract anniversaries.

                         WITHDRAWALS                  WITHDRAWAL  RIDER DEATH
       CONTRACT VALUE -    TAKEN -   CONTRACT VALUE -   BASE -     BENEFIT -
   AGE BEGINNING OF YEAR END OF YEAR   END OF YEAR    END OF YEAR END OF YEAR
   --------------------------------------------------------------------------
   65      $100,000        $ 5,000       $103,000      $100,000     $95,000
   66       103,000          5,150        106,090       100,000      89,850
   67       106,090          5,305        109,273       100,000      84,546
   68       109,273          5,464        112,551       109,273      79,082
   69       112,551          5,628        115,927       109,273      73,454
   70       115,927          5,796        119,405       109,273      67,658
   71       119,405          5,970        122,987       119,405      61,688
   72       122,987          6,149        126,677       119,405      55,538
   73       126,677          6,334        130,477       119,405      49,204
   74       130,477          6,524        134,392       130,477      42,681
   75       134,392          6,720        138,423       130,477      35,961
   76       138,423          6,921        142,576       130,477      29,040
   77       142,576          7,129        146,853       142,576      21,911
   78       146,853          7,343        151,259       142,576      14,568
   79       151,259          7,563        155,797       142,576       7,005
   80       155,797          7,790        160,471       155,797          --
   81       160,471          8,024        165,285       155,797          --
   82       165,285          8,264        170,243       155,797          --
   83       170,243          8,512        175,351       170,243          --
   84       175,351          8,768        180,611       170,243          --
   85       180,611          9,031        186,029       170,243          --
   86       186,029          9,301        191,610       186,029          --
   87       191,610          9,581        197,359       186,029          --
   88       197,359          9,868        203,279       186,029          --
   89       203,279         10,164        209,378       203,279          --
   --------------------------------------------------------------------------

Guaranteed Withdrawal Advantage

Guaranteed Withdrawal Advantage is not available for contracts issued on or after May 1, 2007.

Guaranteed Withdrawal Advantage provides guaranteed withdrawals, with upside potential, provided you meet certain conditions. If you:

  .  allocate all Contract Value to the prescribed Investment Strategy; and

  . limit total Gross Withdrawals in each Benefit Year to an amount less than or equal to the Withdrawal Limit;

you will be eligible to receive total Gross Withdrawals at least equal to your protected amount, even if your Contract Value reduces to zero.

For important information about the Investment Strategy, please see the "Investment Strategy for the Guaranteed Minimum Withdrawal Benefit Rider Options" provision below.

THE GUARANTEED MINIMUM WITHDRAWAL BENEFIT PROVIDED UNDER THE RIDER MAY BE REDUCED OR LOST BASED ON THE WITHDRAWALS YOU TAKE FROM THE CONTRACT. FOR EXAMPLE, YOUR GUARANTEED MINIMUM WITHDRAWAL BENEFIT WILL BE REDUCED IF YOU TAKE EXCESS WITHDRAWALS IN A BENEFIT YEAR. SEE THE "WITHDRAWALS" PROVISION BELOW. YOUR BENEFIT WILL ALSO BE REDUCED IF YOU CHOOSE NOT TO FOLLOW THE INVESTMENT STRATEGY. SEE THE "SUBSEQUENT PREMIUM PAYMENTS" PROVISION BELOW. YOU WILL ALSO LOSE THE GUARANTEED MINIMUM WITHDRAWAL BENEFIT IF YOU ANNUITIZE OR SURRENDER THE CONTRACT.

WITHDRAWAL LIMIT. The Withdrawal Limit is calculated on each Valuation Day. The Withdrawal Limit is equal to (a) multiplied by (b), where:

   (a) is the protected amount; and

   (b) is the Withdrawal Factor for the wait period.

The wait period is the number of completed months from the later of the Benefit Date and the Valuation Day of the most recent premium payment to the Valuation Day of the first withdrawal after that date.

PROTECTED AMOUNT. Your protected amount is used to calculate the Withdrawal Limit, which is the total amount you may withdraw in a Benefit Year without reducing the benefits provided under this rider. Your initial protected amount equals premium payments applied to the contract on the Contract Date. The protected amount does not change unless:

  .  an additional premium payment is applied to your protected amount; or

  .  you elect to reset the protected amount.

Your protected amount can never exceed $2,000,000. This maximum amount applies to all contracts that you own with us and our affiliated companies.

Your initial remaining amount is equal to your initial protected amount.

SUBSEQUENT PREMIUM PAYMENTS. Any additional premium payment applied to your contract will adjust your protected amount and remaining amount. If you have allocated assets in accordance with the prescribed Investment Strategy since the Benefit Date, the protected amount and remaining amount will be increased by the subsequent premium payment. Otherwise, both the protected amount and the remaining amount will be increased only by 50% of the premium payment.

IMPORTANT NOTE.  WE RESERVE THE RIGHT TO NOT ADJUST PROTECTED AMOUNTS AND
REMAINING AMOUNTS FOR ANY ADDITIONAL PREMIUM PAYMENTS.   As a result, it is
possible that you would not be able to make subsequent premium payments after the initial premium payment to take advantage of the benefits provided by Guaranteed Withdrawal Advantage that would be associated with such additional premium payments. For example, if you make premium payments that are not included in the calculation of your protected amount and remaining amount, you will pay a higher rider charge to the extent that the premium payments increase the Contract Value upon which the charge is imposed. Also, to the extent your Contract Value is increased by such premium payments, you are less likely to realize any benefit under Guaranteed Withdrawal Advantage, because it is less likely that your Contract Value will be less than the protected amount or remaining amount, as the case may be. Before making premium payments that do not increase the protected amount and remaining amount, you should consider that: (i) the guaranteed amounts provided by the protected amount and remaining amount will not include such premium payments; (ii) any such premium payments make it less likely that you will receive a benefit in the form of an additional amount even if your Contract Value has declined; and (iii) this rider may not make sense for you if you intend to make premium payments that will not increase the protected amount and remaining amount.

RESET. On any monthly anniversary after five complete years from your Benefit Date, you may elect to reset your benefit and to participate in the Investment Strategy available at that time, provided we receive written notice of your election at our Home Office. If you do, we will as of that reset date:

  .  reset the protected amount and remaining amount to equal your Contract
     Value;

  . reset the charge for this rider (the new charge, which may be higher than your previous charge, will never exceed an annual rate of 1.00%); and

  .  reset the Investment Strategy to the current Investment Strategy.

We reserve the right to limit the next available reset date to an anniversary on or after five complete years from the Benefit Date.

WITHDRAWALS. If a Gross Withdrawal PLUS all prior Gross Withdrawals in a Benefit Year is less than or equal to the Withdrawal Limit, the remaining amount is reduced by the Gross Withdrawal.

If a Gross Withdrawal, PLUS all prior Gross Withdrawals in a Benefit Year, is in excess of the Withdrawal Limit, your remaining amount is reduced, causing a reduction in your total benefits provided under this rider. The new remaining amount equals the lesser of (a) and (b), where:

   (a) is the Contract Value after the Gross Withdrawal; and

   (b) is the prior remaining amount less the Gross Withdrawal.

If the total Gross Withdrawals in a Benefit Year is less than or equal to the Withdrawal Limit, we will waive any surrender charge on such total Gross Withdrawals.

REDUCTION IN CONTRACT VALUE. Your Contract Value after taking a withdrawal may be less than the amount required to keep your contract in effect. In this event, your contract and any other riders and endorsements will terminate and the following will occur:

  . IF THE WITHDRAWAL LIMIT IS LESS THAN $100, WE WILL PAY YOU THE GREATER OF THE REMAINING AMOUNT OR CONTRACT VALUE IN A LUMP SUM.

  . IF THE WITHDRAWAL LIMIT IS GREATER THAN OR EQUAL TO $100, WE WILL ISSUE YOU A SUPPLEMENTAL CONTRACT. WE WILL CONTINUE TO PAY YOU THE WITHDRAWAL LIMIT UNTIL YOU HAVE RECEIVED THE GREATER OF THE REMAINING AMOUNT OR CONTRACT VALUE AS DETERMINED ON THE VALUATION DAY THE SUPPLEMENTAL CONTRACT WAS ISSUED. WE WILL MAKE PAYMENTS MONTHLY UNLESS AGREED OTHERWISE. IF THE MONTHLY AMOUNT IS LESS THAN $100, WE WILL REDUCE THE FREQUENCY SO THAT THE PAYMENT RECEIVED WILL BE AT LEAST $100.

CONSIDERATIONS. While the rider is designed to provide guaranteed withdrawals, this benefit is only guaranteed to the extent you comply with the limits, conditions and restrictions set forth in the contract.

WHEN THE RIDER IS EFFECTIVE

Guaranteed Withdrawal Advantage must be elected at application. Guaranteed Withdrawal Advantage is not available for contracts issued on or after May 1, 2007. The rider will remain in effect while the contract is in force and before income payments begin. The rider may not be terminated prior to the Maturity Date. On the Maturity Date, the rider, and the benefits you are eligible to receive thereunder, will terminate.

OWNERSHIP AND CHANGE OF OWNERSHIP

We must approve any assignment or sale of this contract unless the assignment is a court ordered assignment.

If you marry after issue, you may add your spouse as a joint owner and Joint Annuitant or as a Joint Annuitant only, subject to our approval.

Under federal tax law civil union partners and same-sex spouses are not permitted to continue the contract without taking required distributions upon the death of an owner. Therefore, even if named a joint owner/Joint Annuitant, a same-sex spouse or civil union partner will have to take required distributions upon the death of the other joint owner/Joint Annuitant. See the "Distribution Rules" provision of this prospectus. If this situation applies to you, you should consult a tax adviser.

SPOUSAL CONTINUATION

If the designated beneficiary is a surviving spouse who elects to continue the contract as the new owner, this rider will continue.

Proceeds that were transferred to the GE Investments Funds, Inc. -- Money Market Fund upon the death of the owner will be reallocated to the Investment Strategy, if applicable, and the asset percentages then in effect at the time of the death of the owner. Such reallocations will not be counted as a transfer for the purpose of the number of transfers allowed under the contract in a calendar year.

EXAMPLES

The following examples show how Guaranteed Withdrawal Advantage works based on hypothetical values. The examples are for illustrative purposes only and are not intended to depict investment performance of the contract and, therefore, should not be relied upon in making a decision to invest in the rider or contract.

The first example assumes:

   (1) the owner purchases the contract for $100,000;

   (2) the owner makes no additional premium payments;

   (3) all Contract Value is allocated in accordance with the prescribed Investment Strategy at all times;

   (4) the contract earns a net return of -2%; and

   (5) the owner takes withdrawals equal to the Withdrawal Limit (which is $7,000, or 7% of the protected amount) beginning in each Benefit Year until the remaining amount is exhausted.

                      WITHDRAWALS
    CONTRACT VALUE -    TAKEN -   CONTRACT VALUE -    PROTECTED    REMAINING
    BEGINNING OF YEAR END OF YEAR   END OF YEAR        AMOUNT       AMOUNT
    ------------------------------------------------------------------------
        $100,000        $7,000        $91,000      $       100,000 $ 93,000
          91,000         7,000         82,180                        86,000
          82,180         7,000         73,536                        79,000
          73,536         7,000         65,066                        72,000
          65,066         7,000         56,764                        65,000
          56,764         7,000         48,629                        58,000
          48,629         7,000         40,656                        51,000
          40,656         7,000         32,843                        44,000
          32,843         7,000         25,186                        37,000
          25,186         7,000         17,658                        30,000
          17,658         7,000         10,280                        23,000
          10,280         7,000          3,049                        16,000
           3,049         7,000             --                         9,000
              --         7,000             --                         2,000
              --         2,000             --                            --
                                                    Total Received $100,000
    ------------------------------------------------------------------------

This next example assumes:

   (1) the owner purchases the contract for $100,000;

   (2) the owner makes no additional premium payments;

   (3) all Contract Value is allocated in accordance with the prescribed Investment Strategy at all times;

   (4) the contract earns a net return of -2%; and

   (5) the owner takes no withdrawals in the first five Benefit Years and then takes withdrawals equal to the Withdrawal Limit (which is $10,000, or 10% of the protected amount) beginning in the sixth Benefit Year until the remaining amount is exhausted.

                      WITHDRAWALS
    CONTRACT VALUE -    TAKEN -   CONTRACT VALUE -    PROTECTED    REMAINING
    BEGINNING OF YEAR END OF YEAR   END OF YEAR        AMOUNT       AMOUNT
    ------------------------------------------------------------------------
        $100,000        $    --       $98,000      $       100,000 $100,000
          98,000             --        96,040                       100,000
          96,040             --        94,119                       100,000
          94,119             --        92,237                       100,000
          92,237             --        90,392                       100,000
          90,392         10,000        78,584                        90,000
          78,584         10,000        67,013                        80,000
          67,013         10,000        55,672                        70,000
          55,672         10,000        44,559                        60,000
          44,559         10,000        33,668                        50,000
          33,668         10,000        22,969                        40,000
          22,969         10,000        12,485                        30,000
          12,485         10,000         2,210                        20,000
           2,210         10,000            --                        10,000
              --         10,000            --                            --
                                                    Total Received $100,000
    ------------------------------------------------------------------------

Investment Strategy for the Guaranteed Minimum Withdrawal Benefit Rider Options

In order to receive the full benefit provided by each of the Guaranteed Minimum Withdrawal Benefit Rider Options, you must invest all premium payments and allocations in accordance with a prescribed Investment Strategy. Except for Lifetime Income Plus 2008 and Lifetime Income Plus Solution, if you do not allocate all assets in accordance with a prescribed Investment Strategy, your benefit under the rider will be reduced by 50%. EVEN IF YOUR BENEFIT IS
REDUCED, YOU WILL CONTINUE TO PAY THE FULL AMOUNT CHARGED FOR THE RIDER. Contract owners that own Lifetime Income Plus 2008 or Lifetime Income Plus Solution must always allocate assets in accordance with the Investment Strategy.

The Investment Strategy for Guaranteed Withdrawal Advantage, Lifetime Income Plus and Lifetime Income Plus 2007 is discussed in this section. The Investment Strategy for Lifetime Income Plus 2008 is discussed above in the "Lifetime Income Plus 2008" provision of this prospectus. The Investment Strategy for Lifetime Income Plus Solution is discussed above in the "Lifetime Income Plus Solution" provision of this prospectus.

Investment Strategies may change from time to time. You may allocate your assets in accordance with your Investment Strategy prescribed at the time the contract was issued, or in accordance with the Investment Strategy in effect at the time you reset your benefit. Therefore, you may have assets allocated to an Investment Strategy that is different than the Investment Strategy described in this prospectus. Your ability to choose different Investment Strategies is limited, as described below.

For contracts issued on or after May 1, 2007 and for contract owners who reset their benefit under the rider on or after May 1, 2007, the Investment Strategy includes Designated Subaccounts and Asset Allocation Model C. Under this Investment Strategy, contract owners may allocate assets to EITHER Asset Allocation Model C OR to one or more Designated Subaccounts. Contract owners MAY NOT allocate assets to Asset Allocation Model C AND one or more Designated Subaccounts. For more information about Asset Allocation Model C and the Subaccounts comprising Asset Allocation Model C and the Designated Subaccounts, please see the "Subaccounts" and "Asset Allocation Program" provisions of this prospectus.

On a monthly basis, we will rebalance your Contract Value to the Subaccounts in accordance with the percentages that you have chosen to invest in the Designated Subaccounts or in accordance with the allocations that comprise Asset Allocation Model C. In addition, we will also rebalance your Contract Value on any Valuation Day after any transaction involving a withdrawal, receipt of a premium payment or a transfer of Contract Value, unless you instruct us otherwise.

Shares of a Portfolio may become unavailable under the contract for new premium payments, transfers and asset rebalancing. As a result, shares of a Portfolio may also become unavailable under your Investment Strategy. Investment Strategies may be modified to respond to such events by removing unavailable Portfolios and adding new Portfolios as appropriate. Because such changes may affect your allocation instructions, you will need to provide updated allocation instructions to comply with the modified Investment Strategy. If you do not provide updated allocation instructions, any subsequent premium payments or transfers requesting payment to an unavailable Portfolio will be considered not in good order. Periodic rebalancing to unavailable Portfolios will cease and any imbalances in percentages due to lack of asset rebalancing WILL NOT cause a reduction in your benefit.

IF YOU REQUEST A TRANSFER OR SEND A SUBSEQUENT PREMIUM PAYMENT WITH ALLOCATION INSTRUCTIONS TO A PORTFOLIO THAT IS NOT PART OF THE PRESCRIBED INVESTMENT STRATEGY, WE WILL HONOR YOUR INSTRUCTIONS. PLEASE BE AWARE, HOWEVER, THAT YOUR TOTAL CONTRACT VALUE WILL NOT BE INVESTED IN ACCORDANCE WITH THE PRESCRIBED INVESTMENT STRATEGY AND THE GUARANTEED AMOUNT AVAILABLE FOR WITHDRAWAL WILL BE REDUCED BY 50%, RESULTING IN A REDUCTION IN YOUR BENEFIT. YOU MAY RESET YOUR BENEFIT ON THE NEXT AVAILABLE RESET DATE AS DESCRIBED IN THE "RESTORATION OR RESET OF THE BENEFIT" PROVISION FOR THE APPLICABLE GUARANTEED MINIMUM WITHDRAWAL BENEFIT RIDER OPTION.

The current Investment Strategy is as follows:

   (1) owners may allocate assets to the following Designated Subaccounts:

       AIM Variable Insurance Funds (Invesco Variable Insurance Funds) -- Invesco Van Kampen V.I. Equity and Income Fund -- Series II shares;

       AllianceBernstein Variable Products Series Fund, Inc. --
       AllianceBernstein Balanced Wealth Strategy Portfolio -- Class B;

       BlackRock Variable Series Funds, Inc. -- BlackRock Global Allocation V.I. Fund -- Class III Shares;

       Fidelity Variable Insurance Products Fund -- VIP Balanced Portfolio -- Service Class 2;

       GE Investments Funds, Inc. -- Total Return Fund --Class 3 Shares;

       Janus Aspen Series -- Balanced Portfolio -- Service Shares;

       MFS(R) Variable Insurance Trust -- MFS(R) Total Return Series -- Service Class Shares; and/or

       Oppenheimer Variable Account Funds -- Oppenheimer Balanced Fund/VA -- Service Shares;

       OR

   (2) owners may allocate assets to Asset Allocation Model C.

ANNUITY CROSS FUNDING PROGRAM

THE ANNUITY CROSS FUNDING PROGRAM IS NOT AVAILABLE TO CONTRACTS ISSUED ON OR AFTER AUGUST 17, 2004.

This section of the prospectus describes a program that may permit you (if you are eligible) to purchase this contract and use it to make payments to a Scheduled Purchase Payment Variable Deferred Annuity issued by Genworth Life and Annuity Insurance Company. We refer to the program as the "Annuity Cross Funding Program" because you systematically withdraw amounts from this annuity contract (referred to as the "Funding Annuity") to make payments to the Scheduled Purchase Payment Variable Deferred Annuity Contract.

WHAT IS THE ANNUITY CROSS FUNDING PROGRAM? Subject to our prior approval, you may arrange to take Systematic Withdrawals and immediately allocate that withdrawal to the Scheduled Purchase Payment Variable Deferred Annuity Contract issued by us. Such withdrawals will reduce proportionally any death benefit available in this annuity. See the "Death Benefit" provision of this prospectus.

HOW DOES THE ANNUITY CROSS FUNDING PROGRAM WORK? To participate in the Annuity Cross Funding Program, you must satisfy certain eligibility requirements and receive our prior approval. This contract, as the Funding Annuity must be issued on the same date as the Scheduled Purchase Payment Variable Deferred Annuity and have the same Maturity Date. The Maturity Date may be referred to as "Annuity Commencement Date" in the Scheduled Purchase Payment Variable Deferred Annuity.

There is no charge for participating in the Annuity Cross Funding Program. The Annuity Cross Funding Program will terminate automatically when the Systematic Withdrawals from this Funding Annuity cause the Contract Value in this annuity to be less than $100. You may discontinue the Annuity Cross Funding Program at any time by notifying us in writing at our Home Office. Discontinuing the Annuity Cross Funding Program could cause you to lose your guarantee under the Scheduled Purchase Payment Variable Deferred Annuity if the scheduled purchase payments are not completed under the terms of that contract. Once you discontinue participation in the Annuity Cross Funding Program, you may not reinstate it. The actual performance of this Funding Annuity may directly affect the amount of premium payments that must be allocated to this Funding Annuity in order to make all required Scheduled Installments for the Scheduled Payment Variable Deferred Annuity Contract. If the Subaccounts of the Funding Annuity in which you have allocated assets do not perform as anticipated, it may be necessary to make additional premium payments to either this Funding Annuity or to the Scheduled Purchase Payment Variable Deferred Annuity so that you do not lose your right to Guaranteed Minimum Income Payments under the Scheduled Purchase Payment Variable Deferred Annuity Contract.

THE SCHEDULED PURCHASE PAYMENT VARIABLE DEFERRED ANNUITY IS OFFERED BY A SEPARATE PROSPECTUS. Only variable annuity contracts issued by us or one of our affiliated companies and offered for use in an approved Annuity Cross Funding Program could be purchased as a Funding Annuity. The Scheduled Purchase Payment Variable Deferred Annuity Contract is not offered by this prospectus. The Scheduled Purchase Payment Variable Deferred Annuity Contract is offered only by the current prospectus for the Scheduled Purchase Payment Variable Deferred Annuity Contract.

ANNUITY CROSS FUNDING PROGRAM -- TAX TREATMENT OF THE ANNUITY CONTRACTS. Under an Annuity Cross Funding Program we will treat transfers from this Funding Annuity to the Scheduled Purchase Payment Variable Deferred Annuity contract as non-taxable transfers within a single annuity contract for federal tax purposes only if this Funding Annuity and Scheduled Purchase Payment Variable Deferred Annuity each satisfy certain requirements upon issue. Our ability to continue to treat transfers from this Funding Annuity to the Scheduled Purchase Payment Variable Deferred Annuity as non-taxable transfers within a single annuity contract for federal tax purposes may be adversely affected if certain changes are made to either contract after issue. CHANGING THE MATURITY DATE FOR THIS FUNDING ANNUITY AND THE SCHEDULED PURCHASE PAYMENT VARIABLE DEFERRED ANNUITY ONCE A CROSS FUNDING PROGRAM HAS BEGUN MAY HAVE ADVERSE TAX CONSEQUENCES, AND YOU SHOULD CONSULT A TAX ADVISER BEFORE MAKING ANY SUCH CHANGE. IN ADDITION, CHANGING THE MATURITY DATE ON THIS FUNDING ANNUITY MAY CAUSE YOU TO LOSE YOUR RIGHTS TO GUARANTEED MINIMUM INCOME PAYMENTS UNDER THE TERMS OF THE SCHEDULED PURCHASE PAYMENT VARIABLE DEFERRED ANNUITY CONTRACT.

BOTH CONTRACTS MUST HAVE THE SAME OWNER, JOINT OWNER IF ANY, ANNUITANT, AND JOINT ANNUITANT, IF ANY. THE BENEFICIARIES NEED NOT BE THE SAME. CHANGING ANY OWNER, ANY ANNUITANT, OR BENEFICIARY MAY HAVE ADVERSE TAX CONSEQUENCES. YOU SHOULD CONSULT A TAX ADVISER BEFORE MAKING SUCH A CHANGE.


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This contract permits you for a limited period to return it for a refund as described under the "Return Privilege" section of this prospectus. The Scheduled Purchase Payment Variable Deferred Annuity we offer may also provide a return privilege. YOU MAY CHOOSE TO RETURN EITHER THIS FUNDING ANNUITY, THE SCHEDULED PURCHASE PAYMENT VARIABLE DEFERRED ANNUITY, OR BOTH CONTRACTS IN ACCORDANCE WITH THE APPLICABLE RETURN PRIVILEGE. RETURNING EITHER THIS FUNDING ANNUITY OR THE SCHEDULED PURCHASE PAYMENT VARIABLE DEFERRED ANNUITY IN ACCORDANCE WITH THE APPLICABLE RETURN PRIVILEGE WITHOUT ALSO RETURNING THE OTHER CONTRACT MAY RESULT IN ADVERSE TAX CONSEQUENCES AND YOU SHOULD CONSULT A TAX ADVISER BEFORE RETURNING ONLY ONE CONTRACT.

Transfers from the Scheduled Purchase Payment Variable Deferred Annuity to this Funding Annuity are not permitted. Amounts transferred from this Funding Annuity to the Scheduled Purchase Payment Variable Deferred Annuity may be subject to surrender charges and/or a market value adjustment (which may be positive or negative) upon a partial or total or surrender from the Scheduled Purchase Payment Variable Deferred Annuity. The surrender charge applicable to amounts transferred to the Scheduled Purchase Payment Variable Deferred Annuity are higher than those applicable to such amounts had they remained invested in this Funding Annuity since this Funding Annuity has no surrender charges; market value adjustments applicable to amounts transferred to the Scheduled Purchase Payment Variable Deferred Annuity would not have been applicable to such amounts had they remained invested in this Funding Annuity.

If you request a partial or total or surrender while participating in an Annuity Cross Funding Program, you must designate whether the partial surrender or total surrender is to be made from this Funding Annuity or the Scheduled Purchase Payment Variable Deferred Annuity. Surrender charges, if applicable, as well as any other applicable charges will be assessed according to the provisions of the contract from which the partial or total surrender is made and as disclosed in the prospectus for that contract. YOU SHOULD BE AWARE THAT THE TAX TREATMENT OF PARTIAL SURRENDERS OR TOTAL SURRENDERS FROM EITHER THIS FUNDING ANNUITY OR THE SCHEDULED PURCHASE PAYMENT VARIABLE DEFERRED ANNUITY CONTRACT WILL BE AFFECTED BY PARTIAL SURRENDERS OR TOTAL SURRENDERS AS WELL AS GAINS OR LOSSES WITH RESPECT TO THE OTHER CONTRACT. YOU SHOULD CONSULT A TAX ADVISER BEFORE REQUESTING PARTIAL OR TOTAL SURRENDERS FROM THIS FUNDING ANNUITY OR THE SCHEDULED PURCHASE PAYMENT VARIABLE DEFERRED ANNUITY WHILE PARTICIPATING IN AN ANNUITY CROSS FUNDING PROGRAM.

DEATH BENEFITS WILL BE CALCULATED AND PAID SEPARATELY IN ACCORDANCE WITH THE PROVISIONS OF THIS FUNDING ANNUITY OR THE SCHEDULED PURCHASE PAYMENT VARIABLE DEFERRED ANNUITY AS THE CASE MAY BE, AND AS DISCLOSED IN THE PROSPECTUS FOR THE RESPECTIVE CONTRACT.

Income payments will be calculated and paid according to the provisions of this Funding Annuity and the Scheduled Purchase Payment Variable Deferred Annuity (including the respective annuity tables of such contracts) and the provisions of the respective prospectuses for and administrative procedures applicable to each such contract. However, this Funding Annuity and the Scheduled Purchase Payment Variable Deferred Annuity Contract will be aggregated and treated as one contract for purposes of the tax treatment of such income payments. YOU SHOULD CONSULT A TAX ADVISER BEFORE REQUESTING INCOME PAYMENTS TO START UNDER THIS FUNDING ANNUITY AND/OR THE SCHEDULED PURCHASE PAYMENT VARIABLE DEFERRED ANNUITY CONTRACT AND BEFORE COMMUTING ANY SUCH INCOME PAYMENTS BEFORE THE PAYMENT DATE FOR SUCH PAYMENT.

THIS DISCUSSION OF THE ANNUITY CROSS FUNDING PROGRAM DOES NOT ATTEMPT TO ADDRESS THE TAX AND OTHER TREATMENT OF EVERY TRANSACTION THAT COULD BE EFFECTED UNDER THIS FUNDING ANNUITY OR THE SCHEDULED PURCHASE PAYMENT VARIABLE DEFERRED ANNUITY CONTRACT IN CONNECTION WITH AN ANNUITY CROSS FUNDING PROGRAM. YOU SHOULD CONSULT A TAX ADVISER BEFORE YOU PURCHASE THIS CONTRACT AND/OR THE SCHEDULED PURCHASE PAYMENT VARIABLE DEFERRED ANNUITY CONTRACT IN CONNECTION WITH AN ANNUITY CROSS FUNDING PROGRAM.

DEATH OF OWNER AND/OR ANNUITANT

FOR CONTRACTS ISSUED ON OR AFTER THE LATER OF MAY 1, 2003, OR THE DATE ON WHICH STATE INSURANCE AUTHORITIES APPROVE APPLICABLE CONTRACT MODIFICATIONS, THE FOLLOWING PROVISIONS APPLY:

DISTRIBUTION PROVISIONS UPON DEATH OF OWNER OR JOINT OWNER

In certain circumstances, federal tax law requires that distributions be made under this contract upon an individual's death. Except as described below in the "Distribution Rules" provision, a distribution is required upon the death of:

   (1) an owner or joint owner; or

   (2) the Annuitant or Joint Annuitant if any owner or joint owner is a non-natural entity.

The amount of proceeds payable upon the death of an owner or joint owner (or the Annuitant or Joint Annuitant if an owner or joint owner is a non-natural entity) and the methods available for distributing such proceeds are described in the provision below.


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If any owner or joint owner, who is not also an Annuitant or Joint Annuitant, dies prior to the Maturity Date, the amount of proceeds payable will be the Contract Value as of the first Valuation Day we receive the request for surrender or choice of applicable payment choice, due proof of death and any required forms at our Home Office.

DEATH BENEFIT AT DEATH OF ANY ANNUITANT BEFORE THE MATURITY DATE

If any Annuitant dies before the Maturity Date, regardless of whether the Annuitant is also an owner or joint owner, the amount of proceeds payable is the death benefit. Upon receipt at our Home Office of due proof of an Annuitant's death and all required forms (generally, due proof of death is a certified copy of the death certificate or a certified copy of the decree of a court of competent jurisdiction as to the finding of death), a death benefit will be paid in accordance with your instructions, subject to distribution rules and termination of contract provisions discussed in the contract and elsewhere in this prospectus.

The death benefit choices we offer are:

   (1) the Basic Death Benefit;

   (2) the Annual Step-Up Death Benefit Rider Option;

   (3) the 5% Rollup Death Benefit Rider Option;

   (4) the Earnings Protector Death Benefit Rider Option; and

   (5) the Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death Benefit Rider Option.

We automatically provide the Basic Death Benefit to you. The death benefit rider options are available to you for an additional charge and must be elected at the time of application. The 5% Rollup Death Benefit Rider Option and the Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death Benefit Rider Option are not available for contracts issued on or after September 2, 2003 as a Funding Annuity under the Annuity Cross Funding Program. The Annual Step-Up Death Benefit Rider may be elected with Lifetime Income Plus, Lifetime Income Plus 2007, Lifetime Income Plus 2008 or Lifetime Income Plus Solution at the time of application. None of the other death benefit rider options are available with Lifetime Income Plus, Lifetime Income Plus 2007, Lifetime Income Plus 2008 or Lifetime Income Plus Solution. You may elect the Earnings Protector Death Benefit Rider with either the Annual Step-Up Death Benefit Rider or the 5% Rollup Death Benefit Rider. You may not, however, elect the Annual Step-Up Death Benefit Rider and the 5% Rollup Death Benefit Rider together or in any combination. The Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death Benefit Rider may not be elected with any other death benefit rider.

The death benefit varies based on:

   (1) the Annuitant's age on the date the contract was issued;

   (2) the Annuitant's age on the date of his or her death;

   (3) the number of contract years that elapse from the date the contract is issued until the date of the Annuitant's death; and

   (4) whether any premium taxes are due at the time the death benefit is paid.

BASIC DEATH BENEFIT

The Basic Death Benefit available for all contracts issued is equal to the greater of:

   (a) premium payments adjusted for any partial surrenders and any applicable premium taxes as of the Valuation Day we receive due proof of death and all required forms at our Home Office; and

   (b) the Contract Value on the Valuation Day upon receipt of due proof of death and all required forms at our Home Office.

Partial surrenders (including partial surrenders immediately allocated to a Scheduled Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program or partial surrenders taken pursuant to the terms of a Guaranteed Minimum Withdrawal Benefit Rider Option) reduce the death benefit proportionally by the same percentage that the partial surrender (including any premium taxes assessed) reduces the Contract Value.

Please see Appendix A for an example of the Basic Death Benefit Calculation.

ANNUAL STEP-UP DEATH BENEFIT RIDER OPTION

The Annual Step-Up Death Benefit Rider adds an extra feature to the Basic Death Benefit. Under the Annual Step-Up Death Benefit Rider, the amount of death benefit proceeds we will pay upon receipt of due proof of death of any Annuitant and all required forms at our Home Office will be the greater of:

  .  the Basic Death Benefit; and

  .  the Annual Step-Up Death Benefit Rider Option described below.

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The following is the Annual Step-Up Death Benefit if all Annuitant(s) are age
80 or younger on the date the contract is issued:

The Annual Step-Up Death Benefit on the Contract Date is the initial premium payment. The Annual Step-Up Death Benefit will be reset on each contract anniversary, up to and including the later of the fifth contract anniversary and the contract anniversary next following or coincident with the 80th birthday of the older Annuitant and on the Valuation Day that we receive due proof of death and all required forms at our Home Office. At each reset date, the Annual Step-Up Death Benefit equals the greater of (a) and (b) where:

   (a) is the Contract Value; and

   (b) is the Annual Step-Up Death Benefit on the last reset date plus premium payments made since the last reset date, adjusted for any partial surrenders made and premium taxes paid since the last reset date.

Partial surrenders (including any partial surrenders immediately allocated to a Scheduled Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program or partial surrenders taken pursuant to the terms of a Guaranteed Minimum Withdrawal Benefit Rider Option) reduce the Annual Step-Up Death Benefit proportionally by the same percentage that the partial surrender (including any premium taxes assessed) reduces the Contract Value.

The following is the Annual Step-Up Death Benefit if any Annuitant is older than age 80 on the date the contract is issued:

The Annual Step-Up Death Benefit on the Contract Date is the initial premium payment. The Annual Step-Up Death Benefit will be reset on each contract anniversary, up to and including the contract anniversary next following or coincident with the 85th birthday of the older Annuitant and on the Valuation Day that we receive due proof of death and all required forms at our Home Office. At each reset date, the Annual Step-Up Death Benefit equals the greater of (a) and (b) where:

   (a) is the Contract Value; and

   (b) is the Annual Step-Up Death Benefit on the last reset date, plus premium payments made since the last reset date, adjusted for any partial surrenders made and premium taxes paid since the last reset date.

Partial surrenders (including any partial surrenders immediately allocated to a Scheduled Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program or partial surrenders taken pursuant to the terms of a Guaranteed Minimum Withdrawal Benefit Rider Option) reduce the Annual Step-Up Death Benefit proportionally by the same percentage that the partial surrender (including any premium taxes assessed) reduces the Contract Value.

You may only elect the Annual Step-Up Death Benefit Option Rider at the time of application. Once elected, it may not be terminated and it will remain in effect while this contract is in force until income payments begin. On the Maturity Date, this rider and its corresponding charge will terminate.

The Annual Step-Up Death Benefit Option Rider may not be available in all states or in all markets. We charge an additional amount for this benefit. This charge will not exceed an annual rate of 0.20% of your Contract Value at the time of the deduction. See the "Fee Tables" provision of this prospectus for additional information.

Please refer to Appendix A for an example of the calculation of the Annual Step-Up Death Benefit Rider Option.

5% ROLLUP DEATH BENEFIT RIDER OPTION

The 5% Rollup Death Benefit Rider adds an extra feature to the Basic Death Benefit. Under the 5% Rollup Death Benefit Rider, the amount of death benefit proceeds we will pay upon receipt of due proof of death of any Annuitant and all required forms at our Home Office will be the greater of:

  .  the Basic Death Benefit; and

  .  the 5% Rollup Death Benefit Rider Option described below.

The 5% Rollup Death Benefit Rider Option is available only to contracts where all Annuitants are age 75 or younger on the date the contract is issued.

The 5% Rollup Death Benefit on the Contract Date is the initial premium payment. At the end of each Valuation Period after the Contract Date, the 5% Rollup Death Benefit is equal to the lesser of (a) and (b) where:

   (a) is 200% of premium payments; and

   (b) is the Rollup Death Benefit at the end of the last Valuation Period increased by a daily interest factor, equivalent to a 5% annual effective interest rate, PLUS premium payments made during the current Valuation Period and adjusted for any partial surrenders and premium taxes paid during the current Valuation Period.

Partial surrenders taken each contract year (including any partial surrenders immediately allocated to a Scheduled Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program), up to 5% of premium

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payments, calculated at the time of the partial surrender, reduce the 5% Rollup
Death Benefit by the same amount that the partial surrender, (including any premium taxes assessed), reduces the Contract Value. If partial surrenders greater than 5% of premium payments are made in any contract year, the 5%
Rollup Death Benefit is reduced proportionally for that partial surrender and all future partial surrenders by the same percentage that the partial surrender, including any premium taxes paid, reduces the Contract Value.

Timing of partial surrenders may have unintended consequences to your 5% Rollup Death Benefit. This benefit increases daily at a compounded rate of 5%. Because of this, any partial surrenders in a contract year that exceed the accumulated rollup interest, up to an amount equal to 5% of premium payments, will reduce the death benefit amount below the value at the start of the contract year.

You may only elect the 5% Rollup Death Benefit Option Rider at the time of application. Once elected, it may not be terminated and it will remain in effect while this contract is in force until income payments begin. On the Maturity Date, this rider and its corresponding charge will terminate.

The 5% Rollup Death Benefit Option Rider may not be available in all states or in all markets. We charge an additional amount for this benefit. This charge will not exceed an annual rate of 0.30% of your Contract Value at the time of the deduction. See the "Fee Tables" provision of this prospectus for additional information.

Please refer to Appendix A for an example of the calculation of the 5% Rollup Death Benefit Rider Option.

EARNINGS PROTECTOR DEATH BENEFIT RIDER OPTION

The Earnings Protector Death Benefit Rider adds an extra feature to your death benefit. The Earnings Protector Death Benefit Rider is available only to contracts where all Annuitants are age 75 or younger on the date the contract is issued.

The following is the Earnings Protector Death Benefit if all Annuitant(s) are age 70 or younger on the date the contract is issued:

The Earnings Protector Death Benefit is equal to 40% of earnings which are defined as (a) MINUS (b) where:

   (a) is the Contract Value as of the first Valuation Day we receive due proof of death and all required forms at our Home Office; and

   (b) is the sum of all premium payments paid and not previously surrendered as of the first Valuation Day we receive due proof of death and all required forms at our Home Office.

The Earnings Protector Death Benefit cannot exceed 70% of premium payments adjusted for partial surrenders (including partial surrenders taken immediately allocated to a Scheduled Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program or including partial surrenders taken pursuant to the terms of Guaranteed Withdrawal Advantage). Premium payments, other than the initial premium payment, paid within 12 months of the date of the Annuitant's (or Joint Annuitant's, if applicable) death, are not included in this calculation. The Earnings Protector Death Benefit will never be less than zero.

The following is the Earnings Protector Death Benefit if any Annuitant is older than age 70 on the date the contract is issued:

The Earnings Protector Death Benefit is equal to 25% of earnings which are defined as (a) MINUS (b) where:

   (a) is the Contract Value as of the first Valuation Day we receive due proof of death and all required forms at our Home Office; and

   (b) is the sum of all premium payments paid and not previously surrendered as of the first Valuation Day we receive due proof of death and all required forms at our Home Office.

The Earnings Protector Death Benefit cannot exceed 40% of premium payments paid as adjusted for partial surrenders (including partial surrenders immediately allocated to a Scheduled Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program or including partial surrenders taken pursuant to the terms of Guaranteed Withdrawal Advantage). Premium payments, other than the initial premium payment, paid within 12 months of the date of the Annuitant's (or Joint Annuitant's, if applicable) death, are not included in this calculation. The Earnings Protector Death Benefit will never be less than zero.

Under both age scenarios listed above, partial surrenders (including partial surrenders immediately allocated to a Scheduled Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program) are taken first from gain and then from premium payments paid. For purposes of this rider, gain is calculated as (a) PLUS (b) MINUS (c) MINUS (d), but not less than zero, where:

   (a) is the Contract Value on the Valuation Day we receive your partial surrender or total surrender request;

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   (b) is the total of any partial surrenders;

   (c) is the total of premium payments paid; and

   (d) is the total of any gain previously surrendered.

You may only elect the Earnings Protector Death Benefit Rider Option at the time of application. Once elected, it may not be terminated and it will remain in effect while the contract is in force until income payments begin. On the Maturity Date, this rider and its corresponding charge will terminate.

The Earnings Protector Death Benefit Rider Option may not be available in all states or in all markets. We charge an additional amount for this benefit. This charge will not exceed an annual rate of 0.30% of your Contract Value at the time of the deduction. See the "Fee Tables" provision of this prospectus for additional information.

Please refer to Appendix A for an example of the calculation of the Earnings Protector Death Benefit Rider Option.

There are important things you should consider before you purchase the Earnings Protector Death Benefit Rider Option. These include:

  . The Earnings Protector Death Benefit Rider Option does not guarantee that any amounts under the benefit will become payable at death. Market declines resulting in your Contract Value being less than your premium payments paid and not previously surrendered may result in no additional amount being payable.

  . Once you purchase the Earnings Protector Death Benefit Rider Option, you cannot terminate it. This means that regardless of any changes in your circumstances, we will continue to assess a charge for the Earnings Protector Death Benefit Rider Option.

  . Please take advantage of the guidance of a qualified financial adviser in evaluating the Earnings Protector Death Benefit Rider Option, as well as the other aspects of the contract.

THE EARNINGS PROTECTOR AND GREATER OF ANNUAL STEP-UP AND 5% ROLLUP DEATH BENEFIT RIDER OPTION

The Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death Benefit Rider Option combines the Greater of the Annual Step-Up and 5% Rollup Death Benefit Rider Option plus the Earnings Protector Death Benefit Rider Option. Under this rider option, the amount of death benefit proceeds we will pay upon receipt of due proof of death of any Annuitant and all required forms at our Home Office will be the greatest of:

  .  the Basic Death Benefit described above;

  .  the Annual Step-Up Death Benefit Rider Option described above; and

  .  the 5% Rollup Death Benefit Rider Option described above; PLUS

  .  the Earnings Protector Death Benefit Rider Option described above.

You may only elect the Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death Benefit Rider Option at the time of application. Once elected, it may not be terminated and it will remain in effect while this contract is in force until income payments begin. On the Maturity Date, this rider and its corresponding charge will terminate.

The Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death Benefit Rider Option may not be available in all states or in all markets. We charge an additional amount for this benefit. This charge will not exceed an annual rate of 0.70% of your Contract Value at the time of the deduction. See the "Fee Tables" provision of this prospectus for additional information.

TERMINATION OF DEATH BENEFIT RIDER OPTIONS WHEN CONTRACT ASSIGNED OR SOLD

Your death benefit rider options will terminate in the event that you assign or sell this contract, unless your contract is assigned or sold pursuant to a court order.

HOW TO CLAIM PROCEEDS AND/OR DEATH BENEFIT PAYMENTS

At the death of:

   (1) an owner or joint owner; or

   (2) the Annuitant or Joint Annuitant (if any owner or joint owner is a non-natural entity).

the person or entity first listed below who is alive or in existence on the date of that death will become the designated beneficiary:

   (1) owner or joint owner;

   (2) primary beneficiary;

   (3) contingent beneficiary;

   (4) owner or joint owner's estate.

The designated beneficiary will be treated thereafter as the sole owner of the contract. The designated beneficiary may choose one of the payment choices described below, or a default payment choice will apply if no such election is made. For

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purposes of this provision, if there is more than one primary beneficiary named, each one will be treated separately with respect to their portion of the contract. Thus, in cases where there are multiple designated beneficiaries, once all required information is received, each designated beneficiary will be allocated their share of the proceeds in accordance with the terms of the contract and as specified by the owner. Then, each designated beneficiary may elect one of the payment choices below or have the default payment choice apply. If there is no primary beneficiary(ies) alive or in existence at the time of the death, all proceeds will be then payable to any named contingent beneficiary(ies).

We should be notified immediately by telephone or in writing upon the death of an owner, joint owner, Annuitant or Joint Annuitant. We have the right to request that any notification of death given by telephone be immediately followed by written notification. Upon notification, no additional premium payments will be accepted (unless the designated beneficiary is the spouse of the deceased and that spousal beneficiary has elected to continue the contract). Upon such notification of death, we will transfer all assets in the Separate Account to the GE Investments Funds, Inc. -- Money Market Fund until receipt of due proof of death and any required forms. Due proof of death consists of a death certificate issued by a government jurisdiction or a court of law. Any required forms can consist of information necessary in order to pay any named designated beneficiary(ies) and any other information necessary to process applicable proceeds.

PAYMENT CHOICES. The designated beneficiary may elect the form in which the proceeds will be paid from the following payment choices (and if no election is made, the default payment choice described below will apply):

   (1) receive the proceeds in a lump sum;

   (2) receive the proceeds over a period of five years following the date of death. At the end of the five year period, any remaining amounts will be distributed in a lump sum (if the designated beneficiary dies before all payments have been distributed, the remaining proceeds will be paid to the person or entity named by the designated beneficiary or to his or her estate if no person or entity is named);

   (3) elect Optional Payment Plan 1 or 2 as described in the "Optional Payment Plans" provision of this prospectus. If elected, payments must commence no later than one year after the date of death. In addition, if Optional Payment Plan 1 is chosen, the period certain cannot exceed the designated beneficiary's life expectancy, and if Optional Payment Plan 2 is chosen, the fixed period cannot exceed the designated beneficiary's life expectancy;

   (4) elect a "stretch" payment choice, as described in the "Stretch Payment Choices" provision below;

   (5) if the designated beneficiary is the spouse of a deceased owner, he or she may continue the contract as stated in the "Distribution Rules" provision; or

   (6) if the designated beneficiary is an owner or joint owner who is a natural person, he or she may continue the contract as stated in the "Distribution Rules" provision.

If a designated beneficiary makes no election within 60 days following receipt of due proof of death and all required forms at our Home Office, payments will be made over a period of five years following the date of death.

STRETCH PAYMENT CHOICES

The following payment choice is available to designated beneficiaries of Non-Qualified Contracts:

A designated beneficiary of a Non-Qualified Contract may apply the death proceeds of the contract to provide for an annual payment equal to the Minimum Annual Income, described below, for the life expectancy of the designated beneficiary. The first income payment must be made no later than 350 days after the original owner's date of death. The income payment period must be a period not exceeding the designated beneficiary's life expectancy. Payments will continue annually on the distribution date until the death of the designated beneficiary or the Contract Value is reduced to $0. Upon death of the designated beneficiary, the person or entity named by the designated beneficiary or, if no one is named, the designated beneficiary's estate may receive the remaining Contract Value. The recipient may take the Contract Value as a lump sum or continue to receive the annual payment on the distribution date equal to the Minimum Annual Income, or until the Contract Value is reduced to $0.

The Minimum Annual Income is the amount withdrawn each year to satisfy Section 72(s)(2)(B) of the Code. The Minimum Annual Income will be re-determined each year for the designated beneficiary's life expectancy using the Single Life Table in Section 1.401(a)(9)-9 A-1 of the Income Tax Regulations, as amended. After death, the Minimum Annual Income is calculated using the designated beneficiary's remaining life expectancy. We may offer alternative calculations of Minimum Annual Income based on amortization or annuitization calculations methods described in guidance published by the Internal Revenue Service.

Special rules for this payment choice only:

  . This payment choice cannot be selected if the Minimum Annual Income would be less than $100.

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  .  The designated beneficiary must elect a distribution date on which payments will be made. The first distribution date must be no later than 350 days after the owner's date of death.

  . Optional living benefit and death benefit riders are not available with this payment choice.

  .  Additional premium payments may not be added with this payment choice.

Under this payment choice, the contract will terminate upon payment of the entire Contract Value.

The following payment choice is available to designated beneficiaries of Qualified Contracts or any beneficiary receiving death proceeds from any other individual retirement plan:

An inherited owner may apply death proceeds to provide for an annual payment equal to the Minimum Annual Income, described below. For purposes of this provision, an inherited owner is any designated beneficiary receiving death proceeds from a Qualified Contract or any beneficiary receiving death proceeds from any other individual retirement plan. A surviving spouse may elect to be treated as an inherited owner in lieu of exercising spousal continuation. The inherited owner will be named the Annuitant at election of the payment choice.

Payments under this payment choice will continue annually on the distribution date selected by the inherited owner, subject to the special rules stated below, until the death of the inherited owner or the Contract Value is reduced to $0. Upon death of the inherited owner, the person or entity named by the inherited owner or, if no one is named, the inherited owner's estate may receive the remaining Contract Value. The recipient may take the Contract Value as a lump sum or continue to receive the annual payment on the distribution date equal to the Minimum Annual Income until the Contract Value is reduced to $0.

The Minimum Annual Income is the amount withdrawn each year to satisfy Section 408(b)(3) of the Code. The Minimum Annual Income will be based on the applicable distribution period for required minimum distributions after death, as provided in Section 1.401(a)(9)-5 A-5 of the Income Tax Regulations.

Special rules for this payment choice only:

  . This payment choice cannot be selected if the Minimum Annual Income would be less than $100.

  . The inherited owner must elect a distribution date on which payments will be made. If the inherited owner is the surviving spouse of the original IRA owner within the meaning of Section 401(a)(9)(B)(iv) of the Code, then the first distribution date elected must be the later of either: (i) December 15th of the year in which the deceased would have been age 70 1/2 or (ii) December 15th of the year following the original IRA owner's death. If the inherited owner is not the surviving spouse of the original IRA owner, then the first distribution date elected must be within 350 days from the date of death. If the surviving spouse dies before the first distribution date, the first distribution date under this rider will be determined by treating death of the surviving spouse as death of the original IRA owner and the surviving spouse's designated beneficiary as the inherited owner.

  . Optional living benefit and death benefit riders are not available with this payment choice.

  .  Additional premium payments may not be added with this payment choice

Under this payment choice, the contract will terminate upon payment of the entire Contract Value.

SPENDTHRIFT PROVISION. An owner may, by providing written notice to our Home Office in a manner acceptable to the Company, choose the method of payment of death proceeds under the contract by selecting any payment choice, including any Optional Payment Plan, that a designated beneficiary may have chosen. A designated beneficiary (other than the surviving spouse) cannot change the payment choice that the owner has selected. The owner may also specify at the time of electing an income payment option that any payments remaining to be made at the owner's death cannot be commuted or assigned. While living, the owner may revoke any such limitations on the rights of the designated beneficiary by providing written notice of such revocation to our Home Office in a manner acceptable to the Company. If the payment choice selected by the owner does not apply to a designated beneficiary, the limitations imposed by this paragraph shall not apply to such designated beneficiary. For example, a payment choice based on an individual's life does not apply to the owner's estate and the estate would be free to make its own payment choice as designated beneficiary after the owner's death.

DISTRIBUTION RULES

When Death Occurs Before the Maturity Date

The distribution rules below apply to Non-Qualified Contracts that are generally treated as annuity contracts under the Code. These rules also apply where federal tax law does not provide alternative distribution rules. These rules do not apply to Qualified Contracts and, if alternative distribution rules apply, contracts that do not qualify as annuity contracts under federal tax law, and may not apply to contracts held by certain entities.

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For Qualified Contracts, the required minimum distribution provisions of the
Code apply. The required minimum distribution rules are generally specified in the endorsement, plan document, or other writing establishing the plan or individual retirement arrangement. See the "Tax Matters" provision of this prospectus.

If the sole designated beneficiary is the surviving spouse of the deceased owner, the surviving spouse may elect to continue the contract with the surviving spouse as the owner. If the deceased owner was also an Annuitant or Joint Annuitant, the surviving spouse will automatically become the new sole Annuitant. As the new named owner and Annuitant, the surviving spouse may exercise all rights as stated in the contract. Any other surviving Joint Annuitant will be removed from the contract. Should the surviving spouse remarry, the new spouse may not exercise this provision at the death of the surviving spouse. If the surviving spouse is one of multiple designated beneficiaries, the surviving spouse may only continue the contract with the proportion allocated to him or her by the owner as stated on the application or later in writing in a form acceptable to us.

If the designated beneficiary(ies) is not the surviving spouse of the deceased, the designated beneficiary(ies) may not continue the contract indefinitely. If payment choice 1 or 2 is elected, the proceeds from the contract must be distributed within five years of the date of death. If payment choice 3 is elected (within 60 days following receipt of due proof of death and all required forms at our Home Office), payments will begin within one year of the date of the deceased owner's death and extend over the designated beneficiary's life or a period not longer than the designated beneficiary's life expectancy.

If the designated beneficiary is an owner or joint owner, the owner (if the owner is a natural person) may continue the contract. Contract Value for the continued contract will be equal to the death benefit proceeds. If there is no Joint Annuitant, the Owner will become the new sole Annuitant. If there is a Joint Annuitant, the Joint Annuitant will become the sole Annuitant. The owner may exercise all rights as stated in the contract before an Annuitant's death.

When Death Occurs On or After the Maturity Date

On or after the Maturity Date, if an owner, joint owner, Annuitant or designated beneficiary dies while the contract is in force, payments that are already being made under the contract will be made at least as rapidly as under the method of distribution in effect at the time of death, notwithstanding any other provision of the contract. This means that unless accelerated in accordance with contract terms, income payments will continue to the beneficiary under the distribution method in effect at the applicable death.

DEATH OF OWNER AND/OR ANNUITANT

FOR CONTRACTS ISSUED PRIOR TO MAY 1, 2003, OR PRIOR TO THE DATE ON WHICH STATE INSURANCE AUTHORITIES APPROVE APPLICABLE CONTRACT MODIFICATIONS, THE FOLLOWING PROVISIONS APPLY:

DEATH BENEFIT AT DEATH OF ANY ANNUITANT BEFORE THE MATURITY DATE

If the Annuitant dies before the Maturity Date, regardless of whether the Annuitant is also an owner or joint owner of the contract, the amount of proceeds available for the designated beneficiary (as defined below) is the death benefit. (This death benefit may be referred to as the "Annual EstateProtector/SM/" in our marketing materials.) Upon receipt of due proof of the Annuitant's death (generally, due proof is a certified copy of the death certificate or a certified copy of the decree of a court of competent jurisdiction as to the finding of death), a death benefit will be paid in accordance with your instructions, subject to distribution rules and termination of contract provisions discussed in the contract and elsewhere in this prospectus.

The death benefit varies based on:

   (1) the Annuitant's age on the date the contract was issued;

   (2) the Annuitant's age on the date of his or her death;

   (3) the number of contract years that elapse from the date the contract is issued until the date of the Annuitant's death; and

   (4) whether any premium taxes are due at the time the death benefit is paid.

FOR CONTRACTS ISSUED ON OR AFTER THE LATER OF MAY 15, 2001, OR THE DATE ON WHICH STATE INSURANCE AUTHORITIES APPROVE APPLICABLE CONTRACT MODIFICATIONS, BUT PRIOR TO MAY 1, 2003, OR PRIOR TO THE DATE ON WHICH STATE INSURANCE AUTHORITIES APPROVE APPLICABLE CONTRACT MODIFICATIONS THE BASIC DEATH BENEFIT WILL BE AS FOLLOWS:

If the Annuitant is age 80 or younger on the date the contract is issued and he or she dies before his or her first contract anniversary, the death benefit will be equal to the greater of:

   (1) the Contract Value as of the date we receive due proof of death; and

   (2) premium payments received, reduced for an adjustment due to any partial surrenders.

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If the Annuitant is age 80 or younger on the date the contract is issued and he or she dies after his or her first contract anniversary, the death benefit will be equal to the greatest of:

   (1) the greatest sum of (a) and (b), where:

      (a) is the Contract Value on any contract anniversary occurring prior to the Annuitant's 80th birthday; and

      (b) is premium payments received after such contract anniversary.

The sum of (a) and (b) above is reduced for an adjustment due to any partial surrenders taken since the applicable contract anniversary.

   (2) the Contract Value as of the date we receive due proof of death; and

   (3) premium payments received, reduced for an adjustment due to any partial surrenders.

If the Annuitant is age 81 or older on the date the contract is issued, the death benefit will be equal to the greater of:

   (1) the Contract Value as of the date we receive due proof of death; and

   (2) premium payments received, reduced for an adjustment due to partial surrenders.

We will adjust the death benefit for partial surrenders (including partial surrenders immediately allocated to a Scheduled Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program) in the same proportion as the percentage that the partial surrender reduces your Contract Value. Premium tax may be taken on any death benefit. If premium tax is taken, the amount of the death benefit will be reduced by the amount of the premium tax.

Please refer to Appendix A in this prospectus for an example of the Basic Death Benefit calculation.

FOR CONTRACTS ISSUED PRIOR TO MAY 15, 2001, OR THE DATE ON WHICH STATE INSURANCE AUTHORITIES APPROVE APPLICABLE CONTRACT MODIFICATIONS, THE BASIC DEATH BENEFIT WILL BE AS FOLLOWS:

The death benefit equals the sum of (a) and (b) where:

   (a) the Contract Value as of the date we receive due proof of death; and

   (b) is the excess, if any, of the unadjusted death benefit as of the date of the Annuitant's death over the Contract Value as of the date of the Annuitant's death, with interest credited on that excess from the date of the Annuitant's death to the date of distribution. The rate credited may depend on applicable law or regulation. Otherwise, we will set it.

The unadjusted death benefit varies based on the Annuitant's age at the time we issued the contract and on the Annuitant's age at the time of death.

If the Annuitant is age 80 or younger on the date the contract is issued and he or she dies before his or her first contract anniversary, the unadjusted death benefit will be equal to the greater of:

   (1) the Contract Value as of the date of death; and

   (2) premium payments received, reduced for an adjustment due to any partial surrenders.

If the Annuitant is age 80 or younger on the date the contract is issued and he or she dies after his or her first contract anniversary, the unadjusted death benefit will be equal to the greatest of:

   (1) the greatest sum of (a) and (b), where:

      (a) is the Contract Value on any contract anniversary occurring prior to the Annuitant's 80th birthday; and

      (b) is premium payments received after such contract anniversary.

The sum of (a) and (b) above is reduced for an adjustment for any partial surrenders taken since the applicable contract anniversary.

   (2) the Contract Value as of the date of death; and

   (3) premium payments received, reduced for an adjustment due to any partial surrenders.

If the Annuitant is age 81 or older on the date the contract is issued, the unadjusted death benefit will be equal to the greater of:

   (1) the Contract Value as of the date of death; and

   (2) premium payments received, reduced for an adjustment due to any partial surrenders.

We will adjust the death benefit for partial surrenders in the same proportion as the percentage that the partial surrender reduces your Contract Value. Premium tax may be taken on any death benefit. If premium tax is taken, the amount of the death benefit will be reduced by the amount of the premium tax.

Please refer to Appendix A in this prospectus for an example of the Basic Death Benefit calculation.

OPTIONAL ENHANCED DEATH BENEFIT

The Optional Enhanced Death Benefit (which may be referred to as "Earnings Protector" in our marketing materials) adds an extra feature to our Basic Death Benefit.

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You may only elect the Optional Enhanced Death Benefit at the time of application. Once elected, the benefit will remain in effect while your contract is in force until income payments begin. You cannot otherwise terminate this benefit.

We charge you an additional amount for the Optional Enhanced Death Benefit. Currently, this amount is equal to an annual rate of 0.20% of the average of:

   (1) the Contract Value at the beginning of the previous contract year; and

   (2) the Contract Value at the end of the previous contract year.

The charge for the Optional Enhanced Death Benefit is taken on each contract anniversary. We guarantee that this charge will not exceed an annual rate of 0.35% of the average Contract Value, as described above. The rate that applies to your contract will be fixed at issue. See the "Charges for the Optional Enhanced Death Benefit" provision.

The Optional Enhanced Death Benefit may not be available in all states or markets. In addition, to be eligible for this rider, the Annuitant(s) cannot be older than age 75 at the time of issue unless we approve a different age.

The Optional Enhanced Death Benefit varies based on the age of the Annuitant(s) at issue. Your Optional Enhanced Death Benefit will never be less than zero.

If all Annuitant(s) are age 70 or younger at the time the contract is issued, the Optional Enhanced Death Benefit equals 40% of (a) MINUS (b), where:

   (a) is your Contract Value as of the date we receive due proof of death; and

   (b) premiums paid, not previously surrendered.

This death benefit cannot exceed 70% of premiums adjusted for any partial surrenders. Premium payments, other than the initial premium, paid within 12 months of death are not included in this calculation.

If all Annuitant(s) are older than age 70 at the time the contract is issued, the Optional Enhanced Death Benefit equals 25% of (a) MINUS (b), where:

   (a) is your Contract Value on the date we receive due proof of death; and

   (b) premiums paid, not previously surrendered.

This death benefit cannot exceed 40% of premiums paid adjusted for partial surrenders. Premium payments, other than the initial premium, paid within 12 months of death are not included in this calculation.

Under both age scenarios listed above, we take partial surrenders (including partial surrenders immediately allocated to a Scheduled Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program) first from gain and then from premiums paid. For purposes of this benefit, we calculate gain as (a) PLUS (b) MINUS (c) MINUS (d), but not less than zero where:

   (a) is your Contract Value on the date we receive your partial surrender request;

   (b) is the total of all partial surrenders, previously taken;

   (c) is the total of premiums paid; and

   (d) is the total of any gain previously surrendered.

Please refer to Appendix A for an example of the Optional Enhanced Death Benefit calculation.

There are important things you should consider before you purchase the Optional Enhanced Death Benefit. These include:

  . The Optional Enhanced Death Benefit does not guarantee that any amounts under rider will become payable at death. Market declines resulting in your Contract Value being less than your premiums paid and not previously surrendered may result in no Enhanced Death Benefit being payable.

  . Once you purchase the Optional Enhanced Death Benefit, you cannot terminate it. This means that regardless of any changes in your circumstances, we still will assess the charge for the Optional Enhanced Death Benefit.

  . Please take advantage of the guidance of a qualified financial adviser in evaluating the Optional Enhanced Death Benefit option, as well as the other aspects of the contracts.

WHEN WE CALCULATE THE DEATH BENEFIT

We will calculate the Basic Death Benefit and Optional Enhanced Death Benefit on the date we receive due proof of death at our Home Office. Until we receive complete written instructions satisfactory to us from the beneficiary(ies), assets will remain allocated to the Subaccounts and/or the Guarantee Account, according to your last instructions. This means that the calculated death benefit will fluctuate with the performance of the Subaccounts in which you are invested.

DEATH OF AN OWNER, JOINT OWNER, OR ANNUITANT BEFORE THE MATURITY DATE

In certain circumstances, federal tax law requires that distributions be made under this contract upon the first death of:

  .  an owner or joint owner; or

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  .  the Annuitant or Joint Annuitant (if any owner is a non-natural entity).

The discussion below describes the methods available for distributing the value of the contract upon death.

At the death of any owner (or Annuitant, if the owner is a non-natural entity), the person or entity first listed below who is alive or in existence on the date of that death will become the designated beneficiary:

   (1) owner or joint owners;

   (2) primary beneficiary;

   (3) contingent beneficiary; or

   (4) owner's estate.

The designated beneficiary will then be treated as the sole owner of the contract. If there is more than one designated beneficiary, each one will be treated separately in applying the tax law's rules described below.

DISTRIBUTION RULES: Distributions required by federal tax law differ depending on whether the designated beneficiary is the spouse of the deceased owner (or the spouse of the deceased Annuitant, if the contract is owned by a non-natural entity).

  . Spouses -- If the designated beneficiary is the spouse of the deceased, the spouse may continue the contract as the new owner. If the deceased was the Annuitant and there is no surviving contingent Annuitant, the spouse will automatically become the new Annuitant. At the death of the spouse, this provision may not be used again, even if the spouse remarries. In such case, the entire interest in the contract will be paid within 5 years of such spouse's death to the beneficiary named by the spouse. If no beneficiary is named, such payment will be made to the spouse's estate. The amount payable will be equal to the death benefit on the date we receive due proof of the Annuitant's death. Any increase in the Contract Value will be allocated to the Subaccounts and/or the Guarantee Account (if available) using the premium payment allocation in effect at that time. Any death benefit payable subsequently (at the death of the new Annuitant) will be calculated as if the spouse had purchased a contract for the new Contract Value on the date we received due proof of death. Any death benefit will be based on the new Annuitant's age as of the date we receive due proof of death of the original owner rather than the age of the previously deceased Annuitant. All other provisions will continue as if the spouse had purchased the contract on the original Contract Date.

  . Non-Spouses -- If the designated beneficiary is not the spouse of the deceased person, this contract cannot be continued in force indefinitely. Instead, upon the death of any owner (or Annuitant, if any owner is a non-natural entity), payments must be made to (or for the benefit of) the designated beneficiary under one of the following payment choices:

      (1) receive the Surrender Value in one lump sum payment upon receipt of due proof of death (see the "Requesting Payments" provision of this prospectus);

      (2) receive the Surrender Value at any time during the five year period following the date of death. At the end of the five year period, we will pay in a lump sum payment any Surrender Value still remaining;

      (3) apply the Surrender Value to provide a monthly income benefit under Optional Payment Plan 1 or 2 (for a period of 5 or more years.) The first monthly income benefit payment must be made no later than one year after the date of death. In addition, if Optional Payment Plan 1 is chosen, the period certain cannot exceed the designated beneficiary's life expectancy, and if Optional Payment Plan 2 is chosen, the fixed period cannot exceed the designated beneficiary's life expectancy; or

      (4) elect a "stretch" payment choice, as described in the "Stretch Payment Choices" provision below.

STRETCH PAYMENT CHOICES

The following payment choice is available to designated beneficiaries of Non-Qualified Contracts:

A designated beneficiary of a Non-Qualified Contract may apply the death proceeds of the contract to provide for an annual payment equal to the Minimum Annual Income, described below, for the life expectancy of the designated beneficiary. The first income payment must be made no later than 350 days after the original owner's date of death. The income payment period must be a period not exceeding the designated beneficiary's life expectancy. Payments will continue annually on the distribution date until the death of the designated beneficiary or the Contract Value is reduced to $0. Upon death of the designated beneficiary, the person or entity named by the designated beneficiary or, if no one is named, the designated beneficiary's estate may receive the remaining Contract Value. The recipient may take the Contract Value as a lump sum or continue to

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receive the annual payment on the distribution date equal to the Minimum Annual
Income, or until the Contract Value is reduced to $0.

The Minimum Annual Income is the amount withdrawn each year to satisfy Section 72(s)(2)(B) of the Code. The Minimum Annual Income will be re-determined each year for the designated beneficiary's life expectancy using the Single Life Table in Section 1.401(a)(9)-9 A-1 of the Income Tax Regulations, as amended. After death, the Minimum Annual Income is calculated using the designated beneficiary's remaining life expectancy. We may offer alternative calculations of Minimum Annual Income based on amortization or annuitization calculations methods described in guidance published by the Internal Revenue Service.

Special rules for this payment choice only:

  . This payment choice cannot be selected if the Minimum Annual Income would be less than $100.

  . The designated beneficiary must elect a distribution date on which payments will be made. The first distribution date must be no later than 350 days after the owner's date of death.

  . Optional living benefit and death benefit riders are not available with this payment choice.

  .  Additional premium payments may not be added with this payment choice.

Under this payment choice, the contract will terminate upon payment of the entire Contract Value.

The following payment choice is available to designated beneficiaries of Qualified Contracts or any beneficiary receiving death proceeds from any other individual retirement plan:

An inherited owner may apply death proceeds to provide for an annual payment equal to the Minimum Annual Income, described below. For purposes of this provision, an inherited owner is any designated beneficiary receiving death proceeds from a Qualified Contract or any beneficiary receiving death proceeds from any other individual retirement plan. A surviving spouse may elect to be treated as an inherited owner in lieu of exercising spousal continuation. The inherited owner will be named the Annuitant at election of the payment choice.

Payments under this payment choice will continue annually on the distribution date selected by the inherited owner, subject to the special rules stated below, until the death of the inherited owner or the Contract Value is reduced to $0. Upon death of the inherited owner, the person or entity named by the inherited owner or, if no one is named, the inherited owner's estate may receive the remaining Contract Value. The recipient may take the Contract Value as a lump sum or continue to receive the annual payment on the distribution date equal to the Minimum Annual Income until the Contract Value is reduced to $0.

The Minimum Annual Income is the amount withdrawn each year to satisfy Section 408(b)(3) of the Code. The Minimum Annual Income will be based on the applicable distribution period for required minimum distributions after death, as provided in Section 1.401(a)(9)-5 A-5 of the Income Tax Regulations.

Special rules for this payment choice only:

  . This payment choice cannot be selected if the Minimum Annual Income would be less than $100.

  . The inherited owner must elect a distribution date on which payments will be made. If the inherited owner is the surviving spouse of the original IRA owner within the meaning of Section 401(a)(9)(B)(iv) of the Code, then the first distribution date elected must be the later of either: (i) December 15th of the year in which the deceased would have been age 70 1/2 or (ii) December 15th of the year following the original IRA owner's death. If the inherited owner is not the surviving spouse of the original IRA owner, then the first distribution date elected must be within 350 days from the date of death. If the surviving spouse dies before the first distribution date, the first distribution date under this rider will be determined by treating death of the surviving spouse as death of the original IRA owner and the surviving spouse's designated beneficiary as the inherited owner.

  . Optional living benefit and death benefit riders are not available with this payment choice.

  .  Additional premium payments may not be added with this payment choice

Under this payment choice, the contract will terminate upon payment of the entire Contract Value.

If no choice is made by the designated beneficiary within 30 days following receipt of due proof of death, we will pay the Surrender Value within 5 years of the date of death.

Due proof of death must be provided within 90 days of the date of death. We will not accept any premium payments after the non-spouse's death. If the designated beneficiary dies before the entire Surrender Value has been distributed, we will pay in a lump sum payment any Surrender Value still remaining to the person named by the designated beneficiary. If no person is so named, payment will be made to the designated beneficiary's estate.

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Under payment choices 1 or 2, the contract will terminate upon payment of the entire Surrender Value. Under payment choice 3, this contract will terminate when the Surrender Value is applied to provide a monthly income benefit.

SPENDTHRIFT PROVISION.   An owner may, by providing written notice to our Home
Office in a manner acceptable to the Company, choose the method of payment of death proceeds under the contract by selecting any payment choice, including any Optional Payment Plan, that a designated beneficiary may have chosen. A designated beneficiary (other than the surviving spouse) cannot change the payment choice that the owner has selected. The owner may also specify at the time of electing an income payment option that any payments remaining to be made at the owner's death cannot be commuted or assigned. While living, the owner may revoke any such limitations on the rights of the designated beneficiary by providing written notice of such revocation to our Home Office in a manner acceptable to the Company. If the payment choice selected by the owner does not apply to a designated beneficiary, the limitations imposed by this paragraph shall not apply to such designated beneficiary. For example, a payment choice based on an individual's life does not apply to the owner's estate and the estate would be free to make its own payment choice as designated beneficiary after the owner's death.

AMOUNT OF THE PROCEEDS: The proceeds we pay will vary, in part, based on the person who dies, as shown below:

                             AMOUNT OF
     PERSON WHO DIED        PROCEEDS PAID
-------------------------------------------
Owner or Joint Owner       Surrender Value
(who is not an Annuitant)
-------------------------------------------
Owner or Joint Owner       Death Benefit
(who is an Annuitant)
-------------------------------------------
Annuitant                  Death Benefit
-------------------------------------------

Upon receipt of due proof of death, the designated beneficiary will instruct us how to treat the proceeds subject to the distribution rules discussed above.

DEATH OF AN OWNER, JOINT OWNER, OR ANNUITANT ON OR AFTER THE MATURITY DATE

On or after the Maturity Date, if an owner, joint owner, Annuitant, or designated beneficiary dies while the contract is in force, payments that are already being made under the contract will be made at least as rapidly as under the method of distribution in effect at the time of death, notwithstanding any other provision of the contract.

INCOME PAYMENTS

The Maturity Date is the date income payments begin under the contract, provided the Annuitant is still living on that date. (If Guaranteed Income Advantage or one of the Payment Protection Rider Options is elected, income payments may begin on a different date under the terms of the rider. See the "Guaranteed Income Advantage" and the "Payment Protection Rider Options" sections of this provision.) The Maturity Date must be a date at least thirteen months from the date the contract is issued, unless you have elected Payment Optimizer Plus. If you have elected Payment Optimizer Plus, you may elect to receive income payments within the first year of the contract.

The owner selects the contract's initial Maturity Date at issue. Thereafter, until income payments begin, the owner may elect to extend the Maturity Date in one-year increments, so long as the new Maturity Date is not a date beyond the latest permitted Maturity Date. The latest Maturity Date we currently permit may not be a date beyond the younger Annuitant's 90th birthday, unless we consent to a later date. We reserve the right to discontinue to allow the deferral of the Maturity Date at any time and without prior notice. Any consent for a new Maturity Date will be provided on a non-discriminatory basis.

An owner may request to change the Maturity Date by sending written notice to our Home Office prior to the Maturity Date then in effect. If you change the Maturity Date, the Maturity Date will mean the new Maturity Date selected, provided such Maturity Date is not a date beyond the latest permitted Maturity Date. If income payments have not commenced upon reaching the latest permitted Maturity Date, we will begin making payments to the named payee. In this circumstance: (i) if Guaranteed Withdrawal Advantage applies, income payments will be made in the form of Life Income with a 10 Year Period Certain; (ii) if Lifetime Income Plus, Lifetime Income Plus 2007, Lifetime Income Plus 2008 or Lifetime Income Plus Solution applies, income payments will be made pursuant to Optional Payment Plan 6, Fixed Income for Life; (iii) if Guaranteed Income Advantage applies, income payments will be made in the form of Life Income with a 10 Year Period Certain; or (iv) if one of the Payment Protection Rider Options applies, income payments will be made in the form of a Life Income. If, however, at the latest permitted Maturity Date these riders do not apply, income payments will be made in the form of a Life Income with a 10 Year Period Certain.

A Maturity Date that occurs or is scheduled to occur at an advanced age (e.g., past age 85) may, in certain circumstances, have adverse income tax consequences. See the "Tax Matters" provision of this prospectus. Contracts issued to qualified retirement plans provide for income payments to start on the date and under the option specified by the plan.

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We will pay a monthly income benefit to the owner beginning on the Maturity
Date, provided the Annuitant(s) is still living. Unless you have elected one of the Payment Protection Rider Options, we will pay the monthly income benefit in the form of a Life Income with 10 Years Certain plan or a Joint Life and Survivor Income with 10 years certain plan, both with variable income payments, using the gender (where appropriate) and settlement age of the Annuitant instead of the payee, unless you make another election as described below. Payments made pursuant to one of these plans are not redeemable. If you elected one of the Payment Protection Rider Options, we will pay monthly income over the life of the Annuitant(s). As described in your contract, the settlement age may be less than the Annuitant's age. This means payments may be lower than they would have been without the adjustment. You may also choose to receive the Surrender Value of your contract on the date immediately preceding the Maturity Date in a lump sum in which case, we will cancel the contract. See the "Requesting Payments" provision of this prospectus.

Payments will continue for the life of the Annuitant under the Life Income with 10 Years Certain plan, if he or she lives longer than 10 years. If the Annuitant dies before the end of 10 years, we will discount the remaining payments for the 10 year period at the same rate used to calculate the monthly income payment. If the remaining payments are variable income payments, we will assume the amount of each payment that we discount equals the payment amount on the date we receive due proof of death. We will pay this discounted amount in a lump sum.

Payments will continue for the life of the surviving Annuitant under the Joint Life and Survivor Income with 10 Years Certain plan, if any Annuitant lives longer than 10 years. If both Annuitants die before the end of 10 years, the remaining payments for the 10 year period will be discounted at the same rate used to calculate the monthly income payment. If the remaining payments are variable income payments, we will assume the amount of each payment that we discount equals the payment amount on the date we receive due proof of death. We will pay the discounted amount in a lump sum.

The contract also provides optional forms of income payments ("Optional Payment Plans"), each of which is payable on a fixed basis. Optional Payment Plans 1 and 5 also are available on a variable basis.

If you elect fixed income payments, the guaranteed amount payable will earn interest at a minimum rate of 3% compounded yearly. We may increase the interest rate which will increase the amount paid to you or the payee.

If you elect variable income payments, the dollar amount of the first variable income payment will depend on the annuity purchase rates described in your contract for the Optional Payment Plan you choose. These rates vary based on the Annuitant(s)' settlement age and gender, and upon the settlement age and gender of a second person you designate (if applicable). Under such tables, the longer the life expectancy of the Annuitant(s) or the longer the period for which we guarantee to make payments under the option, the smaller the amount the first variable income payment will be. After your first income payment, the dollar amount of your income payments will vary based on the investment performance of the Subaccount(s) in which you invest and the contract's assumed interest rate.

The assumed interest rate is an assumption we make regarding the investment performance of the Portfolios you select. This rate is simply the total return, after expenses, you need to keep your variable income payments level. We assume an effective annual rate of 3%. This means that if the annualized investment performance, after expenses, of your Subaccounts measured between the day that the last payment was made, and the day on which we are calculating the new payment, is less than 3%, then the dollar amount of your variable income payment will decrease. Conversely, if the annualized investment performance, after expenses, of your Subaccounts measured between the day that the last payment was made, and the day on which we are calculating the new payment, is greater than 3%, then the dollar amount of your income payment will increase.

We will make income payments monthly unless you elect to receive payments quarterly, semi-annually, or annually. Under the monthly income benefit and all of the Optional Payment Plans, if any payment made more frequently than annually would be or becomes less than $100, we reserve the right to reduce the frequency of payments to an interval that would result in each payment being at least $100. If the annual payment payable at maturity is less than $20, we will pay the Surrender Value in a lump sum. See the "Requesting Payments" provision of this prospectus. Upon making such a payment, we will have no future obligation under the contract.

The amount of your income payments will depend on four things:

   (1) the Surrender Value on the Valuation Day immediately preceding your Maturity Date;

   (2) the settlement age on the Maturity Date, and if applicable, the gender of the Annuitant(s);

   (3) the specific payment plan you choose; and

   (4) if you elect variable income payments, the investment performance of the Portfolios selected.

As provided in your contract, we may adjust the age used to determine income payments, and we may deduct premium taxes from your payments.

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OPTIONAL PAYMENT PLANS

The following Optional Payment Plans are available under the contract, unless you have fully annuitized under Guaranteed Income Advantage or one of the Payment Protection Rider Options:

   OPTIONAL PAYMENT PLAN 1 -- LIFE INCOME WITH PERIOD CERTAIN. This option guarantees periodic monthly payments for the lifetime of the payee with a minimum number of years of payments. If the payee lives longer than the minimum period, payments will continue for his or her life. The minimum period can be 10, 15, or 20 years. The payee selects the designated period. If the payee dies during the minimum period, we will discount the amount of the remaining guaranteed payments at the same rate used in calculating income payments. We will pay the discounted amount in a lump sum to the payee's estate, unless otherwise provided.

   OPTIONAL PAYMENT PLAN 2 -- INCOME FOR A FIXED PERIOD. This option provides for periodic payments to be made for a fixed period not longer than 30 years. Payments can be made annually, semi-annually, quarterly, or monthly. If the payee dies, we will discount the amount of the remaining guaranteed payments to the date of the payee's death at the same rate used in calculating income payments. We will pay the discounted amount in a lump sum to the payee's estate, unless otherwise provided.

   OPTIONAL PAYMENT PLAN 3 -- INCOME OF A DEFINITE AMOUNT. This option provides periodic payments of a definite amount to be paid. Payments can be made annually, semi-annually, quarterly, or monthly. The amount paid each year must be at least $120 for each $1,000 of proceeds. Payments will continue until the proceeds are exhausted. The last payment will equal the amount of any unpaid proceeds. If the payee dies, we will pay the amount of the remaining proceeds with earned interest in a lump sum to the payee's estate, unless otherwise provided.

   OPTIONAL PAYMENT PLAN 4 -- INTEREST INCOME. This option provides for periodic payments of interest earned from the proceeds left with us. Payments can be made annually, semi-annually, quarterly, or monthly. If the payee dies, we will pay the amount of remaining proceeds and any earned but unpaid interest in a lump sum to the payee's estate, unless otherwise provided. This plan is not available to contracts issued as Qualified Contracts.

   OPTIONAL PAYMENT PLAN 5 -- JOINT LIFE AND SURVIVOR INCOME. This option provides for monthly payments to be made to two payees for a guaranteed minimum of 10 years. Each payee must be at least 35 years old when payments begin. Payments will continue as long as either payee is living. If both payees die before the end of the minimum period, we will discount the amount of the remaining payments for the 10 year period at the same rate used in calculating income payments. We will pay the discounted amount in a lump sum to the survivor's estate, unless otherwise provided.

   OPTIONAL PAYMENT PLAN 6 -- FIXED INCOME FOR LIFE. This option provides for us to make monthly payments of a fixed amount for the life of the Annuitant or, if there are Joint Annuitants, the last surviving Annuitant. If Lifetime Income Plus, Lifetime Income Plus 2007, Lifetime Income Plus 2008 or Lifetime Income Plus Solution has been elected and the contract has reached the latest permitted Maturity Date, the fixed amount payable annually will be greater than or equal to the most recently calculated Withdrawal Limit. If the last surviving Annuitant dies, no amount will be payable under this option.

If the payee is not a natural person, our consent must be obtained before selecting an Optional Payment Plan. Fixed income payments, if selected, will begin on the date we receive due proof of the Annuitant's death or on the Maturity Date. Variable income payments will begin within seven days after the date payments would begin under the corresponding fixed option. Payments under Optional Payment Plan 4 (Interest Income) will begin at the end of the first interest period after the date proceeds are otherwise payable.

All payments under Optional Payment Plan 2 (Income for a Fixed Period), Optional Payment Plan 3 (Income of a Definite Amount) and Optional Payment Plan 4 (Interest Income) may be redeemed by the payee upon written request to our Home Office. Payments made under Optional Payment Plan 1 (Life Income with Period Certain), Optional Payment Plan 5 (Joint Life and Survivor Income) and Optional Payment Plan 6 (Fixed Income for Life) are not redeemable. If a request for redemption is received for Optional Payment Plans 2, 3 or 4 in good order, the payment will generally be made within seven days, however, some states require us to reserve the right to defer payments from the Guarantee Account for up to six months from the date we receive the request for payment.

If your contract is a Qualified Contract, Optional Payment Plans 2 and 3 may not satisfy minimum required distribution rules. Optional Payment Plan 4 is not available to contracts issued as Qualified Contracts. Consult a tax adviser before electing one of these options.

VARIABLE INCOME PAYMENTS

The monthly amount of your first variable income payment will equal your Surrender Value on the Valuation Day immediately preceding your Maturity Date, multiplied by the monthly payment rate for the payment plan you choose (at an assumed

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interest rate of 3%), divided by 1,000. We determine subsequent payments based on Annuity Units.

On the Maturity Date, we determine the number of Annuity Units for each Subaccount. This number will not change unless you make a transfer. On the Maturity Date, the number of Annuity Units for a Subaccount is the portion of the first payment from that Subaccount divided by the Annuity Unit value for that Subaccount on the day the first payment is due. Each subsequent variable income payment will equal the sum of payments for each Subaccount. The payment for a Subaccount is the number of Annuity Units for that Subaccount multiplied by the Annuity Unit value for that Subaccount seven days before the monthly anniversary of the Maturity Date.

Following the Maturity Date, the Annuity Unit value of each Subaccount for any Valuation Period will equal the Annuity Unit value for the preceding Valuation Period multiplied by the product of (a) and (b), where:

   (a) is the net investment factor for the Valuation Period for which we are calculating the Annuity Unit value; and

   (b) is an assumed interest rate factor equal to .99991902 raised to a power equal to the number of days in the Valuation Period.

The assumed interest rate factor in (b) above is the daily equivalent of dividing by one PLUS the assumed investment interest rate of 3%. We may offer a plan that has a different assumed investment interest rate. If we do, the assumed interest rate factor we use in (b) above would change.

If you have elected Payment Optimizer Plus, the assumed interest rate will be 4% and the assumed interest rate factor in (b) will equal .99989255 raised to a power equal to the number of days in the Valuation Period.

TRANSFERS AFTER THE MATURITY DATE

If we are making variable income payments, the payee may change the Subaccounts from which we are making the payments once each calendar year. If you elect one of the Payment Protection Rider Options, the benefits you receive under such rider may be reduced if, after a transfer, your assets (Annuity Units) are not allocated in accordance with the prescribed Investment Strategy. Transfers may not be made if income payments are being received pursuant to the terms of Guaranteed Income Advantage. The transfer will be effective as of the end of the Valuation Period during which we receive the written transfer request at our Home Office. We reserve the right to refuse to execute any transfer if any of the Subaccounts that would be affected by the transfer is unable to purchase or redeem shares of the Portfolio in which the Subaccount invests or if the transfer would adversely affect Annuity Unit values. If the number of Annuity Units remaining in a Subaccount after a transfer is less than 1, we will transfer the remaining balance in addition to the amount requested for the transfer. We will not allow a transfer into any Subaccount unless the number of Annuity Units of that Subaccount after the transfer is at least 1. The amount of the income payment as of the date of the transfer will not be affected by the transfer. We will not charge for transfers made after the Maturity Date.

For contracts issued prior to May 1, 2003, we do not permit transfers between the Subaccounts and the Guarantee Account after the Maturity Date. We also do not permit transfers in the Guarantee Account from one interest rate guarantee period to another interest rate guarantee period.

GUARANTEED INCOME ADVANTAGE

Guaranteed Income Advantage provides a guaranteed income benefit that is based on the amount of assets you invest in the GIS Subaccount(s). Under the rider, you will receive a series of monthly income payments determined on the earlier of the date you designate payments from the GIS Subaccount(s) to begin (the "Income Start Date") or the date you annuitize the contract (the "Maturity Date"). Each series of monthly income payments is referred to as a segment. The guaranteed income benefit may be comprised of one or more segments. If you meet the conditions of the rider, as discussed more fully below, the amount of your monthly income payment, for each segment, will have a guaranteed income floor, and the guaranteed income floor will not vary based on the market performance of the Subaccounts in which your assets are allocated. There is an extra charge for this rider.

You may not allocate premium payments or assets in your contract directly to the GIS Subaccount(s). Payments to the GIS Subaccount(s) must be made through a series of scheduled transfers. As discussed in the "Scheduled Transfers" section below, for contracts issued on or after the later of April 29, 2005, or the date on which state insurance authorities approve applicable contract modifications, scheduled transfers may be made in advance of their due date. In other words, for these contracts, you will have the ability to "pre-pay" transfers into the GIS Subaccount(s).

Guaranteed Income Advantage may not be available in all states or in all markets. We reserve the right to discontinue offering Guaranteed Income Advantage at any time and for any reason.

Each segment has its own effective date, Income Start Date, series of scheduled transfers, monthly income plan and guaranteed annual income factor. If you wish to elect this rider, you must do so at the time of application. You may add additional segments on any contract monthly anniversary for a

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maximum of five segments, provided the Annuitant is age 70 or younger at the time the segment is elected. We reserve the right to allow additional segments in the future.

Scheduled Transfers

The first scheduled transfer is made to the GIS Subaccount(s) as of the effective date of the segment. Scheduled transfers if due will continue to be made on each monthly anniversary of that date until the earlier of the Income Start Date or the Maturity Date. For contracts issued on or after the later of April 29, 2005, or the date on which state insurance authorities approve applicable contract modifications, scheduled transfers may be made in advance of the monthly anniversaries on which they become due. If any month ends before the monthly anniversary or on a day that is not a Valuation Day, the next Valuation Day will be treated as the monthly anniversary for that month.

Only scheduled transfers can be made into the GIS Subaccount(s). Premium payments may not be made directly to the GIS Subaccount(s). Scheduled transfers are made first to the GIS Subaccount(s) of the segment that has been in effect for the longest period of time.

Scheduled transfers will first be made on a prorata basis from the Subaccounts to which you have allocated assets, excluding the GIS Subaccount(s).

There is a minimum scheduled transfer of $100. If amounts available for transfer on the date of the scheduled transfer are not enough to make the scheduled transfer, that scheduled transfer and any future scheduled transfers will not be made with respect to that segment. Your guaranteed income floor for that segment will be based upon scheduled transfers made to that date.

Partial Surrenders and Transfers

You may take a partial surrender or make transfers from the GIS Subaccount(s) at any time prior to the earlier of the Income Start Date or the Maturity Date. For contracts issued on or after the later of April 29, 2005, or the date on which state insurance authorities approve applicable contract modifications, except for the annual contract maintenance charge and any transfer charge (if applicable), any rider charge and contract charge not taken as an asset based charge from the GIS Subaccount(s) will be treated as partial surrenders for purposes of calculating the guaranteed income floor and scheduled transfers made.

Once you take a partial surrender or make a transfer from a segment, you will not be permitted to make any additional scheduled transfers to that segment. Your guaranteed income floor will be adjusted to reflect the amount partially surrendered or transferred by using a recalculation of scheduled transfers made as described below. For contracts issued prior to April 29, 2005, or prior to the date on which state insurance authorities approve applicable contract modifications, after such partial surrender or transfer, the number of scheduled transfers made will equal (a) multiplied by (b) divided by (c), where:

   (a) is the number of scheduled transfers made prior to such partial surrender or transfer;

   (b) is the value of the applicable GIS Subaccount(s) after such partial surrender or transfer; and

   (c) is the value of the applicable GIS Subaccount(s) before such partial surrender or transfer.

For contracts issued on or after the later of April 29, 2005, or the date on which state insurance authorities approve applicable contract modifications, after such partial surrender or transfer, the scheduled transfers made will equal (a) multiplied by (b) divided by (c), where:

   (a) is the scheduled transfers made prior to such partial surrender or transfer;

   (b) is the value of the applicable GIS Subaccount(s) after such partial surrender or transfer; and

   (c) is the value of the applicable GIS Subaccount(s) before such partial surrender or transfer.

Unless you instruct otherwise, partial surrenders will first be deducted from the Subaccounts in which you have allocated assets, excluding the GIS Subaccount(s). These deductions will be taken on a prorata basis. Partial surrenders will then be deducted from the GIS Subaccount(s) from the segment that has been in effect for the shortest period of time.

Transfers from the GIS Subaccount(s) will be subject to the provisions stated in the "Transfers" provision of this prospectus.

Monthly Income

You may elect to receive monthly income under this rider or you may elect to transfer the value in the GIS Subaccount(s) to another investment option under your contract and receive income payments. If you elect to transfer the value in the GIS Subaccount(s) to another investment option, you will lose the guaranteed income benefit for that segment.

On the Income Start Date, we will begin making monthly income payments in accordance with the monthly income plan chosen by you. The Income Start Date for the first segment is determined at application. The Income Start Date for each additional segment is determined at the time that segment is added to the contract. Once established, these Income Start Dates cannot be changed. For a single Annuitant, monthly income will be based on a Life Income with a 10 Year Period

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Certain plan. For Joint Annuitants, monthly income will be based on a Joint
Life and Survivor Income with a 10 Year Period Certain plan. Different options may be elected prior to the effective date of the segment and must be approved by us. Please note that all Optional Payment Plans listed may not be available. See "Optional Payment Plans" in the "Income Payments" provision of this prospectus for additional information on available payment options.

Once monthly income payments begin, we will allocate payments to the investment options in which you have allocated assets at that time, excluding the GIS Subaccount(s), unless you choose to have monthly income payments made directly to you.

Monthly income is calculated as of the first Valuation Day of each annuity year. If the first day of the annuity year does not begin on a Valuation Day, payments will be calculated on the next succeeding Valuation Day. Monthly income from the segment will not change from month to month during an annuity year; however, if another segment begins monthly payments after payments have already begun from other segments, your total monthly payments may increase due to the fact payments are being made from multiple segments.

How Income Payments are Calculated

INITIAL INCOME
PAYMENT. The initial annual income amount under any applicable payment plan is calculated by taking (a) multiplied by (b), divided by (c), where:

   (a) is the annual income rate per $1,000 in the contract for the income payment plan elected and the gender(s) and settlement age(s) of the Annuitant(s) as shown in the rider as of the Income Start Date;

   (b) is the value in the applicable GIS Subaccount(s) as of the Income Start Date, less any applicable premium tax; and

   (c) is $1,000.

Income rates, for purposes of Guaranteed Income Advantage, are based on the Annuity 2000 Mortality Tables, using an assumed interest rate of 3.5%.

The initial monthly income is the greater of the level income amount and the guaranteed income floor. We determine the level income amount by applying the annual income amount to a 12 month, period certain, single payment immediate annuity.

For contracts issued prior to April 29, 2005, or prior to the date on which state insurance authorities approve applicable contract modifications, the guaranteed income floor is equal to (a) multiplied by (b) multiplied by (c), where:

   (a) is the scheduled transfer;

   (b) is the guaranteed annual income factor divided by 12; and

   (c) is the number of scheduled transfers made, adjusted for partial surrenders and transfers.

For contracts issued on or after the later of April 29, 2005, or the date on which state insurance authorities approve applicable contract modifications, the guaranteed income floor is equal to (a) multiplied by (b), where:

   (a) is the scheduled transfers made into the GIS Subaccount(s), adjusted for partial surrenders and transfers; and

   (b) is the guaranteed annual income factor divided by 12.

SUBSEQUENT INCOME PAYMENTS. Subsequent income payments are determined by Annuity Units. The amount of any subsequent annual income amount may be greater or less than the initial amount.

For contracts issued prior to April 29, 2005 or prior to the date on which state insurance authorities approve applicable contract modifications, the number of Annuity Units is determined by dividing the dollar amount of the initial annual income amount by the Annuity Unit values as of the Income Start Date. Your number of Annuity Units under a particular segment remains fixed. The dollar amount of each subsequent annual income amount is determined by multiplying your number of Annuity Units by the Annuity Unit value as of the Valuation Day each annuity year begins.

For contracts issued on or after the later of April 29, 2005 or the date on which state insurance authorities approve applicable contract modifications, the number of Annuity Units for each Subaccount is determined by dividing the portion of the initial annual income amount attributable to that Subaccount by the Annuity Unit value for that Subaccount as of the Income Start Date. The dollar amount of each subsequent annual income amount is the sum of the amounts from each Subaccount. The amount is determined by multiplying your number of Annuity Units in each Subaccount by the Annuity Unit value for that Subaccount as of the Valuation Day each annuity year begins.

An adjustment account is established on the Income Start Date. The adjustment account tracks the difference between the level income amount and the guaranteed income floor when the level income amount is less than the guaranteed income floor. You will not receive monthly income above the guaranteed income floor unless future performance of the underlying Subaccount(s) is sufficient to reduce the adjustment account to zero. Therefore, poor long-term performance of the underlying Subaccount(s) may result in monthly income equal to the guaranteed income floor, even if the underlying Subaccount(s) performs well in a

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particular year. The value of the adjustment account will be the greater of (a)
and (b), where:

   (a) is zero; and

   (b) is 12 multiplied by the guaranteed income floor minus 12 multiplied by the initial level income amount.

The actual monthly income in subsequent annuity years is the greater of (a) and
(b), where:

   (a) is the subsequent level income amount minus any value in the adjustment account as of the date the last monthly income was made divided by 12; and

   (b) is the guaranteed income floor.

For monthly income in subsequent annuity years, the value of the adjustment account will be the greater of (a) and (b) where:

   (a) is zero; and

   (b) is the value of the adjustment account as of the date that the last monthly income was made, plus 12 multiplied by the actual subsequent monthly income, minus 12 multiplied by the subsequent level income amount.

On the Income Start Date, if any monthly income would be $100 or less, we reserve the right to reduce the frequency of transfers or payments to an interval that would result in each amount being at least $100. If the annual amount is less than $100, we will pay you the value in the applicable GIS Subaccount as of the Income Start Date and that segment will terminate.

On the Maturity Date, no further scheduled transfers can be added to the GIS Subaccount(s). On this date, monthly income will be included as part of income payments in accordance with your income payment plan selected.

Death Provisions

The following provisions apply to any and all segments with regard to the death of any Annuitant.

SPECIAL DISTRIBUTION RULES WHEN DEATH OCCURS BEFORE INCOME START DATE AND
MATURITY DATE.   For a surviving spouse who is an Annuitant and a designated beneficiary, the following will apply:

   (1) Upon notification of death:

      (a) the value of all Subaccounts, excluding the value of the GIS Subaccount(s), will be transferred to the GE Investments Funds, Inc. -- Money Market Fund; and

      (b) scheduled transfers if due will continue to be made.

   (2) If the surviving spouse elects to continue the contract, on receipt of proof of death and all required forms at our Home Office:

      (a) the death benefit under the contract will be allocated on a prorata basis to the investment options in which assets are then allocated;

      (b) all current segments will continue; and

      (c) the surviving spouse may elect to fund new segments on a contract monthly anniversary, if then eligible.

For a surviving spouse, who is the designated beneficiary of any portion of the contract but not an Annuitant, the following will apply:

   (1) Upon notification of death:

      (a) the value of all Subaccounts, including the GIS Subaccount(s), will be transferred to the GE Investments Funds, Inc. -- Money Market Fund; and

      (b) all existing segments will terminate.

   (2) If the surviving spouse elects to continue the contract, on receipt of proof of death and all required forms at our Home Office:

      (a) we will allocate the death benefit under the contract on a prorata basis to the investment options in which assets are then allocated; and

      (b) the surviving spouse may elect to fund new segments on a contract monthly anniversary, if then eligible.

SPECIAL DISTRIBUTION RULES WHEN DEATH OCCURS ON OR AFTER INCOME START DATE AND
BEFORE MATURITY DATE.   If any Annuitant dies on the Income Start Date, the
death benefit is reduced prorata by the same proportion that the value in the GIS Subaccount(s) is to the total Contract Value.

If any Annuitant dies after the Income Start Date but before the Maturity Date, proceeds will be paid under this rider, unless the surviving spouse continues the contract. The amount of proceeds payable under this rider will be the greater of (a) and (b), where:

   (a) is the commuted value of the remaining period certain of the guaranteed income floor; and

   (b) is the commuted value of the remaining period certain of the annual income amount.

Commuted values will be calculated at a rate not greater than 1% above the rate at which the payments and Annuity Units were calculated. We will calculate the commuted values on the date that we receive proof of death and all required forms at our Home Office.

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For a surviving spouse who is an Annuitant and designated beneficiary, the following will apply:

   (1) Upon notification of death:

      (a) the value of all Subaccounts, excluding the value of the GIS Subaccount(s), will be transferred to the GE Investments Funds, Inc. -- Money Market Fund; and

      (b) scheduled transfers if due will continue to be made.

   (2) If the surviving spouse elects to continue the contract, on receipt of proof of death and all required forms at our Home Office:

      (a) the death benefit will be allocated on a prorata basis to the investment options in which assets are then allocated including any rider segments that are in effect prior to the Income Start Date;

      (b) all current segments will continue; and

      (c) the surviving spouse may elect to fund new segments on any contract monthly anniversary, provided he or she meets the eligibility requirements.

For a surviving spouse, who is the designated beneficiary of any portion of the contract but not an Annuitant, the following will apply;

   (1) Upon notification of death;

      (a) all value of the Subaccounts will be transferred to the GE Investments Funds, Inc. -- Money Market Fund; and

      (b) all existing segments not past the Income Start Date will terminate.

   (2) If the surviving spouse elects to continue the contract, on receipt of proof of death and all required forms at our Home Office:

      (a) the death benefit will be allocated on a prorata basis to the investment options in which assets are then allocated;

      (b) any segment past its Income Start Date will continue any remaining period certain payments; and

      (c) the surviving spouse may elect to fund new segments on any contract monthly anniversary, provided he or she meets the eligibility requirements.

The surviving spouse will become the named designated Annuitant.

Other Contract Charges

Any rider and contract charges not taken on a daily basis will first be deducted on a prorata basis from all Subaccounts, excluding the GIS Subaccount(s). For contracts issued prior to April 29, 2005, or prior to the date on which state insurance authorities approve applicable contract modifications, any remaining charges will be deducted prorata from the GIS subaccount(s) in the oldest segment(s) that have not reached their Income Start Date(s). For contracts issued on or after the later of April 29, 2005, or the date on which state insurance authorities approve applicable contract modifications, any remaining charges will be deducted from the GIS Subaccount(s) of the segments beginning with the segment that has been in effect for the shortest period of time and that has not reached its Income Start Date. For these contracts, except for the annual contract maintenance charge and any transfer charge (if applicable), any rider charge and contract charge not taken as an asset based charge from the GIS Subaccount(s) will be treated as partial surrenders for purposes of calculating the guaranteed income floor and scheduled transfers made.

Termination of Rider

For contracts issued prior to April 29, 2005, or prior to the date on which state insurance authorities approve applicable contract modifications, this rider will terminate on the contract anniversary following the first date that there are no segments, unless the Annuitant and any Joint Annuitant are eligible to buy a segment on that date. For contracts issued on or after the later of April 29, 2005, or the date on which state insurance authorities approve applicable contract modifications, this rider will terminate on the contract anniversary following the first date that there are no segments, unless you are eligible to buy a segment on that date.

Ownership and Change of Ownership

On the date that the contract is assigned or sold, unless under an involuntary assignment effected by legal process, all amounts in the GIS Subaccount(s) will be transferred to the GE Investments Funds, Inc. -- Money Market Fund.

If you marry after the Contract Date, you may add your spouse as a Joint Owner and Joint Annuitant or as a Joint Annuitant only, subject to our approval.

For purposes of this rider:

  .  a non-natural owner must name an Annuitant and may name a Joint Annuitant;

  .  a natural individual owner must also be an Annuitant;

  . if there is only one natural owner, that owner may name his or her spouse as a Joint Annuitant.

  . Under federal tax law civil union partners and same-sex spouses are not permitted to continue the contract without taking required distributions upon the death of an owner. Therefore, even if named a joint owner/Joint Annuitant, a same-sex spouse or civil union partner will have to take required distributions upon the death of the other joint owner/Joint Annuitant. See the "Distribution Rules" provision of this prospectus. If this situation applies to you, you should consult a tax adviser.

Examples

The following example shows how Guaranteed Income Advantage works based on hypothetical values. The example is for illustrative purposes only and is not intended to depict investment performance of the contract and, therefore, should not be relied upon in making a decision to invest in the rider or contract.

The example assumes that an owner purchases a contract with a male Annuitant age 60 at the time of issue and has elected a Life Income with 10 Years Certain payment plan. In addition, the example assumes that:

   (1) the owner purchases the contract for $96,000;

   (2) the owner makes no additional premium payments;

   (3) the owner purchases only one segment;

   (4) the contract, including the GIS Subaccount investing in shares of the GE Investments Funds, Inc. -- Total Return Fund, earns a net return of 5%;

   (5) the owner makes scheduled transfers of $800 at the first of every month (for a total of $9,600 per year) for 10 years; and

   (6) the owner annuitizes the GIS Subaccount at the end of the 10th year.

                                          VALUE OF                          GUARANTEED
       VALUE OF              VALUE OF       GIS                VALUE OF GIS  MINIMUM
     SUBACCOUNTS  SCHEDULED SUBACCOUNTS  SUBACCOUNT  SCHEDULED  SUBACCOUNT    ANNUAL
     AT BEGINNING TRANSFERS   AT END    AT BEGINNING TRANSFERS    AT END     PAYMENT
YEAR   OF YEAR      MADE      OF YEAR     OF YEAR      MADE      OF YEAR     ACCRUED
--------------------------------------------------------------------------------------
  1    $96,000     $9,600     $90,942     $      0    $9,600     $  9,858     $  949
  2     90,942      9,600      85,631        9,858     9,600       20,209      1,899
  3     85,631      9,600      80,054       20,209     9,600       31,078      2,848
  4     80,054      9,600      74,199       31,078     9,600       42,489      3,798
  5     74,199      9,600      68,051       42,489     9,600       54,472      4,747
  6     68,051      9,600      61,596       54,472     9,600       67,054      5,697
  7     61,596      9,600      54,817       67,054     9,600       80,264      6,646
  8     54,817      9,600      47,700       80,264     9,600       94,136      7,595
  9     47,700      9,600      40,227       94,136     9,600      108,701      8,545
 10     40,227      9,600      32,380      108,701     9,600      123,994      9,494
--------------------------------------------------------------------------------------

Assuming the above, we will make guaranteed payments of $9,563 (annually) to the owner for the life of the Annuitant or for 10 years, whichever is longer. The table below shows how calculated payments and the adjustment account may vary and affect the payment to the owner.

                                    ADJUSTMENT
     CALCULATED GUARANTEED PAYMENT   ACCOUNT
YEAR  PAYMENT    PAYMENT   TO OWNER  BALANCE
----------------------------------------------
 11   $ 9,502     $9,494   $ 9,502      $0
 12     9,639      9,494     9,639       0
 13     9,779      9,494     9,779       0
 14     9,921      9,494     9,921       0
 15    10,065      9,494    10,065       0
 16    10,210      9,494    10,210       0
 17    10,358      9,494    10,358       0
 18    10,509      9,494    10,509       0
 19    10,661      9,494    10,661       0
 20    10,815      9,494    10,815       0
----------------------------------------------

FOR CONTRACTS ISSUED ON OR AFTER THE LATER OF APRIL 29, 2005, OR THE DATE ON WHICH STATE INSURANCE AUTHORITIES APPROVE APPLICABLE CONTRACT MODIFICATIONS, THE FOLLOWING EXAMPLE ALSO APPLIES:

The following example shows how Guaranteed Income Advantage works based on hypothetical values. The example is for illustrative purposes only and is not intended to depict investment performance of the contract and, therefore, should not be relied upon in making a decision to invest in the rider or contract.

The example assumes that an owner purchases a contract with a male Annuitant age 60 at the time of issue and has elected a Life Income with 10 Years Certain payment plan. In addition, the example assumes that:

   (1) the owner purchases the contract for $96,000;

   (2) the owner makes no additional premium payments;

   (3) the owner purchases only one segment;

   (4) the contract, including the GIS Subaccount investing in shares of the GE Investments Funds, Inc. -- Total Return Fund, earns a net return of 5%;

   (5) the owner transfers the entire $96,000 into the GIS Subaccount at the beginning of year 1; and

   (6) the owner annuitizes the GIS Subaccount at the end of the 10th year.

                                          VALUE OF                          GUARANTEED
       VALUE OF              VALUE OF       GIS                VALUE OF GIS  MINIMUM
     SUBACCOUNTS  SCHEDULED SUBACCOUNTS  SUBACCOUNT  SCHEDULED  SUBACCOUNT    ANNUAL
     AT BEGINNING TRANSFERS   AT END    AT BEGINNING TRANSFERS    AT END     PAYMENT
YEAR   OF YEAR      MADE      OF YEAR     OF YEAR      MADE      OF YEAR     ACCRUED
--------------------------------------------------------------------------------------
  1    $96,000     $96,000      $0        $      0    $96,000    $100,800     $9,494
  2          0           0       0         100,800          0     105,840      9,494
  3          0           0       0         105,840          0     111,132      9,494
  4          0           0       0         111,132          0     116,689      9,494
  5          0           0       0         116,689          0     122,523      9,494
  6          0           0       0         122,523          0     128,649      9,494
  7          0           0       0         128,649          0     135,082      9,494
  8          0           0       0         135,082          0     141,836      9,494
  9          0           0       0         141,836          0     148,928      9,494
 10          0           0       0         148,928          0     156,374      9,494
--------------------------------------------------------------------------------------

Assuming the above, we will make guaranteed payments of $9,563 (annually) to the owner for the life of the Annuitant or for 10 years, whichever is longer. The table below shows how calculated payments and the adjustment account may vary and affect the payment to the owner.

                                      ADJUSTMENT
     CALCULATED GUARANTEED PAYMENT TO  ACCOUNT
YEAR  PAYMENT    PAYMENT     OWNER     BALANCE
------------------------------------------------
 11   $11,983     $9,494    $11,983       $0
 12    12,157      9,494     12,157        0
 13    12,333      9,494     12,333        0
 14    12,512      9,494     12,512        0
 15    12,693      9,494     12,693        0
 16    12,877      9,494     12,877        0
 17    13,063      9,494     13,063        0
 18    13,253      9,494     13,253        0
 19    13,445      9,494     13,445        0
 20    13,640      9,494     13,640        0
------------------------------------------------

Tax Treatment of Guaranteed Income Advantage

Monthly income payments allocated to investment options under the contract and other transfers to investment options are generally not subject to tax. However, if you have elected to have monthly income payments paid to you and subsequently direct that they be allocated to investment options under the contract, monthly income payments so allocated may continue to be subject to tax under certain circumstances. If you have elected to have monthly income payments paid to you, you should consult a tax adviser before changing that election.

Monthly income payments from less than the entire Contract Value will not be treated as withdrawals for federal income tax purposes, if certain conditions are satisfied. To be treated as monthly income payments (instead of as a series of withdrawals), income payments from less than the entire Contract Value must be taken for one or more lives or a fixed period of at least 10 years. Lifetime income with a period certain of any duration would qualify. In that case, a pro-rata portion of your "investment in the contract" will be allocated to the income payments. The tax treatment of such income payments is the same as that for income payments received on or after the Maturity Date, as described below. If monthly income payments are taken from less than the entire Contract Value and you subsequently direct that they be allocated to investment options under the contract, the tax treatment of payments before or after such allocation is uncertain.

Monthly income payments you receive on or after the Maturity Date (i.e., from the entire Contract Value) will be subject to tax as income payments. A portion of each payment will be treated as nontaxable recovery of your "investment in the contract" (see above) and the remainder will be taxed at ordinary income tax rates. We will notify you annually of the taxable amount of your income payments. If income payments cease because of the death of the Annuitant(s) and before the total amount of the "investment in the contract" has been recovered, the unrecovered amount generally will be deductible.

Persons intending to purchase Guaranteed Income Advantage in connection with a qualified retirement plan should obtain advice from a tax adviser.

For further information on the tax treatment of partial surrenders and income payments, see the "Tax Matters" provision below.

PAYMENT PROTECTION RIDER OPTIONS

Two Payment Protection Rider Options are discussed in this prospectus: Payment Optimizer Plus and Principal Protection Advantage. Payment Optimizer Plus is not available for contracts issued after October 17, 2008. Principal Protection Advantage is not available for contracts issued on or after May 1, 2007. These Payment Protection Rider Options are discussed in separate sections below. There is an extra charge for each of the Payment Protection Rider Options.

Payment Optimizer Plus

Payment Optimizer Plus provides for a guaranteed income benefit that is based on the amount of premium payments you make to your contract. Under the rider, you will receive a series of monthly income payments determined on the Maturity Date. If you meet the conditions of the rider, as discussed more fully below, the amount of your monthly income payment will have a guaranteed payment floor, and the guaranteed payment floor will not vary based on the market performance of the Subaccounts in which your assets are allocated. In addition, you will be eligible to receive at least the value of your premium payments in monthly income or additional death proceeds, even if your Contract Value reduces to zero. The rider includes an "immediate annuitization" feature that provides you the opportunity to receive monthly income payments within the first year of the contract. Under the rider, you also may request to terminate your contract and rider at any time after the Maturity Date and receive the commuted value of your income payments, minus a commutation charge, in a lump sum, so long as the termination is after the right to cancel period under your contract. These and other features of the rider are more fully discussed below.

Please note that the commutation feature in Payment Optimizer Plus may not be available in all states. Please review the features of Payment Optimizer Plus available in the contract issued in your state before making a decision to elect the rider.

This rider may not be available in all states or in all markets. We reserve the right to discontinue offering the rider at any time and for any reason. If you wish to elect this rider, you must do so at the time of application.

Payment Optimizer Plus is not available for contracts issued after October 17, 2008.

INVESTMENT STRATEGY

In order to receive the full benefit provided by this rider, you must invest all premium payments and allocations in accordance with a prescribed Investment Strategy. If you do not allocate all assets in accordance with a prescribed Investment Strategy, your benefit will be reduced by 50%. EVEN IF YOUR BENEFIT IS REDUCED, YOU WILL CONTINUE TO PAY THE FULL AMOUNT CHARGED FOR THE RIDER.

Investment Strategies may change from time to time. You may allocate your assets in accordance with your Investment

Strategy prescribed at the time the contract was issued, or in accordance with the Investment Strategy in effect at the time you reset your benefit. Therefore, you may have assets allocated to an Investment Strategy that is different than the Investment Strategy described in this prospectus. Your ability to choose different Investment Strategies is limited, as described below.

For contracts issued on or after May 1, 2007 and for contract owners who reset their benefit under the rider on or after May 1, 2007, the Investment Strategy includes Designated Subaccounts and Asset Allocation Model C. Under this Investment Strategy, contract owners may allocate assets to EITHER Asset Allocation Model C OR to one or more Designated Subaccounts. Contract owners MAY NOT allocate assets to Asset Allocation Model C AND one or more Designated Subaccounts. Contract owners, however, may elect to participate in the Defined Dollar Cost Averaging program, which permits the owner to systematically transfer a fixed dollar amount on a monthly basis for twelve months from the Designated Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund to one of the available Investment Strategy options. The Designated Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund is only available as part of the Defined Dollar Cost Averaging program. For more information about Asset Allocation Model C, the Subaccounts comprising Asset Allocation Model C and the Designated Subaccounts, and the Defined Dollar Cost Averaging program, please see the "Subaccounts" and "Asset Allocation Program" and "Defined Dollar Cost Averaging Program" provisions of this prospectus.

On a monthly basis, we will rebalance your Contract Value to the Subaccounts in accordance with the percentages that you have chosen to invest in the Designated Subaccounts or in accordance with the allocations that comprise Asset Allocation Model C. In addition, we will also rebalance your Contract Value on any Valuation Day after any transaction involving a withdrawal, receipt of a premium payment or a transfer of Contract Value, unless you instruct us otherwise. If you are participating in the Defined Dollar Cost Averaging program, rebalancing will not affect the assets allocated to the Designated Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund.

Shares of a Portfolio may become unavailable under the contract for new premium payments, transfers, and asset rebalancing. As a result, shares of a Portfolio may also become unavailable under your Investment Strategy. Investment Strategies may be modified to respond to such events by removing unavailable Portfolios and adding new Portfolios as appropriate. Because such changes may affect your allocation instructions, you will need to provide updated allocation instructions to comply with the modified Investment Strategy. If you do not provide updated allocation instructions, any subsequent premium payments or transfers requesting payment to an unavailable Portfolio will be considered not in good order. Periodic rebalancing to unavailable Portfolios will cease and any imbalances in percentages due to lack of asset rebalancing WILL NOT cause a reduction in your benefit.

IF YOU REQUEST A TRANSFER OR SEND A SUBSEQUENT PREMIUM PAYMENT WITH ALLOCATION INSTRUCTIONS TO A PORTFOLIO THAT IS NOT PART OF THE PRESCRIBED INVESTMENT STRATEGY, WE WILL HONOR YOUR INSTRUCTIONS. PLEASE BE AWARE, HOWEVER, THAT YOUR TOTAL CONTRACT VALUE WILL NOT BE INVESTED IN ACCORDANCE WITH THE PRESCRIBED INVESTMENT STRATEGY, AND YOUR BENEFIT BASE WILL BE REDUCED BY 50%, RESULTING IN A REDUCTION IN YOUR BENEFIT.

You may elect to resume participation in the prescribed Investment Strategy at your next available reset date, as described in the "Reset of Benefit Base" provision below, provided we receive written notice of your election at our Home Office at least 15 days prior to that date. If you elect to participate in the Investment Strategy, your benefit base will be reset to your Contract Value as of that date. At that time, the charge for this rider will also be reset. The new charge, which may be higher than your previous charge, is guaranteed not to exceed an annual rate of 1.25%.

The current Investment Strategy is as follows:

   (1) owners may allocate assets to the following Designated Subaccounts:

       AIM Variable Insurance Funds (Invesco Variable Insurance
       Funds) -- Invesco Van Kampen V.I. Equity and Income Fund -- Series II shares;

       AllianceBernstein Variable Products Series Fund,
       Inc. -- AllianceBernstein Balanced Wealth Strategy Portfolio -- Class B;

       BlackRock Variable Series Funds, Inc. -- BlackRock Global Allocation V.I. Fund -- Class III Shares;

       Fidelity Variable Insurance Products Fund -- VIP Balanced
       Portfolio -- Service Class 2;

       GE Investments Funds, Inc. -- Total Return Fund -- Class 3 Shares;

       Janus Aspen Series -- Balanced Portfolio -- Service Shares;

       MFS(R) Variable Insurance Trust -- MFS(R) Total Return Series -- Service Class Shares; and/or

       Oppenheimer Variable Account Funds -- Oppenheimer Balanced
       Fund/VA -- Service Shares;

       OR

   (2) owners may allocate assets to Asset Allocation Model C.

Contract owners may elect to participate in the Defined Dollar Cost Averaging program when they apply for the contract. Defined Dollar Cost Averaging permits the owner to systematically transfer a fixed dollar amount on a monthly basis for twelve months from the Designated Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund to one of the available Investment Strategy options. The Designated Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund is only available as part of the Defined Dollar Cost Averaging program.

If, on the Maturity Date, you are allocating assets in accordance with the prescribed Investment Strategy and you later choose to allocate the value of Annuity Units without following the Investment Strategy, your income base will be reduced by 50% and the benefits you are eligible to receive under the rider will be reduced. However, if your benefit base was reduced due to not following the Investment Strategy and then not reset before your Maturity Date, this adjustment does not apply.

On a monthly basis, we will rebalance the value of Annuity Units to the Subaccounts in accordance with the percentages that you have chosen for the Designated Subaccounts or in accordance with the allocations that comprises Asset Allocation Model C. If you are participating in the Defined Dollar Cost Averaging program, rebalancing will not affect the assets allocated to the Designated Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund.

WE WILL NOT REDUCE YOUR BENEFIT BASE OR INCOME BASE IF YOU ARE NOT FOLLOWING THE INVESTMENT STRATEGY DUE TO A PORTFOLIO LIQUIDATION OR A PORTFOLIO DISSOLUTION AND THE ASSETS ARE TRANSFERRED FROM THE LIQUIDATED OR DISSOLVED PORTFOLIO TO ANOTHER PORTFOLIO.

BENEFIT BASE AND INCOME BASE

Benefit base is used to calculate income base. Income base is used to calculate the guaranteed amount of monthly income. Income base is also used to calculate any additional death proceeds. If benefit base or income base is reduced, the benefits you are eligible for under this rider also will be reduced.

The initial benefit base is equal to the sum of all premium payments received on the Contract Date. The benefit base remains in effect until adjusted as described below.

If you have allocated assets in accordance with the prescribed Investment Strategy from the later of the Contract Date and the date on which benefit base was reset, as described in the "Reset of Benefit Base" provision below, any additional premium payments applied will be added to the benefit base as of the prior Valuation Day.

IMPORTANT NOTE. WE RESERVE THE RIGHT TO EXCLUDE ADDITIONAL PREMIUM PAYMENTS FROM BEING APPLIED TO THE BENEFIT BASE. As a result, it is possible that you would not be able to make subsequent premium payments after the initial premium payment to take advantage of the benefits provided by Payment Optimizer Plus that would be associated with such additional premium payments. For example, since your benefit base would not be increased for such subsequent premium payments, the monthly income payments associated with such premium payments would not have a guaranteed payment floor and such premium payments would not increase the income base for purposes of calculating the amount of any additional death proceeds. In addition, if you make premium payments that are not included in the calculation of your benefit base, you will pay a higher rider charge to the extent that the premium payments increase the Contract Value upon which the charge is imposed. Also, to the extent your Contract Value is increased by such premium payments, you are less likely to realize any benefit under Payment Optimizer Plus, because it is less likely that your Contract Value will be less than the benefit base or income base, as applicable. Before making premium payments that do not increase the benefit base, you should consider that: (i) the guaranteed payment floor, additional death proceeds, and other guarantees provided by this rider will not reflect such premium payments; (ii) any such premium payments make it less likely that you will receive any such benefits even if your Contract Value has declined; and (iii) this rider may not make sense for you if you intend to make premium payments that will not increase the benefit amount.

If your benefit base was reduced due to not following the Investment Strategy and then not reset, any additional premium payments applied will increase the benefit base on the prior Valuation Day by 50% of the premium payment.

All withdrawals, including any surrender charges, reduce the benefit base. The new benefit base is equal to (a) multiplied by (b) divided by (c), where:

   (a) is the benefit base as of the prior Valuation Day, adjusted for any additional premium payments received;

   (b) is the Contract Value following the withdrawal; and

   (c) is the Contract Value before the withdrawal.

On the Maturity Date, the income base is set equal to the benefit base. Any withdrawal that occurs on the Maturity Date will be processed before benefit base is converted to income base.

RESET OF BENEFIT BASE.   If all of the Annuitants are ages 50 through 85, you
may choose to reset your benefit base on an annual anniversary of the Contract Date that is at least 12 months after the later of the Contract Date and the last reset date.

We must receive written notice of your election to reset your benefit base at our Home Office at least 15 days prior to the reset date. If you do reset your benefit base, as of that date, we will:

  .  reset the benefit base to your Contract Value;

  . reset the charge for this rider. The new charge, which may be higher than your previous charge, will never exceed 1.25% annually; and

  .  reset the Investment Strategy to the current Investment Strategy.

You may not reset your benefit base after the Maturity Date. If on any contract anniversary any Annuitant is older than age 85, you may not reset your benefit base. Because the Maturity Date is determined by when you begin taking income payments, you should carefully consider when to start taking income payments if you elected the Payment Protection with Commutation Immediate and Deferred Variable Annuity Rider. The longer you wait before beginning to take income payments, the more opportunities you may have to reset the benefit base and thereby potentially increase the amount of income payments. If you delay starting to take income payments too long, however, you may limit the number of years available for you to take income payments in the future (due to life expectancy) and you may be paying for a benefit you are not using.

SYSTEMATIC RESETS. You may elect to reset your benefit base automatically on an available contract anniversary (a "systematic reset"). If you have not previously elected to systematically reset your benefit, or if your election has terminated, we must receive written notice of your election to systematically reset your benefit at our Home Office at least 15 days prior to your next contract anniversary.

A systematic reset of your benefit base will occur when your contract value is higher than the benefit base as of the available contract anniversary or, if the contract anniversary is not a Valuation Day, as of the next Valuation Day. By "available contract anniversary" we mean a contract anniversary on which you are eligible to reset your benefit, as such requirements (age and otherwise) are described herein.

Systematic resets will continue until and unless:

   (a) the Investment Strategy is violated;

   (b) the owner (or owners) submits a written request to our Home Office to terminate systematic resets;

   (c) income payments begin via annuitization;

   (d) the Investment Strategy changes, allocations are affected, and we do not receive confirmation from you at our Home Office of new allocations; or

   (e) ownership changes.

PLEASE NOTE THAT A SYSTEMATIC RESET WILL OCCUR ON AN AVAILABLE CONTRACT ANNIVERSARY IF CONTRACT VALUE IS EVEN NOMINALLY HIGHER THAN THE BENEFIT BASE (E.G., AS LITTLE AS $1.00 HIGHER) AND, THEREFORE, A SYSTEMATIC RESET MAY NOT BE IN YOUR BEST INTEREST BECAUSE: (I) THE CHARGE FOR THIS RIDER MAY BE HIGHER THAN YOUR PREVIOUS CHARGE; AND (II) THE INVESTMENT STRATEGY WILL BE RESET TO THE CURRENT INVESTMENT STRATEGY (THE INVESTMENT STRATEGY OFFERED ON THE RESET
DATE). PLEASE CAREFULLY CONSIDER WHETHER IT IS IN YOUR BEST INTEREST TO ELECT TO SYSTEMATICALLY RESET YOUR BENEFIT BASE.

MONTHLY INCOME. The Maturity Date under this rider may be any Valuation Day after the first Valuation Day under the Contract. Prior to the date that monthly income begins, the Maturity Date may be changed to any Valuation Day after the first Valuation Day under the Contract. On the Maturity Date, we will begin the payment process for your monthly income payments. Monthly income will be paid to you over the life of the Annuitant(s), unless you elect otherwise. Beginning on the Maturity Date, monthly income will be calculated annually as of the first Valuation Day of each annuity year. An annuity year is the one-year period beginning on the Maturity Date or on the annual anniversary of the Maturity Date. If the first day of an annuity year does not begin on a Valuation Day, the next Valuation Day will be used in calculating the monthly income for that annuity year. Monthly income will not vary during an annuity year. The amount may increase or decrease from annuity year to annuity year.

HOW INCOME PAYMENTS ARE CALCULATED

GUARANTEED PAYMENT FLOOR. The guaranteed payment floor is the guaranteed amount of each monthly income. The guaranteed payment floor is equal to (a) multiplied by (b) divided by (c), where:

   (a) is the income base;

   (b) is the guaranteed payment floor percentage for the attained age of the Annuitant for a single Annuitant contract or the attained age for younger living Annuitant for a Joint Annuitant contract on the Maturity Date (as specified in the contract); and

   (c) is 12.

For purposes of this rider, the benefits provided under this rider, and the rider charge, once a contract is a Joint Annuitant contract, it will remain a Joint Annuitant contract while the contract and rider are in effect.

INITIAL MONTHLY INCOME. The initial monthly income is the greater of the level income amount and the guaranteed payment floor. The annual income amount is used to determine the level income amount. We determine the level income amount by applying the annual income amount to a 12 month, period certain, single payment immediate annuity.

The initial annual income amount is equal to (a) multiplied by (b), where:

   (a) is the payment rate based upon the gender(s), when applicable, and settlement age(s) of the Annuitant(s) as shown in the rider, the Contract Value on the Valuation Day prior to the Maturity Date and the income base as of the Maturity Date; and

   (b) is the Contract Value on the Valuation Day prior to the Maturity Date less any premium tax.

For purposes of this rider only, the payment rates are based on the Annuity 2000 Mortality Table, using an assumed interest rate of 4%. These annuity rates may not be as favorable as the current rates we would use to calculate payments under the "Life Income with Period Certain" annuity payment option available under this contract on the Maturity Date, and your Contract Value on the Maturity Date would be higher than under this rider because there would be no associated rider charge. Accordingly, payments under such an annuity payment option may be greater than payments under this rider. However, payments under such an annuity payment option would not have a guaranteed payment floor. In addition, you would not be guaranteed to be eligible to receive at least the value of your premium payments in monthly income payments or additional death proceeds even if your Contract Value reduces to zero, although payments under life income with period certain annuity payment options may also provide certain death proceeds. You should carefully consider which annuity payment option is right for you.

Monthly Age Adjustment: The settlement age(s) is the Annuitant(s)'s age last birthday on the date monthly income begins, minus an age adjustment from the table below. The actual age adjustment may be less than the numbers shown.


                           YEAR PAYMENTS BEGIN  MAXIMUM
                           --------------------   AGE
                           AFTER    PRIOR TO   ADJUSTMENT
                           --------------------
                           2005       2011          5
                           2010       2026         10
                           2025         --         15

On the Maturity Date, if any monthly income payment would be $100 or less, we reserve the right to reduce the frequency of payments to an interval that would result in each amount being at least $100. If the annual payment would be less than $100, we will pay the Contract Value on the Valuation Day prior to the Maturity Date and the contract will terminate on the Maturity Date.

SUBSEQUENT MONTHLY INCOME. Subsequent annual income amounts are determined by means of Annuity Units. The amount of any subsequent annual income amount may be greater or less than the initial payment. We guarantee that each subsequent payment will not be affected by variations in mortality experience from the mortality assumptions on which the first payment is based. The number of Annuity Units will be determined on the Maturity Date. The number will not change unless a transfer is made. The number of Annuity Units for a Subaccount is determined by dividing the initial annual income amount attributable to that Subaccount by the Annuity Unit value for that Subaccount as of the Maturity Date. The dollar amount of each subsequent annual income amount is the sum of the payments from each Subaccount. The payment is determined by multiplying your number of Annuity Units in each Subaccount by the Annuity Unit value for that Subaccount as of the Valuation Day each annuity year starts.

An adjustment account is established on the Maturity Date. The adjustment account tracks the difference between the level income amount and the guaranteed payment floor when the level income amount is less than the guaranteed payment floor. You will not receive monthly income above the guaranteed payment floor unless future performance of the underlying Subaccount(s) is sufficient to reduce the adjustment account to zero. Therefore, poor long-term performance of the underlying Subaccount(s) may result in monthly income equal to the guaranteed payment floor, even if the underlying Subaccount(s) performs well in a particular year. The value of the adjustment account on the Maturity Date will be the greater of (a) and (b), where:

   (a) is zero; and

   (b) is 12 multiplied by the guaranteed payment floor, minus 12 multiplied by the initial level income amount.

Monthly income in subsequent annuity years will be calculated annually as of the first Valuation Day of each annuity year. The actual monthly income in subsequent annuity years is the greater of (a) and (b), where:

   (a) is the subsequent level income amount, minus any value in the adjustment account as of the date the last monthly income was paid divided by 12; and

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



   (b) is the guaranteed payment floor.

For monthly income in subsequent annuity years, the value of the adjustment account will be the greater of (a) and (b), where:

   (a) is zero; and

   (b) is the value of the adjustment account as of the prior annuity year, plus 12 multiplied by the actual subsequent monthly income for the current annuity year, minus 12 multiplied by the subsequent level income amount for the current annuity year.

COMMUTATION PROVISION

After the Maturity Date, you may request to terminate your contract and this rider. If the right to cancel period as defined under the contract has ended, you will receive the commuted value of your income payments in a lump sum, calculated as described below (the "commutation value"). After this lump sum payment, income payments will end.

Please note that the commutation feature in Payment Optimizer Plus may not be available in all states. Please review the features of Payment Optimizer Plus available in the contract issued in your state before making a decision to elect the rider.

COMMUTATION VALUE. The commutation value will be the lesser of (a) and (b) but not less than zero, where:

   (a) is (i) minus (ii), where:

      (i) is the income base less any premium tax; and

     (ii) is the sum of all monthly income paid;

   (b) is (i) minus (ii) plus (iii), where:

      (i) is the commutation base, which is described below, less any premium tax;

     (ii) is the adjustment account value; and

    (iii) is the level income amount multiplied by the number of months remaining in the current annuity year.

COMMUTATION BASE. On any day that is a Valuation Day, the commutation base in a Subaccount is determined by multiplying the number of commutation units in that Subaccount by the value of the commutation unit for that Subaccount. The commutation base is equal to the sum of the commutation base amounts for each Subaccount.

COMMUTATION UNITS. On the Valuation Day prior to the Maturity Date, the commutation units in a Subaccount will be equal to the number of Accumulation Units for that Subaccount.

The number of commutation units is reduced at the beginning of each annuity year. The reduction for each Subaccount equals (a) divided by (b), where:

   (a) is the annual income amount for the Subaccount; and

   (b) is the value of the commutation unit for the Subaccount on the first Valuation Day of the annuity year.

Other events that will reduce the number of commutation units of a Subaccount are as follows:

   (1) transfers out of the Subaccount;

   (2) payment of commutation proceeds;

   (3) payment of death proceeds; and

   (4) deduction of applicable contract charges.

Commutation units are canceled as of the end of the Valuation Period in which we receive notice in a form acceptable to us regarding an event that reduces commutation units.

TRANSFERS. When we perform Subaccount transfers after the Maturity Date, we will redeem the commutation units from the current Subaccount and purchase commutation units from the new Subaccount. The commutation base on the date of the transfer will not be affected by the transfer. The number of commutation units added to the new Subaccount is (a) multiplied by (b), divided by (c), where:

   (a) is the number of commutation units transferred out of the current Subaccount;

   (b) is the value of a commutation unit of the current Subaccount; and

   (c) is the value of a commutation unit of the new Subaccount.

VALUE OF COMMUTATION UNITS. The initial value of a commutation unit for each Subaccount is the initial value of the Accumulation Unit for that Subaccount. Thereafter, the value of a commutation unit at the end of every Valuation Day is the value of the commutation unit at the end of the previous Valuation Day multiplied by the net investment factor, as described in the contract. The value of a commutation unit may change from one Valuation Period to the next.

NOTE ON CALCULATION OF COMMUTATION VALUE. If you elect to terminate your contract and the rider and receive the commutation value, the commutation value is based on the commuted value of your income payments in a lump sum. The amount of income payments on which the commutation value is based on either (a) income base, which is a measure of premium payments (and Contract Value, if there is a reset) applied under

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


the contract, and is used to calculate the guaranteed payment floor; and (b) commutation base, which is a measure of Contract Value had the contract not been "annuitized," and reflects the effect of market performance.

If you elect to terminate your contract after income payments have begun and receive the commutation value, you will receive the lesser of the adjusted income base and the adjusted commutation base (but not less than zero), as described in the calculation provided above. You should be aware that income base will not reflect any positive investment performance unless, on or before the Maturity Date, there was a reset of benefit base capturing such performance. As a result, the commutation value you receive will always be less than the income base (adjusted for any premium tax and monthly income paid) and will never reflect any of the positive investment performance experienced after a reset or after the Maturity Date. This rider is primarily designed to provide a guaranteed income payment with upside potential and, therefore, this rider may not make sense for you if you believe you may elect to terminate the contract and receive the commutation value after your contract has experienced positive investment performance. Accordingly, the total amount of commuted income payments you receive if you terminate the contract may be less than the total amount of income payments and additional death proceeds you would be guaranteed to receive if you did not terminate the contract.

DEATH PROVISIONS

The following provisions apply to the rider.

SPECIAL DISTRIBUTION RULES WHEN DEATH OCCURS BEFORE MONTHLY INCOME STARTS.   If
the designated beneficiary is a surviving spouse who elects to continue the contract as the new owner, this rider will continue.

SPECIAL DISTRIBUTION RULES WHEN THE LAST ANNUITANT DIES ON OR AFTER MONTHLY
INCOME STARTS.   If the last Annuitant dies after the Maturity Date, there may be additional death proceeds paid under this rider to the designated beneficiary in a lump sum. The amount of any additional death proceeds will be the greater of (a) and (b), where:

   (a) is (i) MINUS (ii), where:

      (i) is the income base;

     (ii) is the sum of all monthly income paid; and

   (b) is zero.

WHEN THIS RIDER IS EFFECTIVE

The effective date of the rider is the Contract Date. This rider may be terminated only when the contract is terminated.

CHANGE OF OWNERSHIP

We must approve any assignment or sale of this contract unless the assignment is made pursuant to a court order.

GENERAL PROVISIONS

For purposes of this rider:

  . a non-natural owner must name an Annuitant and may name the Annuitant's spouse as a Joint Annuitant;

  .  an individual owner must also be an Annuitant;

  . if there is only one owner, that owner may name only his or her spouse as a Joint Annuitant -- at issue; and

  . If you marry after issue, but prior to the Maturity Date, you may add your spouse as a joint owner and Joint Annuitant or as a Joint Annuitant only, subject to Home Office approval.

  . Under federal tax law civil union partners and same-sex spouses are not permitted to continue the contract without taking required distributions upon the death of an owner. Therefore, even if named a joint owner/Joint Annuitant, a same-sex spouse or civil union partner will have to take required distributions upon the death of the other joint owner/Joint Annuitant. See the "Distribution Rules" provision of this prospectus. If this situation applies to you, you should consult a tax adviser.

EXAMPLES

The following examples show how Payment Optimizer Plus works based on hypothetical values. The examples are for illustrative purposes only and are not intended to depict investment performance of the contract and, therefore, should not be relied upon in making a decision to invest in the rider or contract. The examples assume that an owner purchases the contract with a male Annuitant, age 65, at the time of issue.

The first examples assumes that:

   (1) the owner purchases the contract for $100,000;

   (2) the owner makes no additional premium payments or withdrawals;

   (3) all Contract Value is allocated to the prescribed Investment Strategy at all times;

   (4) the contract earns a net return of 0%;

   (5) the benefit base is reset on each contract anniversary;

   (6) the Maturity Date is the third contract anniversary;

   (7) the guaranteed payment floor percentage is 7%;

   (8) the 12 month, period certain, single payment immediate annuity rate is 0%; and

   (9) there is no premium tax.

On the Maturity Date, the income base is set equal to the benefit base.

                                                              ADDITIONAL
                                                                DEATH
               ANNUAL LEVEL  GUARANTEED          ADJUSTMENT    PROCEEDS
       ANNUITY INCOME INCOME  PAYMENT   MONTHLY    ACCOUNT    (BEGINNING
        YEAR   AMOUNT AMOUNT   FLOOR    INCOME  (END OF YEAR)  OF YEAR)
       -----------------------------------------------------------------
          1    $6,517  $543     $583     $583      $  483      $100,000
          2     6,266   522      583      583       1,217        93,000
          3     6,025   502      583      583       2,191        86,000
          4     5,794   483      583      583       3,398        79,000
          5     5,571   464      583      583       4,827        72,000
       -----------------------------------------------------------------

The annual income amount for annuity year 1 is determined by multiplying the Contract Value by a payment rate (in this example, $100,000 x .06517 = $6,517). The level income amount is determined by dividing the annual income amount by
12. In this example, for annuity year 1, the level income amount is $543 ($6,517 / 12). The guaranteed payment floor is determined by multiplying the income base by the guaranteed payment floor percentage and dividing that product by 12 (in this example, ($100,000 x .07) / 12 = $583). Monthly income is the greater of the guaranteed payment floor and the level income amount, which, for annuity year 1, is the greater of $583 and $543. The additional death proceeds equal to the income base MINUS the sum of all monthly income paid.

This next examples assumes that:

   (1) the owner purchases the contract for $100,000;

   (2) the owner makes no additional premium payments or withdrawals;

   (3) all Contract Value is allocated to the prescribed Investment Strategy at all times;

   (4) the contract earns a net return of 8%;

   (5) the benefit base is reset on the first contract anniversary;

   (6) the Contract Value at the end of the first contract year is $108,000;

   (7) the Maturity Date is the first contract anniversary;

   (8) the guaranteed payment floor percentage is 7%; and

   (9) there is no premium tax.

                                                      INCOME
                                                    BASE, LESS
                                                    COMMUTATION
                                                   CHARGE, LESS
            ANNUAL MONTHLY COMMUTATION ADJUSTMENT     MONTHLY    COMMUTATION
    ANNUITY INCOME INCOME    BASE -     ACCOUNT -  INCOME PAID -   VALUE -
     YEAR   AMOUNT  PAID   END OF YEAR END OF YEAR  END OF YEAR  END OF YEAR
    ------------------------------------------------------------------------
       1    $6,806 $7,560   $109,289     $  754      $100,440     $100,440
       2     7,068  7,560    110,399      1,246        92,880       92,880
       3     7,340  7,560    111,304      1,466        85,320       85,320
       4     7,622  7,560    111,977      1,404        77,760       77,760
       5     7,915  7,560    112,386      1,049        70,200       70,200
    ------------------------------------------------------------------------

The commutation base at the end of annuity year 1 (contract year 2) is determined by multiplying the Contract Value at the end of the first contract year less the annual income amount for annuity year 1 by 1.08 (($108,000 - $6,806) x 1.08 = $109,289). The commutation value at the end of annuity year 1 is equal to the lesser of (i) the income base less monthly income paid ($108,000 - $7,560 = $100,440) and (ii) the commutation base less the value of the adjustment account ($109,289 - $754 = $108,535). The commutation base at the end of annuity year 2 (contract year 3) is determined by multiplying the commutation base at the end of annuity year 1 less the annual income amount for annuity year 2 by 1.08 (($109,289 - $7,068) x 1.08 = $110,399).

Principal Protection Advantage

Principal Protection Advantage provides for a guaranteed income benefit that is based on the amount of premium payments you make to your contract. Under the rider, you will receive a series of monthly income payments (a "Payment Protection Plan") determined on the date you elect to take such payments (the "Income Start Date"). If you meet the conditions of the rider, as discussed more fully below, the amount of your monthly income payment, for each Payment Protection Plan, will have a guaranteed payment floor, and the guaranteed payment floor will not vary based on the market performance of the Subaccounts in which your assets are allocated. In addition, you will be eligible to receive at least the value of your premium payments in monthly income or additional death proceeds, even if your Contract Value reduces to zero.

Principal Protection Advantage is not available for contracts issued on or after May 1, 2007.

INVESTMENT STRATEGY

In order to receive the full benefit provided by this rider, you must invest all premium payments and allocations in accordance with a prescribed Investment Strategy. If you do not allocate all assets in accordance with a prescribed Investment Strategy, your benefit will be reduced by 50%. EVEN IF YOUR BENEFIT IS REDUCED, YOU WILL CONTINUE TO PAY THE FULL AMOUNT CHARGED FOR THE RIDER.

Investment Strategies may change from time to time. You may allocate your assets in accordance with your Investment Strategy prescribed at the time the contract was issued, or in accordance with the Investment Strategy in effect at the time you reset your benefit. Therefore, you may have assets allocated to an Investment Strategy that is different than the Investment Strategy described in this prospectus. In addition, if you are taking income payments and still have Contract Value in the contract, you may have assets allocated to different Investment Strategies. Your ability to choose different Investment Strategies is limited, as described below.

For contracts issued on or after May 1, 2007 and for contract owners who reset their benefit under the rider on or after May 1, 2007, the Investment Strategy includes Designated Subaccounts and Asset Allocation Model C. Under this Investment Strategy, contract owners may allocate assets to EITHER Asset Allocation Model C OR to one or more Designated Subaccounts. Contract owners MAY NOT allocate assets to Asset Allocation Model C AND one or more Designated Subaccounts. For more information about Asset Allocation Model C and the Subaccounts comprising Asset Allocation Model C and the Designated Subaccounts, please see the "Subaccounts" and "Asset Allocation Program" provisions of this prospectus.

On a monthly basis, we will rebalance your Contract Value to the Subaccounts in accordance with the percentages that you have chosen to invest in the Designated Subaccounts or in accordance with the allocations that comprise Asset Allocation Model C. In addition, we will also rebalance your Contract Value on any Valuation Day after any transaction involving a withdrawal, receipt of a premium payment or a transfer of Contract Value, unless you instruct us otherwise.

Shares of a Portfolio may become unavailable under the contract for new premium payments, transfers, and asset rebalancing. As a result, shares of a Portfolio may also become unavailable under your Investment Strategy. Investment Strategies may be modified to respond to such events by removing unavailable Portfolios and adding new Portfolios as appropriate. Because such changes may affect your allocation instructions, you will need to provide updated allocation instructions to comply with the modified Investment Strategy. If you do not provide updated allocation instructions, any subsequent premium payments or transfers requesting payment to an unavailable Portfolio will be considered not in good order. Periodic rebalancing to unavailable Portfolios will cease and any imbalances in percentages due to lack of asset rebalancing WILL NOT cause a reduction in your benefit.

IF YOU REQUEST A TRANSFER OR SEND A SUBSEQUENT PREMIUM PAYMENT WITH ALLOCATION INSTRUCTIONS TO A PORTFOLIO THAT IS NOT PART OF THE PRESCRIBED INVESTMENT STRATEGY, WE WILL HONOR YOUR INSTRUCTIONS. PLEASE BE AWARE, HOWEVER, THAT YOUR TOTAL CONTRACT VALUE WILL NOT BE INVESTED IN ACCORDANCE WITH THE PRESCRIBED INVESTMENT STRATEGY, AND YOUR BENEFIT BASE WILL BE REDUCED BY 50%, RESULTING IN A REDUCTION IN YOUR BENEFIT.

At least 15 days prior to your next contract anniversary, you may elect to reset your benefit base, as described in the "Reset of Benefit Base" provision below, and to resume participation in the prescribed Investment Strategy available that time, provided we receive written notice of your election at our Home Office. If you elect to participate in the Investment Strategy, your benefit base will be reset to your Contract Value as of that contract anniversary. At that time, the charge for this rider will also be reset. The new charge, which may be higher than your previous charge, is guaranteed not to exceed an annual rate of 1.00%.

The current Investment Strategy is as follows:

   (1) owners may allocate assets to the following Designated Subaccounts:

       AIM Variable Insurance Funds (Invesco Variable Insurance
       Funds) -- Invesco Van Kampen V.I. Equity and Income Fund -- Series II shares;

       AllianceBernstein Variable Products Series Fund,
       Inc. -- AllianceBernstein Balanced Wealth Strategy Portfolio -- Class B

       BlackRock Variable Series Funds, Inc. -- BlackRock Global Allocation V.I. Fund -- Class III Shares;

       Fidelity Variable Insurance Products Fund -- VIP Balanced
       Portfolio -- Service Class 2;

       GE Investments Funds, Inc. -- Total Return Fund --Class 3 Shares;

       Janus Aspen Series -- Balanced Portfolio -- Service Shares;

       MFS(R) Variable Insurance Trust -- MFS(R) Total Return Series -- Service Class Shares; and/or

       Oppenheimer Variable Account Funds --Oppenheimer Balanced
       Fund/VA -- Service Shares;

       OR

   (2) owners may allocate assets to Asset Allocation Model C.

If, on the Income Start Date, you are allocating assets in accordance with the prescribed Investment Strategy and you later choose to allocate the value of Annuity Units without following the Investment Strategy, your income base will be reduced by 50% and the benefits you are eligible to receive under the rider will be reduced. However, if your benefit base was reduced due to not following the Investment Strategy and then not reset before your Income Start Date, this adjustment does not apply.

On a monthly basis, we will rebalance the value of Annuity Units to the Subaccounts in accordance with the percentages that you have chosen for the Designated Subaccounts or in accordance with the allocations that comprises Asset Allocation Model C.

BENEFIT BASE AND INCOME BASE

Benefit base is used to calculate income base. Income base is used to calculate the guaranteed amount of monthly income for a Payment Protection Plan. Income base is also used to calculate any additional death proceeds. If benefit base or income base is reduced, the benefits you are eligible for under this rider also will be reduced.

The initial benefit base is equal to the sum of all premium payments received on the Contract Date. The benefit base remains in effect until adjusted as described below.

If you have allocated assets in accordance with the prescribed Investment Strategy from the later of the Contract Date and the date on which benefit base was reset, as described in the "Reset of Benefit Base" provision below, any additional premium payments applied will be added to the benefit base on the prior Valuation Day.

IMPORTANT NOTE. WE RESERVE THE RIGHT TO EXCLUDE ADDITIONAL PREMIUM PAYMENTS FROM BEING APPLIED TO THE BENEFIT BASE. As a result, it is possible that you would not be able to make subsequent premium payments after the initial premium payment to take advantage of the benefits provided by Principal Protection Advantage that would be associated with such additional premium payments. For example, since your benefit base would not be increased for such subsequent premium payments, the monthly income payments associated with such premium payments would not have a guaranteed payment floor and such premium payments would not increase the income base for purposes of calculating the amount of any additional death proceeds. In addition, if you make premium payments that are not included in the calculation of your benefit base, you will pay a higher rider charge to the extent that the premium payments increase the Contract Value upon which the charge is imposed. Also, to the extent your Contract Value is increased by such premium payments, you are less likely to realize any benefit under Principal Protection Advantage, because it is less likely that your Contract Value will be less than the benefit base or income base, as applicable. Before making premium payments that do not increase the benefit base, you should consider that: (i) the guaranteed payment floor, additional death proceeds, and other guarantees provided by this rider will not reflect such premium payments; (ii) any such premium payments make it less likely that you will receive any such benefits even if your Contract Value has declined; and (iii) this rider may not make sense for you if you intend to make premium payments that will not increase the benefit amount.

If your benefit base was reduced due to not following the Investment Strategy and then not reset on your next contract anniversary, any additional premium payments applied will be reduced by 50%, and then will be added to the benefit base on the prior Valuation Day.

All withdrawals, including any surrender charges and any premium tax assessed, reduce the benefit base. The new benefit base is equal to (a) multiplied by (b) divided by (c), where:

   (a) is the benefit base on the prior Valuation Day, adjusted for any additional premium payments received;

   (b) is the Contract Value following the withdrawal; and

   (c) is the Contract Value before the withdrawal.

On the Income Start Date, benefit base is converted to income base. Any withdrawal that occurs on the Income Start Date will be processed before benefit base is converted to income base. If the portion of Contract Value applied to a Payment Protection Plan to provide for monthly income (the "Income Start Value") is equal to the total Contract Value, 100% of the benefit base is converted into income base. Otherwise only a portion of the benefit base is converted to income base. The new benefit base is equal to (a) multiplied by
(b) divided by (c), where:

   (a) is the benefit base on the prior Valuation Day, adjusted for any partial withdrawals;

   (b) is the Contract Value following the conversion; and

   (c) is the Contract Value before the conversion.

The income base allocated to each Payment Protection Plan is equal to (a) multiplied by (b) divided by (c), where:

   (a) is the benefit base on the prior Valuation Day, adjusted for partial withdrawals;

   (b) is the Income Start Value; and

   (c) is the Contract Value before the conversion of benefit base to income base.

RESET OF BENEFIT BASE. You may choose to reset your benefit base on any contract anniversary. If you do, as of that date (or if that date occurs on a day that is not a Valuation Day, on the next Valuation Day), we will:

  .  reset the benefit base to your Contract Value;

  . reset the charge for this rider (the new charge, which may be higher than your previous charge, is guaranteed never to exceed an annual rate of 1.00%); and

  .  reset the Investment Strategy to the current Investment Strategy.

You must wait at least 36 months after the last of any reset of your benefit base before you may begin your monthly income. If on any contract anniversary any Annuitant is older than age 85, you may not reset your benefit base.

You should carefully consider when to start taking income payments under a Payment Protection Plan if you elected Principal Protection Advantage. The longer you wait before beginning to take income payments, the more opportunities you may have to reset the benefit base and thereby potentially increase the amount of income payments. If you delay starting to take income payments too long, however, you may limit the number of years available for you to take income payments in the future (due to life expectancy) and you may be paying for a benefit you are not using.

MONTHLY INCOME

On the Income Start Date, we will begin making monthly income payments. The Income Start Date must be a contract anniversary and must occur at least 36 months after the latest of the Contract Date, the last reset of benefit base, or the date the last premium payment is received. The Income Start Value will then be applied to a Payment Protection Plan. Beginning on the Income Start Date, monthly income will be calculated annually as of the first Valuation Day of each annuity year. An annuity year is the one-year period beginning on the Income Start Date or on the annual anniversary of the Income Start Date. If the first day of an annuity year does not begin on a Valuation Day, the next Valuation Day will be used in calculating the monthly income for that annuity year. Monthly income will not vary during an annuity year. The amount may increase or decrease from annuity year to annuity year.

Monthly income will be paid to you over the life of the Annuitant unless you elect otherwise. If you are receiving monthly income, your contract will be deemed to have reached its Maturity Date on the day your Contract Value equals zero. If Contract Value is greater than zero, you may elect to transfer monthly income within the contract on a pro rata basis to the investment options in which Contract Value is then allocated. If you have elected to transfer monthly income within the contract and Contract Value falls to zero, the transfers of monthly income will end and monthly income will be paid to you. In that event, your contract will be deemed to have reached its Maturity Date on the day your Contract Value equaled zero.

HOW INCOME PAYMENTS ARE CALCULATED

INITIAL INCOME PAYMENT. The initial annual income amount for each Payment Protection Plan is equal to (a) multiplied by (b), where:

   (a) is the payment rate based upon the gender(s) and settlement age(s) of the Annuitant(s) as shown in the rider, the Income Start Value and the income base as of the Income Start Date; and

   (b) is the Income Start Value less any premium tax.

For purposes of this rider only, the payment rates are based on the Annuity 2000 Mortality Table, using an assumed interest

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rate of 3%. These annuity rates may not be as favorable as the current rates we would use to calculate payments under the "Life Income with Period Certain" annuity payment option available under this contract on the Income Start Date, and your Contract Value on the Income Start Date would be higher than under this rider because there would be no associated rider charge. Accordingly, payments under such an annuity payment option may be greater than payments under this rider. However, payments under such an annuity payment option would not have a guaranteed payment floor. In addition, you would not be guaranteed to be eligible to receive such at least the value of your premium payments in monthly income payments or additional death proceeds even if your Contract
Value reduces to zero, although payments under life income with period certain annuity payment options may also provide certain death proceeds. You should carefully consider which annuity payment option is right for you.

The initial monthly income is the greater of the level income amount and the guaranteed payment floor. We determine the level income amount by applying the annual income amount to a 12 month, period certain, single payment immediate annuity.

The guaranteed payment floor is the guaranteed amount of each monthly income for a Payment Protection Plan. The guaranteed payment floor is equal to (a) multiplied by (b) divided by (c), where:

   (a) is the income base;

   (b) is the guaranteed payment floor percentage for the attained age of the single Annuitant or the younger of the Joint Annuitants on the Income Start Date; and

   (c) is 12.

SUBSEQUENT INCOME PAYMENTS. The subsequent annual income amounts under the applicable Payment Protection Plan are determined by means of Annuity Units. The amount of any subsequent annual income amount may be greater or less than the initial payment. We guarantee that each subsequent payment will not be affected by variations in mortality experience from the mortality assumptions on which the first payment is based. The number of Annuity Units is determined by dividing the portion of the initial annual income amount attributable to that Subaccount by the Annuity Unit value for that Subaccount as of the Income Start Date. The dollar amount of each subsequent annual income amount is the sum of the payments from each Subaccount. The payment is determined by multiplying your number of Annuity Units in each Subaccount by the Annuity Unit value for that Subaccount as of the Valuation Day each annuity year starts.

An adjustment account is established on the Income Start Date. The adjustment account tracks the difference between the level income amount and the guaranteed payment floor when the level income amount is less than the guaranteed payment floor. You will not receive monthly income above the guaranteed payment floor unless future performance of the underlying Subaccount(s) is sufficient to reduce the adjustment account to zero. Therefore, poor long-term performance of the underlying Subaccount(s) may result in monthly income equal to the guaranteed payment floor, even if the underlying Subaccount(s) performs well in a particular year. The value of the adjustment account will be the greater of (a) and (b), where:

   (a) is zero; and

   (b) is 12 times the guaranteed payment floor, minus 12 times the initial level income amount.

The actual monthly income in subsequent annuity years is the greater of (a) and
(b), where:

   (a) is the subsequent level income amount, minus any value in the adjustment account as of the date the last monthly income was made divided by 12; and

   (b) is the guaranteed payment floor.

For monthly income in subsequent annuity years, the value of the adjustment account will be the greater of (a) and (b), where:

   (a) is zero; and

   (b) is the value of the adjustment account as of the date that the last monthly income was made, plus 12 multiplied by the actual subsequent monthly income, minus 12 multiplied by the subsequent level income amount.

On the Income Start Date, if any monthly income would be $100 or less, we reserve the right to reduce the frequency of payments to an interval that would result in each amount being at least $100. If the annual amount is less than $100, we will pay you annually.

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DEATH PROVISIONS

The following provisions apply to the rider.

SPECIAL DISTRIBUTION RULES WHEN AN OWNER DIES BEFORE MONTHLY INCOME STARTS. Spousal Continuation -- If the designated beneficiary is a surviving spouse who elects to continue the contract as the new owner and Annuitant, this rider will continue at the current benefit base, rider charge and Investment Strategy. Regardless of whether monthly income had started, the preceding sentence will apply if Contract Value remains at the owner's death. On the next rider anniversary, the spouse may elect to reset the benefit base as described in the "Reset of Benefit Base" section above.

If the designated beneficiary is a surviving spouse who does not elect to continue the contract as the new owner or is a non-spouse, this rider will terminate and proceeds under the contract must be distributed within five years of death.

SPECIAL DISTRIBUTION RULES WHEN THE LAST ANNUITANT DIES ON OR AFTER MONTHLY
INCOME STARTS.   On the Income Start Date, the death benefit is adjusted. The new death benefit is (a) multiplied by (b) divided by (c), where:

   (a) is the death benefit prior to the conversion of benefit base to income base;

   (b) is the Contract Value after the conversion; and

   (c) is the Contract Value before the conversion.

If the last surviving Annuitant dies after an Income Start Date, there may be additional death proceeds paid under this rider to the designated beneficiary in a lump sum. Under each Payment Protection Plan, the amount of any additional death proceeds will be the greater of (a) and (b), where:

   (a) is (i) MINUS (ii), where:

      (i) is the income base less any premium tax;

     (ii) is the sum of all monthly income paid; and

   (b) is zero.

WHEN THIS RIDER IS EFFECTIVE

The effective date of the rider is the Contract Date. This rider may not be terminated.

OWNERSHIP AND CHANGE OF OWNERSHIP

We must approve any assignment or sale of this contract unless the assignment is made pursuant to a court order.

If you marry after issue, you may add your spouse as a joint owner and Joint Annuitant or as a Joint Annuitant only, subject to Home Office approval.

For purposes of this rider:

  .  a non-natural owner must name an Annuitant and may name a Joint Annuitant;

  .  a natural individual owner must also be an Annuitant; and

  . if there is only one natural owner, that owner may name his or her spouse as a Joint Annuitant.

  . Under federal tax law civil union partners and same-sex spouses are not permitted to continue the contract without taking required distributions upon the death of an owner. Therefore, even if named a joint owner/Joint Annuitant, a same-sex spouse or civil union partner will have to take required distributions upon the death of the other joint owner/Joint Annuitant. See the "Distribution Rules" provision of this prospectus. If this situation applies to you, you should consult a tax adviser.

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EXAMPLE

The following example shows how Principal Protection Advantage works based on hypothetical values. The examples are for illustrative purposes only and are not intended to depict investment performance of the contract and, therefore, should not be relied upon in making a decision to invest in the rider or contract. The example assumes that an owner purchases the contract with a male Annuitant, age 65, at the time of issue. In addition, the example assumes that:

   (1) the owner purchases the contract for $100,000;

   (2) the owner makes no additional premium payments or withdrawals;

   (3) all Contract Value is allocated to the prescribed Investment Strategy at all times;

   (4) the contract earns a net return of 0%;

   (5) the Income Start Date is the third contract anniversary;

   (6) the guaranteed payment floor percentage is 5%; and

   (7) the 12 month, period certain, single payment immediate annuity rate is 0%.

On the Income Start Date, Contract Value of $100,000 is converted to Income Start Value and benefit base of $100,000 is converted to income base.

                                                             ADDITIONAL
                       MONTHLY                                 DEATH
                ANNUAL  LEVEL  GUARANTEED                     PROCEEDS
        ANNUITY INCOME INCOME   PAYMENT   MONTHLY ADJUSTMENT (BEGINNING
         YEAR   AMOUNT AMOUNT    FLOOR    INCOME   ACCOUNT    OF YEAR)
        ---------------------------------------------------------------
           1    $6,373  $531      $417     $531       $0      $100,000
           2     6,188   516       417      516        0        93,627
           3     6,008   501       417      501        0        87,439
           4     5,833   486       417      486        0        81,431
           5     5,663   472       417      472        0        75,599
        ---------------------------------------------------------------

The annual income amount for annuity year 1 is determined by multiplying the Income Start Value by a payment rate (in this example, $100,000 x .06373 = $6,373). The monthly level income amount is determined by dividing the annual income amount by 12. In this example, for annuity year 1, the monthly level income amount is $531 ($6,373 /12). The guaranteed payment floor is determined by multiplying the income base by the guaranteed payment floor percentage and dividing that product by 12 (in this example ($100,000 x .05) /12 = $417). Monthly income is the greater of the guaranteed payment floor and the monthly level income amount, which, for annuity year 1, is the greater of $417 and $531. The additional death benefit is the income base MINUS the sum of all monthly income paid.

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TAX TREATMENT OF PRINCIPAL PROTECTION ADVANTAGE

Monthly income payments allocated to investment options under the contract and other transfers to investment options are generally not subject to tax. However, if monthly payments are to be paid to you and you subsequently direct that they be allocated to investment options under the contract, monthly income payments so allocated may continue to be subject to tax under certain circumstances. If monthly income payments are to be paid to you, you should consult a tax adviser before electing to have monthly income allocated to investment options under the contract.

Monthly income payments from less than the entire Contract Value will not be treated as withdrawals for federal income tax purposes, if certain conditions are satisfied. To be treated as monthly income payments (instead of as a series of withdrawals), income payments from less than the entire Contract Value must be taken for one or more lives or a fixed period of at least 10 years. Lifetime income with a period certain of any duration would qualify. In that case, a pro-rata portion of your "investment in the contract" will be allocated to the income payments. The tax treatment of such income payments is the same as that for income payments received on or after the Maturity Date, as described below. If monthly income payments are taken from less than the entire Contract Value and you subsequently direct that they be allocated to investment options under the contract, the tax treatment of payments before or after such allocation is uncertain.

Monthly income payments you receive on or after the Maturity Date (i.e., from the entire Contract Value) will be subject to tax as income payments. A portion of each payment will be treated as nontaxable recovery of your "investment in the contract" (see above) and the remainder will be taxed at ordinary income tax rates. We will notify you annually of the taxable amount of your income payments. Once you have recovered the total amount of your "investment in the contract," you will pay tax on the full amount of your income payments. If income payments cease because of the death of the Annuitant(s) and before the total amount of the "investment in the contract" has been recovered, the unrecovered amount generally will be deductible.

Persons intending to purchase Principal Protection Advantage in connection with a qualified retirement plan should obtain advice from a tax adviser.

For further information on the tax treatment of partial withdrawals and income payments, see the "Tax Matters" provision of this prospectus.

TAX MATTERS

INTRODUCTION

This part of the prospectus discusses the federal income tax treatment of the contract. The federal income tax treatment of the contract is complex and sometimes uncertain. The federal income tax rules may vary with your particular circumstances.

This discussion does not address all of the federal income tax rules that may affect you and your contract. This discussion also does not address other federal tax consequences, or state or local tax consequences, associated with a contract. As a result, you should always consult a tax adviser about the application of tax rules to your individual situation.

TAXATION OF NON-QUALIFIED CONTRACTS

This part of the discussion describes some of the federal income tax rules applicable to Non-Qualified Contracts. A Non-Qualified Contract is a contract not issued in connection with a qualified retirement plan receiving special tax treatment under the Code, such as an individual retirement annuity or a
Section 401(k) plan.

TAX DEFERRAL ON EARNINGS. The federal income tax law does generally not tax any increase in an owner's Contract Value until there is a distribution from the contract. However, certain requirements must be satisfied in order for this general rule to apply, including:

  . an individual must own the contract (or the tax law must treat the contract as owned by an individual);

  . the investments of the Separate Account must be "adequately diversified" in accordance with Internal Revenue Service ("IRS") regulations;

  . the owner's right to choose particular investments for a contract must be limited; and

  . the contract's Maturity Date must not occur near the end of the Annuitant's life expectancy.

CONTRACTS NOT OWNED BY AN INDIVIDUAL -- NO TAX DEFERRAL AND LOSS OF INTEREST DEDUCTION. As a general rule, the Code does not treat a contract that is owned by an entity (rather than an individual) as an annuity contract for federal income tax purposes. The entity owning the contract pays tax each year on the annual increase in Contract Value. Contracts issued to a corporation or a trust are examples of contracts where the owner is currently taxed on the contract's earnings.

There are several exceptions to this rule. For example, the Code treats a contract as owned by an individual if the nominal owner is a trust or other entity that holds the contract as an agent for an

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individual. However, this exception does not apply in the case of any employer that owns a contract to provide non-qualified deferred compensation for its employees.

In the case of a contract issued after June 8, 1997 to a taxpayer that is not an individual, or a contract held for the benefit of an entity, the entity will lose its deduction for a portion of its otherwise deductible interest expenses. This disallowance does not apply if the nonnatural owner pays tax on the annual increase in the Contract Value. Entities that are considering purchasing the contract, or entities that will benefit from someone else's ownership of a contract, should consult a tax adviser.

INVESTMENTS IN THE SEPARATE ACCOUNT MUST BE DIVERSIFIED. For a contract to be treated as an annuity contract for federal income tax purposes, the investments of the Separate Account must be "adequately diversified." The IRS has issued regulations that prescribe standards for determining whether the investments of the Separate Account, including the assets of each Portfolio in which the Separate Account invests, are adequately diversified. If the Separate Account fails to comply with these diversification standards, the owner could be required to pay tax for the year of such failure and each subsequent year on the untaxed income accumulated in the contract.

Although we do not control the investments of all of the Funds, we expect that the Funds will comply with the IRS regulations so that the Separate Account will be considered "adequately diversified."

RESTRICTIONS ON THE EXTENT TO WHICH AN OWNER CAN DIRECT THE INVESTMENT OF ASSETS. In some circumstances, owners of variable contracts who possess excessive control over the investment of the underlying separate account assets may be treated as the owners of those assets and may be subject to tax on income produced by those assets. Although published guidance in this area does not address certain aspects of the contract, we believe that the owner of a contract should not be treated as the owner of the Separate Account assets. We reserve the right to modify the contract to bring it into conformity with applicable standards should such modifications be necessary to prevent an owner of the contract from being treated as the owner of the underlying Separate Account assets. However, there is no assurance such efforts would be successful.

AGE AT WHICH INCOME PAYMENTS MUST BEGIN. Federal income tax rules do not expressly identify a particular age by which income payments must begin. However, those rules do require that an annuity contract provide for amortization, through income payments of the contract's premiums paid and earnings. We believe that these rules are satisfied by providing guaranteed annuity purchase rates in the contract that the owner may exercise at any time after the first policy year. If income payments begin or are scheduled to begin at a date that the IRS determines does not satisfy these rules, interest and gains under the contract could be taxable each year as they accrue.

NO GUARANTEES REGARDING TAX TREATMENT. We make no guarantees regarding the tax treatment of any contract or of any transaction involving a contract. However, the remainder of this discussion assumes that your contract will be treated as an annuity contract for federal income tax purposes and that the tax law will not impose tax on any increase in your Contract Value until there is a distribution from your contract.

PARTIAL AND TOTAL SURRENDERS. A partial surrender occurs when you receive less than the total amount of the contract's Surrender Value. In the case of a partial surrender, you will pay tax on the amount you receive to the extent your Contract Value before the partial surrender exceeds your "investment in the contract." (This term is explained below.) This income (and all other income from your contract) is ordinary income. The Code imposes a higher rate of tax on ordinary income than it does on capital gains.

A surrender occurs when you receive the total amount of the contract's Surrender Value. In the case of a surrender, you will generally pay tax on the amount you receive to the extent it exceeds your "investment in the contract."

Your "investment in the contract" generally equals the total of your premium payments under the contract, reduced by any amounts you previously received from the contract that you did not include in your income.

Your contract imposes charges relating to the death benefit, including any death benefit provided under an optional rider. It is possible that all or a portion of these charges could be treated as surrenders from the contract.

In the case of Systematic Withdrawals, the amount of each Systematic Withdrawal should be considered a distribution and taxed in the same manner as a partial surrender from the contract.

Any withdrawals taken pursuant to one of the Guaranteed Minimum Withdrawal Benefit Rider Options are subject to tax as partial withdrawals.

Distributions received before the Maturity Date pursuant to Guaranteed Income Advantage or Principal Protection Advantage may be subject to tax as partial withdrawals. See the "Tax Treatment of Guaranteed Income Advantage" and "Tax Treatment of Principal Protection Advantage" provisions in the "Guaranteed Income Advantage" and "Principal Protection Advantage" sections of the prospectus, respectively.

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ASSIGNMENTS AND PLEDGES.  The Code treats any assignment or pledge of (or agreement to assign or pledge) any portion of your Contract Value as a partial surrender of such amount or portion.

GIFTING A CONTRACT. If you transfer ownership of your contract -- without receiving full and adequate consideration -- to a person other than your spouse (or to your former spouse incident to divorce), you will pay tax on your Contract Value to the extent it exceeds your "investment in the contract." In such a case, the new owner's "investment in the contract" will be increased to reflect the amount included in your income.

TAXATION OF INCOME PAYMENTS. The Code imposes tax on a portion of each income payment (at ordinary income tax rates) and treats a portion as a nontaxable return of your "investment in the contract." Withdrawals taken pursuant to one of the Guaranteed Minimum Withdrawal Benefit Rider Options are generally not taxed as income payments for federal income tax purposes. As discussed above, these payments should be considered distributions and taxed in the same manner as a partial withdrawal from the contract. Periodic payments paid under a benefit rider (or previously described in this prospectus) are generally not taxed as income payments. We will notify you annually of the taxable amount of your income payment.

Pursuant to the Code, you will pay tax on the full amount of your income payments once you have recovered the total amount of the "investment in the contract." If income payments cease because of the death of the Annuitant(s) and before the total amount of the investment in the contract has been recovered, the unrecovered amount generally will be deductible.

If proceeds are left with us (Optional Payment Plan 4), they are taxed in the same manner as a surrender. The owner must pay tax currently on the interest credited on these proceeds. This treatment could also apply to Optional Payment Plan 3 depending on the relationship of the amount of the periodic payments to the period over which they are paid.

TAXATION OF CROSS FUNDED ANNUITY CONTRACTS. You may authorize partial surrenders from this annuity to be applied to satisfy the scheduled installments into the Scheduled Purchase Payment Variable Deferred Annuity. In that event, based on a Private Letter Ruling issued by the IRS on July 30, 2002 (PLR 200243047), we believe that the tax treatment set forth below will apply to Non-Qualified Contracts and we will report relevant transactions to the IRS on the basis that:

   (1) this Funding Annuity and the Scheduled Purchase Payment Variable Deferred Annuity will be aggregated and treated as a single annuity contract for tax purposes;

   (2) amounts transferred from this Funding Annuity to the Scheduled Purchase Payment Variable Deferred Annuity will not be treated as a taxable distribution, but instead as a non-taxable transfer of assets within a single variable deferred annuity contract;

   (3) if amounts are distributed from either this Funding Annuity or the Scheduled Purchase Payment Variable Deferred Annuity before the Maturity Date, such amounts will be taxed to the extent there is any aggregate gain in this Funding Annuity and the Scheduled Purchase Payment Variable Deferred Annuity; and

   (4) distributions from this Funding Annuity and the Scheduled Purchase Payment Variable Deferred Annuity beginning on the Maturity Date will be aggregated and taxed on a pro rata basis.

A portion of each aggregate distribution on or after the Maturity Date will be treated as a non-taxable return of the aggregate investment in this Funding Annuity and the Scheduled Purchase Payment Variable Deferred Annuity and the remaining portion of such aggregate distribution will be treated as taxable, until all such aggregate investment in this Funding Annuity and the Scheduled Purchase Payment Variable Deferred Annuity has been recovered. After that, all distributions from this Funding Annuity and the Scheduled Purchase Payment Variable Deferred Annuity will be fully taxable.

For Non-Qualified Contracts, if the Maturity Date of this Funding Annuity is changed so that this annuity and the Scheduled Purchase Payment Variable Deferred Annuity have different Maturity Dates, the resulting tax consequences will be uncertain and possibly less favorable than those set forth above.

Except as otherwise required by law, transfers of assets between contracts with different Maturity Dates and different surrenders of assets from such contracts will be treated as taxable surrenders, with gain determined on an aggregate basis in accordance with Section 72(e)(11).

TAXATION OF DEATH BENEFIT. We may distribute amounts from your contract because of the death of an owner, a joint owner, or an Annuitant. The tax treatment of these amounts depends on whether the owner, joint owner, or Annuitant (or Joint Annuitant, if applicable) dies before or after the Maturity Date.

Taxation of death benefit if paid before the Maturity Date:

  . The death benefit is taxed to the designated beneficiary in the same manner as an income annuity payment would have been taxed to the owner if received under an Optional Payment Plan.

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  .  If not received under an Optional Payment Plan, the death benefit is taxed to the designated beneficiary in the same manner as a surrender or a partial surrender would have been taxed to the owner, depending on the manner in which the death benefit is paid.

Taxation of death benefit if paid after the Maturity Date:

  . The death benefit is includible in income to the extent it exceeds the unrecovered "investment in the contract."

PENALTY TAXES PAYABLE ON SURRENDERS, PARTIAL SURRENDERS OR INCOME PAYMENTS. The Code may impose a penalty tax equal to 10% of the amount of any payment from your contract that is included in your gross income. The Code does not impose the 10% penalty tax if one of several exceptions applies. These exceptions include partial and total surrenders or income payments that:

  .  you receive on or after you reach age 59 1/2;

  .  you receive because you became disabled (as defined in the tax law);

  .  are received on or after the death of an owner; or

  . you receive as a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the taxpayer.

Systematic Withdrawals may qualify for this last exception if structured in accordance with IRS guidelines. If they do, any modification of the Systematic Withdrawals, including additional partial surrenders apart from the Systematic Withdrawals, could result in certain adverse tax consequences. In addition, premium payments or transfers among the Subaccounts may result in payments not qualifying for this exception.

Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. You should consult a tax adviser with regard to exceptions from the penalty tax.

MEDICARE TAX. Beginning in 2013, distributions from Non-Qualified Contracts will be considered "investment income" for purposes of the newly enacted Medicare tax on investment income. Thus, in certain circumstances, a 3.8% tax may be applied to some or all of the taxable portion of distributions (e.g. earnings) to individuals whose income exceeds certain threshold amounts ($200,000 for filing single, $250,000 for married filing jointly and $125,000 for married filing separately). Please consult a tax adviser for more information.

SPECIAL RULES IF YOU OWN MORE THAN ONE CONTRACT. In certain circumstances, you may have to combine some or all of the Non-Qualified Contracts you own in order to determine the amount of an income payment, a total surrender, or a partial surrender that you must include in income. For example:

  . if you purchase a contract described by this prospectus and also purchase at approximately the same time an immediate annuity, the IRS may treat the two contracts as one contract;

  . if you purchase two or more deferred annuity contracts from the same life insurance company (or its affiliates) during any calendar year, the Code treats all such contracts as one contract for certain purposes.

The effects of such aggregation are not clear. However, it could affect:

  . the amount of a surrender, a partial surrender or an income payment that you must include in income; and

  .  the amount that might be subject to a penalty tax.

SECTION 1035 EXCHANGES

Under Section 1035 of the Code, the exchange of one annuity contract for another annuity contract generally is not taxed (unless cash is distributed). To qualify as a nontaxable exchange however, certain conditions must be satisfied, e.g., the obligee(s) under the new annuity contract must be the same obligee(s) as under the original contract. We do not permit an owner to partially exchange this contract for another annuity contract.

If this contract has been purchased in whole or part by exchanging part of a life insurance or annuity contract, certain subsequent transactions may cause the IRS to retrospectively treat the partial Section 1035 exchange as taxable. We intend to administer the contract without regard to the partially exchanged funding contract and disclaim any responsibility for monitoring events that could cause the IRS to examine the completed partial Section 1035 exchange. Owners contemplating any transaction, involving this contract or a partially exchanged contract funding this contract, within six months of a partial
Section 1035 exchange are strongly advised to consult a tax adviser.

Upon the death of a non-spousal joint owner, the contract provides the surviving joint owner with the option of using the proceeds of this contract to purchase a separate annuity contract with terms and values that are substantially similar to those of this contract. Exercise of this option will not qualify as a tax-free exchange under Section 1035.

Beginning in 2010, the owner may exchange the contract under Section 1035 of the Code for a long-term care contract. We believe that the provisions of the Pension Protection Act of

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


2006 establishing annuity to long-term care Section 1035 exchanges would permit the owner to exchange a portion of the contract to pay the annual or other periodic premium for a long-term care contract issued by us or another insurance company. The IRS has issued limited guidance on such transactions, including on the allocation of basis that would be required to effect them. It is possible that the IRS could take a narrow view of the 2006 legislation and under certain circumstances treat partial Section 1035 exchanges to pay long-term care premiums as taxable withdrawals from the contract. Currently, we do not permit an owner to partially exchange this contract to purchase a long-term care contract or pay long-term care premiums. If all or a portion of the contract is used to purchase long-term care insurance in a Section 1035 exchange, the amount so used representing income on the contract would not be tax-deductible as a medical expense and the amount so used representing investment in the contract may not be tax-deductible as a medical expense. Any owner contemplating the use of the contract to fund long-term care insurance or long-term care expenses should consult a tax adviser.

QUALIFIED RETIREMENT PLANS

We also designed the contracts for use in connection with certain types of retirement plans that receive favorable treatment under the Code. Contracts issued to or in connection with retirement plans that receive special tax treatment are called a "Qualified Contracts." We may not offer all of the types of Qualified Contracts described herein in the future. Prospective purchasers should contact our Home Office for information on the availability of Qualified Contracts at any given time.

The federal income tax rules applicable to qualified retirement plans are complex and varied. As a result, this prospectus makes no attempt to provide more than general information about use of the contract with the various types of qualified retirement plans and individual retirement arrangements. Persons intending to use the contract in connection with a qualified retirement plan should obtain advice from a tax adviser.

The contract includes attributes such as tax deferral on accumulated earnings. Qualified retirement plans provide their own tax deferral benefit. The purchase of this contract as an investment of a qualified retirement plan does not provide additional tax deferral benefits beyond those provided in the qualified retirement plan. If you are purchasing this contract as a Qualified Contract, you should consider purchasing this contract for its death benefits, income benefits and other non-tax benefits. Please consult a tax adviser for information specific to your circumstances in order to determine whether this contract is an appropriate investment for you.

TYPES OF QUALIFIED CONTRACTS. The types of Qualified Contracts currently being offered include:

  . Traditional Individual Retirement Annuities (IRAs) permit individuals to make annual contributions of up to the lesser of a specified dollar amount for the year or the amount of compensation includible in the individual's gross income for the year. Certain employers may establish Simplified Employee Pensions (SEPs), which have higher contribution limits, on behalf of their employees. The Internal Revenue Service has not reviewed the contract for qualification as an IRA, and has not addressed in a ruling of general applicability whether death benefits such as those in the contract comport with IRA qualification requirements.

  . Roth IRAs permit certain eligible individuals to make non-deductible contributions to a Roth IRA. Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% IRS penalty tax may apply to distributions made: (1) before age 591/2 (subject to certain exceptions); or (2) during the five taxable years starting with the year in which the first contribution is made to any Roth IRA. A 10% IRS penalty tax may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning with the year in which the conversion was made.

  . Traditional individual retirement accounts and Roth individual retirement accounts have the same contribution limits and tax treatment of distributions as the corresponding type of individual retirement annuity, discussed above. The contract may be owned by the custodian or trustee of an individual retirement account established for the benefit of the Annuitant. Only the owner, acting through its authorized representative(s), may exercise contract rights. When held by an individual retirement account, the contract is not issued as an individual retirement annuity or administered as such by us. Annuitants must look to the custodian or trustee, as contract owner, for satisfaction of their rights to benefits under the terms of the individual retirement account.

  . Corporate pension and profit-sharing plans under Section 401(a) of the Code allow corporate employers to establish various types of retirement plans for employees, and self-employed individuals to establish qualified plans ("H.R. 10 or Keough plans") for themselves and their employees.

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  .  403(b) Plans allow employees of certain tax-exempt organizations and public schools to exclude from their gross income the premium payments made, within certain limits, to a contract that will provide an annuity for the employee's retirement. Distributions of: (1) salary reduction contributions made in years beginning after December 31, 1988; (2) earnings on those contributions; and (3) earnings on amounts held as of the last year beginning before January 1, 1989, are not allowed prior to age 591/2, severance from employment, death or disability. Salary reduction contributions (but not earnings) may also be distributed upon hardship, but would generally be subject to a 10% penalty tax. For contracts issued after 2008, amounts attributable to nonelective contributions may be subject to distribution restrictions specified in the employer's 403(b) Plan. Under recent IRS regulations, we are obligated to share information concerning certain contract transactions with the employer sponsoring the 403(b) plan in which the owner is participating and possibly other product providers. We are generally are required to confirm, with your 403(b) plan sponsor or otherwise, that these transactions comply with applicable tax requirements and to decline requests that are not in compliance.

TERMS OF QUALIFIED RETIREMENT PLANS AND QUALIFIED CONTRACTS. The terms of a qualified retirement plan may affect your rights under a Qualified Contract. When issued in connection with a qualified retirement plan, we will amend a contract as generally necessary to conform to the requirements of the type of plan. However, the rights of any person to any benefits under qualified retirement plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the contract. In addition, we are not bound by the terms and conditions of qualified retirement plans to the extent such terms and conditions contradict the contract, unless we consent.

EMPLOYER QUALIFIED PLANS. Qualified plans sponsored by an employer or employee organization are governed by the provisions of the Code and the Employee Retirement Income Security Act, as amended ("ERISA"). ERISA is administered primarily by the U.S. Department of Labor. The Code and ERISA include requirements that various features be contained in an employer qualified plan with respect to: participation; vesting; funding; nondiscrimination; limits on contributions and benefits; distributions; penalties; duties of fiduciaries; prohibited transactions; withholding; reporting and disclosure.

In the case of certain qualified plans, if a participant is married at the time benefits become payable, unless the participant elects otherwise with written consent of the spouse, the benefits must be paid in the form of a qualified joint and survivor annuity. A qualified joint and survivor annuity is an annuity payable for the life of the participant with a survivor annuity for the life of the spouse in an amount that is not less than one-half of the amount payable to the participant during his or her lifetime. In addition, a married participant's beneficiary must be the spouse, unless the spouse consents in writing to the designation of a different beneficiary.

If this contract is purchased as an investment of a qualified plan, the owner will be either an employee benefit trust or the plan sponsor. Plan participants and beneficiaries will have no ownership rights in the contract. Only the owner, acting through its authorized representative(s) may exercise contract rights. Participants and beneficiaries must look to the plan fiduciaries for satisfaction of their rights to benefits under the terms of the qualified plan.

Where a contract is purchased by an employer-qualified plan, we assume no responsibility regarding whether the contract's terms and benefits are consistent with the requirements of the Code and ERISA. It is the responsibility of the employer, plan trustee, plan administrator and/or other plan fiduciaries to satisfy the requirements of the Code and ERISA applicable to the qualified plan. This prospectus does not provide detailed tax or ERISA information. Various tax disadvantages, including penalties, may result from actions that conflict with requirements of the Code or ERISA, and the regulations pertaining to those laws. Federal tax laws and ERISA are continually under review by Congress. Any changes in the laws or in the regulations pertaining to the laws may affect the tax treatment of amounts contributed to employer qualified plans and the fiduciary actions required by ERISA.

IRAS AND ROTH IRAS. The Code permits individuals to make annual contributions to IRAs of up to the lesser of a specified dollar amount for the year or the amount of compensation includible in the individual's gross income for the year. The contributions may be deductible in whole or in part, depending on the individual's income. The Code also permits certain eligible individuals to make non-deductible contributions to a Roth IRA in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA is generally subject to tax. You should consult a tax adviser before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years.

THE INTERNAL REVENUE SERVICE HAS NOT REVIEWED THE CONTRACT FOR QUALIFICATION AS AN IRA, AND HAS NOT ADDRESSED IN A RULING OF GENERAL APPLICABILITY WHETHER A DEATH BENEFIT PROVISION SUCH AS THE PROVISION IN THIS CONTRACT COMPORTS WITH IRA QUALIFICATION REQUIREMENTS. WE MAY, HOWEVER, ENDORSE THE CONTRACT TO SATISFY THE IRA OR ROTH IRA

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QUALIFICATION RULES AND SUBMIT THE ENDORSEMENT TO THE IRS FOR APPROVAL AS TO
FORM. IF YOU PURCHASED THE CONTRACT WITH SUCH AN ENDORSEMENT, THE ACCOMPANYING DISCLOSURE STATEMENT WILL INDICATE THE STATUS OF THE ENDORSEMENT'S APPROVAL UNDER THE IRS IRA PROTOTYPE PROGRAM.

You will be the owner of a contract issued as an IRA or Roth IRA, and will be responsible for exercising your rights as owner in accordance with applicable tax rules, including limitations for contributions and distributions. The contract may also be held in an IRA custodial account or trust as an investment. In that event the custodian or trustee, with your cooperation, is responsible for satisfaction of the IRA qualification requirements. We have no responsibility beyond that pertaining to nonqualified contracts for contracts held in an IRA account or trust.

THE DEATH BENEFIT AND QUALIFIED CONTRACTS. Pursuant to IRS regulations, IRAs and 403(b) plans may not invest in life insurance contracts. We do not believe that these regulations prohibit the death benefit, including that provided by any death benefit rider option, from being provided under the contracts when we issue the contracts as Traditional IRAs, Roth IRAs, SEPs or 403(b) plans. However, the law is unclear and it is possible that the presence of the death benefit under a contract issued as a Traditional IRA, Roth IRA, a SEP or 403(b) plan could disqualify a contract and result in increased taxes to the owner.

It is also possible that the death benefit could be characterized as an incidental death benefit. If the death benefit were so characterized, this could result in currently taxable income to purchasers. In addition, there are limitations on the amount of incidental death benefits that may be provided under qualified retirement plans, such as in connection with a Section 403(b) plan. Even if the death benefit under the contract were characterized as an incidental death benefit, it is unlikely to violate those limits unless the purchaser also purchases a life insurance contract in connection with such plan.

TREATMENT OF QUALIFIED CONTRACTS COMPARED WITH NON-QUALIFIED
CONTRACTS. Although some of the federal income tax rules are the same for both Qualified and Non-Qualified Contracts, many of the rules are different. For example:

  . the Code generally does not impose tax on the earnings under either Qualified or Non-Qualified Contracts until the earnings are distributed;

  . the Code does not limit the amount of premium payments and the time at which premium payments can be made under Non-Qualified Contracts. However, the Code does limit both the amount and frequency of premium payments made to Qualified Contracts;

  . the Code does not allow a deduction for premium payments made for Non-Qualified Contracts, but sometimes allows a deduction or exclusion from income for premium payments made to a Qualified Contract;

  . Under most qualified retirement plans, the owner must begin receiving payments from the contract in certain minimum amounts by a certain date, generally April 1 of the calendar year following the calendar year in which the owner attains age 70 1/2 for Traditional IRAs and SEPs and April 1 of the calendar year following the later of the calendar year in which the employee (except for a 5 percent owner) retires or attains age 70 1/2 for other Qualified Contracts. The actuarial value of certain benefit guarantees, such as guaranteed withdrawal benefits, and certain death benefits may be included with the contract's cash value in determining the required minimum distribution amount. The presence of such living benefits and death benefits may require the owner to withdraw a larger amount each year than would be required based only on the contract value. We are required to annually determine and report to the owner the fair market value for traditional individual retirement annuities while the owner is alive. This computation is based in part on future economic performance and conditions and is made under the guidance of our actuarial department in accordance with income tax regulations and guidelines published by the Society of Actuaries. It is possible that, using different assumptions or methodologies, the amount required to be withdrawn would be more or less than the amount we report to you as the required minimum distribution. Roth IRAs do not require any distributions during the owner's lifetime. The death benefit under your contract and certain other benefits provided by the living benefit riders may increase the amount of the minimum required distribution that must be taken from your contract.

The federal income tax rules applicable to qualified retirement plans and Qualified Contracts vary with the type of plan and contract. For example, federal tax rules limit the amount of premium payments that can be made, and the tax deduction or exclusion that may be allowed for the premium payments. These limits vary depending on the type of qualified retirement plan and the circumstances of the plan participant, e.g., the participant's compensation.

AMOUNTS RECEIVED UNDER QUALIFIED CONTRACTS. Federal income tax rules generally include distributions from a Qualified Contract in your income as ordinary income. Premium payments that are deductible or excludible from income do not create "investment in the contract." Thus, under many Qualified Contracts there will be no "investment in the contract" and you include the total amount you receive in your

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income. There are exceptions. For example, you do not include amounts received from a Roth IRA if certain conditions are satisfied. In addition, failure to comply with the minimum distribution rules applicable to certain qualified retirement plans will result in the imposition of an excise tax. This excise tax generally equals 50% of the amount by which a minimum required distribution exceeds the actual distribution from the qualified retirement plan.

FEDERAL PENALTY TAXES PAYABLE ON DISTRIBUTIONS. The Code may impose a penalty tax equal to 10% of the amount of any payment from your Qualified Contract that is includible in your income. The Code does not impose the penalty tax if one of several exceptions apply. The exceptions vary depending on the type of Qualified Contract you purchase. For example, in the case of an IRA, exceptions provide that the penalty tax does not apply to a partial surrender, surrender, or income payment:

  .  received on or after the owner reaches age 59 1/2;

  . received on or after the owner's death or because of the owner's disability (as defined in the tax law);

  . received as a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the taxpayer; or

  .  received as reimbursement for certain amounts paid for medical care.

These exceptions, as well as certain others not described here, generally apply to taxable distributions from other qualified retirement plans. However, the specific requirements of the exception may vary.

MOVING MONEY FROM ONE QUALIFIED CONTRACT OR QUALIFIED RETIREMENT PLAN TO ANOTHER. ROLLOVERS AND TRANSFERS: In many circumstances you may move money between Qualified Contracts and qualified retirement plans by means of a rollover or a transfer. Special rules apply to such rollovers and transfers. If you do not follow the applicable rules, you may suffer adverse federal income tax consequences, including paying taxes which you might not otherwise have had to pay. You should always consult a qualified tax adviser before you move or attempt to move assets between any Qualified Contract or plan and another Qualified Contract or plan. If your contract was issued pursuant to a 403(b) plan, we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that surrenders or transfers you request comply with applicable tax requirements and to decline requests that are not in compliance.

DIRECT ROLLOVERS: The direct rollover rules apply to certain payments (called "eligible rollover distributions") from Section 401(a) plans, Section 403(b) plans, H.R. 10 plans, and Qualified Contracts used in connection with these types of plans. The direct rollover rules do not apply to distributions from IRAs. The direct rollover rules require federal income tax equal to 20% of the taxable portion of an eligible rollover distribution to be withheld from the amount of the distribution, unless the owner elects to have the amount directly transferred to certain Qualified Contracts or plans. Certain restrictions apply to the ability to rollover any after-tax amounts.

Prior to receiving an eligible rollover distribution from us, we will provide you with a notice explaining these requirements and the procedure for avoiding 20% withholding by electing a direct rollover.

IRA CONVERSIONS: If this contract is issued as an IRA, you may convert the contract to a Roth IRA. If you do so, the fair market value of your contract will be treated as a distribution from your IRA. This fair market value will include the contract's cash value together with the actuarial value of certain benefit guarantees, such as guaranteed withdrawal benefits, and certain death benefits. This computation is based in part on future economic performance and conditions and is made under the guidance of our actuarial department in accordance with income tax regulations. The methodology followed is similar to that used to determine the actuarial value of such benefit guarantees for required minimum distribution purposes, as described above in the "Treatment of Qualified Contracts compared with Non-Qualified Contracts" section. We will determine and report the fair market value of your contract to you and the Internal Revenue Service to satisfy our reporting obligations using assumptions and calculation methodologies based on our interpretation of the Code. It is possible that, using different assumptions or methodologies, your actual tax liability would be more or less than the income reported by us. You should always consult a tax adviser before you convert an IRA to a Roth IRA.

DISCLOSURE PURSUANT TO CODE AND ERISA REQUIREMENTS. The ongoing fees and expenses of the contracts and the charges you may pay when you surrender or take withdrawals from your contract, as well as the range of fees and expenses of the Portfolios that you will pay indirectly when your assets are allocated to the Portfolios, are discussed in the "Fee Tables" provision of the prospectus. More detail concerning each Portfolio's fees and expenses is included in the prospectus for each Portfolio.

GFWM, the investment adviser under the Asset Allocation Program, is an affiliate of the Company. There is no direct fee for participation in the Asset Allocation Program. The Company may compensate GFWM for services it provides related to the Asset Allocation Program. However, the Company may receive fees from the investment adviser or distributor of a Portfolio for certain administrative and other services we provide to you or to

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the Portfolio relating to the allocation of your assets to the Portfolio, and the amount of these fees may vary from Portfolio to Portfolio. Furthermore, the Company or our affiliate Capital Brokerage Corporation may receive Rule 12b-1 fees in varying amounts from the Portfolios or their distributors for distribution and related services. Additional information on the fees payable to the Company and Capital Brokerage Corporation by the Portfolios and their advisers and distributors, including the range of such fees, is included in the "Subaccounts" provision of the prospectus. Additional information regarding the Asset Allocation Program and the potential conflicts of interest to which GFWM is subject is included in the "Asset Allocation Program" provision of the prospectus.

When you purchase a contract through a broker-dealer, the broker-dealer is paid a commission and may be paid a separate marketing allowance. The maximum aggregate amount of such compensation is 6.1% of a contract owner's aggregate purchase payments. The broker-dealer firm generally pays a portion of such commission to its representative who assisted you with the purchase, and that amount will vary depending on the broker-dealer and the individual representative. The Company has no agreement with any broker-dealer and any representative of a broker-dealer that limits the insurance and investment products or other securities they offer to those issued by the Company.

By signing the application for the contract, you acknowledge receipt of these disclosures and approve the purchase of the contract, the Asset Allocation Program, and the investments made pursuant to the Asset Allocation Program.

FEDERAL INCOME TAX WITHHOLDING

We will withhold and remit to the IRS a part of the taxable portion of each distribution made under a contract unless the distributee notifies us at or before the time of the distribution that he or she elects not to have any amounts withheld. In certain circumstances, federal income tax rules may require us to withhold tax. At the time you request a partial or total surrender, or income payment, we will send you forms that explain the withholding requirements.

STATE INCOME TAX WITHHOLDING

If required by the law of your state, we will also withhold state income tax from the taxable portion of each distribution made under the contract, unless you make an available election to avoid withholding. If permitted under state law, we will honor your request for voluntary state withholding.

TAX STATUS OF THE COMPANY

Under existing federal income tax laws, we do not pay tax on investment income and realized capital gains of the Separate Account. We do not anticipate that we will incur any federal income tax liability on the income and gains earned by the Separate Account. We, therefore, do not impose a charge for federal income taxes. If federal income tax law changes and we must pay tax on some or all of the income and gains earned by the Separate Account, we may impose a charge against the Separate Account to pay the taxes.

FEDERAL ESTATE, GIFT AND GENERATION-SKIPPING TRANSFER TAXES

While no attempt is being made to discuss the federal estate tax implications of the contract in detail, a purchaser should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning adviser for more information.

Under certain circumstances, the Code may impose a "generation skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the owner. Regulations issued under the Code may require us to deduct the tax from your contract, or from any applicable payment, and pay it directly to the IRS.

For 2012, the federal estate tax, gift tax and generation-skipping transfer ("GST") tax exemptions and maximum rates are $5,120,000 and 35%, respectively. After 2012, in the absence of legislative action, the federal estate tax, gift tax and GST tax exemptions and rates will return to their 2001 levels (with inflation adjustments for the GST tax exemption but not for the estate or gift tax exemptions). This would result in significantly lower exemptions and significantly higher tax rates. Between now and the end of 2012, Congress may make the current exemptions and rates permanent, it may do nothing and allow the 2001 levels to go into effect, or it may change the applicable exemptions and/or tax rates.

The uncertainty as to how the current law might be modified in coming years underscores the importance of seeking guidance from a qualified adviser to help ensure that your estate plan adequately addresses your needs and those of your beneficiaries under all possible scenarios.

FEDERAL DEFENSE OF MARRIAGE ACT

The contract provides that upon your death, a surviving spouse may have certain continuation rights that he or she may elect to exercise for the contract's death benefit. The federal Defense of Marriage Act currently does not recognize same-sex marriages

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or civil unions, even those which are permitted under individual state laws.
Therefore, spousal continuation provisions in this contract will be subject to the distribution at death requirements imposed on non-spouse beneficiaries by
Section 72(s) of the Code. Consult a tax adviser for more information on this subject.

ANNUITY PURCHASES BY RESIDENTS OF PUERTO RICO

The IRS has announced that income received by residents of Puerto Rico under life insurance or annuity contracts issued by a Puerto Rico branch of a United States life insurance company is U.S.-source income that is generally subject to United States federal income tax.

ANNUITY PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS

The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers (and beneficiaries) that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence. We reserve the right to make all payments due to owners or beneficiaries directly to such persons and shall not be obligated to pay any foreign financial institution on behalf of any individual. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S. state, and foreign taxation with respect to an annuity contract purchase.

FOREIGN TAX CREDITS

We may benefit from any foreign tax credits attributable to taxes paid by certain funds to foreign jurisdictions to the extent permitted under federal tax law.

CHANGES IN THE LAW

This discussion is based on the Code, IRS regulations, and interpretations existing on the date of this prospectus. Congress, the IRS, and the courts may modify these authorities, however, sometimes retroactively.

REQUESTING PAYMENTS

To request a payment, you must provide us with notice in a form satisfactory to us. We will ordinarily pay any partial surrender or total surrender proceeds from the Separate Account within seven days after receipt at our Home Office of a request in good order. We also will ordinarily make payment of lump sum death benefit proceeds from the Separate Account within seven days from the receipt of due proof of death and all required forms. We will determine payment amount as of the end of the Valuation Period during which our Home Office receives the payment request or due proof of death and all required forms.

In most cases, when we pay death benefit proceeds in a lump sum, we will pay these proceeds either:

   (1) to your designated beneficiary directly in the form of a check; or

   (2) by establishing an interest bearing draft account, called the "Secure Access Account," for the designated beneficiary, in the amount of the death benefit.

When establishing the Secure Access Account we will send the designated beneficiary a draft account book within seven days after we receive all the required documents, and the designated beneficiary will have immediate access to the account simply by writing a draft for all or any part of the amount of the death benefit payment. Any interest credited to amounts in the Secure Access Account is currently taxable to the designated beneficiary.

The Secure Access Account is part of our General Account. It is not a bank account and it is not insured by the FDIC or any other government agency. As part of our General Account, it is subject to the claims of our creditors. We receive a benefit from all amounts left in the Secure Access Account.

If we do not receive instructions from the designated beneficiary with regard to the form of death benefit payment, we will automatically establish the Secure Access Account for proceeds of $10,000 or more, unless state law requires a positive election. The Secure Access Account is not available in all states.

We will delay making a payment from the Subaccount or applying Subaccount value to a payment plan if:

   (1) the disposal or valuation of the Subaccount is not reasonably practicable because:

      . the SEC declares that an emergency exists (due to the emergency the disposal or valuation of the Separate Account's assets is not reasonably practicable);

      . the New York Stock Exchange is closed for other than a regular holiday or weekend;

      .  trading is restricted by the SEC; or

   (2) the SEC, by order, permits postponement of payment to protect our owners.

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In addition, if, pursuant to SEC rules, a money market fund that a subaccount invests in suspends payment of redemption proceeds in connection with a liquidation of that fund, we will delay payment of any transfer, partial withdrawal, surrender, loan, or death benefit from the subaccount until the fund is liquidated.

State law requires that we reserve the right to defer payments from the Guarantee Account for a partial surrender or total surrender for up to six months from the date we receive your payment request. We also may defer making any payments attributable to a check or draft that has not cleared until we are satisfied that the check or draft has been paid by the bank on which it is drawn.

If mandated under applicable law, we may be required to reject a premium payment and/or block an owner's account and thereby refuse any requests for transfers, partial withdrawals, surrenders, or death benefits until instructions are received from the appropriate regulators. We also may be required to provide additional information about you or your account to government regulators.

SALE OF THE CONTRACTS

We have entered into an underwriting agreement with Capital Brokerage Corporation (doing business in Indiana as Genworth Financial Brokerage Corporation) (collectively, "Capital Brokerage Corporation") for the distribution and sale of the contracts. Pursuant to this agreement, Capital Brokerage Corporation serves as principal underwriter for the contracts, offering them on a continuous basis. Capital Brokerage Corporation is located at 6620 West Broad Street, Building 2, Richmond, Virginia 23230. Capital Brokerage Corporation will use its best efforts to sell the contracts, but is not required to sell any specific number or dollar amount of contracts.

Capital Brokerage Corporation was organized as a corporation under the laws of the state of Washington in 1981 and is an affiliate of ours. Capital Brokerage Corporation is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934, as well as with the securities commissions in the states in which it operates, and is a member of the Financial Industry Regulatory Authority ("FINRA") (formerly, NASD, Inc.).

Capital Brokerage Corporation offers the contracts through its registered representatives who are registered with FINRA and with the states in which they do business. More information about Capital Brokerage Corporation and the registered representatives is available at http://www.finra.org or by calling
(800) 289-9999. You also can obtain an investor brochure from FINRA describing its Public Disclosure Program. Registered representatives with Capital Brokerage Corporation are also licensed as insurance agents in the states in which they do business and are appointed with the Company.

Capital Brokerage Corporation also enters into selling agreements with an affiliated broker-dealer and unaffiliated broker-dealers to sell the contracts. The registered representatives of these selling firms are registered with FINRA and with the states in which they do business, are licensed as insurance agents in the states in which they do business and are appointed with us.

We pay compensation to Capital Brokerage Corporation for promotion and sales of the contracts by its registered representatives as well as by affiliated and unaffiliated selling firms. This compensation consists of sales commissions and other cash and non-cash compensation. The maximum commission we may pay for the sale of a contract is 7.5% of a contract owner's aggregate premium payments.

The maximum commission consists of three parts -- commissions paid to internal and external wholesalers of Capital Brokerage Corporation ("wholesalers" are individuals employed by the Company and registered with Capital Brokerage Corporation that promote the offer and sale of the contracts), commissions paid to the affiliated and unaffiliated brokerage firms ("selling firms") that employ the registered representative who sold your contract, and an amount paid to the selling firm for marketing allowance and other payments related to the sale of the contract. Wholesalers with Capital Brokerage Corporation each may receive a maximum commission of 1.4% of premium payments.

After commission is paid to the wholesalers of Capital Brokerage Corporation, a commission is then paid to the selling firm. A maximum commission of 5.1% of premium payments is paid to the selling firm. The exact amount of commission paid to the registered representative who sold you your contract is determined by the brokerage firm that employs the representative.

All selling firms receive commissions as described above based on the sale of, and receipt of premium payments, on the contract. Unaffiliated selling firms receive additional compensation, including marketing allowances and other payments. The maximum marketing allowance paid to a selling firm on the sale of a contract is 1.0% of premium payments. At times, Capital Brokerage Corporation may make other cash and non-cash payments to selling firms, as well as receive payments from selling firms, for expenses relating to the recruitment and training of personnel, periodic sales meetings, the production of promotional sales literature and similar expenses. These expenses may also relate to the synchronization of technology between the Company, Capital Brokerage Corporation and the selling firm in order to coordinate data for the sale and maintenance of the contract. In addition, registered representatives may be eligible for non-cash compensation programs offered by Capital Brokerage Corporation or an affiliated company, such as conferences, trips, prizes and awards. The amount of other cash and non-cash compensation paid by Capital Brokerage Corporation or its affiliated companies ranges significantly among the selling firms. Likewise, the amount received by Capital Brokerage Corporation from the selling firms ranges significantly.

The commissions listed above are maximum commissions paid, and reflect situations where we pay a higher commission for a short period of time for a special promotion.

No specific charge is assessed directly to contract owners or the Separate Account to cover commissions and other incentives or payments described above. We do, however, intend to recoup commissions and other sales expenses and incentives we pay through fees and charges deducted under the contract and any other corporate revenue.

All commissions, special marketing allowances and other payments made or received by Capital Brokerage Corporation to or from selling firms come from or are allocated to the general assets of Capital Brokerage Corporation or one of its affiliated companies. Therefore, regardless of the amount paid or received by Capital Brokerage Corporation or one of its affiliated companies, the amount of expenses you pay under the contract does not vary because of such payments to or from such selling firms.

Even though your contract costs are not determined based on amounts paid to or received from Capital Brokerage Corporation or the selling firm, the prospect of receiving, or the receipt of, additional cash or non-cash compensation as described above may create an incentive for selling firms and/or their registered representative to sell you this product versus another product with respect with which a selling firm does not receive additional compensation, or a lower level of additional compensation. You may wish to take such compensation arrangements, which may be referred to as "revenue sharing arrangements," into account when considering and evaluating any recommendation relating to the contracts.

During 2011, 2010 and 2009, $49.5 million, $59.7 million, and $64.1 million, respectively, was paid to Capital Brokerage Corporation for the sale of contracts in the Separate Account and any new premium received. In 2011, 2010 and 2009, no underwriting commissions were paid to Capital Brokerage Corporation. This contract (RetireReady/SM/ Freedom) is no longer offered or sold.

ADDITIONAL INFORMATION

OWNER QUESTIONS

The obligations to owners under the contracts are ours. Please direct your questions and concerns to us at our Home Office.

RETURN PRIVILEGE

Within 10 days after you receive the contract (or such longer period as may be required by applicable law), you may cancel it for any reason by delivering or mailing it postage prepaid to:

                  Genworth Life and Annuity Insurance Company
                             Annuity New Business
                            6610 West Broad Street
                           Richmond, Virginia 23230

If you cancel your contract, it will be void. Unless state law requires otherwise, the amount of the refund you receive will equal your Contract Value as of the Valuation Day our Home Office receives the returned contract PLUS any adjustments required by applicable law or regulation as of the date we receive the contract. If state law requires that we return your premium payments, the amount of the refund will equal the premium payments made less any partial surrenders you have previously taken. In certain states you may have more than 10 days to return the contract for a refund.

STATE REGULATION

As a life insurance company organized and operated under the laws of the Commonwealth of Virginia, we are subject to provisions governing life insurers and to regulation by the Virginia Commissioner of Insurance.

Our books and accounts are subject to review and examination by the State Corporation Commission of the Commonwealth of Virginia at all times. That Commission conducts a full examination of our operations at least every five years.

EVIDENCE OF DEATH, AGE, GENDER, MARITAL STATUS OR SURVIVAL

We may require proof of the age, gender, marital status or survival of any person or persons before acting on any applicable contract provision.

RECORDS AND REPORTS

As presently required by the 1940 Act and applicable regulations, we are responsible for maintaining all records and accounts relating to the Separate Account. At least once each year, we will send you a report showing information about your contract for the period covered by the report. The report will show the total Contract Value and a breakdown of the assets in each Subaccount and, if applicable, the Guarantee Account. The report also will show premium payments and charges made during the statement period. We also will send you an annual and a semi-annual report for each Portfolio to which you have allocated assets to a corresponding Subaccount, as required by the 1940 Act. In addition, you will receive a written confirmation when you make premium payments, transfers, or take partial surrenders.

OTHER INFORMATION

We have filed a Registration Statement with the SEC, under the Securities Act of 1933 as amended, for the contracts being offered by this prospectus. This prospectus does not contain all the information in the Registration Statement, its amendments and exhibits. Please refer to the Registration Statement for further information about the Separate Account, the Company, and the contracts offered. Statements in this prospectus about the content of contracts and other legal instruments are summaries. For the complete text of those contracts and instruments, please refer to those documents as filed with the SEC and available on the SEC's website at http://www.sec.gov.

EXEMPTION TO FILE PERIODIC REPORTS

The Company does not intend to file periodic reports required under the Securities Exchange Act of 1934 in reliance on the exemption provided by Rule 12h-7 thereunder.

LEGAL PROCEEDINGS

We face the risk of litigation and regulatory investigations and actions in the ordinary course of operating our businesses, including the risk of class action lawsuits. Our pending legal and regulatory actions include proceedings specific to us and others generally applicable to business practices in the industries in which we operate. In our insurance operations, we are, have been, or may become subject to class actions and individual suits alleging, among other things, issues relating to sales or underwriting practices, payment of contingent or other sales commissions, claims payments and procedures, product design, product disclosure, administration, additional premium charges for premiums paid on a periodic basis, denial or delay of benefits, charging excessive or impermissible fees on products, recommending unsuitable products to customers and breaching fiduciary or other duties to customers. Plaintiffs in class action and other lawsuits against us may seek very large or indeterminate amounts, which may remain unknown for substantial periods of time. In our investment-related operations, we are subject to litigation involving commercial disputes with counterparties. We are also subject to litigation arising out of our general business activities such as our contractual and employment relationships. We are also subject to various regulatory inquiries, such as information requests, subpoenas, books and record examinations and market conduct and financial examinations, from state and federal regulators and other authorities. A substantial legal liability or a significant regulatory action against us could have an adverse effect on our business, financial condition and results of operations. Moreover, even if we ultimately prevail in the litigation, regulatory action or investigation, we could suffer significant reputational harm, which could have an adverse effect on our business, financial condition and results of operations.

In June 2011, Genworth North America Corporation received a subpoena from the office of the New York Attorney General relating to an industry-wide investigation of unclaimed property and escheatment practices and procedures. In addition to the subpoena, other state regulators are conducting reviews and examinations on the same subject. We are cooperating with these requests and inquiries.

We cannot ensure that the current investigations and proceedings will not have a material adverse effect on our business, financial condition or results of operations. In addition, it is possible that related investigations and proceedings may be commenced in the future, and we could become subject to further investigations and have lawsuits filed against us. In addition, increased regulatory scrutiny and any resulting investigations or proceedings could result in new legal precedents and industry-wide regulations or practices that could adversely affect our business, financial condition and results of operations.

The Company shall, and may through insurance coverage, indemnify any directors or officers who are a party to any proceeding by reason of the fact that he or she was or is a director or officer of the Company against any liability incurred by him or her in connection with such proceeding unless he or she engaged in willful misconduct or a knowing violation of the criminal law or any federal or state securities law. Such indemnification covers all judgments, settlements, penalties, fines and reasonable expenses incurred with respect to such proceeding. If the person involved is not a director or officer of the Company, the Company may indemnify, or contract to indemnify, to the same extent allowed for its directors and officers, such person who was, is or may become a party to any proceeding, by reason of the fact that he or she is or was an employee or agent of the Company, or is or was serving at the request of the Company as a director, officer, employee or agent of another corporation, partnership, joint venture, trust, employee benefit plan or other enterprise.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the depositor pursuant to the foregoing provisions, or otherwise, the depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the depositor of expenses incurred or paid by a director, officer or controlling person of the depositor in successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the depositor will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Capital Brokerage Corporation is not in any pending or threatened lawsuits that are reasonably likely to have a material adverse impact on us or on the Separate Account.

Although it is not anticipated that these developments will have an adverse impact on us, the Separate Account, or on the ability of Capital Brokerage Corporation to perform under its principal underwriting agreement, there can be no assurance at this time.

APPENDIX A

EXAMPLES OF THE AVAILABLE DEATH BENEFITS

THE FOLLOWING EXAMPLES ARE FOR CONTRACTS ISSUED ON OR AFTER THE LATER OF MAY 1, 2003, OR THE DATE ON WHICH STATE INSURANCE AUTHORITIES APPROVE THE APPLICABLE CONTRACT MODIFICATIONS.

BASIC DEATH BENEFIT

The purpose of this example is to show how the Basic Death Benefit works based on purely hypothetical values and is not intended to depict investment performance of the contract.

EXAMPLE:  Assuming an owner:

   (1) purchases a contract for $100,000;

   (2) makes no additional premium payments and takes no partial surrenders;

   (3) is not subject to premium taxes; and

   (4) the Annuitant is age 75 on the Contract Date then:

                   ANNUITANT'S END OF CONTRACT     BASIC
                       AGE      YEAR   VALUE   DEATH BENEFIT
                   -----------------------------------------
                       76        1    $103,000   $103,000
                       77        2     112,000    112,000
                       78        3      90,000    100,000
                       79        4     135,000    135,000
                       80        5     130,000    130,000
                       81        6     150,000    150,000
                       82        7     125,000    125,000
                       83        8     145,000    145,000
                   -----------------------------------------

Partial surrenders (including partial surrenders immediately allocated to a Scheduled Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program or partial surrenders taken pursuant to the terms of a Guaranteed Minimum Withdrawal Benefit Rider Option) will reduce the Basic Death Benefit by the proportion that the partial surrender (including any premium tax assessed) reduces your Contract Value. For example:

                            PURCHASE CONTRACT     BASIC
                     DATE   PAYMENT   VALUE   DEATH BENEFIT
                    ---------------------------------------
                    3/31/09 $25,000  $25,000     $25,000
                    3/31/17           50,000      50,000
                    3/31/18           35,000      35,000
                    ---------------------------------------

If a partial surrender of $17,500 is taken on March 31, 2018, the Basic Death Benefit immediately after the partial surrender will be $17,500 ($35,000 to $17,500) since the Contract Value is reduced 50% by the partial surrender ($35,000 to $17,500). This is true only if the Basic Death Benefit immediately prior to the partial surrender (as calculated above) is not the Contract Value on the date we receive due proof of the Annuitant's death. It also assumes that no premium tax applies to the partial surrender. This example is based on purely hypothetical values and is not intended to depict investment performance of the contract.

ANNUAL STEP-UP DEATH BENEFIT RIDER OPTION

The following example shows how the Annual Step-Up Death Benefit works based on hypothetical values. It is not intended to depict investment performance of the contract. The example assumes that an owner purchases a contract with an Annuitant age 75 at the time of issue. In addition, the example assumes that:

   (1) the owner purchases the contract for $100,000;

   (2) the owner makes no additional premium payments;

   (3) the owner takes no partial surrenders; then

                                                  ANNUAL
                                                  STEP-UP
                   END OF ANNUITANT'S CONTRACT DEATH BENEFIT
                    YEAR      AGE      VALUE      AMOUNT
                   -----------------------------------------
                     1        76      $103,000   $103,000
                     2        77       112,000    112,000
                     3        78        90,000    112,000
                     4        79       135,000    135,000
                     5        80       130,000    135,000
                     6        81       150,000    135,000
                     7        82       125,000    135,000
                     8        83       145,000    135,000
                   -----------------------------------------

Partial surrenders (including partial surrenders immediately allocated to a Scheduled Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program or partial surrenders taken pursuant to the terms of a Guaranteed Minimum Withdrawal Benefit Rider Option) will reduce the Annual Step-Up Death Benefit by the proportion that the partial surrender (including any premium tax assessed) reduces your Contract Value.

5% ROLLUP DEATH BENEFIT RIDER OPTION

The following example shows how the 5% Rollup Death Benefit Rider Option works based on hypothetical values. It is not intended to depict investment performance of the contract. The example assumes that an owner purchases a contract with an Annuitant age 70 at the time of issue. In addition, the example assumes that:

   (1) the owner purchases the contract for $100,000;

   (2) the contract earns a 0% net return (-3.05% net of fees for the mortality and expense risk charge, administrative expense charge, underlying Portfolio and the 5% Rollup Death Benefit Rider Option);

   (3) the owner makes no additional premium payments;

   (4) the owner takes annual partial surrenders equal to 5% of premium payments at end of the contract year; and

   (5) the contract is not subject to premium taxes.

                                  PARTIAL
              END OF ANNUITANT'S WITHDRAWAL CONTRACT   5% ROLLUP
               YEAR      AGE       AMOUNT    VALUE   DEATH BENEFIT
              ----------------------------------------------------
                 0       70        $    0   $100,000   $100,000
                 1       71         5,000     95,000    100,000
                 2       72         5,000     90,000    100,000
                 3       73         5,000     85,000    100,000
                 4       74         5,000     80,000    100,000
                 5       75         5,000     75,000    100,000
                 6       76         5,000     70,000    100,000
                 7       77         5,000     65,000    100,000
                 8       78         5,000     60,000    100,000
                 9       79         5,000     55,000    100,000
                10       80         5,000     50,000    100,000
                11       81         5,000     45,000    100,000
                12       82         5,000     40,000    100,000
                13       83         5,000     35,000    100,000
                14       84         5,000     30,000    100,000
                15       85         5,000     25,000    100,000
                16       86         5,000     20,000    100,000
                17       87         5,000     15,000     95,000
                18       88         5,000     10,000     90,000
                19       89         5,000      5,000     85,000
                20       90         5,000          0          0
              ----------------------------------------------------

Partial surrenders (including partial surrenders immediately allocated to a Scheduled Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program) amounting to 5% or less of premium payments annually will reduce the 5% Rollup Death Benefit on a non pro-rata (dollar-for-dollar) basis. Therefore, in the example above, though a $5,000 partial surrender is taken at the end of year 1, the 5% Rollup Death Benefit immediately after the partial surrender is still equal to $100,000 since the benefit is reduced only by the same dollar amount of the partial surrender.

Partial surrenders (including partial surrenders immediately allocated to a Scheduled Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program) exceeding 5% of premium payments in any year will reduce the 5% Rollup Death Benefit on a pro-rata basis (by the proportion that the partial surrenders, including any premium taxes assessed), reduces your Contract Value. All partial surrenders after exceeding 5% threshold will reduce the 5% Rollup Death Benefit on a pro-rata basis. For example:

                                                5% ROLLUP    5% ROLLUP
                                              DEATH BENEFIT    DEATH
                                                 OPTION       BENEFIT
                                               BEFORE ANY   OPTION AFTER
                 PURCHASE  PARTIAL   CONTRACT    PARTIAL    THE PARTIAL
         DATE    PAYMENT  WITHDRAWAL  VALUE    WITHDRAWALS  WITHDRAWALS
       -----------------------------------------------------------------
       3/31/2009 $10,000    $    0   $10,000     $10,000      $10,000
       3/31/2017                 0    20,000      14,775       14,775
       3/31/2018             7,000    14,000      15,513        7,785
       -----------------------------------------------------------------

Therefore, if a $7,000 partial withdrawal is taken on March 31, 2018, $500 (5% of $10,000) will reduce the 5% Rollup Death Benefit on a non pro-rata (dollar-for-dollar) basis, to $15,013 ($15,513-$500). The remaining $6,500 of the partial withdrawal will reduce the 5% Rollup Death Benefit immediately after the partial withdrawal to $7,785 ($15,013 -- the 5% Rollup Death Benefit, multiplied by 51.85% -- 1 minus the ratio of the partial withdrawal ($6,500) to the Contract Value ($13,500), after reducing each by $500).

EARNINGS PROTECTOR DEATH BENEFIT RIDER OPTION

The following example shows how the Earnings Protector Death Benefit works based on purely hypothetical values. It is not intended to depict investment performance of the contract. This example assumes an owner purchases a contract with an Annuitant age 65 at the time of issue, and that he or she takes no partial surrenders before the Annuitant's death.

                 PREMIUM  CONTRACT           DEATH   EARNINGS PROTECTOR
          DATE   PAYMENT   VALUE     GAIN   BENEFIT    DEATH BENEFIT
         --------------------------------------------------------------
         8/01/09 $100,000 $100,000 $      0 $100,000      $     0
         8/01/24           300,000  200,000  300,000       70,000
         --------------------------------------------------------------

The Annuitant's death and notification of the death occurs on August 1, 2024. At that time, 40% of the earnings or "gain" ($200,000) is $80,000. However, since the Earnings Protector Death Benefit under this age scenario cannot exceed 70% of the premium payments ($100,000) under this age scenario, the Earnings Protector Death Benefit in this example will be $70,000.

THE FOLLOWING EXAMPLES ARE FOR CONTRACTS ISSUED ON OR AFTER THE LATER OF MAY 15, 2001, OR THE DATE ON WHICH STATE INSURANCE AUTHORITIES APPROVE APPLICABLE CONTRACT MODIFICATIONS, BUT PRIOR TO MAY 1, 2003, OR PRIOR TO THE DATE ON WHICH STATE INSURANCE AUTHORITIES APPROVE APPLICABLE CONTRACT MODIFICATIONS.

BASIC DEATH BENEFIT

The purpose of this example is to show how the Basic Death Benefit works based on purely hypothetical values and is not intended to depict investment performance of the contract.

EXAMPLE:  Assuming an owner:

   (1) purchases a contract for $100,000;

   (2) makes no additional premium payments and takes no partial surrenders;

   (3) is not subject to premium taxes; and

   (4) the Annuitant's age is 70 on the Contract Date then:

                   ANNUITANT'S END OF CONTRACT     BASIC
                       AGE      YEAR   VALUE   DEATH BENEFIT
                   -----------------------------------------
                       71         1   $103,000   $103,000
                       72         2    110,000    110,000
                       73         3     80,000    110,000
                       74         4    120,000    120,000
                       75         5    130,000    130,000
                       76         6    150,000    150,000
                       77         7    160,000    160,000
                       78         8    130,000    160,000
                   -----------------------------------------

Partial surrenders will reduce the Basic Death Benefit by the proportion that the partial surrender (including any applicable premium tax assessed) reduces your Contract Value. For example:

                             PREMIUM CONTRACT     BASIC
                      DATE   PAYMENT  VALUE   DEATH BENEFIT
                     --------------------------------------
                     3/31/09 $25,000 $25,000     $25,000
                     3/31/17          50,000      50,000
                     3/31/18          35,000      50,000
                     --------------------------------------

If a partial surrender of $17,500 is taken on March 31, 2018, the Basic Death Benefit immediately after the partial surrender will be $25,000 (50% of $50,000) since the Contract Value ($35,000) is reduced by 50% by the partial surrender ($17,500).

This is true only if the Basic Death Benefit immediately prior to the partial surrender (as calculated above) is not the Contract Value on the date we receive due proof of death of the Annuitant's death. It also assumes that no premium tax applies to the partial surrender. This example is based on purely hypothetical values and is not intended to depict investment performance of the contract.

OPTIONAL ENHANCED DEATH BENEFIT

THE PURPOSE OF THE FOLLOWING EXAMPLE IS TO SHOW HOW THE OPTIONAL ENHANCED DEATH BENEFIT WORKS BASED ON PURELY HYPOTHETICAL VALUES AND IS NOT INTENDED TO DEPICT INVESTMENT PERFORMANCE OF THE CONTRACT.

This example assumes a contract is purchased with an Annuitant age 65 at the time of issue, and no partial surrenders are taken prior to the death of the Annuitant.

                  PREMIUM  CONTRACT           DEATH   OPTIONAL ENHANCED
          DATE    PAYMENT   VALUE     GAIN   BENEFIT    DEATH BENEFIT
         --------------------------------------------------------------
         8/01/09  $100,000 $100,000 $      0 $100,000      $     0
         8/01/24            300,000  200,000  300,000       70,000
         --------------------------------------------------------------

The Annuitant's death and our receipt of due proof of the death occur on August 1, 2024. At that time, 40% of the earnings or "gain" ($200,000) is $80,000. However, since the Optional Enhanced Death Benefit cannot exceed 70% of the premiums paid ($100,000) under the applicable age scenario, the payment in this example will be $70,000.

THE FOLLOWING EXAMPLES ARE FOR CONTRACTS ISSUED PRIOR TO MAY 15, 2001, OR PRIOR TO THE DATE ON WHICH STATE INSURANCE AUTHORITIES APPROVE APPLICABLE CONTRACT MODIFICATIONS.

BASIC DEATH BENEFIT

The purpose of this example is to show how the unadjusted death benefit works based on purely hypothetical values and is not intended to depict investment performance of the contract.

EXAMPLE:  Assuming an owner:

   (1) purchases a contract for $100,000;

   (2) makes no additional premium payments and takes no partial surrenders;

   (3) is not subject to premium taxes; and

   (4) the Annuitant is age 70 on the Contract Date, then:

                   ANNUITANT'S END OF CONTRACT  UNADJUSTED
                       AGE      YEAR   VALUE   DEATH BENEFIT
                   -----------------------------------------
                       71        1    $103,000   $103,000
                       72        2     110,000    110,000
                       73        3      80,000    110,000
                       74        4     120,000    120,000
                       75        5     130,000    130,000
                       76        6     150,000    150,000
                       77        7     160,000    160,000
                       78        8     130,000    160,000
                   -----------------------------------------

Partial surrenders will reduce the death benefit by the proportion that the partial surrender (including any premium tax assessed) reduces your Contract Value. For example:

                             PREMIUM CONTRACT  UNADJUSTED
                      DATE   PAYMENT  VALUE   DEATH BENEFIT
                     --------------------------------------
                     3/31/09 $25,000 $25,000     $25,000
                     3/31/17          50,000      50,000
                     3/31/18          35,000      50,000
                     --------------------------------------

If a partial surrender of $17,500 is made on March 31, 2018, the unadjusted death benefit immediately after the partial surrender will be $25,000 (50% of $50,000) since the Contract Value ($35,000) is reduced by 50% by the partial surrender ($17,500). This is true only if the unadjusted death benefit immediately prior to the partial surrender (as calculated above) is not the Contract Value on the date we receive due proof of death of the Annuitant's death. It also assumes that no premium tax applies to the partial surrender. This example is based on purely hypothetical values and is not intended to depict investment performance of the contract.

APPENDIX B

CONDENSED FINANCIAL INFORMATION

The value of an Accumulation Unit is determined on the basis of changes in the per share value of the Portfolios and the assessment of Separate Account charges. The Accumulation Unit values and the number of Accumulation Units outstanding for each Subaccount for the periods shown are as follows:

                      GUARANTEED INCOME ADVANTAGE ELECTED

For contracts issued on or after May 1, 2003, or the date on which state insurance authorities approve applicable contract modifications but prior to April 29, 2005, or the date on which the state insurance authorities approve applicable contract modifications.

                                                                                                         NUMBER OF
                                                                       ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                      UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                         BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
-------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
-------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Basic Value Fund -- Series II shares                       $ 8.46            $ 8.01          --       2011
                                                                            8.07              8.46          --       2010
                                                                            5.58              8.07          --       2009
                                                                           11.83              5.58          --       2008
                                                                           11.91             11.83          --       2007
                                                                           10.76             11.91          --       2006
                                                                           10.42             10.76          --       2005
                                                                           10.00             10.42          --       2004
-------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Capital Appreciation Fund -- Series I shares               $ 9.29            $ 8.39          --       2011
                                                                            8.21              9.29          --       2010
                                                                            6.92              8.21          --       2009
                                                                           12.28              6.92          --       2008
                                                                           11.19             12.28          --       2007
                                                                           10.74             11.19          --       2006
                                                                           10.07             10.74          --       2005
                                                                           10.00             10.07          --       2004
-------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Core Equity Fund -- Series I shares                        $10.54            $10.33          --       2011
                                                                            9.82             10.54          --       2010
                                                                            7.81              9.82          --       2009
                                                                           11.41              7.81          --       2008
                                                                           10.77             11.41          --       2007
                                                                           10.00             10.77          --       2006
-------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. International Growth Fund -- Series II shares              $14.64            $13.35          --       2011
                                                                           13.27             14.64          --       2010
                                                                           10.03             13.27          --       2009
                                                                           17.22             10.03          --       2008
                                                                           15.36             17.22          --       2007
                                                                           12.25             15.36          --       2006
                                                                           10.62             12.25          --       2005
                                                                           10.00             10.62          --       2004
-------------------------------------------------------------------------------------------------------------------------
  Invesco Van Kampen V.I. Capital Growth Fund -- Series II shares         $11.74            $10.77          --       2011
                                                                           10.02             11.74          --       2010
                                                                            6.17             10.02          --       2009
                                                                           12.38              6.17          --       2008
                                                                           10.83             12.38          --       2007
                                                                           10.77             10.83          --       2006
                                                                           10.21             10.77          --       2005
                                                                           10.00             10.21          --       2004
-------------------------------------------------------------------------------------------------------------------------

                                                                                                            NUMBER OF
                                                                          ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                         UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                            BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
----------------------------------------------------------------------------------------------------------------------------
  Invesco Van Kampen V.I. Comstock Fund -- Series II shares                  $10.90            $10.45           --      2011
                                                                               9.61             10.90           --      2010
                                                                               7.64              9.61           --      2009
                                                                              12.14              7.64           --      2008
                                                                              12.68             12.14           --      2007
                                                                              11.15             12.68           --      2006
                                                                              10.93             11.15           --      2005
                                                                              10.00             10.93           --      2004
----------------------------------------------------------------------------------------------------------------------------
  Invesco Van Kampen V.I. Equity and Income Fund -- Series II shares         $ 9.71            $ 9.39           --      2011
                                                                               8.84              9.71           --      2010
                                                                               7.37              8.84           --      2009
                                                                               9.72              7.37           --      2008
                                                                              10.00              9.72           --      2007
----------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
----------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Balanced Wealth Strategy Portfolio -- Class B            $ 9.17            $ 8.72           --      2011
                                                                               8.49              9.17           --      2010
                                                                               6.96              8.49           --      2009
                                                                              10.17              6.96           --      2008
                                                                              10.00             10.17           --      2007
----------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Global Thematic Growth Portfolio -- Class B              $11.26            $ 8.45           --      2011
                                                                               9.69             11.26           --      2010
                                                                               6.45              9.69           --      2009
                                                                              12.54              6.45           --      2008
                                                                              10.67             12.54           --      2007
                                                                              10.05             10.67           --      2006
                                                                               9.89             10.05           --      2005
                                                                              10.00              9.89           --      2004
----------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Growth and Income Portfolio -- Class B                   $ 9.60            $ 9.98           --      2011
                                                                               8.68              9.60           --      2010
                                                                               7.36              8.68           --      2009
                                                                              12.67              7.36           --      2008
                                                                              12.33             12.67           --      2007
                                                                              10.75             12.33           --      2006
                                                                              10.49             10.75           --      2005
                                                                              10.00             10.49           --      2004
----------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein International Value Portfolio -- Class B                 $10.15            $ 8.02          185      2011
                                                                               9.93             10.15          227      2010
                                                                               7.54              9.93          722      2009
                                                                              16.48              7.54          801      2008
                                                                              15.93             16.48          823      2007
                                                                              12.03             15.93          831      2006
                                                                              10.53             12.03           --      2005
                                                                              10.00             10.53           --      2004
----------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Large Cap Growth Portfolio -- Class B                    $10.76            $10.15           --      2011
                                                                              10.00             10.76           --      2010
                                                                               7.44             10.00           --      2009
                                                                              12.61              7.44           --      2008
                                                                              11.33             12.61           --      2007
                                                                              11.64             11.33           --      2006
                                                                              10.34             11.64           --      2005
                                                                              10.00             10.34           --      2004
----------------------------------------------------------------------------------------------------------------------------

                                                                                                       NUMBER OF
                                                                     ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                    UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                       BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
-----------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Small Cap Growth Portfolio -- Class B               $10.36            $10.58          --       2011
                                                                          7.74             10.36          --       2010
                                                                          5.59              7.74          --       2009
                                                                         10.49              5.59          --       2008
                                                                          9.42             10.49          --       2007
                                                                         10.00              9.42          --       2006
-----------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VARIABLE PORTFOLIOS II, INC.
-----------------------------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                              $11.38            $12.46          --       2011
                                                                         11.04             11.38          --       2010
                                                                         10.22             11.04          --       2009
                                                                         10.60             10.22          --       2008
                                                                          9.88             10.60          --       2007
                                                                          9.92              9.88          --       2006
                                                                         10.00              9.92          --       2005
-----------------------------------------------------------------------------------------------------------------------
BLACKROCK VARIABLE SERIES FUNDS, INC.
-----------------------------------------------------------------------------------------------------------------------
  BlackRock Basic Value V.I. Fund -- Class III Shares                   $11.30            $10.77          --       2011
                                                                         10.25             11.30          --       2010
                                                                          7.99             10.25          --       2009
                                                                         12.92              7.99          --       2008
                                                                         12.99             12.92          --       2007
                                                                         10.90             12.99          --       2006
                                                                         10.84             10.90          --       2005
                                                                         10.00             10.84          --       2004
-----------------------------------------------------------------------------------------------------------------------
  BlackRock Global Allocation V.I. Fund -- Class III Shares             $14.44            $13.63          --       2011
                                                                         13.42             14.44          --       2010
                                                                         11.33             13.42          --       2009
                                                                         14.39             11.33          --       2008
                                                                         12.58             14.39          --       2007
                                                                         11.02             12.58          --       2006
                                                                         10.00             11.02          --       2005
-----------------------------------------------------------------------------------------------------------------------
  BlackRock Large Cap Growth V.I. Fund -- Class III Shares              $10.54            $10.57          --       2011
                                                                          9.34             10.54          --       2010
                                                                          7.53              9.34          --       2009
                                                                         13.00              7.53          --       2008
                                                                         12.28             13.00          --       2007
                                                                         11.72             12.28          --       2006
                                                                         10.82             11.72          --       2005
                                                                         10.00             10.82          --       2004
-----------------------------------------------------------------------------------------------------------------------
  BlackRock Value Opportunities V.I. Fund -- Class III Shares           $11.89            $11.34          --       2011
                                                                          9.45             11.89          --       2010
                                                                          7.53              9.45          --       2009
                                                                         12.85              7.53          --       2008
                                                                         13.27             12.85          --       2007
                                                                         12.06             13.27          --       2006
                                                                         11.17             12.06          --       2005
                                                                         10.00             11.17          --       2004
-----------------------------------------------------------------------------------------------------------------------
COLUMBIA FUNDS VARIABLE INSURANCE TRUST I
-----------------------------------------------------------------------------------------------------------------------
  Columbia Variable Portfolio -- Marsico Growth Fund -- Class 1         $12.11            $11.55          --       2011
                                                                         10.16             12.11          --       2010
                                                                          8.19             10.16          --       2009
                                                                         13.80              8.19          --       2008
                                                                         11.99             13.80          --       2007
                                                                         11.53             11.99          --       2006
                                                                         10.95             11.53          --       2005
                                                                         10.00             10.95          --       2004
-----------------------------------------------------------------------------------------------------------------------

                                                                                                  NUMBER OF
                                                                ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                               UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                  BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
------------------------------------------------------------------------------------------------------------------
 Columbia Variable Portfolio -- Marsico International              $13.52            $11.10           181     2011
   Opportunities Fund -- Class 2                                    12.13             13.52           222     2010
                                                                     8.97             12.13           701     2009
                                                                    17.77              8.97           784     2008
                                                                    15.15             17.77           809     2007
                                                                    12.55             15.15           814     2006
                                                                    10.71             12.55            --     2005
                                                                    10.00             10.71            --     2004
------------------------------------------------------------------------------------------------------------------
EATON VANCE VARIABLE TRUST
------------------------------------------------------------------------------------------------------------------
 VT Floating-Rate Income Fund                                      $11.38            $11.44            --     2011
                                                                    10.64             11.38            --     2010
                                                                     7.53             10.64            --     2009
                                                                    10.54              7.53            --     2008
                                                                    10.58             10.54            --     2007
                                                                    10.24             10.58            --     2006
                                                                    10.06             10.24        13,605     2005
                                                                    10.00             10.06        14,516     2004
------------------------------------------------------------------------------------------------------------------
FEDERATED INSURANCE SERIES
------------------------------------------------------------------------------------------------------------------
 Federated High Income Bond Fund II -- Service Shares              $14.27            $14.68            --     2011
                                                                    12.73             14.27            --     2010
                                                                     8.52             12.73            --     2009
                                                                    11.77              8.52            --     2008
                                                                    11.64             11.77            --     2007
                                                                    10.74             11.64            --     2006
                                                                    10.71             10.74            --     2005
                                                                    10.00             10.71            --     2004
------------------------------------------------------------------------------------------------------------------
 Federated Kaufmann Fund II -- Service Shares                      $12.91            $10.94            --     2011
                                                                    11.18             12.91            --     2010
                                                                     8.84             11.18            --     2009
                                                                    15.53              8.84            --     2008
                                                                    13.14             15.53            --     2007
                                                                    11.70             13.14            --     2006
                                                                    10.76             11.70            --     2005
                                                                    10.00             10.76            --     2004
------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND
------------------------------------------------------------------------------------------------------------------
 VIP Asset Manager/SM/ Portfolio -- Service Class 2                $12.22            $11.64            --     2011
                                                                    10.94             12.22            --     2010
                                                                     8.67             10.94            --     2009
                                                                    12.44              8.67            --     2008
                                                                    11.03             12.44            --     2007
                                                                    10.50             11.03            --     2006
                                                                    10.32             10.50            --     2005
                                                                    10.00             10.32            --     2004
------------------------------------------------------------------------------------------------------------------
 VIP Balanced Portfolio -- Service Class 2                         $11.18            $10.53            --     2011
                                                                     9.68             11.18            --     2010
                                                                     7.14              9.68            --     2009
                                                                    11.07              7.14            --     2008
                                                                    10.39             11.07            --     2007
                                                                    10.00             10.39            --     2006
------------------------------------------------------------------------------------------------------------------

                                                                                                       NUMBER OF
                                                                     ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                    UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                       BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
-----------------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2                        $13.42            $12.79           --      2011
                                                                         11.71             13.42           --      2010
                                                                          8.82             11.71           --      2009
                                                                         15.71              8.82           --      2008
                                                                         13.66             15.71           --      2007
                                                                         12.51             13.66           --      2006
                                                                         10.94             12.51           --      2005
                                                                         10.00             10.94           --      2004
-----------------------------------------------------------------------------------------------------------------------
  VIP Dynamic Capital Appreciation Portfolio -- Service Class 2         $11.49            $10.94           --      2011
                                                                          9.93             11.49           --      2010
                                                                          7.46              9.93           --      2009
                                                                         12.99              7.46           --      2008
                                                                         12.42             12.99           --      2007
                                                                         11.13             12.42           --      2006
                                                                          9.41             11.13           --      2005
                                                                         10.00              9.41           --      2004
-----------------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                        $10.24            $10.10           --      2011
                                                                          9.09             10.24           --      2010
                                                                          7.14              9.09           --      2009
                                                                         12.74              7.14           --      2008
                                                                         12.84             12.74           --      2007
                                                                         10.92             12.84           --      2006
                                                                         10.56             10.92           --      2005
                                                                         10.00             10.56           --      2004
-----------------------------------------------------------------------------------------------------------------------
  VIP Growth & Income Portfolio -- Service Class 2                      $10.23            $10.17           --      2011
                                                                          9.12             10.23           --      2010
                                                                          7.32              9.12           --      2009
                                                                         12.86              7.32           --      2008
                                                                         11.74             12.86           --      2007
                                                                         10.61             11.74           --      2006
                                                                         10.08             10.61           --      2005
                                                                         10.00             10.08           --      2004
-----------------------------------------------------------------------------------------------------------------------
  VIP Growth Portfolio -- Service Class 2                               $10.09            $ 9.88           --      2011
                                                                          8.31             10.09           --      2010
                                                                          6.63              8.31           --      2009
                                                                         12.83              6.63           --      2008
                                                                         10.34             12.83           --      2007
                                                                          9.90             10.34           --      2006
                                                                          9.58              9.90          643      2005
                                                                         10.00              9.58           --      2004
-----------------------------------------------------------------------------------------------------------------------
  VIP Investment Grade Bond Portfolio -- Service Class 2                $11.37            $11.93           --      2011
                                                                         10.79             11.37           --      2010
                                                                          9.53             10.79           --      2009
                                                                         10.07              9.53           --      2008
                                                                         10.00             10.07           --      2007
-----------------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                              $17.04            $14.88          170      2011
                                                                         13.52             17.04          208      2010
                                                                          9.87             13.52          664      2009
                                                                         16.68              9.87          744      2008
                                                                         14.76             16.68          764      2007
                                                                         13.40             14.76          765      2006
                                                                         11.58             13.40           --      2005
                                                                         10.00             11.58           --      2004
-----------------------------------------------------------------------------------------------------------------------

                                                                                                                 NUMBER OF
                                                                               ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                              UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                                 BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
---------------------------------------------------------------------------------------------------------------------------------
  VIP Value Strategies Portfolio -- Service Class 2                               $12.06            $10.75           --      2011
                                                                                    9.74             12.06           --      2010
                                                                                    6.32              9.74           --      2009
                                                                                   13.24              6.32           --      2008
                                                                                   12.82             13.24           --      2007
                                                                                   11.28             12.82           --      2006
                                                                                   11.23             11.28           --      2005
                                                                                   10.00             11.23           --      2004
---------------------------------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
---------------------------------------------------------------------------------------------------------------------------------
  Franklin Income Securities Fund -- Class 2 Shares                               $12.36            $12.40           --      2011
                                                                                   11.19             12.36           --      2010
                                                                                    8.42             11.19           --      2009
                                                                                   12.22              8.42           --      2008
                                                                                   12.01             12.22           --      2007
                                                                                   10.37             12.01           --      2006
                                                                                   10.00             10.37           --      2005
---------------------------------------------------------------------------------------------------------------------------------
  Franklin Templeton VIP Founding Funds Allocation Fund -- Class 2 Shares         $ 8.58            $ 8.28           --      2011
                                                                                    7.94              8.58           --      2010
                                                                                    6.22              7.94           --      2009
                                                                                    9.90              6.22           --      2008
                                                                                   10.00              9.90           --      2007
---------------------------------------------------------------------------------------------------------------------------------
  Mutual Shares Securities Fund -- Class 2 Shares                                 $ 9.15            $ 8.88           --      2011
                                                                                    8.40              9.15           --      2010
                                                                                    6.80              8.40           --      2009
                                                                                   11.03              6.80           --      2008
                                                                                   10.88             11.03           --      2007
                                                                                   10.00             10.88           --      2006
---------------------------------------------------------------------------------------------------------------------------------
  Templeton Growth Securities Fund -- Class 2 Shares                              $ 8.44            $ 7.70           --      2011
                                                                                    8.02              8.44           --      2010
                                                                                    6.24              8.02           --      2009
                                                                                   11.05              6.24           --      2008
                                                                                   11.01             11.05           --      2007
                                                                                   10.00             11.01           --      2006
---------------------------------------------------------------------------------------------------------------------------------
GE INVESTMENTS FUNDS, INC.
---------------------------------------------------------------------------------------------------------------------------------
  Core Value Equity Fund -- Class 1 Shares                                        $11.75            $11.34           --      2011
                                                                                   10.75             11.75           --      2010
                                                                                    8.75             10.75           --      2009
                                                                                   13.31              8.75           --      2008
                                                                                   12.34             13.31           --      2007
                                                                                   10.68             12.34           --      2006
                                                                                   10.47             10.68           --      2005
                                                                                   10.00             10.47           --      2004
---------------------------------------------------------------------------------------------------------------------------------
  Income Fund -- Class 1 Shares                                                   $10.92            $11.47           --      2011
                                                                                   10.36             10.92           --      2010
                                                                                    9.79             10.36           --      2009
                                                                                   10.53              9.79           --      2008
                                                                                   10.25             10.53           --      2007
                                                                                   10.02             10.25           --      2006
                                                                                   10.02             10.02          745      2005
                                                                                   10.00             10.02           --      2004
---------------------------------------------------------------------------------------------------------------------------------

                                                                                       NUMBER OF
                                                     ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                    UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                       BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
-------------------------------------------------------------------------------------------------------
  Mid-Cap Equity Fund -- Class 1 Shares                 $14.80            $13.29            --     2011
                                                         11.97             14.80            --     2010
                                                          8.63             11.97            --     2009
                                                         14.17              8.63            --     2008
                                                         12.84             14.17            --     2007
                                                         12.09             12.84            --     2006
                                                         11.04             12.09            --     2005
                                                         10.00             11.04            --     2004
-------------------------------------------------------------------------------------------------------
  Money Market Fund                                     $10.16            $ 9.95            --     2011
                                                         10.36             10.16            --     2010
                                                         10.55             10.36            --     2009
                                                         10.53             10.55            --     2008
                                                         10.24             10.53            --     2007
                                                          9.98             10.24            --     2006
                                                          9.91              9.98            --     2005
                                                         10.00              9.91            --     2004
-------------------------------------------------------------------------------------------------------
  Premier Growth Equity Fund -- Class 1 Shares          $10.39            $10.23            --     2011
                                                          9.50             10.39            --     2010
                                                          6.99              9.50            --     2009
                                                         11.26              6.99            --     2008
                                                         10.91             11.26            --     2007
                                                         10.20             10.91            --     2006
                                                         10.28             10.20            --     2005
                                                         10.00             10.28            --     2004
-------------------------------------------------------------------------------------------------------
  Real Estate Securities Fund -- Class 1 Shares         $15.58            $16.77            --     2011
                                                         12.33             15.58            --     2010
                                                          9.26             12.33            --     2009
                                                         14.78              9.26            --     2008
                                                         17.72             14.78            --     2007
                                                         13.59             17.72            --     2006
                                                         12.40             13.59            --     2005
                                                         10.00             12.40            --     2004
-------------------------------------------------------------------------------------------------------
  S&P 500(R) Index Fund                                 $10.66            $10.63            --     2011
                                                          9.47             10.66            --     2010
                                                          7.66              9.47            --     2009
                                                         12.48              7.66            --     2008
                                                         12.12             12.48            --     2007
                                                         10.71             12.12            --     2006
                                                         10.46             10.71            --     2005
                                                         10.00             10.46            --     2004
-------------------------------------------------------------------------------------------------------
  Small-Cap Equity Fund -- Class 1 Shares               $12.63            $12.76            --     2011
                                                         10.11             12.63            --     2010
                                                          7.88             10.11            --     2009
                                                         12.89              7.88            --     2008
                                                         12.84             12.89            --     2007
                                                         11.57             12.84            --     2006
                                                         10.78             11.57            --     2005
                                                         10.00             10.78            --     2004
-------------------------------------------------------------------------------------------------------
  Total Return Fund -- Class 1 Shares                   $11.32            $10.78        23,912     2011
                                                         10.54             11.32        23,685     2010
                                                          8.90             10.54        25,023     2009
                                                         12.84              8.90        24,426     2008
                                                         11.73             12.84        23,923     2007
                                                         10.53             11.73        45,258     2006
                                                         10.36             10.53        57,488     2005
                                                         10.00             10.36        12,068     2004
-------------------------------------------------------------------------------------------------------

                                                                                                  NUMBER OF
                                                                ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                               UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                  BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
------------------------------------------------------------------------------------------------------------------
 Total Return Fund -- Class 3 Shares                               $10.14            $ 9.63          --       2011
                                                                     9.46             10.14          --       2010
                                                                     8.01              9.46          --       2009
                                                                    11.57              8.01          --       2008
                                                                    10.58             11.57          --       2007
                                                                    10.00             10.58          --       2006
------------------------------------------------------------------------------------------------------------------
 U.S. Equity Fund -- Class 1 Shares                                $10.94            $10.41          --       2011
                                                                    10.12             10.94          --       2010
                                                                     7.85             10.12          --       2009
                                                                    12.52              7.85          --       2008
                                                                    11.83             12.52          --       2007
                                                                    10.39             11.83          --       2006
                                                                    10.35             10.39          --       2005
                                                                    10.00             10.35          --       2004
------------------------------------------------------------------------------------------------------------------
GENWORTH VARIABLE INSURANCE TRUST
------------------------------------------------------------------------------------------------------------------
 Genworth Calamos Growth Fund -- Service Shares                    $11.59            $10.54          --       2011
                                                                     9.46             11.59          --       2010
                                                                     6.42              9.46          --       2009
                                                                    10.00              6.42          --       2008
------------------------------------------------------------------------------------------------------------------
 Genworth Davis NY Venture Fund -- Service Shares                  $ 9.80            $ 9.16          --       2011
                                                                     8.98              9.80          --       2010
                                                                     7.01              8.98          --       2009
                                                                    10.00              7.01          --       2008
------------------------------------------------------------------------------------------------------------------
 Genworth Eaton Vance Large Cap Value Fund -- Service Shares       $ 9.23            $ 8.61          --       2011
                                                                     8.63              9.23          --       2010
                                                                     7.58              8.63          --       2009
                                                                    10.00              7.58          --       2008
------------------------------------------------------------------------------------------------------------------
 Genworth Enhanced International Index Fund -- Service             $10.89            $ 9.26          --       2011
   Shares                                                           10.00             10.89          --       2010
------------------------------------------------------------------------------------------------------------------
 Genworth Goldman Sachs Enhanced Core Bond Index Fund --           $11.58            $12.09          --       2011
   Service Shares                                                   11.24             11.58          --       2010
                                                                    10.57             11.24          --       2009
                                                                    10.00             10.57          --       2008
------------------------------------------------------------------------------------------------------------------
 Genworth Legg Mason ClearBridge Aggressive Growth Fund --         $11.84            $11.82          --       2011
   Service Shares                                                    9.75             11.84          --       2010
                                                                     7.45              9.75          --       2009
                                                                    10.00              7.45          --       2008
------------------------------------------------------------------------------------------------------------------
 Genworth PIMCO StocksPLUS Fund -- Service Shares                  $11.88            $11.87          --       2011
                                                                    10.32             11.88          --       2010
                                                                     7.23             10.32          --       2009
                                                                    10.00              7.23          --       2008
------------------------------------------------------------------------------------------------------------------
 Genworth PYRAMIS(R) Small/Mid Cap Core Fund -- Service            $10.32            $ 9.36          --       2011
   Shares                                                            8.50             10.32          --       2010
                                                                     6.56              8.50          --       2009
                                                                    10.00              6.56          --       2008
------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VARIABLE INSURANCE TRUST
------------------------------------------------------------------------------------------------------------------
 Goldman Sachs Mid Cap Value Fund                                  $12.88            $11.82          --       2011
                                                                    10.52             12.88          --       2010
                                                                     8.06             10.52          --       2009
                                                                    13.06              8.06          --       2008
                                                                    12.92             13.06          --       2007
                                                                    11.35             12.92          --       2006
                                                                    10.00             11.35          --       2005
------------------------------------------------------------------------------------------------------------------

                                                                                                  NUMBER OF
                                                                ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                               UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                  BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES
------------------------------------------------------------------------------------------------------------------
 Balanced Portfolio -- Service Shares                              $13.80            $13.71          --       2011
                                                                    13.03             13.80          --       2010
                                                                    10.58             13.03          --       2009
                                                                    12.87             10.58          --       2008
                                                                    11.91             12.87          --       2007
                                                                    11.00             11.91          --       2006
                                                                    10.43             11.00          --       2005
                                                                    10.00             10.43          --       2004
------------------------------------------------------------------------------------------------------------------
 Forty Portfolio -- Service Shares                                 $14.45            $13.18          --       2011
                                                                    13.85             14.45          --       2010
                                                                     9.68             13.85          --       2009
                                                                    17.73              9.68          --       2008
                                                                    13.24             17.73          --       2007
                                                                    12.38             13.24          --       2006
                                                                    11.22             12.38          --       2005
                                                                    10.00             11.22          --       2004
------------------------------------------------------------------------------------------------------------------
 Overseas Portfolio -- Service Shares                              $25.72            $17.05          --       2011
                                                                    20.99             25.72          --       2010
                                                                    11.96             20.99          --       2009
                                                                    25.55             11.96          --       2008
                                                                    20.37             25.55          --       2007
                                                                    14.17             20.37          --       2006
                                                                    10.96             14.17          --       2005
                                                                    10.00             10.96          --       2004
------------------------------------------------------------------------------------------------------------------
LEGG MASON PARTNERS VARIABLE EQUITY TRUST
------------------------------------------------------------------------------------------------------------------
 Legg Mason ClearBridge Variable Aggressive Growth                 $10.74            $10.75          --       2011
   Portfolio -- Class II                                             8.79             10.74          --       2010
                                                                     6.68              8.79          --       2009
                                                                    11.47              6.68          --       2008
                                                                    11.67             11.47          --       2007
                                                                    10.75             11.67          --       2006
                                                                    10.00             10.75          --       2005
                                                                    10.00             10.00          --       2004
------------------------------------------------------------------------------------------------------------------
 Legg Mason ClearBridge Variable Equity Income Builder             $ 8.39            $ 8.85                   2011
   Portfolio -- Class II                                             7.63              8.39          --       2010
                                                                     6.35              7.63          --       2009
                                                                     9.96              6.35          --       2008
                                                                    10.00              9.96          --       2007
------------------------------------------------------------------------------------------------------------------
 Legg Mason ClearBridge Variable Fundamental All Cap Value         $ 8.52            $ 7.84          --       2011
   Portfolio -- Class I                                              7.46              8.52          --       2010
                                                                     5.88              7.46          --       2009
                                                                     9.47              5.88          --       2008
                                                                    10.00              9.47          --       2007
------------------------------------------------------------------------------------------------------------------
MFS(R) VARIABLE INSURANCE TRUST
------------------------------------------------------------------------------------------------------------------
 MFS(R) Investors Growth Stock Series -- Service Class             $11.10            $10.92          --       2011
   Shares                                                           10.10             11.10          --       2010
                                                                     7.41             10.10          --       2009
                                                                    11.99              7.41          --       2008
                                                                    11.02             11.99          --       2007
                                                                    10.48             11.02          --       2006
                                                                    10.26             10.48          --       2005
                                                                    10.00             10.26          --       2004
------------------------------------------------------------------------------------------------------------------

                                                                                                    NUMBER OF
                                                                  ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                 UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                    BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
--------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Trust Series -- Service Class Shares              $11.66            $11.15           --      2011
                                                                      10.73             11.66           --      2010
                                                                       8.65             10.73           --      2009
                                                                      13.23              8.65           --      2008
                                                                      12.27             13.23           --      2007
                                                                      11.11             12.27           --      2006
                                                                      10.59             11.11           --      2005
                                                                      10.00             10.59           --      2004
--------------------------------------------------------------------------------------------------------------------
  MFS(R) New Discovery Series -- Service Class Shares                $13.95            $12.23           --      2011
                                                                      10.47             13.95           --      2010
                                                                       6.56             10.47           --      2009
                                                                      11.06              6.56           --      2008
                                                                      11.04             11.06           --      2007
                                                                       9.98             11.04           --      2006
                                                                       9.69              9.98          255      2005
                                                                      10.00              9.69           --      2004
--------------------------------------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                 $10.82            $10.77           --      2011
                                                                      10.07             10.82           --      2010
                                                                       8.73             10.07           --      2009
                                                                      11.47              8.73           --      2008
                                                                      11.26             11.47           --      2007
                                                                      10.29             11.26           --      2006
                                                                      10.00             10.29           --      2005
--------------------------------------------------------------------------------------------------------------------
  MFS(R) Utilities Series -- Service Class Shares                    $19.50            $20.35          168      2011
                                                                      17.53             19.50          206      2010
                                                                      13.46             17.53          627      2009
                                                                      22.08             13.46          708      2008
                                                                      17.67             22.08          741      2007
                                                                      13.77             17.67          754      2006
                                                                      12.05             13.77           --      2005
                                                                      10.00             12.05           --      2004
--------------------------------------------------------------------------------------------------------------------
OPPENHEIMER VARIABLE ACCOUNT FUNDS
--------------------------------------------------------------------------------------------------------------------
  Oppenheimer Balanced Fund/VA -- Service Shares                     $ 8.88            $ 8.73           --      2011
                                                                       8.04              8.88           --      2010
                                                                       6.75              8.04           --      2009
                                                                      12.21              6.75           --      2008
                                                                      12.04             12.21           --      2007
                                                                      11.08             12.04           --      2006
                                                                      10.91             11.08           --      2005
                                                                      10.00             10.91           --      2004
--------------------------------------------------------------------------------------------------------------------
  Oppenheimer Capital Appreciation Fund/VA -- Service Shares         $ 9.89            $ 9.56           --      2011
                                                                       9.25              9.89           --      2010
                                                                       6.55              9.25           --      2009
                                                                      12.29              6.55           --      2008
                                                                      11.02             12.29           --      2007
                                                                      10.44             11.02           --      2006
                                                                      10.16             10.44           --      2005
                                                                      10.00             10.16           --      2004
--------------------------------------------------------------------------------------------------------------------
  Oppenheimer Global Securities Fund/VA -- Service Shares            $13.38            $11.99           --      2011
                                                                      11.80             13.38           --      2010
                                                                       8.64             11.80           --      2009
                                                                      14.77              8.64           --      2008
                                                                      14.21             14.77           --      2007
                                                                      12.36             14.21           --      2006
                                                                      11.05             12.36          441      2005
                                                                      10.00             11.05           --      2004
--------------------------------------------------------------------------------------------------------------------

                                                                                                               NUMBER OF
                                                                             ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                            UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                               BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
-------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Fund/VA -- Service Shares                             $10.52            $10.28           --      2011
                                                                                  9.27             10.52           --      2010
                                                                                  7.39              9.27           --      2009
                                                                                 12.28              7.39           --      2008
                                                                                 12.04             12.28           --      2007
                                                                                 10.70             12.04           --      2006
                                                                                 10.33             10.70           --      2005
                                                                                 10.00             10.33           --      2004
-------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Small- & Mid-Cap Fund(R)/VA -- Service Shares         $12.64            $12.09           --      2011
                                                                                 10.48             12.64           --      2010
                                                                                  7.81             10.48           --      2009
                                                                                 12.86              7.81           --      2008
                                                                                 13.31             12.86           --      2007
                                                                                 11.85             13.31           --      2006
                                                                                 11.02             11.85           --      2005
                                                                                 10.00             11.02           --      2004
-------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Small- & Mid-Cap Growth Fund/VA -- Service Shares                 $10.33            $10.20           --      2011
                                                                                  8.29             10.33           --      2010
                                                                                  6.39              8.29           --      2009
                                                                                 12.84              6.39           --      2008
                                                                                 12.36             12.84           --      2007
                                                                                 12.28             12.36           --      2006
                                                                                 11.19             12.28           --      2005
                                                                                 10.00             11.19           --      2004
-------------------------------------------------------------------------------------------------------------------------------
PIMCO VARIABLE INSURANCE TRUST
-------------------------------------------------------------------------------------------------------------------------------
  All Asset Portfolio -- Advisor Class Shares                                   $12.24            $12.23           --      2011
                                                                                 11.05             12.24           --      2010
                                                                                  9.29             11.05           --      2009
                                                                                 11.27              9.29           --      2008
                                                                                 10.63             11.27           --      2007
                                                                                 10.37             10.63           --      2006
                                                                                 10.00             10.37           --      2005
-------------------------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                           $13.64            $13.82           --      2011
                                                                                 12.16             13.64           --      2010
                                                                                  8.85             12.16           --      2009
                                                                                 11.80              8.85           --      2008
                                                                                 11.64             11.80           --      2007
                                                                                 10.89             11.64           --      2006
                                                                                 10.67             10.89          346      2005
                                                                                 10.00             10.67           --      2004
-------------------------------------------------------------------------------------------------------------------------------
  Long-Term U.S. Government Portfolio -- Administrative Class Shares            $13.29            $16.65           --      2011
                                                                                 12.15             13.29           --      2010
                                                                                 12.97             12.15           --      2009
                                                                                 11.28             12.97           --      2008
                                                                                 10.49             11.28           --      2007
                                                                                 10.58             10.49           --      2006
                                                                                 10.31             10.58           --      2005
                                                                                 10.00             10.31           --      2004
-------------------------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares                         $11.93            $11.82           --      2011
                                                                                 11.56             11.93           --      2010
                                                                                 10.41             11.56           --      2009
                                                                                 10.67             10.41           --      2008
                                                                                 10.14             10.67           --      2007
                                                                                  9.95             10.14           --      2006
                                                                                 10.00              9.95           --      2005
-------------------------------------------------------------------------------------------------------------------------------

                                                                                               NUMBER OF
                                                             ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                            UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                               BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
---------------------------------------------------------------------------------------------------------------
  Total Return Portfolio -- Administrative Class Shares         $13.46            $13.66           --      2011
                                                                 12.70             13.46           --      2010
                                                                 11.37             12.70           --      2009
                                                                 11.07             11.37           --      2008
                                                                 10.39             11.07           --      2007
                                                                 10.21             10.39           --      2006
                                                                 10.16             10.21           --      2005
                                                                 10.00             10.16           --      2004
---------------------------------------------------------------------------------------------------------------
RYDEX VARIABLE TRUST
---------------------------------------------------------------------------------------------------------------
  NASDAQ-100(R) Fund                                            $12.26            $12.28           --      2011
                                                                 10.56             12.26           --      2010
                                                                  7.09             10.56           --      2009
                                                                 12.46              7.09           --      2008
                                                                 10.79             12.46           --      2007
                                                                 10.41             10.79           --      2006
                                                                 10.50             10.41           --      2005
                                                                 10.00             10.50           --      2004
---------------------------------------------------------------------------------------------------------------
THE PRUDENTIAL SERIES FUND
---------------------------------------------------------------------------------------------------------------
  Jennison 20/20 Focus Portfolio -- Class II Shares             $15.02            $14.05           --      2011
                                                                 14.27             15.02           --      2010
                                                                  9.25             14.27           --      2009
                                                                 15.58              9.25           --      2008
                                                                 14.44             15.58           --      2007
                                                                 12.97             14.44           --      2006
                                                                 10.91             12.97           --      2005
                                                                 10.00             10.91           --      2004
---------------------------------------------------------------------------------------------------------------
  Jennison Portfolio -- Class II Shares                         $11.72            $11.48           --      2011
                                                                 10.73             11.72           --      2010
                                                                  7.68             10.73           --      2009
                                                                 12.55              7.68           --      2008
                                                                 11.48             12.55           --      2007
                                                                 11.55             11.48           --      2006
                                                                 10.34             11.55           --      2005
                                                                 10.00             10.34           --      2004
---------------------------------------------------------------------------------------------------------------
  Natural Resources Portfolio -- Class II Shares                $25.33            $20.02          149      2011
                                                                 20.27             25.33          182      2010
                                                                 11.73             20.27          562      2009
                                                                 25.56             11.73          632      2008
                                                                 17.66             25.56          664      2007
                                                                 14.81             17.66          671      2006
                                                                 10.00             14.81           --      2005
---------------------------------------------------------------------------------------------------------------
WELLS FARGO VARIABLE TRUST
---------------------------------------------------------------------------------------------------------------
  Wells Fargo Advantage VT Omega Growth Fund -- Class 2         $12.57            $11.64           --      2011
                                                                 10.00             12.57           --      2010
---------------------------------------------------------------------------------------------------------------

                      GUARANTEED INCOME ADVANTAGE ELECTED

For contracts issued on or after April 29, 2005, or the date on which state insurance authorities approve applicable contract modifications.

                                                                                                            NUMBER OF
                                                                          ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                         UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                            BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
----------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
----------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Basic Value Fund -- Series II shares                          $ 8.46            $ 8.00          --       2011
                                                                               8.08              8.46          --       2010
                                                                               5.59              8.08          --       2009
                                                                              11.87              5.59          --       2008
                                                                              11.96             11.87          --       2007
                                                                              10.82             11.96          --       2006
                                                                              10.00             10.82          --       2005
----------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Capital Appreciation Fund -- Series I shares                  $ 9.91            $ 8.94          --       2011
                                                                               8.77              9.91          --       2010
                                                                               7.40              8.77          --       2009
                                                                              13.14              7.40          --       2008
                                                                              11.98             13.14          --       2007
                                                                              11.51             11.98          --       2006
                                                                              10.00             11.51          --       2005
----------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Core Equity Fund -- Series I shares                           $10.49            $10.27          --       2011
                                                                               9.78             10.49          --       2010
                                                                               7.79              9.78          --       2009
                                                                              11.39              7.79          --       2008
                                                                              10.76             11.39          --       2007
                                                                              10.00             10.76          --       2006
----------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. International Growth Fund -- Series II shares                 $14.12            $12.86          --       2011
                                                                              12.81             14.12          --       2010
                                                                               9.70             12.81          --       2009
                                                                              16.66              9.70          --       2008
                                                                              14.88             16.66          --       2007
                                                                              11.88             14.88          --       2006
                                                                              10.00             11.88          --       2005
----------------------------------------------------------------------------------------------------------------------------
  Invesco Van Kampen V.I. Capital Growth Fund -- Series II shares            $12.32            $11.29          --       2011
                                                                              10.53             12.32          --       2010
                                                                               6.49             10.53          --       2009
                                                                              13.03              6.49          --       2008
                                                                              11.41             13.03          --       2007
                                                                              11.36             11.41          --       2006
                                                                              10.00             11.36          --       2005
----------------------------------------------------------------------------------------------------------------------------
  Invesco Van Kampen V.I. Comstock Fund -- Series II shares                  $10.21            $ 9.79          --       2011
                                                                               9.02             10.21          --       2010
                                                                               7.17              9.02          --       2009
                                                                              11.41              7.17          --       2008
                                                                              11.94             11.41          --       2007
                                                                              10.51             11.94          --       2006
                                                                              10.00             10.51          --       2005
----------------------------------------------------------------------------------------------------------------------------
  Invesco Van Kampen V.I. Equity and Income Fund -- Series II shares         $ 9.67            $ 9.35          --       2011
                                                                               8.82              9.67          --       2010
                                                                               7.35              8.82          --       2009
                                                                               9.71              7.35          --       2008
                                                                              10.00              9.71          --       2007
----------------------------------------------------------------------------------------------------------------------------

                                                                                                         NUMBER OF
                                                                       ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                      UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                         BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
-------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Balanced Wealth Strategy Portfolio -- Class B         $ 9.14            $ 8.68          --       2011
                                                                            8.47              9.14          --       2010
                                                                            6.95              8.47          --       2009
                                                                           10.17              6.95          --       2008
                                                                           10.00             10.17          --       2007
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Global Thematic Growth Portfolio -- Class B           $12.98            $ 9.74          --       2011
                                                                           11.18             12.98          --       2010
                                                                            7.46             11.18          --       2009
                                                                           14.50              7.46          --       2008
                                                                           12.36             14.50          --       2007
                                                                           11.65             12.36          --       2006
                                                                           10.00             11.65          --       2005
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Growth and Income Portfolio -- Class B                $ 9.42            $ 9.78          --       2011
                                                                            8.53              9.42          --       2010
                                                                            7.24              8.53          --       2009
                                                                           12.47              7.24          --       2008
                                                                           12.15             12.47          --       2007
                                                                           10.61             12.15          --       2006
                                                                           10.00             10.61          --       2005
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein International Value Portfolio -- Class B              $ 9.94            $ 7.84          --       2011
                                                                            9.74              9.94          --       2010
                                                                            7.40              9.74          --       2009
                                                                           16.18              7.40          --       2008
                                                                           15.66             16.18          --       2007
                                                                           11.84             15.66          --       2006
                                                                           10.00             11.84          --       2005
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Large Cap Growth Portfolio -- Class B                 $11.32            $10.66          --       2011
                                                                           10.52             11.32          --       2010
                                                                            7.84             10.52          --       2009
                                                                           13.31              7.84          --       2008
                                                                           11.97             13.31          --       2007
                                                                           12.30             11.97          --       2006
                                                                           10.00             12.30          --       2005
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Small Cap Growth Portfolio -- Class B                 $10.31            $10.52          --       2011
                                                                            7.71             10.31          --       2010
                                                                            5.57              7.71          --       2009
                                                                           10.47              5.57          --       2008
                                                                            9.41             10.47          --       2007
                                                                           10.00              9.41          --       2006
-------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VARIABLE PORTFOLIOS II, INC.
-------------------------------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                                $11.31            $12.37          --       2011
                                                                           10.99             11.31          --       2010
                                                                           10.19             10.99          --       2009
                                                                           10.57             10.19          --       2008
                                                                            9.86             10.57          --       2007
                                                                            9.92              9.86          --       2006
                                                                           10.00              9.92          --       2005
-------------------------------------------------------------------------------------------------------------------------

                                                                                                  NUMBER OF
                                                                ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                               UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                  BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
------------------------------------------------------------------------------------------------------------------
BLACKROCK VARIABLE SERIES FUNDS, INC.
------------------------------------------------------------------------------------------------------------------
 BlackRock Basic Value V.I. Fund -- Class III Shares               $11.06            $10.53          --       2011
                                                                    10.04             11.06          --       2010
                                                                     7.84             10.04          --       2009
                                                                    12.69              7.84          --       2008
                                                                    12.77             12.69          --       2007
                                                                    10.73             12.77          --       2006
                                                                    10.00             10.73          --       2005
------------------------------------------------------------------------------------------------------------------
 BlackRock Global Allocation V.I. Fund -- Class III Shares         $14.35            $13.54          32       2011
                                                                    13.36             14.35          32       2010
                                                                    11.28             13.36          32       2009
                                                                    14.35             11.28          32       2008
                                                                    12.56             14.35          32       2007
                                                                    11.02             12.56          14       2006
                                                                    10.00             11.02          --       2005
------------------------------------------------------------------------------------------------------------------
 BlackRock Large Cap Growth V.I. Fund -- Class III Shares          $10.36            $10.38          --       2011
                                                                     9.19             10.36          --       2010
                                                                     7.42              9.19          --       2009
                                                                    12.82              7.42          --       2008
                                                                    12.11             12.82          --       2007
                                                                    11.58             12.11          --       2006
                                                                    10.00             11.58          --       2005
------------------------------------------------------------------------------------------------------------------
 BlackRock Value Opportunities V.I. Fund -- Class III Shares       $11.66            $11.12          --       2011
                                                                     9.28             11.66          --       2010
                                                                     7.40              9.28          --       2009
                                                                    12.65              7.40          --       2008
                                                                    13.07             12.65          --       2007
                                                                    11.89             13.07          --       2006
                                                                    10.00             11.89          --       2005
------------------------------------------------------------------------------------------------------------------
COLUMBIA FUNDS VARIABLE INSURANCE TRUST I
------------------------------------------------------------------------------------------------------------------
 Columbia Variable Portfolio -- Marsico Growth Fund --             $11.70            $11.15          --       2011
   Class 1                                                           9.83             11.70          --       2010
                                                                     7.93              9.83          --       2009
                                                                    13.38              7.93          --       2008
                                                                    11.63             13.38          --       2007
                                                                    11.20             11.63          --       2006
                                                                    10.00             11.20          --       2005
------------------------------------------------------------------------------------------------------------------
 Columbia Variable Portfolio -- Marsico International              $13.39            $10.99          --       2011
   Opportunities Fund -- Class 2                                    12.03             13.39          --       2010
                                                                     8.91             12.03          --       2009
                                                                    17.66              8.91          --       2008
                                                                    15.08             17.66          --       2007
                                                                    12.50             15.08          --       2006
                                                                    10.00             12.50          --       2005
------------------------------------------------------------------------------------------------------------------
EATON VANCE VARIABLE TRUST
------------------------------------------------------------------------------------------------------------------
 VT Floating-Rate Income Fund                                      $11.20            $11.25          --       2011
                                                                    10.48             11.20          --       2010
                                                                     7.42             10.48          --       2009
                                                                    10.40              7.42          --       2008
                                                                    10.46             10.40          --       2007
                                                                    10.12             10.46          --       2006
                                                                    10.00             10.12          --       2005
------------------------------------------------------------------------------------------------------------------

                                                                                                       NUMBER OF
                                                                     ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                    UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                       BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
-----------------------------------------------------------------------------------------------------------------------
FEDERATED INSURANCE SERIES
-----------------------------------------------------------------------------------------------------------------------
  Federated High Income Bond Fund II -- Service Shares                  $13.73            $14.11          --       2011
                                                                         12.26             13.73          --       2010
                                                                          8.22             12.26          --       2009
                                                                         11.35              8.22          --       2008
                                                                         11.24             11.35          --       2007
                                                                         10.38             11.24          --       2006
                                                                         10.00             10.38          --       2005
-----------------------------------------------------------------------------------------------------------------------
  Federated Kaufmann Fund II -- Service Shares                          $13.05            $11.06          --       2011
                                                                         11.32             13.05          --       2010
                                                                          8.96             11.32          --       2009
                                                                         15.75              8.96          --       2008
                                                                         13.34             15.75          --       2007
                                                                         11.89             13.34          --       2006
                                                                         10.00             11.89          --       2005
-----------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND
-----------------------------------------------------------------------------------------------------------------------
  VIP Asset Manager/SM/ Portfolio -- Service Class 2                    $12.22            $11.63          --       2011
                                                                         10.95             12.22          --       2010
                                                                          8.69             10.95          --       2009
                                                                         12.48              8.69          --       2008
                                                                         11.07             12.48          --       2007
                                                                         10.56             11.07          --       2006
                                                                         10.00             10.56          --       2005
-----------------------------------------------------------------------------------------------------------------------
  VIP Balanced Portfolio -- Service Class 2                             $11.12            $10.47          --       2011
                                                                          9.65             11.12          --       2010
                                                                          7.12              9.65          --       2009
                                                                         11.05              7.12          --       2008
                                                                         10.38             11.05          --       2007
                                                                         10.00             10.38          --       2006
-----------------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2                        $12.65            $12.04          --       2011
                                                                         11.05             12.65          --       2010
                                                                          8.33             11.05          --       2009
                                                                         14.85              8.33          --       2008
                                                                         12.93             14.85          --       2007
                                                                         11.85             12.93          --       2006
                                                                         10.00             11.85          --       2005
-----------------------------------------------------------------------------------------------------------------------
  VIP Dynamic Capital Appreciation Portfolio -- Service Class 2         $13.10            $12.47          --       2011
                                                                         11.34             13.10          --       2010
                                                                          8.53             11.34          --       2009
                                                                         14.85              8.53          --       2008
                                                                         14.22             14.85          --       2007
                                                                         12.76             14.22          --       2006
                                                                         10.00             12.76          --       2005
-----------------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                        $10.14            $ 9.99          --       2011
                                                                          9.01             10.14          --       2010
                                                                          7.09              9.01          --       2009
                                                                         12.66              7.09          --       2008
                                                                         12.77             12.66          --       2007
                                                                         10.88             12.77          --       2006
                                                                         10.00             10.88          --       2005
-----------------------------------------------------------------------------------------------------------------------

                                                                                                                 NUMBER OF
                                                                               ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                              UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                                 BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
---------------------------------------------------------------------------------------------------------------------------------
  VIP Growth & Income Portfolio -- Service Class 2                                $10.61            $10.53          --       2011
                                                                                    9.46             10.61          --       2010
                                                                                    7.61              9.46          --       2009
                                                                                   13.37              7.61          --       2008
                                                                                   12.21             13.37          --       2007
                                                                                   11.05             12.21          --       2006
                                                                                   10.00             11.05          --       2005
---------------------------------------------------------------------------------------------------------------------------------
  VIP Growth Portfolio -- Service Class 2                                         $11.29            $11.05          --       2011
                                                                                    9.31             11.29          --       2010
                                                                                    7.43              9.31          --       2009
                                                                                   14.40              7.43          --       2008
                                                                                   11.62             14.40          --       2007
                                                                                   11.13             11.62          --       2006
                                                                                   10.00             11.13          --       2005
---------------------------------------------------------------------------------------------------------------------------------
  VIP Investment Grade Bond Portfolio -- Service Class 2                          $11.33            $11.87          --       2011
                                                                                   10.76             11.33          --       2010
                                                                                    9.52             10.76          --       2009
                                                                                   10.07              9.52          --       2008
                                                                                   10.00             10.07          --       2007
---------------------------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                                        $15.27            $13.33          --       2011
                                                                                   12.13             15.27          --       2010
                                                                                    8.87             12.13          --       2009
                                                                                   15.00              8.87          --       2008
                                                                                   13.28             15.00          --       2007
                                                                                   12.07             13.28          --       2006
                                                                                   10.00             12.07          --       2005
---------------------------------------------------------------------------------------------------------------------------------
  VIP Value Strategies Portfolio -- Service Class 2                               $12.39            $11.03          --       2011
                                                                                   10.02             12.39          --       2010
                                                                                    6.51             10.02          --       2009
                                                                                   13.65              6.51          --       2008
                                                                                   13.23             13.65          --       2007
                                                                                   11.64             13.23          --       2006
                                                                                   10.00             11.64          --       2005
---------------------------------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
---------------------------------------------------------------------------------------------------------------------------------
  Franklin Income Securities Fund -- Class 2 Shares                               $12.28            $12.31          65       2011
                                                                                   11.14             12.28          65       2010
                                                                                    8.39             11.14          65       2009
                                                                                   12.18              8.39          65       2008
                                                                                   11.99             12.18          33       2007
                                                                                   10.36             11.99          14       2006
                                                                                   10.00             10.36          --       2005
---------------------------------------------------------------------------------------------------------------------------------
  Franklin Templeton VIP Founding Funds Allocation Fund -- Class 2 Shares         $ 8.55            $ 8.24          --       2011
                                                                                    7.92              8.55          --       2010
                                                                                    6.21              7.92          --       2009
                                                                                    9.90              6.21          --       2008
                                                                                   10.00              9.90          --       2007
---------------------------------------------------------------------------------------------------------------------------------
  Mutual Shares Securities Fund -- Class 2 Shares                                 $ 9.11            $ 8.82          --       2011
                                                                                    8.37              9.11          --       2010
                                                                                    6.78              8.37          --       2009
                                                                                   11.01              6.78          --       2008
                                                                                   10.87             11.01          --       2007
                                                                                   10.00             10.87          --       2006
---------------------------------------------------------------------------------------------------------------------------------

                                                                                            NUMBER OF
                                                          ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                         UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                            BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
------------------------------------------------------------------------------------------------------------
  Templeton Growth Securities Fund -- Class 2 Shares         $ 8.40            $ 7.65          --       2011
                                                               7.99              8.40          --       2010
                                                               6.23              7.99          --       2009
                                                              11.03              6.23          --       2008
                                                              11.01             11.03          --       2007
                                                              10.00             11.01          --       2006
------------------------------------------------------------------------------------------------------------
GE INVESTMENTS FUNDS, INC.
------------------------------------------------------------------------------------------------------------
  Core Value Equity Fund -- Class 1 Shares                   $11.54            $11.12          --       2011
                                                              10.56             11.54          --       2010
                                                               8.60             10.56          --       2009
                                                              13.11              8.60          --       2008
                                                              12.16             13.11          --       2007
                                                              10.54             12.16          --       2006
                                                              10.00             10.54          --       2005
------------------------------------------------------------------------------------------------------------
  Income Fund -- Class 1 Shares                              $10.85            $11.39          --       2011
                                                              10.31             10.85          --       2010
                                                               9.76             10.31          --       2009
                                                              10.51              9.76          --       2008
                                                              10.24             10.51          --       2007
                                                              10.02             10.24          --       2006
                                                              10.00             10.02          --       2005
------------------------------------------------------------------------------------------------------------
  Mid-Cap Equity Fund -- Class 1 Shares                      $14.07            $12.63          --       2011
                                                              11.39             14.07          --       2010
                                                               8.23             11.39          --       2009
                                                              13.51              8.23          --       2008
                                                              12.26             13.51          --       2007
                                                              11.55             12.26          --       2006
                                                              10.00             11.55          --       2005
------------------------------------------------------------------------------------------------------------
  Money Market Fund                                          $10.19            $ 9.97          --       2011
                                                              10.41             10.19          --       2010
                                                              10.60             10.41          --       2009
                                                              10.59             10.60          --       2008
                                                              10.31             10.59          --       2007
                                                              10.07             10.31          --       2006
                                                              10.00             10.07          --       2005
------------------------------------------------------------------------------------------------------------
  Premier Growth Equity Fund -- Class 1 Shares               $10.83            $10.65          --       2011
                                                               9.91             10.83          --       2010
                                                               7.29              9.91          --       2009
                                                              11.76              7.29          --       2008
                                                              11.41             11.76          --       2007
                                                              10.68             11.41          --       2006
                                                              10.00             10.68          --       2005
------------------------------------------------------------------------------------------------------------
  Real Estate Securities Fund -- Class 1 Shares              $12.86            $13.83          --       2011
                                                              10.19             12.86          --       2010
                                                               7.66             10.19          --       2009
                                                              12.24              7.66          --       2008
                                                              14.68             12.24          --       2007
                                                              11.27             14.68          --       2006
                                                              10.00             11.27          --       2005
------------------------------------------------------------------------------------------------------------
  S&P 500(R) Index Fund                                      $10.64            $10.60          --       2011
                                                               9.47             10.64          --       2010
                                                               7.66              9.47          --       2009
                                                              12.49              7.66          --       2008
                                                              12.14             12.49          --       2007
                                                              10.75             12.14          --       2006
                                                              10.00             10.75          --       2005
------------------------------------------------------------------------------------------------------------

                                                                                                  NUMBER OF
                                                                ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                               UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                  BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
------------------------------------------------------------------------------------------------------------------
 Small-Cap Equity Fund -- Class 1 Shares                           $12.26            $12.37            --     2011
                                                                     9.82             12.26            --     2010
                                                                     7.66              9.82            --     2009
                                                                    12.55              7.66            --     2008
                                                                    12.52             12.55            --     2007
                                                                    11.29             12.52            --     2006
                                                                    10.00             11.29            --     2005
------------------------------------------------------------------------------------------------------------------
 Total Return Fund -- Class 1 Shares                               $11.33            $10.78            --     2011
                                                                    10.56             11.33            --     2010
                                                                     8.93             10.56            --     2009
                                                                    12.89              8.93            --     2008
                                                                    11.80             12.89            --     2007
                                                                    10.59             11.80            --     2006
                                                                    10.00             10.59            --     2005
------------------------------------------------------------------------------------------------------------------
 Total Return Fund -- Class 3 Shares                               $10.09            $ 9.57        95,607     2011
                                                                     9.42             10.09        93,867     2010
                                                                     7.98              9.42        91,535     2009
                                                                    11.55              7.98        76,290     2008
                                                                    10.57             11.55        73,201     2007
                                                                    10.00             10.57        98,910     2006
------------------------------------------------------------------------------------------------------------------
 U.S. Equity Fund -- Class 1 Shares                                $11.00            $10.46            --     2011
                                                                    10.19             11.00            --     2010
                                                                     7.91             10.19            --     2009
                                                                    12.63              7.91            --     2008
                                                                    11.95             12.63            --     2007
                                                                    10.51             11.95            --     2006
                                                                    10.00             10.51            --     2005
------------------------------------------------------------------------------------------------------------------
GENWORTH VARIABLE INSURANCE TRUST
------------------------------------------------------------------------------------------------------------------
 Genworth Calamos Growth Fund -- Service Shares                    $11.56            $10.51            --     2011
                                                                     9.45             11.56            --     2010
                                                                     6.42              9.45            --     2009
                                                                    10.00              6.42            --     2008
------------------------------------------------------------------------------------------------------------------
 Genworth Davis NY Venture Fund -- Service Shares                  $ 9.77            $ 9.13            --     2011
                                                                     8.97              9.77            --     2010
                                                                     7.01              8.97            --     2009
                                                                    10.00              7.01            --     2008
------------------------------------------------------------------------------------------------------------------
 Genworth Eaton Vance Large Cap Value Fund -- Service Shares       $ 9.21            $ 8.58            --     2011
                                                                     8.62              9.21            --     2010
                                                                     7.58              8.62            --     2009
                                                                    10.00              7.58            --     2008
------------------------------------------------------------------------------------------------------------------
 Genworth Enhanced International Index Fund -- Service             $10.88            $ 9.24            --     2011
   Shares                                                           10.00             10.88            --     2010
------------------------------------------------------------------------------------------------------------------
 Genworth Goldman Sachs Enhanced Core Bond Index Fund --           $11.56            $12.05            --     2011
   Service Shares                                                   11.23             11.56            --     2010
                                                                    10.56             11.23            --     2009
                                                                    10.00             10.56            --     2008
------------------------------------------------------------------------------------------------------------------
 Genworth Legg Mason ClearBridge Aggressive Growth Fund --         $11.81            $11.78            --     2011
   Service Shares                                                    9.74             11.81            --     2010
                                                                     7.45              9.74            --     2009
                                                                    10.00              7.45            --     2008
------------------------------------------------------------------------------------------------------------------
 Genworth PIMCO StocksPLUS Fund -- Service Shares                  $11.86            $11.83            --     2011
                                                                    10.31             11.86            --     2010
                                                                     7.22             10.31            --     2009
                                                                    10.00              7.22            --     2008
------------------------------------------------------------------------------------------------------------------

                                                                                                  NUMBER OF
                                                                ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                               UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                  BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
------------------------------------------------------------------------------------------------------------------
 Genworth PYRAMIS(R) Small/Mid Cap Core Fund -- Service            $10.30            $ 9.33          --       2011
   Shares                                                            8.49             10.30          --       2010
                                                                     6.56              8.49          --       2009
                                                                    10.00              6.56          --       2008
------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VARIABLE INSURANCE TRUST
------------------------------------------------------------------------------------------------------------------
 Goldman Sachs Mid Cap Value Fund                                  $12.81            $11.74          --       2011
                                                                    10.47             12.81          --       2010
                                                                     8.03             10.47          --       2009
                                                                    13.03              8.03          --       2008
                                                                    12.90             13.03          --       2007
                                                                    11.34             12.90          --       2006
                                                                    10.00             11.34          --       2005
------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES
------------------------------------------------------------------------------------------------------------------
 Balanced Portfolio -- Service Shares                              $13.62            $13.51          --       2011
                                                                    12.87             13.62          --       2010
                                                                    10.47             12.87          --       2009
                                                                    12.74             10.47          --       2008
                                                                    11.80             12.74          --       2007
                                                                    10.91             11.80          --       2006
                                                                    10.00             10.91          --       2005
------------------------------------------------------------------------------------------------------------------
 Forty Portfolio -- Service Shares                                 $13.34            $12.15          --       2011
                                                                    12.80             13.34          --       2010
                                                                     8.95             12.80          --       2009
                                                                    16.42              8.95          --       2008
                                                                    12.28             16.42          --       2007
                                                                    11.49             12.28          --       2006
                                                                    10.00             11.49          --       2005
------------------------------------------------------------------------------------------------------------------
LEGG MASON PARTNERS VARIABLE EQUITY TRUST
------------------------------------------------------------------------------------------------------------------
 Legg Mason ClearBridge Variable Aggressive Growth                 $11.60            $11.61          --       2011
   Portfolio -- Class II                                             9.50             11.60          --       2010
                                                                     7.23              9.50          --       2009
                                                                    12.44              7.23          --       2008
                                                                    12.66             12.44          --       2007
                                                                    11.67             12.66          --       2006
                                                                    10.00             11.67          --       2005
------------------------------------------------------------------------------------------------------------------
 Legg Mason ClearBridge Variable Equity Income Builder             $ 8.35            $ 8.81          --       2011
   Portfolio -- Class II                                             7.61              8.35          --       2010
                                                                     6.34              7.61          --       2009
                                                                     9.96              6.34          --       2008
                                                                    10.00              9.96          --       2007
------------------------------------------------------------------------------------------------------------------
 Legg Mason ClearBridge Variable Fundamental All Cap Value         $ 8.49            $ 7.80          --       2011
   Portfolio -- Class I                                              7.44              8.49          --       2010
                                                                     5.87              7.44          --       2009
                                                                     9.46              5.87          --       2008
                                                                    10.00              9.46          --       2007
------------------------------------------------------------------------------------------------------------------
MFS(R) VARIABLE INSURANCE TRUST
------------------------------------------------------------------------------------------------------------------
 MFS(R) Investors Growth Stock Series -- Service Class             $11.56            $11.36          --       2011
   Shares                                                           10.53             11.56          --       2010
                                                                     7.73             10.53          --       2009
                                                                    12.53              7.73          --       2008
                                                                    11.53             12.53          --       2007
                                                                    10.98             11.53          --       2006
                                                                    10.00             10.98          --       2005
------------------------------------------------------------------------------------------------------------------

                                                                                                    NUMBER OF
                                                                  ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                 UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                    BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
--------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Trust Series -- Service Class Shares              $11.48            $10.97          --       2011
                                                                      10.58             11.48          --       2010
                                                                       8.54             10.58          --       2009
                                                                      13.06              8.54          --       2008
                                                                      12.13             13.06          --       2007
                                                                      10.99             12.13          --       2006
                                                                      10.00             10.99          --       2005
--------------------------------------------------------------------------------------------------------------------
  MFS(R) New Discovery Series -- Service Class Shares                $16.69            $14.63          --       2011
                                                                      12.54             16.69          --       2010
                                                                       7.86             12.54          --       2009
                                                                      13.28              7.86          --       2008
                                                                      13.27             13.28          --       2007
                                                                      12.00             13.27          --       2006
                                                                      10.00             12.00          --       2005
--------------------------------------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                 $10.76            $10.70          --       2011
                                                                      10.02             10.76          --       2010
                                                                       8.70             10.02          --       2009
                                                                      11.44              8.70          --       2008
                                                                      11.24             11.44          --       2007
                                                                      10.29             11.24          --       2006
                                                                      10.00             10.29          --       2005
--------------------------------------------------------------------------------------------------------------------
  MFS(R) Utilities Series -- Service Class Shares                    $16.11            $16.80          --       2011
                                                                      14.50             16.11          --       2010
                                                                      11.15             14.50          --       2009
                                                                      18.31             11.15          --       2008
                                                                      14.66             18.31          --       2007
                                                                      11.44             14.66          --       2006
                                                                      10.00             11.44          --       2005
--------------------------------------------------------------------------------------------------------------------
OPPENHEIMER VARIABLE ACCOUNT FUNDS
--------------------------------------------------------------------------------------------------------------------
  Oppenheimer Balanced Fund/VA -- Service Shares                     $ 8.31            $ 8.17          --       2011
                                                                       7.54              8.31          --       2010
                                                                       6.33              7.54          --       2009
                                                                      11.47              6.33          --       2008
                                                                      11.32             11.47          --       2007
                                                                      10.43             11.32          --       2006
                                                                      10.00             10.43          --       2005
--------------------------------------------------------------------------------------------------------------------
  Oppenheimer Capital Appreciation Fund/VA -- Service Shares         $10.23            $ 9.87          --       2011
                                                                       9.57             10.23          --       2010
                                                                       6.78              9.57          --       2009
                                                                      12.75              6.78          --       2008
                                                                      11.44             12.75          --       2007
                                                                      10.85             11.44          --       2006
                                                                      10.00             10.85          --       2005
--------------------------------------------------------------------------------------------------------------------
  Oppenheimer Global Securities Fund/VA -- Service Shares            $12.85            $11.51          --       2011
                                                                      11.35             12.85          --       2010
                                                                       8.32             11.35          --       2009
                                                                      14.24              8.32          --       2008
                                                                      13.71             14.24          --       2007
                                                                      11.93             13.71          --       2006
                                                                      10.00             11.93          --       2005
--------------------------------------------------------------------------------------------------------------------

                                                                                                               NUMBER OF
                                                                             ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                            UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                               BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
-------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Fund/VA -- Service Shares                             $10.63            $10.37          --       2011
                                                                                  9.37             10.63          --       2010
                                                                                  7.48              9.37          --       2009
                                                                                 12.45              7.48          --       2008
                                                                                 12.21             12.45          --       2007
                                                                                 10.87             12.21          --       2006
                                                                                 10.00             10.87          --       2005
-------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Small- & Mid-Cap Fund(R)/VA -- Service Shares         $12.52            $11.97                   2011
                                                                                 10.39             12.52          --       2010
                                                                                  7.76             10.39          --       2009
                                                                                 12.78              7.76          --       2008
                                                                                 13.24             12.78          --       2007
                                                                                 11.79             13.24          --       2006
                                                                                 10.00             11.79          --       2005
-------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Small- & Mid-Cap Growth Fund/VA -- Service Shares                 $ 9.76            $ 9.63          --       2011
                                                                                  7.84              9.76          --       2010
                                                                                  6.05              7.84          --       2009
                                                                                 12.17              6.05          --       2008
                                                                                 11.73             12.17          --       2007
                                                                                 11.66             11.73          --       2006
                                                                                 10.00             11.66          --       2005
-------------------------------------------------------------------------------------------------------------------------------
PIMCO VARIABLE INSURANCE TRUST
-------------------------------------------------------------------------------------------------------------------------------
  All Asset Portfolio -- Advisor Class Shares                                   $12.17            $12.14          --       2011
                                                                                 11.00             12.17          --       2010
                                                                                  9.25             11.00          --       2009
                                                                                 11.24              9.25          --       2008
                                                                                 10.61             11.24          --       2007
                                                                                 10.37             10.61          --       2006
                                                                                 10.00             10.37          --       2005
-------------------------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                           $13.06            $13.22          --       2011
                                                                                 11.66             13.06          --       2010
                                                                                  8.49             11.66          --       2009
                                                                                 11.33              8.49          --       2008
                                                                                 11.19             11.33          --       2007
                                                                                 10.48             11.19          --       2006
                                                                                 10.00             10.48          --       2005
-------------------------------------------------------------------------------------------------------------------------------
  Long-Term U.S. Government Portfolio -- Administrative Class Shares            $12.52            $15.66          --       2011
                                                                                 11.45             12.52          --       2010
                                                                                 12.24             11.45          --       2009
                                                                                 10.66             12.24          --       2008
                                                                                  9.92             10.66          --       2007
                                                                                 10.02              9.92          --       2006
                                                                                 10.00             10.02          --       2005
-------------------------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares                         $11.86            $11.74          --       2011
                                                                                 11.51             11.86          --       2010
                                                                                 10.37             11.51          --       2009
                                                                                 10.64             10.37          --       2008
                                                                                 10.12             10.64          --       2007
                                                                                  9.95             10.12          --       2006
                                                                                 10.00              9.95          --       2005
-------------------------------------------------------------------------------------------------------------------------------

                                                                                               NUMBER OF
                                                             ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                            UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                               BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
---------------------------------------------------------------------------------------------------------------
  Total Return Portfolio -- Administrative Class Shares         $13.10            $13.29          --       2011
                                                                 12.38             13.10          --       2010
                                                                 11.09             12.38          --       2009
                                                                 10.81             11.09          --       2008
                                                                 10.15             10.81          --       2007
                                                                  9.99             10.15          --       2006
                                                                 10.00              9.99          --       2005
---------------------------------------------------------------------------------------------------------------
RYDEX VARIABLE TRUST
---------------------------------------------------------------------------------------------------------------
  NASDAQ-100(R) Fund                                            $13.36            $13.36          --       2011
                                                                 11.52             13.36          --       2010
                                                                  7.74             11.52          --       2009
                                                                 13.61              7.74          --       2008
                                                                 11.80             13.61          --       2007
                                                                 11.39             11.80          --       2006
                                                                 10.00             11.39          --       2005
---------------------------------------------------------------------------------------------------------------
THE PRUDENTIAL SERIES FUND
---------------------------------------------------------------------------------------------------------------
  Jennison 20/20 Focus Portfolio -- Class II Shares             $14.13            $13.21          --       2011
                                                                 13.44             14.13          --       2010
                                                                  8.72             13.44          --       2009
                                                                 14.71              8.72          --       2008
                                                                 13.64             14.71          --       2007
                                                                 12.27             13.64          --       2006
                                                                 10.00             12.27          --       2005
---------------------------------------------------------------------------------------------------------------
  Jennison Portfolio -- Class II Shares                         $12.13            $11.87          --       2011
                                                                 11.12             12.13          --       2010
                                                                  7.97             11.12          --       2009
                                                                 13.03              7.97          --       2008
                                                                 11.93             13.03          --       2007
                                                                 12.02             11.93          --       2006
                                                                 10.00             12.02          --       2005
---------------------------------------------------------------------------------------------------------------
  Natural Resources Portfolio -- Class II Shares                $25.18            $19.88          --       2011
                                                                 20.18             25.18          --       2010
                                                                 11.68             20.18          --       2009
                                                                 25.49             11.68          --       2008
                                                                 17.63             25.49          --       2007
                                                                 14.80             17.63          --       2006
                                                                 10.00             14.80          --       2005
---------------------------------------------------------------------------------------------------------------
WELLS FARGO VARIABLE TRUST
---------------------------------------------------------------------------------------------------------------
  Wells Fargo Advantage VT Omega Growth Fund -- Class 2         $12.57            $11.62          --       2011
                                                                 10.00             12.57          --       2010
---------------------------------------------------------------------------------------------------------------

                    GUARANTEED WITHDRAWAL ADVANTAGE ELECTED

                                                                                                            NUMBER OF
                                                                          ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                         UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                            BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
----------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
----------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Basic Value Fund -- Series II shares                          $ 8.68            $ 8.21          328      2011
                                                                               8.29              8.68          325      2010
                                                                               5.73              8.29          310      2009
                                                                              12.17              5.73          358      2008
                                                                              12.26             12.17          243      2007
                                                                              11.09             12.26          227      2006
                                                                              10.75             11.09           --      2005
                                                                              10.00             10.75           --      2004
----------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Capital Appreciation Fund -- Series I shares                  $ 9.87            $ 8.90           --      2011
                                                                               8.73              9.87           --      2010
                                                                               7.36              8.73           --      2009
                                                                              13.08              7.36           --      2008
                                                                              11.93             13.08           --      2007
                                                                              11.46             11.93           --      2006
                                                                              10.75             11.46           --      2005
                                                                              10.00             10.75           --      2004
----------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Core Equity Fund -- Series I shares                           $10.49            $10.27           --      2011
                                                                               9.78             10.49           --      2010
                                                                               7.79              9.78           --      2009
                                                                              11.39              7.79           --      2008
                                                                              10.76             11.39           --      2007
                                                                              10.00             10.76           --      2006
----------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. International Growth Fund -- Series II shares                 $14.55            $13.25           --      2011
                                                                              13.20             14.55           --      2010
                                                                               9.99             13.20           --      2009
                                                                              17.16              9.99           --      2008
                                                                              15.32             17.16           --      2007
                                                                              12.24             15.32           --      2006
                                                                              10.62             12.24           --      2005
                                                                              10.00             10.62           --      2004
----------------------------------------------------------------------------------------------------------------------------
  Invesco Van Kampen V.I. Capital Growth Fund -- Series II shares            $12.29            $11.27           --      2011
                                                                              10.50             12.29           --      2010
                                                                               6.48             10.50           --      2009
                                                                              13.00              6.48           --      2008
                                                                              11.39             13.00           --      2007
                                                                              11.33             11.39           --      2006
                                                                              10.75             11.33           --      2005
                                                                              10.00             10.75           --      2004
----------------------------------------------------------------------------------------------------------------------------
  Invesco Van Kampen V.I. Comstock Fund -- Series II shares                  $11.20            $10.73          365      2011
                                                                               9.89             11.20          366      2010
                                                                               7.87              9.89          377      2009
                                                                              12.52              7.87          384      2008
                                                                              13.09             12.52          340      2007
                                                                              11.52             13.09          782      2006
                                                                              11.30             11.52          503      2005
                                                                              10.00             11.30           --      2004
----------------------------------------------------------------------------------------------------------------------------
  Invesco Van Kampen V.I. Equity and Income Fund -- Series II shares         $ 9.67            $ 9.35           --      2011
                                                                               8.82              9.67           --      2010
                                                                               7.35              8.82           --      2009
                                                                               9.71              7.35           --      2008
                                                                              10.00              9.71           --      2007
----------------------------------------------------------------------------------------------------------------------------

                                                                                                         NUMBER OF
                                                                       ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                      UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                         BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
-------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Balanced Wealth Strategy Portfolio -- Class B         $ 9.14            $ 8.68           --      2011
                                                                            8.47              9.14           --      2010
                                                                            6.95              8.47           --      2009
                                                                           10.17              6.95           --      2008
                                                                           10.00             10.17           --      2007
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Global Thematic Growth Portfolio -- Class B           $12.47            $ 9.35           --      2011
                                                                           10.74             12.47           --      2010
                                                                            7.16             10.74           --      2009
                                                                           13.93              7.16           --      2008
                                                                           11.87             13.93           --      2007
                                                                           11.18             11.87           --      2006
                                                                           11.02             11.18           --      2005
                                                                           10.00             11.02           --      2004
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Growth and Income Portfolio -- Class B                $ 9.82            $10.20           --      2011
                                                                            8.89              9.82           --      2010
                                                                            7.55              8.89           --      2009
                                                                           13.00              7.55           --      2008
                                                                           12.66             13.00           --      2007
                                                                           11.06             12.66           --      2006
                                                                           10.80             11.06           --      2005
                                                                           10.00             10.80           --      2004
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein International Value Portfolio -- Class B              $10.09            $ 7.96          307      2011
                                                                            9.88             10.09          254      2010
                                                                            7.51              9.88          235      2009
                                                                           16.43              7.51          246      2008
                                                                           15.89             16.43          167      2007
                                                                           12.01             15.89          306      2006
                                                                           10.53             12.01          181      2005
                                                                           10.00             10.53           --      2004
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Large Cap Growth Portfolio -- Class B                 $11.27            $10.62           --      2011
                                                                           10.48             11.27           --      2010
                                                                            7.81             10.48           --      2009
                                                                           13.25              7.81           --      2008
                                                                           11.92             13.25           --      2007
                                                                           12.25             11.92           --      2006
                                                                           10.90             12.25           --      2005
                                                                           10.00             10.90           --      2004
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Small Cap Growth Portfolio -- Class B                 $10.31            $10.52           --      2011
                                                                            7.71             10.31           --      2010
                                                                            5.57              7.71           --      2009
                                                                           10.47              5.57           --      2008
                                                                            9.41             10.47           --      2007
                                                                           10.00              9.41           --      2006
-------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VARIABLE PORTFOLIOS II, INC.
-------------------------------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                                $11.31            $12.37           --      2011
                                                                           10.99             11.31           --      2010
                                                                           10.19             10.99           --      2009
                                                                           10.57             10.19           --      2008
                                                                            9.86             10.57           --      2007
                                                                            9.92              9.86           --      2006
                                                                           10.00              9.92           --      2005
-------------------------------------------------------------------------------------------------------------------------

                                                                                                  NUMBER OF
                                                                ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                               UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                  BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
------------------------------------------------------------------------------------------------------------------
BLACKROCK VARIABLE SERIES FUNDS, INC.
------------------------------------------------------------------------------------------------------------------
 BlackRock Basic Value V.I. Fund -- Class III Shares               $11.22            $10.68            --     2011
                                                                    10.19             11.22            --     2010
                                                                     7.95             10.19            --     2009
                                                                    12.87              7.95            --     2008
                                                                    12.95             12.87            --     2007
                                                                    10.88             12.95            --     2006
                                                                    10.83             10.88            --     2005
                                                                    10.00             10.83            --     2004
------------------------------------------------------------------------------------------------------------------
 BlackRock Global Allocation V.I. Fund -- Class III Shares         $14.35            $13.54           717     2011
                                                                    13.36             14.35           940     2010
                                                                    11.28             13.36           975     2009
                                                                    14.35             11.28           946     2008
                                                                    12.56             14.35         1,069     2007
                                                                    11.02             12.56         1,590     2006
                                                                    10.00             11.02            --     2005
------------------------------------------------------------------------------------------------------------------
 BlackRock Large Cap Growth V.I. Fund -- Class III Shares          $10.47            $10.49            --     2011
                                                                     9.29             10.47            --     2010
                                                                     7.49              9.29            --     2009
                                                                    12.95              7.49            --     2008
                                                                    12.24             12.95            --     2007
                                                                    11.70             12.24            --     2006
                                                                    10.82             11.70            --     2005
                                                                    10.00             10.82            --     2004
------------------------------------------------------------------------------------------------------------------
 BlackRock Value Opportunities V.I. Fund -- Class III Shares       $11.80            $11.26            --     2011
                                                                     9.40             11.80            --     2010
                                                                     7.50              9.40            --     2009
                                                                    12.81              7.50            --     2008
                                                                    13.23             12.81            --     2007
                                                                    12.04             13.23            --     2006
                                                                    11.17             12.04            --     2005
                                                                    10.00             11.17            --     2004
------------------------------------------------------------------------------------------------------------------
COLUMBIA FUNDS VARIABLE INSURANCE TRUST I
------------------------------------------------------------------------------------------------------------------
 Columbia Variable Portfolio -- Marsico Growth Fund --             $12.35            $11.77           341     2011
   Class 1                                                          10.38             12.35           342     2010
                                                                     8.37             10.38           373     2009
                                                                    14.12              8.37           371     2008
                                                                    12.28             14.12           316     2007
                                                                    11.82             12.28           656     2006
                                                                    11.24             11.82           308     2005
                                                                    10.00             11.24            --     2004
------------------------------------------------------------------------------------------------------------------
 Columbia Variable Portfolio -- Marsico International              $13.75            $11.28           270     2011
   Opportunities Fund -- Class 2                                    12.35             13.75           233     2010
                                                                     9.14             12.35           235     2009
                                                                    18.13              9.14           254     2008
                                                                    15.48             18.13           190     2007
                                                                    12.83             15.48           382     2006
                                                                    10.96             12.83           197     2005
                                                                    10.00             10.96            --     2004
------------------------------------------------------------------------------------------------------------------

                                                                                              NUMBER OF
                                                            ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                           UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                              BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
--------------------------------------------------------------------------------------------------------------
EATON VANCE VARIABLE TRUST
--------------------------------------------------------------------------------------------------------------
  VT Floating-Rate Income Fund                                 $11.30            $11.35            --     2011
                                                                10.58             11.30            --     2010
                                                                 7.49             10.58            --     2009
                                                                10.50              7.49            --     2008
                                                                10.55             10.50            --     2007
                                                                10.22             10.55            --     2006
                                                                10.05             10.22            --     2005
                                                                10.00             10.05            --     2004
--------------------------------------------------------------------------------------------------------------
FEDERATED INSURANCE SERIES
--------------------------------------------------------------------------------------------------------------
  Federated High Income Bond Fund II -- Service Shares         $14.11            $14.49            --     2011
                                                                12.60             14.11            --     2010
                                                                 8.44             12.60            --     2009
                                                                11.66              8.44            --     2008
                                                                11.55             11.66            --     2007
                                                                10.67             11.55            --     2006
                                                                10.65             10.67            --     2005
                                                                10.00             10.65            --     2004
--------------------------------------------------------------------------------------------------------------
  Federated Kaufmann Fund II -- Service Shares                 $13.30            $11.26            --     2011
                                                                11.54             13.30            --     2010
                                                                 9.13             11.54            --     2009
                                                                16.05              9.13            --     2008
                                                                13.59             16.05            --     2007
                                                                12.11             13.59            --     2006
                                                                11.16             12.11            --     2005
                                                                10.00             11.16            --     2004
--------------------------------------------------------------------------------------------------------------
FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND
--------------------------------------------------------------------------------------------------------------
  VIP Asset Manager/SM/ Portfolio -- Service Class 2           $12.14            $11.55            --     2011
                                                                10.88             12.14            --     2010
                                                                 8.63             10.88            --     2009
                                                                12.40              8.63            --     2008
                                                                11.00             12.40            --     2007
                                                                10.48             11.00        17,276     2006
                                                                10.32             10.48        10,314     2005
                                                                10.00             10.32         3,795     2004
--------------------------------------------------------------------------------------------------------------
  VIP Balanced Portfolio -- Service Class 2                    $11.12            $10.47           932     2011
                                                                 9.65             11.12         1,208     2010
                                                                 7.12              9.65         1,358     2009
                                                                11.05              7.12         1,509     2008
                                                                10.38             11.05         1,386     2007
                                                                10.00             10.38         1,918     2006
--------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2               $13.53            $12.88            --     2011
                                                                11.82             13.53            --     2010
                                                                 8.91             11.82            --     2009
                                                                15.89              8.91            --     2008
                                                                13.84             15.89            --     2007
                                                                12.68             13.84            --     2006
                                                                11.11             12.68            --     2005
                                                                10.00             11.11            --     2004
--------------------------------------------------------------------------------------------------------------

                                                                                                       NUMBER OF
                                                                     ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                    UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                       BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
-----------------------------------------------------------------------------------------------------------------------
  VIP Dynamic Capital Appreciation Portfolio -- Service Class 2         $12.86            $12.24           --      2011
                                                                         11.13             12.86           --      2010
                                                                          8.38             11.13           --      2009
                                                                         14.59              8.38           --      2008
                                                                         13.96             14.59           --      2007
                                                                         12.53             13.96           --      2006
                                                                         10.60             12.53           --      2005
                                                                         10.00             10.60           --      2004
-----------------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                        $10.56            $10.40           --      2011
                                                                          9.38             10.56           --      2010
                                                                          7.38              9.38           --      2009
                                                                         13.18              7.38           --      2008
                                                                         13.30             13.18           --      2007
                                                                         11.32             13.30           --      2006
                                                                         10.95             11.32           --      2005
                                                                         10.00             10.95           --      2004
-----------------------------------------------------------------------------------------------------------------------
  VIP Growth & Income Portfolio -- Service Class 2                      $10.64            $10.56           --      2011
                                                                          9.49             10.64           --      2010
                                                                          7.63              9.49           --      2009
                                                                         13.41              7.63           --      2008
                                                                         12.25             13.41           --      2007
                                                                         11.09             12.25           --      2006
                                                                         10.54             11.09           --      2005
                                                                         10.00             10.54           --      2004
-----------------------------------------------------------------------------------------------------------------------
  VIP Growth Portfolio -- Service Class 2                               $10.90            $10.67           --      2011
                                                                          8.99             10.90           --      2010
                                                                          7.18              8.99           --      2009
                                                                         13.91              7.18           --      2008
                                                                         11.22             13.91           --      2007
                                                                         10.75             11.22           --      2006
                                                                         10.41             10.75           --      2005
                                                                         10.00             10.41           --      2004
-----------------------------------------------------------------------------------------------------------------------
  VIP Investment Grade Bond Portfolio -- Service Class 2                $11.33            $11.87           --      2011
                                                                         10.76             11.33           --      2010
                                                                          9.52             10.76           --      2009
                                                                         10.07              9.52           --      2008
                                                                         10.00             10.07           --      2007
-----------------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                              $17.81            $15.54           --      2011
                                                                         14.15             17.81           --      2010
                                                                         10.34             14.15           --      2009
                                                                         17.49             10.34           --      2008
                                                                         15.49             17.49           --      2007
                                                                         14.08             15.49          143      2006
                                                                         12.18             14.08          152      2005
                                                                         10.00             12.18           --      2004
-----------------------------------------------------------------------------------------------------------------------
  VIP Value Strategies Portfolio -- Service Class 2                     $11.97            $10.66           --      2011
                                                                          9.68             11.97           --      2010
                                                                          6.29              9.68           --      2009
                                                                         13.20              6.29           --      2008
                                                                         12.78             13.20           --      2007
                                                                         11.26             12.78           --      2006
                                                                         11.22             11.26           --      2005
                                                                         10.00             11.22           --      2004
-----------------------------------------------------------------------------------------------------------------------

                                                                                                                 NUMBER OF
                                                                               ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                              UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                                 BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
---------------------------------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
---------------------------------------------------------------------------------------------------------------------------------
  Franklin Income Securities Fund -- Class 2 Shares                               $12.28            $12.31         4,941     2011
                                                                                   11.14             12.28         5,799     2010
                                                                                    8.39             11.14         6,371     2009
                                                                                   12.18              8.39         7,711     2008
                                                                                   11.99             12.18         7,864     2007
                                                                                   10.36             11.99         6,028     2006
                                                                                   10.00             10.36            --     2005
---------------------------------------------------------------------------------------------------------------------------------
  Franklin Templeton VIP Founding Funds Allocation Fund -- Class 2 Shares         $ 8.55            $ 8.24            --     2011
                                                                                    7.92              8.55            --     2010
                                                                                    6.21              7.92            --     2009
                                                                                    9.90              6.21            --     2008
                                                                                   10.00              9.90            --     2007
---------------------------------------------------------------------------------------------------------------------------------
  Mutual Shares Securities Fund -- Class 2 Shares                                 $ 9.11            $ 8.82            --     2011
                                                                                    8.37              9.11            --     2010
                                                                                    6.78              8.37            --     2009
                                                                                   11.01              6.78            --     2008
                                                                                   10.87             11.01            --     2007
                                                                                   10.00             10.87            --     2006
---------------------------------------------------------------------------------------------------------------------------------
  Templeton Growth Securities Fund -- Class 2 Shares                              $ 8.40            $ 7.65            --     2011
                                                                                    7.99              8.40            --     2010
                                                                                    6.23              7.99            --     2009
                                                                                   11.03              6.23            --     2008
                                                                                   11.01             11.03            --     2007
                                                                                   10.00             11.01            --     2006
---------------------------------------------------------------------------------------------------------------------------------
GE INVESTMENTS FUNDS, INC.
---------------------------------------------------------------------------------------------------------------------------------
  Core Value Equity Fund -- Class 1 Shares                                        $12.10            $11.66            --     2011
                                                                                   11.08             12.10            --     2010
                                                                                    9.03             11.08            --     2009
                                                                                   13.75              9.03            --     2008
                                                                                   12.76             13.75            --     2007
                                                                                   11.05             12.76            --     2006
                                                                                   10.85             11.05            --     2005
                                                                                   10.00             10.85            --     2004
---------------------------------------------------------------------------------------------------------------------------------
  Income Fund -- Class 1 Shares                                                   $11.05            $11.60            --     2011
                                                                                   10.50             11.05            --     2010
                                                                                    9.94             10.50            --     2009
                                                                                   10.70              9.94            --     2008
                                                                                   10.43             10.70            --     2007
                                                                                   10.20             10.43           307     2006
                                                                                   10.21             10.20           300     2005
                                                                                   10.00             10.21            --     2004
---------------------------------------------------------------------------------------------------------------------------------
  Mid-Cap Equity Fund -- Class 1 Shares                                           $15.24            $13.68           213     2011
                                                                                   12.34             15.24           201     2010
                                                                                    8.91             12.34           231     2009
                                                                                   14.64              8.91           263     2008
                                                                                   13.28             14.64           224     2007
                                                                                   12.51             13.28           229     2006
                                                                                   11.44             12.51            --     2005
                                                                                   10.00             11.44            --     2004
---------------------------------------------------------------------------------------------------------------------------------

                                                                                       NUMBER OF
                                                     ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                    UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                       BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
-------------------------------------------------------------------------------------------------------
  Money Market Fund                                     $10.12            $ 9.91            324    2011
                                                         10.34             10.12            336    2010
                                                         10.53             10.34            304    2009
                                                         10.52             10.53            243    2008
                                                         10.24             10.52            341    2007
                                                         10.00             10.24            805    2006
                                                          9.93             10.00            458    2005
                                                         10.00              9.93             --    2004
-------------------------------------------------------------------------------------------------------
  Premier Growth Equity Fund -- Class 1 Shares          $10.66            $10.49             --    2011
                                                          9.76             10.66             --    2010
                                                          7.19              9.76             --    2009
                                                         11.59              7.19             --    2008
                                                         11.24             11.59             --    2007
                                                         10.52             11.24             --    2006
                                                         10.61             10.52             --    2005
                                                         10.00             10.61             --    2004
-------------------------------------------------------------------------------------------------------
  Real Estate Securities Fund -- Class 1 Shares         $17.02            $18.31             --    2011
                                                         13.48             17.02             --    2010
                                                         10.14             13.48             --    2009
                                                         16.20             10.14             --    2008
                                                         19.44             16.20             --    2007
                                                         14.92             19.44             --    2006
                                                         13.64             14.92             --    2005
                                                         10.00             13.64             --    2004
-------------------------------------------------------------------------------------------------------
  S&P 500(R) Index Fund                                 $11.04            $10.99             --    2011
                                                          9.82             11.04             --    2010
                                                          7.94              9.82             --    2009
                                                         12.96              7.94             --    2008
                                                         12.60             12.96             --    2007
                                                         11.15             12.60             --    2006
                                                         10.90             11.15             --    2005
                                                         10.00             10.90             --    2004
-------------------------------------------------------------------------------------------------------
  Small-Cap Equity Fund -- Class 1 Shares               $12.87            $12.99             --    2011
                                                         10.31             12.87             --    2010
                                                          8.05             10.31             --    2009
                                                         13.17              8.05             --    2008
                                                         13.14             13.17             --    2007
                                                         11.85             13.14             --    2006
                                                         11.05             11.85             --    2005
                                                         10.00             11.05             --    2004
-------------------------------------------------------------------------------------------------------
  Total Return Fund -- Class 1 Shares                   $11.55            $10.99         18,657    2011
                                                         10.76             11.55         19,024    2010
                                                          9.10             10.76         19,395    2009
                                                         13.15              9.10         22,424    2008
                                                         12.02             13.15         74,186    2007
                                                         10.80             12.02         99,644    2006
                                                         10.64             10.80        109,970    2005
                                                         10.00             10.64         54,290    2004
-------------------------------------------------------------------------------------------------------
  Total Return Fund -- Class 3 Shares                   $10.09            $ 9.57          8,045    2011
                                                          9.42             10.09          8,682    2010
                                                          7.98              9.42          8,813    2009
                                                         11.55              7.98          8,719    2008
                                                         10.57             11.55          8,729    2007
                                                         10.00             10.57          6,071    2006
-------------------------------------------------------------------------------------------------------

                                                                                                  NUMBER OF
                                                                ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                               UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                  BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
------------------------------------------------------------------------------------------------------------------
 U.S. Equity Fund -- Class 1 Shares                                $11.21            $10.65          --       2011
                                                                    10.38             11.21          --       2010
                                                                     8.06             10.38          --       2009
                                                                    12.87              8.06          --       2008
                                                                    12.17             12.87          --       2007
                                                                    10.71             12.17          --       2006
                                                                    10.67             10.71          --       2005
                                                                    10.00             10.67          --       2004
------------------------------------------------------------------------------------------------------------------
GENWORTH VARIABLE INSURANCE TRUST
------------------------------------------------------------------------------------------------------------------
 Genworth Calamos Growth Fund -- Service Shares                    $11.56            $10.51          --       2011
                                                                     9.45             11.56          --       2010
                                                                     6.42              9.45          --       2009
                                                                    10.00              6.42          --       2008
------------------------------------------------------------------------------------------------------------------
 Genworth Davis NY Venture Fund -- Service Shares                  $ 9.77            $ 9.13          --       2011
                                                                     8.97              9.77          --       2010
                                                                     7.01              8.97          --       2009
                                                                    10.00              7.01          --       2008
------------------------------------------------------------------------------------------------------------------
 Genworth Eaton Vance Large Cap Value Fund -- Service Shares       $ 9.21            $ 8.58          --       2011
                                                                     8.62              9.21          --       2010
                                                                     7.58              8.62          --       2009
                                                                    10.00              7.58          --       2008
------------------------------------------------------------------------------------------------------------------
 Genworth Enhanced International Index Fund -- Service             $10.88            $ 9.24          --       2011
   Shares                                                           10.00             10.88          --       2010
------------------------------------------------------------------------------------------------------------------
 Genworth Goldman Sachs Enhanced Core Bond Index Fund --           $11.56            $12.05          --       2011
   Service Shares                                                   11.23             11.56          --       2010
                                                                    10.56             11.23          --       2009
                                                                    10.00             10.56          --       2008
------------------------------------------------------------------------------------------------------------------
 Genworth Legg Mason ClearBridge Aggressive Growth Fund --         $11.81            $11.78          --       2011
   Service Shares                                                    9.74             11.81          --       2010
                                                                     7.45              9.74          --       2009
                                                                    10.00              7.45          --       2008
------------------------------------------------------------------------------------------------------------------
 Genworth PIMCO StocksPLUS Fund -- Service Shares                  $11.86            $11.83          --       2011
                                                                    10.31             11.86          --       2010
                                                                     7.22             10.31          --       2009
                                                                    10.00              7.22          --       2008
------------------------------------------------------------------------------------------------------------------
 Genworth PYRAMIS(R) Small/Mid Cap Core Fund -- Service            $10.30            $ 9.33          --       2011
   Shares                                                            8.49             10.30          --       2010
                                                                     6.56              8.49          --       2009
                                                                    10.00              6.56          --       2008
------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VARIABLE INSURANCE TRUST
------------------------------------------------------------------------------------------------------------------
 Goldman Sachs Mid Cap Value Fund                                  $12.81            $11.74          --       2011
                                                                    10.47             12.81          --       2010
                                                                     8.03             10.47          --       2009
                                                                    13.03              8.03          --       2008
                                                                    12.90             13.03          --       2007
                                                                    11.34             12.90          --       2006
                                                                    10.00             11.34          --       2005
------------------------------------------------------------------------------------------------------------------

                                                                                                  NUMBER OF
                                                                ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                               UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                  BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES
------------------------------------------------------------------------------------------------------------------
 Balanced Portfolio -- Service Shares                              $14.13            $14.02         1,389     2011
                                                                    13.35             14.13         1,887     2010
                                                                    10.86             13.35         1,965     2009
                                                                    13.21             10.86         2,000     2008
                                                                    12.24             13.21         2,305     2007
                                                                    11.32             12.24        15,508     2006
                                                                    10.74             11.32         9,565     2005
                                                                    10.00             10.74         3,651     2004
------------------------------------------------------------------------------------------------------------------
 Forty Portfolio -- Service Shares                                 $ 4.48            $13.19            --     2011
                                                                    13.89             14.48            --     2010
                                                                     9.72             13.89            --     2009
                                                                    17.82              9.72            --     2008
                                                                    13.32             17.82            --     2007
                                                                    12.47             13.32            --     2006
                                                                    11.32             12.47            --     2005
                                                                    10.00             11.32            --     2004
------------------------------------------------------------------------------------------------------------------
 Overseas Portfolio -- Service Shares                              $26.43            $17.51            --     2011
                                                                    21.60             26.43            --     2010
                                                                    12.32             21.60            --     2009
                                                                    26.34             12.32            --     2008
                                                                    21.02             26.34            --     2007
                                                                    14.64             21.02            --     2006
                                                                    11.33             14.64            --     2005
                                                                    10.00             11.33            --     2004
------------------------------------------------------------------------------------------------------------------
LEGG MASON PARTNERS VARIABLE EQUITY TRUST
------------------------------------------------------------------------------------------------------------------
 Legg Mason ClearBridge Variable Aggressive Growth                 $11.27            $11.27            --     2011
   Portfolio -- Class II                                             9.23             11.27            --     2010
                                                                     7.03              9.23            --     2009
                                                                    12.08              7.03            --     2008
                                                                    12.29             12.08            --     2007
                                                                    11.34             12.29            --     2006
                                                                    10.56             11.34            --     2005
                                                                    10.00             10.56            --     2004
------------------------------------------------------------------------------------------------------------------
 Legg Mason ClearBridge Variable Equity Income Builder             $ 8.35            $ 8.81         1,110     2011
   Portfolio -- Class II                                             7.61              8.35         1,603     2010
                                                                     6.34              7.61         1,714     2009
                                                                     9.96              6.34         1,699     2008
                                                                    10.00              9.96         1,536     2007
------------------------------------------------------------------------------------------------------------------
 Legg Mason ClearBridge Variable Fundamental All Cap Value         $ 8.49            $ 7.80            --     2011
   Portfolio -- Class I                                              7.44              8.49            --     2010
                                                                     5.87              7.44            --     2009
                                                                     9.46              5.87            --     2008
                                                                    10.00              9.46            --     2007
------------------------------------------------------------------------------------------------------------------
MFS(R) VARIABLE INSURANCE TRUST
------------------------------------------------------------------------------------------------------------------
 MFS(R) Investors Growth Stock Series -- Service Class             $11.64            $11.44            --     2011
   Shares                                                           10.60             11.64            --     2010
                                                                     7.79             10.60            --     2009
                                                                    12.62              7.79            --     2008
                                                                    11.61             12.62            --     2007
                                                                    11.05             11.61            --     2006
                                                                    10.83             11.05            --     2005
                                                                    10.00             10.83            --     2004
------------------------------------------------------------------------------------------------------------------

                                                                                                    NUMBER OF
                                                                  ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                 UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                    BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
--------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Trust Series -- Service Class Shares              $12.15           $ 11.61            --     2011
                                                                      11.20             12.15            --     2010
                                                                       9.04             11.20            --     2009
                                                                      13.83              9.04            --     2008
                                                                      12.84             13.83            --     2007
                                                                      11.64             12.84            --     2006
                                                                      11.11             11.64            --     2005
                                                                      10.00             11.11            --     2004
--------------------------------------------------------------------------------------------------------------------
  MFS(R) New Discovery Series -- Service Class Shares                $15.15           $ 13.28            --     2011
                                                                      11.38             15.15            --     2010
                                                                       7.14             11.38            --     2009
                                                                      12.06              7.14            --     2008
                                                                      12.04             12.06            --     2007
                                                                      10.89             12.04            --     2006
                                                                      10.59             10.89            --     2005
                                                                      10.00             10.59            --     2004
--------------------------------------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                 $10.76           $ 10.70           910     2011
                                                                      10.02             10.76         1,243     2010
                                                                       8.70             10.02         1,302     2009
                                                                      11.44              8.70         1,231     2008
                                                                      11.24             11.44         1,330     2007
                                                                      10.29             11.24            --     2006
                                                                      10.00             10.29            --     2005
--------------------------------------------------------------------------------------------------------------------
  MFS(R) Utilities Series -- Service Class Shares                    $19.97           $ 20.83            --     2011
                                                                      17.97             19.97            --     2010
                                                                      13.82             17.97            --     2009
                                                                      22.69             13.82            --     2008
                                                                      18.18             22.69            --     2007
                                                                      14.18             18.18            --     2006
                                                                      12.42             14.18            --     2005
                                                                      10.00             12.42            --     2004
--------------------------------------------------------------------------------------------------------------------
OPPENHEIMER VARIABLE ACCOUNT FUNDS
--------------------------------------------------------------------------------------------------------------------
  Oppenheimer Balanced Fund/VA -- Service Shares                     $ 8.82           $  8.67         1,118     2011
                                                                       7.99              8.82         1,510     2010
                                                                       6.72              7.99         1,655     2009
                                                                      12.17              6.72         1,564     2008
                                                                      12.01             12.17         1,245     2007
                                                                      11.06             12.01         9,834     2006
                                                                      10.90             11.06         9,774     2005
                                                                      10.00             10.90         3,610     2004
--------------------------------------------------------------------------------------------------------------------
  Oppenheimer Capital Appreciation Fund/VA -- Service Shares         $10.32           $  9.97            --     2011
                                                                       9.66             10.32            --     2010
                                                                       6.84              9.66            --     2009
                                                                      12.87              6.84            --     2008
                                                                      11.54             12.87            --     2007
                                                                      10.95             11.54            --     2006
                                                                      10.67             10.95            --     2005
                                                                      10.00             10.67            --     2004
--------------------------------------------------------------------------------------------------------------------
  Oppenheimer Global Securities Fund/VA -- Service Shares            $13.92           $ 12.46            --     2011
                                                                      12.29             13.92            --     2010
                                                                       9.01             12.29            --     2009
                                                                      15.42              9.01            --     2008
                                                                      14.85             15.42            --     2007
                                                                      12.92             14.85            --     2006
                                                                      11.57             12.92            --     2005
                                                                      10.00             11.57            --     2004
--------------------------------------------------------------------------------------------------------------------

                                                                                                               NUMBER OF
                                                                             ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                            UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                               BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
-------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Fund/VA -- Service Shares                             $10.91            $10.65           --      2011
                                                                                  9.63             10.91           --      2010
                                                                                  7.68              9.63           --      2009
                                                                                 12.78              7.68           --      2008
                                                                                 12.54             12.78           --      2007
                                                                                 11.16             12.54           --      2006
                                                                                 10.78             11.16           --      2005
                                                                                 10.00             10.78           --      2004
-------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Small- & Mid-Cap Fund(R)/VA -- Service Shares         $13.41            $12.82          200      2011
                                                                                 11.13             13.41          200      2010
                                                                                  8.31             11.13          224      2009
                                                                                 13.69              8.31          247      2008
                                                                                 14.18             13.69          209      2007
                                                                                 12.63             14.18          300      2006
                                                                                 11.76             12.63          119      2005
                                                                                 10.00             11.76           --      2004
-------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Small- & Mid-Cap Growth Fund/VA -- Service Shares                 $10.31            $10.17           --      2011
                                                                                  8.28             10.31           --      2010
                                                                                  6.39              8.28           --      2009
                                                                                 12.86              6.39           --      2008
                                                                                 12.39             12.86           --      2007
                                                                                 12.32             12.39           --      2006
                                                                                 11.24             12.32           --      2005
                                                                                 10.00             11.24           --      2004
-------------------------------------------------------------------------------------------------------------------------------
PIMCO VARIABLE INSURANCE TRUST
-------------------------------------------------------------------------------------------------------------------------------
  All Asset Portfolio -- Advisor Class Shares                                   $12.17            $12.14           --      2011
                                                                                 11.00             12.17           --      2010
                                                                                  9.25             11.00           --      2009
                                                                                 11.24              9.25           --      2008
                                                                                 10.61             11.24           --      2007
                                                                                 10.37             10.61           --      2006
                                                                                 10.00             10.37           --      2005
-------------------------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                           $13.71            $13.87          104      2011
                                                                                 12.24             13.71          111      2010
                                                                                  8.91             12.24          115      2009
                                                                                 11.90              8.91          140      2008
                                                                                 11.74             11.90          135      2007
                                                                                 11.00             11.74          239      2006
                                                                                 10.79             11.00          112      2005
                                                                                 10.00             10.79           --      2004
-------------------------------------------------------------------------------------------------------------------------------
  Long-Term U.S. Government Portfolio -- Administrative Class Shares            $13.64            $17.07           --      2011
                                                                                 12.48             13.64           --      2010
                                                                                 13.33             12.48           --      2009
                                                                                 11.61             13.33           --      2008
                                                                                 10.81             11.61           --      2007
                                                                                 10.91             10.81           --      2006
                                                                                 10.64             10.91           --      2005
                                                                                 10.00             10.64           --      2004
-------------------------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares                         $11.86            $11.74          547      2011
                                                                                 11.51             11.86          578      2010
                                                                                 10.37             11.51          546      2009
                                                                                 10.64             10.37          504      2008
                                                                                 10.12             10.64          678      2007
                                                                                  9.95             10.12          675      2006
                                                                                 10.00              9.95           --      2005
-------------------------------------------------------------------------------------------------------------------------------

                                                                                               NUMBER OF
                                                             ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                            UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                               BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
---------------------------------------------------------------------------------------------------------------
  Total Return Portfolio -- Administrative Class Shares         $13.55            $13.75          260      2011
                                                                 12.81             13.55          283      2010
                                                                 11.47             12.81          272      2009
                                                                 11.18             11.47          252      2008
                                                                 10.50             11.18          361      2007
                                                                 10.33             10.50          755      2006
                                                                 10.30             10.33          386      2005
                                                                 10.00             10.30           --      2004
---------------------------------------------------------------------------------------------------------------
RYDEX VARIABLE TRUST
---------------------------------------------------------------------------------------------------------------
  NASDAQ-100(R) Fund                                            $13.14            $13.14           --      2011
                                                                 11.33             13.14           --      2010
                                                                  7.61             11.33           --      2009
                                                                 13.39              7.61           --      2008
                                                                 11.61             13.39           --      2007
                                                                 11.21             11.61           --      2006
                                                                 11.32             11.21           --      2005
                                                                 10.00             11.32           --      2004
---------------------------------------------------------------------------------------------------------------
THE PRUDENTIAL SERIES FUND
---------------------------------------------------------------------------------------------------------------
  Jennison 20/20 Focus Portfolio -- Class II Shares             $15.47            $14.46           --      2011
                                                                 14.72             15.47           --      2010
                                                                  9.55             14.72           --      2009
                                                                 16.10              9.55           --      2008
                                                                 14.94             16.10           --      2007
                                                                 13.43             14.94           --      2006
                                                                 11.31             13.43           --      2005
                                                                 10.00             11.31           --      2004
---------------------------------------------------------------------------------------------------------------
  Jennison Portfolio -- Class II Shares                         $12.27            $12.00           --      2011
                                                                 11.25             12.27           --      2010
                                                                  8.06             11.25           --      2009
                                                                 13.18              8.06           --      2008
                                                                 12.07             13.18           --      2007
                                                                 12.16             12.07           --      2006
                                                                 10.89             12.16           --      2005
                                                                 10.00             10.89           --      2004
---------------------------------------------------------------------------------------------------------------
  Natural Resources Portfolio -- Class II Shares                $25.18            $19.88           --      2011
                                                                 20.18             25.18           --      2010
                                                                 11.68             20.18           --      2009
                                                                 25.49             11.68           --      2008
                                                                 17.63             25.49           --      2007
                                                                 14.80             17.63           --      2006
                                                                 10.00             14.80           --      2005
---------------------------------------------------------------------------------------------------------------
WELLS FARGO VARIABLE TRUST
---------------------------------------------------------------------------------------------------------------
  Wells Fargo Advantage VT Omega Growth Fund -- Class 2         $12.57            $11.62           --      2011
                                                                 10.00             12.57           --      2010
---------------------------------------------------------------------------------------------------------------

         LIFETIME INCOME PLUS (FOR JOINT ANNUITANT CONTRACTS) ELECTED

                                                                                                            NUMBER OF
                                                                          ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                         UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                            BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
----------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
----------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Basic Value Fund -- Series II shares                          $ 7.40            $ 6.98            --     2011
                                                                               7.08              7.40            --     2010
                                                                               4.91              7.08            --     2009
                                                                              10.46              4.91            --     2008
                                                                              10.57             10.46            --     2007
                                                                              10.00             10.57            --     2006
----------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Capital Appreciation Fund -- Series I shares                  $ 8.05            $ 7.24            --     2011
                                                                               7.14              8.05            --     2010
                                                                               6.03              7.14            --     2009
                                                                              10.75              6.03            --     2008
                                                                               9.83             10.75            --     2007
                                                                              10.00              9.83            --     2006
----------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Core Equity Fund -- Series I shares                           $10.37            $10.12            --     2011
                                                                               9.69             10.37            --     2010
                                                                               7.74              9.69            --     2009
                                                                              11.34              7.74            --     2008
                                                                              10.74             11.34            --     2007
                                                                              10.00             10.74            --     2006
----------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. International Growth Fund -- Series II shares                 $10.31            $ 9.36         1,361     2011
                                                                               9.38             10.31         1,284     2010
                                                                               7.12              9.38           972     2009
                                                                              12.26              7.12         1,526     2008
                                                                              10.97             12.26         2,677     2007
                                                                              10.00             10.97            --     2006
----------------------------------------------------------------------------------------------------------------------------
  Invesco Van Kampen V.I. Capital Growth Fund -- Series II shares            $10.20            $ 9.32            --     2011
                                                                               8.73             10.20            --     2010
                                                                               5.40              8.73            --     2009
                                                                              10.87              5.40            --     2008
                                                                               9.54             10.87            --     2007
                                                                              10.00              9.54            --     2006
----------------------------------------------------------------------------------------------------------------------------
  Invesco Van Kampen V.I. Comstock Fund -- Series II shares                  $ 9.23            $ 8.82            --     2011
                                                                               8.17              9.23            --     2010
                                                                               6.51              8.17            --     2009
                                                                              10.39              6.51            --     2008
                                                                              10.90             10.39         2,576     2007
                                                                              10.00             10.90            --     2006
----------------------------------------------------------------------------------------------------------------------------
  Invesco Van Kampen V.I. Equity and Income Fund -- Series II shares         $ 9.58            $ 9.23            --     2011
                                                                               8.76              9.58            --     2010
                                                                               7.32              8.76            --     2009
                                                                               9.70              7.32            --     2008
                                                                              10.00              9.70            --     2007
----------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
----------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Balanced Wealth Strategy Portfolio -- Class B            $ 9.06            $ 8.58            --     2011
                                                                               8.42              9.06           202     2010
                                                                               6.93              8.42           201     2009
                                                                              10.16              6.93           191     2008
                                                                              10.00             10.16            --     2007
----------------------------------------------------------------------------------------------------------------------------

                                                                                                       NUMBER OF
                                                                     ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                    UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                       BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
-----------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Global Thematic Growth Portfolio -- Class B         $10.60            $ 7.93            --     2011
                                                                          9.15             10.60            --     2010
                                                                          6.12              9.15            --     2009
                                                                         11.93              6.12            --     2008
                                                                         10.19             11.93            --     2007
                                                                         10.00             10.19            --     2006
-----------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Growth and Income Portfolio -- Class B              $ 8.45            $ 8.75            --     2011
                                                                          7.67              8.45            --     2010
                                                                          6.53              7.67            --     2009
                                                                         11.27              6.53            --     2008
                                                                         11.01             11.27            --     2007
                                                                         10.00             11.01            --     2006
-----------------------------------------------------------------------------------------------------------------------
  AllianceBernstein International Value Portfolio -- Class B            $ 7.00            $ 5.51         4,591     2011
                                                                          6.88              7.00         3,787     2010
                                                                          5.24              6.88         1,741     2009
                                                                         11.49              5.24         2,785     2008
                                                                         11.14             11.49         6,677     2007
                                                                         10.00             11.14            --     2006
-----------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Large Cap Growth Portfolio -- Class B               $ 9.22            $ 8.67            --     2011
                                                                          8.60              9.22            --     2010
                                                                          6.42              8.60            --     2009
                                                                         10.93              6.42            --     2008
                                                                          9.85             10.93            --     2007
                                                                         10.00              9.85            --     2006
-----------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Small Cap Growth Portfolio -- Class B               $10.19            $10.37            --     2011
                                                                          7.64             10.19            --     2010
                                                                          5.54              7.64            --     2009
                                                                         10.43              5.54            --     2008
                                                                          9.39             10.43            --     2007
                                                                         10.00              9.39            --     2006
-----------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VARIABLE PORTFOLIOS II, INC.
-----------------------------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                              $11.49            $12.54         2,504     2011
                                                                         11.20             11.49         2,813     2010
                                                                         10.40             11.20         2,151     2009
                                                                         10.83             10.40         2,595     2008
                                                                         10.13             10.83            --     2007
                                                                         10.00             10.13            --     2006
-----------------------------------------------------------------------------------------------------------------------
BLACKROCK VARIABLE SERIES FUNDS, INC.
-----------------------------------------------------------------------------------------------------------------------
  BlackRock Basic Value V.I. Fund -- Class III Shares                   $ 9.51            $ 9.03            --     2011
                                                                          8.66              9.51            --     2010
                                                                          6.78              8.66            --     2009
                                                                         11.00              6.78            --     2008
                                                                         11.10             11.00            --     2007
                                                                         10.00             11.10            --     2006
-----------------------------------------------------------------------------------------------------------------------
  BlackRock Global Allocation V.I. Fund -- Class III Shares             $11.80            $11.10        26,480     2011
                                                                         11.01             11.80        31,915     2010
                                                                          9.32             11.01        32,372     2009
                                                                         11.89              9.32        30,126     2008
                                                                         10.43             11.89        23,133     2007
                                                                         10.00             10.43         1,252     2006
-----------------------------------------------------------------------------------------------------------------------

                                                                                                  NUMBER OF
                                                                ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                               UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                  BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
------------------------------------------------------------------------------------------------------------------
 BlackRock Large Cap Growth V.I. Fund -- Class III Shares          $ 8.50            $ 8.50            --     2011
                                                                     7.56              8.50            --     2010
                                                                     6.12              7.56            --     2009
                                                                    10.60              6.12            --     2008
                                                                    10.05             10.60            --     2007
                                                                    10.00             10.05            --     2006
------------------------------------------------------------------------------------------------------------------
 BlackRock Value Opportunities V.I. Fund -- Class III Shares       $ 8.78            $ 8.35            --     2011
                                                                     7.01              8.78            --     2010
                                                                     5.60              7.01            --     2009
                                                                     9.60              5.60            --     2008
                                                                     9.95              9.60            --     2007
                                                                    10.00              9.95            --     2006
------------------------------------------------------------------------------------------------------------------
COLUMBIA FUNDS VARIABLE INSURANCE TRUST I
------------------------------------------------------------------------------------------------------------------
 Columbia Variable Portfolio -- Marsico Growth Fund --             $10.13            $ 9.63            --     2011
   Class 1                                                           8.53             10.13            --     2010
                                                                     6.90              8.53            --     2009
                                                                    11.67              6.90            --     2008
                                                                    10.17             11.67            --     2007
                                                                    10.00             10.17            --     2006
------------------------------------------------------------------------------------------------------------------
 Columbia Variable Portfolio -- Marsico International              $ 9.27            $ 7.59         1,662     2011
   Opportunities Fund -- Class 2                                     8.35              9.27         1,422     2010
                                                                     6.20              8.35           715     2009
                                                                    12.32              6.20         1,188     2008
                                                                    10.55             12.32         2,665     2007
                                                                    10.00             10.55            --     2006
------------------------------------------------------------------------------------------------------------------
EATON VANCE VARIABLE TRUST
------------------------------------------------------------------------------------------------------------------
 VT Floating-Rate Income Fund                                      $10.81            $10.83            --     2011
                                                                    10.14             10.81            --     2010
                                                                     7.20             10.14           608     2009
                                                                    10.11              7.20           926     2008
                                                                    10.19             10.11         2,166     2007
                                                                    10.00             10.19            --     2006
------------------------------------------------------------------------------------------------------------------
FEDERATED INSURANCE SERIES
------------------------------------------------------------------------------------------------------------------
 Federated High Income Bond Fund II -- Service Shares              $12.75            $13.07            --     2011
                                                                    11.42             12.75            --     2010
                                                                     7.67             11.42            --     2009
                                                                    10.62              7.67            --     2008
                                                                    10.55             10.62            --     2007
                                                                    10.00             10.55            --     2006
------------------------------------------------------------------------------------------------------------------
 Federated Kaufmann Fund II -- Service Shares                      $ 9.99            $ 8.44         2,267     2011
                                                                     8.68              9.99         1,991     2010
                                                                     6.89              8.68           713     2009
                                                                    12.14              6.89         1,053     2008
                                                                    10.31             12.14            --     2007
                                                                    10.00             10.31            --     2006
------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND
------------------------------------------------------------------------------------------------------------------
 VIP Balanced Portfolio -- Service Class 2                         $10.99            $10.32         1,876     2011
                                                                     9.56             10.99         2,951     2010
                                                                     7.08              9.56         3,133     2009
                                                                    11.00              7.08         3,409     2008
                                                                    10.37             11.00         3,270     2007
                                                                    10.00             10.37         1,230     2006
------------------------------------------------------------------------------------------------------------------

                                                                                                       NUMBER OF
                                                                     ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                    UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                       BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
-----------------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2                        $ 9.90            $ 9.40            --     2011
                                                                          8.67              9.90            --     2010
                                                                          6.55              8.67            --     2009
                                                                         11.71              6.55            --     2008
                                                                         10.22             11.71         2,356     2007
                                                                         10.00             10.22            --     2006
-----------------------------------------------------------------------------------------------------------------------
  VIP Dynamic Capital Appreciation Portfolio -- Service Class 2         $ 9.24            $ 8.77            --     2011
                                                                          8.02              9.24            --     2010
                                                                          6.05              8.02            --     2009
                                                                         10.56              6.05            --     2008
                                                                         10.13             10.56            --     2007
                                                                         10.00             10.13            --     2006
-----------------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                        $ 8.62            $ 8.47            --     2011
                                                                          7.68              8.62            --     2010
                                                                          6.06              7.68            --     2009
                                                                         10.84              6.06            --     2008
                                                                         10.97             10.84         2,019     2007
                                                                         10.00             10.97            --     2006
-----------------------------------------------------------------------------------------------------------------------
  VIP Growth & Income Portfolio -- Service Class 2                      $ 9.06            $ 8.96            --     2011
                                                                          8.10              9.06            --     2010
                                                                          6.53              8.10            --     2009
                                                                         11.51              6.53            --     2008
                                                                         10.53             11.51            --     2007
                                                                         10.00             10.53            --     2006
-----------------------------------------------------------------------------------------------------------------------
  VIP Growth Portfolio -- Service Class 2                               $ 9.67            $ 9.44            --     2011
                                                                          8.00              9.67            --     2010
                                                                          6.40              8.00            --     2009
                                                                         12.44              6.40            --     2008
                                                                         10.06             12.44            --     2007
                                                                         10.00             10.06            --     2006
-----------------------------------------------------------------------------------------------------------------------
  VIP Investment Grade Bond Portfolio -- Service Class 2                $11.22            $11.73            --     2011
                                                                         10.68             11.22            --     2010
                                                                          9.47             10.68            --     2009
                                                                         10.05              9.47            --     2008
                                                                         10.00             10.05         2,178     2007
-----------------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                              $11.12            $ 9.68            --     2011
                                                                          8.86             11.12            --     2010
                                                                          6.49              8.86            --     2009
                                                                         11.01              6.49            --     2008
                                                                          9.77             11.01         1,002     2007
                                                                         10.00              9.77            --     2006
-----------------------------------------------------------------------------------------------------------------------
  VIP Value Strategies Portfolio -- Service Class 2                     $ 9.79            $ 8.69            --     2011
                                                                          7.93              9.79            --     2010
                                                                          5.17              7.93            --     2009
                                                                         10.87              5.17            --     2008
                                                                         10.56             10.87            --     2007
                                                                         10.00             10.56            --     2006
-----------------------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
-----------------------------------------------------------------------------------------------------------------------
  Franklin Income Securities Fund -- Class 2 Shares                     $11.19            $11.19        41,924     2011
                                                                         10.17             11.19        50,433     2010
                                                                          7.68             10.17        54,106     2009
                                                                         11.19              7.68        75,638     2008
                                                                         11.04             11.19        80,359     2007
                                                                         10.00             11.04         8,722     2006
-----------------------------------------------------------------------------------------------------------------------

                                                                                                                 NUMBER OF
                                                                               ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                              UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                                 BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
---------------------------------------------------------------------------------------------------------------------------------
  Franklin Templeton VIP Founding Funds Allocation Fund -- Class 2 Shares         $ 8.48            $ 8.15            --     2011
                                                                                    7.87              8.48            --     2010
                                                                                    6.19              7.87            --     2009
                                                                                    9.89              6.19            --     2008
                                                                                   10.00              9.89            --     2007
---------------------------------------------------------------------------------------------------------------------------------
  Mutual Shares Securities Fund -- Class 2 Shares                                 $ 9.00            $ 8.70         2,232     2011
                                                                                    8.29              9.00         2,200     2010
                                                                                    6.73              8.29         1,853     2009
                                                                                   10.96              6.73         2,613     2008
                                                                                   10.85             10.96            --     2007
                                                                                   10.00             10.85            --     2006
---------------------------------------------------------------------------------------------------------------------------------
  Templeton Growth Securities Fund -- Class 2 Shares                              $ 8.30            $ 7.54            --     2011
                                                                                    7.92              8.30            --     2010
                                                                                    6.18              7.92            --     2009
                                                                                   10.98              6.18            --     2008
                                                                                   10.99             10.98            --     2007
                                                                                   10.00             10.99            --     2006
---------------------------------------------------------------------------------------------------------------------------------
GE INVESTMENTS FUNDS, INC.
---------------------------------------------------------------------------------------------------------------------------------
  Core Value Equity Fund -- Class 1 Shares                                        $10.23            $ 9.83            --     2011
                                                                                    9.39             10.23            --     2010
                                                                                    7.67              9.39            --     2009
                                                                                   11.71              7.67            --     2008
                                                                                   10.89             11.71            --     2007
                                                                                   10.00             10.89            --     2006
---------------------------------------------------------------------------------------------------------------------------------
  Income Fund -- Class 1 Shares                                                   $10.84            $11.35            --     2011
                                                                                   10.32             10.84            --     2010
                                                                                    9.79             10.32            --     2009
                                                                                   10.57              9.79            --     2008
                                                                                   10.33             10.57            --     2007
                                                                                   10.00             10.33            --     2006
---------------------------------------------------------------------------------------------------------------------------------
  Mid-Cap Equity Fund -- Class 1 Shares                                           $11.24            $10.06            --     2011
                                                                                    9.12             11.24            --     2010
                                                                                    6.60              9.12            --     2009
                                                                                   10.88              6.60            --     2008
                                                                                    9.89             10.88         1,010     2007
                                                                                   10.00              9.89            --     2006
---------------------------------------------------------------------------------------------------------------------------------
  Money Market Fund                                                               $ 9.94            $ 9.71            --     2011
                                                                                   10.18              9.94            --     2010
                                                                                   10.40             10.18            --     2009
                                                                                   10.41             10.40            --     2008
                                                                                   10.16             10.41            --     2007
                                                                                   10.00             10.16        10,313     2006
---------------------------------------------------------------------------------------------------------------------------------
  Premier Growth Equity Fund -- Class 1 Shares                                    $ 9.79            $ 9.60            --     2011
                                                                                    8.98              9.79            --     2010
                                                                                    6.63              8.98            --     2009
                                                                                   10.72              6.63            --     2008
                                                                                   10.42             10.72            --     2007
                                                                                   10.00             10.42            --     2006
---------------------------------------------------------------------------------------------------------------------------------
  Real Estate Securities Fund -- Class 1 Shares                                   $10.53            $11.30           584     2011
                                                                                    8.36             10.53           638     2010
                                                                                    6.31              8.36           370     2009
                                                                                   10.10              6.31           624     2008
                                                                                   12.15             10.10            --     2007
                                                                                   10.00             12.15            --     2006
---------------------------------------------------------------------------------------------------------------------------------

                                                                                                  NUMBER OF
                                                                ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                               UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                  BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
------------------------------------------------------------------------------------------------------------------
 S&P 500(R) Index Fund                                             $ 9.38            $ 9.32             --    2011
                                                                     8.37              9.38             --    2010
                                                                     6.78              8.37             --    2009
                                                                    11.10              6.78             --    2008
                                                                    10.82             11.10          1,479    2007
                                                                    10.00             10.82             --    2006
------------------------------------------------------------------------------------------------------------------
 Small-Cap Equity Fund -- Class 1 Shares                           $ 9.60            $ 9.67             --    2011
                                                                     7.71              9.60             --    2010
                                                                     6.04              7.71             --    2009
                                                                     9.90              6.04             --    2008
                                                                     9.91              9.90             --    2007
                                                                    10.00              9.91             --    2006
------------------------------------------------------------------------------------------------------------------
 Total Return Fund -- Class 3 Shares                               $ 9.97            $ 9.44         66,707    2011
                                                                     9.34              9.97         71,186    2010
                                                                     7.93              9.34         77,622    2009
                                                                    11.50              7.93         91,869    2008
                                                                    10.56             11.50        106,203    2007
                                                                    10.00             10.56         19,138    2006
------------------------------------------------------------------------------------------------------------------
 U.S. Equity Fund -- Class 1 Shares                                $ 9.83            $ 9.32             --    2011
                                                                     9.13              9.83             --    2010
                                                                     7.10              9.13             --    2009
                                                                    11.38              7.10             --    2008
                                                                    10.79             11.38             --    2007
                                                                    10.00             10.79             --    2006
------------------------------------------------------------------------------------------------------------------
GENWORTH VARIABLE INSURANCE TRUST
------------------------------------------------------------------------------------------------------------------
 Genworth Calamos Growth Fund -- Service Shares                    $11.50            $10.42            596    2011
                                                                     9.42             11.50            568    2010
                                                                     6.41              9.42             --    2009
                                                                    10.00              6.41             --    2008
------------------------------------------------------------------------------------------------------------------
 Genworth Davis NY Venture Fund -- Service Shares                  $ 9.72            $ 9.05             --    2011
                                                                     8.94              9.72             --    2010
                                                                     7.00              8.94             --    2009
                                                                    10.00              7.00             --    2008
------------------------------------------------------------------------------------------------------------------
 Genworth Eaton Vance Large Cap Value Fund -- Service Shares       $ 9.15            $ 8.51          2,286    2011
                                                                     8.59              9.15          2,178    2010
                                                                     7.57              8.59          1,777    2009
                                                                    10.00              7.57          2,345    2008
------------------------------------------------------------------------------------------------------------------
 Genworth Enhanced International Index Fund -- Service             $10.86            $ 9.20             --    2011
   Shares                                                           10.00             10.86             --    2010
------------------------------------------------------------------------------------------------------------------
 Genworth Goldman Sachs Enhanced Core Bond Index Fund --           $11.49            $11.95          5,290    2011
   Service Shares                                                   11.19             11.49          5,631    2010
                                                                    10.55             11.19          1,341    2009
                                                                    10.00             10.55          1,629    2008
------------------------------------------------------------------------------------------------------------------
 Genworth Legg Mason ClearBridge Aggressive Growth Fund --         $11.74            $11.68          1,651    2011
   Service Shares                                                    9.71             11.74          1,690    2010
                                                                     7.45              9.71          1,955    2009
                                                                    10.00              7.45          2,938    2008
------------------------------------------------------------------------------------------------------------------
 Genworth PIMCO StocksPLUS Fund -- Service Shares                  $11.79            $11.73          6,614    2011
                                                                    10.27             11.79          6,739    2010
                                                                     7.22             10.27          2,384    2009
                                                                    10.00              7.22          3,938    2008
------------------------------------------------------------------------------------------------------------------

                                                                                                  NUMBER OF
                                                                ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                               UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                  BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
------------------------------------------------------------------------------------------------------------------
 Genworth PYRAMIS(R) Small/Mid Cap Core Fund -- Service            $10.24            $ 9.25         2,095     2011
   Shares                                                            8.46             10.24         1,949     2010
                                                                     6.56              8.46           739     2009
                                                                    10.00              6.56         1,099     2008
------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES
------------------------------------------------------------------------------------------------------------------
 Balanced Portfolio -- Service Shares                              $12.00            $11.88         3,271     2011
                                                                    11.37             12.00         5,344     2010
                                                                     9.27             11.37         3,821     2009
                                                                    11.31              9.27         3,969     2008
                                                                    10.50             11.31         4,461     2007
                                                                    10.00             10.50         1,931     2006
------------------------------------------------------------------------------------------------------------------
 Forty Portfolio -- Service Shares                                 $11.19            $10.17         1,254     2011
                                                                    10.77             11.19         1,178     2010
                                                                     7.55             10.77         1,721     2009
                                                                    13.88              7.55         2,848     2008
                                                                    10.41             13.88         2,015     2007
                                                                    10.00             10.41            --     2006
------------------------------------------------------------------------------------------------------------------
LEGG MASON PARTNERS VARIABLE EQUITY TRUST
------------------------------------------------------------------------------------------------------------------
 Legg Mason ClearBridge Variable Aggressive Growth                 $ 9.34            $ 9.32            --     2011
   Portfolio -- Class II                                             7.67              9.34            --     2010
                                                                     5.85              7.67            --     2009
                                                                    10.08              5.85            --     2008
                                                                    10.29             10.08            --     2007
                                                                    10.00             10.29            --     2006
------------------------------------------------------------------------------------------------------------------
 Legg Mason ClearBridge Variable Equity Income Builder             $ 8.28            $ 8.71           201     2011
   Portfolio -- Class II                                             7.56              8.28         2,344     2010
                                                                     6.31              7.56         2,382     2009
                                                                     9.94              6.31         2,348     2008
                                                                    10.00              9.94         2,259     2007
------------------------------------------------------------------------------------------------------------------
 Legg Mason ClearBridge Variable Fundamental All Cap Value         $ 8.41            $ 7.71            --     2011
   Portfolio -- Class I                                              7.39              8.41            --     2010
                                                                     5.85              7.39            --     2009
                                                                     9.44              5.85            --     2008
                                                                    10.00              9.44            --     2007
------------------------------------------------------------------------------------------------------------------
MFS(R) VARIABLE INSURANCE TRUST
------------------------------------------------------------------------------------------------------------------
 MFS(R) Investors Growth Stock Series -- Service Class             $10.16            $ 9.96            --     2011
   Shares                                                            9.27             10.16            --     2010
                                                                     6.83              9.27            --     2009
                                                                    11.10              6.83            --     2008
                                                                    10.24             11.10            --     2007
                                                                    10.00             10.24            --     2006
------------------------------------------------------------------------------------------------------------------
 MFS(R) Investors Trust Series -- Service Class Shares             $ 9.94            $ 9.47            --     2011
                                                                     9.18              9.94            --     2010
                                                                     7.43              9.18            --     2009
                                                                    11.40              7.43            --     2008
                                                                    10.61             11.40            --     2007
                                                                    10.00             10.61            --     2006
------------------------------------------------------------------------------------------------------------------
 MFS(R) Total Return Series -- Service Class Shares                $10.09            $10.01         1,120     2011
                                                                     9.42             10.09         2,856     2010
                                                                     8.20              9.42         2,094     2009
                                                                    10.81              8.20         1,981     2008
                                                                    10.65             10.81         1,975     2007
                                                                    10.00             10.65            --     2006
------------------------------------------------------------------------------------------------------------------

                                                                                                               NUMBER OF
                                                                             ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                            UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                               BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
-------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Utilities Series -- Service Class Shares                               $13.20            $13.73            --     2011
                                                                                 11.91             13.20            --     2010
                                                                                  9.18             11.91            --     2009
                                                                                 15.12              9.18            --     2008
                                                                                 12.14             15.12            --     2007
                                                                                 10.00             12.14            --     2006
-------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER VARIABLE ACCOUNT FUNDS
-------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Balanced Fund/VA -- Service Shares                                $ 7.81            $ 7.66         1,696     2011
                                                                                  7.10              7.81         3,328     2010
                                                                                  5.98              7.10         3,548     2009
                                                                                 10.86              5.98         3,617     2008
                                                                                 10.75             10.86         3,011     2007
                                                                                 10.00             10.75         1,889     2006
-------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Capital Appreciation Fund/VA -- Service Shares                    $ 8.98            $ 8.65            --     2011
                                                                                  8.43              8.98            --     2010
                                                                                  5.99              8.43            --     2009
                                                                                 11.28              5.99            --     2008
                                                                                 10.15             11.28            --     2007
                                                                                 10.00             10.15            --     2006
-------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Global Securities Fund/VA -- Service Shares                       $ 9.80            $ 8.75         2,186     2011
                                                                                  8.67              9.80         2,014     2010
                                                                                  6.37              8.67         1,050     2009
                                                                                 10.94              6.37         1,716     2008
                                                                                 10.56             10.94            --     2007
                                                                                 10.00             10.56            --     2006
-------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Fund/VA -- Service Shares                             $ 9.19            $ 8.95         8,651     2011
                                                                                  8.13              9.19         8,621     2010
                                                                                  6.50              8.13         2,625     2009
                                                                                 10.85              6.50         3,930     2008
                                                                                 10.67             10.85            --     2007
                                                                                 10.00             10.67            --     2006
-------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Small- & Mid-Cap Fund(R)/VA -- Service Shares         $ 9.28            $ 8.85         4,352     2011
                                                                                  7.73              9.28         4,248     2010
                                                                                  5.78              7.73           405     2009
                                                                                  9.55              5.78           645     2008
                                                                                  9.92              9.55         1,719     2007
                                                                                 10.00              9.92            --     2006
-------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Small- & Mid-Cap Growth Fund/VA -- Service Shares                 $ 7.89            $ 7.77            --     2011
                                                                                  6.35              7.89            --     2010
                                                                                  4.92              6.35            --     2009
                                                                                  9.92              4.92            --     2008
                                                                                  9.58              9.92            --     2007
                                                                                 10.00              9.58            --     2006
-------------------------------------------------------------------------------------------------------------------------------
PIMCO VARIABLE INSURANCE TRUST
-------------------------------------------------------------------------------------------------------------------------------
  All Asset Portfolio -- Advisor Class Shares                                   $11.73            $11.68            --     2011
                                                                                 10.63             11.73            --     2010
                                                                                  8.97             10.63            --     2009
                                                                                 10.92              8.97            --     2008
                                                                                 10.34             10.92            --     2007
                                                                                 10.00             10.34            --     2006
-------------------------------------------------------------------------------------------------------------------------------

                                                                                                            NUMBER OF
                                                                          ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                         UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                            BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
----------------------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                        $12.10            $12.21         1,568     2011
                                                                              10.83             12.10         1,622     2010
                                                                               7.91             10.83           571     2009
                                                                              10.58              7.91           914     2008
                                                                              10.47             10.58            --     2007
                                                                              10.00             10.47            --     2006
----------------------------------------------------------------------------------------------------------------------------
  Long-Term U.S. Government Portfolio -- Administrative Class Shares         $13.21            $16.49            --     2011
                                                                              12.12             13.21            --     2010
                                                                              12.98             12.12           485     2009
                                                                              11.33             12.98           528     2008
                                                                              10.58             11.33         1,930     2007
                                                                              10.00             10.58            --     2006
----------------------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares                      $11.81            $11.66         6,498     2011
                                                                              11.49             11.81         6,597     2010
                                                                              10.38             11.49         4,216     2009
                                                                              10.68             10.38         5,316     2008
                                                                              10.19             10.68        12,339     2007
                                                                              10.00             10.19            --     2006
----------------------------------------------------------------------------------------------------------------------------
  Total Return Portfolio -- Administrative Class Shares                      $13.16            $13.31         4,763     2011
                                                                              12.46             13.16         4,931     2010
                                                                              11.19             12.46         1,210     2009
                                                                              10.94             11.19         1,538     2008
                                                                              10.30             10.94         2,008     2007
                                                                              10.00             10.30            --     2006
----------------------------------------------------------------------------------------------------------------------------
RYDEX VARIABLE TRUST
----------------------------------------------------------------------------------------------------------------------------
  NASDAQ-100(R) Fund                                                         $11.45            $11.43            --     2011
                                                                               9.90             11.45            --     2010
                                                                               6.67              9.90            --     2009
                                                                              11.76              6.67            --     2008
                                                                              10.22             11.76            --     2007
                                                                              10.00             10.22            --     2006
----------------------------------------------------------------------------------------------------------------------------
THE PRUDENTIAL SERIES FUND
----------------------------------------------------------------------------------------------------------------------------
  Jennison 20/20 Focus Portfolio -- Class II Shares                          $10.80            $10.07            --     2011
                                                                              10.30             10.80            --     2010
                                                                               6.70             10.30            --     2009
                                                                              11.32              6.70            --     2008
                                                                              10.53             11.32         1,914     2007
                                                                              10.00             10.53            --     2006
----------------------------------------------------------------------------------------------------------------------------
  Jennison Portfolio -- Class II Shares                                      $10.05            $ 9.81            --     2011
                                                                               9.24             10.05            --     2010
                                                                               6.63              9.24            --     2009
                                                                              10.88              6.63            --     2008
                                                                               9.99             10.88            --     2007
                                                                              10.00              9.99            --     2006
----------------------------------------------------------------------------------------------------------------------------
  Natural Resources Portfolio -- Class II Shares                             $13.49            $10.62            --     2011
                                                                              10.83             13.49            --     2010
                                                                               6.29             10.83           289     2009
                                                                              13.76              6.29           629     2008
                                                                               9.54             13.76           418     2007
                                                                              10.00              9.54            --     2006
----------------------------------------------------------------------------------------------------------------------------
WELLS FARGO VARIABLE TRUST
----------------------------------------------------------------------------------------------------------------------------
  Wells Fargo Advantage VT Omega Growth Fund -- Class 2                      $12.55            $11.58            --     2011
                                                                              10.00             12.55            --     2010
----------------------------------------------------------------------------------------------------------------------------

         LIFETIME INCOME PLUS (FOR SINGLE ANNUITANT CONTRACTS) ELECTED

                                                                                                            NUMBER OF
                                                                          ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                         UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                            BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
----------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
----------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Basic Value Fund -- Series II shares                          $ 8.17            $ 7.72         2,793     2011
                                                                               7.81              8.17         8,884     2010
                                                                               5.41              7.81        11,083     2009
                                                                              11.49              5.41        13,522     2008
                                                                              11.60             11.49        10,434     2007
                                                                              10.50             11.60        10,769     2006
                                                                              10.00             10.50         1,173     2005
----------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Capital Appreciation Fund -- Series I shares                  $ 9.08            $ 8.18            --     2011
                                                                               8.04              9.08            --     2010
                                                                               6.79              8.04            --     2009
                                                                              12.08              6.79            --     2008
                                                                              11.02             12.08            --     2007
                                                                              10.60             11.02            --     2006
                                                                              10.00             10.60            --     2005
----------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Core Equity Fund -- Series I shares                           $10.44            $10.21            --     2011
                                                                               9.75             10.44            --     2010
                                                                               7.77              9.75            --     2009
                                                                              11.37              7.77            --     2008
                                                                              10.75             11.37           480     2007
                                                                              10.00             10.75           512     2006
----------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. International Growth Fund -- Series II shares                 $12.68            $11.54         9,351     2011
                                                                              11.51             12.68        12,456     2010
                                                                               8.73             11.51        20,141     2009
                                                                              15.00              8.73        22,719     2008
                                                                              13.41             15.00        35,808     2007
                                                                              10.72             13.41        32,176     2006
                                                                              10.00             10.72           437     2005
----------------------------------------------------------------------------------------------------------------------------
  Invesco Van Kampen V.I. Capital Growth Fund -- Series II shares            $11.37            $10.41            --     2011
                                                                               9.72             11.37            --     2010
                                                                               6.00              9.72            --     2009
                                                                              12.06              6.00            --     2008
                                                                              10.57             12.06            --     2007
                                                                              10.53             10.57            --     2006
                                                                              10.00             10.53            --     2005
----------------------------------------------------------------------------------------------------------------------------
  Invesco Van Kampen V.I. Comstock Fund -- Series II shares                  $10.19            $ 9.76            --     2011
                                                                               9.00             10.19            --     2010
                                                                               7.17              9.00           389     2009
                                                                              11.42              7.17           396     2008
                                                                              11.96             11.42        32,056     2007
                                                                              10.54             11.96        10,385     2006
                                                                              10.00             10.54            --     2005
----------------------------------------------------------------------------------------------------------------------------
  Invesco Van Kampen V.I. Equity and Income Fund -- Series II shares         $ 9.63            $ 9.30           860     2011
                                                                               8.79              9.63         2,148     2010
                                                                               7.34              8.79         2,237     2009
                                                                               9.71              7.34         2,241     2008
                                                                              10.00              9.71         2,595     2007
----------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
----------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Balanced Wealth Strategy Portfolio -- Class B            $ 9.11            $ 8.64            --     2011
                                                                               8.45              9.11            --     2010
                                                                               6.94              8.45            --     2009
                                                                              10.17              6.94            --     2008
                                                                              10.00             10.17         2,501     2007
----------------------------------------------------------------------------------------------------------------------------

                                                                                                       NUMBER OF
                                                                     ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                    UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                       BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
-----------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Global Thematic Growth Portfolio -- Class B         $11.80            $ 8.84            --     2011
                                                                         10.17             11.80            --     2010
                                                                          6.79             10.17            --     2009
                                                                         13.22              6.79            --     2008
                                                                         11.27             13.22            --     2007
                                                                         10.64             11.27            --     2006
                                                                         10.00             10.64            --     2005
-----------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Growth and Income Portfolio -- Class B              $ 9.27            $ 9.62            --     2011
                                                                          8.40              9.27            --     2010
                                                                          7.14              8.40           357     2009
                                                                         12.31              7.14           340     2008
                                                                         12.01             12.31           292     2007
                                                                         10.49             12.01         1,100     2006
                                                                         10.00             10.49            --     2005
-----------------------------------------------------------------------------------------------------------------------
  AllianceBernstein International Value Portfolio -- Class B            $ 8.90            $ 7.01        25,829     2011
                                                                          8.73              8.90        25,933     2010
                                                                          6.64              8.73        30,524     2009
                                                                         14.54              6.64        34,405     2008
                                                                         14.08             14.54        79,151     2007
                                                                         10.65             14.08        63,437     2006
                                                                         10.00             10.65         1,495     2005
-----------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Large Cap Growth Portfolio -- Class B               $10.00            $ 9.42            --     2011
                                                                          9.31             10.00            --     2010
                                                                          6.94              9.31            --     2009
                                                                         11.80              6.94            --     2008
                                                                         10.62             11.80            --     2007
                                                                         10.93             10.62           884     2006
                                                                         10.00             10.93            --     2005
-----------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Small Cap Growth Portfolio -- Class B               $10.26            $10.46            --     2011
                                                                          7.68             10.26            --     2010
                                                                          5.56              7.68            --     2009
                                                                         10.45              5.56            --     2008
                                                                          9.40             10.45            --     2007
                                                                         10.00              9.40            --     2006
-----------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VARIABLE PORTFOLIOS II, INC.
-----------------------------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                              $11.34            $12.40        18,479     2011
                                                                         11.03             11.34        21,308     2010
                                                                         10.23             11.03        37,019     2009
                                                                         10.63             10.23        33,472     2008
                                                                          9.93             10.63            --     2007
                                                                         10.00              9.93           948     2006
                                                                         10.00             10.00            --     2005
-----------------------------------------------------------------------------------------------------------------------
BLACKROCK VARIABLE SERIES FUNDS, INC.
-----------------------------------------------------------------------------------------------------------------------
  BlackRock Basic Value V.I. Fund -- Class III Shares                   $10.75            $10.22            --     2011
                                                                          9.77             10.75            --     2010
                                                                          7.63              9.77            --     2009
                                                                         12.37              7.63            --     2008
                                                                         12.46             12.37            --     2007
                                                                         10.47             12.46            --     2006
                                                                         10.00             10.47            --     2005
-----------------------------------------------------------------------------------------------------------------------

                                                                                                  NUMBER OF
                                                                ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                               UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                  BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
------------------------------------------------------------------------------------------------------------------
 BlackRock Global Allocation V.I. Fund -- Class III Shares         $13.43            $12.66        120,255    2011
                                                                    12.51             13.43        140,152    2010
                                                                    10.58             12.51        146,772    2009
                                                                    13.47             10.58        155,872    2008
                                                                    11.80             13.47        174,549    2007
                                                                    10.36             11.80         91,525    2006
                                                                    10.00             10.36             --    2005
------------------------------------------------------------------------------------------------------------------
 BlackRock Large Cap Growth V.I. Fund -- Class III Shares          $ 9.67            $ 9.67             --    2011
                                                                     8.59              9.67             --    2010
                                                                     6.93              8.59             --    2009
                                                                    12.00              6.93             --    2008
                                                                    11.35             12.00             --    2007
                                                                    10.86             11.35             --    2006
                                                                    10.00             10.86             --    2005
------------------------------------------------------------------------------------------------------------------
 BlackRock Value Opportunities V.I. Fund -- Class III Shares       $10.31            $ 9.82             --    2011
                                                                     8.22             10.31             --    2010
                                                                     6.56              8.22             --    2009
                                                                    11.22              6.56             --    2008
                                                                    11.61             11.22            948    2007
                                                                    10.57             11.61            882    2006
                                                                    10.00             10.57             --    2005
------------------------------------------------------------------------------------------------------------------
COLUMBIA FUNDS VARIABLE INSURANCE TRUST I
------------------------------------------------------------------------------------------------------------------
 Columbia Variable Portfolio -- Marsico Growth Fund --             $11.06            $10.53            702    2011
   Class 1                                                           9.30             11.06            741    2010
                                                                     7.51              9.30          2,755    2009
                                                                    12.68              7.51          2,923    2008
                                                                    11.04             12.68          2,595    2007
                                                                    10.64             11.04          4,574    2006
                                                                    10.00             10.64             --    2005
------------------------------------------------------------------------------------------------------------------
 Columbia Variable Portfolio -- Marsico International              $11.89            $ 9.75         10,441    2011
   Opportunities Fund -- Class 2                                    10.69             11.89          9,114    2010
                                                                     7.92             10.69         13,103    2009
                                                                    15.73              7.92         15,317    2008
                                                                    13.44             15.73         31,273    2007
                                                                    11.15             13.44         34,073    2006
                                                                    10.00             11.15             --    2005
------------------------------------------------------------------------------------------------------------------
EATON VANCE VARIABLE TRUST
------------------------------------------------------------------------------------------------------------------
 VT Floating-Rate Income Fund                                      $11.05            $11.08            220    2011
                                                                    10.35             11.05            240    2010
                                                                     7.33             10.35         10,269    2009
                                                                    10.29              7.33         11,907    2008
                                                                    10.35             10.29         28,993    2007
                                                                    10.04             10.35             --    2006
                                                                    10.00             10.04             --    2005
------------------------------------------------------------------------------------------------------------------
FEDERATED INSURANCE SERIES
------------------------------------------------------------------------------------------------------------------
 Federated High Income Bond Fund II -- Service Shares              $13.30            $13.65             --    2011
                                                                    11.89             13.30             --    2010
                                                                     7.97             11.89             90    2009
                                                                    11.03              7.97            105    2008
                                                                    10.93             11.03            508    2007
                                                                    10.11             10.93          1,268    2006
                                                                    10.00             10.11            421    2005
------------------------------------------------------------------------------------------------------------------

                                                                                                       NUMBER OF
                                                                     ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                    UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                       BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
-----------------------------------------------------------------------------------------------------------------------
  Federated Kaufmann Fund II -- Service Shares                          $11.59            $ 9.80         14,107    2011
                                                                         10.06             11.59         12,643    2010
                                                                          7.97             10.06         10,346    2009
                                                                         14.03              7.97         11,160    2008
                                                                         11.89             14.03             --    2007
                                                                         10.61             11.89             --    2006
                                                                         10.00             10.61             --    2005
-----------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND
-----------------------------------------------------------------------------------------------------------------------
  VIP Asset Manager/SM/ Portfolio -- Service Class 2                    $11.88            $11.30          9,078    2011
                                                                         10.66             11.88         12,544    2010
                                                                          8.47             10.66         12,761    2009
                                                                         12.18              8.47         16,547    2008
                                                                         10.81             12.18         17,051    2007
                                                                         10.32             10.81         18,475    2006
                                                                         10.00             10.32             --    2005
-----------------------------------------------------------------------------------------------------------------------
  VIP Balanced Portfolio -- Service Class 2                             $11.07            $10.41        132,557    2011
                                                                          9.61             11.07        145,128    2010
                                                                          7.10              9.61        163,938    2009
                                                                         11.03              7.10        169,828    2008
                                                                         10.38             11.03        193,300    2007
                                                                         10.00             10.38        113,483    2006
-----------------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2                        $11.34            $10.78             --    2011
                                                                          9.91             11.34             --    2010
                                                                          7.48              9.91            352    2009
                                                                         13.35              7.48            380    2008
                                                                         11.64             13.35         27,962    2007
                                                                         10.68             11.64         18,496    2006
                                                                         10.00             10.68             --    2005
-----------------------------------------------------------------------------------------------------------------------
  VIP Dynamic Capital Appreciation Portfolio -- Service Class 2         $11.08            $10.53             --    2011
                                                                          9.60             11.08             --    2010
                                                                          7.23              9.60             --    2009
                                                                         12.60              7.23             --    2008
                                                                         12.07             12.60             --    2007
                                                                         10.85             12.07             --    2006
                                                                         10.00             10.85             --    2005
-----------------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                        $ 9.75            $ 9.60            991    2011
                                                                          8.68              9.75          6,083    2010
                                                                          6.83              8.68         11,740    2009
                                                                         12.21              6.83         12,975    2008
                                                                         12.33             12.21         37,733    2007
                                                                         10.51             12.33         15,354    2006
                                                                         10.00             10.51          1,166    2005
-----------------------------------------------------------------------------------------------------------------------
  VIP Growth & Income Portfolio -- Service Class 2                      $10.07            $ 9.99             --    2011
                                                                          8.99             10.07             --    2010
                                                                          7.24              8.99             --    2009
                                                                         12.74              7.24             --    2008
                                                                         11.65             12.74             --    2007
                                                                         10.55             11.65             --    2006
                                                                         10.00             10.55             --    2005
-----------------------------------------------------------------------------------------------------------------------

                                                                                                                 NUMBER OF
                                                                               ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                              UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                                 BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
---------------------------------------------------------------------------------------------------------------------------------
  VIP Growth Portfolio -- Service Class 2                                         $10.61            $10.37          1,086    2011
                                                                                    8.76             10.61          6,760    2010
                                                                                    7.00              8.76         10,219    2009
                                                                                   13.58              7.00         10,702    2008
                                                                                   10.97             13.58          8,899    2007
                                                                                   10.52             10.97         11,835    2006
                                                                                   10.00             10.52            918    2005
---------------------------------------------------------------------------------------------------------------------------------
  VIP Investment Grade Bond Portfolio -- Service Class 2                          $11.28            $11.81             --    2011
                                                                                   10.73             11.28             --    2010
                                                                                    9.50             10.73            264    2009
                                                                                   10.06              9.50            231    2008
                                                                                   10.00             10.06         29,771    2007
---------------------------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                                        $13.42            $11.70          1,161    2011
                                                                                   10.67             13.42          4,324    2010
                                                                                    7.81             10.67          6,653    2009
                                                                                   13.22              7.81          7,841    2008
                                                                                   11.72             13.22         19,688    2007
                                                                                   10.66             11.72         10,237    2006
                                                                                   10.00             10.66          1,032    2005
---------------------------------------------------------------------------------------------------------------------------------
  VIP Value Strategies Portfolio -- Service Class 2                               $11.38            $10.13             --    2011
                                                                                    9.21             11.38             --    2010
                                                                                    5.99              9.21             --    2009
                                                                                   12.58              5.99             --    2008
                                                                                   12.20             12.58             --    2007
                                                                                   10.75             12.20             --    2006
                                                                                   10.00             10.75             --    2005
---------------------------------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
---------------------------------------------------------------------------------------------------------------------------------
  Franklin Income Securities Fund -- Class 2 Shares                               $11.70            $11.71        475,988    2011
                                                                                   10.62             11.70        546,217    2010
                                                                                    8.00             10.62        639,726    2009
                                                                                   11.64              8.00        743,113    2008
                                                                                   11.47             11.64        813,173    2007
                                                                                    9.92             11.47        430,036    2006
                                                                                   10.00              9.92         20,760    2005
---------------------------------------------------------------------------------------------------------------------------------
  Franklin Templeton VIP Founding Funds Allocation Fund -- Class 2 Shares         $ 8.52            $ 8.21          6,709    2011
                                                                                    7.90              8.52         12,385    2010
                                                                                    6.20              7.90          8,306    2009
                                                                                    9.89              6.20          8,678    2008
                                                                                   10.00              9.89          9,801    2007
---------------------------------------------------------------------------------------------------------------------------------
  Mutual Shares Securities Fund -- Class 2 Shares                                 $ 9.06            $ 8.77         16,038    2011
                                                                                    8.33              9.06         16,200    2010
                                                                                    6.76              8.33         30,967    2009
                                                                                   10.99              6.76         32,215    2008
                                                                                   10.86             10.99             --    2007
                                                                                   10.00             10.86         20,039    2006
---------------------------------------------------------------------------------------------------------------------------------
  Templeton Growth Securities Fund -- Class 2 Shares                              $ 8.36            $ 7.61             --    2011
                                                                                    7.96              8.36             --    2010
                                                                                    6.21              7.96             --    2009
                                                                                   11.01              6.21             --    2008
                                                                                   11.00             11.01             --    2007
                                                                                   10.00             11.00             --    2006
---------------------------------------------------------------------------------------------------------------------------------

                                                                                       NUMBER OF
                                                     ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                    UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                       BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
-------------------------------------------------------------------------------------------------------
GE INVESTMENTS FUNDS, INC.
-------------------------------------------------------------------------------------------------------
  Core Value Equity Fund -- Class 1 Shares              $11.27            $10.84            --     2011
                                                         10.32             11.27            --     2010
                                                          8.42             10.32            --     2009
                                                         12.83              8.42            --     2008
                                                         11.92             12.83            --     2007
                                                         10.34             11.92            --     2006
                                                         10.00             10.34            --     2005
-------------------------------------------------------------------------------------------------------
  Income Fund -- Class 1 Shares                         $10.79            $11.32            --     2011
                                                         10.26             10.79            --     2010
                                                          9.72             10.26            --     2009
                                                         10.48              9.72            --     2008
                                                         10.22             10.48            --     2007
                                                         10.01             10.22        53,606     2006
                                                         10.00             10.01            --     2005
-------------------------------------------------------------------------------------------------------
  Mid-Cap Equity Fund -- Class 1 Shares                 $12.74            $11.42            --     2011
                                                         10.33             12.74            --     2010
                                                          7.46             10.33           135     2009
                                                         12.28              7.46           153     2008
                                                         11.15             12.28        12,133     2007
                                                         10.51             11.15           677     2006
                                                         10.00             10.51            --     2005
-------------------------------------------------------------------------------------------------------
  Money Market Fund                                     $10.10            $ 9.88        19,287     2011
                                                         10.33             10.10        16,923     2010
                                                         10.53             10.33        22,059     2009
                                                         10.53             10.53        18,670     2008
                                                         10.27             10.53        60,264     2007
                                                         10.03             10.27        27,597     2006
                                                         10.00             10.03         1,229     2005
-------------------------------------------------------------------------------------------------------
  Premier Growth Equity Fund -- Class 1 Shares          $10.47            $10.29            --     2011
                                                          9.60             10.47            --     2010
                                                          7.07              9.60            --     2009
                                                         11.42              7.07            --     2008
                                                         11.08             11.42            --     2007
                                                         10.39             11.08            --     2006
                                                         10.00             10.39            --     2005
-------------------------------------------------------------------------------------------------------
  Real Estate Securities Fund -- Class 1 Shares         $12.16            $13.06         3,511     2011
                                                          9.64             12.16         3,943     2010
                                                          7.26              9.64         5,404     2009
                                                         11.61              7.26         6,407     2008
                                                         13.94             11.61            --     2007
                                                         10.72             13.94            --     2006
                                                         10.00             10.72            --     2005
-------------------------------------------------------------------------------------------------------
  S&P 500(R) Index Fund                                 $10.27            $10.21            --     2011
                                                          9.14             10.27            --     2010
                                                          7.40              9.14           229     2009
                                                         12.09              7.40           229     2008
                                                         11.76             12.09        18,383     2007
                                                         10.42             11.76            --     2006
                                                         10.00             10.42            --     2005
-------------------------------------------------------------------------------------------------------

                                                                                                  NUMBER OF
                                                                ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                               UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                  BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
------------------------------------------------------------------------------------------------------------------
 Small-Cap Equity Fund -- Class 1 Shares                           $11.20            $11.29              --   2011
                                                                     8.98             11.20              --   2010
                                                                     7.02              8.98              --   2009
                                                                    11.50              7.02              --   2008
                                                                    11.48             11.50              --   2007
                                                                    10.36             11.48              --   2006
                                                                    10.00             10.36              --   2005
------------------------------------------------------------------------------------------------------------------
 Total Return Fund -- Class 1 Shares                               $11.05            $10.50         106,409   2011
                                                                    10.30             11.05         116,870   2010
                                                                     8.72             10.30         169,972   2009
                                                                    12.61              8.72         180,763   2008
                                                                    11.55             12.61         205,043   2007
                                                                    10.38             11.55         264,839   2006
                                                                    10.00             10.38          90,393   2005
------------------------------------------------------------------------------------------------------------------
 Total Return Fund -- Class 3 Shares                               $10.04            $ 9.52         725,057   2011
                                                                     9.39             10.04         811,731   2010
                                                                     7.96              9.39         922,745   2009
                                                                    11.53              7.96         962,605   2008
                                                                    10.57             11.53       1,087,067   2007
                                                                    10.00             10.57         575,312   2006
------------------------------------------------------------------------------------------------------------------
 U.S. Equity Fund -- Class 1 Shares                                $10.78            $10.23              --   2011
                                                                     9.99             10.78              --   2010
                                                                     7.76              9.99              --   2009
                                                                    12.42              7.76              --   2008
                                                                    11.75             12.42              --   2007
                                                                    10.35             11.75              --   2006
                                                                    10.00             10.35              --   2005
------------------------------------------------------------------------------------------------------------------
GENWORTH VARIABLE INSURANCE TRUST
------------------------------------------------------------------------------------------------------------------
 Genworth Calamos Growth Fund -- Service Shares                    $11.54            $10.47           4,543   2011
                                                                     9.43             11.54           4,415   2010
                                                                     6.42              9.43              --   2009
                                                                    10.00              6.42              --   2008
------------------------------------------------------------------------------------------------------------------
 Genworth Davis NY Venture Fund -- Service Shares                  $ 9.75            $ 9.09              --   2011
                                                                     8.96              9.75              --   2010
                                                                     7.00              8.96              --   2009
                                                                    10.00              7.00              --   2008
------------------------------------------------------------------------------------------------------------------
 Genworth Eaton Vance Large Cap Value Fund -- Service Shares       $ 9.19            $ 8.55          16,305   2011
                                                                     8.61              9.19          15,923   2010
                                                                     7.58              8.61          29,833   2009
                                                                    10.00              7.58          28,840   2008
------------------------------------------------------------------------------------------------------------------
 Genworth Enhanced International Index Fund -- Service             $10.87            $ 9.23             383   2011
   Shares                                                           10.00             10.87             372   2010
------------------------------------------------------------------------------------------------------------------
 Genworth Goldman Sachs Enhanced Core Bond Index Fund --           $11.53            $12.01          38,287   2011
   Service Shares                                                   11.21             11.53          41,856   2010
                                                                    10.56             11.21          22,686   2009
                                                                    10.00             10.56          20,496   2008
------------------------------------------------------------------------------------------------------------------
 Genworth Legg Mason ClearBridge Aggressive Growth Fund --         $11.78            $11.74          11,813   2011
   Service Shares                                                    9.73             11.78          12,420   2010
                                                                     7.45              9.73          32,231   2009
                                                                    10.00              7.45          35,709   2008
------------------------------------------------------------------------------------------------------------------
 Genworth PIMCO StocksPLUS Fund -- Service Shares                  $11.83            $11.79          47,197   2011
                                                                    10.29             11.83          49,383   2010
                                                                     7.22             10.29          40,013   2009
                                                                    10.00              7.22          48,496   2008
------------------------------------------------------------------------------------------------------------------

                                                                                                  NUMBER OF
                                                                ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                               UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                  BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
------------------------------------------------------------------------------------------------------------------
 Genworth PYRAMIS(R) Small/Mid Cap Core Fund -- Service            $10.27            $ 9.30        14,961     2011
   Shares                                                            8.48             10.27        14,244     2010
                                                                     6.56              8.48        12,237     2009
                                                                    10.00              6.56        13,536     2008
------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VARIABLE INSURANCE TRUST
------------------------------------------------------------------------------------------------------------------
 Goldman Sachs Mid Cap Value Fund                                  $11.67            $10.68            --     2011
                                                                     9.54             11.67            --     2010
                                                                     7.33              9.54         1,519     2009
                                                                    11.90              7.33         1,772     2008
                                                                    11.80             11.90         1,571     2007
                                                                    10.38             11.80         2,250     2006
                                                                    10.00             10.38            --     2005
------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES
------------------------------------------------------------------------------------------------------------------
 Balanced Portfolio -- Service Shares                              $12.94            $12.83        28,493     2011
                                                                    12.24             12.94        39,412     2010
                                                                     9.97             12.24        39,462     2009
                                                                    12.14              9.97        44,814     2008
                                                                    11.26             12.14        39,175     2007
                                                                    10.42             11.26        52,405     2006
                                                                    10.00             10.42           731     2005
------------------------------------------------------------------------------------------------------------------
 Forty Portfolio -- Service Shares                                 $12.15            $11.05         8,440     2011
                                                                    11.66             12.15         8,087     2010
                                                                     8.17             11.66        26,967     2009
                                                                    15.00              8.17        32,576     2008
                                                                    11.22             15.00        25,122     2007
                                                                    10.52             11.22        23,832     2006
                                                                    10.00             10.52            --     2005
------------------------------------------------------------------------------------------------------------------
LEGG MASON PARTNERS VARIABLE EQUITY TRUST
------------------------------------------------------------------------------------------------------------------
 Legg Mason ClearBridge Variable Aggressive Growth                 $10.30            $10.29            --     2011
   Portfolio -- Class II                                             8.44             10.30            --     2010
                                                                     6.43              8.44            --     2009
                                                                    11.07              6.43            --     2008
                                                                    11.28             11.07            --     2007
                                                                    10.41             11.28            --     2006
                                                                    10.00             10.41            --     2005
------------------------------------------------------------------------------------------------------------------
 Legg Mason ClearBridge Variable Equity Income Builder             $ 8.32            $ 8.77        16,268     2011
   Portfolio -- Class II                                             7.59              8.32        20,115     2010
                                                                     6.33              7.59        21,549     2009
                                                                     9.95              6.33        21,654     2008
                                                                    10.00              9.95        10,829     2007
------------------------------------------------------------------------------------------------------------------
 Legg Mason ClearBridge Variable Fundamental All Cap Value         $ 8.46            $ 7.76            --     2011
   Portfolio -- Class I                                              7.42              8.46            --     2010
                                                                     5.86              7.42            --     2009
                                                                     9.45              5.86            --     2008
                                                                    10.00              9.45            --     2007
------------------------------------------------------------------------------------------------------------------
MFS(R) VARIABLE INSURANCE TRUST
------------------------------------------------------------------------------------------------------------------
 MFS(R) Investors Growth Stock Series -- Service Class             $10.93            $10.73            --     2011
   Shares                                                            9.97             10.93            --     2010
                                                                     7.33              9.97           107     2009
                                                                    11.89              7.33           116     2008
                                                                    10.95             11.89           107     2007
                                                                    10.43             10.95           119     2006
                                                                    10.00             10.43            --     2005
------------------------------------------------------------------------------------------------------------------

                                                                                                    NUMBER OF
                                                                  ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                 UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                    BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
--------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Trust Series -- Service Class Shares              $10.91            $10.41            --     2011
                                                                      10.06             10.91            --     2010
                                                                       8.13             10.06            --     2009
                                                                      12.45              8.13            --     2008
                                                                      11.57             12.45            --     2007
                                                                      10.50             11.57            --     2006
                                                                      10.00             10.50            --     2005
--------------------------------------------------------------------------------------------------------------------
  MFS(R) New Discovery Series -- Service Class Shares                $14.68            $12.85            --     2011
                                                                      11.04             14.68            --     2010
                                                                       6.93             11.04           168     2009
                                                                      11.72              6.93           222     2008
                                                                      11.72             11.72           191     2007
                                                                      10.61             11.72           832     2006
                                                                      10.00             10.61            --     2005
--------------------------------------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                 $10.59            $10.52        56,818     2011
                                                                       9.88             10.59        64,963     2010
                                                                       8.58              9.88        72,824     2009
                                                                      11.29              8.58        77,670     2008
                                                                      11.11             11.29        92,286     2007
                                                                      10.18             11.11        62,600     2006
                                                                      10.00             10.18            --     2005
--------------------------------------------------------------------------------------------------------------------
  MFS(R) Utilities Series -- Service Class Shares                    $14.04            $14.63            --     2011
                                                                      12.65             14.04            --     2010
                                                                       9.73             12.65            --     2009
                                                                      16.00              9.73            --     2008
                                                                      12.83             16.00            --     2007
                                                                      10.02             12.83            --     2006
                                                                      10.00             10.02            --     2005
--------------------------------------------------------------------------------------------------------------------
OPPENHEIMER VARIABLE ACCOUNT FUNDS
--------------------------------------------------------------------------------------------------------------------
  Oppenheimer Balanced Fund/VA -- Service Shares                     $ 7.97            $ 7.83        33,188     2011
                                                                       7.24              7.97        34,583     2010
                                                                       6.08              7.24        12,485     2009
                                                                      11.03              6.08        21,111     2008
                                                                      10.90             11.03        22,460     2007
                                                                      10.06             10.90        21,536     2006
                                                                      10.00             10.06        11,067     2005
--------------------------------------------------------------------------------------------------------------------
  Oppenheimer Capital Appreciation Fund/VA -- Service Shares         $ 9.91            $ 9.56            --     2011
                                                                       9.29              9.91            --     2010
                                                                       6.59              9.29            --     2009
                                                                      12.40              6.59            --     2008
                                                                      11.13             12.40            --     2007
                                                                      10.57             11.13            --     2006
                                                                      10.00             10.57            --     2005
--------------------------------------------------------------------------------------------------------------------
  Oppenheimer Global Securities Fund/VA -- Service Shares            $11.37            $10.17        13,593     2011
                                                                      10.05             11.37        12,774     2010
                                                                       7.37             10.05        15,318     2009
                                                                      12.64              7.37        18,032     2008
                                                                      12.18             12.64            --     2007
                                                                      10.61             12.18            --     2006
                                                                      10.00             10.61            --     2005
--------------------------------------------------------------------------------------------------------------------

                                                                                                               NUMBER OF
                                                                             ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                            UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                               BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
-------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Fund/VA -- Service Shares                             $10.18            $ 9.92         56,060    2011
                                                                                  8.99             10.18         57,241    2010
                                                                                  7.18              8.99         39,954    2009
                                                                                 11.96              7.18         43,179    2008
                                                                                 11.74             11.96             --    2007
                                                                                 10.46             11.74         41,494    2006
                                                                                 10.00             10.46             --    2005
-------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Small- & Mid-Cap Fund(R)/VA -- Service Shares         $11.17            $10.66         26,552    2011
                                                                                  9.28             11.17         29,942    2010
                                                                                  6.93              9.28         13,657    2009
                                                                                 11.44              6.93         15,964    2008
                                                                                 11.86             11.44         28,083    2007
                                                                                 10.58             11.86          9,757    2006
                                                                                 10.00             10.58            907    2005
-------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Small- & Mid-Cap Growth Fund/VA -- Service Shares                 $ 8.85            $ 8.73             --    2011
                                                                                  7.12              8.85             --    2010
                                                                                  5.50              7.12             --    2009
                                                                                 11.08              5.50             --    2008
                                                                                 10.68             11.08             --    2007
                                                                                 10.64             10.68             --    2006
                                                                                 10.00             10.64             --    2005
-------------------------------------------------------------------------------------------------------------------------------
PIMCO VARIABLE INSURANCE TRUST
-------------------------------------------------------------------------------------------------------------------------------
  All Asset Portfolio -- Advisor Class Shares                                   $11.81            $11.77             --    2011
                                                                                 10.69             11.81             --    2010
                                                                                  9.00             10.69             --    2009
                                                                                 10.94              9.00             --    2008
                                                                                 10.34             10.94             --    2007
                                                                                 10.11             10.34             --    2006
                                                                                 10.00             10.11             --    2005
-------------------------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                           $12.53            $12.67         11,391    2011
                                                                                 11.19             12.53         13,825    2010
                                                                                  8.16             11.19         12,915    2009
                                                                                 10.91              8.16         15,548    2008
                                                                                 10.78             10.91          5,404    2007
                                                                                 10.10             10.78         26,056    2006
                                                                                 10.00             10.10            123    2005
-------------------------------------------------------------------------------------------------------------------------------
  Long-Term U.S. Government Portfolio -- Administrative Class Shares            $12.48            $15.60             --    2011
                                                                                 11.43             12.48             --    2010
                                                                                 12.22             11.43         10,369    2009
                                                                                 10.65             12.22         19,884    2008
                                                                                  9.93             10.65         31,632    2007
                                                                                 10.03              9.93         24,888    2006
                                                                                 10.00             10.03             --    2005
-------------------------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares                         $11.85            $11.72         49,507    2011
                                                                                 11.51             11.85         59,861    2010
                                                                                 10.38             11.51         88,906    2009
                                                                                 10.66             10.38         83,568    2008
                                                                                 10.16             10.66        195,688    2007
                                                                                  9.99             10.16         34,363    2006
                                                                                 10.00              9.99          2,470    2005
-------------------------------------------------------------------------------------------------------------------------------

                                                                                               NUMBER OF
                                                             ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                            UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                               BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
---------------------------------------------------------------------------------------------------------------
  Total Return Portfolio -- Administrative Class Shares         $13.03            $13.20         36,197    2011
                                                                 12.32             13.03         42,755    2010
                                                                 11.05             12.32         28,119    2009
                                                                 10.78             11.05         26,628    2008
                                                                 10.14             10.78         39,645    2007
                                                                  9.98             10.14        119,630    2006
                                                                 10.00              9.98          1,376    2005
---------------------------------------------------------------------------------------------------------------
RYDEX VARIABLE TRUST
---------------------------------------------------------------------------------------------------------------
  NASDAQ-100(R) Fund                                            $12.26            $12.25             --    2011
                                                                 10.58             12.26             --    2010
                                                                  7.12             10.58             --    2009
                                                                 12.53              7.12             --    2008
                                                                 10.88             12.53             --    2007
                                                                 10.51             10.88             --    2006
                                                                 10.00             10.51             --    2005
---------------------------------------------------------------------------------------------------------------
THE PRUDENTIAL SERIES FUND
---------------------------------------------------------------------------------------------------------------
  Jennison 20/20 Focus Portfolio -- Class II Shares             $12.23            $11.42             --    2011
                                                                 11.65             12.23             --    2010
                                                                  7.57             11.65            240    2009
                                                                 12.77              7.57            299    2008
                                                                 11.85             12.77         23,173    2007
                                                                 10.67             11.85         40,830    2006
                                                                 10.00             10.67             --    2005
---------------------------------------------------------------------------------------------------------------
  Jennison Portfolio -- Class II Shares                         $10.81            $10.56             --    2011
                                                                  9.91             10.81             --    2010
                                                                  7.11              9.91             --    2009
                                                                 11.64              7.11             --    2008
                                                                 10.67             11.64          1,445    2007
                                                                 10.76             10.67          1,486    2006
                                                                 10.00             10.76             --    2005
---------------------------------------------------------------------------------------------------------------
  Natural Resources Portfolio -- Class II Shares                $18.57            $14.65             78    2011
                                                                 14.89             18.57             73    2010
                                                                  8.63             14.89          3,554    2009
                                                                 18.85              8.63          5,394    2008
                                                                 13.05             18.85          4,087    2007
                                                                 10.97             13.05             --    2006
                                                                 10.00             10.97             --    2005
---------------------------------------------------------------------------------------------------------------
WELLS FARGO VARIABLE TRUST
---------------------------------------------------------------------------------------------------------------
  Wells Fargo Advantage VT Omega Growth Fund -- Class 2         $12.56            $11.61             --    2011
                                                                 10.00             12.56             --    2010
---------------------------------------------------------------------------------------------------------------

       LIFETIME INCOME PLUS 2007 (FOR JOINT ANNUITANT CONTRACTS) ELECTED

                                                                       ACCUMULATION ACCUMULATION  NUMBER OF
                                                                       UNIT VALUES  UNIT VALUES  ACCUMULATION
                                                                       AT BEGINNING  AT END OF   UNITS AT END
SUBACCOUNTS                                                             OF PERIOD      PERIOD     OF PERIOD   YEAR
------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Basic Value Fund -- Series II shares                       $ 7.36       $ 6.94           --    2011
                                                                            7.06         7.36           --    2010
                                                                            4.90         7.06           --    2009
                                                                           10.44         4.90           --    2008
                                                                           10.56        10.44           --    2007
                                                                           10.00        10.56           --    2006
------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Capital Appreciation Fund -- Series I shares               $ 8.01       $ 7.19           --    2011
                                                                            7.11         8.01           --    2010
                                                                            6.02         7.11           --    2009
                                                                           10.73         6.02           --    2008
                                                                            9.82        10.73           --    2007
                                                                           10.00         9.82           --    2006
------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Core Equity Fund -- Series I shares                        $10.32       $10.06           --    2011
                                                                            9.66        10.32           --    2010
                                                                            7.71         9.66           --    2009
                                                                           11.32         7.71           --    2008
                                                                           10.74        11.32           --    2007
                                                                           10.00        10.74           --    2006
------------------------------------------------------------------------------------------------------------------
  Invesco V.I. International Growth Fund -- Series II shares              $10.26       $ 9.31        4,038    2011
                                                                            9.34        10.26        4,015    2010
                                                                            7.10         9.34        6,317    2009
                                                                           12.23         7.10        7,451    2008
                                                                           10.96        12.23       10,511    2007
                                                                           10.00        10.96           --    2006
------------------------------------------------------------------------------------------------------------------
  Invesco Van Kampen V.I. Comstock Fund -- Series II shares               $ 9.18       $ 8.77           --    2011
                                                                            8.14         9.18           --    2010
                                                                            6.50         8.14           --    2009
                                                                           10.37         6.50           --    2008
                                                                           10.89        10.37       10,190    2007
                                                                           10.00        10.89           --    2006
------------------------------------------------------------------------------------------------------------------
  Invesco Van Kampen V.I. Equity and Income Fund -- Series II shares      $ 9.54       $ 9.19          384    2011
                                                                            8.73         9.54          418    2010
                                                                            7.31         8.73          454    2009
                                                                            9.69         7.31          490    2008
                                                                           10.00         9.69          489    2007
------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Balanced Wealth Strategy Portfolio -- Class B         $ 9.03       $ 8.54        3,259    2011
                                                                            8.40         9.03        1,642    2010
                                                                            6.92         8.40        1,793    2009
                                                                           10.16         6.92        1,963    2008
                                                                           10.00        10.16          469    2007
------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Global Thematic Growth Portfolio -- Class B           $10.55       $ 7.88           --    2011
                                                                            9.12        10.55           --    2010
                                                                            6.10         9.12           --    2009
                                                                           11.91         6.10           --    2008
                                                                           10.19        11.91           --    2007
                                                                           10.00        10.19           --    2006
------------------------------------------------------------------------------------------------------------------

                                                                                                    NUMBER OF
                                                                  ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                 UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                    BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
--------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Growth and Income Portfolio -- Class B           $ 8.41            $ 8.70             --    2011
                                                                       7.64              8.41             --    2010
                                                                       6.51              7.64             --    2009
                                                                      11.25              6.51             --    2008
                                                                      11.00             11.25             --    2007
                                                                      10.00             11.00             --    2006
--------------------------------------------------------------------------------------------------------------------
  AllianceBernstein International Value Portfolio -- Class B         $ 6.97            $ 5.48         13,570    2011
                                                                       6.85              6.97         11,810    2010
                                                                       5.23              6.85         11,446    2009
                                                                      11.47              5.23         13,419    2008
                                                                      11.14             11.47         25,945    2007
                                                                      10.00             11.14             --    2006
--------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Large Cap Growth Portfolio -- Class B            $ 9.18            $ 8.62             --    2011
                                                                       8.56              9.18             --    2010
                                                                       6.40              8.56             --    2009
                                                                      10.91              6.40             --    2008
                                                                       9.84             10.91             --    2007
                                                                      10.00              9.84             --    2006
--------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Small Cap Growth Portfolio -- Class B            $10.14            $10.31             --    2011
                                                                       7.61             10.14             --    2010
                                                                       5.52              7.61             --    2009
                                                                      10.41              5.52             --    2008
                                                                       9.39             10.41             --    2007
                                                                      10.00              9.39             --    2006
--------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VARIABLE PORTFOLIOS II, INC.
--------------------------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                           $11.44            $12.47          7,569    2011
                                                                      11.16             11.44          8,910    2010
                                                                      10.38             11.16         13,959    2009
                                                                      10.81             10.38         13,147    2008
                                                                      10.12             10.81             --    2007
                                                                      10.00             10.12             --    2006
--------------------------------------------------------------------------------------------------------------------
BLACKROCK VARIABLE SERIES FUNDS, INC.
--------------------------------------------------------------------------------------------------------------------
  BlackRock Basic Value V.I. Fund -- Class III Shares                $ 9.47            $ 8.98             --    2011
                                                                       8.63              9.47             --    2010
                                                                       6.76              8.63             --    2009
                                                                      10.98              6.76             --    2008
                                                                      11.09             10.98             --    2007
                                                                      10.00             11.09             --    2006
--------------------------------------------------------------------------------------------------------------------
  BlackRock Global Allocation V.I. Fund -- Class III Shares          $11.74            $11.04         97,327    2011
                                                                      10.97             11.74        114,919    2010
                                                                       9.30             10.97         78,817    2009
                                                                      11.87              9.30         77,998    2008
                                                                      10.42             11.87         38,743    2007
                                                                      10.00             10.42             --    2006
--------------------------------------------------------------------------------------------------------------------
  BlackRock Large Cap Growth V.I. Fund -- Class III Shares           $ 8.46            $ 8.45             --    2011
                                                                       7.54              8.46             --    2010
                                                                       6.10              7.54             --    2009
                                                                      10.58              6.10             --    2008
                                                                      10.04             10.58             --    2007
                                                                      10.00             10.04             --    2006
--------------------------------------------------------------------------------------------------------------------

                                                                                                  NUMBER OF
                                                                ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                               UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                  BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
------------------------------------------------------------------------------------------------------------------
 BlackRock Value Opportunities V.I. Fund -- Class III Shares       $ 8.74            $ 8.30            --     2011
                                                                     6.98              8.74            --     2010
                                                                     5.59              6.98            --     2009
                                                                     9.58              5.59            --     2008
                                                                     9.94              9.58            --     2007
                                                                    10.00              9.94            --     2006
------------------------------------------------------------------------------------------------------------------
COLUMBIA FUNDS VARIABLE INSURANCE TRUST I
------------------------------------------------------------------------------------------------------------------
 Columbia Variable Portfolio -- Marsico Growth Fund --             $10.08            $ 9.57            --     2011
   Class 1                                                           8.50             10.08            --     2010
                                                                     6.88              8.50            --     2009
                                                                    11.65              6.88            --     2008
                                                                    10.16             11.65            --     2007
                                                                    10.00             10.16            --     2006
------------------------------------------------------------------------------------------------------------------
 Columbia Variable Portfolio -- Marsico International              $ 9.23            $ 7.55         4,924     2011
   Opportunities Fund -- Class 2                                     8.32              9.23         4,443     2010
                                                                     6.18              8.32         4,692     2009
                                                                    12.30              6.18         5,730     2008
                                                                    10.54             12.30        10,440     2007
                                                                    10.00             10.54            --     2006
------------------------------------------------------------------------------------------------------------------
EATON VANCE VARIABLE TRUST
------------------------------------------------------------------------------------------------------------------
 VT Floating -- Rate Income Fund                                   $10.76            $10.76            --     2011
                                                                    10.10             10.76            --     2010
                                                                     7.18             10.10         3,909     2009
                                                                    10.10              7.18         4,689     2008
                                                                    10.19             10.10         8,620     2007
                                                                    10.00             10.19            --     2006
------------------------------------------------------------------------------------------------------------------
FEDERATED INSURANCE SERIES
------------------------------------------------------------------------------------------------------------------
 Federated High Income Bond Fund II -- Service Shares              $12.69            $12.99            --     2011
                                                                    11.37             12.69            --     2010
                                                                     7.65             11.37            --     2009
                                                                    10.61              7.65            --     2008
                                                                    10.54             10.61            --     2007
                                                                    10.00             10.54            --     2006
------------------------------------------------------------------------------------------------------------------
 Federated Kaufmann Fund II -- Service Shares                      $ 9.94            $ 8.39         6,707     2011
                                                                     8.65              9.94         6,238     2010
                                                                     6.87              8.65         4,602     2009
                                                                    12.12              6.87         5,162     2008
                                                                    10.30             12.12            --     2007
                                                                    10.00             10.30            --     2006
------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND
------------------------------------------------------------------------------------------------------------------
 VIP Balanced Portfolio -- Service Class 2                         $10.94            $10.26        27,379     2011
                                                                     9.52             10.94        29,422     2010
                                                                     7.06              9.52         7,910     2009
                                                                    10.99              7.06         8,286     2008
                                                                    10.36             10.99         9,819     2007
                                                                    10.00             10.36            --     2006
------------------------------------------------------------------------------------------------------------------
 VIP Contrafund(R) Portfolio -- Service Class 2                    $ 9.85            $ 9.34            --     2011
                                                                     8.64              9.85            --     2010
                                                                     6.54              8.64            --     2009
                                                                    11.69              6.54            --     2008
                                                                    10.22             11.69         9,249     2007
                                                                    10.00             10.22            --     2006
------------------------------------------------------------------------------------------------------------------

                                                                                                                 NUMBER OF
                                                                               ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                              UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                                 BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
---------------------------------------------------------------------------------------------------------------------------------
  VIP Dynamic Capital Appreciation Portfolio -- Service Class 2                   $ 9.19            $ 8.72             --    2011
                                                                                    7.99              9.19             --    2010
                                                                                    6.03              7.99             --    2009
                                                                                   10.54              6.03             --    2008
                                                                                   10.12             10.54             --    2007
                                                                                   10.00             10.12             --    2006
---------------------------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                                  $ 8.58            $ 8.42             --    2011
                                                                                    7.65              8.58             --    2010
                                                                                    6.04              7.65             --    2009
                                                                                   10.83              6.04             --    2008
                                                                                   10.96             10.83          7,909    2007
                                                                                   10.00             10.96             --    2006
---------------------------------------------------------------------------------------------------------------------------------
  VIP Growth & Income Portfolio -- Service Class 2                                $ 9.01            $ 8.91             --    2011
                                                                                    8.07              9.01             --    2010
                                                                                    6.51              8.07             --    2009
                                                                                   11.49              6.51             --    2008
                                                                                   10.53             11.49             --    2007
                                                                                   10.00             10.53             --    2006
---------------------------------------------------------------------------------------------------------------------------------
  VIP Growth Portfolio -- Service Class 2                                         $ 9.63            $ 9.39             --    2011
                                                                                    7.97              9.63             --    2010
                                                                                    6.38              7.97             --    2009
                                                                                   12.42              6.38             --    2008
                                                                                   10.05             12.42             --    2007
                                                                                   10.00             10.05             --    2006
---------------------------------------------------------------------------------------------------------------------------------
  VIP Investment Grade Bond Portfolio -- Service Class 2                          $11.18            $11.67             --    2011
                                                                                   10.65             11.18             --    2010
                                                                                    9.46             10.65             --    2009
                                                                                   10.04              9.46             --    2008
                                                                                   10.00             10.04          8,693    2007
---------------------------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                                        $11.07            $ 9.63             --    2011
                                                                                    8.83             11.07             --    2010
                                                                                    6.47              8.83             --    2009
                                                                                   10.99              6.47             --    2008
                                                                                    9.77             10.99          3,933    2007
                                                                                   10.00              9.77             --    2006
---------------------------------------------------------------------------------------------------------------------------------
  VIP Value Strategies Portfolio -- Service Class 2                               $ 9.74            $ 8.64             --    2011
                                                                                    7.90              9.74             --    2010
                                                                                    5.16              7.90             --    2009
                                                                                   10.85              5.16             --    2008
                                                                                   10.55             10.85             --    2007
                                                                                   10.00             10.55             --    2006
---------------------------------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
---------------------------------------------------------------------------------------------------------------------------------
  Franklin Income Securities Fund -- Class 2 Shares                               $11.14            $11.13         71,782    2011
                                                                                   10.13             11.14         74,531    2010
                                                                                    7.66             10.13        129,622    2009
                                                                                   11.17              7.66        142,501    2008
                                                                                   11.03             11.17        118,581    2007
                                                                                   10.00             11.03             --    2006
---------------------------------------------------------------------------------------------------------------------------------
  Franklin Templeton VIP Founding Funds Allocation Fund -- Class 2 Shares         $ 8.45            $ 8.12         93,404    2011
                                                                                    7.86              8.45        151,038    2010
                                                                                    6.18              7.86        165,597    2009
                                                                                    9.88              6.18        179,661    2008
                                                                                   10.00              9.88        225,144    2007
---------------------------------------------------------------------------------------------------------------------------------

                                                                                            NUMBER OF
                                                          ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                         UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                            BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
------------------------------------------------------------------------------------------------------------
  Mutual Shares Securities Fund -- Class 2 Shares            $ 8.96            $ 8.65         6,620     2011
                                                               8.26              8.96         6,886     2010
                                                               6.72              8.26        11,944     2009
                                                              10.95              6.72        12,870     2008
                                                              10.85             10.95            --     2007
                                                              10.00             10.85            --     2006
------------------------------------------------------------------------------------------------------------
  Templeton Growth Securities Fund -- Class 2 Shares         $ 8.26            $ 7.50            --     2011
                                                               7.89              8.26            --     2010
                                                               6.17              7.89            --     2009
                                                              10.96              6.17            --     2008
                                                              10.98             10.96            --     2007
                                                              10.00             10.98            --     2006
------------------------------------------------------------------------------------------------------------
GE INVESTMENTS FUNDS, INC.
------------------------------------------------------------------------------------------------------------
  Core Value Equity Fund -- Class 1 Shares                   $10.18            $ 9.77            --     2011
                                                               9.35             10.18            --     2010
                                                               7.65              9.35            --     2009
                                                              11.69              7.65            --     2008
                                                              10.89             11.69            --     2007
                                                              10.00             10.89            --     2006
------------------------------------------------------------------------------------------------------------
  Income Fund -- Class 1 Shares                              $10.78            $11.28            --     2011
                                                              10.28             10.78            --     2010
                                                               9.77             10.28            --     2009
                                                              10.55              9.77            --     2008
                                                              10.32             10.55            --     2007
                                                              10.00             10.32            --     2006
------------------------------------------------------------------------------------------------------------
  Mid-Cap Equity Fund -- Class 1 Shares                      $11.19            $10.00            --     2011
                                                               9.09             11.19            --     2010
                                                               6.59              9.09            --     2009
                                                              10.86              6.59            --     2008
                                                               9.89             10.86         3,970     2007
                                                              10.00              9.89            --     2006
------------------------------------------------------------------------------------------------------------
  Money Market Fund                                          $ 9.89            $ 9.65            --     2011
                                                              10.14              9.89            --     2010
                                                              10.37             10.14            --     2009
                                                              10.39             10.37            --     2008
                                                              10.16             10.39        15,546     2007
                                                              10.00             10.16            --     2006
------------------------------------------------------------------------------------------------------------
  Premier Growth Equity Fund -- Class 1 Shares               $ 9.74            $ 9.55            --     2011
                                                               8.95              9.74            --     2010
                                                               6.61              8.95            --     2009
                                                              10.70              6.61            --     2008
                                                              10.41             10.70            --     2007
                                                              10.00             10.41            --     2006
------------------------------------------------------------------------------------------------------------
  Real Estate Securities Fund -- Class 1 Shares              $10.48            $11.23         1,737     2011
                                                               8.33             10.48         1,987     2010
                                                               6.29              8.33         2,399     2009
                                                              10.08              6.29         2,979     2008
                                                              12.14             10.08            --     2007
                                                              10.00             12.14            --     2006
------------------------------------------------------------------------------------------------------------
  S&P 500(R) Index Fund                                      $ 9.34            $ 9.26            --     2011
                                                               8.33              9.34            --     2010
                                                               6.76              8.33            --     2009
                                                              11.08              6.76            --     2008
                                                              10.81             11.08         5,806     2007
                                                              10.00             10.81            --     2006
------------------------------------------------------------------------------------------------------------

                                                                                                  NUMBER OF
                                                                ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                               UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                  BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
------------------------------------------------------------------------------------------------------------------
 Small-Cap Equity Fund -- Class 1 Shares                           $ 9.56            $ 9.61             --    2011
                                                                     7.68              9.56             --    2010
                                                                     6.02              7.68             --    2009
                                                                     9.89              6.02             --    2008
                                                                     9.90              9.89             --    2007
                                                                    10.00              9.90             --    2006
------------------------------------------------------------------------------------------------------------------
 Total Return Fund -- Class 3 Shares                               $ 9.92            $ 9.38        221,887    2011
                                                                     9.30              9.92        184,949    2010
                                                                     7.91              9.30        230,194    2009
                                                                    11.48              7.91        233,237    2008
                                                                    10.55             11.48        178,232    2007
                                                                    10.00             10.55             --    2006
------------------------------------------------------------------------------------------------------------------
 U.S. Equity Fund -- Class 1 Shares                                $ 9.78            $ 9.27             --    2011
                                                                     9.10              9.78             --    2010
                                                                     7.08              9.10             --    2009
                                                                    11.36              7.08             --    2008
                                                                    10.78             11.36             --    2007
                                                                    10.00             10.78             --    2006
------------------------------------------------------------------------------------------------------------------
GENWORTH VARIABLE INSURANCE TRUST
------------------------------------------------------------------------------------------------------------------
 Genworth Calamos Growth Fund -- Service Shares                    $11.47            $10.38          1,760    2011
                                                                     9.40             11.47          1,776    2010
                                                                     6.41              9.40             --    2009
                                                                    10.00              6.41             --    2008
------------------------------------------------------------------------------------------------------------------
 Genworth Davis NY Venture Fund -- Service Shares                  $ 9.69            $ 9.02             --    2011
                                                                     8.93              9.69             --    2010
                                                                     7.00              8.93             --    2009
                                                                    10.00              7.00             --    2008
------------------------------------------------------------------------------------------------------------------
 Genworth Eaton Vance Large Cap Value Fund -- Service Shares       $ 9.13            $ 8.48          6,739    2011
                                                                     8.58              9.13          6,782    2010
                                                                     7.57              8.58         11,428    2009
                                                                    10.00              7.57         11,487    2008
------------------------------------------------------------------------------------------------------------------
 Genworth Enhanced International Index Fund -- Service             $10.85            $ 9.19             --    2011
   Shares                                                           10.00             10.85             --    2010
------------------------------------------------------------------------------------------------------------------
 Genworth Goldman Sachs Enhanced Core Bond Index Fund --           $11.46            $11.91         15,896    2011
   Service Shares                                                   11.18             11.46         17,732    2010
                                                                    10.55             11.18          8,667    2009
                                                                    10.00             10.55          8,163    2008
------------------------------------------------------------------------------------------------------------------
 Genworth Legg Mason ClearBridge Aggressive Growth Fund --         $11.71            $11.64          4,858    2011
   Service Shares                                                    9.69             11.71          5,291    2010
                                                                     7.44              9.69         12,401    2009
                                                                    10.00              7.44         14,258    2008
------------------------------------------------------------------------------------------------------------------
 Genworth PIMCO StocksPLUS Fund -- Service Shares                  $11.76            $11.69         19,465    2011
                                                                    10.26             11.76         21,046    2010
                                                                     7.22             10.26         15,327    2009
                                                                    10.00              7.22         19,303    2008
------------------------------------------------------------------------------------------------------------------
 Genworth PYRAMIS(R) Small/Mid Cap Core Fund -- Service            $10.21            $ 9.22          6,139    2011
   Shares                                                            8.45             10.21          6,082    2010
                                                                     6.55              8.45          4,702    2009
                                                                    10.00              6.55          5,394    2008
------------------------------------------------------------------------------------------------------------------

                                                                                                                 NUMBER OF
                                                                               ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                              UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                                 BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
---------------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES
---------------------------------------------------------------------------------------------------------------------------------
  Balanced Portfolio -- Service Shares                                            $11.94            $11.81         5,455     2011
                                                                                   11.32             11.94         4,575     2010
                                                                                    9.24             11.32         4,250     2009
                                                                                   11.29              9.24         4,468     2008
                                                                                   10.49             11.29         5,353     2007
                                                                                   10.00             10.49            --     2006
---------------------------------------------------------------------------------------------------------------------------------
  Forty Portfolio -- Service Shares                                               $11.14            $10.11         3,695     2011
                                                                                   10.72             11.14         3,684     2010
                                                                                    7.53             10.72        11,061     2009
                                                                                   13.86              7.53        13,918     2008
                                                                                   10.40             13.86         7,895     2007
                                                                                   10.00             10.40             -     2006
---------------------------------------------------------------------------------------------------------------------------------
LEGG MASON PARTNERS VARIABLE EQUITY TRUST
---------------------------------------------------------------------------------------------------------------------------------
  Legg Mason ClearBridge Variable Aggressive Growth Portfolio -- Class II         $ 9.29            $ 9.26            --     2011
                                                                                    7.64              9.29            --     2010
                                                                                    5.83              7.64            --     2009
                                                                                   10.07              5.83            --     2008
                                                                                   10.28             10.07            --     2007
                                                                                   10.00             10.28            --     2006
---------------------------------------------------------------------------------------------------------------------------------
  Legg Mason ClearBridge Variable Fundamental All Cap Value Portfolio --          $ 8.38            $ 7.67            --     2011
   Class I                                                                          7.37              8.38            --     2010
                                                                                    5.84              7.37            --     2009
                                                                                    9.44              5.84            --     2008
                                                                                   10.00              9.44            --     2007
---------------------------------------------------------------------------------------------------------------------------------
MFS(R) VARIABLE INSURANCE TRUST
---------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Growth Stock Series -- Service Class Shares                    $10.11            $ 9.90            --     2011
                                                                                    9.24             10.11            --     2010
                                                                                    6.81              9.24            --     2009
                                                                                   11.08              6.81            --     2008
                                                                                   10.23             11.08            --     2007
                                                                                   10.00             10.23            --     2006
---------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Trust Series -- Service Class Shares                           $ 9.89            $ 9.42            --     2011
                                                                                    9.15              9.89            --     2010
                                                                                    7.41              9.15            --     2009
                                                                                   11.38              7.41            --     2008
                                                                                   10.60             11.38            --     2007
                                                                                   10.00             10.60            --     2006
---------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                              $10.04            $ 9.95        19,520     2011
                                                                                    9.39             10.04        19,821     2010
                                                                                    8.18              9.39        21,504     2009
                                                                                   10.79              8.18        26,256     2008
                                                                                   10.64             10.79        29,453     2007
                                                                                   10.00             10.64            --     2006
---------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Utilities Series -- Service Class Shares                                 $13.14            $13.65            --     2011
                                                                                   11.86             13.14            --     2010
                                                                                    9.15             11.86            --     2009
                                                                                   15.09              9.15            --     2008
                                                                                   12.13             15.09            --     2007
                                                                                   10.00             12.13            --     2006
---------------------------------------------------------------------------------------------------------------------------------

                                                                                                               NUMBER OF
                                                                             ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                            UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                               BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
-------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER VARIABLE ACCOUNT FUNDS
-------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Balanced Fund/VA -- Service Shares                                $ 7.78            $ 7.61        19,269     2011
                                                                                  7.07              7.78         3,141     2010
                                                                                  5.96              7.07         3,329     2009
                                                                                 10.84              5.96         3,281     2008
                                                                                 10.74             10.84         2,608     2007
                                                                                 10.00             10.74            --     2006
-------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Capital Appreciation Fund/VA -- Service Shares                    $ 8.94            $ 8.60            --     2011
                                                                                  8.40              8.94            --     2010
                                                                                  5.97              8.40            --     2009
                                                                                 11.26              5.97            --     2008
                                                                                 10.14             11.26            --     2007
                                                                                 10.00             10.14            --     2006
-------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Global Securities Fund/VA -- Service Shares                       $ 9.75            $ 8.70         6,465     2011
                                                                                  8.64              9.75         6,306     2010
                                                                                  6.35              8.64         6,807     2009
                                                                                 10.92              6.35         8,356     2008
                                                                                 10.55             10.92            --     2007
                                                                                 10.00             10.55            --     2006
-------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Fund/VA -- Service Shares                             $ 9.15            $ 8.90        25,623     2011
                                                                                  8.10              9.15        26,986     2010
                                                                                  6.48              8.10        16,923     2009
                                                                                 10.83              6.48        19,017     2008
                                                                                 10.66             10.83            --     2007
                                                                                 10.00             10.66            --     2006
-------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Small- & Mid-Cap Fund(R)/VA -- Service Shares         $ 9.24            $ 8.80        12,840     2011
                                                                                  7.70              9.24        13,311     2010
                                                                                  5.76              7.70         2,592     2009
                                                                                  9.53              5.76         3,131     2008
                                                                                  9.91              9.53         6,731     2007
                                                                                 10.00              9.91            --     2006
-------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Small- & Mid-Cap Growth Fund/VA -- Service Shares                 $ 7.85            $ 7.72            --     2011
                                                                                  6.33              7.85            --     2010
                                                                                  4.90              6.33            --     2009
                                                                                  9.90              4.90            --     2008
                                                                                  9.57              9.90            --     2007
                                                                                 10.00              9.57            --     2006
-------------------------------------------------------------------------------------------------------------------------------
PIMCO VARIABLE INSURANCE TRUST
-------------------------------------------------------------------------------------------------------------------------------
  All Asset Portfolio -- Advisor Class Shares                                   $11.68            $11.61            --     2011
                                                                                 10.59             11.68            --     2010
                                                                                  8.94             10.59            --     2009
                                                                                 10.90              8.94            --     2008
                                                                                 10.33             10.90            --     2007
                                                                                 10.00             10.33            --     2006
-------------------------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                           $12.05            $12.14         4,698     2011
                                                                                 10.79             12.05         5,098     2010
                                                                                  7.88             10.79         3,663     2009
                                                                                 10.57              7.88         4,597     2008
                                                                                 10.47             10.57            --     2007
                                                                                 10.00             10.47            --     2006
-------------------------------------------------------------------------------------------------------------------------------

                                                                                                            NUMBER OF
                                                                          ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                         UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                            BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
----------------------------------------------------------------------------------------------------------------------------
  Long-Term U.S. Government Portfolio -- Administrative Class Shares         $13.15            $16.40            --     2011
                                                                              12.08             13.15            --     2010
                                                                              12.95             12.08         3,169     2009
                                                                              11.31             12.95         2,680     2008
                                                                              10.57             11.31         7,773     2007
                                                                              10.00             10.57            --     2006
----------------------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares                      $11.76            $11.60        19,523     2011
                                                                              11.45             11.76        20,797     2010
                                                                              10.35             11.45        27,259     2009
                                                                              10.66             10.35        26,638     2008
                                                                              10.18             10.66        49,151     2007
                                                                              10.00             10.18            --     2006
----------------------------------------------------------------------------------------------------------------------------
  Total Return Portfolio -- Administrative Class Shares                      $13.09            $13.24        14,336     2011
                                                                              12.42             13.09        15,573     2010
                                                                              11.16             12.42         7,824     2009
                                                                              10.92             11.16         7,718     2008
                                                                              10.29             10.92         8,021     2007
                                                                              10.00             10.29            --     2006
----------------------------------------------------------------------------------------------------------------------------
RYDEX VARIABLE TRUST
----------------------------------------------------------------------------------------------------------------------------
  NASDAQ-100(R) Fund                                                         $11.40            $11.36            --     2011
                                                                               9.86             11.40            --     2010
                                                                               6.65              9.86            --     2009
                                                                              11.74              6.65            --     2008
                                                                              10.22             11.74            --     2007
                                                                              10.00             10.22            --     2006
----------------------------------------------------------------------------------------------------------------------------
THE PRUDENTIAL SERIES FUND
----------------------------------------------------------------------------------------------------------------------------
  Jennison 20/20 Focus Portfolio -- Class II Shares                          $10.74            $10.01            --     2011
                                                                              10.26             10.74            --     2010
                                                                               6.68             10.26            --     2009
                                                                              11.30              6.68            --     2008
                                                                              10.52             11.30         7,568     2007
                                                                              10.00             10.52            --     2006
----------------------------------------------------------------------------------------------------------------------------
  Jennison Portfolio -- Class II Shares                                      $10.00            $ 9.75            --     2011
                                                                               9.20             10.00            --     2010
                                                                               6.61              9.20            --     2009
                                                                              10.86              6.61            --     2008
                                                                               9.98             10.86            --     2007
                                                                              10.00              9.98            --     2006
----------------------------------------------------------------------------------------------------------------------------
  Natural Resources Portfolio -- Class II Shares                             $13.42            $10.56            --     2011
                                                                              10.79             13.42            --     2010
                                                                               6.27             10.79         1,863     2009
                                                                              13.74              6.27         2,938     2008
                                                                               9.54             13.74         1,622     2007
                                                                              10.00              9.54            --     2006
----------------------------------------------------------------------------------------------------------------------------
WELLS FARGO VARIABLE TRUST
----------------------------------------------------------------------------------------------------------------------------
  Wells Fargo Advantage VT Omega Growth Fund -- Class 2                      $12.55            $11.56            --     2011
                                                                              10.00             12.55            --     2010
----------------------------------------------------------------------------------------------------------------------------

      LIFETIME INCOME PLUS 2007 (FOR SINGLE ANNUITANT CONTRACTS) ELECTED

                                                                                                            NUMBER OF
                                                                          ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                         UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                            BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
----------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
----------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Basic Value Fund -- Series II shares                          $ 7.40            $ 6.98            --     2011
                                                                               7.08              7.40            --     2010
                                                                               4.91              7.08            --     2009
                                                                              10.46              4.91            --     2008
                                                                              10.57             10.46            --     2007
                                                                              10.00             10.57            --     2006
----------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Capital Appreciation Fund -- Series I shares                  $ 8.05            $ 7.24            --     2011
                                                                               7.14              8.05            --     2010
                                                                               6.03              7.14            --     2009
                                                                              10.75              6.03            --     2008
                                                                               9.83             10.75            --     2007
                                                                              10.00              9.83            --     2006
----------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Core Equity Fund -- Series I shares                           $10.37            $10.12            --     2011
                                                                               9.69             10.37            --     2010
                                                                               7.74              9.69            --     2009
                                                                              11.34              7.74            --     2008
                                                                              10.74             11.34            --     2007
                                                                              10.00             10.74            --     2006
----------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. International Growth Fund -- Series II shares                 $10.31            $ 9.36        12,077     2011
                                                                               9.38             10.31        12,880     2010
                                                                               7.12              9.38        22,629     2009
                                                                              12.26              7.12        34,349     2008
                                                                              10.97             12.26        60,605     2007
                                                                              10.00             10.97            --     2006
----------------------------------------------------------------------------------------------------------------------------
  Invesco Van Kampen V.I. Comstock Fund -- Series II shares                  $ 9.23            $ 8.82            --     2011
                                                                               8.17              9.23            --     2010
                                                                               6.51              8.17            --     2009
                                                                              10.39              6.51         4,577     2008
                                                                              10.90             10.39        58,633     2007
                                                                              10.00             10.90            --     2006
----------------------------------------------------------------------------------------------------------------------------
  Invesco Van Kampen V.I. Equity and Income Fund -- Series II shares         $ 9.58            $ 9.23        15,741     2011
                                                                               8.76              9.58        17,178     2010
                                                                               7.32              8.76        16,688     2009
                                                                               9.70              7.32        16,966     2008
                                                                              10.00              9.70        19,257     2007
----------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
----------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Balanced Wealth Strategy Portfolio -- Class B            $ 9.06            $ 8.58        14,602     2011
                                                                               8.42              9.06        15,745     2010
                                                                               6.93              8.42        15,090     2009
                                                                              10.16              6.93        16,923     2008
                                                                              10.00             10.16         7,316     2007
----------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Global Thematic Growth Portfolio -- Class B              $10.60            $ 7.93            --     2011
                                                                               9.15             10.60            --     2010
                                                                               6.12              9.15            --     2009
                                                                              11.93              6.12            --     2008
                                                                              10.19             11.93            --     2007
                                                                              10.00             10.19            --     2006
----------------------------------------------------------------------------------------------------------------------------

                                                                                                    NUMBER OF
                                                                  ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                 UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                    BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
--------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Growth and Income Portfolio -- Class B           $ 8.45            $ 8.75             --    2011
                                                                       7.67              8.45             --    2010
                                                                       6.53              7.67             --    2009
                                                                      11.27              6.53             --    2008
                                                                      11.01             11.27             --    2007
                                                                      10.00             11.01             --    2006
--------------------------------------------------------------------------------------------------------------------
  AllianceBernstein International Value Portfolio -- Class B         $ 7.00            $ 5.51         40,830    2011
                                                                       6.88              7.00         37,883    2010
                                                                       5.24              6.88         40,952    2009
                                                                      11.49              5.24         68,915    2008
                                                                      11.14             11.49        149,754    2007
                                                                      10.00             11.14             --    2006
--------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Large Cap Growth Portfolio -- Class B            $ 9.22            $ 8.67             --    2011
                                                                       8.60              9.22             --    2010
                                                                       6.42              8.60             --    2009
                                                                      10.93              6.42             --    2008
                                                                       9.85             10.93             --    2007
                                                                      10.00              9.85             --    2006
--------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Small Cap Growth Portfolio -- Class B            $10.19            $10.37             --    2011
                                                                       7.64             10.19             --    2010
                                                                       5.54              7.64             --    2009
                                                                      10.43              5.54             --    2008
                                                                       9.39             10.43             --    2007
                                                                      10.00              9.39             --    2006
--------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VARIABLE PORTFOLIOS II, INC.
--------------------------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                           $11.49            $12.54         22,424    2011
                                                                      11.20             11.49         28,500    2010
                                                                      10.40             11.20         50,144    2009
                                                                      10.83             10.40         51,046    2008
                                                                      10.13             10.83             --    2007
                                                                      10.00             10.13             --    2006
--------------------------------------------------------------------------------------------------------------------
BLACKROCK VARIABLE SERIES FUNDS, INC.
--------------------------------------------------------------------------------------------------------------------
  BlackRock Basic Value V.I. Fund -- Class III Shares                $ 9.51            $ 9.03             --    2011
                                                                       8.66              9.51             --    2010
                                                                       6.78              8.66             --    2009
                                                                      11.00              6.78             --    2008
                                                                      11.10             11.00             --    2007
                                                                      10.00             11.10             --    2006
--------------------------------------------------------------------------------------------------------------------
  BlackRock Global Allocation V.I. Fund -- Class III Shares          $11.80            $11.10        281,483    2011
                                                                      11.01             11.80        354,301    2010
                                                                       9.32             11.01        391,673    2009
                                                                      11.89              9.32        379,431    2008
                                                                      10.43             11.89        346,668    2007
                                                                      10.00             10.43             --    2006
--------------------------------------------------------------------------------------------------------------------
  BlackRock Large Cap Growth V.I. Fund -- Class III Shares           $ 8.50            $ 8.50             --    2011
                                                                       7.56              8.50             --    2010
                                                                       6.12              7.56             --    2009
                                                                      10.60              6.12             --    2008
                                                                      10.05             10.60             --    2007
                                                                      10.00             10.05             --    2006
--------------------------------------------------------------------------------------------------------------------

                                                                                                  NUMBER OF
                                                                ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                               UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                  BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
------------------------------------------------------------------------------------------------------------------
 BlackRock Value Opportunities V.I. Fund -- Class III Shares       $ 8.78            $ 8.35            --     2011
                                                                     7.01              8.78            --     2010
                                                                     5.60              7.01            --     2009
                                                                     9.60              5.60            --     2008
                                                                     9.95              9.60            --     2007
                                                                    10.00              9.95            --     2006
------------------------------------------------------------------------------------------------------------------
COLUMBIA FUNDS VARIABLE INSURANCE TRUST I
------------------------------------------------------------------------------------------------------------------
 Columbia Variable Portfolio -- Marsico Growth Fund --             $10.13            $ 9.63            --     2011
   Class 1                                                           8.53             10.13            --     2010
                                                                     6.90              8.53            --     2009
                                                                    11.67              6.90            --     2008
                                                                    10.17             11.67            --     2007
                                                                    10.00             10.17            --     2006
------------------------------------------------------------------------------------------------------------------
 Columbia Variable Portfolio -- Marsico International              $ 9.27            $ 7.59        14,818     2011
   Opportunities Fund -- Class 2                                     8.35              9.27        14,248     2010
                                                                     6.20              8.35        16,785     2009
                                                                    12.32              6.20        28,478     2008
                                                                    10.55             12.32        60,222     2007
                                                                    10.00             10.55            --     2006
------------------------------------------------------------------------------------------------------------------
EATON VANCE VARIABLE TRUST
------------------------------------------------------------------------------------------------------------------
 VT Floating-Rate Income Fund                                      $10.81            $10.83            --     2011
                                                                    10.14             10.81            --     2010
                                                                     7.20             10.14        14,036     2009
                                                                    10.11              7.20        21,452     2008
                                                                    10.19             10.11        49,814     2007
                                                                    10.00             10.19            --     2006
------------------------------------------------------------------------------------------------------------------
FEDERATED INSURANCE SERIES
------------------------------------------------------------------------------------------------------------------
 Federated High Income Bond Fund II -- Service Shares              $12.75            $13.07            --     2011
                                                                    11.42             12.75            --     2010
                                                                     7.67             11.42            --     2009
                                                                    10.62              7.67            --     2008
                                                                    10.55             10.62            --     2007
                                                                    10.00             10.55            --     2006
------------------------------------------------------------------------------------------------------------------
 Federated Kaufmann Fund II -- Service Shares                      $ 9.99            $ 8.44        20,097     2011
                                                                     8.68              9.99        19,978     2010
                                                                     6.89              8.68        16,454     2009
                                                                    12.14              6.89        20,364     2008
                                                                    10.31             12.14            --     2007
                                                                    10.00             10.31            --     2006
------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND
------------------------------------------------------------------------------------------------------------------
 VIP Balanced Portfolio -- Service Class 2                         $10.99            $10.32        61,288     2011
                                                                     9.56             10.99        55,351     2010
                                                                     7.08              9.56        58,761     2009
                                                                    11.00              7.08        88,108     2008
                                                                    10.37             11.00        93,300     2007
                                                                    10.00             10.37            --     2006
------------------------------------------------------------------------------------------------------------------
 VIP Contrafund(R) Portfolio -- Service Class 2                    $ 9.90            $ 9.40            --     2011
                                                                     8.67              9.90            --     2010
                                                                     6.55              8.67            --     2009
                                                                    11.71              6.55         4,582     2008
                                                                    10.22             11.71        53,221     2007
                                                                    10.00             10.22            --     2006
------------------------------------------------------------------------------------------------------------------

                                                                                                                 NUMBER OF
                                                                               ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                              UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                                 BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
---------------------------------------------------------------------------------------------------------------------------------
  VIP Dynamic Capital Appreciation Portfolio -- Service Class 2                   $ 9.24            $ 8.77             --    2011
                                                                                    8.02              9.24             --    2010
                                                                                    6.05              8.02             --    2009
                                                                                   10.56              6.05             --    2008
                                                                                   10.13             10.56             --    2007
                                                                                   10.00             10.13             --    2006
---------------------------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                                  $ 8.62            $ 8.47             --    2011
                                                                                    7.68              8.62             --    2010
                                                                                    6.06              7.68             --    2009
                                                                                   10.84              6.06          3,959    2008
                                                                                   10.97             10.84         45,473    2007
                                                                                   10.00             10.97             --    2006
---------------------------------------------------------------------------------------------------------------------------------
  VIP Growth & Income Portfolio -- Service Class 2                                $ 9.06            $ 8.96             --    2011
                                                                                    8.10              9.06             --    2010
                                                                                    6.53              8.10             --    2009
                                                                                   11.51              6.53             --    2008
                                                                                   10.53             11.51             --    2007
                                                                                   10.00             10.53             --    2006
---------------------------------------------------------------------------------------------------------------------------------
  VIP Growth Portfolio -- Service Class 2                                         $ 9.67            $ 9.44             --    2011
                                                                                    8.00              9.67             --    2010
                                                                                    6.40              8.00             --    2009
                                                                                   12.44              6.40             --    2008
                                                                                   10.06             12.44             --    2007
                                                                                   10.00             10.06             --    2006
---------------------------------------------------------------------------------------------------------------------------------
  VIP Investment Grade Bond Portfolio -- Service Class 2                          $11.22            $11.73             --    2011
                                                                                   10.68             11.22             --    2010
                                                                                    9.47             10.68             --    2009
                                                                                   10.05              9.47          2,471    2008
                                                                                   10.00             10.05         50,411    2007
---------------------------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                                        $11.12            $ 9.68             --    2011
                                                                                    8.86             11.12             --    2010
                                                                                    6.49              8.86             --    2009
                                                                                   11.01              6.49          1,870    2008
                                                                                    9.77             11.01         22,652    2007
                                                                                   10.00              9.77             --    2006
---------------------------------------------------------------------------------------------------------------------------------
  VIP Value Strategies Portfolio -- Service Class 2                               $ 9.79            $ 8.69             --    2011
                                                                                    7.93              9.79             --    2010
                                                                                    5.17              7.93             --    2009
                                                                                   10.87              5.17             --    2008
                                                                                   10.56             10.87             --    2007
                                                                                   10.00             10.56             --    2006
---------------------------------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
---------------------------------------------------------------------------------------------------------------------------------
  Franklin Income Securities Fund -- Class 2 Shares                               $11.19            $11.19        392,682    2011
                                                                                   10.17             11.19        462,429    2010
                                                                                    7.68             10.17        519,233    2009
                                                                                   11.19              7.68        584,159    2008
                                                                                   11.04             11.19        483,760    2007
                                                                                   10.00             11.04             --    2006
---------------------------------------------------------------------------------------------------------------------------------
  Franklin Templeton VIP Founding Funds Allocation Fund -- Class 2 Shares         $ 8.48            $ 8.15        162,105    2011
                                                                                    7.87              8.48        178,520    2010
                                                                                    6.19              7.87        210,898    2009
                                                                                    9.89              6.19        276,750    2008
                                                                                   10.00              9.89        199,302    2007
---------------------------------------------------------------------------------------------------------------------------------

                                                                                            NUMBER OF
                                                          ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                         UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                            BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
------------------------------------------------------------------------------------------------------------
  Mutual Shares Securities Fund -- Class 2 Shares            $ 9.00            $ 8.70        19,631     2011
                                                               8.29              9.00        22,075     2010
                                                               6.73              8.29        42,798     2009
                                                              10.96              6.73        50,702     2008
                                                              10.85             10.96            --     2007
                                                              10.00             10.85            --     2006
------------------------------------------------------------------------------------------------------------
  Templeton Growth Securities Fund -- Class 2 Shares         $ 8.30            $ 7.54            --     2011
                                                               7.92              8.30            --     2010
                                                               6.18              7.92            --     2009
                                                              10.98              6.18            --     2008
                                                              10.99             10.98            --     2007
                                                              10.00             10.99            --     2006
------------------------------------------------------------------------------------------------------------
GE INVESTMENTS FUNDS, INC.
------------------------------------------------------------------------------------------------------------
  Core Value Equity Fund -- Class 1 Shares                   $10.23            $ 9.83            --     2011
                                                               9.39             10.23            --     2010
                                                               7.67              9.39            --     2009
                                                              11.71              7.67            --     2008
                                                              10.89             11.71            --     2007
                                                              10.00             10.89            --     2006
------------------------------------------------------------------------------------------------------------
  Income Fund -- Class 1 Shares                              $10.84            $11.35            --     2011
                                                              10.32             10.84            --     2010
                                                               9.79             10.32            --     2009
                                                              10.57              9.79            --     2008
                                                              10.33             10.57            --     2007
                                                              10.00             10.33            --     2006
------------------------------------------------------------------------------------------------------------
  Mid-Cap Equity Fund -- Class 1 Shares                      $11.24            $10.06            --     2011
                                                               9.12             11.24            --     2010
                                                               6.60              9.12            --     2009
                                                              10.88              6.60         1,880     2008
                                                               9.89             10.88        22,845     2007
                                                              10.00              9.89            --     2006
------------------------------------------------------------------------------------------------------------
  Money Market Fund                                          $ 9.94            $ 9.71         8,674     2011
                                                              10.18              9.94        21,859     2010
                                                              10.40             10.18        87,164     2009
                                                              10.41             10.40        14,720     2008
                                                              10.16             10.41        82,886     2007
                                                              10.00             10.16            --     2006
------------------------------------------------------------------------------------------------------------
  Premier Growth Equity Fund -- Class 1 Shares               $ 9.79            $ 9.60            --     2011
                                                               8.98              9.79            --     2010
                                                               6.63              8.98            --     2009
                                                              10.72              6.63            --     2008
                                                              10.42             10.72            --     2007
                                                              10.00             10.42            --     2006
------------------------------------------------------------------------------------------------------------
  Real Estate Securities Fund -- Class 1 Shares              $10.53            $11.30         5,107     2011
                                                               8.36             10.53         6,346     2010
                                                               6.31              8.36         8,528     2009
                                                              10.10              6.31        11,844     2008
                                                              12.15             10.10            --     2007
                                                              10.00             12.15            --     2006
------------------------------------------------------------------------------------------------------------
  S&P 500(R) Index Fund                                      $ 9.38            $ 9.32            --     2011
                                                               8.37              9.38            --     2010
                                                               6.78              8.37            --     2009
                                                              11.10              6.78         2,626     2008
                                                              10.82             11.10        33,396     2007
                                                              10.00             10.82            --     2006
------------------------------------------------------------------------------------------------------------

                                                                                                  NUMBER OF
                                                                ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                               UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                  BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
------------------------------------------------------------------------------------------------------------------
 Small-Cap Equity Fund -- Class 1 Shares                           $ 9.60            $ 9.67             --    2011
                                                                     7.71              9.60             --    2010
                                                                     6.04              7.71             --    2009
                                                                     9.90              6.04             --    2008
                                                                     9.91              9.90             --    2007
                                                                    10.00              9.91             --    2006
------------------------------------------------------------------------------------------------------------------
 Total Return Fund -- Class 3 Shares                               $ 9.97            $ 9.44        503,742    2011
                                                                     9.34              9.97        581,110    2010
                                                                     7.93              9.34        632,311    2009
                                                                    11.50              7.93        726,869    2008
                                                                    10.56             11.50        647,584    2007
                                                                    10.00             10.56             --    2006
------------------------------------------------------------------------------------------------------------------
 U.S. Equity Fund -- Class 1 Shares                                $ 9.83            $ 9.32             --    2011
                                                                     9.13              9.83             --    2010
                                                                     7.10              9.13             --    2009
                                                                    11.38              7.10             --    2008
                                                                    10.79             11.38             --    2007
                                                                    10.00             10.79             --    2006
------------------------------------------------------------------------------------------------------------------
GENWORTH VARIABLE INSURANCE TRUST
------------------------------------------------------------------------------------------------------------------
 Genworth Calamos Growth Fund -- Service Shares                    $11.50            $10.42          5,330    2011
                                                                     9.42             11.50          5,712    2010
                                                                     6.41              9.42             --    2009
                                                                    10.00              6.41             --    2008
------------------------------------------------------------------------------------------------------------------
 Genworth Davis NY Venture Fund -- Service Shares                  $ 9.72            $ 9.05             --    2011
                                                                     8.94              9.72             --    2010
                                                                     7.00              8.94             --    2009
                                                                    10.00              7.00             --    2008
------------------------------------------------------------------------------------------------------------------
 Genworth Eaton Vance Large Cap Value Fund -- Service Shares       $ 9.15            $ 8.51         20,055    2011
                                                                     8.59              9.15         21,817    2010
                                                                     7.57              8.59         41,080    2009
                                                                    10.00              7.57         45,388    2008
------------------------------------------------------------------------------------------------------------------
 Genworth Enhanced International Index Fund -- Service             $10.86            $ 9.20             --    2011
   Shares                                                           10.00             10.86             --    2010
------------------------------------------------------------------------------------------------------------------
 Genworth Goldman Sachs Enhanced Core Bond Index Fund --           $11.49            $11.95         47,246    2011
   Service Shares                                                   11.19             11.49         56,937    2010
                                                                    10.55             11.19         31,253    2009
                                                                    10.00             10.55         31,858    2008
------------------------------------------------------------------------------------------------------------------
 Genworth Legg Mason ClearBridge Aggressive Growth Fund --         $11.74            $11.68         14,540    2011
   Service Shares                                                    9.71             11.74         16,978    2010
                                                                     7.45              9.71         44,496    2009
                                                                    10.00              7.45         56,543    2008
------------------------------------------------------------------------------------------------------------------
 Genworth PIMCO StocksPLUS Fund -- Service Shares                  $11.79            $11.73         58,043    2011
                                                                    10.27             11.79         67,609    2010
                                                                     7.22             10.27         55,090    2009
                                                                    10.00              7.22         76,316    2008
------------------------------------------------------------------------------------------------------------------
 Genworth PYRAMIS(R) Small/Mid Cap Core Fund -- Service            $10.24            $ 9.25         18,410    2011
   Shares                                                            8.46             10.24         19,517    2010
                                                                     6.56              8.46         16,869    2009
                                                                    10.00              6.56         21,325    2008
------------------------------------------------------------------------------------------------------------------

                                                                                                  NUMBER OF
                                                                ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                               UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                  BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES
------------------------------------------------------------------------------------------------------------------
 Balanced Portfolio -- Service Shares                              $12.00            $11.88        156,079    2011
                                                                    11.37             12.00        167,344    2010
                                                                     9.27             11.37        175,106    2009
                                                                    11.31              9.27        120,751    2008
                                                                    10.50             11.31         85,193    2007
                                                                    10.00             10.50             --    2006
------------------------------------------------------------------------------------------------------------------
 Forty Portfolio -- Service Shares                                 $11.19            $10.17         11,093    2011
                                                                    10.77             11.19         11,819    2010
                                                                     7.55             10.77         39,669    2009
                                                                    13.88              7.55         58,983    2008
                                                                    10.41             13.88         45,366    2007
                                                                    10.00             10.41             --    2006
------------------------------------------------------------------------------------------------------------------
LEGG MASON PARTNERS VARIABLE EQUITY TRUST
------------------------------------------------------------------------------------------------------------------
 Legg Mason ClearBridge Variable Aggressive Growth                 $ 9.34            $ 9.32             --    2011
   Portfolio -- Class II                                             7.67              9.34             --    2010
                                                                     5.85              7.67             --    2009
                                                                    10.08              5.85             --    2008
                                                                    10.29             10.08             --    2007
                                                                    10.00             10.29             --    2006
------------------------------------------------------------------------------------------------------------------
 Legg Mason ClearBridge Variable Fundamental All Cap Value         $ 8.41            $ 7.71             --    2011
   Portfolio -- Class I                                              7.39              8.41             --    2010
                                                                     5.85              7.39             --    2009
                                                                     9.44              5.85             --    2008
                                                                    10.00              9.44             --    2007
------------------------------------------------------------------------------------------------------------------
MFS(R) VARIABLE INSURANCE TRUST
------------------------------------------------------------------------------------------------------------------
 MFS(R) Investors Growth Stock Series -- Service Class             $10.16            $ 9.96             --    2011
   Shares                                                            9.27             10.16             --    2010
                                                                     6.83              9.27             --    2009
                                                                    11.10              6.83             --    2008
                                                                    10.24             11.10             --    2007
                                                                    10.00             10.24             --    2006
------------------------------------------------------------------------------------------------------------------
 MFS(R) Investors Trust Series -- Service Class Shares             $ 9.94            $ 9.47             --    2011
                                                                     9.18              9.94             --    2010
                                                                     7.43              9.18             --    2009
                                                                    11.40              7.43             --    2008
                                                                    10.61             11.40             --    2007
                                                                    10.00             10.61             --    2006
------------------------------------------------------------------------------------------------------------------
 MFS(R) Total Return Series -- Service Class Shares                $10.09            $10.01         66,982    2011
                                                                     9.42             10.09         71,197    2010
                                                                     8.20              9.42         71,032    2009
                                                                    10.81              8.20         61,092    2008
                                                                    10.65             10.81         61,088    2007
                                                                    10.00             10.65             --    2006
------------------------------------------------------------------------------------------------------------------
 MFS(R) Utilities Series -- Service Class Shares                   $13.20            $13.73             --    2011
                                                                    11.91             13.20             --    2010
                                                                     9.18             11.91             --    2009
                                                                    15.12              9.18             --    2008
                                                                    12.14             15.12             --    2007
                                                                    10.00             12.14             --    2006
------------------------------------------------------------------------------------------------------------------

                                                                                                               NUMBER OF
                                                                             ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                            UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                               BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
-------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER VARIABLE ACCOUNT FUNDS
-------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Balanced Fund/VA -- Service Shares                                $ 7.81            $ 7.66        43,091     2011
                                                                                  7.10              7.81        53,104     2010
                                                                                  5.98              7.10        72,559     2009
                                                                                 10.86              5.98        74,894     2008
                                                                                 10.75             10.86        61,524     2007
                                                                                 10.00             10.75            --     2006
-------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Capital Appreciation Fund/VA -- Service Shares                    $ 8.98            $ 8.65            --     2011
                                                                                  8.43              8.98            --     2010
                                                                                  5.99              8.43            --     2009
                                                                                 11.28              5.99            --     2008
                                                                                 10.15             11.28            --     2007
                                                                                 10.00             10.15            --     2006
-------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Global Securities Fund/VA -- Service Shares                       $ 9.80            $ 8.75        19,363     2011
                                                                                  8.67              9.80        20,226     2010
                                                                                  6.37              8.67        24,388     2009
                                                                                 10.94              6.37        33,019     2008
                                                                                 10.56             10.94            --     2007
                                                                                 10.00             10.56            --     2006
-------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Fund/VA -- Service Shares                             $ 9.19            $ 8.95        76,120     2011
                                                                                  8.13              9.19        86,545     2010
                                                                                  6.50              8.13        60,692     2009
                                                                                 10.85              6.50        75,470     2008
                                                                                 10.67             10.85            --     2007
                                                                                 10.00             10.67            --     2006
-------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Small- & Mid-Cap Fund(R)/VA -- Service Shares         $ 9.28            $ 8.85        38,386     2011
                                                                                  7.73              9.28        42,646     2010
                                                                                  5.78              7.73         9,261     2009
                                                                                  9.55              5.78        15,700     2008
                                                                                  9.92              9.55        38,722     2007
                                                                                 10.00              9.92            --     2006
-------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Small- & Mid-Cap Growth Fund/VA -- Service Shares                 $ 7.89            $ 7.77            --     2011
                                                                                  6.35              7.89            --     2010
                                                                                  4.92              6.35            --     2009
                                                                                  9.92              4.92            --     2008
                                                                                  9.58              9.92            --     2007
                                                                                 10.00              9.58            --     2006
-------------------------------------------------------------------------------------------------------------------------------
PIMCO VARIABLE INSURANCE TRUST
-------------------------------------------------------------------------------------------------------------------------------
  All Asset Portfolio -- Advisor Class Shares                                   $11.73            $11.68            --     2011
                                                                                 10.63             11.73            --     2010
                                                                                  8.97             10.63            --     2009
                                                                                 10.92              8.97            --     2008
                                                                                 10.34             10.92            --     2007
                                                                                 10.00             10.34            --     2006
-------------------------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                           $12.10            $12.21        13,909     2011
                                                                                 10.83             12.10        16,337     2010
                                                                                  7.91             10.83        13,157     2009
                                                                                 10.58              7.91        17,803     2008
                                                                                 10.47             10.58            --     2007
                                                                                 10.00             10.47            --     2006
-------------------------------------------------------------------------------------------------------------------------------

                                                                                                            NUMBER OF
                                                                          ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                         UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                            BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
----------------------------------------------------------------------------------------------------------------------------
  Long-Term U.S. Government Portfolio -- Administrative Class Shares         $13.21            $16.49             --    2011
                                                                              12.12             13.21             --    2010
                                                                              12.98             12.12         11,407    2009
                                                                              11.33             12.98         12,178    2008
                                                                              10.58             11.33         45,196    2007
                                                                              10.00             10.58             --    2006
----------------------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares                      $11.81            $11.66         57,962    2011
                                                                              11.49             11.81         66,616    2010
                                                                              10.38             11.49         97,997    2009
                                                                              10.68             10.38        117,383    2008
                                                                              10.19             10.68        284,312    2007
                                                                              10.00             10.19             --    2006
----------------------------------------------------------------------------------------------------------------------------
  Total Return Portfolio -- Administrative Class Shares                      $13.16            $13.31         42,488    2011
                                                                              12.46             13.16         49,858    2010
                                                                              11.19             12.46         28,146    2009
                                                                              10.94             11.19         32,167    2008
                                                                              10.30             10.94         46,474    2007
                                                                              10.00             10.30             --    2006
----------------------------------------------------------------------------------------------------------------------------
RYDEX VARIABLE TRUST
----------------------------------------------------------------------------------------------------------------------------
  NASDAQ-100(R) Fund                                                         $11.45            $11.43             --    2011
                                                                               9.90             11.45             --    2010
                                                                               6.67              9.90             --    2009
                                                                              11.76              6.67             --    2008
                                                                              10.22             11.76             --    2007
                                                                              10.00             10.22             --    2006
----------------------------------------------------------------------------------------------------------------------------
THE PRUDENTIAL SERIES FUND
----------------------------------------------------------------------------------------------------------------------------
  Jennison 20/20 Focus Portfolio -- Class II Shares                          $10.80            $10.07             --    2011
                                                                              10.30             10.80             --    2010
                                                                               6.70             10.30             --    2009
                                                                              11.32              6.70          3,570    2008
                                                                              10.53             11.32         43,532    2007
                                                                              10.00             10.53             --    2006
----------------------------------------------------------------------------------------------------------------------------
  Jennison Portfolio -- Class II Shares                                      $10.05            $ 9.81             --    2011
                                                                               9.24             10.05             --    2010
                                                                               6.63              9.24             --    2009
                                                                              10.88              6.63             --    2008
                                                                               9.99             10.88             --    2007
                                                                              10.00              9.99             --    2006
----------------------------------------------------------------------------------------------------------------------------
  Natural Resources Portfolio -- Class II Shares                             $13.49            $10.62             --    2011
                                                                              10.83             13.49             --    2010
                                                                               6.29             10.83          6,642    2009
                                                                              13.76              6.29         12,702    2008
                                                                               9.54             13.76          9,334    2007
                                                                              10.00              9.54             --    2006
----------------------------------------------------------------------------------------------------------------------------
WELLS FARGO VARIABLE TRUST
----------------------------------------------------------------------------------------------------------------------------
  Wells Fargo Advantage VT Omega Growth Fund -- Class 2                      $12.55            $11.58             --    2011
                                                                              10.00             12.55             --    2010
----------------------------------------------------------------------------------------------------------------------------

                       LIFETIME INCOME PLUS 2008 ELECTED

                                                                                                            NUMBER OF
                                                                          ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                         UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                            BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
----------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
----------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Basic Value Fund -- Series II shares                          $ 7.02            $6.68              --    2011
                                                                               6.67             7.02              --    2010
                                                                               4.59             6.67              --    2009
                                                                               9.70             4.59              --    2008
                                                                              10.00             9.70              --    2007
----------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Capital Appreciation Fund -- Series I shares                  $ 7.45            $6.75              --    2011
                                                                               6.55             7.45              --    2010
                                                                               5.50             6.55              --    2009
                                                                               9.72             5.50              --    2008
                                                                              10.00             9.72              --    2007
----------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Core Equity Fund -- Series I shares                           $ 9.07            $8.92           4,653    2011
                                                                               8.41             9.07           4,570    2010
                                                                               6.66             8.41           4,609    2009
                                                                               9.69             6.66              --    2008
                                                                              10.00             9.69              --    2007
----------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. International Growth Fund -- Series II shares                 $ 8.30            $7.60          90,094    2011
                                                                               7.49             8.30         120,019    2010
                                                                               5.64             7.49         163,097    2009
                                                                               9.65             5.64         106,394    2008
                                                                              10.00             9.65           2,157    2007
----------------------------------------------------------------------------------------------------------------------------
  Invesco Van Kampen V.I. Comstock Fund -- Series II shares                  $ 8.63            $8.32          11,539    2011
                                                                               7.58             8.63          11,154    2010
                                                                               6.00             7.58          21,020    2009
                                                                               9.50             6.00           1,981    2008
                                                                              10.00             9.50           1,719    2007
----------------------------------------------------------------------------------------------------------------------------
  Invesco Van Kampen V.I. Equity and Income Fund -- Series II shares         $ 9.83            $9.55          33,508    2011
                                                                               8.92             9.83          37,017    2010
                                                                               7.40             8.92          32,552    2009
                                                                               9.73             7.40          15,054    2008
                                                                              10.00             9.73              --    2007
----------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
----------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Balanced Wealth Strategy Portfolio -- Class B            $ 8.93            $8.52          93,201    2011
                                                                               8.22             8.93         143,891    2010
                                                                               6.72             8.22         147,034    2009
                                                                               9.78             6.72         160,074    2008
                                                                              10.00             9.78              --    2007
----------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Global Thematic Growth Portfolio -- Class B              $ 8.93            $6.73           5,009    2011
                                                                               7.65             8.93           4,024    2010
                                                                               5.08             7.65           3,709    2009
                                                                               9.82             5.08             677    2008
                                                                              10.00             9.82              --    2007
----------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Growth and Income Portfolio -- Class B                   $ 7.46            $7.78              --    2011
                                                                               6.72             7.46              --    2010
                                                                               5.67             6.72              --    2009
                                                                               9.72             5.67              --    2008
                                                                              10.00             9.72              --    2007
----------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein International Value Portfolio -- Class B                 $ 5.94            $4.71         229,554    2011
                                                                               5.78             5.94         213,553    2010
                                                                               4.37             5.78         209,949    2009
                                                                               9.52             4.37         164,916    2008
                                                                              10.00             9.52           5,263    2007
----------------------------------------------------------------------------------------------------------------------------

                                                                                                  NUMBER OF
                                                                ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                               UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                  BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
------------------------------------------------------------------------------------------------------------------
 AllianceBernstein Large Cap Growth Portfolio -- Class B           $ 8.45            $ 8.00              --   2011
                                                                     7.82              8.45              --   2010
                                                                     5.79              7.82              --   2009
                                                                     9.78              5.79              --   2008
                                                                    10.00              9.78              --   2007
------------------------------------------------------------------------------------------------------------------
 AllianceBernstein Small Cap Growth Portfolio -- Class B           $ 9.74            $ 9.99           3,081   2011
                                                                     7.25              9.74           3,152   2010
                                                                     5.22              7.25           2,641   2009
                                                                     9.75              5.22           1,189   2008
                                                                    10.00              9.75              --   2007
------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VARIABLE PORTFOLIOS II, INC.
------------------------------------------------------------------------------------------------------------------
 VP Inflation Protection Fund -- Class II                          $11.03            $12.13         164,953   2011
                                                                    10.67             11.03         200,569   2010
                                                                     9.84             10.67         303,834   2009
                                                                    10.16              9.84         196,665   2008
                                                                    10.00             10.16              --   2007
------------------------------------------------------------------------------------------------------------------
BLACKROCK VARIABLE SERIES FUNDS, INC.
------------------------------------------------------------------------------------------------------------------
 BlackRock Basic Value V.I. Fund -- Class III Shares               $ 8.53            $ 8.16           5,071   2011
                                                                     7.70              8.53           5,115   2010
                                                                     5.98              7.70           6,748   2009
                                                                     9.63              5.98             843   2008
                                                                    10.00              9.63              --   2007
------------------------------------------------------------------------------------------------------------------
 BlackRock Global Allocation V.I. Fund -- Class III Shares         $10.05            $ 9.53       1,224,149   2011
                                                                     9.31             10.05       1,337,301   2010
                                                                     7.82              9.31       1,290,925   2009
                                                                     9.90              7.82       1,039,959   2008
                                                                    10.00              9.90              --   2007
------------------------------------------------------------------------------------------------------------------
 BlackRock Large Cap Growth V.I. Fund -- Class III Shares          $ 8.00            $ 8.05              --   2011
                                                                     7.06              8.00              --   2010
                                                                     5.67              7.06              --   2009
                                                                     9.74              5.67              --   2008
                                                                    10.00              9.74              --   2007
------------------------------------------------------------------------------------------------------------------
 BlackRock Value Opportunities V.I. Fund -- Class III Shares       $ 9.07            $ 8.69             687   2011
                                                                     7.18              9.07           1,548   2010
                                                                     5.70              7.18           2,614   2009
                                                                     9.68              5.70              --   2008
                                                                    10.00              9.68              --   2007
------------------------------------------------------------------------------------------------------------------
COLUMBIA FUNDS VARIABLE INSURANCE TRUST I
------------------------------------------------------------------------------------------------------------------
 Columbia Variable Portfolio -- Marsico Growth Fund --             $ 8.63            $ 8.26          32,229   2011
   Class 1                                                           7.21              8.63          14,949   2010
                                                                     5.79              7.21          18,013   2009
                                                                     9.71              5.79           7,309   2008
                                                                    10.00              9.71              --   2007
------------------------------------------------------------------------------------------------------------------
 Columbia Variable Portfolio -- Marsico International              $ 7.42            $ 6.12         129,359   2011
   Opportunities Fund -- Class 2                                     6.63              7.42          94,052   2010
                                                                     4.89              6.63         108,451   2009
                                                                     9.64              4.89          88,654   2008
                                                                    10.00              9.64           2,163   2007
------------------------------------------------------------------------------------------------------------------

                                                                                                       NUMBER OF
                                                                     ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                    UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                       BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
-----------------------------------------------------------------------------------------------------------------------
EATON VANCE VARIABLE TRUST
-----------------------------------------------------------------------------------------------------------------------
  VT Floating-Rate Income Fund                                          $10.95            $11.05          3,368    2011
                                                                         10.20             10.95          4,901    2010
                                                                          7.18             10.20         82,974    2009
                                                                         10.02              7.18         67,206    2008
                                                                         10.00             10.02          2,098    2007
-----------------------------------------------------------------------------------------------------------------------
FEDERATED INSURANCE SERIES
-----------------------------------------------------------------------------------------------------------------------
  Federated High Income Bond Fund II -- Service Shares                  $12.27            $12.67          1,257    2011
                                                                         10.90             12.27          1,370    2010
                                                                          7.27             10.90          3,092    2009
                                                                          9.99              7.27             --    2008
                                                                         10.00              9.99             --    2007
-----------------------------------------------------------------------------------------------------------------------
  Federated Kaufmann Fund II -- Service Shares                          $ 8.29            $ 7.05        132,730    2011
                                                                          7.15              8.29        131,766    2010
                                                                          5.63              7.15         88,710    2009
                                                                          9.85              5.63         66,800    2008
                                                                         10.00              9.85             --    2007
-----------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND
-----------------------------------------------------------------------------------------------------------------------
  VIP Balanced Portfolio -- Service Class 2                             $10.04            $ 9.50         82,409    2011
                                                                          8.67             10.04        101,916    2010
                                                                          6.37              8.67        105,527    2009
                                                                          9.83              6.37        120,545    2008
                                                                         10.00              9.83             --    2007
-----------------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2                        $ 8.47            $ 8.11         57,998    2011
                                                                          7.37              8.47         42,629    2010
                                                                          5.53              7.37         77,015    2009
                                                                          9.80              5.53         14,382    2008
                                                                         10.00              9.80          1,912    2007
-----------------------------------------------------------------------------------------------------------------------
  VIP Dynamic Capital Appreciation Portfolio -- Service Class 2         $ 8.38            $ 8.02          1,032    2011
                                                                          7.22              8.38          1,062    2010
                                                                          5.40              7.22          1,205    2009
                                                                          9.36              5.40             --    2008
                                                                         10.00              9.36             --    2007
-----------------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                        $ 7.84            $ 7.77         14,625    2011
                                                                          6.93              7.84         10,932    2010
                                                                          5.42              6.93          8,473    2009
                                                                          9.64              5.42          2,760    2008
                                                                         10.00              9.64          1,502    2007
-----------------------------------------------------------------------------------------------------------------------
  VIP Growth & Income Portfolio -- Service Class 2                      $ 7.83            $ 7.81            205    2011
                                                                          6.95              7.83            212    2010
                                                                          5.56              6.95            898    2009
                                                                          9.73              5.56             --    2008
                                                                         10.00              9.73             --    2007
-----------------------------------------------------------------------------------------------------------------------
  VIP Growth Portfolio -- Service Class 2                               $ 7.73            $ 7.61             --    2011
                                                                          6.34              7.73             --    2010
                                                                          5.04              6.34             --    2009
                                                                          9.72              5.04             --    2008
                                                                         10.00              9.72             --    2007
-----------------------------------------------------------------------------------------------------------------------
  VIP Investment Grade Bond Portfolio -- Service Class 2                $11.52            $12.14         22,741    2011
                                                                         10.89             11.52         21,655    2010
                                                                          9.58             10.89         30,380    2009
                                                                         10.09              9.58          2,280    2008
                                                                         10.00             10.09          2,087    2007
-----------------------------------------------------------------------------------------------------------------------

                                                                                                                 NUMBER OF
                                                                               ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                              UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                                 BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
---------------------------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                                        $10.11            $ 8.87         13,196    2011
                                                                                    7.99             10.11         12,160    2010
                                                                                    5.81              7.99         23,240    2009
                                                                                    9.78              5.81          1,290    2008
                                                                                   10.00              9.78            633    2007
---------------------------------------------------------------------------------------------------------------------------------
  VIP Value Strategies Portfolio -- Service Class 2                               $ 8.86            $ 7.93             --    2011
                                                                                    7.13              8.86             --    2010
                                                                                    4.61              7.13             --    2009
                                                                                    9.61              4.61             --    2008
                                                                                   10.00              9.61             --    2007
---------------------------------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
---------------------------------------------------------------------------------------------------------------------------------
  Franklin Income Securities Fund -- Class 2 Shares                               $10.10            $10.18        497,564    2011
                                                                                    9.11             10.10        601,934    2010
                                                                                    6.83              9.11        681,073    2009
                                                                                    9.87              6.83        802,278    2008
                                                                                   10.00              9.87             --    2007
---------------------------------------------------------------------------------------------------------------------------------
  Franklin Templeton VIP Founding Funds Allocation Fund -- Class 2 Shares         $ 8.54            $ 8.27        358,943    2011
                                                                                    7.87              8.54        442,297    2010
                                                                                    6.14              7.87        465,854    2009
                                                                                    9.73              6.14        497,648    2008
                                                                                   10.00              9.73          4,640    2007
---------------------------------------------------------------------------------------------------------------------------------
  Mutual Shares Securities Fund -- Class 2 Shares                                 $ 8.13            $ 7.92        153,271    2011
                                                                                    7.43              8.13        177,577    2010
                                                                                    5.99              7.43        213,130    2009
                                                                                    9.68              5.99        134,657    2008
                                                                                   10.00              9.68             --    2007
---------------------------------------------------------------------------------------------------------------------------------
  Templeton Growth Securities Fund -- Class 2 Shares                              $ 7.46            $ 6.83         17,751    2011
                                                                                    7.06              7.46          8,969    2010
                                                                                    5.47              7.06         12,885    2009
                                                                                    9.64              5.47             --    2008
                                                                                   10.00              9.64             --    2007
---------------------------------------------------------------------------------------------------------------------------------
GE INVESTMENTS FUNDS, INC.
---------------------------------------------------------------------------------------------------------------------------------
  Core Value Equity Fund -- Class 1 Shares                                        $ 8.78            $ 8.50          2,136    2011
                                                                                    7.99              8.78         14,792    2010
                                                                                    6.48              7.99          1,399    2009
                                                                                    9.82              6.48          1,477    2008
                                                                                   10.00              9.82             --    2007
---------------------------------------------------------------------------------------------------------------------------------
  Income Fund -- Class 1 Shares                                                   $10.61            $11.19         10,216    2011
                                                                                   10.02             10.61         10,609    2010
                                                                                    9.44             10.02         10,652    2009
                                                                                   10.11              9.44          9,567    2008
                                                                                   10.00             10.11             --    2007
---------------------------------------------------------------------------------------------------------------------------------
  Mid-Cap Equity Fund -- Class 1 Shares                                           $10.31            $ 9.30          3,757    2011
                                                                                    8.30             10.31          3,622    2010
                                                                                    5.97              8.30          8,340    2009
                                                                                    9.75              5.97          5,977    2008
                                                                                   10.00              9.75            631    2007
---------------------------------------------------------------------------------------------------------------------------------
  Money Market Fund                                                               $ 9.78            $ 9.63         15,282    2011
                                                                                    9.94              9.78         13,543    2010
                                                                                   10.08              9.94         15,142    2009
                                                                                   10.02             10.08         26,240    2008
                                                                                   10.00             10.02             --    2007
---------------------------------------------------------------------------------------------------------------------------------

                                                                                                                NUMBER OF
                                                                              ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                             UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                                BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
--------------------------------------------------------------------------------------------------------------------------------
  Money Market Fund (DDCA)                                                       $ 9.72            $ 9.56              --   2011
                                                                                   9.87              9.72           9,075   2010
                                                                                  10.01              9.87          52,003   2009
                                                                                  10.00             10.01         134,965   2008
--------------------------------------------------------------------------------------------------------------------------------
  Premier Growth Equity Fund -- Class 1 Shares                                   $ 9.15            $ 9.05              --   2011
                                                                                   8.33              9.15              --   2010
                                                                                   6.10              8.33              --   2009
                                                                                   9.79              6.10              --   2008
                                                                                  10.00              9.79              --   2007
--------------------------------------------------------------------------------------------------------------------------------
  Real Estate Securities Fund -- Class 1 Shares                                  $ 9.61            $10.39          31,906   2011
                                                                                   7.58              9.61          37,661   2010
                                                                                   5.67              7.58          52,619   2009
                                                                                   9.01              5.67          42,622   2008
                                                                                  10.00              9.01              --   2007
--------------------------------------------------------------------------------------------------------------------------------
  S&P 500(R) Index Fund                                                          $ 8.38            $ 8.38           9,104   2011
                                                                                   7.41              8.38           9,505   2010
                                                                                   5.97              7.41           5,530   2009
                                                                                   9.69              5.97           3,608   2008
                                                                                  10.00              9.69           1,063   2007
--------------------------------------------------------------------------------------------------------------------------------
  Small-Cap Equity Fund -- Class 1 Shares                                        $ 9.54            $ 9.69             966   2011
                                                                                   7.61              9.54             556   2010
                                                                                   5.91              7.61             647   2009
                                                                                   9.62              5.91             439   2008
                                                                                  10.00              9.62              --   2007
--------------------------------------------------------------------------------------------------------------------------------
  Total Return Fund -- Class 3 Shares                                            $ 8.71            $ 8.30       1,409,393   2011
                                                                                   8.09              8.71       1,608,305   2010
                                                                                   6.82              8.09       1,633,484   2009
                                                                                   9.81              6.82       1,564,018   2008
                                                                                  10.00              9.81          22,316   2007
--------------------------------------------------------------------------------------------------------------------------------
  U.S. Equity Fund -- Class 1 Shares                                             $ 8.64            $ 8.25              --   2011
                                                                                   7.96              8.64              --   2010
                                                                                   6.15              7.96              --   2009
                                                                                   9.77              6.15              --   2008
                                                                                  10.00              9.77              --   2007
--------------------------------------------------------------------------------------------------------------------------------
GENWORTH VARIABLE INSURANCE TRUST
--------------------------------------------------------------------------------------------------------------------------------
  Genworth Calamos Growth Fund -- Service Shares                                 $11.70            $10.69          34,729   2011
                                                                                   9.51             11.70          41,887   2010
                                                                                   6.43              9.51           3,156   2009
                                                                                  10.00              6.43              --   2008
--------------------------------------------------------------------------------------------------------------------------------
  Genworth Davis NY Venture Fund -- Service Shares                               $ 9.89            $ 9.28          12,545   2011
                                                                                   9.03              9.89          14,249   2010
                                                                                   7.02              9.03          10,385   2009
                                                                                  10.00              7.02           1,478   2008
--------------------------------------------------------------------------------------------------------------------------------
  Genworth Eaton Vance Large Cap Value Fund -- Service Shares                    $ 9.32            $ 8.73         102,271   2011
                                                                                   8.68              9.32         122,611   2010
                                                                                   7.59              8.68         177,842   2009
                                                                                  10.00              7.59         120,098   2008
--------------------------------------------------------------------------------------------------------------------------------
  Genworth Enhanced International Index Fund -- Service Shares                   $10.92            $ 9.32           6,382   2011
                                                                                  10.00             10.92          16,003   2010
--------------------------------------------------------------------------------------------------------------------------------
  Genworth Goldman Sachs Enhanced Core Bond Index Fund -- Service Shares         $11.69            $12.25         336,218   2011
                                                                                  11.30             11.69         400,670   2010
                                                                                  10.58             11.30         175,349   2009
                                                                                  10.00             10.58         110,857   2008
--------------------------------------------------------------------------------------------------------------------------------

                                                                                                  NUMBER OF
                                                                ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                               UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                  BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
------------------------------------------------------------------------------------------------------------------
 Genworth Legg Mason ClearBridge Aggressive Growth Fund --         $11.95            $11.98         73,688    2011
   Service Shares                                                    9.80             11.95         90,451    2010
                                                                     7.46              9.80        186,295    2009
                                                                    10.00              7.46        143,640    2008
------------------------------------------------------------------------------------------------------------------
 Genworth PIMCO StocksPLUS Fund -- Service Shares                  $12.00            $12.03        291,975    2011
                                                                    10.37             12.00        338,365    2010
                                                                     7.24             10.37        239,281    2009
                                                                    10.00              7.24        201,608    2008
------------------------------------------------------------------------------------------------------------------
 Genworth PYRAMIS(R) Small/Mid Cap Core Fund -- Service            $10.42            $ 9.49         98,202    2011
   Shares                                                            8.55             10.42         98,800    2010
                                                                     6.57              8.55         72,273    2009
                                                                    10.00              6.57         51,703    2008
------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES
------------------------------------------------------------------------------------------------------------------
 Balanced Portfolio -- Service Shares                              $10.69            $10.66        187,231    2011
                                                                    10.05             10.69        203,842    2010
                                                                     8.13             10.05        209,276    2009
                                                                     9.84              8.13        146,836    2008
                                                                    10.00              9.84             --    2007
------------------------------------------------------------------------------------------------------------------
 Forty Portfolio -- Service Shares                                 $ 8.19            $ 7.50        100,192    2011
                                                                     7.82              8.19        106,124    2010
                                                                     5.44              7.82        252,239    2009
                                                                     9.93              5.44        200,907    2008
                                                                    10.00              9.93          1,677    2007
------------------------------------------------------------------------------------------------------------------
LEGG MASON PARTNERS VARIABLE EQUITY TRUST
------------------------------------------------------------------------------------------------------------------
 Legg Mason ClearBridge Variable Aggressive Growth                 $ 9.20            $ 9.25             --    2011
   Portfolio -- Class II                                             7.50              9.20             --    2010
                                                                     5.68              7.50             --    2009
                                                                     9.71              5.68             --    2008
                                                                    10.00              9.71             --    2007
------------------------------------------------------------------------------------------------------------------
 Legg Mason ClearBridge Variable Fundamental All Cap Value         $ 8.82            $ 8.15             --    2011
   Portfolio -- Class I                                              7.69              8.82             --    2010
                                                                     6.04              7.69             --    2009
                                                                     9.68              6.04             --    2008
                                                                    10.00              9.68             --    2007
------------------------------------------------------------------------------------------------------------------
MFS(R) VARIABLE INSURANCE TRUST
------------------------------------------------------------------------------------------------------------------
 MFS(R) Investors Growth Stock Series -- Service Class             $ 9.17            $ 9.05             --    2011
   Shares                                                            8.31              9.17             --    2010
                                                                     6.07              8.31             --    2009
                                                                     9.79              6.07             --    2008
                                                                    10.00              9.79             --    2007
------------------------------------------------------------------------------------------------------------------
 MFS(R) Investors Trust Series -- Service Class Shares             $ 8.69            $ 8.35             --    2011
                                                                     7.97              8.69             --    2010
                                                                     6.40              7.97             --    2009
                                                                     9.74              6.40             --    2008
                                                                    10.00              9.74             --    2007
------------------------------------------------------------------------------------------------------------------
 MFS(R) Total Return Series -- Service Class Shares                $ 9.40            $ 9.40         65,666    2011
                                                                     8.72              9.40         73,448    2010
                                                                     7.52              8.72         60,568    2009
                                                                     9.84              7.52         43,322    2008
                                                                    10.00              9.84             --    2007
------------------------------------------------------------------------------------------------------------------

                                                                                                               NUMBER OF
                                                                             ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                            UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                               BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
-------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Utilities Series -- Service Class Shares                               $ 8.79            $ 9.21          6,044    2011
                                                                                  7.87              8.79          6,259    2010
                                                                                  6.02              7.87          6,566    2009
                                                                                  9.83              6.02          1,526    2008
                                                                                 10.00              9.83             --    2007
-------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER VARIABLE ACCOUNT FUNDS
-------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Balanced Fund/VA -- Service Shares                                $ 7.24            $ 7.15         27,090    2011
                                                                                  6.53              7.24         17,065    2010
                                                                                  5.46              6.53         17,968    2009
                                                                                  9.83              5.46         15,680    2008
                                                                                 10.00              9.83             --    2007
-------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Capital Appreciation Fund/VA -- Service Shares                    $ 7.90            $ 7.67          7,221    2011
                                                                                  7.36              7.90          2,676    2010
                                                                                  5.19              7.36         15,702    2009
                                                                                  9.70              5.19             --    2008
                                                                                 10.00              9.70             --    2007
-------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Global Securities Fund/VA -- Service Shares                       $ 8.88            $ 8.00        139,813    2011
                                                                                  7.80              8.88        139,680    2010
                                                                                  5.69              7.80        148,957    2009
                                                                                  9.69              5.69         95,091    2008
                                                                                 10.00              9.69             --    2007
-------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Fund/VA -- Service Shares                             $ 8.39            $ 8.23        427,086    2011
                                                                                  7.36              8.39        482,441    2010
                                                                                  5.85              7.36        294,449    2009
                                                                                  9.68              5.85        217,156    2008
                                                                                 10.00              9.68             --    2007
-------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Small- & Mid-Cap Fund(R)/VA -- Service Shares         $ 9.58            $ 9.21        190,874    2011
                                                                                  7.91              9.58        212,069    2010
                                                                                  5.88              7.91         46,424    2009
                                                                                  9.63              5.88         35,725    2008
                                                                                 10.00              9.63          1,071    2007
-------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Small- & Mid-Cap Growth Fund/VA -- Service Shares                 $ 7.83            $ 7.77             --    2011
                                                                                  6.26              7.83             --    2010
                                                                                  4.81              6.26             --    2009
                                                                                  9.63              4.81             --    2008
                                                                                 10.00              9.63             --    2007
-------------------------------------------------------------------------------------------------------------------------------
PIMCO VARIABLE INSURANCE TRUST
-------------------------------------------------------------------------------------------------------------------------------
  All Asset Portfolio -- Advisor Class Shares                                   $10.98            $11.01          7,685    2011
                                                                                  9.87             10.98          6,214    2010
                                                                                  8.26              9.87          1,040    2009
                                                                                  9.99              8.26             --    2008
                                                                                 10.00              9.99             --    2007
-------------------------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                           $11.73            $11.93         87,019    2011
                                                                                 10.42             11.73        101,442    2010
                                                                                  7.55             10.42         79,698    2009
                                                                                 10.03              7.55         66,690    2008
                                                                                 10.00             10.03             --    2007
-------------------------------------------------------------------------------------------------------------------------------
  Long-Term U.S. Government Portfolio -- Administrative Class Shares            $12.20            $15.35         22,201    2011
                                                                                 11.11             12.20         15,787    2010
                                                                                 11.81             11.11         88,865    2009
                                                                                 10.23             11.81         52,565    2008
                                                                                 10.00             10.23          2,066    2007
-------------------------------------------------------------------------------------------------------------------------------

                                                                                               NUMBER OF
                                                             ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                            UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                               BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
---------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares         $11.40            $11.34        562,036    2011
                                                                 11.00             11.40        596,140    2010
                                                                  9.87             11.00        632,038    2009
                                                                 10.07              9.87        397,472    2008
                                                                 10.00             10.07         12,555    2007
---------------------------------------------------------------------------------------------------------------
  Total Return Portfolio -- Administrative Class Shares         $12.46            $12.71        407,790    2011
                                                                 11.72             12.46        460,299    2010
                                                                 10.44             11.72        280,312    2009
                                                                 10.13             10.44        155,890    2008
                                                                 10.00             10.13          2,085    2007
---------------------------------------------------------------------------------------------------------------
RYDEX VARIABLE TRUST
---------------------------------------------------------------------------------------------------------------
  NASDAQ-100(R) Fund                                            $ 9.71            $ 9.77             --    2011
                                                                  8.33              9.71             --    2010
                                                                  5.57              8.33             --    2009
                                                                  9.75              5.57             --    2008
                                                                 10.00              9.75             --    2007
---------------------------------------------------------------------------------------------------------------
THE PRUDENTIAL SERIES FUND
---------------------------------------------------------------------------------------------------------------
  Jennison 20/20 Focus Portfolio -- Class II Shares             $ 9.41            $ 8.84          4,280    2011
                                                                  8.91              9.41          4,313    2010
                                                                  5.75              8.91          4,825    2009
                                                                  9.65              5.75          4,078    2008
                                                                 10.00              9.65          1,501    2007
---------------------------------------------------------------------------------------------------------------
  Jennison Portfolio -- Class II Shares                         $ 9.24            $ 9.08             --    2011
                                                                  8.42              9.24             --    2010
                                                                  6.00              8.42             --    2009
                                                                  9.77              6.00             --    2008
                                                                 10.00              9.77             --    2007
---------------------------------------------------------------------------------------------------------------
  Natural Resources Portfolio -- Class II Shares                $10.16            $ 8.06         30,963    2011
                                                                  8.10             10.16         26,273    2010
                                                                  4.67              8.10         59,859    2009
                                                                 10.13              4.67         44,607    2008
                                                                 10.00             10.13            196    2007
---------------------------------------------------------------------------------------------------------------
WELLS FARGO VARIABLE TRUST
---------------------------------------------------------------------------------------------------------------
  Wells Fargo Advantage VT Omega Growth Fund -- Class 2         $12.60            $11.71          1,324    2011
                                                                 10.00             12.60          1,272    2010
---------------------------------------------------------------------------------------------------------------

                          NO OPTIONAL BENEFIT ELECTED

                                                                                                         NUMBER OF
                                                                       ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                      UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                         BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
-------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
-------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Basic Value Fund -- Series II shares                       $11.71            $11.13          2,652    2011
                                                                           11.13             11.71          2,715    2010
                                                                            7.66             11.13          2,835    2009
                                                                           16.18              7.66         26,103    2008
                                                                           16.22             16.18         41,497    2007
                                                                           14.59             16.22         39,061    2006
                                                                           14.06             14.59         32,904    2005
                                                                           12.90             14.06         26,082    2004
                                                                           10.00             12.90          9,834    2003
-------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Capital Appreciation Fund -- Series I shares               $ 7.12            $ 6.45         32,762    2011
                                                                            6.27              7.12         33,628    2010
                                                                            5.26              6.27         34,254    2009
                                                                            9.30              5.26         43,974    2008
                                                                            8.43              9.30         66,261    2007
                                                                            8.06              8.43         72,391    2006
                                                                            7.53              8.06         71,818    2005
                                                                            7.17              7.53        105,589    2004
                                                                            5.63              7.17         73,134    2003
                                                                            7.56              5.63         70,467    2002
-------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Core Equity Fund -- Series I shares                        $10.75            $10.57         17,464    2011
                                                                            9.97             10.75         17,005    2010
                                                                            7.90              9.97         20,119    2009
                                                                           11.49              7.90         22,547    2008
                                                                           10.80             11.49         41,192    2007
                                                                           10.00             10.80         46,995    2006
-------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. International Growth Fund -- Series II shares              $15.01            $13.74         72,605    2011
                                                                           13.55             15.01         82,469    2010
                                                                           10.21             13.55         89,723    2009
                                                                           17.44             10.21        109,836    2008
                                                                           15.49             17.44        104,729    2007
                                                                           12.31             15.49         39,649    2006
                                                                           10.63             12.31         26,474    2005
                                                                           10.00             10.63             --    2004
-------------------------------------------------------------------------------------------------------------------------
  Invesco Van Kampen V.I. Capital Growth Fund -- Series II shares         $11.24            $10.36          4,157    2011
                                                                            9.55             11.24          5,449    2010
                                                                            5.86              9.55          6,830    2009
                                                                           11.71              5.86          7,604    2008
                                                                           10.20             11.71          8,632    2007
                                                                           10.10             10.20          7,918    2006
                                                                            9.54             10.10          7,595    2005
                                                                            9.08              9.54          8,047    2004
                                                                            7.26              9.08          4,870    2003
                                                                           10.00              7.26          1,249    2002
-------------------------------------------------------------------------------------------------------------------------
  Invesco Van Kampen V.I. Comstock Fund -- Series II shares               $12.22            $11.77         55,688    2011
                                                                           10.73             12.22         69,814    2010
                                                                            8.49             10.73         81,994    2009
                                                                           13.44              8.49        111,935    2008
                                                                           13.99             13.44        166,356    2007
                                                                           12.25             13.99        220,582    2006
                                                                           11.96             12.25        233,199    2005
                                                                           10.35             11.96        181,856    2004
                                                                            8.04             10.35         56,754    2003
                                                                           10.00              8.04         36,666    2002
-------------------------------------------------------------------------------------------------------------------------

                                                                                                            NUMBER OF
                                                                          ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                         UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                            BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
----------------------------------------------------------------------------------------------------------------------------
  Invesco Van Kampen V.I. Equity and Income Fund -- Series II shares         $ 9.85            $ 9.57          1,531    2011
                                                                               8.94              9.85            300    2010
                                                                               7.42              8.94            266    2009
                                                                               9.75              7.42             --    2008
                                                                              10.00              9.75            394    2007
----------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
----------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Balanced Wealth Strategy Portfolio -- Class B            $ 9.30            $ 8.87         28,680    2011
                                                                               8.57              9.30         14,551    2010
                                                                               7.00              8.57         20,647    2009
                                                                              10.19              7.00         14,621    2008
                                                                              10.00             10.19         11,011    2007
----------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Global Thematic Growth Portfolio -- Class B              $15.89            $11.97          7,930    2011
                                                                              13.61             15.89          9,417    2010
                                                                               9.03             13.61         12,657    2009
                                                                              17.48              9.03          8,558    2008
                                                                              14.82             17.48         10,294    2007
                                                                              13.89             14.82          3,765    2006
                                                                              13.62             13.89          4,307    2005
                                                                              13.17             13.62          6,164    2004
                                                                              10.00             13.17          3,490    2003
----------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Growth and Income Portfolio -- Class B                   $10.73            $11.20        125,184    2011
                                                                               9.66             10.73        141,357    2010
                                                                               8.16              9.66        158,280    2009
                                                                              13.98              8.16        204,822    2008
                                                                              13.55             13.98        279,657    2007
                                                                              11.77             13.55        305,122    2006
                                                                              11.44             11.77        351,070    2005
                                                                              10.45             11.44        408,861    2004
                                                                               8.03             10.45        488,749    2003
                                                                              10.50              8.03        470,831    2002
----------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein International Value Portfolio -- Class B                 $10.41            $ 8.25        137,374    2011
                                                                              10.14             10.41        157,927    2010
                                                                               7.67             10.14        193,497    2009
                                                                              16.69              7.67        195,754    2008
                                                                              16.07             16.69        273,747    2007
                                                                              12.08             16.07        135,111    2006
                                                                              10.54             12.08         29,044    2005
                                                                              10.00             10.54             --    2004
----------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Large Cap Growth Portfolio -- Class B                    $ 7.55            $ 7.15         19,415    2011
                                                                               6.98              7.55         23,090    2010
                                                                               5.18              6.98         33,754    2009
                                                                               8.74              5.18         38,175    2008
                                                                               7.82              8.74         70,696    2007
                                                                               8.00              7.82         56,795    2006
                                                                               7.08              8.00        118,324    2005
                                                                               6.64              7.08         76,233    2004
                                                                               5.47              6.64         80,538    2003
                                                                               8.03              5.47         73,974    2002
----------------------------------------------------------------------------------------------------------------------------

                                                                                                     NUMBER OF
                                                                   ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                  UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                     BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
---------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Small Cap Growth Portfolio -- Class B             $12.48            $12.80         10,977    2011
                                                                        9.29             12.48         23,885    2010
                                                                        6.68              9.29         15,135    2009
                                                                       12.48              6.68         13,190    2008
                                                                       11.16             12.48         30,206    2007
                                                                       10.26             11.16         24,509    2006
                                                                        9.94             10.26         21,127    2005
                                                                        8.84              9.94         91,343    2004
                                                                        6.04              8.84         87,469    2003
                                                                        9.03              6.04          4,616    2002
---------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VARIABLE PORTFOLIOS II, INC.
---------------------------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                            $11.64            $12.80         75,084    2011
                                                                       11.26             11.64         88,038    2010
                                                                       10.38             11.26        151,169    2009
                                                                       10.72             10.38        131,543    2008
                                                                        9.95             10.72         17,214    2007
                                                                        9.95              9.95         15,071    2006
                                                                       10.00              9.95            977    2005
---------------------------------------------------------------------------------------------------------------------
BLACKROCK VARIABLE SERIES FUNDS, INC.
---------------------------------------------------------------------------------------------------------------------
  BlackRock Basic Value V.I. Fund -- Class III Shares                 $11.61            $11.11         46,662    2011
                                                                       10.49             11.61         47,049    2010
                                                                        8.14             10.49         43,906    2009
                                                                       13.12              8.14         49,465    2008
                                                                       13.13             13.12         53,032    2007
                                                                       10.97             13.13         45,584    2006
                                                                       10.87             10.97          1,124    2005
                                                                       10.00             10.87          2,796    2004
---------------------------------------------------------------------------------------------------------------------
  BlackRock Global Allocation V.I. Fund -- Class III Shares           $14.78            $14.01        264,824    2011
                                                                       13.68             14.78        275,770    2010
                                                                       11.50             13.68        284,377    2009
                                                                       14.55             11.50        290,136    2008
                                                                       12.66             14.55         78,170    2007
                                                                       11.05             12.66          8,657    2006
                                                                       10.00             11.05             --    2005
---------------------------------------------------------------------------------------------------------------------
  BlackRock Large Cap Growth V.I. Fund -- Class III Shares            $10.83            $10.91          6,127    2011
                                                                        9.56             10.83          7,021    2010
                                                                        7.67              9.56          7,595    2009
                                                                       13.20              7.67         14,222    2008
                                                                       12.41             13.20          6,328    2007
                                                                       11.80             12.41             --    2006
                                                                       10.85             11.80             --    2005
                                                                       10.00             10.85             --    2004
---------------------------------------------------------------------------------------------------------------------
  BlackRock Value Opportunities V.I. Fund -- Class III Shares         $12.22            $11.71          1,934    2011
                                                                        9.67             12.22          7,565    2010
                                                                        7.68              9.67         16,542    2009
                                                                       13.05              7.68          9,211    2008
                                                                       13.42             13.05          6,000    2007
                                                                       12.14             13.42          4,997    2006
                                                                       11.21             12.14          4,404    2005
                                                                       10.00             11.21            894    2004
---------------------------------------------------------------------------------------------------------------------

                                                                                                  NUMBER OF
                                                                ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                               UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                  BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
------------------------------------------------------------------------------------------------------------------
COLUMBIA FUNDS VARIABLE INSURANCE TRUST I
------------------------------------------------------------------------------------------------------------------
 Columbia Variable Portfolio -- Marsico Growth Fund --             $15.57            $14.92         32,704    2011
   Class 1                                                          13.02             15.57         51,334    2010
                                                                    10.44             13.02         52,945    2009
                                                                    17.53             10.44         76,892    2008
                                                                    15.16             17.53         96,481    2007
                                                                    14.52             15.16         65,477    2006
                                                                    13.74             14.52         88,428    2005
                                                                    12.35             13.74         57,158    2004
                                                                    10.00             12.35         30,362    2003
------------------------------------------------------------------------------------------------------------------
 Columbia Variable Portfolio -- Marsico International              $19.85            $16.37        115,420    2011
   Opportunities Fund -- Class 2                                    17.74             19.85        121,673    2010
                                                                    13.07             17.74        123,851    2009
                                                                    25.78             13.07        139,064    2008
                                                                    21.89             25.78        145,716    2007
                                                                    18.05             21.89        128,425    2006
                                                                    15.35             18.05         59,028    2005
                                                                    13.38             15.35         80,597    2004
                                                                    10.00             13.38         35,664    2003
------------------------------------------------------------------------------------------------------------------
DREYFUS
------------------------------------------------------------------------------------------------------------------
 The Dreyfus Socially Responsible Growth Fund, Inc. --             $ 7.63            $ 7.57          4,691    2011
   Initial Shares                                                    6.75              7.63          4,693    2010
                                                                     5.13              6.75          4,696    2009
                                                                     7.95              5.13          4,699    2008
                                                                     7.49              7.95          6,332    2007
                                                                     6.97              7.49          6,335    2006
                                                                     6.84              6.97         11,324    2005
                                                                     6.54              6.84         12,485    2004
                                                                     5.28              6.54         15,105    2003
                                                                     7.55              5.28         12,420    2002
------------------------------------------------------------------------------------------------------------------
EATON VANCE VARIABLE TRUST
------------------------------------------------------------------------------------------------------------------
 VT Floating-Rate Income Fund                                      $11.89            $12.00         87,239    2011
                                                                    11.07             11.89         62,174    2010
                                                                     7.80             11.07         92,050    2009
                                                                    10.88              7.80         98,311    2008
                                                                    10.88             10.88        152,914    2007
                                                                    10.48             10.88         90,417    2006
                                                                    10.25             10.48         69,713    2005
                                                                    10.13             10.25         85,631    2004
                                                                    10.00             10.13         50,872    2003
------------------------------------------------------------------------------------------------------------------
FEDERATED INSURANCE SERIES
------------------------------------------------------------------------------------------------------------------
 Federated High Income Bond Fund II -- Service Shares              $17.62            $18.20         39,703    2011
                                                                    15.66             17.62         32,401    2010
                                                                    10.43             15.66         37,620    2009
                                                                    14.35             10.43         31,185    2008
                                                                    14.13             14.35         45,507    2007
                                                                    12.99             14.13         57,630    2006
                                                                    12.91             12.99         79,520    2005
                                                                    11.90             12.91        102,892    2004
                                                                     9.93             11.90        356,670    2003
                                                                     9.96              9.93        115,398    2002
------------------------------------------------------------------------------------------------------------------

                                                                                                       NUMBER OF
                                                                     ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                    UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                       BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
-----------------------------------------------------------------------------------------------------------------------
  Federated Kaufmann Fund II -- Service Shares                          $18.41            $15.68         68,512    2011
                                                                         15.89             18.41         72,595    2010
                                                                         12.51             15.89         73,072    2009
                                                                         21.88             12.51         82,313    2008
                                                                         18.44             21.88         64,812    2007
                                                                         16.35             18.44         61,437    2006
                                                                         14.98             16.35         58,370    2005
                                                                         13.30             14.98         31,892    2004
                                                                         10.00             13.30         41,393    2003
-----------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND
-----------------------------------------------------------------------------------------------------------------------
  VIP Asset Manager/SM/ Portfolio -- Service Class 2                    $12.56            $12.01         60,571    2011
                                                                         11.20             12.56         62,575    2010
                                                                          8.84             11.20         68,568    2009
                                                                         12.63              8.84         62,744    2008
                                                                         11.15             12.63         68,570    2007
                                                                         10.57             11.15         70,614    2006
                                                                         10.35             10.57         60,567    2005
                                                                         10.00             10.35          2,717    2004
-----------------------------------------------------------------------------------------------------------------------
  VIP Balanced Portfolio -- Service Class 2                             $11.39            $10.78         48,029    2011
                                                                          9.83             11.39         46,931    2010
                                                                          7.22              9.83         32,049    2009
                                                                         11.15              7.22         40,842    2008
                                                                         10.42             11.15         41,008    2007
                                                                         10.00             10.42         15,859    2006
-----------------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2                        $14.17            $13.56        340,887    2011
                                                                         12.32             14.17        373,383    2010
                                                                          9.24             12.32        398,347    2009
                                                                         16.38              9.24        420,537    2008
                                                                         14.20             16.38        523,417    2007
                                                                         12.95             14.20        531,193    2006
                                                                         11.28             12.95        443,086    2005
                                                                          9.95             11.28        410,409    2004
                                                                          7.89              9.95        337,537    2003
                                                                          8.87              7.89        228,904    2002
-----------------------------------------------------------------------------------------------------------------------
  VIP Dynamic Capital Appreciation Portfolio -- Service Class 2         $14.75            $14.11          5,675    2011
                                                                         12.70             14.75          6,607    2010
                                                                          9.51             12.70          6,102    2009
                                                                         16.47              9.51         11,106    2008
                                                                         15.68             16.47         12,739    2007
                                                                         14.00             15.68         10,598    2006
                                                                         11.79             14.00          7,069    2005
                                                                         11.83             11.79             --    2004
                                                                         10.00             11.83             --    2003
-----------------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                        $11.11            $11.00        236,234    2011
                                                                          9.82             11.11        277,927    2010
                                                                          7.69              9.82        295,277    2009
                                                                         13.66              7.69        330,089    2008
                                                                         13.71             13.66        403,591    2007
                                                                         11.61             13.71        419,097    2006
                                                                         11.18             11.61        375,572    2005
                                                                         10.21             11.18        413,990    2004
                                                                          7.98             10.21        398,488    2003
                                                                          9.79              7.98        366,400    2002
-----------------------------------------------------------------------------------------------------------------------

                                                                                                                 NUMBER OF
                                                                               ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                              UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                                 BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
---------------------------------------------------------------------------------------------------------------------------------
  VIP Growth & Income Portfolio -- Service Class 2                                $ 9.64            $ 9.61         63,534    2011
                                                                                    8.55              9.64         64,723    2010
                                                                                    6.84              8.55         63,794    2009
                                                                                   11.97              6.84         71,406    2008
                                                                                   10.87             11.97         86,202    2007
                                                                                    9.79             10.87         92,326    2006
                                                                                    9.26              9.79         80,634    2005
                                                                                    8.92              9.26         85,828    2004
                                                                                    7.34              8.92         83,729    2003
                                                                                    8.97              7.34         66,236    2002
---------------------------------------------------------------------------------------------------------------------------------
  VIP Growth Portfolio -- Service Class 2                                         $ 7.81            $ 7.68         74,681    2011
                                                                                    6.41              7.81         89,496    2010
                                                                                    5.09              6.41         90,608    2009
                                                                                    9.81              5.09        115,629    2008
                                                                                    7.88              9.81        129,819    2007
                                                                                    7.51              7.88        153,412    2006
                                                                                    7.23              7.51        204,629    2005
                                                                                    7.13              7.23        324,327    2004
                                                                                    5.46              7.13        352,593    2003
                                                                                    7.97              5.46        281,340    2002
---------------------------------------------------------------------------------------------------------------------------------
  VIP Investment Grade Bond Portfolio -- Service Class 2                          $11.54            $12.16         67,724    2011
                                                                                   10.90             11.54         77,807    2010
                                                                                    9.60             10.90         56,893    2009
                                                                                   10.10              9.60          8,905    2008
                                                                                   10.00             10.10         29,758    2007
---------------------------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                                        $22.85            $20.04         94,127    2011
                                                                                   18.06             22.85        148,935    2010
                                                                                   13.13             18.06        151,913    2009
                                                                                   22.10             13.13        186,754    2008
                                                                                   19.47             22.10        199,694    2007
                                                                                   17.60             19.47        205,590    2006
                                                                                   15.16             17.60        196,613    2005
                                                                                   12.36             15.16        209,510    2004
                                                                                    9.08             12.36        289,659    2003
                                                                                   10.26              9.08        184,561    2002
---------------------------------------------------------------------------------------------------------------------------------
  VIP Value Strategies Portfolio -- Service Class 2                               $12.39            $11.09         10,928    2011
                                                                                    9.97             12.39         10,410    2010
                                                                                    6.45              9.97         12,443    2009
                                                                                   13.45              6.45         14,999    2008
                                                                                   12.96             13.45         11,462    2007
                                                                                   11.35             12.96          8,591    2006
                                                                                   11.26             11.35          4,590    2005
                                                                                   10.00             11.26          4,440    2004
---------------------------------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
---------------------------------------------------------------------------------------------------------------------------------
  Franklin Income Securities Fund -- Class 2 Shares                               $12.65            $12.74        249,775    2011
                                                                                   11.41             12.65        325,423    2010
                                                                                    8.55             11.41        399,975    2009
                                                                                   12.35              8.55        511,948    2008
                                                                                   12.10             12.35        435,003    2007
                                                                                   10.40             12.10        274,295    2006
                                                                                   10.00             10.40         28,195    2005
---------------------------------------------------------------------------------------------------------------------------------
  Franklin Templeton VIP Founding Funds Allocation Fund -- Class 2 Shares         $ 8.70            $ 8.43         71,766    2011
                                                                                    8.02              8.70         81,181    2010
                                                                                    6.26              8.02        112,677    2009
                                                                                    9.91              6.26        136,579    2008
                                                                                   10.00              9.91         76,636    2007
---------------------------------------------------------------------------------------------------------------------------------

                                                                                            NUMBER OF
                                                          ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                         UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                            BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
------------------------------------------------------------------------------------------------------------
  Mutual Shares Securities Fund -- Class 2 Shares            $ 9.33            $ 9.08         201,342   2011
                                                               8.53              9.33         239,773   2010
                                                               6.87              8.53         272,503   2009
                                                              11.11              6.87         258,479   2008
                                                              10.91             11.11         231,168   2007
                                                              10.00             10.91         117,657   2006
------------------------------------------------------------------------------------------------------------
  Templeton Growth Securities Fund -- Class 2 Shares         $ 8.61            $ 7.88          84,436   2011
                                                               8.14              8.61          95,899   2010
                                                               6.31              8.14         100,255   2009
                                                              11.12              6.31         137,907   2008
                                                              11.04             11.12         191,711   2007
                                                              10.00             11.04          84,972   2006
------------------------------------------------------------------------------------------------------------
GE INVESTMENTS FUNDS, INC.
------------------------------------------------------------------------------------------------------------
  Core Value Equity Fund -- Class 1 Shares                   $11.27            $10.91          68,573   2011
                                                              10.26             11.27          72,635   2010
                                                               8.32             10.26          77,974   2009
                                                              12.60              8.32         101,126   2008
                                                              11.63             12.60         120,133   2007
                                                              10.03             11.63         126,015   2006
                                                               9.79             10.03         150,209   2005
                                                               9.08              9.79         226,194   2004
                                                               7.44              9.08         250,535   2003
                                                               9.17              7.44         261,071   2002
------------------------------------------------------------------------------------------------------------
  Income Fund -- Class 1 Shares                              $14.11            $14.89          37,437   2011
                                                              13.33             14.11          43,587   2010
                                                              12.56             13.33          49,822   2009
                                                              13.45             12.56          62,428   2008
                                                              13.04             13.45          98,852   2007
                                                              12.70             13.04          98,927   2006
                                                              12.64             12.70         127,110   2005
                                                              12.43             12.64         148,058   2004
                                                              12.19             12.43         176,745   2003
                                                              11.27             12.19         118,760   2002
------------------------------------------------------------------------------------------------------------
  Mid-Cap Equity Fund -- Class 1 Shares                      $17.81            $16.06          68,474   2011
                                                              14.34             17.81          75,961   2010
                                                              10.30             14.34          83,827   2009
                                                              16.84             10.30         110,594   2008
                                                              15.20             16.84         158,547   2007
                                                              14.25             15.20         168,549   2006
                                                              12.96             14.25         204,534   2005
                                                              11.35             12.96         259,486   2004
                                                               8.68             11.35         273,847   2003
                                                              10.22              8.68         157,403   2002
------------------------------------------------------------------------------------------------------------
  Money Market Fund                                          $11.31            $11.13         403,329   2011
                                                              11.49             11.31         454,408   2010
                                                              11.64             11.49         805,117   2009
                                                              11.57             11.64       1,257,715   2008
                                                              11.21             11.57         828,816   2007
                                                              10.89             11.21         696,983   2006
                                                              10.76             10.89         758,619   2005
                                                              10.83             10.76         747,326   2004
                                                              10.92             10.83       1,327,430   2003
                                                              10.94             10.92       1,910,502   2002
------------------------------------------------------------------------------------------------------------

                                                                                       NUMBER OF
                                                     ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                    UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                       BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
-------------------------------------------------------------------------------------------------------
  Money Market Fund (DDCA)                              $ 9.72            $ 9.56             --    2011
                                                          9.87              9.72            770    2010
                                                         10.01              9.87         10,575    2009
                                                         10.00             10.01         23,654    2008
-------------------------------------------------------------------------------------------------------
  Premier Growth Equity Fund -- Class 1 Shares          $10.52            $10.41         41,902    2011
                                                          9.58             10.52         54,542    2010
                                                          7.02              9.58         57,727    2009
                                                         11.26              7.02         82,796    2008
                                                         10.87             11.26        123,558    2007
                                                         10.12             10.87        172,743    2006
                                                         10.16             10.12        189,344    2005
                                                          9.64             10.16        235,251    2004
                                                          7.60              9.64        251,916    2003
                                                          9.78              7.60        133,104    2002
-------------------------------------------------------------------------------------------------------
  Real Estate Securities Fund -- Class 1 Shares         $28.82            $31.15         20,667    2011
                                                         22.71             28.82         27,478    2010
                                                         17.00             22.71         33,711    2009
                                                         27.01             17.00         43,134    2008
                                                         32.24             27.01         26,971    2007
                                                         24.63             32.24         27,103    2006
                                                         22.39             24.63         26,537    2005
                                                         17.19             22.39         21,852    2004
                                                         12.71             17.19         45,884    2003
                                                         13.10             12.71             --    2002
-------------------------------------------------------------------------------------------------------
  S&P 500(R) Index Fund                                 $ 9.11            $ 9.12        365,224    2011
                                                          8.06              9.11        445,024    2010
                                                          6.49              8.06        458,908    2009
                                                         10.53              6.49        547,886    2008
                                                         10.18             10.53        623,873    2007
                                                          8.96             10.18        588,692    2006
                                                          8.72              8.96        569,308    2005
                                                          8.02              8.72        704,179    2004
                                                          6.35              8.02        844,604    2003
                                                          8.32              6.35        672,891    2002
-------------------------------------------------------------------------------------------------------
  Small-Cap Equity Fund -- Class 1 Shares               $16.98            $17.23         47,783    2011
                                                         13.54             16.98         54,930    2010
                                                         10.51             13.54         66,493    2009
                                                         17.12             10.51         89,297    2008
                                                         16.99             17.12        120,224    2007
                                                         15.24             16.99        140,015    2006
                                                         14.14             15.24        164,758    2005
                                                         12.48             14.14        187,890    2004
                                                         10.22             12.48        184,797    2003
                                                         12.05             10.22        192,362    2002
-------------------------------------------------------------------------------------------------------
  Total Return Fund -- Class 1 Shares                   $13.06            $12.48        263,848    2011
                                                         12.10             13.06        265,475    2010
                                                         10.18             12.10        291,227    2009
                                                         14.63             10.18        332,500    2008
                                                         13.31             14.63        563,933    2007
                                                         11.89             13.31        654,431    2006
                                                         11.66             11.89        670,202    2005
                                                         10.95             11.66        482,820    2004
                                                          9.25             10.95        174,240    2003
                                                         10.36              9.25             --    2002
-------------------------------------------------------------------------------------------------------

                                                                                                  NUMBER OF
                                                                ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                               UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                  BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
------------------------------------------------------------------------------------------------------------------
 Total Return Fund -- Class 3 Shares                               $10.34            $ 9.86        331,874    2011
                                                                     9.60             10.34        369,485    2010
                                                                     8.09              9.60        501,866    2009
                                                                    11.65              8.09        572,997    2008
                                                                    10.61             11.65        560,421    2007
                                                                    10.00             10.61        202,950    2006
------------------------------------------------------------------------------------------------------------------
 U.S. Equity Fund -- Class 1 Shares                                $10.33            $ 9.87         13,348    2011
                                                                     9.52             10.33         14,122    2010
                                                                     7.35              9.52         23,405    2009
                                                                    11.68              7.35         37,699    2008
                                                                    10.99             11.68         67,602    2007
                                                                     9.62             10.99         71,928    2006
                                                                     9.53              9.62         87,250    2005
                                                                     8.96              9.53         91,463    2004
                                                                     7.38              8.96        117,483    2003
                                                                     9.29              7.38        151,431    2002
------------------------------------------------------------------------------------------------------------------
GENWORTH VARIABLE INSURANCE TRUST
------------------------------------------------------------------------------------------------------------------
 Genworth Calamos Growth Fund -- Service Shares                    $11.70            $10.69         21,219    2011
                                                                     9.51             11.70         20,641    2010
                                                                     6.43              9.51          3,119    2009
                                                                    10.00              6.43             --    2008
------------------------------------------------------------------------------------------------------------------
 Genworth Davis NY Venture Fund -- Service Shares                  $ 9.89            $ 9.28          5,539    2011
                                                                     9.03              9.89          2,228    2010
                                                                     7.02              9.03             --    2009
                                                                    10.00              7.02         33,040    2008
------------------------------------------------------------------------------------------------------------------
 Genworth Eaton Vance Large Cap Value Fund -- Service Shares       $ 9.32            $ 8.73         55,051    2011
                                                                     8.68              9.32         50,962    2010
                                                                     7.59              8.68         86,662    2009
                                                                    10.00              7.59         65,071    2008
------------------------------------------------------------------------------------------------------------------
 Genworth Enhanced International Index Fund -- Service             $10.92            $ 9.32          9,337    2011
   Shares                                                           10.00             10.92         16,769    2010
------------------------------------------------------------------------------------------------------------------
 Genworth Goldman Sachs Enhanced Core Bond Index Fund --           $11.70            $12.25        137,495    2011
   Service Shares                                                   11.30             11.70        124,461    2010
                                                                    10.58             11.30         63,968    2009
                                                                    10.00             10.58         68,043    2008
------------------------------------------------------------------------------------------------------------------
 Genworth Legg Mason ClearBridge Aggressive Growth Fund --         $11.95            $11.98         31,571    2011
   Service Shares                                                    9.80             11.95         35,040    2010
                                                                     7.46              9.80         87,174    2009
                                                                    10.00              7.46         79,012    2008
------------------------------------------------------------------------------------------------------------------
 Genworth PIMCO StocksPLUS Fund -- Service Shares                  $12.00            $12.04        132,075    2011
                                                                    10.37             12.00        139,485    2010
                                                                     7.24             10.37        110,848    2009
                                                                    10.00              7.24        110,620    2008
------------------------------------------------------------------------------------------------------------------
 Genworth PYRAMIS(R) Small/Mid Cap Core Fund -- Service            $10.42            $ 9.49         44,536    2011
   Shares                                                            8.55             10.42         44,463    2010
                                                                     6.57              8.55         35,071    2009
                                                                    10.00              6.57         29,574    2008
------------------------------------------------------------------------------------------------------------------

                                                                                       NUMBER OF
                                                     ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                    UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                       BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
-------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VARIABLE INSURANCE TRUST
-------------------------------------------------------------------------------------------------------
  Goldman Sachs Mid Cap Value Fund                      $23.87            $21.99         17,714    2011
                                                         19.41             23.87         17,715    2010
                                                         14.81             19.41         19,156    2009
                                                         23.91             14.81         18,835    2008
                                                         23.55             23.91         32,622    2007
                                                         20.60             23.55         33,833    2006
                                                         18.55             20.60         21,239    2005
                                                         14.98             18.55             --    2004
                                                         11.85             14.98             --    2003
                                                         12.64             11.85             --    2002
-------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES
-------------------------------------------------------------------------------------------------------
  Balanced Portfolio -- Service Shares                  $14.21            $14.18        138,667    2011
                                                         13.36             14.21        149,232    2010
                                                         10.81             13.36        177,345    2009
                                                         13.09             10.81        182,545    2008
                                                         12.06             13.09        162,516    2007
                                                         11.10             12.06        148,174    2006
                                                         10.48             11.10        187,969    2005
                                                          9.83             10.48        217,933    2004
                                                          8.79              9.83        294,861    2003
                                                          9.57              8.79        336,641    2002
-------------------------------------------------------------------------------------------------------
  Enterprise Portfolio -- Service Shares                $ 9.33            $ 9.03         18,058    2011
                                                          7.55              9.33         58,759    2010
                                                          5.31              7.55         23,405    2009
                                                          9.62              5.31         23,634    2008
                                                          8.03              9.62         24,730    2007
                                                          7.20              8.03         26,531    2006
                                                          6.53              7.20         33,832    2005
                                                          5.51              6.53        187,838    2004
                                                          4.16              5.51         57,215    2003
                                                          5.88              4.16         70,748    2002
-------------------------------------------------------------------------------------------------------
  Forty Portfolio -- Service Shares                     $11.67            $10.69         66,639    2011
                                                         11.14             11.67         70,964    2010
                                                          7.75             11.14        145,611    2009
                                                         14.15              7.75        165,345    2008
                                                         10.52             14.15        107,881    2007
                                                          9.80             10.52         55,327    2006
                                                          8.85              9.80         56,029    2005
                                                          7.62              8.85         52,220    2004
                                                          6.44              7.62         82,033    2003
                                                          7.79              6.44         90,986    2002
-------------------------------------------------------------------------------------------------------
  Global Technology Portfolio -- Service Shares         $ 5.05            $ 4.54          7,132    2011
                                                          4.13              5.05          8,156    2010
                                                          2.67              4.13          8,322    2009
                                                          4.85              2.67          9,219    2008
                                                          4.05              4.85          9,497    2007
                                                          3.82              4.05          8,324    2006
                                                          3.48              3.82          8,723    2005
                                                          3.51              3.48         26,798    2004
                                                          2.44              3.51         85,416    2003
                                                          4.19              2.44        107,031    2002
-------------------------------------------------------------------------------------------------------

                                                                                                  NUMBER OF
                                                                ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                               UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                  BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
------------------------------------------------------------------------------------------------------------------
 Janus Portfolio -- Service Shares                                 $ 7.75            $ 7.20         15,369    2011
                                                                     6.89              7.75         18,630    2010
                                                                     5.15              6.89         19,981    2009
                                                                     8.70              5.15         25,744    2008
                                                                     7.70              8.70         31,468    2007
                                                                     7.05              7.70         33,317    2006
                                                                     6.88              7.05         38,598    2005
                                                                     6.71              6.88         58,870    2004
                                                                     5.19              6.71        139,133    2003
                                                                     7.19              5.19         83,943    2002
------------------------------------------------------------------------------------------------------------------
 Overseas Portfolio -- Service Shares                              $20.46            $13.62          9,183    2011
                                                                    16.63             20.46         12,317    2010
                                                                     9.44             16.63         13,827    2009
                                                                    20.08              9.44         16,936    2008
                                                                    15.94             20.08         24,801    2007
                                                                    11.05             15.94         28,387    2006
                                                                     8.51             11.05         47,211    2005
                                                                     7.28              8.51        157,206    2004
                                                                     5.50              7.28        153,918    2003
                                                                     7.53              5.50         49,344    2002
------------------------------------------------------------------------------------------------------------------
 Worldwide Portfolio -- Service Shares                             $ 7.51            $ 6.36         15,296    2011
                                                                     6.61              7.51         26,093    2010
                                                                     4.89              6.61         26,679    2009
                                                                     9.00              4.89         37,628    2008
                                                                     8.36              9.00         48,979    2007
                                                                     7.21              8.36         55,833    2006
                                                                     6.94              7.21         66,446    2005
                                                                     6.74              6.94         66,040    2004
                                                                     5.54              6.74         83,579    2003
                                                                     7.58              5.54        157,415    2002
------------------------------------------------------------------------------------------------------------------
LEGG MASON PARTNERS VARIABLE EQUITY TRUST
------------------------------------------------------------------------------------------------------------------
 Legg Mason ClearBridge Variable Aggressive Growth                 $14.80            $14.87         17,319    2011
   Portfolio -- Class II                                            12.06             14.80         18,148    2010
                                                                     9.13             12.06         18,808    2009
                                                                    15.61              9.13         38,448    2008
                                                                    15.81             15.61         36,351    2007
                                                                    14.51             15.81         17,546    2006
                                                                    13.45             14.51          7,695    2005
                                                                    12.56             13.45          5,901    2004
                                                                    10.00             12.56          5,941    2003
------------------------------------------------------------------------------------------------------------------
 Legg Mason ClearBridge Variable Equity Income Builder             $ 8.51            $ 9.02             --    2011
   Portfolio -- Class II                                             7.72              8.51          1,467    2010
                                                                     6.39              7.72          1,468    2009
                                                                     9.99              6.39          4,697    2008
                                                                    10.00              9.99         50,366    2007
------------------------------------------------------------------------------------------------------------------
 Legg Mason ClearBridge Variable Fundamental All Cap Value         $ 8.65            $ 7.99         37,862    2011
   Portfolio -- Class I                                              7.54              8.65         38,289    2010
                                                                     5.92              7.54         63,519    2009
                                                                     9.49              5.92         52,314    2008
                                                                    10.00              9.49         54,917    2007
------------------------------------------------------------------------------------------------------------------

                                                                                                      NUMBER OF
                                                                    ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                   UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                      BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
----------------------------------------------------------------------------------------------------------------------
MFS(R) VARIABLE INSURANCE TRUST
----------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Growth Stock Series -- Service Class Shares         $ 7.51            $ 7.42         34,344    2011
                                                                         6.80              7.51         37,091    2010
                                                                         4.97              6.80         42,059    2009
                                                                         8.02              4.97         53,917    2008
                                                                         7.34              8.02         98,082    2007
                                                                         6.95              7.34        109,361    2006
                                                                         6.77              6.95         97,494    2005
                                                                         6.32              6.77        149,865    2004
                                                                         5.24              6.32        163,937    2003
                                                                         7.36              5.24        120,658    2002
----------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Trust Series -- Service Class Shares                $ 9.60            $ 9.22         52,993    2011
                                                                         8.80              9.60         60,104    2010
                                                                         7.06              8.80         67,508    2009
                                                                        10.75              7.06         77,982    2008
                                                                         9.93             10.75         79,190    2007
                                                                         8.96              9.93         86,655    2006
                                                                         8.50              8.96         92,553    2005
                                                                         7.78              8.50         97,894    2004
                                                                         6.49              7.78        107,860    2003
                                                                         8.36              6.49         93,727    2002
----------------------------------------------------------------------------------------------------------------------
  MFS(R) New Discovery Series -- Service Class Shares                  $13.44            $11.84         20,726    2011
                                                                        10.05             13.44         26,016    2010
                                                                         6.27             10.05         31,293    2009
                                                                        10.53              6.27         35,149    2008
                                                                        10.47             10.53         47,112    2007
                                                                         9.42             10.47         65,048    2006
                                                                         9.12              9.42         58,221    2005
                                                                         8.72              9.12         80,537    2004
                                                                         6.64              8.72        235,645    2003
                                                                         9.90              6.64         61,530    2002
----------------------------------------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                   $11.08            $11.07         33,589    2011
                                                                        10.27             11.08         44,928    2010
                                                                         8.86             10.27         47,077    2009
                                                                        11.59              8.86         53,378    2008
                                                                        11.34             11.59         68,734    2007
                                                                        10.32             11.34         53,017    2006
                                                                        10.00             10.32         15,393    2005
----------------------------------------------------------------------------------------------------------------------
  MFS(R) Utilities Series -- Service Class Shares                      $16.65            $17.45         57,659    2011
                                                                        14.91             16.65         70,830    2010
                                                                        11.40             14.91         80,239    2009
                                                                        18.63             11.40        119,729    2008
                                                                        14.85             18.63        106,204    2007
                                                                        11.52             14.85         76,859    2006
                                                                        10.04             11.52         62,891    2005
                                                                         7.86             10.04         78,182    2004
                                                                         5.89              7.86         53,350    2003
                                                                         7.76              5.89         45,778    2002
----------------------------------------------------------------------------------------------------------------------

                                                                                                               NUMBER OF
                                                                             ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                            UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                               BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
-------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER VARIABLE ACCOUNT FUNDS
-------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Balanced Fund/VA -- Service Shares                                $ 9.13            $ 9.01         62,255    2011
                                                                                  8.23              9.13         76,312    2010
                                                                                  6.88              8.23         79,310    2009
                                                                                 12.40              6.88         83,962    2008
                                                                                 12.17             12.40         92,838    2007
                                                                                 11.16             12.17         71,867    2006
                                                                                 10.94             11.16         77,698    2005
                                                                                 10.00             10.94          5,686    2004
-------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Capital Appreciation Fund/VA -- Service Shares                    $12.87            $12.50         56,394    2011
                                                                                 11.99             12.87         56,538    2010
                                                                                  8.45             11.99         57,813    2009
                                                                                 15.80              8.45         59,073    2008
                                                                                 14.11             15.80         65,277    2007
                                                                                 13.31             14.11         65,475    2006
                                                                                 12.90             13.31         72,790    2005
                                                                                 12.30             12.90         46,908    2004
                                                                                 10.00             12.30         35,826    2003
-------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Global Securities Fund/VA -- Service Shares                       $14.34            $12.91        166,597    2011
                                                                                 12.59             14.34        182,232    2010
                                                                                  9.18             12.59        229,839    2009
                                                                                 15.64              9.18        243,168    2008
                                                                                 14.99             15.64        256,636    2007
                                                                                 12.98             14.99        272,177    2006
                                                                                 11.56             12.98        301,751    2005
                                                                                  9.88             11.56        334,079    2004
                                                                                  7.03              9.88        316,675    2003
                                                                                  9.20              7.03        236,082    2002
-------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Fund/VA -- Service Shares                             $ 9.84            $ 9.65        234,292    2011
                                                                                  8.63              9.84        249,468    2010
                                                                                  6.85              8.63        204,421    2009
                                                                                 11.34              6.85        214,137    2008
                                                                                 11.07             11.34        160,922    2007
                                                                                  9.80             11.07        178,832    2006
                                                                                  9.42              9.80        188,098    2005
                                                                                  8.77              9.42        208,590    2004
                                                                                  7.05              8.77        224,577    2003
                                                                                  8.84              7.05        176,404    2002
-------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Small- & Mid-Cap Fund(R)/VA -- Service Shares         $18.89            $18.15         73,048    2011
                                                                                 15.60             18.89         80,664    2010
                                                                                 11.58             15.60         42,580    2009
                                                                                 18.98             11.58         46,050    2008
                                                                                 19.57             18.98         44,379    2007
                                                                                 17.34             19.57         28,668    2006
                                                                                 16.06             17.34         29,343    2005
                                                                                 13.70             16.06         28,973    2004
                                                                                 10.00             13.70         24,443    2003
-------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Small- & Mid-Cap Growth Fund/VA -- Service Shares                 $13.33            $13.22          1,112    2011
                                                                                 10.65             13.33          3,767    2010
                                                                                  8.18             10.65          4,195    2009
                                                                                 16.37              8.18          5,227    2008
                                                                                 15.69             16.37          5,229    2007
                                                                                 15.53             15.69          3,629    2006
                                                                                 14.09             15.53          2,882    2005
                                                                                 11.99             14.09         56,208    2004
                                                                                 10.00             11.99         11,756    2003
-------------------------------------------------------------------------------------------------------------------------------

                                                                                                  NUMBER OF
                                                                ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                               UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                  BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
------------------------------------------------------------------------------------------------------------------
PIMCO VARIABLE INSURANCE TRUST
------------------------------------------------------------------------------------------------------------------
 All Asset Portfolio -- Advisor Class Shares                       $12.53            $12.57        191,054    2011
                                                                    11.27             12.53        186,254    2010
                                                                     9.43             11.27         58,154    2009
                                                                    11.40              9.43         48,239    2008
                                                                    10.70             11.40         35,033    2007
                                                                    10.40             10.70         27,371    2006
                                                                    10.00             10.40         19,463    2005
------------------------------------------------------------------------------------------------------------------
 Foreign Bond Portfolio (U.S. Dollar Hedged) --                    $14.96            $15.72         17,152    2011
   Administrative Class Shares                                      14.01             14.96         27,726    2010
                                                                    12.32             14.01         18,364    2009
                                                                    12.82             12.32         19,188    2008
                                                                    12.58             12.82         21,695    2007
                                                                    12.51             12.58         22,416    2006
                                                                    12.09             12.51         23,440    2005
                                                                    11.64             12.09         25,433    2004
                                                                    11.56             11.64         31,761    2003
                                                                    10.86             11.56         21,324    2002
------------------------------------------------------------------------------------------------------------------
 High Yield Portfolio -- Administrative Class Shares               $16.91            $17.19        141,756    2011
                                                                    15.01             16.91        172,558    2010
                                                                    10.87             15.01        150,153    2009
                                                                    14.45             10.87        167,298    2008
                                                                    14.18             14.45        145,241    2007
                                                                    13.21             14.18        139,274    2006
                                                                    12.90             13.21        126,571    2005
                                                                    11.97             12.90        320,630    2004
                                                                     9.90             11.97        363,963    2003
                                                                    10.18              9.90         87,834    2002
------------------------------------------------------------------------------------------------------------------
 Long-Term U.S. Government Portfolio -- Administrative             $17.89            $22.51         61,386    2011
   Class Shares                                                     16.29             17.89         79,376    2010
                                                                    17.32             16.29        138,767    2009
                                                                    15.00             17.32        198,145    2008
                                                                    13.89             15.00        161,042    2007
                                                                    13.96             13.89        126,805    2006
                                                                    13.54             13.96         95,855    2005
                                                                    12.79             13.54        124,956    2004
                                                                    12.51             12.79        190,970    2003
                                                                    10.81             12.51        249,415    2002
------------------------------------------------------------------------------------------------------------------
 Low Duration Portfolio -- Administrative Class Shares             $12.21            $12.15        315,424    2011
                                                                    11.79             12.21        275,725    2010
                                                                    10.57             11.79        301,076    2009
                                                                    10.79             10.57        298,615    2008
                                                                    10.21             10.79        162,026    2007
                                                                     9.98             10.21         11,345    2006
                                                                    10.00              9.98          7,455    2005
------------------------------------------------------------------------------------------------------------------
 Total Return Portfolio -- Administrative Class Shares             $16.90            $17.23        645,800    2011
                                                                    15.89             16.90        906,523    2010
                                                                    14.16             15.89        841,292    2009
                                                                    13.73             14.16        820,120    2008
                                                                    12.83             13.73        854,916    2007
                                                                    12.56             12.83        883,696    2006
                                                                    12.46             12.56        771,660    2005
                                                                    12.07             12.46        855,755    2004
                                                                    11.68             12.07        926,420    2003
                                                                    10.88             11.68        825,461    2002
------------------------------------------------------------------------------------------------------------------

                                                                                               NUMBER OF
                                                             ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                            UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                               BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
---------------------------------------------------------------------------------------------------------------
RYDEX VARIABLE TRUST
---------------------------------------------------------------------------------------------------------------
  NASDAQ-100(R) Fund                                            $ 6.18            $ 6.22        15,299     2011
                                                                  5.30              6.18        21,933     2010
                                                                  3.55              5.30        26,695     2009
                                                                  6.20              3.55        77,057     2008
                                                                  5.35              6.20        76,624     2007
                                                                  5.14              5.35        68,408     2006
                                                                  5.17              5.14        41,803     2005
                                                                  4.80              5.17        59,997     2004
                                                                  3.36              4.80        44,369     2003
                                                                  5.58              3.36        58,681     2002
---------------------------------------------------------------------------------------------------------------
THE PRUDENTIAL SERIES FUND
---------------------------------------------------------------------------------------------------------------
  Jennison 20/20 Focus Portfolio -- Class II Shares             $19.73            $18.55        22,238     2011
                                                                 18.68             19.73        56,135     2010
                                                                 12.06             18.68        66,998     2009
                                                                 20.22             12.06        70,868     2008
                                                                 18.67             20.22        82,431     2007
                                                                 16.70             18.67        74,469     2006
                                                                 13.99             16.70        49,459     2005
                                                                 12.32             13.99           816     2004
                                                                 10.00             12.32            --     2003
---------------------------------------------------------------------------------------------------------------
  Jennison Portfolio -- Class II Shares                         $15.13            $14.87         6,891     2011
                                                                 13.79             15.13         4,952     2010
                                                                  9.83             13.79         9,039     2009
                                                                 16.00              9.83         7,355     2008
                                                                 14.58             16.00        15,612     2007
                                                                 14.61             14.58        13,844     2006
                                                                 13.02             14.61         3,666     2005
                                                                 12.12             13.02         1,389     2004
                                                                 10.00             12.12         1,838     2003
---------------------------------------------------------------------------------------------------------------
  Natural Resources Portfolio -- Class II Shares                $25.92            $20.57        54,331     2011
                                                                 20.67             25.92        79,832     2010
                                                                 11.90             20.67        79,347     2009
                                                                 25.84             11.90        85,085     2008
                                                                 17.78             25.84        57,589     2007
                                                                 14.85             17.78        24,296     2006
                                                                 10.00             14.85        10,936     2005
---------------------------------------------------------------------------------------------------------------
WELLS FARGO VARIABLE TRUST
---------------------------------------------------------------------------------------------------------------
  Wells Fargo Advantage VT Omega Growth Fund -- Class 2         $12.60            $11.71         1,795     2011
                                                                 10.00             12.60         2,210     2010
---------------------------------------------------------------------------------------------------------------

        PAYMENT OPTIMIZER PLUS (FOR JOINT ANNUITANT CONTRACTS) ELECTED

                                                                                                            NUMBER OF
                                                                          ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                         UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                            BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
----------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
----------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Basic Value Fund -- Series II shares                          $ 7.43            $ 7.02            --     2011
                                                                               7.11              7.43            --     2010
                                                                               4.92              7.11            --     2009
                                                                              10.47              4.92            --     2008
                                                                              10.57             10.47           356     2007
                                                                              10.00             10.57            --     2006
----------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Capital Appreciation Fund -- Series I shares                  $ 8.09            $ 7.28            --     2011
                                                                               7.16              8.09            --     2010
                                                                               6.05              7.16            --     2009
                                                                              10.77              6.05            --     2008
                                                                               9.83             10.77            --     2007
                                                                              10.00              9.83            --     2006
----------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Core Equity Fund -- Series I shares                           $10.42            $10.18            --     2011
                                                                               9.73             10.42            --     2010
                                                                               7.76              9.73            --     2009
                                                                              11.36              7.76            --     2008
                                                                              10.75             11.36            --     2007
                                                                              10.00             10.75            --     2006
----------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. International Growth Fund -- Series II shares                 $10.36            $ 9.42         3,289     2011
                                                                               9.41             10.36         3,274     2010
                                                                               7.14              9.41         5,083     2009
                                                                              12.28              7.14         5,666     2008
                                                                              10.98             12.28         5,368     2007
                                                                              10.00             10.98           358     2006
----------------------------------------------------------------------------------------------------------------------------
  Invesco Van Kampen V.I. Capital Growth Fund -- Series II shares            $10.25            $ 9.38            --     2011
                                                                               8.77             10.25            --     2010
                                                                               5.41              8.77            --     2009
                                                                              10.89              5.41            --     2008
                                                                               9.55             10.89            --     2007
                                                                              10.00              9.55            --     2006
----------------------------------------------------------------------------------------------------------------------------
  Invesco Van Kampen V.I. Comstock Fund -- Series II shares                  $ 9.27            $ 8.87            --     2011
                                                                               8.20              9.27            --     2010
                                                                               6.53              8.20            --     2009
                                                                              10.41              6.53            --     2008
                                                                              10.90             10.41         5,183     2007
                                                                              10.00             10.90           120     2006
----------------------------------------------------------------------------------------------------------------------------
  Invesco Van Kampen V.I. Equity and Income Fund -- Series II shares         $ 9.62            $ 9.28            --     2011
                                                                               8.78              9.62            --     2010
                                                                               7.33              8.78            --     2009
                                                                               9.70              7.33            --     2008
                                                                              10.00              9.70            --     2007
----------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
----------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Balanced Wealth Strategy Portfolio -- Class B            $ 9.10            $ 8.62         7,800     2011
                                                                               8.44              9.10         8,486     2010
                                                                               6.93              8.44         9,280     2009
                                                                              10.16              6.93         9,985     2008
                                                                              10.00             10.16            --     2007
----------------------------------------------------------------------------------------------------------------------------

                                                                                                       NUMBER OF
                                                                     ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                    UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                       BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
-----------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Global Thematic Growth Portfolio -- Class B         $10.65            $ 7.97            --     2011
                                                                          9.19             10.65            --     2010
                                                                          6.14              9.19            --     2009
                                                                         11.95              6.14            --     2008
                                                                         10.20             11.95            --     2007
                                                                         10.00             10.20            --     2006
-----------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Growth and Income Portfolio -- Class B              $ 8.49            $ 8.80            --     2011
                                                                          7.70              8.49            --     2010
                                                                          6.54              7.70            --     2009
                                                                         11.29              6.54            --     2008
                                                                         11.01             11.29            --     2007
                                                                         10.00             11.01            --     2006
-----------------------------------------------------------------------------------------------------------------------
  AllianceBernstein International Value Portfolio -- Class B            $ 7.04            $ 5.54        11,088     2011
                                                                          6.90              7.04         9,652     2010
                                                                          5.26              6.90         9,186     2009
                                                                         11.51              5.26        10,233     2008
                                                                         11.15             11.51        13,311     2007
                                                                         10.00             11.15           823     2006
-----------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Large Cap Growth Portfolio -- Class B               $ 9.26            $ 8.72            --     2011
                                                                          8.63              9.26            --     2010
                                                                          6.44              8.63            --     2009
                                                                         10.95              6.44            --     2008
                                                                          9.86             10.95            --     2007
                                                                         10.00              9.86            --     2006
-----------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Small Cap Growth Portfolio -- Class B               $10.24            $10.43            --     2011
                                                                          7.67             10.24            --     2010
                                                                          5.55              7.67            --     2009
                                                                         10.45              5.55            --     2008
                                                                          9.40             10.45            --     2007
                                                                         10.00              9.40            --     2006
-----------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VARIABLE PORTFOLIOS II, INC.
-----------------------------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                              $11.55            $12.62         6,157     2011
                                                                         11.24             11.55         7,197     2010
                                                                         10.43             11.24        11,251     2009
                                                                         10.85             10.43        10,036     2008
                                                                         10.13             10.85            --     2007
                                                                         10.00             10.13            --     2006
-----------------------------------------------------------------------------------------------------------------------
BLACKROCK VARIABLE SERIES FUNDS, INC.
-----------------------------------------------------------------------------------------------------------------------
  BlackRock Basic Value V.I. Fund -- Class III Shares                   $ 9.56            $ 9.09            --     2011
                                                                          8.69              9.56            --     2010
                                                                          6.80              8.69            --     2009
                                                                         11.02              6.80            --     2008
                                                                         11.10             11.02            --     2007
                                                                         10.00             11.10            --     2006
-----------------------------------------------------------------------------------------------------------------------
  BlackRock Global Allocation V.I. Fund -- Class III Shares             $11.86            $11.17        30,502     2011
                                                                         11.05             11.86        32,494     2010
                                                                          9.35             11.05        36,120     2009
                                                                         11.91              9.35        38,331     2008
                                                                         10.44             11.91        24,933     2007
                                                                         10.00             10.44            --     2006
-----------------------------------------------------------------------------------------------------------------------

                                                                                                  NUMBER OF
                                                                ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                               UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                  BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
------------------------------------------------------------------------------------------------------------------
 BlackRock Large Cap Growth V.I. Fund -- Class III Shares          $ 8.54            $ 8.55            --     2011
                                                                     7.59              8.54            --     2010
                                                                     6.13              7.59            --     2009
                                                                    10.62              6.13            --     2008
                                                                    10.05             10.62            --     2007
                                                                    10.00             10.05            --     2006
------------------------------------------------------------------------------------------------------------------
 BlackRock Value Opportunities V.I. Fund -- Class III Shares       $ 8.82            $ 8.40            --     2011
                                                                     7.04              8.82            --     2010
                                                                     5.62              7.04            --     2009
                                                                     9.62              5.62            --     2008
                                                                     9.95              9.62            --     2007
                                                                    10.00              9.95            --     2006
------------------------------------------------------------------------------------------------------------------
COLUMBIA FUNDS VARIABLE INSURANCE TRUST I
------------------------------------------------------------------------------------------------------------------
 Columbia Variable Portfolio -- Marsico Growth Fund --             $10.17            $ 9.68            --     2011
   Class 1                                                           8.56             10.17            --     2010
                                                                     6.92              8.56            --     2009
                                                                    11.69              6.92            --     2008
                                                                    10.18             11.69            --     2007
                                                                    10.00             10.18            --     2006
------------------------------------------------------------------------------------------------------------------
 Columbia Variable Portfolio -- Marsico International              $ 9.32            $ 7.63         4,007     2011
   Opportunities Fund -- Class 2                                     8.38              9.32         3,620     2010
                                                                     6.21              8.38         3,760     2009
                                                                    12.34              6.21         4,375     2008
                                                                    10.55             12.34         5,342     2007
                                                                    10.00             10.55           435     2006
------------------------------------------------------------------------------------------------------------------
EATON VANCE VARIABLE TRUST
------------------------------------------------------------------------------------------------------------------
 VT Floating-Rate Income Fund                                      $10.86            $10.89            --     2011
                                                                    10.18             10.86            --     2010
                                                                     7.22             10.18         3,167     2009
                                                                    10.13              7.22         3,534     2008
                                                                    10.20             10.13         4,347     2007
                                                                    10.00             10.20            --     2006
------------------------------------------------------------------------------------------------------------------
FEDERATED INSURANCE SERIES
------------------------------------------------------------------------------------------------------------------
 Federated High Income Bond Fund II -- Service Shares              $12.81            $13.14            --     2011
                                                                    11.46             12.81            --     2010
                                                                     7.69             11.46            --     2009
                                                                    10.64              7.69            --     2008
                                                                    10.55             10.64            --     2007
                                                                    10.00             10.55            --     2006
------------------------------------------------------------------------------------------------------------------
 Federated Kaufmann Fund II -- Service Shares                      $10.03            $ 8.48         5,490     2011
                                                                     8.72             10.03         5,065     2010
                                                                     6.91              8.72         3,716     2009
                                                                    12.16              6.91         3,965     2008
                                                                    10.32             12.16            --     2007
                                                                    10.00             10.32            --     2006
------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND
------------------------------------------------------------------------------------------------------------------
 VIP Balanced Portfolio -- Service Class 2                         $11.04            $10.38            --     2011
                                                                     9.59             11.04            --     2010
                                                                     7.10              9.59            --     2009
                                                                    11.02              7.10            --     2008
                                                                    10.37             11.02            --     2007
                                                                    10.00             10.37            --     2006
------------------------------------------------------------------------------------------------------------------

                                                                                                       NUMBER OF
                                                                     ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                    UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                       BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
-----------------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2                        $ 9.95            $ 9.45            --     2011
                                                                          8.70              9.95            --     2010
                                                                          6.57              8.70            --     2009
                                                                         11.73              6.57            --     2008
                                                                         10.23             11.73         4,717     2007
                                                                         10.00             10.23           256     2006
-----------------------------------------------------------------------------------------------------------------------
  VIP Dynamic Capital Appreciation Portfolio -- Service Class 2         $ 9.28            $ 8.82            --     2011
                                                                          8.05              9.28            --     2010
                                                                          6.06              8.05            --     2009
                                                                         10.57              6.06            --     2008
                                                                         10.14             10.57            --     2007
                                                                         10.00             10.14            --     2006
-----------------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                        $ 8.66            $ 8.52            --     2011
                                                                          7.71              8.66            --     2010
                                                                          6.07              7.71            --     2009
                                                                         10.86              6.07            --     2008
                                                                         10.97             10.86         4,040     2007
                                                                         10.00             10.97            --     2006
-----------------------------------------------------------------------------------------------------------------------
  VIP Growth & Income Portfolio -- Service Class 2                      $ 9.10            $ 9.02            --     2011
                                                                          8.13              9.10            --     2010
                                                                          6.55              8.13            --     2009
                                                                         11.52              6.55            --     2008
                                                                         10.54             11.52            --     2007
                                                                         10.00             10.54            --     2006
-----------------------------------------------------------------------------------------------------------------------
  VIP Growth Portfolio -- Service Class 2                               $ 9.72            $ 9.50            --     2011
                                                                          8.03              9.72            --     2010
                                                                          6.42              8.03            --     2009
                                                                         12.46              6.42            --     2008
                                                                         10.07             12.46            --     2007
                                                                         10.00             10.07            --     2006
-----------------------------------------------------------------------------------------------------------------------
  VIP Investment Grade Bond Portfolio -- Service Class 2                $11.26            $11.78            --     2011
                                                                         10.71             11.26            --     2010
                                                                          9.49             10.71            --     2009
                                                                         10.06              9.49            --     2008
                                                                         10.00             10.06         4,380     2007
-----------------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                              $11.18            $ 9.74            --     2011
                                                                          8.89             11.18            --     2010
                                                                          6.51              8.89            --     2009
                                                                         11.03              6.51            --     2008
                                                                          9.78             11.03         2,009     2007
                                                                         10.00              9.78            --     2006
-----------------------------------------------------------------------------------------------------------------------
  VIP Value Strategies Portfolio -- Service Class 2                     $ 9.83            $ 8.74            --     2011
                                                                          7.96              9.83            --     2010
                                                                          5.18              7.96            --     2009
                                                                         10.89              5.18            --     2008
                                                                         10.56             10.89            --     2007
                                                                         10.00             10.56            --     2006
-----------------------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
-----------------------------------------------------------------------------------------------------------------------
  Franklin Income Securities Fund -- Class 2 Shares                     $11.25            $11.26        68,428     2011
                                                                         10.21             11.25        71,784     2010
                                                                          7.70             10.21        72,831     2009
                                                                         11.20              7.70        78,313     2008
                                                                         11.05             11.20        77,480     2007
                                                                         10.00             11.05            --     2006
-----------------------------------------------------------------------------------------------------------------------

                                                                                                                 NUMBER OF
                                                                               ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                              UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                                 BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
---------------------------------------------------------------------------------------------------------------------------------
  Franklin Templeton VIP Founding Funds Allocation Fund -- Class 2 Shares         $ 8.51            $ 8.19         8,333     2011
                                                                                    7.89              8.51         8,914     2010
                                                                                    6.20              7.89        10,671     2009
                                                                                    9.89              6.20        11,733     2008
                                                                                   10.00              9.89         2,443     2007
---------------------------------------------------------------------------------------------------------------------------------
  Mutual Shares Securities Fund -- Class 2 Shares                                 $ 9.04            $ 8.75         5,417     2011
                                                                                    8.32              9.04         5,600     2010
                                                                                    6.75              8.32         9,660     2009
                                                                                   10.98              6.75         9,817     2008
                                                                                   10.86             10.98            --     2007
                                                                                   10.00             10.86           241     2006
---------------------------------------------------------------------------------------------------------------------------------
  Templeton Growth Securities Fund -- Class 2 Shares                              $ 8.34            $ 7.59            --     2011
                                                                                    7.95              8.34            --     2010
                                                                                    6.20              7.95            --     2009
                                                                                   11.00              6.20            --     2008
                                                                                   11.00             11.00            --     2007
                                                                                   10.00             11.00            --     2006
---------------------------------------------------------------------------------------------------------------------------------
GE INVESTMENTS FUNDS, INC.
---------------------------------------------------------------------------------------------------------------------------------
  Core Value Equity Fund -- Class 1 Shares                                        $10.28            $ 9.89            --     2011
                                                                                    9.43             10.28            --     2010
                                                                                    7.69              9.43            --     2009
                                                                                   11.73              7.69            --     2008
                                                                                   10.90             11.73            --     2007
                                                                                   10.00             10.90            --     2006
---------------------------------------------------------------------------------------------------------------------------------
  Income Fund -- Class 1 Shares                                                   $10.89            $11.41            --     2011
                                                                                   10.36             10.89            --     2010
                                                                                    9.82             10.36            --     2009
                                                                                   10.59              9.82            --     2008
                                                                                   10.33             10.59            --     2007
                                                                                   10.00             10.33           634     2006
---------------------------------------------------------------------------------------------------------------------------------
  Mid-Cap Equity Fund -- Class 1 Shares                                           $11.29            $10.12            --     2011
                                                                                    9.16             11.29            --     2010
                                                                                    6.62              9.16            --     2009
                                                                                   10.90              6.62            --     2008
                                                                                    9.90             10.90         2,027     2007
                                                                                   10.00              9.90            --     2006
---------------------------------------------------------------------------------------------------------------------------------
  Money Market Fund                                                               $ 9.99            $ 9.76            --     2011
                                                                                   10.22              9.99            --     2010
                                                                                   10.42             10.22            --     2009
                                                                                   10.43             10.42            --     2008
                                                                                   10.17             10.43            --     2007
                                                                                   10.00             10.17           129     2006
---------------------------------------------------------------------------------------------------------------------------------
  Money Market Fund (DDCA)                                                        $ 9.55            $ 9.33            --     2011
                                                                                    9.77              9.55            --     2010
                                                                                    9.96              9.77            --     2009
                                                                                   10.00              9.96            --     2008
---------------------------------------------------------------------------------------------------------------------------------
  Premier Growth Equity Fund -- Class 1 Shares                                    $ 9.83            $ 9.66            --     2011
                                                                                    9.01              9.83            --     2010
                                                                                    6.65              9.01            --     2009
                                                                                   10.73              6.65            --     2008
                                                                                   10.43             10.73            --     2007
                                                                                   10.00             10.43            --     2006
---------------------------------------------------------------------------------------------------------------------------------

                                                                                                  NUMBER OF
                                                                ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                               UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                  BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
------------------------------------------------------------------------------------------------------------------
 Real Estate Securities Fund -- Class 1 Shares                     $10.58            $11.36         1,428     2011
                                                                     8.40             10.58         1,612     2010
                                                                     6.33              8.40         1,943     2009
                                                                    10.12              6.33         2,360     2008
                                                                    12.16             10.12            --     2007
                                                                    10.00             12.16            --     2006
------------------------------------------------------------------------------------------------------------------
 S&P 500(R) Index Fund                                             $ 9.43            $ 9.37            --     2011
                                                                     8.40              9.43            --     2010
                                                                     6.80              8.40            --     2009
                                                                    11.12              6.80            --     2008
                                                                    10.82             11.12         2,963     2007
                                                                    10.00             10.82            --     2006
------------------------------------------------------------------------------------------------------------------
 Small-Cap Equity Fund -- Class 1 Shares                           $ 9.65            $ 9.73            --     2011
                                                                     7.74              9.65            --     2010
                                                                     6.05              7.74            --     2009
                                                                     9.92              6.05            --     2008
                                                                     9.91              9.92            --     2007
                                                                    10.00              9.91            --     2006
------------------------------------------------------------------------------------------------------------------
 Total Return Fund -- Class 3 Shares                               $10.02            $ 9.49        82,995     2011
                                                                     9.37             10.02        85,598     2010
                                                                     7.95              9.37        86,420     2009
                                                                    11.52              7.95        88,176     2008
                                                                    10.56             11.52        82,145     2007
                                                                    10.00             10.56            --     2006
------------------------------------------------------------------------------------------------------------------
 U.S. Equity Fund -- Class 1 Shares                                $ 9.88            $ 9.38            --     2011
                                                                     9.16              9.88            --     2010
                                                                     7.12              9.16            --     2009
                                                                    11.40              7.12            --     2008
                                                                    10.79             11.40            --     2007
                                                                    10.00             10.79            --     2006
------------------------------------------------------------------------------------------------------------------
GENWORTH VARIABLE INSURANCE TRUST
------------------------------------------------------------------------------------------------------------------
 Genworth Calamos Growth Fund -- Service Shares                    $11.52            $10.45         1,442     2011
                                                                     9.43             11.52         1,460     2010
                                                                     6.41              9.43            --     2009
                                                                    10.00              6.41            --     2008
------------------------------------------------------------------------------------------------------------------
 Genworth Davis NY Venture Fund -- Service Shares                  $ 9.74            $ 9.08            --     2011
                                                                     8.95              9.74            --     2010
                                                                     7.00              8.95            --     2009
                                                                    10.00              7.00            --     2008
------------------------------------------------------------------------------------------------------------------
 Genworth Eaton Vance Large Cap Value Fund -- Service Shares       $ 9.18            $ 8.54         5,556     2011
                                                                     8.60              9.18         5,559     2010
                                                                     7.57              8.60         9,229     2009
                                                                    10.00              7.57         8,814     2008
------------------------------------------------------------------------------------------------------------------
 Genworth Enhanced International Index Fund -- Service             $10.87            $ 9.22            --     2011
   Shares                                                           10.00             10.87            --     2010
------------------------------------------------------------------------------------------------------------------
 Genworth Goldman Sachs Enhanced Core Bond Index Fund --           $11.52            $11.99        13,023     2011
   Service Shares                                                   11.21             11.52        14,407     2010
                                                                    10.56             11.21         7,042     2009
                                                                    10.00             10.56         6,223     2008
------------------------------------------------------------------------------------------------------------------
 Genworth Legg Mason ClearBridge Aggressive Growth Fund --         $11.77            $11.72         3,987     2011
   Service Shares                                                    9.72             11.77         4,325     2010
                                                                     7.45              9.72        10,078     2009
                                                                    10.00              7.45        10,903     2008
------------------------------------------------------------------------------------------------------------------

                                                                                                  NUMBER OF
                                                                ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                               UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                  BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
------------------------------------------------------------------------------------------------------------------
 Genworth PIMCO StocksPLUS Fund -- Service Shares                  $11.81            $11.77        16,042     2011
                                                                    10.28             11.81        17,224     2010
                                                                     7.22             10.28        12,420     2009
                                                                    10.00              7.22        14,799     2008
------------------------------------------------------------------------------------------------------------------
 Genworth PYRAMIS(R) Small/Mid Cap Core Fund -- Service            $10.26            $ 9.28         5,072     2011
   Shares                                                            8.47             10.26         5,008     2010
                                                                     6.56              8.47         3,823     2009
                                                                    10.00              6.56         4,135     2008
------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES
------------------------------------------------------------------------------------------------------------------
 Balanced Portfolio -- Service Shares                              $12.06            $11.95         1,489     2011
                                                                    11.41             12.06         1,621     2010
                                                                     9.29             11.41         1,727     2009
                                                                    11.33              9.29         1,817     2008
                                                                    10.51             11.33           865     2007
                                                                    10.00             10.51            --     2006
------------------------------------------------------------------------------------------------------------------
 Forty Portfolio -- Service Shares                                 $11.25            $10.23         3,029     2011
                                                                    10.81             11.25         2,999     2010
                                                                     7.57             10.81         8,936     2009
                                                                    13.91              7.57        10,641     2008
                                                                    10.41             13.91         4,021     2007
                                                                    10.00             10.41           315     2006
------------------------------------------------------------------------------------------------------------------
LEGG MASON PARTNERS VARIABLE EQUITY TRUST
------------------------------------------------------------------------------------------------------------------
 Legg Mason ClearBridge Variable Aggressive Growth                 $ 9.38            $ 9.37            --     2011
   Portfolio -- Class II                                             7.70              9.38            --     2010
                                                                     5.87              7.70            --     2009
                                                                    10.10              5.87            --     2008
                                                                    10.30             10.10            --     2007
                                                                    10.00             10.30            --     2006
------------------------------------------------------------------------------------------------------------------
 Legg Mason ClearBridge Variable Equity Income Builder             $ 8.31            $ 8.75            --     2011
   Portfolio -- Class II                                             7.58              8.31            --     2010
                                                                     6.32              7.58            --     2009
                                                                     9.95              6.32            --     2008
                                                                    10.00              9.95            --     2007
------------------------------------------------------------------------------------------------------------------
 Legg Mason ClearBridge Variable Fundamental All Cap Value         $ 8.44            $ 7.74            --     2011
   Portfolio -- Class I                                              7.41              8.44            --     2010
                                                                     5.86              7.41            --     2009
                                                                     9.45              5.86            --     2008
                                                                    10.00              9.45            --     2007
------------------------------------------------------------------------------------------------------------------
MFS(R) VARIABLE INSURANCE TRUST
------------------------------------------------------------------------------------------------------------------
 MFS(R) Investors Growth Stock Series -- Service Class             $10.21            $10.01            --     2011
   Shares                                                            9.31             10.21            --     2010
                                                                     6.85              9.31            --     2009
                                                                    11.12              6.85            --     2008
                                                                    10.24             11.12            --     2007
                                                                    10.00             10.24            --     2006
------------------------------------------------------------------------------------------------------------------
 MFS(R) Investors Trust Series -- Service Class Shares             $ 9.99            $ 9.53            --     2011
                                                                     9.22              9.99            --     2010
                                                                     7.45              9.22            --     2009
                                                                    11.42              7.45            --     2008
                                                                    10.62             11.42            --     2007
                                                                    10.00             10.62            --     2006
------------------------------------------------------------------------------------------------------------------

                                                                                                               NUMBER OF
                                                                             ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                            UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                               BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
-------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                            $10.14            $10.07         7,753     2011
                                                                                  9.46             10.14         8,396     2010
                                                                                  8.22              9.46         8,849     2009
                                                                                 10.83              8.22         8,936     2008
                                                                                 10.66             10.83         9,717     2007
                                                                                 10.00             10.66            --     2006
-------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Utilities Series -- Service Class Shares                               $13.26            $13.81            --     2011
                                                                                 11.95             13.26            --     2010
                                                                                  9.20             11.95            --     2009
                                                                                 15.14              9.20            --     2008
                                                                                 12.14             15.14            --     2007
                                                                                 10.00             12.14            --     2006
-------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER VARIABLE ACCOUNT FUNDS
-------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Balanced Fund/VA -- Service Shares                                $ 7.85            $ 7.70            --     2011
                                                                                  7.13              7.85            --     2010
                                                                                  6.00              7.13            --     2009
                                                                                 10.88              6.00            --     2008
                                                                                 10.76             10.88            --     2007
                                                                                 10.00             10.76            --     2006
-------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Capital Appreciation Fund/VA -- Service Shares                    $ 9.02            $ 8.70            --     2011
                                                                                  8.46              9.02            --     2010
                                                                                  6.00              8.46            --     2009
                                                                                 11.30              6.00            --     2008
                                                                                 10.16             11.30            --     2007
                                                                                 10.00             10.16            --     2006
-------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Global Securities Fund/VA -- Service Shares                       $ 9.84            $ 8.80         5,279     2011
                                                                                  8.70              9.84         5,148     2010
                                                                                  6.39              8.70         5,478     2009
                                                                                 10.95              6.39         6,383     2008
                                                                                 10.57             10.95            --     2007
                                                                                 10.00             10.57            --     2006
-------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Fund/VA -- Service Shares                             $ 9.23            $ 9.00        21,041     2011
                                                                                  8.16              9.23        22,013     2010
                                                                                  6.52              8.16        13,631     2009
                                                                                 10.87              6.52        14,530     2008
                                                                                 10.68             10.87            --     2007
                                                                                 10.00             10.68           553     2006
-------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Small- & Mid-Cap Fund(R)/VA -- Service Shares         $ 9.33            $ 8.90        10,560     2011
                                                                                  7.75              9.33        10,875     2010
                                                                                  5.80              7.75         2,104     2009
                                                                                  9.56              5.80         2,416     2008
                                                                                  9.92              9.56         3,453     2007
                                                                                 10.00              9.92            --     2006
-------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Small- & Mid-Cap Growth Fund/VA -- Service Shares                 $ 7.92            $ 7.81            --     2011
                                                                                  6.38              7.92            --     2010
                                                                                  4.93              6.38            --     2009
                                                                                  9.93              4.93            --     2008
                                                                                  9.58              9.93            --     2007
                                                                                 10.00              9.58            --     2006
-------------------------------------------------------------------------------------------------------------------------------

                                                                                                            NUMBER OF
                                                                          ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                         UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                            BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
----------------------------------------------------------------------------------------------------------------------------
PIMCO VARIABLE INSURANCE TRUST
----------------------------------------------------------------------------------------------------------------------------
  All Asset Portfolio -- Advisor Class Shares                                $11.79            $11.75            --     2011
                                                                              10.67             11.79            --     2010
                                                                               8.99             10.67            --     2009
                                                                              10.94              8.99            --     2008
                                                                              10.35             10.94            --     2007
                                                                              10.00             10.35            --     2006
----------------------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                        $12.16            $12.29         3,846     2011
                                                                              10.87             12.16         4,129     2010
                                                                               7.93             10.87         2,973     2009
                                                                              10.60              7.93         3,471     2008
                                                                              10.48             10.60            --     2007
                                                                              10.00             10.48           250     2006
----------------------------------------------------------------------------------------------------------------------------
  Long-Term U.S. Government Portfolio -- Administrative Class Shares         $13.27            $16.59            --     2011
                                                                              12.17             13.27            --     2010
                                                                              13.02             12.17         2,549     2009
                                                                              11.35             13.02         2,044     2008
                                                                              10.58             11.35         3,889     2007
                                                                              10.00             10.58           248     2006
----------------------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares                      $11.87            $11.73        15,909     2011
                                                                              11.53             11.87        16,829     2010
                                                                              10.41             11.53        22,068     2009
                                                                              10.70             10.41        20,178     2008
                                                                              10.19             10.70        24,758     2007
                                                                              10.00             10.19            --     2006
----------------------------------------------------------------------------------------------------------------------------
  Total Return Portfolio -- Administrative Class Shares                      $13.22            $13.39        11,698     2011
                                                                              12.51             13.22        12,604     2010
                                                                              11.22             12.51         6,330     2009
                                                                              10.96             11.22         5,849     2008
                                                                              10.31             10.96         4,033     2007
                                                                              10.00             10.31         1,272     2006
----------------------------------------------------------------------------------------------------------------------------
RYDEX VARIABLE TRUST
----------------------------------------------------------------------------------------------------------------------------
  NASDAQ-100(R) Fund                                                         $11.51            $11.50            --     2011
                                                                               9.94             11.51            --     2010
                                                                               6.69              9.94            --     2009
                                                                              11.78              6.69            --     2008
                                                                              10.23             11.78            --     2007
                                                                              10.00             10.23            --     2006
----------------------------------------------------------------------------------------------------------------------------
THE PRUDENTIAL SERIES FUND
----------------------------------------------------------------------------------------------------------------------------
  Jennison 20/20 Focus Portfolio -- Class II Shares                          $10.85            $10.13            --     2011
                                                                              10.34             10.85            --     2010
                                                                               6.72             10.34            --     2009
                                                                              11.34              6.72            --     2008
                                                                              10.54             11.34         3,851     2007
                                                                              10.00             10.54           560     2006
----------------------------------------------------------------------------------------------------------------------------
  Jennison Portfolio -- Class II Shares                                      $10.10            $ 9.86            --     2011
                                                                               9.27             10.10            --     2010
                                                                               6.65              9.27            --     2009
                                                                              10.90              6.65            --     2008
                                                                               9.99             10.90            --     2007
                                                                              10.00              9.99            --     2006
----------------------------------------------------------------------------------------------------------------------------

                                                                                               NUMBER OF
                                                             ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                            UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                               BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
---------------------------------------------------------------------------------------------------------------
  Natural Resources Portfolio -- Class II Shares                $13.55            $10.68            --     2011
                                                                 10.88             13.55            --     2010
                                                                  6.31             10.88         1,474     2009
                                                                 13.78              6.31         2,185     2008
                                                                  9.55             13.78           544     2007
                                                                 10.00              9.55            --     2006
---------------------------------------------------------------------------------------------------------------
WELLS FARGO VARIABLE TRUST
---------------------------------------------------------------------------------------------------------------
  Wells Fargo Advantage VT Omega Growth Fund -- Class 2         $12.56            $11.60            --     2011
                                                                 10.00             12.56            --     2010
---------------------------------------------------------------------------------------------------------------

        PAYMENT OPTIMIZER PLUS (FOR SINGLE ANNUITANT CONTRACTS) ELECTED

                                                                                                            NUMBER OF
                                                                          ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                         UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                            BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
----------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
----------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Basic Value Fund -- Series II shares                          $ 7.49            $ 7.08            --     2011
                                                                               7.15              7.49            --     2010
                                                                               4.94              7.15            --     2009
                                                                              10.50              4.94            --     2008
                                                                              10.58             10.50            --     2007
                                                                              10.00             10.58            --     2006
----------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Capital Appreciation Fund -- Series I shares                  $ 8.14            $ 7.34            --     2011
                                                                               7.20              8.14            --     2010
                                                                               6.08              7.20            --     2009
                                                                              10.79              6.08            --     2008
                                                                               9.84             10.79            --     2007
                                                                              10.00              9.84            --     2006
----------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Core Equity Fund -- Series I shares                           $10.49            $10.27            --     2011
                                                                               9.78             10.49            --     2010
                                                                               7.79              9.78            --     2009
                                                                              11.39              7.79            --     2008
                                                                              10.76             11.39            --     2007
                                                                              10.00             10.76            --     2006
----------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. International Growth Fund -- Series II shares                 $10.43            $ 9.50         6,651     2011
                                                                               9.46             10.43         6,977     2010
                                                                               7.17              9.46        11,421     2009
                                                                              12.31              7.17        13,380     2008
                                                                              10.99             12.31         9,634     2007
                                                                              10.00             10.99         1,042     2006
----------------------------------------------------------------------------------------------------------------------------
  Invesco Van Kampen V.I. Capital Growth Fund -- Series II shares            $10.32            $ 9.46            --     2011
                                                                               8.82             10.32            --     2010
                                                                               5.44              8.82            --     2009
                                                                              10.91              5.44            --     2008
                                                                               9.56             10.91            --     2007
                                                                              10.00              9.56            --     2006
----------------------------------------------------------------------------------------------------------------------------
  Invesco Van Kampen V.I. Comstock Fund -- Series II shares                  $ 9.34            $ 8.95            --     2011
                                                                               8.24              9.34            --     2010
                                                                               6.56              8.24            --     2009
                                                                              10.44              6.56            --     2008
                                                                              10.91             10.44         9,308     2007
                                                                              10.00             10.91           346     2006
----------------------------------------------------------------------------------------------------------------------------
  Invesco Van Kampen V.I. Equity and Income Fund -- Series II shares         $ 9.67            $ 9.35         7,091     2011
                                                                               8.82              9.67         7,322     2010
                                                                               7.35              8.82         7,006     2009
                                                                               9.71              7.35         7,069     2008
                                                                              10.00              9.71         9,796     2007
----------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
----------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Balanced Wealth Strategy Portfolio -- Class B            $ 9.14            $ 8.68        32,500     2011
                                                                               8.47              9.14        32,748     2010
                                                                               6.95              8.47        33,931     2009
                                                                              10.17              6.95        20,478     2008
                                                                              10.00             10.17           298     2007
----------------------------------------------------------------------------------------------------------------------------

                                                                                                       NUMBER OF
                                                                     ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                    UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                       BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
-----------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Global Thematic Growth Portfolio -- Class B         $10.73            $ 8.04             --    2011
                                                                          9.24             10.73             --    2010
                                                                          6.16              9.24             --    2009
                                                                         11.98              6.16             --    2008
                                                                         10.21             11.98             --    2007
                                                                         10.00             10.21             --    2006
-----------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Growth and Income Portfolio -- Class B              $ 8.55            $ 8.88             --    2011
                                                                          7.74              8.55             --    2010
                                                                          6.57              7.74             --    2009
                                                                         11.32              6.57             --    2008
                                                                         11.03             11.32             --    2007
                                                                         10.00             11.03             --    2006
-----------------------------------------------------------------------------------------------------------------------
  AllianceBernstein International Value Portfolio -- Class B            $ 7.09            $ 5.59         22,331    2011
                                                                          6.94              7.09         20,554    2010
                                                                          5.28              6.94         20,703    2009
                                                                         11.54              5.28         24,405    2008
                                                                         11.16             11.54         23,874    2007
                                                                         10.00             11.16          2,387    2006
-----------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Large Cap Growth Portfolio -- Class B               $ 9.33            $ 8.79             --    2011
                                                                          8.68              9.33             --    2010
                                                                          6.47              8.68             --    2009
                                                                         10.97              6.47             --    2008
                                                                          9.87             10.97             --    2007
                                                                         10.00              9.87             --    2006
-----------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Small Cap Growth Portfolio -- Class B               $10.31            $10.52             --    2011
                                                                          7.71             10.31             --    2010
                                                                          5.57              7.71             --    2009
                                                                         10.47              5.57             --    2008
                                                                          9.41             10.47             --    2007
                                                                         10.00              9.41             --    2006
-----------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VARIABLE PORTFOLIOS II, INC.
-----------------------------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                              $11.63            $12.73         13,083    2011
                                                                         11.31             11.63         15,266    2010
                                                                         10.48             11.31         25,226    2009
                                                                         10.87             10.48         23,277    2008
                                                                         10.14             10.87             --    2007
                                                                         10.00             10.14             --    2006
-----------------------------------------------------------------------------------------------------------------------
BLACKROCK VARIABLE SERIES FUNDS, INC.
-----------------------------------------------------------------------------------------------------------------------
  BlackRock Basic Value V.I. Fund -- Class III Shares                   $ 9.63            $ 9.16             --    2011
                                                                          8.74              9.63             --    2010
                                                                          6.82              8.74             --    2009
                                                                         11.05              6.82             --    2008
                                                                         11.11             11.05             --    2007
                                                                         10.00             11.11             --    2006
-----------------------------------------------------------------------------------------------------------------------
  BlackRock Global Allocation V.I. Fund -- Class III Shares             $11.94            $11.27        125,032    2011
                                                                         11.11             11.94        133,111    2010
                                                                          9.39             11.11        158,605    2009
                                                                         11.94              9.39        162,212    2008
                                                                         10.45             11.94        108,741    2007
                                                                         10.00             10.45         11,348    2006
-----------------------------------------------------------------------------------------------------------------------

                                                                                                  NUMBER OF
                                                                ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                               UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                  BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
------------------------------------------------------------------------------------------------------------------
 BlackRock Large Cap Growth V.I. Fund -- Class III Shares          $ 8.60            $ 8.62            --     2011
                                                                     7.64              8.60            --     2010
                                                                     6.16              7.64            --     2009
                                                                    10.64              6.16            --     2008
                                                                    10.06             10.64            --     2007
                                                                    10.00             10.06            --     2006
------------------------------------------------------------------------------------------------------------------
 BlackRock Value Opportunities V.I. Fund -- Class III Shares       $ 8.89            $ 8.47            --     2011
                                                                     7.08              8.89            --     2010
                                                                     5.64              7.08            --     2009
                                                                     9.64              5.64            --     2008
                                                                     9.96              9.64            --     2007
                                                                    10.00              9.96            --     2006
------------------------------------------------------------------------------------------------------------------
COLUMBIA FUNDS VARIABLE INSURANCE TRUST I
------------------------------------------------------------------------------------------------------------------
 Columbia Variable Portfolio -- Marsico Growth Fund --             $10.25            $ 9.77            --     2011
   Class 1                                                           8.61             10.25            --     2010
                                                                     6.94              8.61            --     2009
                                                                    11.72              6.94            --     2008
                                                                    10.19             11.72            --     2007
                                                                    10.00             10.19            --     2006
------------------------------------------------------------------------------------------------------------------
 Columbia Variable Portfolio -- Marsico International              $ 9.38            $ 7.70         8,113     2011
   Opportunities Fund -- Class 2                                     8.43              9.38         7,712     2010
                                                                     6.24              8.43         8,471     2009
                                                                    12.37              6.24        10,361     2008
                                                                    10.56             12.37         9,578     2007
                                                                    10.00             10.56         1,275     2006
------------------------------------------------------------------------------------------------------------------
EATON VANCE VARIABLE TRUST
------------------------------------------------------------------------------------------------------------------
 VT Floating-Rate Income Fund                                      $10.94            $10.98            --     2011
                                                                    10.24             10.94            --     2010
                                                                     7.25             10.24         7,084     2009
                                                                    10.16              7.25         8,348     2008
                                                                    10.21             10.16         7,905     2007
                                                                    10.00             10.21            --     2006
------------------------------------------------------------------------------------------------------------------
FEDERATED INSURANCE SERIES
------------------------------------------------------------------------------------------------------------------
 Federated High Income Bond Fund II -- Service Shares              $12.90            $13.26            --     2011
                                                                    11.52             12.90            --     2010
                                                                     7.72             11.52            --     2009
                                                                    10.67              7.72            --     2008
                                                                    10.56             10.67            --     2007
                                                                    10.00             10.56            --     2006
------------------------------------------------------------------------------------------------------------------
 Federated Kaufmann Fund II -- Service Shares                      $10.11            $ 8.56        11,051     2011
                                                                     8.77             10.11        10,786     2010
                                                                     6.94              8.77         8,322     2009
                                                                    12.20              6.94         9,271     2008
                                                                    10.33             12.20            --     2007
                                                                    10.00             10.33            --     2006
------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND
------------------------------------------------------------------------------------------------------------------
 VIP Balanced Portfolio -- Service Class 2                         $11.12            $10.47        11,459     2011
                                                                     9.65             11.12        12,897     2010
                                                                     7.12              9.65        13,139     2009
                                                                    11.05              7.12        15,036     2008
                                                                    10.38             11.05        17,784     2007
                                                                    10.00             10.38            --     2006
------------------------------------------------------------------------------------------------------------------

                                                                                                       NUMBER OF
                                                                     ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                    UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                       BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
-----------------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2                        $10.02            $ 9.53             --    2011
                                                                          8.75             10.02             --    2010
                                                                          6.60              8.75             --    2009
                                                                         11.76              6.60             --    2008
                                                                         10.24             11.76          8,477    2007
                                                                         10.00             10.24            734    2006
-----------------------------------------------------------------------------------------------------------------------
  VIP Dynamic Capital Appreciation Portfolio -- Service Class 2         $ 9.35            $ 8.90             --    2011
                                                                          8.09              9.35             --    2010
                                                                          6.09              8.09             --    2009
                                                                         10.60              6.09             --    2008
                                                                         10.15             10.60             --    2007
                                                                         10.00             10.15             --    2006
-----------------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                        $ 8.72            $ 8.60             --    2011
                                                                          7.75              8.72             --    2010
                                                                          6.10              7.75             --    2009
                                                                         10.89              6.10             --    2008
                                                                         10.99             10.89          7,250    2007
                                                                         10.00             10.99             --    2006
-----------------------------------------------------------------------------------------------------------------------
  VIP Growth & Income Portfolio -- Service Class 2                      $ 9.16            $ 9.09             --    2011
                                                                          8.17              9.16             --    2010
                                                                          6.57              8.17             --    2009
                                                                         11.55              6.57             --    2008
                                                                         10.55             11.55             --    2007
                                                                         10.00             10.55             --    2006
-----------------------------------------------------------------------------------------------------------------------
  VIP Growth Portfolio -- Service Class 2                               $ 9.79            $ 9.58             --    2011
                                                                          8.07              9.79             --    2010
                                                                          6.44              8.07             --    2009
                                                                         12.49              6.44             --    2008
                                                                         10.08             12.49             --    2007
                                                                         10.00             10.08             --    2006
-----------------------------------------------------------------------------------------------------------------------
  VIP Investment Grade Bond Portfolio -- Service Class 2                $11.33            $11.87             --    2011
                                                                         10.76             11.33             --    2010
                                                                          9.52             10.76             --    2009
                                                                         10.07              9.52             --    2008
                                                                         10.00             10.07          7,994    2007
-----------------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                              $11.26            $ 9.82             --    2011
                                                                          8.94             11.26             --    2010
                                                                          6.54              8.94             --    2009
                                                                         11.06              6.54             --    2008
                                                                          9.79             11.06          3,603    2007
                                                                         10.00              9.79             --    2006
-----------------------------------------------------------------------------------------------------------------------
  VIP Value Strategies Portfolio -- Service Class 2                     $ 9.90            $ 8.82             --    2011
                                                                          8.01              9.90             --    2010
                                                                          5.20              8.01             --    2009
                                                                         10.91              5.20             --    2008
                                                                         10.57             10.91             --    2007
                                                                         10.00             10.57             --    2006
-----------------------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
-----------------------------------------------------------------------------------------------------------------------
  Franklin Income Securities Fund -- Class 2 Shares                     $11.33            $11.35        145,009    2011
                                                                         10.27             11.33        182,416    2010
                                                                          7.74             10.27        212,512    2009
                                                                         11.23              7.74        213,432    2008
                                                                         11.06             11.23        101,499    2007
                                                                         10.00             11.06          9,417    2006
-----------------------------------------------------------------------------------------------------------------------

                                                                                                                 NUMBER OF
                                                                               ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                              UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                                 BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
---------------------------------------------------------------------------------------------------------------------------------
  Franklin Templeton VIP Founding Funds Allocation Fund -- Class 2 Shares         $ 8.55            $ 8.24        21,008     2011
                                                                                    7.92              8.55        23,568     2010
                                                                                    6.21              7.92        26,659     2009
                                                                                    9.90              6.21        35,441     2008
                                                                                   10.00              9.90        15,430     2007
---------------------------------------------------------------------------------------------------------------------------------
  Mutual Shares Securities Fund -- Class 2 Shares                                 $ 9.11            $ 8.82        10,890     2011
                                                                                    8.37              9.11        11,910     2010
                                                                                    6.78              8.37        21,606     2009
                                                                                   11.01              6.78        23,209     2008
                                                                                   10.87             11.01            --     2007
                                                                                   10.00             10.87           696     2006
---------------------------------------------------------------------------------------------------------------------------------
  Templeton Growth Securities Fund -- Class 2 Shares                              $ 8.40            $ 7.65            --     2011
                                                                                    7.99              8.40            --     2010
                                                                                    6.23              7.99            --     2009
                                                                                   11.03              6.23            --     2008
                                                                                   11.01             11.03            --     2007
                                                                                   10.00             11.01            --     2006
---------------------------------------------------------------------------------------------------------------------------------
GE INVESTMENTS FUNDS, INC.
---------------------------------------------------------------------------------------------------------------------------------
  Core Value Equity Fund -- Class 1 Shares                                        $10.35            $ 9.97            --     2011
                                                                                    9.48             10.35            --     2010
                                                                                    7.72              9.48            --     2009
                                                                                   11.76              7.72            --     2008
                                                                                   10.91             11.76            --     2007
                                                                                   10.00             10.91            --     2006
---------------------------------------------------------------------------------------------------------------------------------
  Income Fund -- Class 1 Shares                                                   $10.97            $11.51            --     2011
                                                                                   10.41             10.97            --     2010
                                                                                    9.86             10.41            --     2009
                                                                                   10.61              9.86            --     2008
                                                                                   10.34             10.61            --     2007
                                                                                   10.00             10.34         1,808     2006
---------------------------------------------------------------------------------------------------------------------------------
  Mid-Cap Equity Fund -- Class 1 Shares                                           $11.38            $10.21            --     2011
                                                                                    9.21             11.38            --     2010
                                                                                    6.65              9.21            --     2009
                                                                                   10.92              6.65            --     2008
                                                                                    9.91             10.92         3,632     2007
                                                                                   10.00              9.91            --     2006
---------------------------------------------------------------------------------------------------------------------------------
  Money Market Fund                                                               $10.06            $ 9.85         4,675     2011
                                                                                   10.27             10.06           742     2010
                                                                                   10.47             10.27           745     2009
                                                                                   10.46             10.47         7,250     2008
                                                                                   10.18             10.46            --     2007
                                                                                   10.00             10.18           369     2006
---------------------------------------------------------------------------------------------------------------------------------
  Money Market Fund (DDCA)                                                        $ 9.59            $ 9.38            --     2011
                                                                                    9.79              9.59            --     2010
                                                                                    9.97              9.79            --     2009
                                                                                   10.00              9.97         3,633     2008
---------------------------------------------------------------------------------------------------------------------------------
  Premier Growth Equity Fund -- Class 1 Shares                                    $ 9.90            $ 9.74            --     2011
                                                                                    9.06              9.90            --     2010
                                                                                    6.67              9.06            --     2009
                                                                                   10.76              6.67            --     2008
                                                                                   10.44             10.76            --     2007
                                                                                   10.00             10.44            --     2006
---------------------------------------------------------------------------------------------------------------------------------

                                                                                                  NUMBER OF
                                                                ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                               UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                  BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
------------------------------------------------------------------------------------------------------------------
 Real Estate Securities Fund -- Class 1 Shares                     $10.66            $11.46          2,841    2011
                                                                     8.44             10.66          3,419    2010
                                                                     6.35              8.44          4,326    2009
                                                                    10.14              6.35          5,423    2008
                                                                    12.17             10.14             --    2007
                                                                    10.00             12.17             --    2006
------------------------------------------------------------------------------------------------------------------
 S&P 500(R) Index Fund                                             $ 9.49            $ 9.45             --    2011
                                                                     8.44              9.49             --    2010
                                                                     6.83              8.44             --    2009
                                                                    11.15              6.83             --    2008
                                                                    10.83             11.15          5,320    2007
                                                                    10.00             10.83             --    2006
------------------------------------------------------------------------------------------------------------------
 Small-Cap Equity Fund -- Class 1 Shares                           $ 9.72            $ 9.81             --    2011
                                                                     7.79              9.72             --    2010
                                                                     6.08              7.79             --    2009
                                                                     9.95              6.08             --    2008
                                                                     9.92              9.95             --    2007
                                                                    10.00              9.92             --    2006
------------------------------------------------------------------------------------------------------------------
 Total Return Fund -- Class 3 Shares                               $10.09            $ 9.57        166,733    2011
                                                                     9.42             10.09        201,874    2010
                                                                     7.98              9.42        210,597    2009
                                                                    11.55              7.98        212,236    2008
                                                                    10.57             11.55        155,584    2007
                                                                    10.00             10.57         35,695    2006
------------------------------------------------------------------------------------------------------------------
 U.S. Equity Fund -- Class 1 Shares                                $ 9.95            $ 9.46             --    2011
                                                                     9.22              9.95             --    2010
                                                                     7.15              9.22             --    2009
                                                                    11.43              7.15             --    2008
                                                                    10.81             11.43             --    2007
                                                                    10.00             10.81             --    2006
------------------------------------------------------------------------------------------------------------------
GENWORTH VARIABLE INSURANCE TRUST
------------------------------------------------------------------------------------------------------------------
 Genworth Calamos Growth Fund -- Service Shares                    $11.56            $10.51          2,941    2011
                                                                     9.45             11.56          3,106    2010
                                                                     6.42              9.45             --    2009
                                                                    10.00              6.42             --    2008
------------------------------------------------------------------------------------------------------------------
 Genworth Davis NY Venture Fund -- Service Shares                  $ 9.77            $ 9.13             --    2011
                                                                     8.97              9.77             --    2010
                                                                     7.01              8.97             --    2009
                                                                    10.00              7.01             --    2008
------------------------------------------------------------------------------------------------------------------
 Genworth Eaton Vance Large Cap Value Fund -- Service Shares       $ 9.21            $ 8.58         11,173    2011
                                                                     8.62              9.21         11,872    2010
                                                                     7.58              8.62         20,768    2009
                                                                    10.00              7.58         20,961    2008
------------------------------------------------------------------------------------------------------------------
 Genworth Enhanced International Index Fund -- Service             $10.88            $ 9.24             --    2011
   Shares                                                           10.00             10.88             --    2010
------------------------------------------------------------------------------------------------------------------
 Genworth Goldman Sachs Enhanced Core Bond Index Fund --           $11.56            $12.05         26,209    2011
   Service Shares                                                   11.23             11.56         30,746    2010
                                                                    10.56             11.23         15,839    2009
                                                                    10.00             10.56         14,574    2008
------------------------------------------------------------------------------------------------------------------
 Genworth Legg Mason ClearBridge Aggressive Growth Fund --         $11.81            $11.78          8,063    2011
   Service Shares                                                    9.74             11.81          9,219    2010
                                                                     7.45              9.74         22,566    2009
                                                                    10.00              7.45         25,876    2008
------------------------------------------------------------------------------------------------------------------

                                                                                                  NUMBER OF
                                                                ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                               UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                  BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
------------------------------------------------------------------------------------------------------------------
 Genworth PIMCO StocksPLUS Fund -- Service Shares                  $11.86            $11.83        32,340     2011
                                                                    10.31             11.86        36,732     2010
                                                                     7.22             10.31        27,919     2009
                                                                    10.00              7.22        35,217     2008
------------------------------------------------------------------------------------------------------------------
 Genworth PYRAMIS(R) Small/Mid Cap Core Fund -- Service            $10.30            $ 9.33        10,188     2011
   Shares                                                            8.49             10.30        10,630     2010
                                                                     6.56              8.49         8,572     2009
                                                                    10.00              6.56         9,808     2008
------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES
------------------------------------------------------------------------------------------------------------------
 Balanced Portfolio -- Service Shares                              $12.15            $12.05        26,941     2011
                                                                    11.47             12.15        28,306     2010
                                                                     9.33             11.47        26,284     2009
                                                                    11.36              9.33        16,600     2008
                                                                    10.52             11.36         3,387     2007
                                                                    10.00             10.52         1,342     2006
------------------------------------------------------------------------------------------------------------------
 Forty Portfolio -- Service Shares                                 $11.33            $10.32         6,116     2011
                                                                    10.87             11.33         6,379     2010
                                                                     7.60             10.87        20,028     2009
                                                                    13.94              7.60        25,089     2008
                                                                    10.42             13.94         7,212     2007
                                                                    10.00             10.42           898     2006
------------------------------------------------------------------------------------------------------------------
LEGG MASON PARTNERS VARIABLE EQUITY TRUST
------------------------------------------------------------------------------------------------------------------
 Legg Mason ClearBridge Variable Aggressive Growth                 $ 9.45            $ 9.45            --     2011
   Portfolio -- Class II                                             7.74              9.45            --     2010
                                                                     5.89              7.74            --     2009
                                                                    10.13              5.89            --     2008
                                                                    10.31             10.13            --     2007
                                                                    10.00             10.31            --     2006
------------------------------------------------------------------------------------------------------------------
 Legg Mason ClearBridge Variable Equity Income Builder             $ 8.35            $ 8.81            --     2011
   Portfolio -- Class II                                             7.61              8.35            --     2010
                                                                     6.34              7.61            --     2009
                                                                     9.96              6.34            --     2008
                                                                    10.00              9.96            --     2007
------------------------------------------------------------------------------------------------------------------
 Legg Mason ClearBridge Variable Fundamental All Cap Value         $ 8.49            $ 7.80            --     2011
   Portfolio -- Class I                                              7.44              8.49            --     2010
                                                                     5.87              7.44            --     2009
                                                                     9.46              5.87            --     2008
                                                                    10.00              9.46            --     2007
------------------------------------------------------------------------------------------------------------------
MFS(R) VARIABLE INSURANCE TRUST
------------------------------------------------------------------------------------------------------------------
 MFS(R) Investors Growth Stock Series -- Service Class             $10.28            $10.10            --     2011
   Shares                                                            9.36             10.28            --     2010
                                                                     6.87              9.36            --     2009
                                                                    11.14              6.87            --     2008
                                                                    10.25             11.14            --     2007
                                                                    10.00             10.25            --     2006
------------------------------------------------------------------------------------------------------------------
 MFS(R) Investors Trust Series -- Service Class Shares             $10.06            $ 9.61            --     2011
                                                                     9.27             10.06            --     2010
                                                                     7.48              9.27            --     2009
                                                                    11.45              7.48            --     2008
                                                                    10.63             11.45            --     2007
                                                                    10.00             10.63            --     2006
------------------------------------------------------------------------------------------------------------------

                                                                                                               NUMBER OF
                                                                             ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                            UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                               BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
-------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                            $10.21            $10.15        10,333     2011
                                                                                  9.51             10.21        13,904     2010
                                                                                  8.25              9.51        14,603     2009
                                                                                 10.85              8.25        14,723     2008
                                                                                 10.67             10.85         6,738     2007
                                                                                 10.00             10.67         2,654     2006
-------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Utilities Series -- Service Class Shares                               $13.36            $13.93            --     2011
                                                                                 12.02             13.36            --     2010
                                                                                  9.24             12.02            --     2009
                                                                                 15.18              9.24            --     2008
                                                                                 12.16             15.18            --     2007
                                                                                 10.00             12.16            --     2006
-------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER VARIABLE ACCOUNT FUNDS
-------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Balanced Fund/VA -- Service Shares                                $ 7.91            $ 7.77         1,965     2011
                                                                                  7.17              7.91         3,308     2010
                                                                                  6.02              7.17         3,568     2009
                                                                                 10.91              6.02         5,387     2008
                                                                                 10.77             10.91         3,719     2007
                                                                                 10.00             10.77            --     2006
-------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Capital Appreciation Fund/VA -- Service Shares                    $ 9.09            $ 8.78            --     2011
                                                                                  8.51              9.09            --     2010
                                                                                  6.03              8.51            --     2009
                                                                                 11.33              6.03            --     2008
                                                                                 10.17             11.33            --     2007
                                                                                 10.00             10.17            --     2006
-------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Global Securities Fund/VA -- Service Shares                       $ 9.91            $ 8.88        10,642     2011
                                                                                  8.75              9.91        10,938     2010
                                                                                  6.42              8.75        12,293     2009
                                                                                 10.98              6.42        15,075     2008
                                                                                 10.58             10.98            --     2007
                                                                                 10.00             10.58            --     2006
-------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Fund/VA -- Service Shares                             $ 9.30            $ 9.08        42,180     2011
                                                                                  8.20              9.30        46,787     2010
                                                                                  6.55              8.20        30,550     2009
                                                                                 10.90              6.55        34,546     2008
                                                                                 10.69             10.90            --     2007
                                                                                 10.00             10.69         1,587     2006
-------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Small- & Mid-Cap Fund(R)/VA -- Service Shares         $ 9.39            $ 8.98        21,152     2011
                                                                                  7.80              9.39        23,055     2010
                                                                                  5.82              7.80         4,687     2009
                                                                                  9.59              5.82         5,677     2008
                                                                                  9.93              9.59         6,164     2007
                                                                                 10.00              9.93            --     2006
-------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Small- & Mid-Cap Growth Fund/VA -- Service Shares                 $ 7.98            $ 7.88            --     2011
                                                                                  6.41              7.98            --     2010
                                                                                  4.95              6.41            --     2009
                                                                                  9.96              4.95            --     2008
                                                                                  9.59              9.96            --     2007
                                                                                 10.00              9.59            --     2006
-------------------------------------------------------------------------------------------------------------------------------

                                                                                                            NUMBER OF
                                                                          ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                         UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                            BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
----------------------------------------------------------------------------------------------------------------------------
PIMCO VARIABLE INSURANCE TRUST
----------------------------------------------------------------------------------------------------------------------------
  All Asset Portfolio -- Advisor Class Shares                                $11.87            $11.85            --     2011
                                                                              10.73             11.87            --     2010
                                                                               9.03             10.73            --     2009
                                                                              10.97              9.03            --     2008
                                                                              10.36             10.97            --     2007
                                                                              10.00             10.36            --     2006
----------------------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                        $12.25            $12.39         7,674     2011
                                                                              10.93             12.25         8,797     2010
                                                                               7.96             10.93         6,648     2009
                                                                              10.63              7.96         8,050     2008
                                                                              10.49             10.63            --     2007
                                                                              10.00             10.49           717     2006
----------------------------------------------------------------------------------------------------------------------------
  Long-Term U.S. Government Portfolio -- Administrative Class Shares         $13.37            $16.73            --     2011
                                                                              12.23             13.37            --     2010
                                                                              13.07             12.23         5,731     2009
                                                                              11.38             13.07         4,699     2008
                                                                              10.59             11.38         7,113     2007
                                                                              10.00             10.59           698     2006
----------------------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares                      $11.95            $11.83        31,899     2011
                                                                              11.60             11.95        35,808     2010
                                                                              10.45             11.60        49,389     2009
                                                                              10.72             10.45        47,306     2008
                                                                              10.20             10.72        45,042     2007
                                                                              10.00             10.20            --     2006
----------------------------------------------------------------------------------------------------------------------------
  Total Return Portfolio -- Administrative Class Shares                      $13.32            $13.51        23,898     2011
                                                                              12.58             13.32        26,781     2010
                                                                              11.27             12.58        14,180     2009
                                                                              10.98             11.27        13,682     2008
                                                                              10.32             10.98         7,348     2007
                                                                              10.00             10.32         3,614     2006
----------------------------------------------------------------------------------------------------------------------------
RYDEX VARIABLE TRUST
----------------------------------------------------------------------------------------------------------------------------
  NASDAQ-100(R) Fund                                                         $11.59            $11.60            --     2011
                                                                               9.99             11.59            --     2010
                                                                               6.72              9.99            --     2009
                                                                              11.81              6.72            --     2008
                                                                              10.24             11.81            --     2007
                                                                              10.00             10.24            --     2006
----------------------------------------------------------------------------------------------------------------------------
THE PRUDENTIAL SERIES FUND
----------------------------------------------------------------------------------------------------------------------------
  Jennison 20/20 Focus Portfolio -- Class II Shares                          $10.92            $10.21            --     2011
                                                                              10.39             10.92            --     2010
                                                                               6.74             10.39            --     2009
                                                                              11.37              6.74            --     2008
                                                                              10.55             11.37         6,910     2007
                                                                              10.00             10.55         1,603     2006
----------------------------------------------------------------------------------------------------------------------------
  Jennison Portfolio -- Class II Shares                                      $10.17            $ 9.95            --     2011
                                                                               9.32             10.17            --     2010
                                                                               6.68              9.32            --     2009
                                                                              10.93              6.68            --     2008
                                                                              10.00             10.93            --     2007
                                                                              10.00             10.00            --     2006
----------------------------------------------------------------------------------------------------------------------------

                                                                                               NUMBER OF
                                                             ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                            UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                               BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
---------------------------------------------------------------------------------------------------------------
  Natural Resources Portfolio -- Class II Shares                $13.65            $10.78            --     2011
                                                                 10.94             13.65            --     2010
                                                                  6.33             10.94         3,317     2009
                                                                 13.82              6.33         5,332     2008
                                                                  9.56             13.82         1,493     2007
                                                                 10.00              9.56            --     2006
---------------------------------------------------------------------------------------------------------------
WELLS FARGO VARIABLE TRUST
---------------------------------------------------------------------------------------------------------------
  Wells Fargo Advantage VT Omega Growth Fund -- Class 2         $12.57            $11.62            --     2011
                                                                 10.00             12.57            --     2010
---------------------------------------------------------------------------------------------------------------

                    PRINCIPAL PROTECTION ADVANTAGE ELECTED

                                                                                                            NUMBER OF
                                                                          ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                         UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                            BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
----------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
----------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Basic Value Fund -- Series II shares                          $ 8.74            $ 8.27         2,532     2011
                                                                               8.34              8.74         7,876     2010
                                                                               5.76              8.34         7,933     2009
                                                                              12.21              5.76         9,001     2008
                                                                              12.30             12.21        10,327     2007
                                                                              11.11             12.30        13,518     2006
                                                                              10.75             11.11        10,982     2005
                                                                              10.00             10.75         3,427     2004
----------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Capital Appreciation Fund -- Series I shares                  $ 9.93            $ 8.97            --     2011
                                                                               8.78              9.93            --     2010
                                                                               7.40              8.78            --     2009
                                                                              13.13              7.40            --     2008
                                                                              11.96             13.13            --     2007
                                                                              11.48             11.96            --     2006
                                                                              10.76             11.48            --     2005
                                                                              10.00             10.76            --     2004
----------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Core Equity Fund -- Series I shares                           $10.54            $10.33           273     2011
                                                                               9.82             10.54           299     2010
                                                                               7.81              9.82           342     2009
                                                                              11.41              7.81           358     2008
                                                                              10.77             11.41           330     2007
                                                                              10.00             10.77           328     2006
----------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. International Growth Fund -- Series II shares                 $14.64            $13.35         1,611     2011
                                                                              13.27             14.64         2,662     2010
                                                                              10.03             13.27         3,916     2009
                                                                              17.22             10.03         4,158     2008
                                                                              15.36             17.22         7,852     2007
                                                                              12.25             15.36         8,719     2006
                                                                              10.62             12.25         6,104     2005
                                                                              10.00             10.62         2,816     2004
----------------------------------------------------------------------------------------------------------------------------
  Invesco Van Kampen V.I. Capital Growth Fund -- Series II shares            $12.38            $11.36            --     2011
                                                                              10.56             12.38            --     2010
                                                                               6.51             10.56            --     2009
                                                                              13.05              6.51            --     2008
                                                                              11.42             13.05            --     2007
                                                                              11.35             11.42            --     2006
                                                                              10.76             11.35            --     2005
                                                                              10.00             10.76            --     2004
----------------------------------------------------------------------------------------------------------------------------
  Invesco Van Kampen V.I. Comstock Fund -- Series II shares                  $11.28            $10.82            --     2011
                                                                               9.95             11.28            --     2010
                                                                               7.90              9.95         1,633     2009
                                                                              12.56              7.90         1,705     2008
                                                                              13.13             12.56         5,087     2007
                                                                              11.54             13.13         2,561     2006
                                                                              11.31             11.54         2,098     2005
                                                                              10.00             11.31            --     2004
----------------------------------------------------------------------------------------------------------------------------
  Invesco Van Kampen V.I. Equity and Income Fund -- Series II shares         $ 9.71            $ 9.39            --     2011
                                                                               8.84              9.71            --     2010
                                                                               7.37              8.84            --     2009
                                                                               9.72              7.37            --     2008
                                                                              10.00              9.72            --     2007
----------------------------------------------------------------------------------------------------------------------------

                                                                                                         NUMBER OF
                                                                       ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                      UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                         BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
-------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Balanced Wealth Strategy Portfolio -- Class B         $ 9.17            $ 8.72            --     2011
                                                                            8.49              9.17            --     2010
                                                                            6.96              8.49            --     2009
                                                                           10.17              6.96            --     2008
                                                                           10.00             10.17            --     2007
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Global Thematic Growth Portfolio -- Class B           $12.55            $ 9.42            --     2011
                                                                           10.80             12.55            --     2010
                                                                            7.20             10.80            --     2009
                                                                           13.98              7.20            --     2008
                                                                           11.90             13.98            --     2007
                                                                           11.20             11.90            --     2006
                                                                           11.03             11.20            --     2005
                                                                           10.00             11.03            --     2004
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Growth and Income Portfolio -- Class B                $ 9.89            $10.28           359     2011
                                                                            8.94              9.89         1,288     2010
                                                                            7.58              8.94         2,319     2009
                                                                           13.05              7.58         3,469     2008
                                                                           12.70             13.05         3,509     2007
                                                                           11.07             12.70         4,155     2006
                                                                           10.80             11.07         5,161     2005
                                                                           10.00             10.80           214     2004
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein International Value Portfolio -- Class B              $10.15            $ 8.02         7,807     2011
                                                                            9.93             10.15         8,270     2010
                                                                            7.54              9.93         9,672     2009
                                                                           16.48              7.54        11,207     2008
                                                                           15.93             16.48        14,633     2007
                                                                           12.03             15.93         9,801     2006
                                                                           10.53             12.03         5,530     2005
                                                                           10.00             10.53           149     2004
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Large Cap Growth Portfolio -- Class B                 $11.35            $10.70           259     2011
                                                                           10.54             11.35           286     2010
                                                                            7.85             10.54           320     2009
                                                                           13.30              7.85           343     2008
                                                                           11.95             13.30           279     2007
                                                                           12.27             11.95           518     2006
                                                                           10.90             12.27           465     2005
                                                                           10.00             10.90           281     2004
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Small Cap Growth Portfolio -- Class B                 $10.36            $10.58            --     2011
                                                                            7.74             10.36            --     2010
                                                                            5.59              7.74            --     2009
                                                                           10.49              5.59            --     2008
                                                                            9.42             10.49            --     2007
                                                                           10.00              9.42            --     2006
-------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VARIABLE PORTFOLIOS II, INC.
-------------------------------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                                $11.38            $12.46         3,474     2011
                                                                           11.04             11.38         4,803     2010
                                                                           10.22             11.04         8,449     2009
                                                                           10.60             10.22         7,232     2008
                                                                            9.88             10.60         1,546     2007
                                                                            9.92              9.88         1,616     2006
                                                                           10.00              9.92         1,771     2005
-------------------------------------------------------------------------------------------------------------------------

                                                                                                  NUMBER OF
                                                                ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                               UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                  BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
------------------------------------------------------------------------------------------------------------------
BLACKROCK VARIABLE SERIES FUNDS, INC.
------------------------------------------------------------------------------------------------------------------
 BlackRock Basic Value V.I. Fund -- Class III Shares               $11.30            $10.77            --     2011
                                                                    10.25             11.30            --     2010
                                                                     7.99             10.25           582     2009
                                                                    12.92              7.99           610     2008
                                                                    12.99             12.92           525     2007
                                                                    10.90             12.99           499     2006
                                                                    10.84             10.90            --     2005
                                                                    10.00             10.84            --     2004
------------------------------------------------------------------------------------------------------------------
 BlackRock Global Allocation V.I. Fund -- Class III Shares         $14.44            $13.63            --     2011
                                                                    13.42             14.44            --     2010
                                                                    11.33             13.42            --     2009
                                                                    14.39             11.33            --     2008
                                                                    12.58             14.39            --     2007
                                                                    11.02             12.58            --     2006
                                                                    10.00             11.02            --     2005
------------------------------------------------------------------------------------------------------------------
 BlackRock Large Cap Growth V.I. Fund -- Class III Shares          $10.54            $10.57            --     2011
                                                                     9.34             10.54            --     2010
                                                                     7.53              9.34            --     2009
                                                                    13.00              7.53            --     2008
                                                                    12.28             13.00            --     2007
                                                                    11.72             12.28            --     2006
                                                                    10.82             11.72            --     2005
                                                                    10.00             10.82            --     2004
------------------------------------------------------------------------------------------------------------------
 BlackRock Value Opportunities V.I. Fund -- Class III Shares       $11.89            $11.34            --     2011
                                                                     9.45             11.89            --     2010
                                                                     7.53              9.45           495     2009
                                                                    12.85              7.53           510     2008
                                                                    13.27             12.85           410     2007
                                                                    12.06             13.27           381     2006
                                                                    11.17             12.06            --     2005
                                                                    10.00             11.17            --     2004
------------------------------------------------------------------------------------------------------------------
COLUMBIA FUNDS VARIABLE INSURANCE TRUST I
------------------------------------------------------------------------------------------------------------------
 Columbia Variable Portfolio -- Marsico Growth Fund --             $12.43            $11.86            --     2011
   Class 1                                                          10.44             12.43         1,568     2010
                                                                     8.41             10.44         2,999     2009
                                                                    14.17              8.41         2,863     2008
                                                                    12.31             14.17         2,470     2007
                                                                    11.84             12.31         2,702     2006
                                                                    11.24             11.84         2,291     2005
                                                                    10.00             11.24            --     2004
------------------------------------------------------------------------------------------------------------------
 Columbia Variable Portfolio -- Marsico International              $13.84            $11.37         2,197     2011
   Opportunities Fund -- Class 2                                    12.42             13.84         4,629     2010
                                                                     9.19             12.42         6,699     2009
                                                                    18.20              9.19         8,230     2008
                                                                    15.52             18.20         8,067     2007
                                                                    12.85             15.52        10,679     2006
                                                                    10.97             12.85        10,208     2005
                                                                    10.00             10.97         2,863     2004
------------------------------------------------------------------------------------------------------------------

                                                                                              NUMBER OF
                                                            ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                           UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                              BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
--------------------------------------------------------------------------------------------------------------
EATON VANCE VARIABLE TRUST
--------------------------------------------------------------------------------------------------------------
  VT Floating-Rate Income Fund                                 $11.38            $11.44            --     2011
                                                                10.64             11.38            --     2010
                                                                 7.52             10.64         1,921     2009
                                                                10.54              7.52         2,113     2008
                                                                10.58             10.54         3,520     2007
                                                                10.23             10.58            --     2006
                                                                10.05             10.23            --     2005
                                                                10.00             10.05            --     2004
--------------------------------------------------------------------------------------------------------------
FEDERATED INSURANCE SERIES
--------------------------------------------------------------------------------------------------------------
  Federated High Income Bond Fund II -- Service Shares         $14.20            $14.61           759     2011
                                                                12.67             14.20           980     2010
                                                                 8.48             12.67         1,190     2009
                                                                11.71              8.48         1,708     2008
                                                                11.58             11.71         1,966     2007
                                                                10.69             11.58         2,232     2006
                                                                10.66             10.69         2,387     2005
                                                                10.00             10.66            95     2004
--------------------------------------------------------------------------------------------------------------
  Federated Kaufmann Fund II -- Service Shares                 $13.39            $11.35         1,953     2011
                                                                11.60             13.39         2,106     2010
                                                                 9.17             11.60         1,767     2009
                                                                16.11              9.17         1,805     2008
                                                                13.63             16.11            --     2007
                                                                12.13             13.63            --     2006
                                                                11.17             12.13            --     2005
                                                                10.00             11.17            --     2004
--------------------------------------------------------------------------------------------------------------
FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND
--------------------------------------------------------------------------------------------------------------
  VIP Asset Manager/SM/ Portfolio -- Service Class 2           $12.22            $11.64            --     2011
                                                                10.94             12.22            --     2010
                                                                 8.67             10.94         8,408     2009
                                                                12.44              8.67         8,658     2008
                                                                11.03             12.44         8,658     2007
                                                                10.50             11.03        10,805     2006
                                                                10.32             10.50        35,127     2005
                                                                10.00             10.32        27,580     2004
--------------------------------------------------------------------------------------------------------------
  VIP Balanced Portfolio -- Service Class 2                    $11.18            $10.53            --     2011
                                                                 9.68             11.18            --     2010
                                                                 7.14              9.68            --     2009
                                                                11.07              7.14            --     2008
                                                                10.39             11.07           870     2007
                                                                10.00             10.39            --     2006
--------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2               $13.63            $12.98            --     2011
                                                                11.89             13.63            --     2010
                                                                 8.96             11.89            --     2009
                                                                15.95              8.96            --     2008
                                                                13.88             15.95         2,884     2007
                                                                12.71             13.88         1,013     2006
                                                                11.11             12.71            --     2005
                                                                10.00             11.11            --     2004
--------------------------------------------------------------------------------------------------------------

                                                                                                       NUMBER OF
                                                                     ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                    UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                       BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
-----------------------------------------------------------------------------------------------------------------------
  VIP Dynamic Capital Appreciation Portfolio -- Service Class 2         $12.95            $12.34            --     2011
                                                                         11.20             12.95            --     2010
                                                                          8.42             11.20            --     2009
                                                                         14.64              8.42            --     2008
                                                                         14.00             14.64            --     2007
                                                                         12.55             14.00            --     2006
                                                                         10.61             12.55            --     2005
                                                                         10.00             10.61            --     2004
-----------------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                        $10.63            $10.48         3,241     2011
                                                                          9.44             10.63         4,851     2010
                                                                          7.41              9.44         6,070     2009
                                                                         13.23              7.41         6,525     2008
                                                                         13.33             13.23        11,993     2007
                                                                         11.34             13.33        12,259     2006
                                                                         10.96             11.34         9,904     2005
                                                                         10.00             10.96         3,369     2004
-----------------------------------------------------------------------------------------------------------------------
  VIP Growth & Income Portfolio -- Service Class 2                      $10.71            $10.64            --     2011
                                                                          9.54             10.71            --     2010
                                                                          7.67              9.54            --     2009
                                                                         13.46              7.67            --     2008
                                                                         12.28             13.46            --     2007
                                                                         11.11             12.28            --     2006
                                                                         10.55             11.11            --     2005
                                                                         10.00             10.55            --     2004
-----------------------------------------------------------------------------------------------------------------------
  VIP Growth Portfolio -- Service Class 2                               $10.98            $10.75         2,160     2011
                                                                          9.04             10.98         3,815     2010
                                                                          7.21              9.04         5,072     2009
                                                                         13.97              7.21         5,146     2008
                                                                         11.25             13.97         8,416     2007
                                                                         10.77             11.25        15,136     2006
                                                                         10.42             10.77        10,721     2005
                                                                         10.00             10.42         4,179     2004
-----------------------------------------------------------------------------------------------------------------------
  VIP Investment Grade Bond Portfolio -- Service Class 2                $11.37            $11.93            --     2011
                                                                         10.79             11.37            --     2010
                                                                          9.53             10.79            --     2009
                                                                         10.07              9.53            --     2008
                                                                         10.00             10.07         3,707     2007
-----------------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                              $17.93            $15.67         1,639     2011
                                                                         14.23             17.93         2,434     2010
                                                                         10.39             14.23         3,807     2009
                                                                         17.56             10.39         4,666     2008
                                                                         15.53             17.56         7,717     2007
                                                                         14.10             15.53         9,474     2006
                                                                         12.19             14.10         7,970     2005
                                                                         10.00             12.19         2,395     2004
-----------------------------------------------------------------------------------------------------------------------
  VIP Value Strategies Portfolio -- Service Class 2                     $12.06            $10.75            --     2011
                                                                          9.74             12.06            --     2010
                                                                          6.32              9.74            --     2009
                                                                         13.24              6.32            --     2008
                                                                         12.82             13.24            --     2007
                                                                         11.28             12.82            --     2006
                                                                         11.23             11.28            --     2005
                                                                         10.00             11.23            --     2004
-----------------------------------------------------------------------------------------------------------------------

                                                                                                                 NUMBER OF
                                                                               ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                              UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                                 BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
---------------------------------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
---------------------------------------------------------------------------------------------------------------------------------
  Franklin Income Securities Fund -- Class 2 Shares                               $12.36            $12.40            --     2011
                                                                                   11.19             12.36            --     2010
                                                                                    8.42             11.19         2,974     2009
                                                                                   12.22              8.42         3,274     2008
                                                                                   12.01             12.22         3,849     2007
                                                                                   10.37             12.01         3,003     2006
                                                                                   10.00             10.37            --     2005
---------------------------------------------------------------------------------------------------------------------------------
  Franklin Templeton VIP Founding Funds Allocation Fund -- Class 2 Shares         $ 8.58            $ 8.28            --     2011
                                                                                    7.94              8.58            --     2010
                                                                                    6.22              7.94            --     2009
                                                                                    9.90              6.22            --     2008
                                                                                   10.00              9.90            --     2007
---------------------------------------------------------------------------------------------------------------------------------
  Mutual Shares Securities Fund -- Class 2 Shares                                 $ 9.15            $ 8.88         2,503     2011
                                                                                    8.40              9.15         3,045     2010
                                                                                    6.80              8.40         6,054     2009
                                                                                   11.03              6.80         5,984     2008
                                                                                   10.88             11.03            --     2007
                                                                                   10.00             10.88         1,304     2006
---------------------------------------------------------------------------------------------------------------------------------
  Templeton Growth Securities Fund -- Class 2 Shares                              $ 8.44            $ 7.70            --     2011
                                                                                    8.02              8.44            --     2010
                                                                                    6.24              8.02            --     2009
                                                                                   11.05              6.24            --     2008
                                                                                   11.01             11.05            --     2007
                                                                                   10.00             11.01            --     2006
---------------------------------------------------------------------------------------------------------------------------------
GE INVESTMENTS FUNDS, INC.
---------------------------------------------------------------------------------------------------------------------------------
  Core Value Equity Fund -- Class 1 Shares                                        $12.19            $11.75            --     2011
                                                                                   11.14             12.19            --     2010
                                                                                    9.07             11.14            --     2009
                                                                                   13.80              9.07            --     2008
                                                                                   12.79             13.80            --     2007
                                                                                   11.07             12.79            --     2006
                                                                                   10.86             11.07            --     2005
                                                                                   10.00             10.86            --     2004
---------------------------------------------------------------------------------------------------------------------------------
  Income Fund -- Class 1 Shares                                                   $11.13            $11.69         1,525     2011
                                                                                   10.56             11.13         1,687     2010
                                                                                    9.99             10.56         2,252     2009
                                                                                   10.74              9.99         1,864     2008
                                                                                   10.45             10.74         4,414     2007
                                                                                   10.22             10.45        18,223     2006
                                                                                   10.22             10.22        13,410     2005
                                                                                   10.00             10.22         8,121     2004
---------------------------------------------------------------------------------------------------------------------------------
  Mid-Cap Equity Fund -- Class 1 Shares                                           $15.35            $13.79            --     2011
                                                                                   12.41             15.35           927     2010
                                                                                    8.95             12.41         1,073     2009
                                                                                   14.69              8.95         1,160     2008
                                                                                   13.32             14.69         2,233     2007
                                                                                   12.54             13.32         1,256     2006
                                                                                   11.45             12.54         1,238     2005
                                                                                   10.00             11.45            --     2004
---------------------------------------------------------------------------------------------------------------------------------

                                                                                       NUMBER OF
                                                     ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                    UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                       BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
-------------------------------------------------------------------------------------------------------
  Money Market Fund                                     $10.19            $ 9.98          3,475    2011
                                                         10.40             10.19          7,357    2010
                                                         10.58             10.40         13,811    2009
                                                         10.56             10.58          7,723    2008
                                                         10.27             10.56         17,808    2007
                                                         10.01             10.27         26,371    2006
                                                          9.94             10.01         21,341    2005
                                                         10.00              9.94          6,208    2004
-------------------------------------------------------------------------------------------------------
  Premier Growth Equity Fund -- Class 1 Shares          $10.74            $10.57             --    2011
                                                          9.82             10.74             --    2010
                                                          7.22              9.82             --    2009
                                                         11.63              7.22             --    2008
                                                         11.27             11.63             --    2007
                                                         10.54             11.27             --    2006
                                                         10.62             10.54             --    2005
                                                         10.00             10.62             --    2004
-------------------------------------------------------------------------------------------------------
  Real Estate Securities Fund -- Class 1 Shares         $17.14            $18.45            402    2011
                                                         13.56             17.14            553    2010
                                                         10.19             13.56            752    2009
                                                         16.26             10.19          1,527    2008
                                                         19.49             16.26            687    2007
                                                         14.95             19.49            687    2006
                                                         13.65             14.95            687    2005
                                                         10.00             13.65             --    2004
-------------------------------------------------------------------------------------------------------
  S&P 500(R) Index Fund                                 $11.12            $11.08             --    2011
                                                          9.88             11.12             --    2010
                                                          7.98              9.88             --    2009
                                                         13.01              7.98             --    2008
                                                         12.63             13.01          2,108    2007
                                                         11.17             12.63             --    2006
                                                         10.90             11.17             --    2005
                                                         10.00             10.90             --    2004
-------------------------------------------------------------------------------------------------------
  Small-Cap Equity Fund -- Class 1 Shares               $12.95            $13.09             --    2011
                                                         10.37             12.95             --    2010
                                                          8.08             10.37            624    2009
                                                         13.22              8.08            664    2008
                                                         13.18             13.22            985    2007
                                                         11.87             13.18          1,099    2006
                                                         11.06             11.87          1,109    2005
                                                         10.00             11.06             --    2004
-------------------------------------------------------------------------------------------------------
  Total Return Fund -- Class 1 Shares                   $11.63            $11.08         44,335    2011
                                                         10.83             11.63         48,457    2010
                                                          9.14             10.83         55,728    2009
                                                         13.19              9.14         76,679    2008
                                                         12.06             13.19         82,560    2007
                                                         10.82             12.06        105,237    2006
                                                         10.65             10.82        169,950    2005
                                                         10.00             10.65        118,802    2004
-------------------------------------------------------------------------------------------------------
  Total Return Fund -- Class 3 Shares                   $10.14            $ 9.63             --    2011
                                                          9.46             10.14             --    2010
                                                          8.01              9.46             --    2009
                                                         11.57              8.01             --    2008
                                                         10.58             11.57         33,489    2007
                                                         10.00             10.58         29,779    2006
-------------------------------------------------------------------------------------------------------

                                                                                                  NUMBER OF
                                                                ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                               UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                  BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
------------------------------------------------------------------------------------------------------------------
 U.S. Equity Fund -- Class 1 Shares                                $11.28            $10.74            --     2011
                                                                    10.44             11.28            --     2010
                                                                     8.09             10.44            --     2009
                                                                    12.92              8.09            --     2008
                                                                    12.21             12.92            --     2007
                                                                    10.72             12.21            --     2006
                                                                    10.67             10.72            --     2005
                                                                    10.00             10.67            --     2004
------------------------------------------------------------------------------------------------------------------
GENWORTH VARIABLE INSURANCE TRUST
------------------------------------------------------------------------------------------------------------------
 Genworth Calamos Growth Fund -- Service Shares                    $11.59            $10.54           696     2011
                                                                     9.46             11.59           800     2010
                                                                     6.42              9.46            --     2009
                                                                    10.00              6.42            --     2008
------------------------------------------------------------------------------------------------------------------
 Genworth Davis NY Venture Fund -- Service Shares                  $ 9.80            $ 9.16            --     2011
                                                                     8.98              9.80            --     2010
                                                                     7.01              8.98            --     2009
                                                                    10.00              7.01            --     2008
------------------------------------------------------------------------------------------------------------------
 Genworth Eaton Vance Large Cap Value Fund -- Service Shares       $ 9.23            $ 8.61         2,578     2011
                                                                     8.63              9.23         3,036     2010
                                                                     7.58              8.63         5,865     2009
                                                                    10.00              7.58         5,399     2008
------------------------------------------------------------------------------------------------------------------
 Genworth Enhanced International Index Fund -- Service             $10.89            $ 9.26            --     2011
   Shares                                                           10.00             10.89            --     2010
------------------------------------------------------------------------------------------------------------------
 Genworth Goldman Sachs Enhanced Core Bond Index Fund --           $11.58            $12.09         6,076     2011
   Service Shares                                                   11.24             11.58         8,052     2010
                                                                    10.57             11.24         4,485     2009
                                                                    10.00             10.57         3,788     2008
------------------------------------------------------------------------------------------------------------------
 Genworth Legg Mason ClearBridge Aggressive Growth Fund --         $11.84            $11.82         1,876     2011
   Service Shares                                                    9.75             11.84         2,374     2010
                                                                     7.45              9.75         6,303     2009
                                                                    10.00              7.45         6,638     2008
------------------------------------------------------------------------------------------------------------------
 Genworth PIMCO StocksPLUS Fund -- Service Shares                  $11.88            $11.87         7,477     2011
                                                                    10.32             11.88         9,422     2010
                                                                     7.23             10.32         7,864     2009
                                                                    10.00              7.23         9,064     2008
------------------------------------------------------------------------------------------------------------------
 Genworth PYRAMIS(R) Small/Mid Cap Core Fund -- Service            $10.32            $ 9.36         2,373     2011
   Shares                                                            8.50             10.32         2,709     2010
                                                                     6.56              8.50         2,391     2009
                                                                    10.00              6.56         2,531     2008
------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VARIABLE INSURANCE TRUST
------------------------------------------------------------------------------------------------------------------
 Goldman Sachs Mid Cap Value Fund                                  $12.88            $11.82            --     2011
                                                                    10.52             12.88            --     2010
                                                                     8.06             10.52           505     2009
                                                                    13.06              8.06           543     2008
                                                                    12.92             13.06           464     2007
                                                                    11.35             12.92           444     2006
                                                                    10.00             11.35            --     2005
------------------------------------------------------------------------------------------------------------------

                                                                                                  NUMBER OF
                                                                ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                               UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                  BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES
------------------------------------------------------------------------------------------------------------------
 Balanced Portfolio -- Service Shares                              $14.23            $14.13            --     2011
                                                                    13.43             14.23            --     2010
                                                                    10.91             13.43            --     2009
                                                                    13.26             10.91            --     2008
                                                                    12.27             13.26           722     2007
                                                                    11.34             12.27         1,796     2006
                                                                    10.75             11.34         1,799     2005
                                                                    10.00             10.75         1,848     2004
------------------------------------------------------------------------------------------------------------------
 Forty Portfolio -- Service Shares                                 $14.58            $13.30         1,113     2011
                                                                    13.97             14.58         1,276     2010
                                                                     9.76             13.97         4,395     2009
                                                                    17.89              9.76         5,032     2008
                                                                    13.36             17.89         2,576     2007
                                                                    12.49             13.36         1,310     2006
                                                                    11.33             12.49            --     2005
                                                                    10.00             11.33            --     2004
------------------------------------------------------------------------------------------------------------------
 Overseas Portfolio -- Service Shares                              $26.61            $17.65            --     2011
                                                                    21.72             26.61            --     2010
                                                                    12.38             21.72            --     2009
                                                                    26.44             12.38            --     2008
                                                                    21.08             26.44            --     2007
                                                                    14.67             21.08            --     2006
                                                                    11.34             14.67            --     2005
                                                                    10.00             11.34            --     2004
------------------------------------------------------------------------------------------------------------------
LEGG MASON PARTNERS VARIABLE EQUITY TRUST
------------------------------------------------------------------------------------------------------------------
 Legg Mason ClearBridge Variable Aggressive Growth                 $11.35            $11.36           758     2011
   Portfolio -- Class II                                             9.28             11.35         1,360     2010
                                                                     7.06              9.28         2,206     2009
                                                                    12.12              7.06         3,272     2008
                                                                    12.33             12.12         3,251     2007
                                                                    11.36             12.33         3,557     2006
                                                                    10.57             11.36         4,022     2005
                                                                    10.00             10.57            --     2004
------------------------------------------------------------------------------------------------------------------
 Legg Mason ClearBridge Variable Equity Income Builder             $ 8.39            $ 8.85            --     2011
   Portfolio -- Class II                                             7.63              8.39            --     2010
                                                                     6.35              7.63            --     2009
                                                                     9.96              6.35            --     2008
                                                                    10.00              9.96            --     2007
------------------------------------------------------------------------------------------------------------------
 Legg Mason ClearBridge Variable Fundamental All Cap Value         $ 8.52            $ 7.84           300     2011
   Portfolio -- Class I                                              7.46              8.52           318     2010
                                                                     5.88              7.46           373     2009
                                                                     9.47              5.88           371     2008
                                                                    10.00              9.47           323     2007
------------------------------------------------------------------------------------------------------------------
MFS(R) VARIABLE INSURANCE TRUST
------------------------------------------------------------------------------------------------------------------
 MFS(R) Investors Growth Stock Series -- Service Class             $11.72            $11.53            --     2011
   Shares                                                           10.67             11.72            --     2010
                                                                     7.82             10.67            --     2009
                                                                    12.67              7.82            --     2008
                                                                    11.65             12.67            --     2007
                                                                    11.07             11.65            --     2006
                                                                    10.84             11.07            --     2005
                                                                    10.00             10.84            --     2004
------------------------------------------------------------------------------------------------------------------

                                                                                                    NUMBER OF
                                                                  ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                 UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                    BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
--------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Trust Series -- Service Class Shares              $12.24            $11.70            --     2011
                                                                      11.26             12.24            --     2010
                                                                       9.08             11.26            --     2009
                                                                      13.88              9.08            --     2008
                                                                      12.87             13.88            --     2007
                                                                      11.66             12.87            --     2006
                                                                      11.11             11.66            --     2005
                                                                      10.00             11.11            --     2004
--------------------------------------------------------------------------------------------------------------------
  MFS(R) New Discovery Series -- Service Class Shares                $15.26            $13.38           443     2011
                                                                      11.45             15.26           458     2010
                                                                       7.17             11.45           618     2009
                                                                      12.10              7.17           879     2008
                                                                      12.08             12.10           786     2007
                                                                      10.91             12.08           766     2006
                                                                      10.60             10.91           772     2005
                                                                      10.00             10.60           121     2004
--------------------------------------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                 $10.82            $10.77            --     2011
                                                                      10.07             10.82            --     2010
                                                                       8.73             10.07         1,973     2009
                                                                      11.47              8.73         1,829     2008
                                                                      11.26             11.47         1,972     2007
                                                                      10.29             11.26         1,915     2006
                                                                      10.00             10.29            --     2005
--------------------------------------------------------------------------------------------------------------------
  MFS(R) Utilities Series -- Service Class Shares                    $20.11            $20.99            --     2011
                                                                      18.08             20.11            --     2010
                                                                      13.88             18.08            --     2009
                                                                      22.78             13.88           355     2008
                                                                      18.22             22.78           355     2007
                                                                      14.20             18.22           355     2006
                                                                      12.43             14.20           355     2005
                                                                      10.00             12.43            --     2004
--------------------------------------------------------------------------------------------------------------------
OPPENHEIMER VARIABLE ACCOUNT FUNDS
--------------------------------------------------------------------------------------------------------------------
  Oppenheimer Balanced Fund/VA -- Service Shares                     $ 8.88            $ 8.73            --     2011
                                                                       8.04              8.88            --     2010
                                                                       6.75              8.04            --     2009
                                                                      12.21              6.75            --     2008
                                                                      12.04             12.21           780     2007
                                                                      11.08             12.04         1,841     2006
                                                                      10.91             11.08        26,332     2005
                                                                      10.00             10.91        26,364     2004
--------------------------------------------------------------------------------------------------------------------
  Oppenheimer Capital Appreciation Fund/VA -- Service Shares         $10.39            $10.04            --     2011
                                                                       9.72             10.39            --     2010
                                                                       6.88              9.72            --     2009
                                                                      12.92              6.88            --     2008
                                                                      11.58             12.92            --     2007
                                                                      10.97             11.58            --     2006
                                                                      10.67             10.97            --     2005
                                                                      10.00             10.67            --     2004
--------------------------------------------------------------------------------------------------------------------
  Oppenheimer Global Securities Fund/VA -- Service Shares            $14.01            $12.56         1,767     2011
                                                                      12.36             14.01         1,992     2010
                                                                       9.05             12.36         2,462     2009
                                                                      15.48              9.05         2,738     2008
                                                                      14.89             15.48            --     2007
                                                                      12.94             14.89            --     2006
                                                                      11.58             12.94            --     2005
                                                                      10.00             11.58            --     2004
--------------------------------------------------------------------------------------------------------------------

                                                                                                               NUMBER OF
                                                                             ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                            UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                               BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
-------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Fund/VA -- Service Shares                             $10.99            $10.74         8,258     2011
                                                                                  9.68             10.99        10,165     2010
                                                                                  7.72              9.68         7,312     2009
                                                                                 12.83              7.72         7,524     2008
                                                                                 12.57             12.83            --     2007
                                                                                 11.18             12.57         2,527     2006
                                                                                 10.79             11.18            --     2005
                                                                                 10.00             10.79            --     2004
-------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Small- & Mid-Cap Fund(R)/VA -- Service Shares         $13.50            $12.92         4,635     2011
                                                                                 11.20             13.50         7,252     2010
                                                                                  8.35             11.20         4,793     2009
                                                                                 13.74              8.35         5,617     2008
                                                                                 14.22             13.74         8,269     2007
                                                                                 12.65             14.22         7,634     2006
                                                                                 11.77             12.65         6,211     2005
                                                                                 10.00             11.77         1,653     2004
-------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Small- & Mid-Cap Growth Fund/VA -- Service Shares                 $10.38            $10.25            --     2011
                                                                                  8.33             10.38            --     2010
                                                                                  6.42              8.33            --     2009
                                                                                 12.91              6.42            --     2008
                                                                                 12.42             12.91            --     2007
                                                                                 12.34             12.42            --     2006
                                                                                 11.24             12.34            --     2005
                                                                                 10.00             11.24            --     2004
-------------------------------------------------------------------------------------------------------------------------------
PIMCO VARIABLE INSURANCE TRUST
-------------------------------------------------------------------------------------------------------------------------------
  All Asset Portfolio -- Advisor Class Shares                                   $12.24            $12.23            --     2011
                                                                                 11.05             12.24            --     2010
                                                                                  9.29             11.05            --     2009
                                                                                 11.27              9.29            --     2008
                                                                                 10.63             11.27            --     2007
                                                                                 10.37             10.63            --     2006
                                                                                 10.00             10.37            --     2005
-------------------------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                           $13.81            $13.98         1,738     2011
                                                                                 12.31             13.81         3,175     2010
                                                                                  8.95             12.31         3,466     2009
                                                                                 11.94              8.95         3,926     2008
                                                                                 11.78             11.94         4,046     2007
                                                                                 11.02             11.78         6,676     2006
                                                                                 10.80             11.02         3,964     2005
                                                                                 10.00             10.80         1,433     2004
-------------------------------------------------------------------------------------------------------------------------------
  Long-Term U.S. Government Portfolio -- Administrative Class Shares            $13.73            $17.20           132     2011
                                                                                 12.55             13.73           195     2010
                                                                                 13.40             12.55         1,815     2009
                                                                                 11.65             13.40         1,361     2008
                                                                                 10.84             11.65         3,509     2007
                                                                                 10.93             10.84         2,511     2006
                                                                                 10.65             10.93         1,161     2005
                                                                                 10.00             10.65           239     2004
-------------------------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares                         $11.93            $11.82        11,188     2011
                                                                                 11.56             11.93        18,441     2010
                                                                                 10.41             11.56        25,579     2009
                                                                                 10.67             10.41        22,719     2008
                                                                                 10.14             10.67        43,240     2007
                                                                                  9.95             10.14        22,067     2006
                                                                                 10.00              9.95        13,515     2005
-------------------------------------------------------------------------------------------------------------------------------

                                                                                               NUMBER OF
                                                             ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                            UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                               BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
---------------------------------------------------------------------------------------------------------------
  Total Return Portfolio -- Administrative Class Shares         $13.65            $13.86         6,559     2011
                                                                 12.88             13.65        11,508     2010
                                                                 11.52             12.88         9,915     2009
                                                                 11.22             11.52         9,774     2008
                                                                 10.53             11.22        18,755     2007
                                                                 10.35             10.53        22,808     2006
                                                                 10.31             10.35        12,805     2005
                                                                 10.00             10.31           883     2004
---------------------------------------------------------------------------------------------------------------
RYDEX VARIABLE TRUST
---------------------------------------------------------------------------------------------------------------
  NASDAQ-100(R) Fund                                            $13.23            $13.25            --     2011
                                                                 11.39             13.23            --     2010
                                                                  7.65             11.39            --     2009
                                                                 13.44              7.65            --     2008
                                                                 11.64             13.44            --     2007
                                                                 11.23             11.64            --     2006
                                                                 11.33             11.23            --     2005
                                                                 10.00             11.33            --     2004
---------------------------------------------------------------------------------------------------------------
THE PRUDENTIAL SERIES FUND
---------------------------------------------------------------------------------------------------------------
  Jennison 20/20 Focus Portfolio -- Class II Shares             $15.58            $14.58            --     2011
                                                                 14.80             15.58            --     2010
                                                                  9.60             14.80            --     2009
                                                                 16.16              9.60            --     2008
                                                                 14.98             16.16         2,267     2007
                                                                 13.45             14.98         2,111     2006
                                                                 11.32             13.45            --     2005
                                                                 10.00             11.32            --     2004
---------------------------------------------------------------------------------------------------------------
  Jennison Portfolio -- Class II Shares                         $12.36            $12.10            --     2011
                                                                 11.31             12.36            --     2010
                                                                  8.10             11.31            --     2009
                                                                 13.23              8.10            --     2008
                                                                 12.10             13.23            --     2007
                                                                 12.18             12.10            --     2006
                                                                 10.90             12.18            --     2005
                                                                 10.00             10.90            --     2004
---------------------------------------------------------------------------------------------------------------
  Natural Resources Portfolio -- Class II Shares                $25.33            $20.02            --     2011
                                                                 20.27             25.33            --     2010
                                                                 11.73             20.27           508     2009
                                                                 25.56             11.73           739     2008
                                                                 17.66             25.56           369     2007
                                                                 14.81             17.66            --     2006
                                                                 10.00             14.81            --     2005
---------------------------------------------------------------------------------------------------------------
WELLS FARGO VARIABLE TRUST
---------------------------------------------------------------------------------------------------------------
  Wells Fargo Advantage VT Omega Growth Fund -- Class 2         $12.57            $11.64            --     2011
                                                                 10.00             12.57            --     2010
---------------------------------------------------------------------------------------------------------------

APPENDIX C

THE GUARANTEE ACCOUNT

THE GUARANTEE ACCOUNT IS NOT AVAILABLE TO CONTRACTS ISSUED ON OR AFTER MAY 1, 2003.

Amounts in the Guarantee Account are held in, and are part of, our General Account. The General Account consists of our assets other than those allocated to this and other Separate Accounts. Subject to statutory authority, we have sole discretion over the investment of assets of the General Account. The assets of the General Account are chargeable with liabilities arising out of any business we may conduct.

Due to certain exemptive and exclusionary provisions, of the federal securities laws, we have not registered interests in the Guarantee Account under the Securities Act of 1933 (the "1933 Act"), and we have not registered either the Guarantee Account or our General Account as an investment company under the 1940 Act. Accordingly, neither the interests in the Guarantee Account nor our General Account are generally subject to regulation under the 1933 Act and the 1940 Act. Disclosures relating to the interests in the Guarantee Account and the General Account, may however, be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy of statements made in a registration statement. The Guarantee Account may not be available in all states or markets.

You may allocate some or all of your premium payments and transfer some or all of your assets to the Guarantee Account. We credit the portion of the assets allocated to the Guarantee Account with interest (as described below). Assets in the Guarantee Account are subject to some, but not all, of the charges we assess in connection with your contract. See the "Charges and Other Deductions" provision of this prospectus.

Each time you allocate premium payments or transfer assets to the Guarantee Account, we establish an interest rate guarantee period. For each interest rate guarantee period, we guarantee an interest rate for a specified period of time. At the end of an interest rate guarantee period, a new interest rate will become effective, and a new interest rate guarantee period will commence for the remaining portion of that particular allocation.

We determine interest rates at our sole discretion. The determination made will be influenced by, but not necessarily correspond to, interest rates available on fixed income investments which we may acquire with the amounts we receive as premium payments or transfers of assets under the contracts. You will have no direct or indirect interest in these investments. We also will consider other factors in determining interest rates for a guarantee period including, but not limited to, regulatory and tax requirements, sales commissions, and administrative expenses borne by us, general economic trends, and competitive factors. Amounts you allocate to the Guarantee Account will not share in the investment performance of our General Account. WE CANNOT PREDICT OR GUARANTEE THE LEVEL OF INTEREST RATES IN FUTURE GUARANTEE PERIODS.

HOWEVER, THE INTEREST RATES FOR ANY INTEREST RATE GUARANTEE PERIOD WILL BE AT LEAST THE GUARANTEED INTEREST RATE SHOWN IN YOUR CONTRACT.

We will notify you in writing at least 5 days before the expiration date of any interest rate guarantee period about the then currently available interest rate guarantee periods and the guaranteed interest rates applicable to such interest rate guarantee periods. A new one year guarantee period will commence automatically unless we receive written notice prior to the end of the 30-day period following the expiration of the interest rate guarantee period ("30-day window") of your election of a different interest rate guarantee period from among those being offered by us at that time, or instructions to transfer all or a portion of the remaining amount to one or more Subaccounts subject to certain restrictions. See the "Transfers" provision of this prospectus. During the 30-day window, the allocation will accrue interest at the new guarantee period's interest rate.

To the extent permitted by law, we reserve the right at any time to offer interest rate guarantee periods that differ from those available when we issued the contract, and to credit a higher rate of interest on premium payments allocated to the Guarantee Account participating in a Dollar Cost Averaging program than would otherwise be credited if not participating in a Dollar Cost Averaging program. See the "Dollar Cost Averaging Program" provision. Such a program may not be available to all contracts. We also reserve the right, at any time, to stop accepting premium payments or transfers of assets to a particular interest rate guarantee period. Since the specific interest rate guarantee periods available may change periodically, please contact our Home Office to determine the interest rate guarantee periods currently being offered.

TABLE OF CONTENTS

STATEMENT OF ADDITIONAL INFORMATION

                                                                                PAGE
THE COMPANY.................................................................... B-3

THE SEPARATE ACCOUNT........................................................... B-4

ADDITIONAL INFORMATION ABOUT THE GUARANTEE ACCOUNT............................. B-4

THE CONTRACTS.................................................................. B-4
   Transfer of Annuity Units................................................... B-4
   Net Investment Factor....................................................... B-4

TERMINATION OF PARTICIPATION AGREEMENTS........................................ B-4

CALCULATION OF PERFORMANCE DATA................................................ B-5
   Subaccount Investing in the GE Investments Funds, Inc. -- Money Market Fund. B-5
   Other Subaccounts........................................................... B-6
   Other Performance Data...................................................... B-7

TAX MATTERS.................................................................... B-7
   Taxation of Genworth Life and Annuity Insurance Company..................... B-7
   IRS Required Distributions.................................................. B-7

GENERAL PROVISIONS............................................................. B-8
   Using the Contracts as Collateral........................................... B-8
   The Beneficiary............................................................. B-8
   Non-Participating........................................................... B-8
   Misstatement of Age or Gender............................................... B-8
   Incontestability............................................................ B-8
   Statement of Values......................................................... B-8
   Trust as Owner or Beneficiary............................................... B-8
   Written Notice.............................................................. B-8

LEGAL DEVELOPMENTS REGARDING EMPLOYMENT-RELATED BENEFIT PLANS.................. B-8

REGULATION OF GENWORTH LIFE AND ANNUITY INSURANCE COMPANY...................... B-9

EXPERTS........................................................................ B-9

FINANCIAL STATEMENTS........................................................... B-9

                  Genworth Life and Annuity Insurance Company
                            6610 West Broad Street
                           Richmond, Virginia 23230

A Statement of Additional Information containing more detailed information about the contract and the Separate Account is available free by writing us at the address below or by calling (800) 352-9910.

Genworth Life and Annuity Insurance Company
Annuity New Business
6610 West Broad Street
Richmond, Virginia 23230

Please mail a copy of the Statement of Additional Information for the Separate Account, Form P1151 1/99 (RetireReady/SM /Freedom) to:

Name ___________________________________________________________________________

Address ________________________________________________________________________
                                          Street

________________________________________________________________________________
         City                 State                                    Zip

Signature of Requestor _________________________________________________________